2021 QUARTERLY REPORT
Russell Investment Company
January 31, 2021
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Dynamic Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Commodity Strategies Fund A, C, M, S, Y
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Dynamic Equity Fund 12
U.S. Strategic Equity Fund 19
U.S. Small Cap Equity Fund 25
International Developed Markets Fund 38
Global Equity Fund 48
Emerging Markets Fund 58
Tax-Managed U.S. Large Cap Fund 69
Tax-Managed U.S. Mid & Small Cap Fund 73
Tax-Managed International Equity Fund 85
Tax-Managed Real Assets Fund 100
Opportunistic Credit Fund 108
Unconstrained Total Return Fund 148
Strategic Bond Fund 178
Investment Grade Bond Fund 216
Short Duration Bond Fund 234
Tax-Exempt High Yield Bond Fund 252
Tax-Exempt Bond Fund 290
Commodity Strategies Fund 333
Global Infrastructure Fund 348
Global Real Estate Securities Fund 354
Multi-Strategy Income Fund 360
Multi-Asset Growth Strategy Fund 399
Multifactor U.S. Equity Fund 437
Multifactor International Equity Fund 445
Multifactor Bond Fund 457
Notes to Schedules of Investments 467
Notes to Quarterly Report 469
Russell Investment Company
Quarterly Report
January 31, 2021 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.9%
Consumer Discretionary - 10.5%
Amazon.com, Inc.(Æ) 785 2,518
Carnival Corp. 5,134 96
Comcast Corp. Class A 46,456 2,303
Costco Wholesale Corp. 1,678 591
Dollar Tree, Inc.(Æ) 3,012 306
DR Horton, Inc. 5,774 443
General Motors Co. 47,798 2,422
Home Depot, Inc. (The) 4,514 1,222
Kohl's Corp. 5,009 221
Lennar Corp. Class A 11,115 924
Lowe's Cos., Inc. 10,092 1,684
Macy's, Inc. 6,063 91
Marriott International, Inc. Class A 2,273 264
McDonald's Corp. 3,643 757
Nike, Inc. Class B 7,183 960
Nordstrom, Inc. 3,698 131
Omnicom Group, Inc. 20,212 1,261
PulteGroup, Inc. 30,695 1,335
Starbucks Corp. 7,043 682
Target Corp. 5,346 969
Thomson Reuters Corp. 3,419 279
Thor Industries, Inc. 5,437 658
TJX Cos., Inc. (The) 7,079 453
Toll Brothers, Inc. 4,732 242
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 2,685 751
ViacomCBS , Inc. Class B 2,512 122
Walmart, Inc. 5,757 809
Walt Disney Co. (The)(Æ) 6,447 1,084
Yum China Holdings, Inc. 2,258 128
Yum! Brands, Inc. 2,214 225
23,931
Consumer Staples - 6.6%
Altria Group, Inc. 5,069 208
Archer-Daniels-Midland Co. 4,285 214
Coca-Cola Co. (The) 11,642 561
Coca-Cola European Partners PLC 31,095 1,445
CVS Health Corp. 49,714 3,561
General Mills, Inc. 5,403 314
Ingredion, Inc. 13,575 1,025
Kellogg Co. 3,053 180
Kimberly-Clark Corp. 1,127 149
Kraft Heinz Foods Co. 3,486 117
Kroger Co. (The) 38,459 1,327
Molson Coors Beverage Co. Class B 35,173 1,764
Mondelez International, Inc. Class A 9,627 534
PepsiCo, Inc. 4,379 598
Philip Morris International, Inc. 4,088 326
Procter & Gamble Co. (The) 7,459 956
Sysco Corp. 3,876 277
Tyson Foods, Inc. Class A 20,432 1,314
Walgreens Boots Alliance, Inc. 4,519 227
15,097
Energy - 3.9%
BP PLC - ADR 41,711 927
Canadian Natural Resources, Ltd. 39,483 892
Chevron Corp. 16,160 1,377
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips 11,540 462
Exxon Mobil Corp. 15,413 691
Hess Corp. 25,370 1,369
Magna International, Inc. Class A 8,390 589
Occidental Petroleum Corp. 3,735 75
Phillips 66 25,746 1,745
Schlumberger, Ltd. 3,497 78
Valero Energy Corp. 10,768 608
8,813
Financial Services - 24.1%
AerCap Holdings NV(Æ) 17,995 688
Aflac, Inc. 7,545 341
AGNC Investment Corp.(Æ) 22,356 349
Allstate Corp. (The) 4,166 447
American Express Co. 13,486 1,568
American Tower Corp.(ö) 2,022 460
Ameriprise Financial, Inc. 1,131 224
Annaly Capital Management, Inc.(ö) 115,035 934
Aon PLC Class A 7,642 1,552
Assurant, Inc. 5,861 794
Banco Santander SA - ADR(Æ) 196,039 574
Bank of America Corp. 61,395 1,820
Berkshire Hathaway, Inc. Class B(Æ) 13,005 2,963
BlackRock, Inc. Class A 463 325
Boston Properties, Inc. (ö) 8,293 757
Brookfield Property Partners, LP 8,302 141
Charles Schwab Corp. (The) 5,987 309
Chubb, Ltd. 13,637 1,987
Citigroup, Inc. 66,039 3,830
Citizens Financial Group, Inc. 36,512 1,330
CME Group, Inc. Class A 1,827 332
Comerica, Inc. 18,334 1,049
Corporate Office Properties Trust (ö) 22,866 601
Crown Castle International Corp.(ö) 2,054 327
Cullen/Frost Bankers, Inc. 2,298 212
Equity Commonwealth(ö) 12,735 363
Equity Residential(ö) 4,132 255
Essent Group, Ltd. 12,774 534
Fidelity National Information Services, Inc. 1,510 186
Fifth Third Bancorp 8,808 255
Fiserv, Inc.(Æ) 2,668 274
Franklin Resources, Inc. 4,337 114
Hartford Financial Services Group, Inc. 4,428 213
Healthpeak Properties, Inc. (ö) 42,886 1,272
Huntington Bancshares, Inc. 14,492 192
Intercontinental Exchange, Inc. 3,796 419
Jack Henry & Associates, Inc. 1,459 211
JPMorgan Chase & Co. 32,712 4,208
KeyCorp 11,033 186
KKR & Co., Inc. Class A 12,260 478
M&T Bank Corp. 1,336 177
Marsh & McLennan Cos., Inc. 4,132 454
MasterCard, Inc. Class A 3,749 1,186
Merck & Co., Inc. 11,679 900
MetLife, Inc. 4,214 203
MGM Growth Properties LLC Class A(ö) 17,735 552
Morgan Stanley 10,864 728
Navient Corp. 12,161 137
New York Community Bancorp, Inc. 114,372 1,196

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northern Trust Corp. 16,101 1,436
PayPal Holdings, Inc.(Æ) 3,851 902
PNC Financial Services Group, Inc. (The) 3,024 434
Popular, Inc. 12,623 716
Prologis, Inc.(ö) 7,153 738
Prudential Financial, Inc. 698 55
Public Storage(ö) 1,496 341
Regions Financial Corp. 15,231 259
Ryman Hospitality Properties, Inc. (ö) 9,555 620
Santander Consumer USA Holdings, Inc. 9,686 214
Signature Bank 1,500 248
Simon Property Group, LP(ö) 2,823 262
SLM Corp. 52,204 725
State Street Corp. 1,646 115
TFS Financial Corp. 13,523 239
Travelers Cos., Inc. (The) 2,505 341
Truist Financial Corp. 10,135 486
Two Harbors Investment Corp.(ö) 156,621 951
US Bancorp 41,595 1,782
Visa, Inc. Class A 6,145 1,188
Voya Financial, Inc. 4,905 272
Wells Fargo & Co. 136,962 4,091
55,022
Health Care - 12.6%
Abbott Laboratories 7,640 944
AbbVie, Inc. 12,267 1,257
Acadia Pharmaceuticals, Inc.(Æ) 2,969 143
Alexion Pharmaceuticals, Inc.(Æ) 4,773 732
Amgen, Inc. 2,508 606
AstraZeneca PLC - ADR 13,607 689
Baxter International, Inc. 4,356 335
Becton Dickinson and Co. 1,642 430
Biogen, Inc.(Æ) 1,254 354
BioMarin Pharmaceutical, Inc.(Æ) 1,514 125
Bristol-Myers Squibb Co. 19,795 1,216
Cerner Corp. 3,778 303
Cigna Corp. 8,242 1,789
Eli Lilly & Co. 3,900 811
Envista Holdings Corp.(Æ) 17,477 621
Gilead Sciences, Inc. 4,747 311
GlaxoSmithKline PLC - ADR 20,467 762
HCA Healthcare, Inc. 2,886 469
IQVIA Holdings, Inc.(Æ) 2,319 412
Jazz Pharmaceuticals PLC(Æ) 4,051 630
Johnson & Johnson 28,762 4,692
Medtronic PLC 27,308 3,040
Pfizer, Inc. 41,842 1,502
Regeneron Pharmaceuticals, Inc.(Æ) 375 189
Seagen Inc.(Æ) 2,365 388
Stryker Corp. 2,229 493
Thermo Fisher Scientific, Inc. 2,177 1,110
United Therapeutics Corp.(Æ) 1,243 204
UnitedHealth Group, Inc. 7,624 2,543
Vertex Pharmaceuticals, Inc.(Æ) 1,117 256
Viatris , Inc.(Æ) 47,502 807
Zimmer Biomet Holdings, Inc. 4,232 650
28,813
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 4.8%
Air Products & Chemicals, Inc. 1,595 425
Alcoa Corp.(Æ) 16,159 291
Carrier Global Corp. 2,707 104
Crown Holdings, Inc.(Æ) 7,660 691
Dow, Inc. 1,612 84
DowDuPont , Inc. 43,902 3,487
Eastman Chemical Co. 6,562 645
Ecolab, Inc. 1,114 228
Huntsman Corp. 45,993 1,215
International Flavors & Fragrances, Inc. 4,997 562
Linde PLC(Æ) 5,331 1,308
LyondellBasell Industries NV Class A 2,736 235
Newmont Corp. 21,572 1,286
PPG Industries, Inc. 2,820 380
Westrock Co. 1,726 72
11,013
Producer Durables - 7.3%
3M Co. 2,700 474
Accenture PLC Class A 2,646 640
Ametek , Inc. 1,788 203
Automatic Data Processing, Inc. 2,726 450
Boeing Co. (The) 1,492 290
Carlisle Cos., Inc. 833 121
Chart Industries, Inc.(Æ) 3,468 417
Cummins, Inc. 981 230
Danaher Corp. 3,180 756
Deere & Co. 6,599 1,905
Delta Air Lines, Inc. 5,535 210
Emerson Electric Co. 4,518 359
FedEx Corp. 2,501 589
Fluor Corp. 2,277 39
General Dynamics Corp. 12,624 1,851
General Electric Co. 24,366 260
Honeywell International, Inc. 3,454 675
Illinois Tool Works, Inc. 2,214 430
Johnson Controls International PLC(Æ) 2,529 126
Lockheed Martin Corp. 999 321
Northrop Grumman Corp. 1,060 304
Otis Worldwide Corp. 1,354 88
Paychex, Inc. 2,632 230
Stanley Black & Decker, Inc. 7,141 1,239
Textron, Inc. 13,446 609
TreeHouse Foods, Inc.(Æ) 18,844 796
Union Pacific Corp. 3,537 698
United Airlines Holdings, Inc.(Æ) 2,517 101
United Parcel Service, Inc. Class B 3,381 524
Waste Management, Inc. 3,428 382
Westinghouse Air Brake Technologies Corp. 19,514 1,447
16,764
Technology - 20.2%
Activision Blizzard, Inc. 2,274 207
Adobe, Inc.(Æ) 1,970 904
Alphabet, Inc. Class A(Æ) 947 1,731
Alphabet, Inc. Class C(Æ) 930 1,707
Amdocs, Ltd. 2,896 205
Amphenol Corp. Class A 2,772 346
Apple, Inc. 79,410 10,480

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 3,708 358
Arista Networks, Inc.(Æ) 5,018 1,543
Avnet, Inc. 2,941 104
Broadcom, Inc. 937 422
Cisco Systems, Inc. 18,977 846
Cognizant Technology Solutions Corp. Class
A 24,862 1,938
Corning, Inc. 5,323 191
Corteva , Inc. Class W 70,550 2,812
Electronic Arts, Inc. 1,479 212
Facebook, Inc. Class A(Æ) 9,284 2,398
HP, Inc.(Æ) 9,418 229
Intel Corp. 24,656 1,369
International Business Machines Corp. 3,229 385
Intuit, Inc. 1,313 474
Juniper Networks, Inc. 27,975 683
Lam Research Corp. 917 444
Marvell Technology Group, Ltd. 15,567 801
Micron Technology, Inc.(Æ) 18,273 1,430
Microsoft Corp. 28,203 6,542
Motorola Solutions, Inc. 1,576 264
NVIDIA Corp. 1,093 568
Oracle Corp. 31,297 1,891
QUALCOMM, Inc. 8,540 1,335
Raytheon Technologies Corp.(Æ) 28,399 1,895
Salesforce.com, Inc.(Æ) 1,331 300
Synopsys, Inc.(Æ) 1,668 426
Texas Instruments, Inc. 4,281 709
46,149
Utilities - 5.9%
American Electric Power Co., Inc. 3,239 262
AT&T, Inc. 48,684 1,394
CenterPoint Energy, Inc. 60,305 1,272
Dominion Energy, Inc. 5,705 416
Duke Energy Corp. 3,851 362
Entergy Corp. 14,531 1,385
Exelon Corp. 40,025 1,663
FirstEnergy Corp. 29,266 900
NextEra Energy, Inc. 6,817 551
NiSource, Inc. 22,995 509
PG&E Corp.(Æ) 3,334 38
PPL Corp. 28,255 782
Southern Co. (The) 8,964 528
UGI Corp. 11,749 423
Verizon Communications, Inc. 56,011 3,068
13,553
Total Common Stocks
(cost $132,992) 219,155
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 9,456,075
(∞)
9,454
Total Short-Term Investments
(cost $9,454) 9,454
Total Investments - 100.0%
(identified cost $142,446) 228,609
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 0.0%
13
Net Assets - 100.0%
228,622

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 26 USD 4,817 03/21
(95)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(95)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,931 $ — $ —
$ —
$ 23,931
Consumer Staples 15,097 — —
—
15,097
Energy 8,813 — —
—
8,813
Financial Services 55,022 — —
—
55,022
Health Care 28,813 — —
—
28,813
Materials and Processing 11,013 — —
—
11,013
Producer Durables 16,764 — —
—
16,764
Technology 46,149 — —
—
46,149
Utilities 13,553 — —
—
13,553
Short-Term Investments — — —
9,454
9,454
Total Investments 219,155 — — 9,454 228,609
Other Financial Instruments
Liabilities
Futures Contracts (95) — — — (95)
Total Other Financial Instruments
*
$ (95) $ — $ — $ — $ (95)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 105.9%
Consumer Discretionary - 11.4%
Amazon.com, Inc.(Æ) 1,423 4,563
Cable One, Inc. 449 898
Comcast Corp. Class A 26,863 1,332
Cooper Tire & Rubber Co.(Æ) 9,141 336
Costco Wholesale Corp.(Ð) 5,899 2,079
Dollar General Corp. 17,672 3,439
Dollar Tree, Inc.(Æ) 2,373 241
eBay, Inc. 2,724 154
Garmin, Ltd. 652 75
Genuine Parts Co. 3,595 337
Home Depot, Inc. (The) 2,730 739
Liberty Media Corp. Class A(Æ)(Ð) 2,940 107
Lowe's Cos., Inc. 20,699 3,454
Netflix, Inc.(Æ) 457 243
Nike, Inc. Class B 17,080 2,282
NVR, Inc.(Æ) 201 894
Omnicom Group, Inc.(Ð) 15,754 983
O'Reilly Automotive, Inc.(Æ) 1,872 796
Pool Corp.(Æ) 892 316
Ross Stores, Inc.(Æ) 39,708 4,419
Scientific Games Corp. Class A(Æ) 6,945 272
Starbucks Corp. 9,128 884
Target Corp. 2,716 492
Tesla, Inc.(Æ) 176 140
Visteon Corp.(Æ) 3,310 422
Yum China Holdings, Inc. 12,977 736
30,633
Consumer Staples - 11.8%
Archer-Daniels-Midland Co.(Ð)(Û) 25,690 1,285
Clorox Co. (The) 3,849 806
Coca-Cola Co. (The) 57,254 2,757
Colgate-Palmolive Co. 34,167 2,665
ConAgra Foods, Inc. 31,862 1,102
CVS Health Corp. 44,428 3,182
Hershey Co. (The)(Û) 7,798 1,134
Ingredion, Inc. 10,682 806
JM Smucker Co. (The) 10,994 1,280
Kellogg Co. 5,591 330
Kimberly-Clark Corp.(Û) 9,908 1,309
Kroger Co. (The) 78,832 2,720
McCormick & Co., Inc.(Ð) 9,817 879
Medifast , Inc. 2,453 576
Mondelez International, Inc. Class A 12,997 721
PepsiCo, Inc. 7,739 1,057
Pilgrim's Pride Corp.(Æ) 10,301 200
Procter & Gamble Co. (The) 9,781 1,254
Spectrum Brands Holdings, Inc. 9,470 716
Sysco Corp. 44,095 3,153
Unilever PLC - ADR(Æ) 64,517 3,763
31,695
Energy - 0.4%
Apache Corp. 33,812 483
Marathon Oil Corp.(Ð) 58,892 426
PDC Energy, Inc.(Æ)(Ð) 3,849 84
993
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 21.5%
Aflac, Inc.(Ð) 76,252 3,445
Alexandria Real Estate Equities, Inc.(ö) 1,906 319
Allstate Corp. (The) 11,436 1,226
American Homes 4 Rent Class A(ö) 1,977 60
American Tower Corp.(ö) 8,510 1,935
AvalonBay Communities, Inc.(ö) 2,475 405
Berkshire Hathaway, Inc. Class B(Æ) 15,606 3,556
Brighthouse Financial, Inc.(Æ) 24,211 856
Cadence Bancorp 6,000 108
Cboe Global Markets, Inc.(Ð) 5,259 482
CBRE Group, Inc. Class A(Æ) 13,392 817
Charles Schwab Corp. (The) 30,736 1,584
CME Group, Inc. Class A(Ð) 1,073 195
CoreSite Realty Corp. Class A(ö) 2,315 311
Crown Castle International Corp.(ö) 2,552 406
CubeSmart (ö) 8,886 310
Duke Realty Corp.(ö) 8,969 355
Equity Commonwealth(Æ)(ö)(Û) 28,361 809
Equity LifeStyle Properties, Inc. Class A(ö) 5,583 340
Equity Residential(ö) 801 49
Extra Space Storage, Inc.(ö) 2,900 330
Fidelity National Information Services, Inc. 1,878 232
First Industrial Realty Trust, Inc.(ö) 1,863 76
First Republic Bank 17,528 2,541
Fiserv, Inc.(Æ) 149 15
Flagstar Bancorp, Inc.(Æ) 9,225 395
Gaming and Leisure Properties, Inc.(ö) 26,198 1,078
Global Payments, Inc. 18,491 3,264
Globe Life, Inc.(Ð) 9,495 858
Green Dot Corp. Class A(Æ) 10,972 551
Hanover Insurance Group, Inc. (The) 865 97
Intercontinental Exchange, Inc.(Ð)(Û) 14,195 1,566
Iron Mountain, Inc.(ö) 1,897 64
Jack Henry & Associates, Inc. 952 138
Jones Lang LaSalle, Inc.(Æ) 2,123 310
JPMorgan Chase & Co. 2,644 340
Lamar Advertising Co. Class A(ö) 3,543 286
Markel Corp.(Æ) 2,044 1,982
Marsh & McLennan Cos., Inc. 25,784 2,834
MasterCard, Inc. Class A 2,128 673
Merck & Co., Inc.(Û) 69,958 5,392
Mercury General Corp.(Æ) 1,720 91
Mid-America Apartment Communities, Inc.
(ö) 1,362 181
Moody's Corp. 6,524 1,737
PROG Holdings, Inc.(Æ) 2,580 122
Progressive Corp. (The)(Ð) 5,232 456
Prologis, Inc.(ö) 5,410 558
Public Storage(ö) 2,181 496
Realty Income Corp.(ö) 5,908 349
RenaissanceRe Holdings, Ltd.(Ð) 5,219 785
Rexford Industrial Realty, Inc.(ö) 4,111 201
SBA Communications Corp.(ö) 677 182
State Street Corp. 40,341 2,824
Sun Communities, Inc.(ö) 400 57
Travelers Cos., Inc. (The) 9,793 1,335
Unum Group 32,880 764
US Bancorp 86,215 3,693
Visa, Inc. Class A 13,705 2,648

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 2,854 89
WR Berkley Corp.(Æ) 10,330 642
57,800
Health Care - 14.4%
Abbott Laboratories 2,786 344
Agilent Technologies, Inc. 611 73
Agios Pharmaceuticals, Inc.(Æ) 7,892 371
AmerisourceBergen Corp. Class A 4,553 474
Amgen, Inc. 13,830 3,340
Biogen, Inc.(Æ) 1,147 324
Bluebird Bio, Inc.(Æ)(Ð) 7,640 340
Bristol-Myers Squibb Co. 4,980 306
Cerner Corp.(Ð) 17,065 1,367
Chemed Corp. 1,068 553
Cooper Cos., Inc. (The) 2,315 843
Edwards Lifesciences Corp.(Æ)(Ð) 8,534 705
Gilead Sciences, Inc. 27,894 1,829
Global Blood Therapeutics, Inc.(Æ)(Ð) 2,112 106
Humana, Inc.(Æ) 1,043 400
Incyte Corp.(Æ)(Ð) 4,969 446
Intuitive Surgical, Inc.(Æ) 1,948 1,456
Johnson & Johnson 44,539 7,267
Medtronic PLC 23,905 2,662
Molina Healthcare, Inc.(Æ) 3,341 714
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 4,340 111
Pfizer, Inc. 12,095 434
Quest Diagnostics, Inc. 10,890 1,406
Regeneron Pharmaceuticals, Inc.(Æ) 331 167
Sage Therapeutics, Inc.(Æ)(Ð) 2,296 185
Teleflex, Inc. 4,961 1,874
Tenet Healthcare Corp.(Æ) 8,357 395
Thermo Fisher Scientific, Inc. 3,443 1,755
United Therapeutics Corp.(Æ) 6,549 1,073
UnitedHealth Group, Inc. 15,095 5,036
Veeva Systems, Inc. Class A(Æ) 2,714 750
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,508 1,720
Viatris , Inc.(Æ) 1,500 25
38,851
Materials and Processing - 1.5%
Air Products & Chemicals, Inc. 3,097 826
Copart , Inc.(Æ) 888 97
Ecolab, Inc. 6,519 1,333
Linde PLC 4,075 1,000
Louisiana-Pacific Corp.(Æ) 3,616 137
Silgan Holdings, Inc. 17,200 627
4,020
Producer Durables - 9.3%
3M Co. 55 10
ABM Industries, Inc. 661 24
AGCO Corp.(Û) 8,956 993
CH Robinson Worldwide, Inc.(Ð) 9,831 841
Cintas Corp. 562 179
Clean Harbors, Inc.(Æ) 5,858 454
Cummins, Inc.(Ð)(Û) 5,939 1,392
Expeditors International of Washington, Inc.
(Ð)(Û) 11,800 1,056
Fortive Corp. 19,831 1,310
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Honeywell International, Inc. 17,678 3,454
Insperity , Inc. 9,107 715
Landstar System, Inc.(Ð)(Û) 7,336 1,023
Lockheed Martin Corp. 5,108 1,644
ManpowerGroup , Inc. 8,142 720
Mettler -Toledo International, Inc.(Æ) 1,236 1,444
National Instruments Corp. 2,851 118
Northrop Grumman Corp. 4,336 1,243
Old Dominion Freight Line, Inc. 3,684 715
Paychex, Inc. 3,417 298
Rollins, Inc.(Ð) 24,263 874
Roper Technologies, Inc. 3,398 1,335
Stanley Black & Decker, Inc. 10,805 1,875
TransDigm Group, Inc.(Æ) 1,593 881
TriNet Group, Inc.(Æ) 6,284 466
Vontier Corp.(Æ) 18,359 595
WESCO International, Inc.(Æ) 2,486 189
WW Grainger, Inc. 3,102 1,130
Zebra Technologies Corp. Class A(Æ) 248 96
25,074
Technology - 32.1%
Accenture PLC Class A 2,353 569
Activision Blizzard, Inc.(Æ) 4,981 453
Adobe, Inc.(Æ) 6,299 2,890
Akamai Technologies, Inc.(Æ) 516 57
Alphabet, Inc. Class A(Æ) 764 1,396
Alphabet, Inc. Class C(Æ)(Û) 5,518 10,130
Amdocs, Ltd. 12,736 899
Amkor Technology, Inc. 28,147 437
Amphenol Corp. Class A 10,904 1,362
Ansys , Inc.(Æ) 487 173
Apple, Inc. 79,240 10,456
Arista Networks, Inc.(Æ) 1,364 420
Atlassian Corp. PLC Class A(Æ) 268 62
Automatic Data Processing, Inc. 15,867 2,620
Avnet, Inc. 25,719 908
Box, Inc. Class A(Æ)(Ð) 27,031 469
Cadence Design Systems, Inc. 2,844 371
Cargurus , Inc.(Æ)(Ð) 8,225 241
Ciena Corp.(Æ)(Ð) 7,452 398
Cirrus Logic, Inc.(Æ)(Û) 11,729 1,099
Cisco Systems, Inc. 13,240 590
Cognizant Technology Solutions Corp. Class
A 3,953 308
CommVault Systems, Inc.(Æ) 10,293 646
Cornerstone OnDemand , Inc.(Æ) 20,447 836
Corteva , Inc. Class W 22,068 880
Dell Technologies, Inc. Class C(Æ) 13,026 949
Dropbox, Inc. Class A(Æ) 33,702 763
Electronic Arts, Inc. 7,052 1,010
EPAM Systems, Inc.(Æ) 2,635 908
F5 Networks, Inc.(Æ)(Û) 7,790 1,527
Facebook, Inc. Class A(Æ) 15,954 4,121
HP, Inc.(Ð)(Û) 47,686 1,161
Infinera Corp.(Æ) 42,088 415
Intel Corp. 52,188 2,897
Intuit, Inc. 8,908 3,218
Juniper Networks, Inc. 35,580 869
Maxim Integrated Products, Inc.(Æ) 3,397 298

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microchip Technology, Inc. 36,121 4,916
Microsoft Corp.(Û) 63,939 14,833
NetApp, Inc. 17,175 1,141
New Relic, Inc.(Æ)(Ð) 2,161 162
Nutanix , Inc. Class A(Æ)(Ð) 10,233 312
NVIDIA Corp. 271 141
Pure Storage, Inc. Class A(Æ) 21,645 501
Salesforce.com, Inc.(Æ) 6,022 1,358
SAP SE - ADR(Æ) 10,348 1,306
Smartsheet , Inc. Class A(Æ) 2,709 189
Sonos , Inc.(Æ) 29,795 779
Synaptics , Inc.(Æ) 5,481 544
SYNNEX Corp. 764 62
Synopsys, Inc.(Æ) 1,261 322
Take-Two Interactive Software, Inc.(Æ) 326 65
TE Connectivity, Ltd. 3,028 365
Teradata Corp.(Æ) 24,240 652
Texas Instruments, Inc. 3,414 566
VeriSign, Inc.(Æ)(Ð)(Û) 4,765 925
VMware, Inc. Class A(Æ)(Ñ) 2,409 332
Xilinx, Inc. 1,791 234
86,511
Utilities - 3.5%
American Water Works Co., Inc. 6,702 1,066
AT&T, Inc. 82,935 2,374
Atmos Energy Corp. 562 50
Avangrid , Inc.(Ð) 36,410 1,684
Consolidated Edison Co., Inc. 9,105 644
Dominion Energy, Inc. 1,991 145
Eversource Energy 9,788 856
Exelon Corp. 7,114 296
Hawaiian Electric Industries, Inc. 23,492 777
National Fuel Gas Co. 2,440 98
Public Service Enterprise Group, Inc. 3,856 218
Sempra Energy 1,676 207
T-Mobile US, Inc.(Æ) 3,137 396
Verizon Communications, Inc. 10,101 551
9,362
Total Common Stocks
(cost $193,790) 284,939
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 9,228,869 (∞) 9,227
Total Short-Term Investments
(cost $9,227) 9,227
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 272,175 (∞)
272
Total Other Securities
(cost $272) 272
Total Investments - 109.4%
(identified cost $203,289) 294,438
Securities Sold Short - (9.4)%
Consumer Discretionary - (1.3)%
Acushnet Holdings Corp.(Æ) (8,812) (358)
Callaway Golf Co.(Æ) (7,838) (219)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Carvana Co.(Æ) (720) (188)
Dorman Products, Inc.(Æ) (2,554) (232)
Fortune Brands Home & Security, Inc.(Æ) (3,251) (280)
Fox Factory Holding Corp.(Æ) (4,864) (582)
Genuine Parts Co. (1,462) (137)
Leggett & Platt, Inc.(Æ) (7,611) (312)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,002) (190)
Steven Madden, Ltd.(Æ) (8,027) (270)
Walt Disney Co. (The)(Æ) (3,211) (540)
Wayfair, Inc. Class A(Æ) (200) (54)
Wolverine World Wide, Inc.(Æ) (4,697) (135)
(3,497)
Consumer Staples - (0.1)%
Kraft Heinz Foods Co.(Æ) (8,977) (301)
Energy - (0.3)%
Exxon Mobil Corp.(Æ) (11,562) (519)
Ormat Technologies, Inc.(Æ) (2,680) (306)
(825)
Financial Services - (1.8)%
Apollo Global Management, Inc.(Æ) (7,194) (330)
Charles Schwab Corp. (The) (353) (18)
Chimera Investment Corp.(Æ)(ö) (46,020) (465)
Dun & Bradstreet Holdings, Inc.(Æ) (16,917) (400)
Global Payments, Inc. (2,250) (397)
Houlihan Lokey , Inc. Class A(Æ) (5,400) (350)
Marsh & McLennan Cos., Inc. (3,576) (393)
Moelis & Co. Class A(Æ) (9,223) (458)
Moody's Corp. (1,626) (433)
People's United Financial, Inc.(Æ) (11,279) (154)
Progyny , Inc.(Æ) (3,298) (154)
RLI Corp.(Æ) (2,053) (199)
Tradeweb Markets Inc. Class A(Æ) (285) (17)
Truist Financial Corp. (11,097) (532)
UDR, Inc. (Æ)(ö) (5,441) (209)
Valley National Ban corp(Æ) (25,666) (262)
(4,771)
Health Care - (1.8)%
10x Genomics, Inc. Class A(Æ) (909) (156)
Arena Pharmaceuticals, Inc.(Æ) (3,223) (239)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,432) (111)
Berkeley Lights, Inc.(Æ) (397) (29)
Bio- Techne Corp.(Æ) (1,544) (502)
Bruker Corp.(Æ) (4,693) (272)
ChemoCentryx , Inc.(Æ) (707) (40)
Elanco Animal Health, Inc.(Æ) (7,677) (223)
Encompass Health Corp.(Æ) (1,903) (153)
Exact Sciences Corp.(Æ) (1,243) (170)
Fate Therapeutics, Inc.(Æ) (726) (66)
Immunovant , Inc.(Æ) (2,732) (107)
Invitae Corp.(Æ) (5,102) (253)
Karuna Therapeutics, Inc.(Æ) (1,464) (145)
NeoGenomics , Inc.(Æ) (8,895) (472)
PerkinElmer, Inc.(Æ) (2,967) (436)
Premier, Inc. Class A(Æ) (12,148) (411)
Repligen Corp.(Æ) (1,838) (368)
Seres Therapeutics, Inc.(Æ) (2,657) (63)
Teladoc Health, Inc.(Æ) (1,401) (370)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
L
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teleflex, Inc. (318) (120)
Veracyte , Inc.(Æ) (3,201) (181)
(4,887)
Materials and Processing - (0.4)%
AAON, Inc.(Æ) (4,519) (334)
Balchem Corp.(Æ) (2,429) (260)
Compass Minerals International, Inc.(Æ) (5,166) (301)
Hexcel Corp.(Æ) (4,245) (185)
(1,080)
Producer Durables - (1.0)%
Albany International Corp. Class A(Æ) (3,316) (231)
Altra Industrial Motion Corp.(Æ) (4,558) (234)
Badger Meter, Inc.(Æ) (6,023) (552)
ESCO Technologies, Inc.(Æ) (3,677) (350)
Ingersoll Rand, Inc.(Æ) (4,565) (191)
L3Harris Technologies, Inc.(Æ) (1,074) (184)
LCI Industries(Æ) (1,554) (201)
Parker-Hannifin Corp.(Æ) (1,093) (289)
Plug Power, Inc.(Æ) (1,193) (75)
Trimble Navigation, Ltd.(Æ) (4,973) (328)
(2,635)
Technology - (2.4)%
8x8, Inc.(Æ) (4,867) (172)
Analog Devices, Inc.(Æ) (3,175) (468)
Appfolio , Inc. Class A(Æ) (2,063) (315)
Aspen Technology, Inc.(Æ) (2,529) (339)
Broadcom, Inc.(Æ) (767) (346)
Cognex Corp.(Æ) (5,952) (489)
Coupa Software, Inc.(Æ) (448) (139)
Cree, Inc.(Æ) (1,163) (118)
Entegris , Inc.(Æ) (3,290) (324)
Envestnet , Inc.(Æ) (3,795) (291)
KLA Corp.(Æ) (1,485) (416)
MongoDB, Inc.(Æ) (1,330) (492)
Motorola Solutions, Inc.(Æ) (1,729) (290)
Power Integrations, Inc.(Æ) (3,716) (299)
Q2 Holdings, Inc.(Æ) (3,700) (474)
Raytheon Technologies Corp.(Æ) (6,886) (460)
Roku, Inc.(Æ) (550) (214)
Salesforce.com, Inc.(Æ) (1,938) (437)
Twilio , Inc. Class A(Æ) (1,245) (447)
(6,530)
Utilities - (0.3)%
PPL Corp.(Æ) (15,370) (425)
South Jersey Industries, Inc.(Æ) (13,218) (305)
(730)
Total Securities Sold Short
(proceeds $19,637) (25,256)
Other Assets and Liabilities, Net
- 0.0%
59
Net Assets - 100.0%
269,241

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 30,633 $ — $ —
$ —
$ 30,633
Consumer Staples 31,695 — —
—
31,695
Energy 993 — —
—
993
Financial Services 57,800 — —
—
57,800
Health Care 38,851 — —
—
38,851
Materials and Processing 4,020 — —
—
4,020
Producer Durables 25,074 — —
—
25,074
Technology 86,511 — —
—
86,511
Utilities 9,362 — —
—
9,362
Short-Term Investments — — —
9,227
9,227
Other Securities — — —
272
272
Total Investments 284,938 — — 9,499 294,438
Securities Sold Short* (25,256) — — — (25,256)
* Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 104.8%
Consumer Discretionary - 19.9%
Amazon.com, Inc.(Æ)(Û) 2,309 7,403
Amerco , Inc. 454 210
AutoZone, Inc.(Æ)(Û) 405 453
Burlington Stores, Inc.(Æ) 660 164
Cable One, Inc. 243 486
Carnival Corp. 3,404 64
Central Garden & Pet Co. Class A(Æ) 1,532 60
Charter Communications, Inc. Class A(Æ)(Û) 4,173 2,535
Chipotle Mexican Grill, Inc. Class A(Æ) 189 280
Comcast Corp. Class A 3,692 183
Costco Wholesale Corp.(Ð) 2,135 752
Darden Restaurants, Inc. 735 86
Dollar Tree, Inc.(Æ) 425 43
Domino's Pizza, Inc. 1,303 483
DR Horton, Inc. 1,189 91
eBay, Inc. 1,176 66
Five Below, Inc.(Æ) 533 94
Floor & Decor Holdings, Inc. Class A(Æ) 793 73
Ford Motor Credit Co. LLC(Æ)(Û) 156,240 1,645
Fox Corp. Class A 1,840 57
General Motors Co.(Ð)(Û) 17,147 869
Gildan Activewear , Inc. Class A 28,754 717
Goodyear Tire & Rubber Co. (The)(Æ) 30,481 322
Graham Holdings Co. Class B 275 156
Home Depot, Inc. (The) 109 30
Kohl's Corp. 1,731 76
Lear Corp. 5,872 885
Lennar Corp. Class A 2,192 182
Liberty Media Corp. Class A(Æ)(Ð) 5,943 237
LKQ Corp.(Æ) 2,714 95
Lowe's Cos., Inc.(Û) 5,217 871
Lululemon Athletica , Inc.(Æ) 580 191
Madison Square Garden Sports Corp. Class
A(Æ) 1,663 269
Marriott Vacations Worldwide Corp. 420 52
MGM Resorts International 1,889 54
Mohawk Industries, Inc.(Æ) 4,533 651
Netflix, Inc.(Æ) 3,251 1,730
New York Times Co. (The) Class A(Ð) 3,095 153
Newell Rubbermaid, Inc. 24,777 595
Nike, Inc. Class B 12,681 1,694
Pool Corp. 171 61
PulteGroup, Inc. 2,928 127
PVH Corp. 7,514 641
Rent-A-Center, Inc. Class A 1,803 78
Scientific Games Corp. Class A(Æ) 3,482 137
Spotify Technology SA(Æ) 234 74
Starbucks Corp. 13,382 1,296
Target Corp. 1,679 304
TEGNA, Inc. 10,741 172
Tempur Sealy International, Inc. 2,384 63
Tesla, Inc.(Æ) 1,389 1,102
Thor Industries, Inc. 588 71
TJX Cos., Inc. (The) 2,183 140
Toll Brothers, Inc. 2,120 108
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 457 128
VF Corp. 945 73
Visteon Corp.(Æ) 1,265 161
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The)(Æ) 2,528 425
Wayfair, Inc. Class A(Æ) 147 40
Wingstop , Inc. 892 134
Yum! Brands, Inc. 873 89
30,481
Consumer Staples - 1.7%
Albertsons Co., Inc. Class A 4,050 70
Altria Group, Inc. 1,451 60
Archer-Daniels-Midland Co. 862 43
Bunge, Ltd. 6,193 406
Constellation Brands, Inc. Class A 237 50
CVS Health Corp. 1,874 134
Herbalife Nutrition, Ltd.(Æ) 2,501 127
Hershey Co. (The)(Û) 1,959 285
Kimberly-Clark Corp.(Û) 771 102
Kroger Co. (The)(Ð)(Û) 8,472 292
Medifast , Inc. 473 111
Mondelez International, Inc. Class A 552 31
Monster Beverage Corp.(Æ) 1,183 103
Philip Morris International, Inc. 1,553 124
Pilgrim's Pride Corp.(Æ) 6,964 135
Sanderson Farms, Inc.(Ð) 612 83
Spectrum Brands Holdings, Inc. 3,500 264
Tyson Foods, Inc. Class A 696 45
US Foods Holding Corp.(Æ) 2,429 75
Walgreens Boots Alliance, Inc. 1,782 90
2,630
Energy - 3.4%
Apache Corp. 17,589 251
Cenovus Energy, Inc. 48,195 285
Chevron Corp. 3,645 311
ConocoPhillips 3,843 154
Continental Resources, Inc.(Ð) 2,722 54
EOG Resources, Inc. 2,207 112
Exxon Mobil Corp. 13,872 622
Halliburton Co. 43,999 777
HollyFrontier Corp. 2,300 65
Kinder Morgan, Inc. 8,307 117
Marathon Oil Corp.(Ð) 18,042 131
Marathon Petroleum Corp. 3,778 163
NOV, Inc.(Æ) 24,414 302
Occidental Petroleum Corp.(Ð) 22,098 443
ONEOK, Inc. 2,519 100
PDC Energy, Inc.(Æ)(Ð) 2,128 46
Phillips 66 1,891 128
Pioneer Natural Resources Co. 3,400 411
Royal Dutch Shell PLC Class A - ADR 10,302 380
Targa Resources Corp. 7,749 212
Valero Energy Corp. 1,263 71
Xcel Energy, Inc. 1,034 66
5,201
Financial Services - 20.7%
Affiliated Managers Group, Inc. 410 45
Alexandria Real Estate Equities, Inc.(ö) 354 59
Alleghany Corp.(Ð) 350 198
Allstate Corp. (The)(Ð)(Û) 4,037 433
Ally Financial, Inc.(Ð) 6,916 262

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Equity Investment Life Holding
Co. 1,543 45
American Homes 4 Rent Class A(ö) 1,942 59
American International Group, Inc. 27,586 1,033
American Tower Corp.(ö) 296 67
Ameriprise Financial, Inc. 611 121
Aon PLC Class A 443 90
Assurant, Inc. 668 90
Athene Holding, Ltd. Class A(Æ) 1,523 62
AvalonBay Communities, Inc.(ö) 415 68
Axis Capital Holdings, Ltd.(Ð) 14,187 651
Axos Financial, Inc.(Æ) 2,374 92
Bank of America Corp. 28,641 849
Bank of New York Mellon Corp. (The) 13,993 557
Berkshire Hathaway, Inc. Class B(Æ) 224 51
BlackRock, Inc. Class A 81 57
Brighthouse Financial, Inc.(Æ) 7,330 260
Brixmor Property Group, Inc.(ö) 5,759 97
Cadence Bancorp 5,426 97
Camden Property Trust(ö) 996 102
Capital One Financial Corp.(Û) 16,804 1,752
CBRE Group, Inc. Class A(Æ) 2,589 158
Charles Schwab Corp. (The) 1,998 103
Chubb, Ltd. 558 81
Citigroup, Inc. 16,797 974
Crown Castle International Corp.(ö) 466 74
CubeSmart (ö) 1,456 51
Digital Realty Trust, Inc.(ö) 456 66
Discover Financial Services 1,843 154
Douglas Emmett, Inc.(ö) 2,904 80
Duke Realty Corp.(ö) 1,273 50
Equinix , Inc.(Æ)(ö) 262 194
Equitable Holdings, Inc. 21,837 541
Equity LifeStyle Properties, Inc. Class A(ö) 852 52
Equity Residential(ö) 1,058 65
Essex Property Trust, Inc.(ö) 333 80
Extra Space Storage, Inc.(ö) 486 55
First Industrial Realty Trust, Inc.(ö) 1,039 42
First Republic Bank 1,159 168
Fiserv, Inc.(Æ) 1,332 137
Flagstar Bancorp, Inc. 5,297 227
Four Corners Property Trust, Inc.(Ð)(ö) 3,802 100
Gaming and Leisure Properties, Inc.(ö) 7,913 325
Global Payments, Inc. 961 170
Goldman Sachs Group, Inc. (The) 3,007 815
Green Dot Corp. Class A(Æ) 3,500 176
Hilltop Holdings, Inc.(Ð) 3,831 115
Host Hotels & Resorts, Inc.(ö) 4,724 64
Hudson Pacific Properties, Inc.(ö) 2,456 58
Interactive Brokers Group, Inc. Class A(Ð) 3,035 186
Intercontinental Exchange, Inc.(Ð) 4,371 482
Invitation Homes, Inc.(ö) 13,208 389
JBG Smith Properties(ö) 2,248 67
JPMorgan Chase & Co. 8,840 1,137
Kemper Corp. 699 49
Kilroy Realty Corp.(ö) 1,567 89
KKR & Co., Inc. Class A 32,817 1,279
Life Storage, Inc.(Æ)(ö) 944 77
Lincoln National Corp. 2,107 96
Markel Corp.(Æ) 303 294
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasterCard, Inc. Class A 6,051 1,915
MetLife, Inc. 14,027 675
Mid-America Apartment Communities, Inc.
(ö) 849 113
Morgan Stanley 5,359 359
National Health Investors, Inc.(Ð)(ö) 2,412 156
New Residential Investment Corp.(ö) 11,213 105
PayPal Holdings, Inc.(Æ) 11,457 2,685
Piedmont Office Realty Trust, Inc. Class A(ö) 1,128 17
PNC Financial Services Group, Inc. (The) 288 41
Popular, Inc. 1,141 65
Primerica, Inc. 559 78
Prologis, Inc.(ö) 702 72
Prudential Financial, Inc. 958 75
Public Storage(ö) 148 34
Raymond James Financial, Inc.(Ð) 2,719 272
Reinsurance Group of America, Inc. Class A 2,567 270
RenaissanceRe Holdings, Ltd. 1,807 272
Santander Consumer USA Holdings, Inc.(Ð) 4,089 90
SBA Communications Corp.(Ð)(ö) 1,376 370
Simon Property Group, LP(ö) 1,124 104
SLM Corp. 4,686 65
Spirit Realty Capital, Inc.(Ð)(ö) 4,387 169
Starwood Property Trust, Inc.(ö) 6,632 124
State Street Corp. 1,285 90
Sun Communities, Inc.(ö) 458 66
Synchrony Financial 16,535 556
Travelers Cos., Inc. (The)(Û) 3,804 518
Truist Financial Corp. 2,848 137
UBS Group AG 32,079 462
UDR, Inc.(ö) 2,762 106
Unum Group 8,469 197
US Bancorp 2,225 95
Ventas, Inc.(ö) 1,826 84
VICI Properties, Inc.(ö) 14,528 367
Visa, Inc. Class A 12,731 2,461
Voya Financial, Inc. 11,047 613
Weingarten Realty Investors(ö) 4,497 101
Wells Fargo & Co. 36,573 1,093
Welltower , Inc.(ö) 850 52
31,641
Health Care - 11.9%
Abbott Laboratories 1,213 150
AbbVie, Inc. 2,647 271
Acadia Healthcare Co., Inc.(Æ) 1,203 61
Agios Pharmaceuticals, Inc.(Æ) 2,098 99
Alexion Pharmaceuticals, Inc.(Æ) 1,279 196
Align Technology, Inc.(Æ) 146 77
Alkermes PLC(Æ)(Ð) 12,001 252
Alnylam Pharmaceuticals, Inc.(Æ) 272 41
AmerisourceBergen Corp. Class A 4,202 438
Amgen, Inc. 475 115
Anthem, Inc.(Æ)(Û) 3,036 901
Becton Dickinson and Co. 195 51
Biogen, Inc.(Æ) 307 87
BioMarin Pharmaceutical, Inc.(Æ)(Ð)(Û) 2,655 220
Bio- Techne Corp.(Æ) 410 133
Bluebird Bio, Inc.(Æ)(Ð) 2,578 115
Boston Scientific Corp.(Æ) 1,430 51

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bristol-Myers Squibb Co. 3,025 186
Bruker Corp. 939 54
Cardinal Health, Inc. 12,151 653
Centene Corp.(Æ) 3,613 218
Cerner Corp. 626 50
Change Healthcare, Inc.(Æ) 2,495 60
Charles River Laboratories International,
Inc.(Æ) 521 135
Cigna Corp. 1,199 260
DexCom , Inc.(Æ)(Ð) 1,303 488
Edwards Lifesciences Corp.(Æ) 20,919 1,728
Gilead Sciences, Inc.(Û) 12,990 852
Global Blood Therapeutics, Inc.(Æ)(Ð) 962 48
HCA Healthcare, Inc. 970 158
Heron Therapeutics, Inc.(Æ) 4,740 82
Humana, Inc. 2,111 809
Illumina, Inc.(Æ) 3,842 1,639
Incyte Corp.(Æ)(Ð)(Û) 4,638 416
Intuitive Surgical, Inc.(Æ) 2,037 1,523
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 6,000 61
Jazz Pharmaceuticals PLC(Æ) 2,860 445
Laboratory Corp. of America Holdings(Æ) 439 100
McKesson Corp. 6,084 1,061
Merit Medical Systems, Inc.(Æ) 1,183 64
Moderna , Inc.(Æ) 582 101
Molina Healthcare, Inc.(Æ) 1,933 413
NGM Biopharmaceuticals, Inc.(Æ) 1,365 35
Novocure , Ltd.(Æ)(Ð) 989 159
Perrigo Co. PLC 727 31
Regeneron Pharmaceuticals, Inc.(Æ) 178 90
ResMed , Inc. 277 56
Sage Therapeutics, Inc.(Æ)(Ð) 1,076 87
Tenet Healthcare Corp.(Æ) 741 35
United Therapeutics Corp.(Æ) 2,813 461
Universal Health Services, Inc. Class B 730 91
Veeva Systems, Inc. Class A(Æ) 4,455 1,232
Vertex Pharmaceuticals, Inc.(Æ) 2,163 495
Viatris , Inc.(Æ) 21,773 370
West Pharmaceutical Services, Inc. 382 114
18,118
Materials and Processing - 3.3%
Acuity Brands, Inc.(Ð) 850 102
Albemarle Corp. 422 69
Ashland Global Holdings, Inc. 3,994 319
Atkore International Group, Inc.(Æ) 1,256 56
Ball Corp. 13,235 1,166
Belden, Inc.(Ð) 1,404 66
Berry Plastics Group, Inc.(Æ) 876 43
Boise Cascade Co. 1,478 70
Cabot Corp. 1,998 88
Copart , Inc.(Æ) 908 100
Crown Holdings, Inc.(Æ) 497 45
Domtar Corp. 4,321 130
Dow, Inc. 25,729 1,335
DowDuPont , Inc. 1,936 154
Eastman Chemical Co. 957 94
Element Solutions, Inc.(Æ) 12,316 210
Graphic Packaging Holding Co. 3,124 49
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hexcel Corp. 1,344 59
Louisiana-Pacific Corp.(Ð) 6,221 236
LyondellBasell Industries NV Class A 438 38
Masco Corp. 1,922 104
Newmont Corp. 1,389 83
Nucor Corp. 1,056 51
O-I Glass, Inc.(Ð) 14,585 184
PPG Industries, Inc. 542 73
Westrock Co. 1,845 76
5,000
Producer Durables - 6.9%
ABM Industries, Inc. 3,396 125
AGCO Corp. 4,850 538
Avalara, Inc.(Æ) 535 80
Booz Allen Hamilton Holding Corp. Class A 450 38
Caterpillar, Inc. 773 141
Clean Harbors, Inc.(Æ) 2,297 178
CoStar Group, Inc.(Æ) 180 162
CSX Corp. 1,677 144
Curtiss-Wright Corp. 561 58
Deere & Co. 715 206
Delta Air Lines, Inc. 3,498 133
Eaton Corp. PLC 800 94
EMCOR Group, Inc.(Ð) 1,866 165
Expeditors International of Washington, Inc.
(Ð)(Û) 4,138 370
frontdoor , Inc.(Æ) 2,987 164
General Dynamics Corp. 501 73
General Electric Co. 123,977 1,324
HEICO Corp. 368 43
Howmet Aerospace, Inc. 4,847 119
Huntington Ingalls Industries, Inc. 339 53
Insperity , Inc. 2,723 214
JB Hunt Transport Services, Inc. 803 108
Johnson Controls International PLC(Æ) 5,299 264
KBR, Inc. 4,191 122
Keysight Technologies, Inc.(Æ) 603 85
L3Harris Technologies, Inc. 873 150
Landstar System, Inc.(Ð) 902 126
ManpowerGroup , Inc. 3,206 284
Norfolk Southern Corp. 537 127
Northrop Grumman Corp. 146 42
PACCAR, Inc. 581 53
Quanta Services, Inc. 1,493 105
Rush Enterprises, Inc. Class A 1,670 70
Southwest Airlines Co. 2,007 88
Square, Inc. Class A(Æ) 717 155
Stanley Black & Decker, Inc. 2,903 504
StoneCo , Ltd. Class A(Æ) 1,099 79
Terex Corp. 1,021 37
Textron, Inc. 8,993 407
TriNet Group, Inc.(Æ) 1,611 119
Union Pacific Corp. 884 175
United Airlines Holdings, Inc.(Æ) 1,806 72
United Parcel Service, Inc. Class B 869 135
United Rentals, Inc.(Æ) 663 161
Waste Management, Inc. 12,370 1,378
WESCO International, Inc.(Æ) 3,804 290
Westinghouse Air Brake Technologies Corp. 10,125 751

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xerox Holdings Corp.(Ð) 6,612 139
Zebra Technologies Corp. Class A(Æ) 343 133
10,581
Technology - 33.9%
Adobe, Inc.(Æ) 2,111 968
Advanced Micro Devices, Inc.(Æ) 2,134 183
Airbnb, Inc. Class A(Æ)(Ñ) 6,057 1,112
Akamai Technologies, Inc.(Æ) 1,001 111
Alphabet, Inc. Class A(Æ) 18 33
Alphabet, Inc. Class C(Æ) 989 1,816
Amdocs, Ltd. 3,401 240
Amkor Technology, Inc. 5,553 86
Anaplan, Inc.(Æ) 970 65
Ansys , Inc.(Æ) 133 47
Apple, Inc.(Ð) 28,431 3,751
Applied Materials, Inc. 3,848 372
Arrow Electronics, Inc.(Æ) 3,718 363
Autodesk, Inc.(Æ) 3,870 1,074
Avnet, Inc. 9,262 327
Booking Holdings, Inc.(Æ) 173 336
Box, Inc. Class A(Æ)(Ð) 7,827 136
Broadcom, Inc. 331 149
CACI International, Inc. Class A(Æ) 226 55
Cadence Design Systems, Inc.(Æ) 1,386 181
Cargurus , Inc.(Æ)(Ð) 2,890 85
CDW Corp. 614 81
Ceridian HCM Holding, Inc.(Æ) 1,936 180
Ciena Corp.(Æ)(Ð) 5,517 294
Cirrus Logic, Inc.(Æ) 4,460 418
Cognizant Technology Solutions Corp. Class
A 8,626 672
Coherent, Inc.(Æ) 319 64
CommScope Holding Co., Inc.(Æ) 19,782 291
CommVault Systems, Inc.(Æ) 4,915 309
Concentrix Corp.(Æ) 471 50
Cornerstone OnDemand , Inc.(Æ) 5,556 227
Corteva , Inc. Class W 15,126 603
Coupa Software, Inc.(Æ) 4,168 1,292
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 1,384 299
Datadog , Inc. Class A(Æ) 12,333 1,267
Dell Technologies, Inc. Class C(Æ) 7,769 567
DocuSign, Inc.(Æ) 376 88
Dropbox, Inc. Class A(Æ) 15,965 361
Electronic Arts, Inc. 1,154 165
Entegris , Inc. 1,453 143
EPAM Systems, Inc.(Æ) 340 117
Etsy, Inc.(Æ) 501 100
Facebook, Inc. Class A(Æ) 631 163
FireEye, Inc.(Æ) 14,958 314
Fortinet, Inc.(Æ) 4,279 619
GoDaddy , Inc. Class A(Æ)(Ð) 3,881 305
Hewlett Packard Enterprise Co. Class H(Ð) 87,773 1,083
HP, Inc.(Æ) 30,073 732
Infinera Corp.(Æ) 9,436 93
Intel Corp. 2,441 135
Intuit, Inc. 423 153
Jabil Circuit, Inc. 4,382 181
Juniper Networks, Inc. 6,269 153
KLA Corp. 679 190
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lam Research Corp. 545 264
Leidos Holdings, Inc. 1,486 158
Marvell Technology Group, Ltd. 2,793 144
Match Group, Inc.(Æ) 13,606 1,903
Medallia , Inc.(Æ) 1,352 56
Micron Technology, Inc.(Æ)(Û) 9,084 711
Microsoft Corp.(Û) 23,786 5,517
MKS Instruments, Inc. 616 97
Monolithic Power Systems, Inc. 458 163
NCR Corp.(Æ) 8,508 284
NetApp, Inc. 8,360 556
NetScout Systems, Inc.(Æ)(Ð) 5,414 158
New Relic, Inc.(Æ)(Ð) 1,995 150
NortonLifeLock , Inc.(Æ) 4,736 100
Nutanix , Inc. Class A(Æ)(Ð) 5,107 156
NVIDIA Corp. 1,191 619
Okta , Inc.(Æ) 499 129
Palo Alto Networks, Inc.(Æ) 1,133 398
Paycom Software, Inc.(Æ) 4,251 1,614
Proofpoint , Inc.(Æ) 487 63
Pure Storage, Inc. Class A(Æ) 7,157 166
QUALCOMM, Inc. 1,178 184
Rambus, Inc.(Æ)(Ð) 5,065 96
Raytheon Technologies Corp.(Æ) 3,051 204
RealPage , Inc.(Æ) 882 76
Salesforce.com, Inc.(Æ) 1,850 417
ServiceNow , Inc.(Æ) 4,315 2,343
Smartsheet , Inc. Class A(Æ) 2,291 160
Snowflake, Inc. Class A(Æ) 3,502 954
Sonos , Inc.(Æ)(Û) 5,817 152
Synaptics , Inc.(Æ) 3,406 338
SYNNEX Corp. 839 68
Synopsys, Inc.(Æ) 816 208
Take-Two Interactive Software, Inc.(Æ) 2,350 471
Tenable Holdings, Inc.(Æ) 2,560 127
Teradata Corp.(Æ) 7,602 204
Teradyne, Inc. 1,225 139
Trade Desk, Inc. (The) Class A(Æ) 217 166
Twilio , Inc. Class A(Æ) 7,737 2,780
Tyler Technologies, Inc.(Æ) 84 36
Uber Technologies, Inc.(Æ) 58,569 2,982
Verint Systems, Inc.(Æ)(Ð) 3,719 275
VeriSign, Inc.(Æ)(Ð) 2,197 426
Western Digital Corp.(Ð) 8,888 502
Wix.com, Ltd.(Æ) 4,447 1,099
Workday, Inc. Class A(Æ) 673 153
Workiva , Inc.(Æ) 833 81
Yelp, Inc. Class A(Æ)(Ð) 7,133 232
Zendesk , Inc.(Æ) 387 56
Zoom Video Communications, Inc. Class
A(Æ) 268 100
Zscaler , Inc.(Æ) 530 106
Zynga, Inc. Class A(Æ) 4,604 46
51,786
Utilities - 3.1%
Ameren Corp. 725 53
American Electric Power Co., Inc. 1,546 125
AT&T, Inc. 5,638 161
Baker Hughes, a GE Co. LLC 43,887 883

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cheniere Energy, Inc.(Æ) 1,169 74
CMS Energy Corp. 750 43
Cogent Communications Holdings, Inc.(Ð) 2,401 137
Consolidated Edison Co., Inc. 1,611 114
Dominion Energy, Inc. 908 66
Duke Energy Corp. 896 84
Edison International 7,465 434
International Business Machines Corp. 817 97
Lumen Technologies, Inc. 3,942 49
NextEra Energy, Inc. 3,460 280
NRG Energy, Inc. 19,206 795
Pinnacle West Capital Corp.(Ð) 1,783 134
Portland General Electric Co. 2,850 121
Public Service Enterprise Group, Inc. 1,010 57
RingCentral, Inc. Class A(Æ) 229 85
Sempra Energy 650 80
Southern Co. (The) 2,079 122
Telephone & Data Systems, Inc. 8,669 163
T-Mobile US, Inc.(Æ) 1,105 139
Verizon Communications, Inc. 2,832 155
Vistra Corp.(Ð) 13,399 268
4,719
Total Common Stocks
(cost $113,207) 160,157
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 4,427,186 (∞) 4,426
Total Short-Term Investments
(cost $4,426) 4,426
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 1,128,375 (∞)
1,128
Total Other Securities
(cost $1,128) 1,128
Total Investments - 108.4%
(identified cost $118,761) 165,711
Securities Sold Short - (7.7)%
Consumer Discretionary - (1.4)%
Callaway Golf Co. (9,705) (271)
Carvana Co.(Æ) (350) (91)
Cinemark Holdings, Inc. (6,809) (138)
Dorman Products, Inc.(Æ) (1,933) (176)
Fox Factory Holding Corp.(Æ) (1,383) (165)
Gentex Corp. (2,489) (82)
GrowGeneration Corp.(Æ) (486) (21)
Leggett & Platt, Inc. (4,020) (165)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,188) (207)
PVH Corp. (2,028) (173)
Steven Madden, Ltd. (5,488) (184)
TripAdvisor, Inc.(Æ) (5,754) (178)
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) (48) (13)
ViacomCBS , Inc. Class B (6,936) (338)
(2,202)
Energy - (0.1)%
ChampionX Corp.(Æ) (9,762) (149)
Southwestern Energy Co.(Æ) (4,916) (19)
(168)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - (1.5)%
AGNC Investment Corp.(Æ) (4,500) (70)
Annaly Capital Management, Inc.(ö) (31,587) (256)
Apollo Global Management, Inc. (4,440) (204)
Ares Management Corp. Class A (1,132) (51)
Dun & Bradstreet Holdings, Inc.(Æ) (8,314) (197)
Global Payments, Inc. (944) (167)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (4,108) (243)
Marsh & McLennan Cos., Inc. (1,549) (170)
New Residential Investment Corp.(ö) (23,900) (224)
Omega Healthcare Investors, Inc.(ö) (5,644) (204)
PennyMac Mortgage Investment Trust(ö) (9,920) (171)
Safehold , Inc.(Æ) (2,019) (149)
Two Harbors Investment Corp.(ö) (39,989) (243)
(2,349)
Health Care - (1.8)%
Addus HomeCare Corp.(Æ) (925) (104)
Agilent Technologies, Inc. (1,628) (196)
Arena Pharmaceuticals, Inc.(Æ) (1,649) (122)
Arrowhead Pharmaceuticals, Inc.(Æ) (585) (45)
Berkeley Lights, Inc.(Æ) (219) (16)
Bio-Rad Laboratories, Inc. Class A(Æ) (408) (234)
Bio- Techne Corp.(Æ) (628) (204)
ChemoCentryx , Inc.(Æ) (307) (18)
Elanco Animal Health, Inc.(Æ) (488) (14)
Emergent BioSolutions , Inc.(Æ) (953) (102)
Exact Sciences Corp.(Æ) (1,204) (165)
Fate Therapeutics, Inc.(Æ) (972) (88)
HealthEquity , Inc.(Æ) (3,158) (264)
Invitae Corp.(Æ) (2,138) (106)
NeoGenomics , Inc.(Æ) (5,237) (278)
Premier, Inc. Class A (5,243) (178)
Repligen Corp.(Æ) (1,191) (238)
Seres Therapeutics, Inc.(Æ) (3,489) (83)
Veracyte , Inc.(Æ) (4,094) (232)
(2,687)
Materials and Processing - (0.4)%
Compass Minerals International, Inc. (3,173) (185)
Hexcel Corp. (2,359) (103)
Quaker Chemical Corp. (918) (241)
(529)
Producer Durables - (0.5)%
American Airlines Group, Inc. (13,204) (227)
Badger Meter, Inc. (2,132) (196)
Plug Power, Inc.(Æ) (1,811) (114)
Stericycle, Inc.(Æ) (235) (15)
Trimble Navigation, Ltd.(Æ) (2,958) (195)
Workhorse Group, Inc.(Æ) (874) (30)
(777)
Technology - (2.0)%
8x8, Inc.(Æ) (4,125) (145)
Amphenol Corp. Class A (1,729) (216)
Ansys , Inc.(Æ) (648) (230)
Aspen Technology, Inc.(Æ) (1,450) (194)
Brooks Automation, Inc. (2,125) (161)
Cognex Corp. (3,134) (257)
Envestnet , Inc.(Æ) (2,310) (177)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
II-VI, Inc.(Æ) (3,156) (265)
IPG Photonics Corp.(Æ) (912) (204)
Onto Innovation, Inc.(Æ) (2,744) (148)
Q2 Holdings, Inc.(Æ) (1,979) (253)
Roku, Inc.(Æ) (220) (86)
Sabre Corp.(Æ) (21,479) (232)
Salesforce.com, Inc.(Æ) (924) (208)
Twilio , Inc. Class A(Æ) (671) (241)
(3,017)
Total Securities Sold Short
(proceeds $8,839) (11,729)
Other Assets and Liabilities, Net
- (0.7)%
(1,086)
Net Assets - 100.0%
152,896

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Dynamic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 4 USD 741 03/21
(16)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(16)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 30,481 $ — $ —
$ —
$ 30,481
Consumer Staples 2,630 — —
—
2,630
Energy 5,201 — —
—
5,201
Financial Services 31,641 — —
—
31,641
Health Care 18,118 — —
—
18,118
Materials and Processing 5,000 — —
—
5,000
Producer Durables 10,581 — —
—
10,581
Technology 51,786 — —
—
51,786
Utilities 4,719 — —
—
4,719
Short-Term Investments — — —
4,426
4,426
Other Securities — — —
1,128
1,128
Total Investments 160,157 — — 5,554 165,711
Securities Sold Short** (11,729) — — — (11,729)
Other Financial Instruments
Liabilities
Futures Contracts (16) — — — (16)
Total Other Financial Instruments
*
$ (16) $ — $ — $ — $ (16)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.6%
Consumer Discretionary - 16.3%
Advance Auto Parts, Inc. 12,306 1,835
Amazon.com, Inc.(Æ) 38,355 122,974
Amerco , Inc. 3,771 1,744
AutoNation, Inc.(Æ) 26,786 1,909
Best Buy Co., Inc. 36,313 3,952
BorgWarner, Inc. 49,147 2,064
Bright Horizons Family Solutions, Inc.(Æ) 11,606 1,764
Brunswick Corp. 13,600 1,176
Capri Holdings, Ltd.(Æ) 37,948 1,581
Carnival Corp. 29,694 554
Carter's, Inc. 10,414 917
Charter Communications, Inc. Class A(Æ) 87,891 53,399
Chipotle Mexican Grill, Inc. Class A(Æ) 756 1,119
Choice Hotels International, Inc. 22,230 2,237
Columbia Sportswear Co. 7,077 619
Comcast Corp. Class A 207,494 10,286
Costco Wholesale Corp. 14,391 5,072
Darden Restaurants, Inc. 15,955 1,865
Dick's Sporting Goods, Inc. 38,006 2,547
Discovery, Inc. Class A(Æ) 23,846 988
Dollar General Corp. 16,831 3,276
DR Horton, Inc. 133,782 10,275
eBay, Inc. 55,696 3,147
Expedia Group, Inc. 11,500 1,427
Extended Stay America, Inc. 60,041 881
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,325
Foot Locker, Inc. 48,103 2,108
Ford Motor Credit Co. LLC(Æ) 350,593 3,692
Gap, Inc. (The) 108,647 2,200
Garmin, Ltd. 18,659 2,143
General Motors Co. 672,018 34,058
Genuine Parts Co. 20,723 1,946
Goodyear Tire & Rubber Co. (The)(Æ) 97,169 1,025
Graham Holdings Co. Class B 2,302 1,308
Grand Canyon Education, Inc.(Æ) 10,350 879
Hanesbrands, Inc. 78,820 1,205
Home Depot, Inc. (The) 33,351 9,032
Kohl's Corp. 58,150 2,562
Lear Corp. 7,886 1,189
Leggett & Platt, Inc. 30,081 1,233
Lennar Corp. Class A 41,608 3,460
Lennar Corp. Class B 15,913 1,065
Liberty SiriusXM Group Class C(Æ) 38,198 1,549
LKQ Corp.(Æ) 86,551 3,037
Lowe's Cos., Inc. 11,623 1,939
Lululemon Athletica , Inc.(Æ) 9,596 3,154
Macy's, Inc. 162,059 2,437
McDonald's Corp. 16,807 3,493
Mohawk Industries, Inc.(Æ) 15,586 2,238
Netflix, Inc.(Æ) 79,862 42,518
Nike, Inc. Class B 389,057 51,974
Nordstrom, Inc.(Ñ) 66,359 2,352
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 48,842 1,106
NVR, Inc.(Æ) 470 2,090
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 1,481
Omnicom Group, Inc. 244,322 15,241
O'Reilly Automotive, Inc.(Æ) 3,399 1,446
Penske Automotive Group, Inc. 19,669 1,177
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Polaris, Inc. 18,875 2,202
PulteGroup, Inc. 300,089 13,054
PVH Corp. 23,015 1,962
Ralph Lauren Corp. Class A 14,413 1,456
Ross Stores, Inc. 24,861 2,767
Royal Caribbean Cruises, Ltd. 15,585 1,013
Sensata Technologies Holding PLC(Æ) 30,020 1,636
Skechers USA, Inc. Class A(Æ) 42,945 1,481
Starbucks Corp. 350,516 33,933
Tapestry, Inc. 71,265 2,253
Target Corp. 32,172 5,829
Thor Industries, Inc. 71,987 8,711
TJX Cos., Inc. (The) 28,376 1,817
Tractor Supply Co. 13,674 1,938
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 38,267 10,706
Under Armour , Inc. Class A(Æ) 51,569 903
Urban Outfitters, Inc.(Æ) 45,537 1,249
VF Corp. 18,146 1,395
ViacomCBS , Inc. Class B 56,337 2,732
Walmart, Inc. 52,955 7,440
Walt Disney Co. (The)(Æ) 41,838 7,036
Whirlpool Corp. 11,285 2,089
Williams-Sonoma, Inc. 26,353 3,397
Yum China Holdings, Inc. 20,498 1,162
563,431
Consumer Staples - 3.5%
Archer-Daniels-Midland Co. 46,283 2,315
Casey's General Stores, Inc. 3,765 706
Clorox Co. (The) 2,886 604
Coca-Cola Co. (The) 112,705 5,427
CVS Health Corp. 284,555 20,388
Estee Lauder Cos., Inc. (The) Class A 8,580 2,030
General Mills, Inc. 19,258 1,119
Hormel Foods Corp. 11,157 523
Ingredion, Inc. 167,323 12,628
JM Smucker Co. (The) 19,214 2,237
Kroger Co. (The) 487,289 16,811
Molson Coors Beverage Co. Class B 175,834 8,820
Mondelez International, Inc. Class A 51,175 2,837
Monster Beverage Corp.(Æ) 16,800 1,459
PepsiCo, Inc. 43,079 5,883
Philip Morris International, Inc. 31,450 2,505
Procter & Gamble Co. (The) 97,159 12,457
Sysco Corp. 10,396 743
Tyson Foods, Inc. Class A 255,139 16,408
US Foods Holding Corp.(Æ) 35,810 1,110
Walgreens Boots Alliance, Inc. 50,945 2,560
119,570
Energy - 1.0%
BP PLC - ADR 474,974 10,554
Canadian Natural Resources, Ltd. 464,905 10,498
Chevron Corp. 106,954 9,112
ConocoPhillips 79,640 3,188
Exxon Mobil Corp. 39,773 1,783
35,135

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 17.3%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 149,434 5,714
Aflac, Inc. 59,106 2,670
Alliance Data Systems Corp. 17,492 1,183
Allstate Corp. (The) 26,101 2,798
American Express Co. 6,982 812
American Homes 4 Rent Class A(ö) 22,358 676
American Tower Corp.(ö) 12,930 2,940
Annaly Capital Management, Inc.(ö) 1,367,586 11,105
Apple Hospitality REIT, Inc.(ö) 128,705 1,606
AvalonBay Communities, Inc.(ö) 6,786 1,111
Banco Santander SA - ADR(Æ) 2,408,587 7,057
Bank of America Corp. 761,080 22,566
Bank of New York Mellon Corp. (The) 34,343 1,368
Berkshire Hathaway, Inc. Class B(Æ) 127,057 28,952
BlackRock, Inc. Class A 5,428 3,806
Boston Properties, Inc.(ö) 98,617 9,001
Broadridge Financial Solutions, Inc. 13,476 1,904
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 1,279
Capital One Financial Corp. 16,476 1,718
Cboe Global Markets, Inc. 3,251 298
CBRE Group, Inc. Class A(Æ) 40,060 2,443
Charles Schwab Corp. (The) 93,780 4,833
Chubb, Ltd. 20,670 3,011
Citigroup, Inc. 738,952 42,852
Citizens Financial Group, Inc. 381,524 13,903
Comerica, Inc. 222,879 12,749
Crown Castle International Corp.(ö) 11,639 1,854
CubeSmart (ö) 25,789 899
Discover Financial Services 13,338 1,114
Equinix , Inc.(Æ)(ö) 2,128 1,575
Equity Commonwealth(ö) 141,330 4,029
Essent Group, Ltd. 132,874 5,558
Essex Property Trust, Inc.(ö) 2,892 693
Everest Re Group, Ltd. 840 177
Fidelity National Information Services, Inc. 25,745 3,178
Fiserv, Inc.(Æ) 15,236 1,565
FleetCor Technologies, Inc.(Æ) 6,623 1,608
Global Payments, Inc. 19,967 3,525
Goldman Sachs Group, Inc. (The) 2,440 662
Hartford Financial Services Group, Inc. 20,216 971
Host Hotels & Resorts, Inc.(ö) 68,818 932
Invitation Homes, Inc.(ö) 31,914 941
Jack Henry & Associates, Inc. 14,623 2,117
JPMorgan Chase & Co. 220,321 28,349
KeyCorp 5,939 100
KKR & Co., Inc. Class A 1,025,890 39,958
Life Storage, Inc.(Æ)(ö) 7,035 574
M&T Bank Corp. 10,794 1,430
MasterCard, Inc. Class A 194,006 61,362
Medical Properties Trust, Inc.(ö) 21,618 456
Merck & Co., Inc. 87,876 6,773
MetLife, Inc. 28,215 1,359
Morgan Stanley 140,350 9,410
Northern Trust Corp. 21,389 1,908
PayPal Holdings, Inc.(Æ) 278,231 65,192
People's United Financial, Inc. 23,806 325
PNC Financial Services Group, Inc. (The) 17,326 2,487
Popular, Inc. 150,721 8,553
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 8,651 754
Prudential Financial, Inc. 16,217 1,269
Public Storage(ö) 5,781 1,316
Raymond James Financial, Inc. 11,885 1,188
Regency Centers Corp.(ö) 10,955 517
Reinsurance Group of America, Inc. Class A 9,053 951
RenaissanceRe Holdings, Ltd. 29 4
Ryman Hospitality Properties, Inc.(ö) 106,036 6,876
SLM Corp. 627,750 8,713
State Street Corp. 13,883 972
Sun Communities, Inc.(ö) 4,053 580
Synchrony Financial 54,839 1,845
Travelers Cos., Inc. (The) 17,155 2,338
Truist Financial Corp. 50,198 2,409
Two Harbors Investment Corp.(ö) 1,855,210 11,261
US Bancorp 53,083 2,275
VEREIT, Inc.(ö) 14,437 509
Visa, Inc. Class A 402,561 77,795
Wells Fargo & Co. 827,129 24,715
Western Union Co. (The) 73,448 1,636
WP Carey, Inc.(ö) 8,989 597
596,509
Health Care - 14.3%
Abbott Laboratories 64,264 7,942
AbbVie, Inc. 127,784 13,095
Abiomed , Inc.(Æ) 11,292 3,932
Agilent Technologies, Inc. 38,409 4,616
Agios Pharmaceuticals, Inc.(Æ) 13,219 621
Alexion Pharmaceuticals, Inc.(Æ) 63,180 9,687
Align Technology, Inc.(Æ) 13,681 7,188
Alkermes PLC(Æ) 94,763 1,989
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 2,357
Amgen, Inc. 13,574 3,277
Anthem, Inc.(Æ) 7,272 2,160
AstraZeneca PLC - ADR(Ñ) 159,887 8,090
Baxter International, Inc. 37,880 2,910
Becton Dickinson and Co. 14,602 3,823
Biogen, Inc.(Æ) 15,435 4,362
BioMarin Pharmaceutical, Inc.(Æ) 6,613 547
Bluebird Bio, Inc.(Æ) 22,668 1,010
Boston Scientific Corp.(Æ) 62,153 2,203
Bristol-Myers Squibb Co. 200,798 12,335
Cantel Medical Corp.(Æ) 25,095 1,982
Centene Corp.(Æ) 44,103 2,659
Cerner Corp. 42,122 3,374
Cigna Corp. 14,543 3,157
Cooper Cos., Inc. (The) 8,252 3,004
Dentsply Sirona , Inc. 21,144 1,131
DexCom , Inc.(Æ) 5,748 2,155
Edwards Lifesciences Corp.(Æ) 584,244 48,247
Eli Lilly & Co. 27,837 5,789
Envista Holdings Corp.(Æ) 114,951 4,085
Exact Sciences Corp.(Æ) 9,735 1,335
Exelixis , Inc.(Æ) 92,124 2,046
Gilead Sciences, Inc. 43,802 2,873
GlaxoSmithKline PLC - ADR 232,456 8,659
HCA Healthcare, Inc. 42,303 6,873
Henry Schein, Inc.(Æ) 14,284 941
Hill-Rom Holdings, Inc. 15,265 1,466

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hologic , Inc.(Æ) 14,690 1,171
Humana, Inc. 2,749 1,053
ICU Medical, Inc.(Æ) 7,641 1,562
IDEXX Laboratories, Inc.(Æ) 2,975 1,424
Illumina, Inc.(Æ) 94,744 40,403
Incyte Corp.(Æ) 30,662 2,752
Insulet Corp.(Æ) 2,810 751
Integra LifeSciences Holdings Corp.(Æ) 25,481 1,683
Intuitive Surgical, Inc.(Æ) 60,522 45,249
Jazz Pharmaceuticals PLC(Æ) 50,791 7,898
Johnson & Johnson 194,439 31,719
Laboratory Corp. of America Holdings(Æ) 14,684 3,361
Masimo Corp.(Æ) 11,844 3,031
MEDNAX, Inc.(Æ) 60,470 1,649
Medtronic PLC 152,719 17,002
Moderna , Inc.(Æ) 18,235 3,158
Neurocrine Biosciences, Inc.(Æ) 5,389 592
Penumbra, Inc.(Æ)(Ñ) 6,934 1,810
Pfizer, Inc. 466,700 16,755
Quest Diagnostics, Inc. 19,415 2,508
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 2,636
ResMed , Inc. 20,816 4,196
Sage Therapeutics, Inc.(Æ) 17,324 1,397
Seagen Inc.(Æ) 7,553 1,241
STERIS PLC 17,053 3,191
Stryker Corp. 16,926 3,741
Teleflex, Inc. 4,900 1,850
Thermo Fisher Scientific, Inc. 16,524 8,422
United Therapeutics Corp.(Æ) 16,116 2,640
UnitedHealth Group, Inc. 39,363 13,131
Universal Health Services, Inc. Class B 21,480 2,678
Varian Medical Systems, Inc.(Æ) 17,994 3,159
Veeva Systems, Inc. Class A(Æ) 119,221 32,958
Vertex Pharmaceuticals, Inc.(Æ) 15,514 3,554
Viatris , Inc.(Æ) 558,773 9,494
West Pharmaceutical Services, Inc. 16,093 4,820
Zimmer Biomet Holdings, Inc. 76,146 11,701
Zoetis, Inc. Class A 26,931 4,154
492,414
Materials and Processing - 3.3%
Air Products & Chemicals, Inc. 927 247
Alcoa Corp.(Æ) 173,781 3,128
Ball Corp. 353,144 31,084
Carrier Global Corp. 36,048 1,388
Copart , Inc.(Æ) 11,271 1,237
Crown Holdings, Inc.(Æ) 94,585 8,527
DowDuPont , Inc. 216,321 17,187
Eastman Chemical Co. 76,035 7,478
Ecolab, Inc. 559 114
Fastenal Co. 27,014 1,231
Huntsman Corp. 551,480 14,570
Lennox International, Inc. 3,495 963
Linde PLC(Æ) 9,588 2,353
LyondellBasell Industries NV Class A 15,612 1,339
Newmont Corp. 257,593 15,352
Owens Corning 25,061 1,945
Reliance Steel & Aluminum Co. 2,803 325
Steel Dynamics, Inc. 401 14
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 24,143 3,461
111,943
Producer Durables - 5.7%
3M Co. 12,249 2,152
AECOM(Æ) 38,592 1,933
Ametek , Inc. 29,700 3,364
Aptiv PLC 10,656 1,424
Boeing Co. (The) 9,075 1,762
Booz Allen Hamilton Holding Corp. Class A 20,340 1,732
Carlisle Cos., Inc. 17,526 2,540
CH Robinson Worldwide, Inc. 19,423 1,662
Chart Industries, Inc.(Æ) 50,927 6,117
Cintas Corp. 6,621 2,106
CoStar Group, Inc.(Æ) 4,081 3,672
CSX Corp. 18,465 1,583
Cummins, Inc. 19,734 4,626
Danaher Corp. 24,481 5,823
Deere & Co. 6,005 1,734
Delta Air Lines, Inc. 50,802 1,928
Eaton Corp. PLC 54,265 6,387
Emerson Electric Co. 21,989 1,745
Expeditors International of Washington, Inc. 7,661 686
FedEx Corp. 12,994 3,058
Flir Systems, Inc. 27,509 1,432
General Dynamics Corp. 8,635 1,267
Gentex Corp. 122,306 4,042
HEICO Corp. 7,238 852
Honeywell International, Inc. 30,896 6,036
Huntington Ingalls Industries, Inc. 3,579 563
IDEX Corp. 11,272 2,099
IHS Markit , Ltd.(Æ) 20,885 1,819
Illinois Tool Works, Inc. 9,751 1,894
Johnson Controls International PLC(Æ) 110,501 5,505
Kansas City Southern 12,439 2,521
Keysight Technologies, Inc.(Æ) 5,940 841
L3Harris Technologies, Inc. 18,572 3,185
Lockheed Martin Corp. 7,714 2,482
Magna International, Inc. Class A 101,020 7,097
Middleby Corp.(Æ) 10,496 1,424
Northrop Grumman Corp. 6,024 1,727
Old Dominion Freight Line, Inc. 3,547 688
Otis Worldwide Corp. 18,034 1,166
PACCAR, Inc. 50,602 4,616
Paychex, Inc. 42,964 3,752
Quanta Services, Inc. 37,203 2,622
Republic Services, Inc. Class A 20,865 1,889
Roper Technologies, Inc. 5,775 2,269
S&P Global, Inc. 1,210 384
Snap-on, Inc. 8,918 1,605
Southwest Airlines Co. 42,366 1,862
Stanley Black & Decker, Inc. 4,646 806
Textron, Inc. 197,397 8,934
Toro Co. (The) 18,395 1,734
TreeHouse Foods, Inc.(Æ) 208,891 8,821
Union Pacific Corp. 15,584 3,077
United Airlines Holdings, Inc.(Æ) 14,344 574
United Parcel Service, Inc. Class B 14,402 2,232
United Rentals, Inc.(Æ) 8,004 1,945
Verisk Analytics, Inc. Class A 14,411 2,644

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waste Management, Inc. 359,791 40,052
Waters Corp.(Æ) 5,104 1,351
Westinghouse Air Brake Technologies Corp. 9,916 736
Xerox Holdings Corp. 86,788 1,825
XPO Logistics, Inc.(Æ) 8,670 957
197,361
Technology - 31.2%
Accenture PLC Class A 25,524 6,175
Activision Blizzard, Inc. 13,687 1,246
Adobe, Inc.(Æ) 74,173 34,028
Airbnb, Inc. Class A(Æ)(Ñ) 159,763 29,337
Akamai Technologies, Inc.(Æ) 8,769 974
Allegion PLC 8,785 940
Alphabet, Inc. Class A(Æ) 16,665 30,453
Alphabet, Inc. Class C(Æ) 5,423 9,955
Amdocs, Ltd. 43,752 3,090
Amphenol Corp. Class A 33,138 4,138
Ansys , Inc.(Æ) 3,836 1,359
Apple, Inc. 643,416 84,905
Applied Materials, Inc. 41,456 4,008
Arista Networks, Inc.(Æ) 57,394 17,652
Arrow Electronics, Inc.(Æ) 28,560 2,788
Autodesk, Inc.(Æ) 101,915 28,274
Automatic Data Processing, Inc. 20,700 3,418
Black Knight, Inc.(Æ) 17,187 1,404
Booking Holdings, Inc.(Æ) 612 1,190
Broadcom, Inc. 7,296 3,287
CACI International, Inc. Class A(Æ) 2,300 555
Cadence Design Systems, Inc.(Æ) 18,371 2,395
CDW Corp. 15,067 1,984
Cisco Systems, Inc. 159,284 7,101
Citrix Systems, Inc. 19,410 2,588
Cognizant Technology Solutions Corp. Class
A 105,290 8,207
Concentrix Corp.(Æ) 14,477 1,548
Corning, Inc. 45,235 1,623
Corteva , Inc. Class W 308,388 12,292
Coupa Software, Inc.(Æ) 111,770 34,634
Datadog , Inc. Class A(Æ) 325,396 33,434
Dell Technologies, Inc. Class C(Æ) 44,963 3,277
Dolby Laboratories, Inc. Class A 25,029 2,203
DXC Technology Co. 23,100 651
Electronic Arts, Inc. 5,960 853
F5 Networks, Inc.(Æ) 13,506 2,647
Facebook, Inc. Class A(Æ) 111,248 28,739
Fortinet, Inc.(Æ) 8,065 1,167
Genpact , Ltd. 66,395 2,542
Grubhub , Inc.(Æ) 15,840 1,192
Hewlett Packard Enterprise Co. Class H 197,056 2,432
HP, Inc.(Æ) 140,824 3,428
Intel Corp. 202,784 11,257
International Business Machines Corp. 26,062 3,104
Intuit, Inc. 8,623 3,115
Jabil Circuit, Inc. 47,803 1,978
Juniper Networks, Inc. 415,926 10,157
Lam Research Corp. 6,766 3,274
Leidos Holdings, Inc. 16,456 1,745
Marvell Technology Group, Ltd. 187,213 9,634
Match Group, Inc.(Æ) 352,684 49,326
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Micron Technology, Inc.(Æ) 271,634 21,261
Microsoft Corp. 754,349 174,979
Motorola Solutions, Inc. 11,497 1,926
NCR Corp.(Æ) 60,418 2,016
NVIDIA Corp. 19,139 9,944
ON Semiconductor Corp.(Æ) 59,963 2,068
Oracle Corp. 56,289 3,402
Paycom Software, Inc.(Æ) 107,901 40,974
Pure Storage, Inc. Class A(Æ) 111,755 2,585
Raytheon Technologies Corp.(Æ) 90,650 6,049
Salesforce.com, Inc.(Æ) 25,424 5,735
ServiceNow , Inc.(Æ) 103,612 56,278
Skyworks Solutions, Inc. 7,610 1,288
Snowflake, Inc. Class A(Æ) 92,334 25,156
SYNNEX Corp. 14,477 1,182
Synopsys, Inc.(Æ) 24,270 6,200
Take-Two Interactive Software, Inc.(Æ) 12,852 2,576
Teradyne, Inc. 28,482 3,232
Texas Instruments, Inc. 35,768 5,926
Twilio , Inc. Class A(Æ) 199,628 71,752
Tyler Technologies, Inc.(Æ) 1,728 731
Uber Technologies, Inc.(Æ) 1,520,206 77,424
VMware, Inc. Class A(Æ)(Ñ) 10,988 1,515
Western Digital Corp. 25,883 1,461
Wix.com, Ltd.(Æ) 120,435 29,753
Workday, Inc. Class A(Æ) 3,510 799
Zynga, Inc. Class A(Æ) 230,931 2,289
1,076,204
Utilities - 3.0%
American Electric Power Co., Inc. 8,378 678
AT&T, Inc. 632,106 18,097
Avangrid , Inc. 27,409 1,268
CenterPoint Energy, Inc. 60,636 1,279
Consolidated Edison, Inc. 26,161 1,852
Dominion Energy, Inc. 7,331 534
DTE Energy Co. 11,007 1,307
Duke Energy Corp. 39,298 3,694
Evergy , Inc. 38,147 2,050
Eversource Energy(Æ) 19,150 1,676
Exelon Corp. 70,530 2,931
FirstEnergy Corp. 340,389 10,470
National Fuel Gas Co. 16,180 651
NextEra Energy, Inc. 41,568 3,362
NiSource, Inc. 275,314 6,098
PG&E Corp.(Æ) 72,278 826
Pinnacle West Capital Corp. 14,728 1,108
PPL Corp. 396,987 10,985
Sempra Energy 10,893 1,348
Southern Co. (The) 25,958 1,529
T-Mobile US, Inc.(Æ) 13,760 1,735
UGI Corp. 126,164 4,541
Verizon Communications, Inc. 383,860 21,016
Vistra Corp. 31,642 632
WEC Energy Group, Inc.(Æ) 29,263 2,602
102,269
Total Common Stocks
(cost $2,270,792) 3,294,836

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 10.0%
U.S. Cash Management Fund(@) 345,034,556
(∞)
344,966
United States Treasury Bills
0.074% due 05/20/21(ž)(§) 700 700
Total Short-Term Investments
(cost $345,665) 345,666
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×) 42,447,975
(∞)
42,448
Total Other Securities
(cost $42,448) 42,448
Total Investments - 106.8%
(identified cost $2,658,905) 3,682,950
Other Assets and Liabilities, Net
- (6.8)%
(234,849)
Net Assets - 100.0%
3,448,101

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 407 USD 75,401 03/21
(1,609)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,609)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 563,43 1 $ — $ —
$ —
$ 563,43 1
Consumer Staples 119,570 — —
—
119,570
Energy 35,135 — —
—
35,135
Financial Services 596,509 — —
—
596,509
Health Care 492,414 — —
—
492,414
Materials and Processing 111,943 — —
—
111,943
Producer Durables 197,361 — —
—
197,361
Technology 1,076,204 — —
—
1,076,204
Utilities 102,269 — —
—
102,269
Short-Term Investments — 700 —
344,966
345,66 6
Other Securities — — —
42,448
42,448
Total Investments 3,294,83 6 700 — 387,414 3,682,950
Other Financial Instruments
Liabilities
Futures Contracts (1,609) — — — (1,609)
Total Other Financial Instruments
*
$ (1,609) $ — $ — $ — $ (1,609)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.5%
Consumer Discretionary - 15.0%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 8,125 250
Adtalem Global Education, Inc.(Æ) 20,829 804
Amerco , Inc.(Ð) 938 434
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 378,714 3,336
American Public Education, Inc.(Æ) 34,275 987
America's Car-Mart, Inc.(Æ) 66,928 7,949
Aspen Group, Inc.(Æ) 41,412 392
B. Riley Financial, Inc. 201,418 9,707
Bally's Corp.(Æ)(Ð) 60,793 3,190
Bassett Furniture Industries, Inc. 956 19
Beazer Homes USA, Inc.(Æ) 19,425 323
Bed Bath & Beyond, Inc.(Ñ) 63,158 2,231
Big Lots, Inc. 21,219 1,266
BJ's Restaurants, Inc. 225,500 10,539
BJ's Wholesale Club Holdings, Inc.(Æ) 38,126 1,604
Bloomin ' Brands, Inc. 65,960 1,390
Boot Barn Holdings, Inc.(Æ) 120,157 6,877
Brinker International, Inc. 26,297 1,548
Cable One, Inc.(Û) 1,356 2,712
Caesars Entertainment, Inc.(Æ) 16,183 1,139
Caleres , Inc. 464,099 7,012
Canada Goose Holdings, Inc.(Æ)(Ñ) 37,675 1,261
Cardlytics, Inc.(Æ) 10,067 1,231
Carrols Restaurant Group, Inc.(Æ) 284,509 1,747
Cavco Industries, Inc.(Æ) 14,349 2,707
Celestica, Inc.(Æ) 147,666 1,192
Central Garden & Pet Co. Class A(Æ)(Ð) 8,024 313
Century Communities, Inc.(Æ) 14,768 693
Cheesecake Factory, Inc. (The) 18,005 810
Churchill Downs, Inc. 5,960 1,117
Cinemark Holdings, Inc.(Ñ) 41,186 834
Cooper Tire & Rubber Co. 27,666 1,017
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 39,550 1,207
Cracker Barrel Old Country Store, Inc. 4,762 644
Dana Holding Corp.(Ð) 180,217 3,489
Deckers Outdoor Corp.(Æ) 5,480 1,600
Del Taco Restaurants, Inc.(Æ) 237,313 2,283
Delta Apparel, Inc.(Æ) 101,572 2,033
Denny's Corp.(Æ) 89,651 1,410
Designer Brands, Inc. Class A 256,423 3,141
Dillard's, Inc. Class A 21,807 1,914
Dine Brands Global, Inc. 9,436 649
Dorman Products, Inc.(Æ) 8,628 784
Drive Shack, Inc.(Æ)(Ñ) 161,737 390
Driven Brands, Inc.(Æ) 27,260 766
El Pollo Loco Holdings, Inc.(Æ) 76,522 1,557
Entercom Communications Corp. Class A 493,494 2,295
EW Scripps Co. (The) Class A 133,231 1,973
First Cash Financial Services, Inc. 8,576 505
GAN, Ltd.(Æ) 86,909 2,052
Genesco, Inc.(Æ) 89,572 3,476
G-III Apparel Group, Ltd.(Æ) 41,649 1,126
Golden Entertainment, Inc.(Æ) 161,598 2,747
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 156,647 1,653
GoPro, Inc. Class A(Æ)(Ð) 121,412 1,087
Gray Television, Inc. 114,289 1,949
Hamilton Beach Brands Holding Co. Class A 104,455 2,004
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc.(Ð) 16,636 544
HealthStream , Inc.(Æ) 15,243 355
Hibbett Sports, Inc.(Æ) 9,169 518
Hilton Grand Vacations, Inc.(Æ) 25,792 767
Houghton Mifflin Harcourt Co.(Æ)(Ð) 61,155 301
iHeartMedia , Inc. Class A(Æ) 84,891 1,234
International Game Technology PLC 81,235 1,309
IntriCon Corp.(Æ)(Ñ) 39,452 723
Jack in the Box, Inc. 8,867 835
KB Home 20,473 852
Kontoor Brands, Inc. 77,577 2,802
Lakeland Industries, Inc.(Æ) 7,215 201
Landsea Homes Corp.(Æ) 82,161 733
La-Z-Boy, Inc. Class Z 23,147 896
LGI Homes, Inc.(Æ) 4,014 428
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 333,635 1,361
Lithia Motors, Inc. Class A 6,016 1,917
Lovesac Co. (The)(Æ) 21,227 1,200
Lumber Liquidators Holdings, Inc.(Æ) 11,261 315
M/I Homes, Inc.(Æ) 14,951 738
Macy's, Inc. 113,090 1,701
Madison Square Garden Entertainment Corp.
(Æ) 44,279 3,930
Madison Square Garden Sports Corp. Class
A(Æ)(Ð)(Û) 13,994 2,266
Manchester United PLC Class A 37,575 541
Marchex , Inc. Class B(Æ) 19,353 57
MarineMax , Inc.(Æ)(Ð) 9,944 416
Marriott Vacations Worldwide Corp.(Ð) 13,711 1,683
Meredith Corp.(Ð) 10,709 235
Meritage Homes Corp.(Æ) 11,775 945
Mohawk Group Holdings, Inc.(Æ)(Ñ) 85,513 1,969
Motorcar Parts of America, Inc.(Æ) 39,271 889
Murphy USA, Inc. 5,382 670
Nexstar Media Group, Inc. Class A 17,736 2,016
nVent Electric PLC 36,101 808
Overstock.com, Inc.(Æ)(Ñ) 5,275 409
Papa John's International, Inc. 7,790 797
Penn National Gaming, Inc.(Æ) 20,579 2,134
Perdoceo Education Corp.(Æ)(Ð) 33,291 394
PetIQ , Inc.(Æ)(Ñ) 110,798 3,840
Planet Fitness, Inc. Class A(Æ) 13,057 940
Playa Hotels & Resorts NV(Æ) 181,497 966
Potbelly Corp.(Æ) 159,682 861
Quotient Technology, Inc.(Æ)(Û) 35,241 312
Qurate Retail, Inc. Class A 325,349 4,099
Rent-A-Center, Inc. Class A 23,167 1,003
Restoration Hardware(Æ) 2,020 960
REV Group, Inc. 14,501 150
Revolve Group, Inc.(Æ) 28,736 1,068
Sally Beauty Holdings, Inc.(Æ) 39,328 594
Scholastic Corp. 33,196 855
Scientific Games Corp. Class A(Æ) 57,929 2,272
SeaWorld Entertainment, Inc.(Æ) 32,688 934
Signet Jewelers, Ltd.(Æ)(Ð) 27,699 1,125
Sinclair Broadcast Group, Inc. Class A 34,210 1,078
Skyline Champion Corp.(Æ) 78,516 2,640
SMART Global Holdings, Inc.(Æ)(Ð) 140,582 5,223
Sonic Automotive, Inc. Class A 21,607 884

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stamps.com, Inc.(Æ) 4,632 1,058
Steven Madden, Ltd. 18,831 633
Stride, Inc.(Æ) 58,124 1,497
Taylor Morrison Home Corp. Class A(Æ) 37,974 987
Tenneco, Inc. Class A(Æ)(Ð) 35,113 355
Texas Roadhouse, Inc. Class A 38,746 2,953
The Aaron's Co., Inc.(Æ) 161,941 2,743
Tilly's, Inc. Class A 134,288 1,316
Travelzoo , Inc.(Æ) 47,648 525
Tribune Publishing Co.(Æ) 3,041 44
TripAdvisor, Inc.(Æ) 53,612 1,660
Universal Electronics, Inc.(Æ) 43,434 2,356
Universal Technical Institute, Inc.(Æ) 9,409 57
Urban Outfitters, Inc.(Æ) 30,826 846
Vera Bradley, Inc.(Æ) 16,293 138
Vista Outdoor, Inc.(Æ) 36,809 1,074
Visteon Corp.(Æ) 16,326 2,081
Wingstop , Inc.(Ð)(Û) 15,447 2,318
Winnebago Industries, Inc. 10,806 746
Wolverine World Wide, Inc. 201,429 5,768
WW International, Inc.(Æ) 21,097 560
Wyndham Hotels & Resorts, Inc.(Û) 115,947 6,745
Zumiez , Inc.(Æ) 20,984 904
226,422
Consumer Staples - 2.7%
Adecoagro SA(Æ) 370,747 2,765
Alico , Inc. 23,889 710
Andersons, Inc. (The) 9,352 215
Boston Beer Co., Inc. Class A(Æ)(Ð) 229 210
Bunge, Ltd.(Û) 46,298 3,029
Coca-Cola Consolidated, Inc. 2,095 559
elf Beauty, Inc.(Æ) 247,319 5,381
Farmer Brothers Co.(Æ) 44,404 233
Fresh Del Monte Produce, Inc. 54,176 1,326
Freshpet , Inc.(Æ) 4,358 607
Grocery Outlet Holding Corp.(Æ) 46,216 1,973
Helen of Troy, Ltd.(Æ) 5,120 1,251
Herbalife Nutrition, Ltd.(Æ)(Û) 34,699 1,768
J&J Snack Foods Corp. 3,628 554
Lancaster Colony Corp. 5,458 953
Lifevantage Corp.(Æ) 9,980 89
Medifast , Inc. 6,045 1,419
National Beverage Corp.(Ñ) 5,765 874
National Vision Holdings, Inc.(Æ) 11,268 522
Nomad Foods, Ltd.(Æ) 106,724 2,679
Performance Food Group Co.(Æ) 78,800 3,695
Pilgrim's Pride Corp.(Æ) 29,693 575
Post Holdings, Inc.(Æ)(Ð) 7,319 694
Primo Water Corp. 114,705 1,772
Quanex Building Products Corp. 39,366 866
Rite Aid Corp.(Æ) 29,295 770
Sanderson Farms, Inc.(Ð) 7,617 1,037
SpartanNash Co. 14,619 271
Spectrum Brands Holdings, Inc. 22,178 1,676
USANA Health Sciences, Inc.(Æ) 13,484 1,116
WD-40 Co. 2,924 890
40,479
Energy - 3.5%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Antero Resources Corp.(Æ) 85,013 590
Apache Corp.(Ð) 173,427 2,477
Arch Coal, Inc.(Æ)(Û) 32,214 1,544
ChampionX Corp.(Æ) 387,518 5,925
Continental Resources, Inc.(Ð) 35,606 701
Diamondback Energy, Inc. 27,281 1,547
EQT Corp.(Æ) 382,427 6,237
Exterran Corp.(Æ) 15,408 67
Green Brick Partners, Inc.(Æ) 299,445 5,959
Green Plains, Inc.(Ð) 35,931 690
Helix Energy Solutions Group, Inc.(Æ)(Ð) 41,749 172
Magnolia Oil & Gas Corp.(Æ) 286,842 2,430
Matrix Service Co.(Æ) 211,600 2,495
Nabors Industries, Inc.(Ð) 1,804 129
National Energy Servicees Reunited Corp.(Æ) 188,294 2,030
Natural Gas Services Group, Inc.(Æ) 156,764 1,284
Newpark Resources, Inc.(Æ) 492,884 1,178
NexTier Oilfield Solutions, Inc.(Æ) 333,168 1,106
NOW, Inc.(Æ) 271,760 2,253
Oceaneering International, Inc.(Æ) 109,822 928
Oil States International, Inc.(Æ) 46,889 263
Par Pacific Holdings, Inc.(Æ)(Ð) 43,240 574
PDC Energy, Inc.(Æ)(Ð) 34,381 746
Peabody Energy Corp.(Æ)(Ð) 81,721 313
Renewable Energy Group, Inc.(Æ) 12,192 1,092
REX American Resources Corp.(Æ)(Ð) 3,301 253
Select Energy Services, Inc. Class A(Æ) 392,081 1,968
SM Energy Co.(Ð) 18,479 155
SunCoke Energy, Inc. 39,045 192
Sunnova Energy International, Inc.(Æ) 4,824 212
Sunrun , Inc.(Æ) 13,272 919
Targa Resources Corp.(Ð) 79,068 2,164
TechnipFMC PLC 95,057 1,016
TPI Composites, Inc.(Æ) 22,232 1,332
US Silica Holdings, Inc. 32,320 263
World Fuel Services Corp.(Ð) 35,910 1,098
52,302
Financial Services - 20.3%
1st Source Corp. 12,386 487
AerCap Holdings NV(Æ) 53,705 2,054
Agree Realty Corp.(ö) 9,370 592
Alliance Data Systems Corp. 38,955 2,635
Alpine Income Property Trust, Inc.(ö) 3,356 52
Altabank Corp.(Æ) 4,889 157
Altisource Portfolio Solutions(Æ) 1,484 15
Amalgamated Bank Class A 64,215 941
American Campus Communities, Inc.(Ð)(ö) 26,871 1,106
American Equity Investment Life Holding
Co. 30,850 901
Ameris Bancorp 89,068 3,483
AMERISAFE, Inc. 9,838 546
Apple Hospitality REIT, Inc.(ö) 64,076 800
Argo Group International Holdings, Ltd. 14,522 586
Armada Hoffler Properties, Inc.(Ð)(ö) 16,021 172
ARMOUR Residential REIT, Inc.(ö) 75,954 848
Assurant, Inc.(Ð) 3,813 517
Assured Guaranty, Ltd. 7,842 280
Atlantic Capital Bancshares, Inc.(Æ) 102,006 1,825
Atlantic Union Bankshares Corp.(Æ) 24,810 815

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axis Capital Holdings, Ltd.(Ð) 77,229 3,544
Axos Financial, Inc.(Æ) 20,709 806
Banc of California, Inc. 296,199 4,991
Bancorp, Inc. (The)(Æ) 27,721 465
BancorpSouth Bank 30,014 830
BankUnited , Inc. 66,272 2,296
Banner Corp. 14,818 655
Baycom Corp.(Æ) 4,383 64
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 80,689 2,151
Blucora , Inc.(Æ) 144,468 2,392
Bridgewater Bancshares, Inc.(Æ) 6,450 83
Brighthouse Financial, Inc.(Æ)(Û) 60,751 2,148
Brightsphere Investment Group, Inc. 42,639 782
Brixmor Property Group, Inc.(ö) 157,616 2,668
Broadmark Realty Capital, Inc.(ö) 119,599 1,231
Byline Bancorp, Inc. 109,486 1,759
Cadence Bancorp 60,298 1,081
Capital City Bank Group, Inc. 101,935 2,276
Capstar Financial Holdings, Inc. 189,796 2,752
Capstead Mortgage Corp.(ö) 128,206 685
Carter Bankshares , Inc. 6,975 70
Cathay General Bancorp 23,587 798
CBTX, Inc. 7,332 193
Century Bancorp, Inc. Class A 20,624 1,633
Chemung Financial Corp. 730 24
CIT Group, Inc. 19,944 736
Civista Bancshares, Inc. 101,636 1,733
Coastal Financial Corp.(Æ) 7,133 141
Collectors Universe, Inc. 16,089 1,469
Columbia Banking System, Inc. 23,906 921
Community Bank System, Inc. 11,436 742
Community Bankers Trust Corp. 71,414 516
CoreCivic , Inc.(Æ)(Ð) 86,598 616
CorEnergy Infrastructure Trust, Inc.(ö) 7,267 65
CorePoint Lodging, Inc.(ö) 15,393 105
Cowen Group, Inc. Class A 105,606 2,656
CTO Realty Growth, Inc.(Ð) 35,201 1,483
Customers Bancorp, Inc.(Æ)(Ð) 9,101 202
CVB Financial Corp. 31,874 619
Deluxe Corp. 17,045 578
Donegal Group, Inc. Class A 778 11
Eagle Bancorp, Inc. 17,319 736
EastGroup Properties, Inc.(ö) 6,967 942
Ellington Financial, Inc.(ö) 55,065 824
Emerald Holding, Inc. 145,851 592
Employers Holdings, Inc. 2,116 65
Encore Capital Group, Inc.(Æ)(Ð) 18,576 552
Enova International, Inc.(Æ) 21,797 493
Enstar Group, Ltd.(Æ) 3,599 721
Equity Commonwealth(ö) 52,988 1,511
Equity LifeStyle Properties, Inc. Class A(Ð)
(ö) 19,618 1,194
Essent Group, Ltd. 76,786 3,212
Essential Properties Realty Trust, Inc.(ö) 49,759 1,036
Everi Holdings, Inc.(Æ)(Ð) 191,656 2,506
EZCORP, Inc. Class A(Æ)(Ð) 30,651 138
Fathom Holdings, Inc.(Æ) 47,943 1,812
FB Financial Corp. 53,446 1,997
Federal Agricultural Mortgage Corp. Class C 2,680 204
Federated Hermes, Inc. Class B 27,805 751
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedNat Holding Co. 1,844 10
First BanCorp 18,636 634
First Financial Bankshares , Inc. 22,112 838
First Financial Corp. 2,740 105
First Foundation, Inc. 222,809 4,514
First Horizon National Corp. 79,614 1,106
First Interstate BancSystem , Inc. Class A 48,532 1,876
First Midwest Bancorp, Inc. 33,237 549
Flagstar Bancorp, Inc. 12,787 548
Forestar Group, Inc.(Æ) 3,048 66
Franchise Group, Inc.(Æ) 147,818 5,363
FRP Holdings, Inc.(Æ) 24,187 1,045
Fulton Financial Corp. 44,604 598
Gaming and Leisure Properties, Inc.(Ð)(ö) 136,183 5,601
Genworth Financial, Inc. Class A(Æ) 340,432 967
GEO Group, Inc. (The)(ö) 58,789 526
Glacier Bancorp, Inc. 17,735 827
Great Western Bancorp, Inc. 29,269 702
Green Dot Corp. Class A(Æ) 62,025 3,115
Greenlight Capital Re, Ltd. Class A(Æ)(Ð) 2,873 22
Guaranty Bancshares, Inc. 2,865 96
Hallmark Financial Services, Inc.(Æ)(Ð) 205,731 741
Hancock Holding Co. 26,528 906
Hanmi Financial Corp. 14,710 203
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) 7,563 447
Hanover Insurance Group, Inc. (The)(Ð) 17,621 1,982
HarborOne Bancorp, Inc. 120,974 1,314
HCI Group, Inc.(Ð) 5,594 311
Healthcare Realty Trust, Inc.(ö) 20,348 611
Heartland Financial USA, Inc. 11,241 480
Heritage Financial Corp. 73,844 1,743
Heritage Insurance Holdings, Inc. 2,643 25
Hilltop Holdings, Inc. 32,697 982
Home Bancorp, Inc. 1,801 51
Home BancShares , Inc. 117,293 2,487
HomeStreet , Inc. 170,096 6,192
HomeTrust Bancshares, Inc. 6,139 129
Hope Bancorp, Inc. 51,200 572
Houlihan Lokey , Inc. Class A 26,792 1,737
I3 Verticals, Inc. Class A(Æ)(Ñ) 191,528 5,558
Independence Realty Trust, Inc.(ö) 241,619 3,209
Independent Bank Corp. 145,499 2,671
Independent Bank Group, Inc. 15,540 954
Industrial Logistics Properties Trust(ö) 46,655 990
Invesco Mortgage Capital, Inc.(Ñ)(ö) 231,658 936
Investors Bancorp, Inc. 62,341 718
iStar , Inc.(ö) 52,244 793
James River Group Holdings, Ltd.(Ð)(Û) 32,153 1,430
Kearny Financial Corp. 400,145 4,142
Kemper Corp. 13,318 937
Kinsale Capital Group, Inc. 1,671 313
KKR Real Estate Finance Trust, Inc.(ö) 49,538 848
Ladder Capital Corp. Class A(ö) 87,254 858
LendingClub Corp.(Æ) 48,917 531
LendingTree , Inc.(Æ)(Ñ) 6,082 1,980
Lexington Realty Trust(ö) 50,719 520
Live Oak Bancshares, Inc.(Ð) 12,916 515
LTC Properties, Inc.(ö) 20,858 806
Marlin Business Services Corp. 241 3

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Merchants Bancorp 7,597 227
Mercury General Corp.(Ð) 10,199 541
Meridian Bancorp, Inc. 83,547 1,266
Metropolitan Bank Holding Corp.(Æ) 768 30
MFA Financial, Inc.(ö) 477,290 1,737
Mr. Cooper Group, Inc.(Æ) 29,315 798
National Bank Holdings Corp. Class A 117,206 3,899
National Health Investors, Inc.(ö) 10,321 669
NBT Bancorp, Inc. 17,022 562
New Senior Investment Group, Inc.(ö) 37,323 198
Newmark Group, Inc. Class A 225,118 1,522
NMI Holdings, Inc. Class A(Æ) 204,826 4,344
Northeast Bank 93,701 2,442
Northrim BanCorp , Inc. 708 23
Northwest Bancshares, Inc. 57,046 727
ODP Corp. (The)(Æ) 23,555 1,006
Office Properties Income Trust(ö) 24,013 556
OFG Bancorp 22,472 386
Old National Bancorp 33,669 565
Old Second Bancorp, Inc. 213,773 2,099
Open Lending Corp. Class A(Æ) 25,680 932
Origin Bancorp, Inc. 1,034 33
PCSB Financial Corp. 261,237 3,849
Peapack Gladstone Financial Corp. 12,012 283
PennyMac Financial Services, Inc.(Ð) 36,953 2,143
Peoples Bancorp, Inc. 122,273 3,729
Physicians Realty Trust(ö) 42,647 752
Piedmont Office Realty Trust, Inc. Class A(Ð)
(ö) 22,670 349
Plymouth Industrial REIT, Inc.(ö) 104,536 1,530
Popular, Inc.(Û) 94,515 5,364
Postal Realty Trust, Inc. Class A(ö) 196,410 3,101
Potlatch Corp.(ö) 100,857 4,817
Premier Financial Corp. 147,328 4,090
ProAssurance Corp. 30,777 564
PROG Holdings, Inc. 53,977 2,547
Provident Financial Services, Inc. 31,857 590
PS Business Parks, Inc.(ö) 5,753 783
QCR Holdings, Inc.(Ð) 6,450 250
QTS Realty Trust, Inc. Class A(Ñ)(ö) 11,072 721
Radian Group, Inc. 52,049 999
RE/MAX Holdings, Inc. Class A 21,812 790
Realogy Holdings Corp.(Æ)(Ð) 160,249 2,275
Redfin Corp.(Æ) 18,358 1,307
Reinsurance Group of America, Inc. Class
A(Ð) 25,435 2,672
RenaissanceRe Holdings, Ltd.(Ð) 10,488 1,578
Renasant Corp. 22,406 793
Repay Holdings Corp.(Æ) 54,735 1,212
Retail Value, Inc.(ö) 5,809 91
RLI Corp. 7,207 697
RLJ Lodging Trust(ö) 53,069 685
RMR Group, Inc. (The) Class A 65,681 2,422
Ryman Hospitality Properties, Inc.(ö) 22,991 1,491
Sabra Health Care REIT, Inc.(ö) 34,864 585
Safety Insurance Group, Inc. 8,685 638
Santander Consumer USA Holdings, Inc.(Ð) 6,693 148
Selective Insurance Group, Inc. 11,072 719
ServisFirst Bancshares, Inc. 16,307 670
Shore Bancshares, Inc. 68,976 914
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sierra Bancorp 3,638 80
Silvercrest Asset Management Group, Inc.
Class A 126,502 1,937
Silvergate Capital Corp. Class A(Æ) 17,875 1,663
Simmons First National Corp. Class A 29,254 723
SmartFinancial , Inc. 4,280 85
South State Corp. 36,590 2,552
SP Plus Corp.(Æ) 192,662 5,587
Spirit of Texas Bancshares, Inc. 1,791 32
Spirit Realty Capital, Inc.(Ð)(ö) 34,926 1,347
STAG Industrial, Inc.(ö) 26,210 781
State Auto Financial Corp. 1,276 21
Stewart Information Services Corp.(Û) 51,395 2,383
Stifel Financial Corp. 29,235 1,515
StoneX Group, Inc.(Æ)(Ð) 4,150 222
Summit Hotel Properties, Inc.(ö) 127,397 1,031
Sunstone Hotel Investors, Inc.(ö) 58,820 629
Terreno Realty Corp.(ö) 13,632 771
Territorial Bancorp, Inc. 58,182 1,388
Texas Capital Bancshares, Inc.(Æ)(Ð) 48,152 2,899
Third Point Reinsurance, Ltd.(Æ)(Ð) 17,274 159
Tiptree Financial, Inc. Class A 239,868 1,168
TriCo Bancshares 32,384 1,208
TriState Capital Holdings, Inc.(Æ) 3,082 57
Triumph Bancorp, Inc.(Æ) 136,176 7,809
Trustmark Corp. 24,284 667
UMB Financial Corp. 12,875 914
UMH Properties, Inc.(ö) 267,523 3,933
United Bankshares , Inc. 27,646 875
United Community Banks, Inc. 29,274 873
United Fire Group, Inc.(Ð) 8,165 225
United Insurance Holdings Corp.(Ð) 17,637 90
Universal Insurance Holdings, Inc. 37,749 505
Valley National Bancorp 83,097 848
Velocity Financial, Inc.(Æ) 102,106 735
Veritex Holdings, Inc. 79,415 2,030
Voya Financial, Inc.(Ð)(Û) 42,834 2,376
Walker & Dunlop, Inc. 10,026 825
Washington Federal, Inc. 15,898 416
Washington Trust Bancorp, Inc. 61,858 2,696
Webster Financial Corp. 49,026 2,292
Western Alliance Bancorp 21,777 1,485
WSFS Financial Corp. 20,895 898
XpresSpa Group, Inc.(Æ) 290,248 644
305,885
Health Care - 17.8%
Acadia Healthcare Co., Inc.(Æ) 23,189 1,175
Accuray , Inc.(Æ) 63,700 315
AdaptHealth Corp.(Æ) 52,371 2,004
Adverum Biotechnologies, Inc.(Æ) 53,479 659
Aeglea BioTherapeutics , Inc.(Æ) 7,624 53
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 24,991 430
Agenus, Inc.(Æ)(Ð) 176,946 651
Agios Pharmaceuticals, Inc.(Æ) 32,914 1,546
Akebia Therapeutics, Inc.(Æ)(Ð) 117,427 380
Alector , Inc.(Æ) 37,081 624
Alkermes PLC(Æ)(Ð)(Û) 95,740 2,010
Allakos , Inc.(Æ) 12,078 1,610
Allogene Therapeutics, Inc.(Æ) 30,287 1,051

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allscripts Healthcare Solutions, Inc.(Æ) 158,661 2,618
Alphatec Holdings, Inc.(Æ) 148,663 2,212
Amicus Therapeutics, Inc.(Æ) 93,873 1,775
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 59,571 287
Anavex Life Sciences Corp.(Æ) 121,864 765
AngioDynamics , Inc.(Æ) 13,300 249
ANI Pharmaceuticals, Inc.(Æ)(Ð) 115,672 3,301
Anika Therapeutics, Inc.(Æ) 122,625 4,538
Apellis Pharmaceuticals, Inc.(Æ) 23,659 1,047
Applied Genetic Technologies Corp.(Æ)(Ð) 27,696 109
Ardelyx , Inc.(Æ)(Ð) 30,662 208
Arrowhead Pharmaceuticals, Inc.(Æ) 34,560 2,667
Assertio Holdings, Inc.(Æ) 80,574 51
Athenex , Inc.(Æ)(Ð) 34,605 452
Athersys , Inc.(Æ)(Ñ) 389,287 753
Avid Bioservices , Inc.(Æ) 584,050 8,522
Avidity Biosciences, Inc.(Æ) 9,404 215
Beyondspring , Inc.(Æ)(Ð) 9,412 114
BioDelivery Sciences International, Inc.(Æ) 293,335 1,129
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 17,568 1,497
BioLife Solutions, Inc.(Æ) 396,549 15,038
Biomerica , Inc.(Æ)(Ñ) 172,763 1,175
BioTelemetry , Inc.(Æ) 22,126 1,581
Bioxcel Therapeutics, Inc.(Æ) 10,558 489
Bluebird Bio, Inc.(Æ)(Ð) 32,271 1,438
Blueprint Medicines Corp.(Æ) 18,852 1,824
BridgeBio Pharma, Inc.(Æ) 22,439 1,274
Cara Therapeutics, Inc.(Æ)(Ð) 22,872 428
Cardiovascular Systems, Inc.(Æ)(Ð) 14,120 635
Castlight Health, Inc. Class B(Æ) 83,680 149
Cellular Biomedicine Group, Inc.(Æ) 43,700 857
ChemoCentryx , Inc.(Æ) 13,539 772
Chiasma, Inc.(Æ) 21,251 84
Chimerix , Inc.(Æ)(Ð) 15,653 133
Coherus Biosciences, Inc.(Æ)(Ð) 30,886 581
Community Health Systems, Inc.(Æ) 110,780 1,032
Computer Programs & Systems, Inc.(Û) 8,185 252
Concert Pharmaceuticals, Inc.(Æ)(Ð) 27,147 284
CONMED Corp. 21,705 2,429
Constellation Pharmaceuticals, Inc.(Æ) 31,922 1,052
CorVel Corp.(Æ) 13,698 1,354
Corvus Pharmaceuticals, Inc.(Æ)(Ð) 13,232 49
Crinetics Pharmaceuticals, Inc.(Æ) 5,234 75
Cross Country Healthcare, Inc.(Æ)(Ð) 13,392 117
CryoLife , Inc.(Æ) 66,953 1,602
Cue Biopharma, Inc.(Æ) 9,613 130
Cutera , Inc.(Æ) 11,347 275
Cyclerion Therapeutics, Inc.(Æ) 11,811 37
Cytokinetics, Inc.(Æ) 38,671 761
CytomX Therapeutics, Inc.(Æ) 29,957 207
Deciphera Pharmaceuticals, Inc.(Æ) 18,696 826
Denali Therapeutics, Inc.(Æ) 35,457 2,429
Dicerna Pharmaceuticals, Inc.(Æ) 30,939 695
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 23,672 1,105
Editas Medicine, Inc.(Æ) 27,349 1,678
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 13,364 128
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 30,304 1,456
Endo International PLC(Æ)(Ð) 68,289 497
Ensign Group, Inc. (The) 48,251 3,777
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Epizyme , Inc.(Æ) 44,814 491
Esperion Therapeutics, Inc.(Æ)(Ð) 21,695 683
Fate Therapeutics, Inc.(Æ) 33,384 3,026
Fennec Pharmaceuticals, Inc.(Æ) 92,656 667
FibroGen , Inc.(Æ)(Ð) 36,555 1,761
Flexion Therapeutics, Inc.(Æ)(Ð) 30,818 375
Forma Therapeutics Holdings, Inc.(Æ) 13,518 522
Frequency Therapeutics, Inc.(Æ)(Ñ) 35,438 1,382
Fulgent Genetics, Inc.(Æ)(Ñ) 172,113 19,018
Global Blood Therapeutics, Inc.(Æ)(Ð) 12,969 650
Gossamer Bio, Inc.(Æ)(Ð) 30,956 313
Halozyme Therapeutics, Inc.(Æ) 56,409 2,685
Hanger, Inc.(Æ)(Ð) 7,413 152
Heron Therapeutics, Inc.(Æ) 107,018 1,857
Heska Corp.(Æ) 58,809 9,843
Homology Medicines, Inc.(Æ)(Ð) 31,293 380
iCAD , Inc.(Æ) 108,613 1,650
IGM Biosciences, Inc.(Æ)(Ñ) 7,793 743
ImmunoGen , Inc.(Æ)(Ð) 23,495 168
Infinity Pharmaceuticals, Inc.(Æ) 10,491 36
InfuSystems Holdings, Inc.(Æ) 332,951 5,868
Insmed , Inc.(Æ) 34,273 1,288
Intellia Therapeutics, Inc.(Æ) 34,421 2,155
Intercept Pharmaceuticals, Inc.(Æ) 30,736 1,083
Intersect ENT, Inc.(Æ) 16,418 369
Invacare Corp. 78,900 739
Invitae Corp.(Æ)(Ñ) 9,844 487
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 18,599 1,117
iRadimed Corp.(Æ) 222,433 5,504
Ironwood Pharmaceuticals, Inc. Class A(Æ) 50,047 511
Jazz Pharmaceuticals PLC(Æ) 2,824 439
Kura Oncology, Inc.(Æ) 17,907 536
Lannett Co., Inc.(Æ) 31,473 244
Lantheus Holdings, Inc.(Æ) 142,270 2,315
LeMaitre Vascular, Inc. 132,863 6,386
LHC Group, Inc.(Æ) 7,754 1,545
LivaNova PLC(Æ)(Ð)(Û) 28,329 1,782
MacroGenics , Inc.(Æ) 37,122 759
Medpace Holdings, Inc.(Æ) 16,697 2,217
MeiraGTx Holdings PLC(Æ)(Ð) 5,020 72
Minerva Neurosciences, Inc.(Æ) 46,311 148
Mirati Therapeutics, Inc.(Æ) 11,681 2,398
ModivCare , Inc.(Æ) 27,807 4,409
Molina Healthcare, Inc.(Æ)(Û) 13,256 2,832
Morphic Holding, Inc.(Æ) 5,825 196
Mustang Bio, Inc.(Æ) 62,582 261
Myriad Genetics, Inc.(Æ) 55,716 1,535
NantKwest , Inc.(Æ)(Ñ) 83,647 1,579
Natera , Inc.(Æ) 26,730 2,850
Natus Medical, Inc.(Æ) 107,482 2,620
Nektar Therapeutics(Æ)(Ð) 10,536 208
Neogen Corp.(Æ) 25,326 2,048
NeoGenomics , Inc.(Æ) 43,290 2,295
NextGen Healthcare, Inc.(Æ) 30,902 611
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 9,425 242
Novavax , Inc.(Æ) 18,741 4,141
Novocure , Ltd.(Æ)(Ð) 9,812 1,579
Odonate Therapeutics, Inc.(Æ) 9,754 225
Optinose , Inc.(Æ) 14,476 58
Option Care Health, Inc.(Æ) 69,430 1,283

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OraSure Technologies, Inc.(Æ)(Ð) 31,098 474
Orthofix Medical, Inc.(Æ) 15,822 639
Owens & Minor, Inc. 6,264 182
Paratek Pharmaceuticals, Inc.(Æ)(Ð) 19,807 129
Pennpant Group, Inc. (The)(Æ) 63,273 3,402
PRA Health Sciences, Inc.(Æ) 7,818 963
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 15,095 —
Prothena Corp. PLC(Æ)(Ð) 21,751 244
PTC Therapeutics, Inc.(Æ)(Ð) 28,560 1,652
R1 RCM, Inc.(Æ) 34,743 877
Radius Health, Inc.(Æ)(Ð) 34,277 641
RadNet , Inc.(Æ) 262,167 4,695
Recro Pharma, Inc.(Æ) 185,681 582
REGENXBIO, Inc.(Æ)(Ð) 9,137 378
Repligen Corp.(Æ) 14,735 2,947
Revolution Medicines, Inc.(Æ) 20,453 862
Rubius Therapeutics, Inc.(Æ)(Ð) 5,498 66
Sage Therapeutics, Inc.(Æ)(Ð) 7,542 608
Sangamo BioSciences , Inc.(Æ) 83,337 1,138
Selecta Biosciences, Inc.(Æ) 71,074 284
SI-BONE, Inc.(Æ) 55,993 1,639
Sorrento Therapeutics, Inc.(Æ)(Ñ) 49,295 624
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 39,753 143
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 100,107 33
Strongbridge Biopharma PLC(Æ)(Ð) 25,559 69
Supernus Pharmaceuticals, Inc.(Æ)(Ð) 20,773 611
Surmodics , Inc.(Æ) 3,844 175
Sutro Biopharma, Inc.(Æ)(Ð) 10,277 228
Syndax Pharmaceuticals, Inc.(Æ) 47,698 956
Syneos Health, Inc. Class A(Æ) 17,232 1,281
Tactile Systems Technology, Inc.(Æ)(Ñ) 87,002 4,746
Tenet Healthcare Corp.(Æ) 43,208 2,042
TG Therapeutics, Inc.(Æ) 58,024 2,801
Theravance Biopharma, Inc.(Æ)(Ð) 24,639 459
Travere Therapeutics, Inc.(Æ)(Ð) 28,790 727
Tricida , Inc.(Æ) 14,505 95
Turning Point Therapeutics, Inc.(Æ) 14,236 1,786
Twist Bioscience Corp.(Æ) 15,687 2,581
Ultragenyx Pharmaceutical, Inc.(Æ) 16,432 2,277
United Therapeutics Corp.(Æ)(Û) 18,364 3,008
UNITY Biotechnology, Inc.(Æ) 16,125 96
Utah Medical Products, Inc. 75,678 6,560
Vanda Pharmaceuticals, Inc.(Æ) 20,969 301
Varex Imaging Corp.(Æ)(Ð) 29,148 564
Vaxcyte , Inc.(Æ)(Ñ) 14,139 347
Veracyte , Inc.(Æ) 23,858 1,353
ViewRay , Inc.(Æ) 149,546 664
Vir Biotechnology, Inc.(Æ)(Ñ) 19,765 1,276
VYNE Therapeutics, Inc.(Æ)(Ð) 37,577 74
WaVe Life Sciences, Ltd.(Æ)(Ð) 15,350 156
Xencor , Inc.(Æ) 24,030 1,099
Zentalis Pharmaceuticals, Inc.(Æ) 16,249 623
Zogenix , Inc.(Æ)(Ð) 4,766 90
267,305
Materials and Processing - 8.4%
Advanced Drainage Systems, Inc. 7,103 586
AdvanSix , Inc.(Æ)(Ð) 81,449 1,736
A-Mark Precious Metals, Inc. 1,701 49
American Vanguard Corp. 112,629 1,864
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Woodmark Corp.(Æ) 11,405 987
Apogee Enterprises, Inc. 17,600 618
Arconic Corp.(Æ) 150,850 3,801
Ardagh Group SA 1,850 31
Ashland Global Holdings, Inc.(Û) 26,667 2,133
Atkore International Group, Inc.(Æ) 26,760 1,187
Axalta Coating Systems, Ltd.(Æ) 20,500 553
Beacon Roofing Supply, Inc.(Æ)(Ð) 38,829 1,544
Boise Cascade Co. 24,992 1,190
BrightView Holdings, Inc.(Æ) 36,428 517
Broadwind Energy, Inc.(Æ) 108,819 959
Builders FirstSource , Inc.(Æ) 74,542 2,851
Cabot Corp. 22,816 1,002
Caesarstone , Ltd. 94,773 1,192
Carpenter Technology Corp. 36,109 1,128
Chemours Co. (The) 23,977 632
Clearwater Paper Corp.(Æ)(Ð) 53,963 2,055
Commercial Metals Co. 81,187 1,599
Constellium SE(Æ) 43,444 536
Culp, Inc. 333,772 5,149
Eagle Materials, Inc. 44,575 4,905
Forterra , Inc.(Æ) 107,710 1,971
Fortuna Silver Mines, Inc.(Æ) 115,444 898
Haynes International, Inc. 52,965 1,228
Hecla Mining Co. 119,267 679
Huntsman Corp.(Ð)(Û) 94,600 2,500
Ingevity Corp.(Æ) 62,260 4,090
Installed Building Products, Inc. 11,583 1,215
Insteel Industries, Inc. 193,569 4,886
Interface, Inc. Class A(Ð) 47,481 477
Koppers Holdings, Inc.(Æ) 220,691 7,344
Kraton Corp.(Æ)(Ð) 13,477 378
Kronos Worldwide, Inc. 103,206 1,461
Landec Corp.(Æ) 211,942 2,259
LB Foster Co. Class A(Æ) 2,644 40
LiqTech International, Inc.(Æ)(Ñ) 693,745 5,480
Louisiana-Pacific Corp.(Ð) 94,211 3,581
Masonite International Corp.(Æ)(Û) 17,695 1,761
Matthews International Corp. Class A 20,144 615
Mosaic Co. (The) 96,249 2,499
MRC Global, Inc.(Æ)(Ð) 47,005 325
Mueller Industries, Inc. 27,338 934
Myers Industries, Inc. 5,890 118
Neenah Paper, Inc. 25,187 1,283
NOVAGOLD Resources, Inc.(Æ) 30,776 281
O-I Glass, Inc.(Ð) 171,986 2,174
Olympic Steel, Inc.(Ð) 3,996 55
Omega Flex, Inc. 31,773 5,877
Orion Engineered Carbons SA 84,561 1,287
Patrick Industries, Inc. 11,131 769
Quaker Chemical Corp. 6,264 1,642
Rayonier Advanced Materials, Inc.(Æ) 21,335 148
RBC Bearings, Inc.(Æ) 6,189 1,036
Ryerson Holding Corp.(Æ) 5,109 63
Schnitzer Steel Industries, Inc. Class A 40,408 1,193
Schweitzer-Mauduit International, Inc. 58,531 2,174
Simpson Manufacturing Co., Inc. 8,603 791
SiteOne Landscape Supply, Inc.(Æ) 14,366 2,265
Stepan Co.(Ð)(Û) 16,059 1,810
Summit Materials, Inc. Class A(Æ) 96,659 1,984

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terminix Global Holdings, Inc.(Æ)(Ð) 23,024 1,098
TimkenSteel Corp.(Æ) 26,868 135
Trinseo SA 23,028 1,171
Tronox Holdings PLC Class A 282,198 4,332
Unifi, Inc.(Æ)(Ð) 15,183 364
Univar Solutions, Inc. - ADR(Æ) 29,941 557
Universal Stainless & Alloy Products, Inc.(Æ) 138,258 1,004
Valvoline, Inc. 272,042 6,457
Venator Materials PLC(Æ) 437,394 1,758
Veritiv Corp.(Æ) 6,483 119
Verso Corp. Class A 12,993 149
Worthington Industries, Inc. 13,676 716
WR Grace & Co. 15,809 917
127,152
Producer Durables - 14.6%
ABM Industries, Inc. 40,178 1,476
ACCO Brands Corp.(Ð) 55,101 446
Adient PLC(Æ)(Ð) 32,077 1,036
Aegion Corp. Class A(Æ) 36,705 674
AGCO Corp.(Ð)(Û) 27,236 3,020
Albany International Corp. Class A 13,598 945
Allegiant Travel Co. Class A(Ð) 5,060 918
Allied Motion Technologies, Inc. 134,815 6,101
Alta Equipment Group, Inc.(Æ) 301,638 2,863
Applied Industrial Technologies, Inc. 12,067 849
ArcBest Corp. 32,203 1,493
Arcosa , Inc. 86,794 4,842
Ardmore Shipping Corp. 396,599 1,269
Argan , Inc. 72,892 3,151
ASGN, Inc.(Æ) 16,877 1,399
Astronics Corp.(Æ) 23,639 295
Atlas Air Worldwide Holdings, Inc.(Æ) 10,925 566
Barnes Group, Inc. 12,628 607
Barrett Business Services, Inc. 4,930 311
Brink's Co. (The) 57,435 3,913
Bristow Group, Inc.(Æ)(Ð) 3,073 74
CAI International, Inc.(Ð) 4,077 132
Chart Industries, Inc.(Æ) 10,958 1,316
Clean Harbors, Inc.(Æ) 15,830 1,226
Colfax Corp.(Æ) 27,532 1,022
Commercial Vehicle Group, Inc.(Æ) 25,171 208
Covenant Transportation Group, Inc. Class
A(Æ)(Ð) 66,185 999
CRA International, Inc. 110,105 5,859
Darling Ingredients, Inc.(Æ) 15,812 981
Diamond S Shipping, Inc.(Æ) 6,625 42
Dorian LPG, Ltd.(Æ) 18,706 217
DXP Enterprises, Inc.(Æ)(Ð) 10,060 233
Dycom Industries, Inc.(Æ) 8,849 718
Echo Global Logistics, Inc.(Æ)(Ð)(Û) 75,124 1,978
Element Solutions, Inc.(Æ)(Ð) 398,369 6,784
EMCOR Group, Inc.(Ð)(Û) 32,195 2,843
EnerSys 10,378 853
Euronav NV 68,965 545
Evo Payments, Inc. Class A(Æ) 85,478 1,963
Exponent, Inc. 10,792 891
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Franklin Electric Co., Inc. 15,305 1,062
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
frontdoor , Inc.(Æ)(Û) 106,787 5,878
Gates Industrial Corp. PLC(Æ) 86,436 1,220
Genasys , Inc.(Æ) 347,975 2,589
Genco Shipping & Trading, Ltd. 6,024 48
GP Strategies Corp.(Æ) 99,556 1,203
Great Lakes Dredge & Dock Corp.(Æ) 47,045 641
Greenbrier Cos., Inc. 24,317 880
Harsco Corp.(Æ) 152,636 2,538
Heidrick & Struggles International, Inc. 78,255 2,282
Herc Holdings, Inc.(Æ)(Ð) 28,069 1,795
Herman Miller, Inc. 24,423 836
HNI Corp. 31,764 1,025
Hub Group, Inc. Class A(Æ) 15,381 810
Hyster -Yale Materials Handling, Inc.(Ð) 4,775 428
ICF International, Inc. 31,299 2,414
Insperity , Inc. 17,282 1,356
International Seaways, Inc.(Ð) 50,402 807
JetBlue Airways Corp.(Æ) 90,630 1,300
John Bean Technologies Corp. 5,649 655
KBR, Inc. 99,732 2,897
Kennametal, Inc. 36,709 1,391
Kforce , Inc. 9,579 409
Kimball International, Inc. Class B 110,514 1,336
Knight-Swift Transportation Holdings, Inc.
(Æ) 40,471 1,619
Knoll, Inc. 67,384 1,008
Korn & Ferry International 46,257 2,109
Kratos Defense & Security Solutions, Inc.(Æ) 58,388 1,550
LCI Industries 6,454 835
Lydall , Inc.(Æ)(Ð) 14,859 447
Magnite , Inc.(Æ)(Ñ) 462,519 16,023
Manitowoc Co., Inc. (The)(Æ) 81,636 1,072
ManpowerGroup , Inc.(Û) 24,767 2,190
Marten Transport, Ltd. 76,582 1,214
MasTec , Inc.(Æ) 66,995 5,169
MAXIMUS, Inc. 32,136 2,412
Mesa Air Group, Inc.(Æ) 3,700 24
Mesa Laboratories, Inc. 29,577 8,197
Mitek Systems, Inc.(Æ)(Ð) 5,746 93
Modine Manufacturing Co.(Æ) 29,177 366
MYR Group, Inc.(Æ) 8,177 455
Orion Group Holdings, Inc.(Æ) 190,025 1,020
Park-Ohio Holdings Corp. 2,337 66
Paya Holdings, Inc. Class A(Æ) 64,382 834
Pitney Bowes, Inc.(Û) 88,426 826
Powell Industries, Inc. 39,722 1,139
Preformed Line Products Co. 10,981 706
Primoris Services Corp.(Ð) 50,728 1,476
Proto Labs, Inc.(Æ) 7,835 1,659
Radiant Logistics, Inc.(Æ) 327,510 1,900
Ranpak Holdings Corp.(Æ) 215,662 3,740
Rexnord Corp. 22,103 837
Ryder System, Inc.(Ð) 20,386 1,276
Saia, Inc.(Æ) 13,424 2,373
SHYFT Group, Inc. (The)(Æ) 77,698 2,346
SkyWest, Inc. 23,395 912
Smith & Wesson Brands, Inc.(Æ)(Ð) 63,469 1,051
Spirit AeroSystems , Inc. Class A 15,871 538
Spirit Airlines, Inc.(Æ)(Ñ) 25,236 655
SPX FLOW, Inc.(Æ) 16,780 889

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Standex International Corp. 10,741 880
StealthGas , Inc.(Æ) 392,045 1,039
Steelcase, Inc. Class A 178,463 2,308
Sterling Construction Co., Inc.(Æ) 4,889 100
Team, Inc.(Æ) 7,706 76
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 201,805 2,069
Terex Corp. 33,173 1,186
Tetra Tech, Inc. 12,713 1,546
Textainer Group Holdings, Ltd.(Æ)(Ð) 20,033 363
Titan International, Inc.(Æ)(Ð) 132,575 915
TopBuild Corp.(Æ) 14,323 2,864
TreeHouse Foods, Inc.(Æ) 111,519 4,709
TriNet Group, Inc.(Æ)(Û) 32,057 2,376
Triumph Group, Inc. 49,311 534
TrueBlue , Inc.(Æ) 58,561 1,089
Tutor Perini Corp.(Æ) 308,209 4,592
UFP Industries, Inc.(Æ) 14,280 770
UniFirst Corp. 3,772 803
Universal Truckload Services, Inc. 144,130 3,056
US Xpress Enterprises, Inc. Class A(Æ) 97,837 660
USA Truck, Inc.(Æ) 196,731 2,028
Vectrus , Inc.(Æ) 55,162 2,835
Vishay Precision Group, Inc.(Æ) 26,261 840
Watts Water Technologies, Inc. Class A 8,744 1,050
Werner Enterprises, Inc. 17,966 705
WESCO International, Inc.(Æ) 28,176 2,144
Whole Earth Brands, Inc.(Æ)(Ñ) 237,768 2,694
WNS Holdings, Ltd. - ADR(Æ) 38,365 2,577
Xerox Holdings Corp. 78,626 1,654
XPO Logistics, Inc.(Æ)(Ð) 11,991 1,324
219,670
Technology - 14.6%
A10 Networks, Inc.(Æ) 55,164 548
ADTRAN, Inc. 59,060 1,016
Agilysys , Inc.(Æ)(Ð) 35,891 1,320
Alarm.com Holdings, Inc.(Æ) 8,675 806
Alpha & Omega Semiconductor, Ltd.(Æ) 77,582 2,230
Ambarella , Inc.(Æ) 18,511 1,747
American Software, Inc. Class A(Ð) 304,529 5,850
Amkor Technology, Inc.(Ð) 52,737 818
Amtech Systems, Inc.(Æ) 126,696 886
APi Group Corp.(Æ)(Þ) 326,379 5,845
Appfolio , Inc. Class A(Æ)(Ñ) 7,368 1,126
Appian Corp.(Æ)(Ñ) 9,154 2,000
Applied Optoelectronics, Inc.(Æ) 3,108 34
Arlo Technologies, Inc.(Æ) 48,818 411
Arrow Electronics, Inc.(Æ)(Û) 27,692 2,704
Avaya Holdings Corp.(Æ)(Ð) 68,080 1,514
Aviat Networks, Inc.(Æ) 1,400 50
Avid Technology, Inc.(Æ)(Ð) 28,470 485
Avnet, Inc. 37,307 1,317
Axcelis Technologies, Inc.(Æ) 84,782 2,903
AXT, Inc.(Æ) 110,815 1,145
Bandwidth, Inc. Class A(Æ) 6,680 1,190
Bel Fuse, Inc. Class B 6,413 94
Benchmark Electronics, Inc. 126,881 3,213
Benefitfocus , Inc.(Æ) 16,884 208
Blackline, Inc.(Æ) 6,320 819
Box, Inc. Class A(Æ)(Ð)(Û) 137,838 2,390
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brightcove , Inc.(Æ) 2,915 48
CalAmp Corp.(Æ) 29,562 296
Casa Systems, Inc.(Æ) 23,899 184
Cerence , Inc.(Æ) 11,541 1,292
Ceridian HCM Holding, Inc.(Æ)(Ð) 24,732 2,298
Ciena Corp.(Æ)(Ð) 31,602 1,687
Cirrus Logic, Inc.(Æ) 29,487 2,763
Cloudera, Inc.(Æ) 44,112 674
CMC Materials, Inc.(Æ) 9,825 1,447
CommScope Holding Co., Inc.(Æ) 109,398 1,607
CommVault Systems, Inc.(Æ) 17,883 1,123
comScore, Inc.(Æ)(Ð) 40,215 128
Comtech Telecommunications Corp. 57,264 1,222
Concentrix Corp.(Æ) 26,084 2,789
Conduent , Inc.(Æ) 34,781 168
Cornerstone OnDemand , Inc.(Æ) 30,650 1,254
CSG Systems International, Inc. 16,886 728
CTS Corp. 27,424 836
Daktronics, Inc. 31,017 149
Diebold Nixdorf, Inc.(Æ) 190,608 2,604
Digimarc Corp.(Æ)(Ñ) 16,639 647
Digital Turbine, Inc.(Æ) 16,172 925
Domo, Inc. Class B(Æ) 3,766 239
Donnelley Financial Solutions, Inc.(Æ) 18,385 329
DSP Group, Inc.(Æ) 94,553 1,525
DZS, Inc.(Æ) 10,594 163
eGain Corp.(Æ) 8,737 96
EMCORE Corp.(Æ) 8,619 43
Endava PLC - ADR(Æ) 18,573 1,468
Extreme Networks, Inc.(Æ) 84,104 680
FireEye, Inc.(Æ)(Ð)(Û) 116,907 2,455
Groupon, Inc.(Æ) 3,879 133
Harmonic, Inc.(Æ)(Ð) 38,738 301
HC2 Holdings, Inc.(Æ) 8,880 31
Ichor Holdings, Ltd.(Æ) 26,475 956
Infinera Corp.(Æ) 104,762 1,032
Inovalon Holdings, Inc. Class A(Æ)(Ð) 5,181 126
InterDigital , Inc. 9,998 642
Intevac, Inc.(Æ) 6,081 41
iRobot Corp.(Æ)(Ñ) 9,387 1,127
Jabil Circuit, Inc.(Û) 59,607 2,466
Kimball Electronics, Inc.(Æ) 148,663 2,850
Kulicke & Soffa Industries, Inc. 145,085 5,176
Liberty Latin America, Ltd. Class C(Æ) 34,077 337
Limelight Networks, Inc.(Æ)(Ð) 56,600 258
LiveRamp Holdings, Inc.(Æ) 10,467 792
Magnachip Semiconductor Corp.(Æ) 103,183 1,753
Maxar Technologies, Inc. 16,516 692
Mercury Systems, Inc.(Æ) 19,729 1,402
Mimecast, Ltd.(Æ) 40,441 1,741
Model N, Inc.(Æ) 107,749 3,661
NAPCO Security Technologies, Inc.(Æ) 266,585 6,910
NCR Corp.(Æ) 65,177 2,174
NeoPhotonics Corp.(Æ) 47,706 531
NETGEAR, Inc.(Æ)(Û) 50,490 2,090
NetScout Systems, Inc.(Æ)(Ð)(Û) 66,318 1,939
New Relic, Inc.(Æ)(Ð) 22,282 1,675
nLight , Inc.(Æ) 122,054 3,867
Novanta , Inc.(Æ) 6,793 849
Nutanix , Inc. Class A(Æ)(Ð) 44,703 1,364

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OneSpan , Inc.(Æ) 234,689 5,473
Ooma , Inc.(Æ) 96,003 1,293
PDF Solutions, Inc.(Æ) 271,388 5,243
Pegasystems , Inc. 20,999 2,676
Perspecta , Inc. 81,170 2,350
Pixelworks , Inc.(Æ) 254,073 777
Plantronics, Inc.(Ð) 25,605 812
PlayAGS , Inc.(Æ) 222,883 1,147
Pure Storage, Inc. Class A(Æ)(Ð)(Û) 161,442 3,734
QAD, Inc. Class A 109,341 7,084
Qualys , Inc.(Æ) 14,489 2,006
Quantum Corp.(Æ) 53,552 382
Radcom , Ltd.(Æ) 128,863 1,308
Rambus, Inc.(Æ) 72,277 1,373
Rapid7, Inc.(Æ)(Ð) 26,134 2,269
Ribbon Communications, Inc.(Æ)(Ð) 72,556 530
Sabre Corp.(Æ) 136,361 1,470
Sanmina Corp.(Æ) 14,132 440
Sapiens International Corp. NV(Æ) 55,834 1,824
ScanSource , Inc.(Æ) 26,268 635
Semtech Corp.(Æ) 18,471 1,311
Silicon Laboratories, Inc.(Æ) 11,918 1,563
Silicon Motion Technology Corp. - ADR 21,975 1,086
Simulations Plus, Inc. 138,966 10,997
SiTime Corp.(Æ) 10,099 1,233
Sonos , Inc.(Æ) 85,424 2,234
SPS Commerce, Inc.(Æ) 5,452 539
Super Micro Computer, Inc.(Æ) 14,571 452
SVMK, Inc.(Æ) 19,663 496
Synaptics , Inc.(Æ)(Û) 18,755 1,861
Synchronoss Technologies, Inc.(Æ) 25,249 127
Tenable Holdings, Inc.(Æ) 15,712 778
Teradata Corp.(Æ) 42,355 1,139
TrueCar , Inc.(Æ) 137,585 616
Unisys Corp.(Æ)(Ð) 377,801 9,025
Upwork , Inc.(Æ) 66,826 2,770
Varonis Systems, Inc.(Æ)(Ð)(Û) 11,389 2,013
Veeco Instruments, Inc.(Æ) 45,807 846
Verint Systems, Inc.(Æ)(Ð) 20,773 1,534
Vishay Intertechnology , Inc. 24,661 531
Vocera Communications, Inc.(Æ)(Ð) 9,927 436
Workiva , Inc.(Æ) 47,953 4,674
Xperi Holding Corp.(Ð) 25,750 496
Yelp, Inc. Class A(Æ)(Ð) 73,601 2,399
Zix Corp.(Æ) 780,044 6,357
219,791
Utilities - 3.6%
ALLETE, Inc. 62,512 3,928
American States Water Co. 7,832 605
ATN International, Inc.(Æ) 11,293 488
Avista Corp. 43,097 1,615
Black Hills Corp. 17,571 1,039
Boingo Wireless, Inc.(Æ) 118,237 1,364
Bonanza Creek Energy, Inc.(Æ) 6,344 131
Brigham Minerals, Inc. Class A 354,748 4,749
Brookfield Renewable Corp. Class A 39,364 2,202
Cogent Communications Holdings, Inc.(Ð) 30,712 1,749
Earthstone Energy, Inc. Class A(Æ) 533,002 2,740
Gogo , Inc.(Æ)(Ñ) 114,130 1,529
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Iridium Communications, Inc.(Æ) 18,623 918
Kosmos Energy, Ltd.(Æ) 235,206 522
MDU Resources Group, Inc. 373,005 9,805
New Jersey Resources Corp. 84,455 2,957
Northern Oil and Gas, Inc.(Æ)(Ñ) 141,164 1,440
NorthWestern Corp. 13,816 753
ONE Gas, Inc. 13,049 954
Plains GP Holdings, LP Class A(Æ) 45,440 393
PNM Resources, Inc. 19,842 963
Portland General Electric Co.(Û) 62,773 2,655
RGC Resources, Inc. 43,566 981
South Jersey Industries, Inc. 296,084 6,839
Southwest Gas Holdings, Inc. 12,284 737
Spire, Inc. 13,352 817
Unitil Corp. 14,747 602
Vonage Holdings Corp.(Æ) 39,193 489
Yellow Corp.(Æ) 111,523 583
54,547
Total Common Stocks
(cost $1,112,038) 1,513,553
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 56,811,916 (∞) 56,801
Total Short-Term Investments
(cost $56,801) 56,801
Other Securities - 4.4%
U.S. Cash Collateral Fund(@)(×) 66,772,364 (∞)
66,772
Total Other Securities
(cost $66,772) 66,772
Total Investments - 108.7%
(identified cost $1,235,611) 1,637,126
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.9)%
Aspen Group, Inc.(Æ) (6,225) (62)
Caesars Entertainment, Inc.(Æ) (15,205) (1,070)
Callaway Golf Co. (41,449) (1,156)
CarParts.com, Inc.(Æ) (10,473) (165)
Cinemark Holdings, Inc. (28,572) (578)
Dave & Buster's Entertainment, Inc.(Æ) (14,162) (482)
Designer Brands, Inc. Class A (38,685) (474)
Dorman Products, Inc.(Æ) (8,434) (766)
Fortune Brands Home & Security, Inc. (2,380) (205)
Fox Factory Holding Corp.(Æ) (10,363) (1,240)
Gannett Co., Inc.(Æ) (97,679) (438)
Gentex Corp. (34,476) (1,139)
GrowGeneration Corp.(Æ) (3,736) (161)
Guess?, Inc. (34,831) (809)
Levi Strauss & Co. Class A (9,563) (188)
Lindblad Expeditions Holdings, Inc.(Æ) (12,880) (202)
LiveXLive Media, Inc.(Æ) (16,100) (61)
Marcus Corp. (8,526) (150)
Marine Products Corp. (6,204) (101)
Monro Muffler Brake, Inc. (10,591) (619)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (10,700) (1,014)
Party City Holdco, Inc.(Æ) (11,743) (84)
SEACOR Marine Holdings, Inc.(Æ) (12,373) (33)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stitch Fix, Inc. Class A(Æ) (10,713) (1,022)
TripAdvisor, Inc.(Æ) (21,581) (668)
XPEL, Inc.(Æ) (5,930) (285)
(13,172)
Consumer Staples - (0.1)%
Nu Skin Enterprises, Inc. Class A (11,357) (657)
OptimizeRx Corp.(Æ) (13,013) (587)
(1,244)
Energy - (0.2)%
Antero Resources Corp.(Æ) (62,886) (436)
ChampionX Corp.(Æ) (51,925) (794)
FuelCell Energy, Inc.(Æ) (3,044) (63)
Liberty Oilfield Services, Inc. Class A (22,738) (273)
Magnolia Oil & Gas Corp.(Æ) (10,948) (93)
Renewable Energy Group, Inc.(Æ) (7,490) (671)
RPC, Inc.(Æ) (32,900) (147)
Solaris Oilfield Infrastructure, Inc. Class A (28,628) (261)
Southwestern Energy Co.(Æ) (86,107) (325)
(3,063)
Financial Services - (0.8)%
Annaly Capital Management, Inc.(ö) (70,470) (572)
Apollo Commercial Real Estate Finance,
Inc.(ö) (104,832) (1,172)
Arbor Realty Trust, Inc.(ö) (68,863) (982)
Ares Management Corp. Class A (2,023) (91)
BRP Group, Inc. Class A(Æ) (9,240) (214)
Colony Credit Real Estate, Inc.(ö) (33,274) (263)
Dynex Capital, Inc.(ö) (28,680) (518)
Ellington Residential Mortgage(ö) (7,465) (89)
Emerald Holding, Inc. (20,350) (83)
Franchise Group, Inc.(Æ) (5,267) (191)
GoHealth , Inc. Class A(Æ) (7,205) (96)
Granite Point Mortgage Trust, Inc.(ö) (82,039) (765)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (20,117) (1,190)
Ladder Capital Corp. Class A(ö) (56,035) (551)
New Residential Investment Corp.(ö) (45,989) (432)
New York Mortgage Trust, Inc.(ö) (171,673) (640)
Omega Healthcare Investors, Inc.(ö) (23,451) (849)
PennyMac Mortgage Investment Trust(ö) (57,057) (984)
Ready Capital Corp.(Æ) (52,372) (596)
Repay Holdings Corp.(Æ) (18,940) (420)
Silvercrest Asset Management Group, Inc.
Class A (219) (3)
TPG RE Finance Trust, Inc.(ö) (35,444) (346)
Two Harbors Investment Corp.(ö) (231,846) (1,407)
Western Asset Mortgage Capital Corp.(ö) (77,854) (230)
WisdomTree Investments, Inc. (32,548) (174)
(12,858)
Health Care - (0.8)%
AcelRx Pharmaceuticals, Inc.(Æ) (37,346) (82)
Addus HomeCare Corp.(Æ) (3,587) (404)
ADMA Biologics, Inc.(Æ) (88,716) (197)
Arcus Biosciences, Inc.(Æ) (1,797) (62)
Arena Pharmaceuticals, Inc.(Æ) (15,352) (1,140)
Berkeley Lights, Inc.(Æ) (883) (64)
BioCryst Pharmaceuticals, Inc.(Æ) (48,884) (416)
CareDx , Inc.(Æ) (39) (3)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denali Therapeutics, Inc.(Æ) (4,777) (327)
DermTech , Inc.(Æ) (964) (40)
Exagen , Inc.(Æ) (2,705) (42)
Fate Therapeutics, Inc.(Æ) (4,692) (425)
HealthEquity , Inc.(Æ) (18,275) (1,527)
Immunic , Inc.(Æ) (3,701) (61)
Intra-Cellular Therapies, Inc. Class A(Æ) (13,134) (422)
Invitae Corp.(Æ) (9,490) (470)
Kadmon Holdings, Inc.(Æ) (34,897) (168)
MannKind Corp.(Æ) (38,935) (137)
MediciNova , Inc.(Æ) (20,731) (120)
Mersana Therapeutics, Inc.(Æ) (3,445) (66)
Misonix , Inc.(Æ) (3,977) (55)
NeoGenomics , Inc.(Æ) (25,077) (1,330)
Ocular Therapeutix , Inc.(Æ) (3,407) (62)
OncoCyte Corp.(Æ) (38,584) (198)
Phathom Pharmaceuticals, Inc.(Æ) (2,322) (89)
Premier, Inc. Class A (17,898) (606)
Quanterix Corp.(Æ) (7,423) (481)
Repligen Corp.(Æ) (6,587) (1,317)
Replimune Group, Inc.(Æ) (1,428) (55)
Rigel Pharmaceuticals, Inc.(Æ) (65,185) (237)
Sangamo BioSciences , Inc.(Æ) (5,994) (82)
Seres Therapeutics, Inc.(Æ) (13,976) (332)
Sientra , Inc.(Æ) (24,016) (113)
Surgalign Holdings, Inc.(Æ) (9,258) (16)
Tabula Rasa HealthCare, Inc.(Æ) (9,263) (526)
TherapeuticsMD , Inc.(Æ) (89,347) (147)
Vapotherm , Inc.(Æ) (1,357) (47)
Veracyte , Inc.(Æ) (14,779) (838)
ViewRay , Inc.(Æ) (22,101) (98)
(12,802)
Materials and Processing - (0.3)%
AAON, Inc. (12,417) (919)
Cleveland-Cliffs, Inc.(Æ) (28,441) (436)
Compass Minerals International, Inc. (5,302) (309)
Cornerstone Building Brands, Inc.(Æ) (28,954) (329)
Livent Corp.(Æ) (16,845) (307)
Marrone Bio Innovations, Inc.(Æ) (21,907) (36)
NN, Inc.(Æ) (23,329) (141)
Quaker Chemical Corp. (5,098) (1,336)
Uranium Energy Corp.(Æ) (77,201) (126)
Watsco , Inc. (1,291) (308)
(4,247)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (6,862) (353)
Aqua Metals, Inc.(Æ) (26,361) (150)
Badger Meter, Inc. (9,881) (906)
Coda Octopus Group, Inc.(Æ) (1,943) (12)
Concrete Pumping Holdings, Inc.(Æ) (11,112) (61)
Fluor Corp. (33,019) (571)
Genasys , Inc.(Æ) (27,642) (206)
Granite Construction, Inc. (14,522) (430)
Iteris , Inc.(Æ) (24,289) (158)
Mesa Laboratories, Inc. (1,499) (415)
NV5 Global, Inc.(Æ) (5,798) (506)
Ranpak Holdings Corp.(Æ) (19,023) (330)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sharps Compliance Corp.(Æ) (6,736) (89)
SharpSpring , Inc.(Æ) (5,729) (112)
Trimble Navigation, Ltd.(Æ) (17,808) (1,174)
(5,473)
Technology - (1.0)%
3D Systems Corp.(Æ) (23,724) (843)
Appfolio , Inc. Class A(Æ) (184) (28)
Brooks Automation, Inc. (17,569) (1,331)
Clearfield, Inc.(Æ) (6,093) (191)
Cognex Corp. (17,209) (1,413)
Covetrus , Inc.(Æ) (21,626) (737)
Cree, Inc.(Æ) (11,012) (1,113)
Ebix , Inc. (5,071) (264)
Envestnet , Inc.(Æ) (14,417) (1,106)
Eventbrite, Inc. Class A(Æ) (17,930) (320)
II-VI, Inc.(Æ) (15,227) (1,280)
Immersion Corp.(Æ) (50,445) (638)
IPG Photonics Corp.(Æ) (956) (214)
NAPCO Security Technologies, Inc.(Æ) (8,792) (228)
Onto Innovation, Inc.(Æ) (29,510) (1,595)
PAR Technology Corp.(Æ) (4,739) (295)
Powerfleet , Inc.(Æ) (16,774) (119)
Q2 Holdings, Inc.(Æ) (12,639) (1,618)
Resonant, Inc.(Æ) (16,662) (94)
Sabre Corp.(Æ) (81,425) (878)
(14,305)
Utilities – (0.0) %
Anterix Inc.(Æ) (2,699) (98)
Antero Midstream Corp. (11,771) (95)
Laredo Petroleum, Inc.(Æ) (5,673) (132)
New Fortress Energy LLC (2,472) (110)
Penn Virginia Corp.(Æ) (23,426) (235)
(670)
Total Securities Sold Short
(proceeds $50,653) (67,834)
Other Assets and Liabilities, Net
- (4.2)%
(63,630)
Net Assets - 100.0%
1,505,662

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.4%
APi Group Corp. 04/08/20 326,379 10 .11 3,300
5,845
5,845
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 545 USD 56,358 03/21
(2,431)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,431)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 226,422 $ — $ —
$ —
$ 226,422
Consumer Staples 40,479 — —
—
40,479
Energy 52,302 — —
—
52,302
Financial Services 305,885 — —
—
305,885
Health Care 267,272 — 33
—
267,305
Materials and Processing 127,152 — —
—
127,152
Producer Durables 219,670 — —
—
219,670
Technology 219,791 — —
—
219,791
Utilities 54,547 — —
—
54,547
Short-Term Investments — — —
56,801
56,801
Other Securities — — —
66,772
66,772
Total Investments 1,513,520 — 33 123,573 1,637,126
Securities Sold Short
**
(67,834) — — — (67,834)
Other Financial Instruments
Liabilities
Futures Contracts (2,431) — — — (2,431)
Total Other Financial Instruments
*
$ (2,431) $ — $ — $ — $ (2,431)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.6%
Argentina - 0.0%
YPF SA - ADR(Æ) 155,182 566
Australia - 1.6%
AGL Energy, Ltd. 173,085 1,510
Alumina, Ltd. 353,806 455
Australia & New Zealand Banking
Group, Ltd. - ADR 75,876 1,365
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group PLC 44,242 1,216
BHP Group, Ltd. - ADR 12,834 427
BlueScope Steel, Ltd. 51,231 650
Commonwealth Bank of Australia - ADR 76,975 4,885
Crown Resorts, Ltd. 53,095 388
CSL, Ltd. 9,689 2,005
Dexus Property Group(Æ)(ö) 69,770 479
Fortescue Metals Group, Ltd. 114,119 1,891
GPT Group (The)(ö) 204,027 671
Insurance Australia Group, Ltd.(Æ) 254,153 936
Medibank Pvt , Ltd. 136,152 303
National Australia Bank, Ltd. - ADR 65,068 1,162
Rio Tinto PLC 81,880 6,258
Rio Tinto, Ltd. - ADR 18,987 1,591
Sonic Healthcare, Ltd. 37,721 993
South32, Ltd. Class B 471,562 909
Suncorp Group, Ltd.(Æ) 69,676 533
Westpac Banking Corp. 54,599 880
29,507
Austria - 0.1%
Erste Group Bank AG 73,777 2,250
OMV AB 15,959 669
2,919
Belgium - 0.4%
Ageas SA 67,993 3,486
KBC Groep NV 38,969 2,724
Solvay SA 7,560 861
7,071
Brazil - 0.4%
Ambev SA 2,735,000 7,553
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B 26,440 806
ARC Resources, Ltd. 167,349 773
Bank of Montreal(Ñ) 18,493 1,376
Bank of Nova Scotia (The) 21,388 1,141
Barrick Gold Corp. 167,397 3,739
BCE, Inc. 34,176 1,450
CAE, Inc. 420,731 9,505
Cameco Corp. Class A 98,295 1,221
Canadian Imperial Bank of Commerce 12,399 1,057
Canadian National Railway Co. 147,710 14,962
Canadian Natural Resources, Ltd. 35,749 808
CGI Group, Inc.(Æ) 12,095 969
CI Financial Corp. 109,467 1,359
Constellation Software, Inc. 832 1,014
Dollarama , Inc. 68,578 2,681
Enbridge, Inc. 39,158 1,316
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Great-West Lifeco , Inc. 63,231 1,444
iA Financial Corp., Inc. 20,074 894
Kinross Gold Corp. 293,292 2,047
Loblaw Cos., Ltd. 19,464 940
Magna International, Inc. Class A 28,686 2,020
Manulife Financial Corp. 169,993 3,072
National Bank of Canada 9,949 559
Open Text Corp. 17,369 778
Pembina Pipeline Corp. 50,047 1,317
Power Corp. of Canada 31,498 733
Royal Bank of Canada - GDR 46,730 3,782
Shaw Communications, Inc. Class B 45,757 785
Shopify, Inc. Class A(Æ) 3,575 3,921
Sun Life Financial, Inc. 92,050 4,254
Suncor Energy, Inc. 54,466 911
Topicus.com, Inc.(Æ)(Š) 1,547 6
Toronto-Dominion Bank (The) 94,026 5,328
Tourmaline Oil Corp. 48,624 693
WSP Global, Inc. 7,447 694
78,355
Cayman Islands - 1.4%
CK Hutchison Holdings, Ltd. Class B 107,631 746
Meituan-Dianping Class B(Æ) 141,300 6,445
Pagseguro Digital, Ltd. Class A(Æ) 63,867 3,126
Sands China, Ltd. 763,115 3,100
Tencent Holdings, Ltd. 106,488 9,323
Yatsen Holding, Ltd. - ADR(Æ) 136,629 2,622
25,362
China - 2.0%
Alibaba Group Holding, Ltd. - ADR(Æ) 97,234 24,681
Dongfeng Motor Group Co., Ltd. Class H 3,838,000 3,832
Lenovo Group, Ltd. 3,614,143 4,247
Ping An Insurance Group Co. of China,
Ltd. Class H 301,522 3,556
36,316
Denmark - 2.1%
AP Moller - Maersk A/S Class B 7,227 14,954
Coloplast A/S Class B 7,083 1,058
Danske Bank A/S 197,980 3,391
Drilling Co. of 1972 A/S (The)(Æ) 9,797 270
DSV Panalpina A/S 24,447 3,813
Genmab A/S(Æ) 4,041 1,611
H Lundbeck A/S 9,453 337
Novo Nordisk A/S Class B 142,094 9,883
Novozymes A/S Class B 12,498 751
Pandora A/S 12,454 1,201
Vestas Wind Systems A/S 5,071 1,085
38,354
Finland - 1.4%
Elisa OYJ 24,220 1,441
Fortum OYJ 35,425 858
Kone OYJ Class B 30,901 2,429
Neste OYJ 66,243 4,680
Nokia OYJ(Æ) 1,309,143 6,276
Nokian Renkaat OYJ 12,343 453
Nordea Bank AB 159,135 1,291
Orion OYJ Class B 10,943 502

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sampo OYJ Class A 58,110 2,437
Stora Enso OYJ Class R 71,380 1,298
UPM- Kymmene OYJ 91,519 3,264
Wartsila OYJ Abp Class B 32,523 319
25,248
France - 9.2%
Accor SA(Æ) 84,716 2,838
Air Liquide SA Class A 6,155 1,006
Airbus Group SE(Æ) 37,491 3,777
Amundi SA(Æ)(Þ) 80,835 6,018
Arkema SA 7,021 779
Atos SE 19,153 1,465
AXA SA 279,854 6,188
BNP Paribas SA 133,552 6,432
Bouygues SA - ADR 91,791 3,607
Capgemini SE 17,381 2,517
Carrefour SA 50,825 859
Cie de Saint-Gobain SA 182,619 9,090
Cie Generale des Etablissements
Michelin SCA Class B 80,939 11,173
Credit Agricole SA 51,627 586
Danone SA 42,881 2,857
Dassault Aviation SA 1,293 1,352
Dassault Systemes SA 3,785 757
Eiffage SA 7,816 710
Engie SA 358,484 5,569
EssilorLuxottica SA 6,568 931
Hermes International 1,505 1,537
L'Oreal SA 19,757 6,925
LVMH Moet Hennessy Louis Vuitton
SE - ADR 19,349 11,683
Orange SA - ADR 46,004 541
Publicis Groupe SA - ADR 154,751 8,021
Renault SA(Æ) 76,050 3,245
Rexel SA Class H 1,050,836 16,000
Sanofi - ADR 53,973 5,071
Sartorius Stedim Biotech 24,296 10,173
Schneider Electric SE 89,191 13,075
SCOR SE - ADR 121,837 3,705
Societe Generale SA(Æ) 159,905 2,988
Total SE 244,013 10,301
Ubisoft Entertainment SA(Æ) 31,767 3,177
Worldline SA(Æ)(Þ) 41,101 3,490
168,443
Germany - 5.0%
1&1 Drillisch AG 11,813 287
adidas AG 44,992 14,300
Allianz SE 9,952 2,256
BASF SE 160,415 12,444
Bayer AG 23,437 1,420
Bayerische Motoren Werke AG 14,790 1,257
Brenntag AG 15,759 1,238
Ceconomy AG(Æ) 229,294 1,478
Continental AG 6,343 892
Covestro AG(Þ) 183,783 12,523
Daimler AG 127,309 8,978
Deutsche Boerse AG 5,179 835
Deutsche Post AG 31,238 1,546
Deutsche Telekom AG 84,843 1,513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evonik Industries AG 19,013 628
Fresenius Medical Care AG & Co. 12,925 1,049
Fresenius SE & Co. KGaA 17,717 791
GEA Group AG 19,066 662
Hannover Rueck SE 10,141 1,575
HeidelbergCement AG 12,598 933
Infineon Technologies AG - ADR 121,243 4,876
Metro AG 74,760 874
Muenchener Rueckversicherungs-
Gesellschaft AG 13,593 3,614
SAP SE - ADR 16,707 2,127
Scout24 AG(Þ) 9,727 753
Siemens AG 38,456 5,956
Siemens Energy AG(Æ) 29,867 1,105
Uniper SE 15,068 528
United Internet AG 28,039 1,219
Zalando SE(Æ)(Þ) 41,119 4,723
92,380
Hong Kong - 2.4%
AIA Group, Ltd. 1,157,746 14,184
Bank of East Asia, Ltd. (The) 194,800 423
CK Asset Holdings, Ltd. 678,657 3,441
CK Infrastructure Holdings, Ltd. 83,000 443
CLP Holdings, Ltd. 161,500 1,513
Galaxy Entertainment Group, Ltd. 449,000 3,488
Hang Seng Bank, Ltd. 120,700 2,206
Henderson Land Development Co., Ltd. 148,720 609
Hong Kong Exchanges & Clearing, Ltd. 23,300 1,497
Jardine Matheson Holdings, Ltd. 21,400 1,240
Jardine Strategic Holdings, Ltd. 16,000 415
New World Development Co., Ltd. 149,250 699
Power Assets Holdings, Ltd. 268,500 1,428
Sino Land Co., Ltd. 350,793 489
Sun Hung Kai Properties, Ltd. 66,000 909
Techtronic Industries Co., Ltd. 740,789 11,106
WH Group, Ltd.(Þ) 686,000 561
44,651
India - 1.3%
Canara Bank(Æ) 695,582 1,254
Housing Development Finance Corp.,
Ltd. 494,401 16,311
NTPC, Ltd. 186,941 229
Oil & Natural Gas Corp., Ltd. 1,525,045 1,845
Reliance Industries, Ltd. - GDR(Þ) 47,795 2,435
Zee Entertainment Enterprises, Ltd. 518,695 1,556
23,630
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 2,466,400 1,159
Ireland - 4.2%
Accenture PLC Class A 47,920 11,593
AIB Group PLC 1,047,485 1,864
Allegion PLC 99,368 10,633
Aon PLC Class A 49,306 10,014
Bank of Ireland Group PLC(Æ) 696,756 2,600
CRH PLC 51,386 2,116
DCC PLC 14,012 1,058
Flutter Entertainment PLC(Æ) 29,102 5,408

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
James Hardie Industries PLC(Æ) 78,314 2,189
Kerry Group PLC Class A 85,569 11,606
Kingspan Group PLC 9,078 616
Linde PLC 56,008 13,749
Ryanair Holdings PLC - ADR(Æ) 26,786 2,547
Smurfit Kappa Group PLC 19,160 922
76,915
Israel - 0.1%
Bank Leumi Le-Israel BM 95,301 590
Israel Discount Bank, Ltd. Class A 143,483 557
1,147
Italy - 1.9%
Assicurazioni Generali SpA 293,676 5,017
Atlantia SpA (Æ) 43,614 693
BPER Banca SpA 684,635 1,260
Davide Campari-Milano SpA (Æ) 285,115 3,069
Enel SpA 611,267 6,069
ENI SpA - ADR 491,275 4,959
FinecoBank Banca Fineco SpA (Æ) 92,975 1,452
Intesa Sanpaolo SpA 502,544 1,099
Moncler SpA 48,011 2,712
Saipem SpA (Ñ) 642,684 1,685
Telecom Italia SpA 1,026,920 440
UniCredit SpA 641,023 5,862
34,317
Japan - 17.1%
Asahi Glass Co., Ltd. 18,600 647
Asahi Kasei Corp. 58,900 660
Astellas Pharma, Inc. 217,800 3,533
Benesse Holdings, Inc. 15,700 307
Bridgestone Corp. 132,800 4,929
Brother Industries, Ltd. 22,700 507
Canon, Inc. 115,000 2,537
Chiba Bank, Ltd. (The) 73,500 404
Chiyoda Corp.(Æ)(Ñ) 164,500 521
Chubu Electric Power Co., Inc. 52,200 638
Citizen Watch Co., Ltd. 347,800 1,059
Dai-ichi Life Holdings, Inc. 232,925 3,597
Daikin Industries, Ltd. 4,000 852
Daito Trust Construction Co., Ltd. 12,800 1,335
Daiwa House Industry Co., Ltd. 16,100 458
DeNA Co., Ltd. 107,000 2,006
Denso Corp. 54,300 3,025
Eisai Co., Ltd. 63,910 4,684
ENEOS Holdings, Inc. 142,800 580
Fuji Media Holdings, Inc. 26,900 313
FUJIFILM Holdings Corp. 18,900 1,083
Fujitsu, Ltd. 16,900 2,574
Fukuoka Financial Group, Inc. 152,500 2,753
GMO Payment Gateway, Inc. 13,400 1,908
Gree , Inc. 315,900 1,736
Hino Motors, Ltd. 398,000 3,444
Hitachi Metals, Ltd. 463,000 7,395
Hitachi, Ltd. 23,400 967
Honda Motor Co., Ltd. 635,370 16,800
Hoya Corp. 8,600 1,100
Iida Group Holdings Co., Ltd. 199,500 4,408
Inpex Corp. 526,300 3,098
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Isuzu Motors, Ltd. 727,200 6,987
ITOCHU Corp. 66,200 1,900
Japan Airlines Co., Ltd. 162,900 2,913
Japan Exchange Group, Inc. 39,600 923
Japan Tobacco, Inc. 125,000 2,484
JGC Holdings Corp. 245,900 2,808
Kajima Corp. 46,000 619
Kamigumi Co., Ltd. 75,500 1,349
KDDI Corp. 146,600 4,317
Keyence Corp. 26,100 14,040
Kirin Holdings Co., Ltd. 72,300 1,555
Komatsu, Ltd. 355,500 9,797
Kyocera Corp. 27,700 1,778
M3, Inc. 10,200 855
Marubeni Corp. 159,800 1,065
Mitsubishi Chemical Holdings Corp. 115,300 796
Mitsubishi Corp. 36,900 936
Mitsubishi Electric Corp. 248,500 3,799
Mitsubishi Estate Co., Ltd. 218,800 3,492
Mitsubishi Gas Chemical Co., Inc. 49,200 1,127
Mitsubishi Heavy Industries, Ltd. 57,700 1,669
Mitsubishi Motors Corp. 511,800 1,165
Mitsubishi UFJ Financial Group, Inc. 1,388,200 6,255
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 175,500 869
Mitsui & Co., Ltd. 281,100 5,222
Mitsui Chemicals, Inc. 20,700 596
MS&AD Insurance Group Holdings, Inc. 81,800 2,369
Murata Manufacturing Co., Ltd. 50,700 4,883
NGK Spark Plug Co., Ltd. 44,900 837
Nikon Corp. 241,000 1,926
Nintendo Co., Ltd. 3,820 2,208
Nippon Telegraph & Telephone Corp. 37,464 934
Nippon Television Holdings, Inc. 140,200 1,616
Nissan Motor Co., Ltd. 554,600 2,835
Nitori Holdings Co., Ltd. 4,200 832
Nitto Denko Corp. 31,200 2,831
Nomura Holdings, Inc. 684,000 3,625
Nomura Real Estate Holdings, Inc. 20,900 468
Obayashi Corp. 66,400 561
Oji Holdings Corp. 180,900 1,097
ORIX Corp. 58,800 953
Otsuka Holdings Co., Ltd. 41,900 1,792
Panasonic Corp. 1,080,000 13,999
Resona Holdings, Inc. 1,603,700 5,604
Sekisui Chemical Co., Ltd. 37,200 672
Sekisui House, Ltd. 66,000 1,277
Shimamura Co., Ltd. 35,100 3,893
Shin-Etsu Chemical Co., Ltd. 109,694 19,102
SMC Corp. 4,100 2,488
SoftBank Corp. 119,900 4,469
Sompo Japan Nipponkoa Holdings, Inc. 19,100 763
Sony Corp. 47,950 4,589
Subaru Corp. 120,600 2,324
Sumitomo Chemical Co., Ltd. 115,600 547
Sumitomo Corp. 78,800 1,048
Sumitomo Electric Industries, Ltd. 80,100 1,070
Sumitomo Heavy Industries, Ltd. 52,700 1,486
Sumitomo Mitsui Banking Corp. 325,700 10,138
Sumitomo Mitsui Trust Holdings, Inc. 124,500 3,783

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suzuki Motor Corp. 37,100 1,676
Sysmex Corp. 7,200 839
T&D Holdings, Inc. 608,800 7,214
Taiheiyo Cement Corp. 17,900 451
Takeda Pharmaceutical Co., Ltd. 155,700 5,459
Teijin, Ltd. 28,400 522
THK Co., Ltd. 96,900 3,107
Tohoku Electric Power Co., Inc. 50,900 441
Tokio Marine Holdings, Inc. 49,500 2,472
Tokyo Electron, Ltd. 18,400 7,018
Toppan Printing Co., Ltd. 84,900 1,211
Toray Industries, Inc. 141,700 927
Tosoh Corp. 31,400 542
Toyota Industries Corp. 10,800 852
Toyota Motor Corp. 43,900 3,070
Toyota Tsusho Corp. 22,500 883
Trend Micro, Inc. 158,100 8,681
Yamada Denki Co., Ltd. 192,900 984
Z Holdings Corp. 168,100 1,040
313,582
Luxembourg - 1.2%
ArcelorMittal SA(Æ) 358,005 7,788
Eurofins Scientific SE 103,935 9,987
Millicom International Cellular SA(Æ) 2,695 101
RTL Group SA(Æ) 52,098 2,986
Tenaris SA 68,341 530
21,392
Malaysia - 0.1%
CIMB Group Holdings BHD 1,776,900 1,692
Mexico - 0.3%
Grupo Televisa SAB - ADR(Æ) 673,742 5,060
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 321,553 3,354
Adyen NV(Æ)(Þ) 1,930 4,022
Akzo Nobel NV 22,592 2,291
ASML Holding NV 20,996 11,179
Exor NV 7,836 583
Ferrari NV 15,923 3,325
Heineken NV 175,041 18,233
ING Groep NV 1,541,135 13,689
Koninklijke Ahold Delhaize NV 56,081 1,605
Koninklijke KPN NV 580,381 1,813
Koninklijke Philips NV 18,195 992
NN Group NV 17,700 734
PostNL NV - ADR 615,258 2,539
Randstad NV 12,153 758
Royal Dutch Shell PLC Class A(Ñ) 548,487 10,097
Royal Dutch Shell PLC Class B 546,623 9,456
Stellantis NV(Æ) 151 , 633 2,302
Yandex NV Class A(Æ)(Ñ) 36,198 2,267
89,239
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 228,617 5,678
Meridian Energy, Ltd. 131,688 678
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spark New Zealand, Ltd. 198,467 683
7,039
Norway - 0.5%
DNB ASA 31,635 618
Mowi ASA 57,958 1,281
Norsk Hydro ASA 1,071,758 4,753
Orkla ASA 92,275 897
Yara International ASA 23,489 1,096
8,645
Russia - 0.3%
Gazprom PJSC - ADR 464,583 2,573
Lukoil PJSC - ADR 14,137 1,001
Sberbank of Russia PJSC - ADR 157,808 2,155
5,729
Singapore - 0.9%
CapitaLand, Ltd. 262,000 630
DBS Group Holdings, Ltd. 219,034 4,118
Genting Singapore, Ltd. 593,200 379
Oversea-Chinese Banking Corp., Ltd. 91,244 705
Singapore Technologies Engineering,
Ltd. 124,800 347
Singapore Telecommunications, Ltd. 1,259,000 2,236
United Overseas Bank, Ltd. 46,900 829
UOL Group, Ltd. 220,700 1,216
Wilmar International, Ltd. 1,789,400 7,095
17,555
South Africa - 0.3%
Gold Fields, Ltd. - ADR 201,952 1,884
Impala Platinum Holdings, Ltd. 72,138 980
MTN Group, Ltd. 302,850 1,252
Old Mutual, Ltd. 932,654 798
4,914
South Korea - 2.2%
Hankook Tire & Technology Co., Ltd. 79,725 2,924
KB Financial Group, Inc. 118,018 4,269
KT Corp. - ADR 339,404 3,571
LG Household & Health Care, Ltd. 6,766 9,403
POSCO 38,316 8,438
Samsung Electronics Co., Ltd. 69,083 5,042
Shinhan Financial Group Co., Ltd. 244,712 6,713
40,360
Spain - 1.4%
ACS Actividades de Construccion y
Servicios SA 22,380 697
Banco Bilbao Vizcaya Argentaria SA
- ADR 151,021 688
Banco Santander SA - ADR 373,091 1,091
Bankia SA 2,022,878 3,464
CaixaBank SA 1,626,347 4,111
Cellnex Telecom SA(Þ) 140,420 8,228
Endesa SA - ADR 43,940 1,124
Industria de Diseno Textil SA 97,181 2,883
Naturgy Energy Group SA 27,929 721
Red Electrica Corp. SA 50,443 958
Repsol SA - ADR 90,892 891

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA - ADR 181,807 781
25,637
Sweden - 1.9%
Assa Abloy AB Class B 147,489 3,652
Atlas Copco AB(Æ) 72,132 3,926
Boliden AB(Æ) 85,216 2,795
Epiroc AB Class A 54,978 1,055
Hexagon AB Class B 11,551 1,011
Husqvarna AB Class B 63,071 782
ICA Gruppen AB 9,256 464
Investor AB Class B 9,626 706
Kinnevik AB Class B(Æ) 26,215 1,288
NIBE Industrier AB B Shares(Æ) 24,182 808
Sandvik AB 298,146 7,430
Skandinaviska Enskilda Banken AB
Class A 74,299 812
Skanska AB Class B 36,277 939
SKF AB Class B 38,816 1,064
Svenska Handelsbanken AB Class A 84,008 842
Swedbank AB Class A 36,101 679
Swedish Match AB 21,459 1,654
Telefonaktiebolaget LM Ericsson Class B 256,182 3,236
Volvo AB Class B 52,798 1,305
34,448
Switzerland - 7.6%
ABB, Ltd. 126,829 3,743
Adecco Group AG 131,081 8,208
Alcon, Inc. 34,376 2,466
Baloise Holding AG 7,777 1,298
Chocoladefabriken Lindt & Spruengli
AG 110 954
Cie Financiere Richemont SA Class A 6,643 617
Credit Suisse Group AG 316,293 4,169
Geberit AG 1,419 869
Julius Baer Group, Ltd. 138,378 8,378
Kuehne & Nagel International AG 6,367 1,450
LafargeHolcim , Ltd.(Æ) 139,356 7,522
Lonza Group AG 6,413 4,102
Nestle SA 217,665 24,385
Novartis AG 153,440 13,879
Partners Group Holding AG 6,720 7,948
Roche Holding AG 44,808 15,445
SGS SA 806 2,450
Sika AG 3,694 1,005
Straumann Holding AG 669 742
Swiss Life Holding AG 2,608 1,187
Swiss Re AG 25,464 2,247
Swisscom AG 1,877 1,022
Temenos AG 37,639 4,764
UBS Group AG 1,175,927 16,976
Zurich Insurance Group AG 8,359 3,328
139,154
Taiwan - 2.9%
Catcher Technology Co., Ltd. 908,000 6,400
Hon Hai Precision Industry Co., Ltd. 2,775,241 11,071
MediaTek , Inc. 164,000 5,140
Shin Kong Financial Holding Co., Ltd. 4,555,000 1,311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. 490,000 10,346
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 160,440 19,497
53,765
Thailand - 0.2%
Kasikornbank PCL 959,900 4,045
Turkey - 0.1%
Turk Telekomunikasyon AS 1,148,322 1,230
United Kingdom - 10.8%
3i Group PLC 137,598 2,081
Admiral Group PLC 27,300 1,077
Anglo American PLC 213,153 7,009
Ashtead Group PLC 25,822 1,305
Associated British Foods PLC(Æ) 37,342 1,082
AstraZeneca PLC 76,212 7,781
Aviva PLC 857,129 3,916
Babcock International Group PLC(Æ) 505,968 1,612
BAE Systems PLC 585,239 3,702
Barclays PLC 2,427,936 4,442
Barratt Developments PLC 169,153 1,478
Berkeley Group Holdings PLC 27,736 1,589
BP PLC 2,058,074 7,648
British American Tobacco PLC 69,426 2,527
British Land Co. PLC (The)(ö) 295,516 1,815
BT Group PLC(Æ) 1,995,449 3,430
Centrica PLC(Æ) 2,378,800 1,686
Coca-Cola European Partners PLC 6,675 310
Compass Group PLC(Æ) 510,814 9,156
Diageo PLC 97,802 3,947
Direct Line Insurance Group PLC 337,951 1,387
Experian PLC 10,632 372
Ferguson PLC 9,350 1,088
GlaxoSmithKline PLC - ADR 55,860 1,038
Halma PLC 41,301 1,396
HSBC Holdings PLC 1,791,717 9,384
Imperial Tobacco Group PLC 23,934 482
InterContinental Hotels Group PLC(Æ) 5,666 350
Intermediate Capital Group PLC(Æ) 167,411 3,894
J Sainsbury PLC 5,047,852 16,891
John Wood Group PLC(Æ) 2,641,889 10,591
Johnson Matthey PLC 25,475 1,029
Kingfisher PLC(Æ) 1,173,485 4,460
Land Securities Group PLC(ö) 197,092 1,649
Legal & General Group PLC 262,935 878
Lloyds Banking Group PLC 2,547,052 1,143
London Stock Exchange Group PLC 21,841 2,597
M&G PLC 231,082 556
Marks & Spencer Group PLC(Æ) 891,124 1,724
Mondi PLC 46,162 1,091
Natwest Group PLC 1,760,554 3,539
Persimmon PLC Class A 40,320 1,407
Reckitt Benckiser Group PLC 4,406 374
RELX PLC 64,875 1,609
RSA Insurance Group PLC 157,281 1,454
Segro PLC(ö) 134,977 1,763
Smith & Nephew PLC 218,116 4,593
Smiths Group PLC 20,157 391

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
St. James's Place PLC 82,944 1,332
Standard Chartered PLC 1,544,234 9,377
Standard Life Aberdeen PLC(Æ) 380,618 1,574
Taylor Wimpey PLC 509,155 1,019
TechnipFMC PLC 877,560 9,381
Tesco PLC 1,319,135 4,320
Travis Perkins PLC(Æ) 504,849 9,322
Unilever PLC 41,413 2,414
Vodafone Group PLC 4,413,757 7,549
Wausau Paper Corp. 540,587 5,643
Wm Morrison Supermarkets PLC 447,645 1,100
197,754
United States - 0.6%
Lululemon Athletica , Inc.(Æ) 8,169 2,685
Ovintiv , Inc. 88,537 1,392
VEON, Ltd.(Æ) 766,790 1,235
Viatris , Inc.(Æ) 298,262 5,067
10,379
Total Common Stocks
(cost $1,609,026) 1,675,512
Preferred Stocks - 2.1%
Germany - 1.0%
Henkel AG & Co. KGaA
2.228% (Ÿ) 12,029 1,249
Porsche Automobil Holding SE
3.344% (Ÿ) 30,312 2,116
Volkswagen AG
2.803% (Ÿ) 74,228 14,115
17,480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 1.1%
Samsung Electronics Co., Ltd.
4.120% (Ÿ) 311,123 20,268
Total Preferred Stocks
(cost $28,563) 37,748
Warrants and Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2021 Rights 22,380 11
Total Warrants and Rights
(cost $12) 11
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 61,500,938 (∞) 61,489
Total Short-Term Investments
(cost $61,489) 61,489
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 12,583,711 (∞) 12,584
Total Other Securities
(cost $12,584) 12,584
Total Investments - 97.8%
(identified cost $1,711,674) 1,787,344
Other Assets and Liabilities, Net
- 2.2%
40,899
Net Assets - 100.0%
1,828,243

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.5%
ABN AMRO Bank NV 05/24/17 EUR 321,553 18 .70 6,013
3,354
Adyen NV 07/25/19 EUR 1,930 1,034 .94 1,997
4,022
Amundi SA 02/28/19 EUR 80,835 66 .71 5,393
6,018
Cellnex Telecom SA 02/27/18 EUR 140,420 37 .18 5,221
8,228
Covestro AG 06/26/19 EUR 183,783 39 .10 7,187
12,523
Reliance Industries, Ltd. 10/21/20 EUR 47,795 56 .09 2,681
2,435
Scout24 AG 12/17/20 EUR 9,727 83 .16 809
753
WH Group, Ltd. 06/26/19 HKD 686,000 1 .02 697
561
Worldline SA 02/14/20 EUR 41,101 77 .61 3,190
3,490
Zalando SE 12/12/19 EUR 41,119 60 .52 2,488
4,723
46,107
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 45 EUR 5,728 02/21
(217)
CAC40 Euro Index Futures 291 EUR 15,702 02/21
(803)
DAX Index Futures 41 EUR 13,778 03/21
(562)
EURO STOXX 50 Index Futures 274 EUR 9,530 03/21
(332)
FTSE 100 Index Futures 68 GBP 4,325 03/21
(312)
FTSE/MIB Index Futures 36 EUR 3,877 03/21
(223)
Hang Seng Index Futures 39 HKD 55,222 02/21
(264)
IBEX 35 Index Futures 47 EUR 3,643 02/21
(269)
MSCI Singapore Index Futures 94 SGD 3,086 02/21
(51)
OMXS30 Index Futures 209 SEK 40,635 02/21
(71)
S&P/TSX 60 Index Futures 627 CAD 128,297 03/21
(1,833)
SPI 200 Index Futures 614 AUD 100,404 03/21
(697)
TOPIX Index Futures 444 JPY 8,009,759 03/21
296
Short Positions
MSCI Emerging Markets Index Futures 2,936 USD 194,671 03/21
(10,935)
S&P 500 E-Mini Index Futures 467 USD 86,517 03/21
(1,010)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(17,283)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 33 GBP 24 02/01/21 —
Bank of America USD 10,010 JPY 1,036,000 03/17/21 (116)
Bank of America USD 827 ZAR 12,568 02/01/21 4
Bank of America EUR 16,000 USD 19,508 03/17/21 73
Bank of Montreal USD 14,268 AUD 19,094 03/17/21 328
Bank of Montreal USD 17,368 CAD 22,189 03/17/21 (14)
Bank of Montreal USD 11,447 EUR 9,441 03/17/21 21
Bank of Montreal USD 6,542 GBP 4,872 03/17/21 135
Bank of Montreal USD 19,681 JPY 2,047,370 03/17/21 (126)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 45
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 14,277 AUD 19,094 03/17/21 319
Bank of New York USD 17,352 CAD 22,189 03/17/21 2
Bank of New York USD 11,452 EUR 9,441 03/17/21 15
Bank of New York USD 6,546 GBP 4,872 03/17/21 131
Bank of New York USD 19,681 JPY 2,047,370 03/17/21 (126)
Citigroup USD 10,076 AUD 13,000 03/17/21 (138)
Citigroup USD 29,092 EUR 24,000 03/17/21 61
Citigroup USD 17,760 GBP 13,000 03/17/21 56
Citigroup USD 26,097 JPY 2,700,000 03/17/21 (309)
JPMorgan Chase USD 14,281 AUD 19,094 03/17/21 315
JPMorgan Chase USD 17,357 CAD 22,189 03/17/21 (3)
JPMorgan Chase USD 11,457 EUR 9,441 03/17/21 11
JPMorgan Chase USD 6,550 GBP 4,872 03/17/21 127
JPMorgan Chase USD 19,678 JPY 2,047,370 03/17/21 (123)
Royal Bank of Canada USD 14,294 AUD 19,094 03/17/21 302
Royal Bank of Canada USD 17,361 CAD 22,189 03/17/21 (7)
Royal Bank of Canada USD 11,471 EUR 9,441 03/17/21 (3)
Royal Bank of Canada USD 6,558 GBP 4,872 03/17/21 119
Royal Bank of Canada USD 19,688 JPY 2,047,370 03/17/21 (133)
Royal Bank of Canada AUD 13,000 USD 9,986 03/17/21 49
Royal Bank of Canada CAD 13,000 USD 10,179 03/17/21 11
Royal Bank of Canada CHF 4,400 USD 4,957 03/17/21 11
Royal Bank of Canada EUR 25,000 USD 30,301 03/17/21 (67)
Royal Bank of Canada GBP 14,600 USD 20,019 03/17/21 11
Royal Bank of Canada JPY 3,600,000 USD 34,591 03/17/21 207
Standard Chartered USD 4,044 AUD 5,300 03/17/21 7
Standard Chartered USD 14,275 AUD 19,094 03/17/21 321
Standard Chartered USD 4,011 CAD 5,100 03/17/21 (22)
Standard Chartered USD 17,354 CAD 22,189 03/17/21 —
Standard Chartered USD 11,453 EUR 9,441 03/17/21 15
Standard Chartered USD 5,979 GBP 4,400 03/17/21 51
Standard Chartered USD 6,547 GBP 4,872 03/17/21 130
Standard Chartered USD 15,542 JPY 1,600,000 03/17/21 (261)
Standard Chartered USD 19,673 JPY 2,047,370 03/17/21 (118)
Standard Chartered USD 4,004 NZD 5,600 03/17/21 20
Standard Chartered USD 1,998 SEK 16,500 03/17/21 (22)
State Street USD 15,228 NOK 133,730 03/17/21 384
State Street USD 1,681 SEK 14,240 03/17/21 24
State Street CHF 5,840 USD 6,590 03/17/21 25
State Street DKK 76,550 USD 12,472 03/17/21 (29)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,668
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 566 $ — $ —
$ —
$ 566
Australia — 29,507 —
—
29,507
Austria — 2,919 —
—
2,919
Belgium — 7,071 —
—
7,071

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 7,553 — —
—
7,553
Canada 78,349 — 6
—
78,355
Cayman Islands 5,748 19,614 —
—
25,362
China 24,681 11,635 —
—
36,316
Denmark — 38,354 —
—
38,354
Finland — 25,248 —
—
25,248
France — 168,443 —
—
168,443
Germany — 92,380 —
—
92,380
Hong Kong — 44,651 —
—
44,651
India — 23,630 —
—
23,630
Indonesia — 1,159 —
—
1,159
Ireland 34,787 42,128 —
—
76,915
Israel — 1,147 —
—
1,147
Italy — 34,317 —
—
34,317
Japan — 313,582 —
—
313,582
Luxembourg — 21,392 —
—
21,392
Malaysia — 1,692 —
—
1,692
Mexico 5,060 — —
—
5,060
Netherlands 3,463 85,776 —
—
89,239
New Zealand — 7,039 —
—
7,039
Norway — 8,645 —
—
8,645
Russia — 5,729 —
—
5,729
Singapore — 17,555 —
—
17,555
South Africa 1,884 3,030 —
—
4,914
South Korea 3,571 36,789 —
—
40,360
Spain — 25,637 —
—
25,637
Sweden — 34,448 —
—
34,448
Switzerland — 139,154 —
—
139,154
Taiwan 19,497 34,268 —
—
53,765
Thailand — 4,045 —
—
4,045
Turkey — 1,230 —
—
1,230
United Kingdom 9,691 188,063 —
—
197,754
United States 10,379 — —
—
10,379
Preferred Stocks — 37,748 — — 37,748
Warrants and Rights 11 — — — 11
Short-Term Investments — — — 61,489 61,489
Other Securities — — — 12,584 12,584
Total Investments 205,240 1,508,025 6 74,073 1,787,344
Other Financial Instruments
Assets
Futures Contracts 296 — —
—
296
Foreign Currency Exchange Contracts 4 3,281 —
—
3,285

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 47
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (17,579) — —
—
(17,579)
Foreign Currency Exchange Contracts — (1,617) —
—
(1,617)
Total Other Financial Instruments
*
$ (17,279) $ 1,664 $ — $ — $ (15,615)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
245,465
Consumer Staples ...................................................................
94,140
Energy ....................................................................................
95,378
Financial Services ...................................................................
385,322
Health Care .............................................................................
126,559
Materials and Processing ........................................................
217,860
Producer Durables ..................................................................
218,338
Technology ..............................................................................
233,615
Utilities ...................................................................................
58,835
Preferred Stocks
Consumer Discretionary ..........................................................
16,231
Consumer Staples ...................................................................
1,249
Technology ..............................................................................
20,268
Warrants and Rights ....................................................................
11
Short-Term Investments ................................................................
61,489
Other Securities ...........................................................................
12,584
Total Investments .................................................................... 1,787,344

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks – 93.0%
Argentina - 0.0%
YPF SA - ADR(Æ) 68,293 249
Australia - 0.4%
AGL Energy, Ltd. 9,340 82
ASX, Ltd. - ADR 3,527 193
BHP Group PLC 8,510 234
Brambles, Ltd. 31,413 255
CIMIC Group, Ltd. 3,707 69
Commonwealth Bank of Australia - ADR 9,678 614
Dexus Property Group(Æ)(ö) 12,539 86
Rio Tinto PLC 6,063 463
South32, Ltd. Class B 84,905 164
Wesfarmers, Ltd.(Æ) 10,384 432
2,592
Austria - 0.2%
Erste Group Bank AG 29,800 909
Voestalpine AG 5,052 184
1,093
Belgium - 0.3%
Ageas SA 29,556 1,515
Proximus SA 6,284 132
1,647
Canada - 2.7%
Alimentation Couche-Tard, Inc. Class B 6,467 197
ARC Resources, Ltd. 62,052 287
Bank of Montreal(Ñ) 2,723 203
Bank of Nova Scotia (The) 5,660 302
Barrick Gold Corp. 86,666 1,935
CAE, Inc. 84,077 1,898
Cameco Corp. Class A 42,665 530
Canadian Imperial Bank of Commerce 1,956 167
Canadian National Railway Co. 22,038 2,231
Canadian Tire Corp., Ltd. Class A 1,612 209
CGI Group, Inc.(Æ) 1,875 150
Dollarama , Inc. 22,984 899
Empire Co., Ltd. Class A 4,052 112
Enbridge, Inc. 9,223 310
Fortis, Inc. 3,776 153
Great-West Lifeco , Inc. 4,693 107
iA Financial Corp., Inc. 2,076 93
Intact Financial Corp. 1,794 198
Kinross Gold Corp. 128,688 898
Magna International, Inc. Class A 2,911 205
Manulife Financial Corp. 8,218 149
Nutrien , Ltd. 2,925 144
Pembina Pipeline Corp. 6,230 164
Rogers Communications, Inc. Class B 4,042 182
Royal Bank of Canada - GDR 4,012 325
Shopify, Inc. Class A(Æ) 335 365
Sun Life Financial, Inc. 12,040 556
Suncor Energy, Inc. 93,235 1,560
TC Energy Corp.(Æ) 4,756 204
Thomson Reuters Corp.(Æ) 3,692 301
Toronto-Dominion Bank (The) 13,880 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tourmaline Oil Corp. 24,890 355
16,176
China - 2.1%
Alibaba Group Holding, Ltd. - ADR(Æ) 29,601 7,514
China Construction Bank Corp. Class H 1,575,074 1,197
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 1,680,000 1,677
Huazhu Group, Ltd. - ADR(Æ) 14,344 696
Industrial & Commercial Bank of China,
Ltd. Class H 614,000 393
Tencent Holdings, Ltd. 14,189 1,242
12,719
Colombia - 0.0%
Millicom International Cellular SA(Æ) 1,340 50
Denmark - 0.7%
AP Moller - Maersk A/S Class B 718 1,485
Drilling Co. of 1972 A/S (The)(Æ) 2,432 67
DSV Panalpina A/S 6,535 1,019
H Lundbeck A/S 2,681 96
Novo Nordisk A/S Class B 20,529 1,428
4,095
Finland - 0.7%
Elisa OYJ 2,824 168
Fortum OYJ 6,939 168
Neste OYJ 6,507 460
Nokia OYJ(Æ) 457,195 2,191
Nokian Renkaat OYJ 3,013 111
Nordea Bank AB 21,628 176
Orion OYJ Class B 2,479 114
Sampo OYJ Class A 8,018 336
Stora Enso OYJ Class R 9,793 178
UPM- Kymmene OYJ 13,631 486
4,388
France - 5.1%
Arkema SA 1,214 135
Atos SE 1,589 122
AXA SA 101,214 2,238
BNP Paribas SA 100,920 4,860
Bollore SA 49,307 200
Bouygues SA - ADR 3,538 139
Carrefour SA 15,764 267
Cie de Saint-Gobain SA 73,449 3,656
Cie Generale des Etablissements
Michelin SCA Class B 1,178 163
Danone SA 3,090 206
Dassault Aviation SA(Æ) 552 577
Dassault Systemes SA 586 117
Engie SA 155,892 2,422
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,104 1,874
Orange SA - ADR 35,000 412
Renault SA(Æ) 34,388 1,467
Rexel SA Class H 132,256 2,014
Safran SA 7,405 934
Sanofi - ADR 2,445 230
Schneider Electric SE 10,037 1,471

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCOR SE - ADR 22,722 691
Societe Generale SA(Æ) 73,393 1,371
Total SA 84,342 3,561
Vinci SA 1,814 168
Worldline SA(Æ)(Þ) 16,103 1,367
30,662
Germany - 2.8%
adidas AG 5,390 1,713
Allianz SE 807 183
BASF SE 3,960 307
Bayer AG 1,462 89
Bayerische Motoren Werke
Aktiengesellschaft 26,860 2,281
Brenntag AG 16,972 1,333
Ceconomy AG(Æ) 97,370 628
Daimler AG 111,308 7,849
Deutsche Telekom AG 10,985 196
Evonik Industries AG 4,174 138
Fresenius Medical Care AG & Co. 2,142 174
Fresenius SE & Co. KGaA 2,638 118
Hannover Rueck SE 1,223 190
HeidelbergCement AG 1,459 108
Metro AG 32,859 384
Muenchener Rueckversicherungs-
Gesellschaft AG 1,994 530
Siemens AG 1,799 279
Uniper SE 6,576 231
16,731
Hong Kong - 1.1%
AIA Group, Ltd. 285,400 3,497
China Overseas Land & Investment, Ltd. 190,900 433
CK Asset Holdings, Ltd. 271,500 1,377
CK Hutchison Holdings, Ltd. Class B 16,500 114
CLP Holdings, Ltd. 26,000 244
Hang Seng Bank, Ltd. 4,100 75
Henderson Land Development Co., Ltd. 25,000 102
Jardine Matheson Holdings, Ltd. 2,800 162
Link Real Estate Investment Trust(ö) 10,798 95
MTR Corp., Ltd. 24,121 140
New World Development Co, Ltd. 23,000 108
Power Assets Holdings, Ltd. 21,500 114
Sun Hung Kai Properties, Ltd. 10,000 138
6,599
India - 0.6%
HDFC Bank, Ltd. - ADR(Æ) 53,568 3,862
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,114,200 523
Ireland - 2.1%
Accenture PLC Class A 11,192 2,707
AIB Group PLC 448,535 798
Allegion PLC 19,792 2,118
Bank of Ireland Group PLC(Æ) 320,497 1,196
CRH PLC 4,383 181
Jazz Pharmaceuticals PLC(Æ) 965 150
Kerry Group PLC Class A 17,124 2,323
Medtronic PLC 28,823 3,208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate Technology PLC 1,737 115
Smurfit Kappa Group PLC 3,182 153
12,949
Israel - 0.0%
Bank Leumi Le-Israel BM 31,145 193
Italy - 1.1%
Assicurazioni Generali SpA 107,095 1,830
BPER Banca SpA 280,432 516
ENI SpA - ADR 214,462 2,164
FinecoBank Banca Fineco SpA (Æ) 8,302 130
Saipem SpA (Ñ) 259,158 679
UniCredit SpA 175,364 1,604
6,923
Japan - 9.8%
Benesse Holdings, Inc. 6,400 125
Bridgestone Corp. 11,800 438
Canon, Inc. 41,800 922
Chiyoda Corp.(Æ)(Ñ) 78,100 247
Chubu Electric Power Co., Inc. 11,000 134
Citizen Watch Co., Ltd. 152,800 465
Dai-ichi Life Holdings, Inc. 94,900 1,465
Daito Trust Construction Co., Ltd. 1,100 115
Daiwa House Industry Co., Ltd. 5,000 142
DeNA Co., Ltd. 49,800 933
Eisai Co., Ltd. 11,000 806
ENEOS Holdings, Inc. 30,650 125
Fuji Media Holdings, Inc. 18,100 211
FUJIFILM Holdings Corp. 5,000 287
Fujitsu, Ltd. 5,000 761
Gree , Inc. 136,100 748
Hino Motors, Ltd. 176,700 1,529
Honda Motor Co., Ltd. 129,577 3,427
Iida Group Holdings Co., Ltd. 8,200 181
Inpex Corp. 195,200 1,149
Isuzu Motors, Ltd. 178,300 1,713
ITOCHU Corp. 7,400 212
Japan Airlines Co., Ltd. 75,000 1,341
Japan Exchange Group, Inc. 5,500 128
Japan Post Holdings Co., Ltd. 16,600 132
JGC Holdings Corp. 107,500 1,228
Kajima Corp. 9,400 126
Kamigumi Co., Ltd. 31,900 570
Kansai Electric Power Co., Inc. (The) 10,700 106
KDDI Corp. 24,800 730
Keyence Corp. 3,000 1,614
Komatsu, Ltd. 3,700 102
Medipal Holdings Corp. 3,900 80
Mitsubishi Chemical Holdings Corp. 20,800 144
Mitsubishi Corp. 7,400 188
Mitsubishi Estate Co., Ltd. 102,300 1,633
Mitsubishi Heavy Industries, Ltd. 22,100 639
Mitsubishi Motors Corp. 217,100 494
Mitsubishi UFJ Financial Group, Inc. 548,000 2,469
Mitsui & Co., Ltd. 12,400 230
NEC Corp. 3,200 174
Nikon Corp. 98,500 787
Nintendo Co., Ltd. 900 520
Nippon Telegraph & Telephone Corp. 6,100 152

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Television Holdings, Inc. 55,500 640
Nissan Motor Co., Ltd. 248,500 1,270
Nitto Denko Corp. 8,300 753
Nomura Holdings, Inc. 229,300 1,215
Obayashi Corp. 11,700 99
Resona Holdings, Inc. 428,100 1,496
Sekisui Chemical Co., Ltd. 7,600 137
Sekisui House, Ltd. 7,300 141
Shimamura Co., Ltd. 15,700 1,742
Shimizu Corp. 12,500 89
Shin-Etsu Chemical Co., Ltd. 18,300 3,188
Subaru Corp. 12,800 247
Sumitomo Corp. 10,400 138
Sumitomo Electric Industries, Ltd. 10,300 138
Sumitomo Heavy Industries, Ltd. 28,600 806
Sumitomo Metal Mining Co., Ltd. 26,400 1,151
Sumitomo Mitsui Banking Corp. 135,700 4,225
Sumitomo Mitsui Trust Holdings, Inc. 49,600 1,507
Sushiro Global Holdings, Ltd. 31,900 1,096
T&D Holdings, Inc. 198,000 2,346
Taisei Corp. 3,400 110
Takeda Pharmaceutical Co., Ltd. 68,200 2,391
Teijin, Ltd. 10,200 187
THK Co., Ltd. 43,500 1,395
Tohoku Electric Power Co., Inc. 9,700 84
Tokio Marine Holdings, Inc. 7,600 380
Tokyo Electron, Ltd. 2,600 992
Toppan Printing Co., Ltd. 28,200 402
Toyota Industries Corp. 2,300 181
Toyota Motor Corp. 5,200 364
United Urban Investment Corp.(ö) 53 72
Z Holdings Corp. 73,200 453
59,157
Luxembourg - 0.7%
Eurofins Scientific SE 31,070 2,986
RTL Group SA(Æ) 18,974 1,087
Tenaris SA 10,908 85
4,158
Malaysia - 0.1%
CIMB Group Holdings BHD 641,900 611
Netherlands - 2.8%
ABN AMRO Bank NV(Þ) 145,776 1,521
Heineken NV 49,678 5,175
ING Groep NV 568,366 5,048
Koninklijke Ahold Delhaize NV 5,879 168
PostNL NV - ADR 265,839 1,097
Royal Dutch Shell PLC Class B 238,495 4,126
17,135
Norway - 0.4%
DNB ASA 8,434 165
Mowi ASA 6,118 135
Norsk Hydro ASA 467,109 2,071
2,371
Russia - 0.4%
Gazprom PJSC - ADR 201,053 1,114
Lukoil PJSC - ADR 5,353 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC - ADR 54,034 738
2,231
Singapore - 0.4%
CapitaLand, Ltd. 50,000 120
DBS Group Holdings, Ltd. 27,606 519
Oversea-Chinese Banking Corp., Ltd. 18,264 141
Singapore Telecommunications, Ltd. 129,200 229
United Overseas Bank, Ltd. 66,101 1,168
Venture Corp., Ltd. 10,500 156
Wilmar International, Ltd. 39,500 157
2,490
South Africa - 0.7%
Anglo American PLC 59,013 1,941
Gold Fields, Ltd. - ADR 85,342 796
Impala Platinum Holdings, Ltd. 36,225 492
MTN Group, Ltd. 132,267 547
Old Mutual, Ltd. 214,228 183
3,959
South Korea - 2.9%
Hankook Tire & Technology Co., Ltd. 30,840 1,131
KB Financial Group, Inc. 51,122 1,849
KT Corp. - ADR 148,175 1,559
Samsung Electronics Co., Ltd. 126,046 9,199
Shinhan Financial Group Co., Ltd. 80,448 2,207
SK Hynix, Inc. 14,515 1,580
17,525
Spain - 0.5%
Banco de Sabadell SA - ADR 815,235 354
CaixaBank SA 710,235 1,796
Cellnex Telecom SA(Þ) 16,095 943
Naturgy Energy Group SA 7,351 190
3,283
Sweden - 0.2%
Boliden AB(Æ) 6,307 207
Kinnevik AB Class B(Æ) 5,364 264
Swedish Match AB 10,294 793
1,264
Switzerland - 4.4%
Adecco Group AG 44,886 2,811
Chubb, Ltd. 4,982 726
EMS- Chemie Holding AG 171 161
Garmin, Ltd. 1,606 184
Geberit AG 558 342
Julius Baer Group, Ltd. 19,365 1,172
LafargeHolcim , Ltd.(Æ) 57,161 3,085
Nestle SA 57,609 6,455
Novartis AG 17,052 1,542
Partners Group Holding AG 284 336
Roche Holding AG 11,528 3,974
SGS SA 97 295
Swiss Life Holding AG 313 142
Swiss Re AG 2,091 184
Swisscom AG 430 234
UBS Group AG 249,335 3,600
Wizz Air Holdings PLC(Æ)(Þ) 16,340 977

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 1,829 728
26,948
Taiwan - 4.1%
Accton Technology Corp. 118,000 1,137
Catcher Technology Co., Ltd. 143,000 1,008
Hon Hai Precision Industry Co., Ltd. 418,000 1,668
MediaTek , Inc. 61,000 1,912
Realtek Semiconductor Corp. 71,000 1,147
Shin Kong Financial Holding Co., Ltd. 1,864,000 536
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 144,457 17,554
24,962
Thailand - 0.6%
Kasikornbank PCL 614,700 2,590
Siam Commercial Bank PCL (The) 295,700 929
3,519
Turkey - 0.1%
Turk Telekomunikasyon AS 471,468 505
United Kingdom - 4.3%
3i Group PLC 21,191 321
AstraZeneca PLC - ADR(Ñ) 20,853 1,055
Aviva PLC 27,137 124
Babcock International Group PLC(Æ) 203,528 648
BAE Systems PLC 215,000 1,360
Barclays PLC 180,582 330
Berkeley Group Holdings PLC 2,158 124
BP PLC 742,835 2,760
British American Tobacco PLC 10,197 371
British Land Co. PLC (The)(ö) 118,225 726
BT Group PLC(Æ) 782,151 1,345
Centrica PLC(Æ) 946,518 671
Ferguson PLC 3,210 373
HSBC Holdings PLC 38,544 202
Imperial Tobacco Group PLC 5,289 106
J Sainsbury PLC 731,419 2,448
Johnson Matthey PLC 4,181 169
Kingfisher PLC(Æ) 467,703 1,778
Land Securities Group PLC(ö) 79,710 667
Liberty Global PLC Class C(Æ) 6,603 160
Linde PLC 14,484 3,555
LyondellBasell Industries NV Class A 2,273 195
Marks & Spencer Group PLC(Æ) 363,972 704
Natwest Group PLC 411,193 826
Persimmon PLC Class A 6,038 211
Reckitt Benckiser Group PLC 3,894 331
RSA Insurance Group PLC 14,739 136
Schroders PLC 2,165 101
St. James's Place PLC 6,576 106
Standard Chartered PLC 293,571 1,783
Taylor Wimpey PLC 57,344 115
Vodafone Group PLC 114,858 196
Wausau Paper Corp. 207,245 2,163
Wm Morrison Supermarkets PLC 44,085 108
26,268
United States – 40.6%
3M Co. 2,665 468
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advanced Micro Devices, Inc.(Æ) 8,346 715
Aflac, Inc. 15,216 687
Air Products & Chemicals, Inc. 1,198 320
Alexion Pharmaceuticals, Inc.(Æ) 1,358 208
Align Technology, Inc.(Æ) 3,053 1,604
Alliant Energy Corp. 5,850 285
Allstate Corp. (The) 1,796 192
Alphabet, Inc. Class A(Æ) 2,460 4,495
Alphabet, Inc. Class C(Æ) 5,568 10,220
Amazon.com, Inc.(Æ) 2,249 7,211
Amcor PLC 10,400 114
Ameren Corp. 5,630 409
American Electric Power Co., Inc. 2,158 175
American Express Co. 9,176 1,067
American Financial Group, Inc. 1,052 99
Ameriprise Financial, Inc. 1,035 205
Amgen, Inc. 532 128
Ansys , Inc.(Æ) 8,075 2,862
Anthem, Inc.(Æ) 9,766 2,900
API Group Corp.(Æ)(Š)(Þ) 234,340 4,197
Apple, Inc. 79,388 10,475
Archer-Daniels-Midland Co. 4,650 233
Ares Management Corp. Class A 23,885 1,079
Arrow Electronics, Inc.(Æ) 1,679 164
Arthur J Gallagher & Co. 3,139 362
AT&T, Inc. 14,248 408
Automatic Data Processing, Inc. 2,163 357
AutoZone, Inc.(Æ) 160 179
AvalonBay Communities, Inc.(ö) 775 127
Bank of America Corp. 15,689 465
Bank of New York Mellon Corp. (The) 4,758 190
Becton Dickinson and Co. 13,730 3,594
Berkshire Hathaway, Inc. Class B(Æ) 2,471 563
Best Buy Co., Inc. 6,285 684
Bio-Rad Laboratories, Inc. Class A(Æ) 4,855 2,786
BlackRock, Inc. Class A 1,037 727
Boeing Co. (The) 1,149 223
Booking Holdings, Inc.(Æ) 910 1,769
Boston Beer Co., Inc. Class A(Æ) 888 814
Bunge, Ltd. 2,692 176
CBRE Group, Inc. Class A(Æ) 2,587 158
Centene Corp.(Æ) 1,672 101
CH Robinson Worldwide, Inc. 2,461 211
Charles Schwab Corp. (The) 76,860 3,961
Chegg , Inc.(Æ) 20,280 1,932
Chevron Corp. 4,836 412
Cigna Corp. 14,881 3,230
Cincinnati Financial Corp. 2,327 196
Cisco Systems, Inc. 19,078 850
Citigroup, Inc. 61,496 3,566
Clorox Co. (The) 942 197
CME Group, Inc. Class A 22,581 4,104
Coca-Cola Co. (The) 2,734 132
Cognizant Technology Solutions Corp.
Class A 3,747 292
Colgate-Palmolive Co. 7,394 577
Comcast Corp. Class A 8,419 417
ConAgra Foods, Inc. 4,083 141
Consolidated Edison Co., Inc. 3,524 249
Constellation Brands, Inc. Class A 7,182 1,515

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Copart , Inc.(Æ) 8,525 936
CoStar Group, Inc.(Æ) 540 486
Crown Castle International Corp.(ö) 2,014 321
Cummins, Inc. 3,535 829
CVS Health Corp. 4,451 319
Danaher Corp. 23,798 5,660
Darden Restaurants, Inc. 2,315 271
DexCom , Inc.(Æ) 3,512 1,316
Discovery, Inc. Class A(Æ) 5,228 217
Dollar Tree, Inc.(Æ) 1,508 153
Dominion Energy, Inc. 1,561 114
DR Horton, Inc. 45,626 3,504
DraftKings , Inc. Class A(Æ) 19,141 1,036
DTE Energy Co. 1,901 226
Duke Energy Corp. 2,203 207
Eastman Chemical Co. 1,604 158
Ecolab, Inc. 6,566 1,343
Eli Lilly & Co. 1,696 353
Emerson Electric Co. 1,492 118
Entergy Corp. 1,432 137
Everest Re Group, Ltd. 1,169 247
Eversource Energy(Æ) 4,430 388
Exact Sciences Corp.(Æ) 6,363 873
Exelon Corp. 5,494 228
Exxon Mobil Corp. 12,389 556
Facebook, Inc. Class A(Æ) 32,840 8,483
Fair Isaac Corp.(Æ) 2,428 1,093
Federal Realty Investment Trust(ö) 1,326 116
FedEx Corp. 4,062 956
Fidelity National Financial, Inc. 4,203 153
Fidelity National Information Services,
Inc. 33,317 4,113
Five Below, Inc.(Æ) 4,886 859
FleetCor Technologies, Inc.(Æ) 5,166 1,254
Ford Motor Credit Co. LLC(Æ) 29,610 312
Fortive Corp. 19,633 1,297
Fox Corp. Class A 3,333 104
Franklin Resources, Inc. 6,412 169
General Dynamics Corp. 1,992 292
General Mills, Inc. 3,547 206
General Motors Co. 30,065 1,524
Global Payments, Inc. 7,550 1,333
Globe Life, Inc.(Æ) 1,055 95
Goldman Sachs Group, Inc. (The) 1,370 372
Halliburton Co. 46,793 825
Hartford Financial Services Group, Inc. 6,550 315
HCA Healthcare, Inc. 16,572 2,693
Henry Schein, Inc.(Æ) 1,578 104
Hershey Co. (The) 2,368 344
Hewlett Packard Enterprise Co. Class H 24,338 300
Home Depot, Inc. (The) 3,483 943
Honeywell International, Inc. 1,817 355
HP, Inc.(Æ) 18,167 442
Humana, Inc. 683 262
Huntington Ingalls Industries, Inc. 942 148
II-VI, Inc.(Æ) 14,900 1,253
Illinois Tool Works, Inc. 636 124
Ingersoll Rand, Inc.(Æ) 22,858 956
Insulet Corp.(Æ) 2,666 712
Intel Corp. 21,580 1,198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Business Machines Corp. 2,421 288
International Paper Co. 3,527 177
Interpublic Group of Cos., Inc. (The) 7,394 178
Intuit, Inc. 4,708 1,701
JM Smucker Co. (The) 698 81
Johnson & Johnson 30,704 5,009
Johnson Controls International PLC(Æ) 5,322 265
JPMorgan Chase & Co. 32,715 4,209
Juniper Networks, Inc. 4,433 108
Kinder Morgan, Inc. 15,258 215
Kraft Heinz Foods Co. 5,166 173
Kroger Co. (The) 5,029 174
L3Harris Technologies, Inc. 714 122
Laboratory Corp. of America
Holdings(Æ) 661 151
Lam Research Corp. 401 194
Lear Corp. 919 139
Leidos Holdings, Inc. 1,022 108
Lennar Corp. Class A 41,540 3,454
Lennar Corp. Class B 310 21
Liberty SiriusXM Group Class C(Æ) 5,748 233
Lockheed Martin Corp. 606 195
Loews Corp. 2,753 125
Marsh & McLennan Cos., Inc. 21,840 2,400
Marvell Technology Group, Ltd. 27,754 1,428
MasterCard, Inc. Class A 12,915 4,085
Match Group, Inc.(Æ) 21,675 3,031
Maxim Integrated Products, Inc. 4,975 436
McDonald's Corp. 434 90
McKesson Corp. 1,011 176
Merck & Co., Inc. 5,423 418
MetLife, Inc. 4,501 217
Micron Technology, Inc.(Æ) 68,777 5,383
Microsoft Corp. 33,481 7,765
Molson Coors Beverage Co. Class B 3,297 165
Mondelez International, Inc. Class A 8,072 448
Morgan Stanley 4,736 318
MultiPlan Corp.(Æ)(Ñ) 70,864 565
NetApp, Inc. 1,476 98
Newmont Corp. 2,593 155
NextEra Energy, Inc. 11,793 954
Northern Trust Corp. 1,515 135
Northrop Grumman Corp. 847 243
Nucor Corp. 3,853 188
OGE Energy Corp. 6,285 192
Ollie's Bargain Outlet Holdings, Inc.(Æ) 12,564 1,190
Omnicom Group, Inc. 5,840 364
Ovintiv , Inc. 40,040 630
PACCAR, Inc. 1,915 175
PayPal Holdings, Inc.(Æ) 2,469 579
Penn National Gaming, Inc.(Æ) 9,356 970
PepsiCo, Inc. 17,382 2,374
Pfizer, Inc. 119,631 4,295
Philip Morris International, Inc. 4,319 344
Pinnacle West Capital Corp. 2,653 200
PNC Financial Services Group, Inc.
(The) 2,504 359
Polaris, Inc. 6,360 742
PPL Corp. 4,156 115
Procter & Gamble Co. (The) 7,873 1,009

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Progressive Corp. (The) 7,514 655
Prologis, Inc.(ö) 1,226 127
Public Service Enterprise Group, Inc. 12,412 700
Public Storage(ö) 457 104
PulteGroup, Inc. 2,719 118
Quest Diagnostics, Inc. 2,005 259
Raymond James Financial, Inc. 1,304 130
Raytheon Technologies Corp.(Æ) 5,704 381
Robert Half International, Inc. 1,308 88
Rockwell Automation, Inc. 1,401 348
S&P Global, Inc. 11,486 3,641
Salesforce.com, Inc.(Æ) 8,097 1,826
Sempra Energy 1,407 174
Skyworks Solutions, Inc. 958 162
Snap, Inc. Class A(Æ) 17,199 911
Snap-on, Inc. 953 172
Southern Co. (The) 2,399 141
Splunk , Inc.(Æ) 6,152 1,015
Square, Inc. Class A(Æ) 6,469 1,397
State Street Corp. 2,898 203
Synchrony Financial 12,128 408
Sysco Corp. 5,459 390
T. Rowe Price Group, Inc. 4,286 671
Tandem Diabetes Care, Inc.(Æ) 7,333 679
Texas Instruments, Inc. 4,803 796
Textron, Inc. 3,040 138
TJX Cos., Inc. (The) 23,877 1,529
Travelers Cos., Inc. (The) 4,775 651
Truist Financial Corp. 5,741 275
Twitter, Inc.(Æ) 9,740 492
Tyson Foods, Inc. Class A 9,340 601
UGI Corp. 7,944 286
Union Pacific Corp. 3,000 592
UnitedHealth Group, Inc. 19,718 6,578
Universal Health Services, Inc. Class B 1,025 128
US Bancorp 5,742 246
Vail Resorts, Inc. 368 98
VEON, Ltd.(Æ) 342,561 552
Verizon Communications, Inc. 30,664 1,679
VF Corp. 4,528 348
Viatris , Inc.(Æ) 3,033 52
Visa, Inc. Class A 964 186
Vistra Corp. 6,329 126
Walgreens Boots Alliance, Inc. 4,534 228
Walmart, Inc. 2,561 360
Walt Disney Co. (The)(Æ) 20,602 3,465
Waste Management, Inc. 2,618 291
WEC Energy Group, Inc.(Æ) 5,981 532
Wells Fargo & Co. 125,590 3,753
West Pharmaceutical Services, Inc. 5,448 1,632
Western Union Co. (The) 9,403 209
Westinghouse Air Brake Technologies
Corp. 2,629 195
Westrock Co. 2,482 103
Workday, Inc. Class A(Æ) 4,781 1,088
Xcel Energy, Inc. 8,247 528
Xilinx, Inc. 1,554 203
Zoetis, Inc. Class A 23,711 3,657
245,731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $432,051) 563,568
Preferred Stocks - 0.8%
Germany - 0.0%
Henkel AG & Co. KGaA
2.228% (Ÿ) 1,377 143
South Korea - 0.8%
Samsung Electronics Co., Ltd.
4.120% (Ÿ) 70,608 4,600
Total Preferred Stocks
(cost $3,196) 4,743
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 19,414,527 (∞) 19,411
Total Short-Term Investments
(cost $19,411) 19,411
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 2,819,870 (∞) 2,820
Total Other Securities
(cost $2,820) 2,820
Total Investments - 97.5%
(identified cost $457,478) 590,542
Other Assets and Liabilities, Net
- 2.5%
15,405
Net Assets - 100.0%
605,947

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.5%
ABN AMRO Bank NV 10/04/19 EUR 145,776 14 .22 2,073
1,521
API Group Corp. 10/05/17 234,340 10 .16 2,382
4,197
Cellnex Telecom SA 06/14/19 EUR 16,095 39 .43 635
943
Wizz Air Holdings PLC 11/13/20 GBP 16,340 57 .53 940
977
Worldline SA 06/07/19 EUR 16,103 66 .85 1,076
1,367
9,005
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 219 USD 22,647 03/21
1,686
S&P 500 E-Mini Index Futures 464 USD 85,961 03/21
762
S&P/TSX 60 Index Futures 3 CAD 614 03/21
(21)
SPI 200 Index Futures 72 AUD 11,774 03/21
(33)
Short Positions
Amsterdam Index Futures 17 EUR 2,164 02/21
63
CAC40 Euro Index Futures 117 EUR 6,313 02/21
314
DAX Index Futures 15 EUR 5,041 03/21
186
EURO STOXX 50 Index Futures 110 EUR 3,826 03/21
45
FTSE 100 Index Futures 71 GBP 4,516 03/21
113
FTSE/MIB Index Futures 13 EUR 1,400 03/21
71
Hang Seng Index Futures 5 HKD 7,080 02/21
36
IBEX 35 Index Futures 18 EUR 1,395 02/21
116
MSCI Emerging Markets Index Futures 935 USD 61,995 03/21
(3,437)
MSCI Singapore Index Futures 9 SGD 295 02/21
3
OMXS30 Index Futures 84 SEK 16,332 02/21
17
TOPIX Index Futures 36 JPY 649,441 03/21
(155)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(234)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 1,019 USD 799 02/01/21 1
Bank of America JPY 1,657 USD 16 02/02/21 —
Bank of Montreal USD 1,136 AUD 1,520 03/17/21 26
Bank of Montreal USD 748 NZD 1,060 03/17/21 13
Bank of Montreal CHF 3,703 USD 4,179 03/17/21 16
Bank of Montreal EUR 4,236 USD 5,136 03/17/21 (9)
Bank of Montreal GBP 757 USD 1,017 03/17/21 (21)
Bank of Montreal JPY 122,142 USD 1,174 03/17/21 8
Bank of New York USD 1,137 AUD 1,520 03/17/21 25
Bank of New York USD 749 NZD 1,060 03/17/21 13
Bank of New York CHF 3,703 USD 4,180 03/17/21 17
Bank of New York EUR 4,236 USD 5,139 03/17/21 (7)
Bank of New York GBP 757 USD 1,017 03/17/21 (20)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 122,142 USD 1,174 03/17/21 8
JPMorgan Chase USD 1,137 AUD 1,520 03/17/21 26
JPMorgan Chase USD 749 NZD 1,060 03/17/21 13
JPMorgan Chase CHF 3,703 USD 4,181 03/17/21 18
JPMorgan Chase EUR 4,236 USD 5,141 03/17/21 (5)
JPMorgan Chase GBP 757 USD 1,018 03/17/21 (20)
JPMorgan Chase JPY 122,142 USD 1,174 03/17/21 7
Royal Bank of Canada USD 1,138 AUD 1,520 03/17/21 24
Royal Bank of Canada USD 1,291 CAD 1,650 03/17/21 —
Royal Bank of Canada USD 936 CHF 833 02/02/21 (1)
Royal Bank of Canada USD 2,556 EUR 2,100 03/17/21 (5)
Royal Bank of Canada USD 2,026 GBP 1,500 03/17/21 30
Royal Bank of Canada USD 750 NZD 1,060 03/17/21 12
Royal Bank of Canada USD 2,541 SEK 21,100 03/17/21 (14)
Royal Bank of Canada CHF 3,703 USD 4,184 03/17/21 21
Royal Bank of Canada EUR 546 USD 663 02/02/21 1
Royal Bank of Canada EUR 2,500 USD 3,078 03/17/21 40
Royal Bank of Canada EUR 4,236 USD 5,147 03/17/21 2
Royal Bank of Canada GBP 132 USD 181 02/02/21 —
Royal Bank of Canada GBP 757 USD 1,019 03/17/21 (18)
Royal Bank of Canada HKD 16,184 USD 2,087 02/02/21 —
Royal Bank of Canada JPY 122,142 USD 1,175 03/17/21 8
Standard Chartered USD 1,137 AUD 1,520 03/17/21 25
Standard Chartered USD 749 NZD 1,060 03/17/21 13
Standard Chartered CHF 3,703 USD 4,178 03/17/21 16
Standard Chartered EUR 4,236 USD 5,139 03/17/21 (7)
Standard Chartered GBP 757 USD 1,017 03/17/21 (20)
Standard Chartered JPY 122,142 USD 1,174 03/17/21 7
State Street USD 425 DKK 2,611 03/17/21 1
State Street USD 3,094 NOK 27,171 03/17/21 78
State Street CAD 289 USD 226 03/17/21 —
State Street SEK 30,000 USD 3,542 03/17/21 (50)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
272
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 249 $ — $ —
$ —
$ 249
Australia — 2,592 —
—
2,592
Austria — 1,093 —
—
1,093
Belgium — 1,647 —
—
1,647
Canada 16,176 — —
—
16,176
China 8,210 4,509 —
—
12,719
Colombia — 50 —
—
50
Denmark — 4,095 —
—
4,095
Finland — 4,388 —
—
4,388
France — 30,662 —
—
30,662

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany — 16,731 —
—
16,731
Hong Kong — 6,599 —
—
6,599
India 3,862 — —
—
3,862
Indonesia — 523 —
—
523
Ireland 8,298 4,651 —
—
12,949
Israel — 193 —
—
193
Italy — 6,923 —
—
6,923
Japan — 59,157 —
—
59,157
Luxembourg — 4,158 —
—
4,158
Malaysia — 611 —
—
611
Netherlands — 17,135 —
—
17,135
Norway — 2,371 —
—
2,371
Russia — 2,231 —
—
2,231
Singapore — 2,490 —
—
2,490
South Africa 796 3,163 —
—
3,959
South Korea 1,559 15,966 —
—
17,525
Spain — 3,283 —
—
3,283
Sweden — 1,264 —
—
1,264
Switzerland 910 26,038 —
—
26,948
Taiwan 17,554 7,408 —
—
24,962
Thailand — 3,519 —
—
3,519
Turkey — 505 —
—
505
United Kingdom 1,410 24,858 —
—
26,268
United States 241,534 — 4,197
—
245,731
Preferred Stocks — 4,743 — — 4,743
Short-Term Investments — — — 19,411 19,411
Other Securities — — — 2,820 2,820
Total Investments 300,558 263,556 4,197 22,231 590,542
Other Financial Instruments
Assets
Futures Contracts 3,412 — —
—
3,412
Foreign Currency Exchange Contracts 2 467 —
—
469
Liabilities
Futures Contracts (3,646) — —
—
(3,646)
Foreign Currency Exchange Contracts (1) (196) —
—
(197)
Total Other Financial Instruments
*
$ (233) $ 271 $ — $ — $ 38
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 57
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
76,206
Consumer Staples ...................................................................
21,237
Energy ....................................................................................
21,892
Financial Services ...................................................................
132,879
Health Care .............................................................................
62,127
Materials and Processing ........................................................
37,356
Producer Durables ..................................................................
56,482
Technology ..............................................................................
134,467
Utilities ...................................................................................
20,922
Preferred Stocks
Consumer Staples ...................................................................
143
Technology ..............................................................................
4,600
Short-Term Investments ................................................................
19,411
Other Securities ...........................................................................
2,820
Total Investments .................................................................... 590,542

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.1%
Argentina - 0.3%
Globant SA(Æ) 4,290 824
MercadoLibre , Inc.(Æ) 2,284 4,064
4,888
Australia - 0.2%
MMG, Ltd.(Æ) 2,196,000 859
Rio Tinto PLC 31,577 2,414
3,273
Bangladesh - 0.6%
BRAC Bank, Ltd. 3,582,642 2,059
GrameenPhone , Ltd. 821,862 3,650
Square Pharmaceuticals, Ltd. 1,231,847 3,433
9,142
Bermuda - 0.1%
Alibaba Health Information Technology,
Ltd.(Æ) 152,000 474
Orient Overseas International, Ltd. 39,500 337
811
Brazil - 3.6%
Afya , Ltd. Class A(Æ) 117,652 2,612
Azul SA - ADR(Æ)(Ñ) 140,470 3,083
B2W Companhia Digital(Æ) 196,100 2,950
B3 SA - Brasil Bolsa Balcao 637,463 6,968
Banco Bradesco SA 97,944 387
Banco Bradesco SA - ADR 340,663 1,547
Banco BTG Pactual SA(Æ) 115,200 2,001
Banco do Brasil SA(Æ) 262,100 1,622
Banco Santander Brasil SA 79,700 572
BB Seguridade Participacoes SA 178,500 902
Centrais Eletricas Brasileiras SA 118,100 619
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 167,200 1,249
CPFL Energia SA 189,300 1,076
Embraer SA(Æ) 131,900 212
Energisa SA 262,500 2,363
Hapvida Participacoes e Investimentos
SA(Þ) 125,000 392
JBS SA 834,400 3,688
Magazine Luiza SA 190,600 880
Minerva SA 794,800 1,348
Notre Dame Intermedica Participacoes
SA 33,200 573
Pagseguro Digital, Ltd. Class A(Æ) 33,898 1,659
Petroleo Brasileiro SA 163,600 817
StoneCo , Ltd. Class A(Æ) 21,980 1,580
Vale SA 589,600 9,479
Vale SA Class B - ADR 254,598 4,112
WEG SA 145,800 2,233
YDUQS Participacoes SA 184,600 1,132
56,056
Cambodia - 0.1%
NagaCorp , Ltd. 902,685 1,041
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 0.1%
Parex Resources, Inc.(Æ) 92,575 1,401
Cayman Islands - 0.2%
NIO, Inc. - ADR(Æ) 46,763 2,665
Chile - 0.1%
Enersis SA(Æ) 7,450,002 1,120
China - 26.4%
3SBio, Inc. Class A(Æ)(Þ) 1,537,000 1,434
Agricultural Bank of China, Ltd. Class H 16,416,000 5,956
Aier Eye Hospital Group Co., Ltd. Class
A 21,900 267
Alibaba Group Holding, Ltd.(Æ) 371,400 11,853
Alibaba Group Holding, Ltd. - ADR(Æ) 193,060 49,003
A-Living Services Co., Ltd. Class H(Þ) 754,250 3,279
Anhui Conch Cement Co., Ltd. Class H 1,324,235 7,854
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 352
Baidu, Inc. - ADR(Æ) 29,165 6,854
Bank of China, Ltd. Class H 12,031,000 4,087
Bank of Communications Co., Ltd. Class
H 2,388,000 1,291
BGI Genomics Co., Ltd(Æ) 57,900 1,245
BYD Co., Ltd. Class A 82,900 3,144
BYD Co., Ltd. Class H 77,000 2,342
Centre Testing International Group Co.,
Ltd. Class A 281,500 1,281
CGN Power Co., Ltd. Class H(Þ) 2,571,000 553
China CITIC Bank Corp., Ltd. Class H 5,698,000 2,538
China Conch Venture Holdings, Ltd. 373,500 1,778
China Construction Bank Corp. Class H 21,808,554 16,567
China Evergrande Group 192,000 371
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Hongqiao Group, Ltd. 926,500 819
China International Capital Corp., Ltd.
Class H(Æ)(Þ) 647,200 1,697
China International Travel Service Corp.,
Ltd. Class A 13,300 604
China Life Insurance Co., Ltd. Class H 1,005,000 2,139
China Longyuan Power Group Corp.,
Ltd. Class H 6,020,057 8,897
China Medical System Holdings, Ltd. 1,174,000 1,688
China Merchants Bank Co., Ltd. Class H 1,569,352 12,117
China Minsheng Banking Corp., Ltd.
Class A 672,000 532
China Minsheng Banking Corp., Ltd.
Class H 907,200 518
China National Building Material Co.,
Ltd. Class H 2,256,000 2,692
China Petroleum & Chemical Corp.
Class H 2,230,000 1,062
China Resources Power Holdings Co.,
Ltd. 408,000 431
China Shenhua Energy Co., Ltd. Class H 1,365,094 2,525
China Vanke Co., Ltd. Class H 266,700 959
CIFI Holdings Group Co., Ltd. 2,812,000 2,310
Contemporary Amperex Technology Co.,
Ltd. Class A 57,660 3,138
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 424,000 815

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Country Garden Services Holdings Co.,
Ltd. 98,000 798
CSPC Pharmaceutical Group, Ltd. 2,026,000 2,066
ENN Energy Holdings, Ltd. 80,500 1,247
Fosun International, Ltd. 498,500 760
Gansu Shangfeng Cement Co., Ltd.
Class A 235,900 631
Glodon Co., Ltd. Class A 59,500 764
Gree Electric Appliances, Inc. of Zhuhai
Class A 317,000 2,751
Guangzhou Automobile Group Co., Ltd.
Class H 4,132,435 3,778
Haier Smart Home Co., Ltd. Class H(Æ) 310,800 1,287
Hengan International Group Co., Ltd. 281,500 2,017
Huaneng Power International, Inc. Class
H 772,000 274
Huatai Securities Co., Ltd. Class H(Þ) 1,572,000 2,510
Industrial & Commercial Bank of China,
Ltd. Class H 13,598,401 8,711
Industrial Bank Co., Ltd. Class A 1,319,589 4,722
Intco Medical Technology Co., Ltd.
Class A 42,320 1,526
JD.com, Inc. Class A(Æ) 136,350 6,072
JD.com, Inc. - ADR(Æ) 91,709 8,134
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,535,800 1,650
Jiangsu Expressway Co., Ltd. Class H 1,591,060 1,843
Jiangsu Hengli Hydraulic Co., Ltd.
Class A 98,402 1,780
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 76,998 2,431
Jiangsu Yuyue Medical Equipment &
Supply Co., Ltd. Class A 90,968 391
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Þ) 504,000 2,409
Kangji Medical Holdings, Ltd.(Æ) 839,500 1,233
Kingfa Sci & Tech Co., Ltd Class A 387,900 1,677
Kweichow Moutai Co., Ltd. Class A 11,663 3,822
Lenovo Group, Ltd. 1,292,000 1,518
Li Ning Co., Ltd. 242,000 1,524
Longfor Group Holdings, Ltd.(Þ) 327,500 1,844
LONGi Green Energy Technology Co.,
Ltd. Class A 33,600 554
Meituan-Dianping Class B(Æ) 133,400 6,085
Momo , Inc. - ADR 73,974 1,130
NARI Technology Co., Ltd. Class A 655,307 2,975
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 8,407 1,408
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 443
PetroChina Co., Ltd. Class H 7,898,000 2,398
Pharmaron Beijing Co., Ltd. Class H(Þ) 201,200 3,855
PICC Property & Casualty Co., Ltd.
Class H 1,659,000 1,213
Ping An Bank Co., Ltd. Class A 1,013,200 3,621
Ping An Insurance Group Co. of China,
Ltd. Class H 1,418,500 16,730
Poly Developments and Holdings Group
Co., Ltd. Class A 490,200 1,048
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 934,000 666
SAIC Motor Corp., Ltd. Class A 541,988 1,840
Shaanxi Coal Industry Co., Ltd. Class A 783,510 1,225
Shanghai International Airport Co., Ltd.
Class A 45,200 553
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,257,800 2,179
Shenzhen Inovance Control Technology
Co., Ltd. Class A 147,579 2,174
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 15,900 1,102
Shimao Services Holdings, Ltd.(Æ)(Þ) 1,324,000 2,321
Sinopharm Group Co., Ltd. Class H 129,600 317
Sinotruk Hong Kong, Ltd. 632,000 1,970
Suofeiya Home Collection Co., Ltd.
Class A 485,900 2,378
TAL Education Group - ADR 6,995 538
Tencent Holdings, Ltd. 842,880 73,787
Times Property Holdings, Ltd. 3,096,000 3,942
Tingyi Cayman Islands Holding Corp. 300,000 597
Trip.com Group, Ltd. - ADR(Æ) 42,916 1,366
Tsingtao Brewery Co., Ltd. Class H 360,000 3,503
Want Want China Holdings, Ltd. 2,427,000 1,747
Weichai Power Co., Ltd. Class H 3,097,000 9,204
Wuliangye Yibin Co., Ltd. Class A 32,100 1,447
WuXi AppTec Co., Ltd. Class H(Þ) 223,236 5,310
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 86,500 1,210
Xiamen Kingdomway Group Co. Class A 76,000 350
Xianhe Co., Ltd. Class A 313,800 1,255
Xinyi Solar Holdings, Ltd. 620,000 1,370
Yum China Holdings, Inc. 9,642 547
Zhongsheng Group Holdings, Ltd. 169,500 992
Zijin Mining Group Co., Ltd. Class H 1,184,000 1,315
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class A 919,360 1,763
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class H 2,828,200 3,879
407,469
Colombia - 0.1%
Ecopetrol SA - ADR 181,273 2,063
Cyprus - 0.0%
Ozon Holdings PLC - ADR(Æ) 9,474 458
Egypt - 0.5%
Cleopatra Hospital(Æ) 5,573,447 1,710
Commercial International Bank Egypt
SAE 614,354 2,463
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 3,264,803 3,120
Edita Food Industries SAE 1,801,253 1,035
8,328
France - 0.0%
Sartorius Stedim Biotech 1,054 442
Teleperformance - GDR 925 303
745

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgia - 0.2%
Georgia Capital PLC(Æ) 153,180 1,057
TBC Bank Group PLC(Æ) 128,587 2,140
3,197
Greece - 0.1%
Alpha Bank AE(Æ) 2,136,794 1,929
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 786,523 4,424
Hong Kong - 3.1%
AIA Group, Ltd. 440,400 5,396
ASM Pacific Technology, Ltd. 150,800 2,194
Beijing Enterprises Holdings, Ltd. 104,500 343
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Everbright , Ltd. 664,000 852
China Feihe , Ltd.(Þ) 230,000 689
China High Speed Transmission
Equipment Group Co., Ltd. 430,000 404
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Jinmao Holdings Group, Ltd. 1,064,000 419
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co., Ltd. 386,586 541
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 743,000 1,684
China Resources Beer Holdings Co., Ltd. 136,000 1,210
China Resources Cement Holdings, Ltd. 1,200,000 1,327
China Resources Gas Group, Ltd. 916,000 4,590
China Resources Land, Ltd. 406,000 1,610
China Taiping Insurance Holdings Co.,
Ltd. 449,200 793
CITIC, Ltd. 848,000 664
Far East Horizon, Ltd. 585,000 603
Galaxy Entertainment Group, Ltd. 697,000 5,414
Geely Automobile Holdings, Ltd. 1,195,000 4,338
Guangdong Investment, Ltd. 238,000 417
Hong Kong Exchanges & Clearing, Ltd. 32,000 2,056
Kunlun Energy Co., Ltd. 3,324,000 2,846
Melco Crown Entertainment, Ltd.
- ADR(Æ) 104,953 1,678
Midea Real Estate Holding, Ltd.(Þ) 592,200 1,242
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Group Holdings, Ltd. 1,057,500 3,083
Techtronic Industries Co., Ltd. 87,500 1,312
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,326,000 2,718
48,492
Hungary - 0.7%
MOL Hungarian Oil & Gas PLC(Æ) 176,762 1,328
OTP Bank PLC(Æ) 192,092 8,778
Richter Gedeon Nyrt 22,925 647
10,753
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 9.0%
ACC, Ltd. 132,280 2,907
Apollo Hospitals Enterprise, Ltd. 64,132 2,253
Asian Paints, Ltd. 72,264 2,389
Aurobindo Pharma, Ltd. 63,349 786
Axis Bank, Ltd.(Æ) 386,084 3,506
Bajaj Auto, Ltd. 49,514 2,712
Balrampur Chini Mills, Ltd. Class A(Æ) 125,934 294
Bharat Electronics, Ltd. 573,712 1,019
Bharti Airtel, Ltd. 593,854 4,507
Britannia Industries, Ltd. 15,414 739
Coal India, Ltd. 128,602 222
Dabur India, Ltd. Class A 127,458 897
Divi's Laboratories, Ltd. 70,286 3,252
Dr Reddy's Laboratories, Ltd. 21,762 1,373
Dr Reddy's Laboratories, Ltd. - ADR 9,859 604
Escorts, Ltd. 107,127 1,763
GAIL India, Ltd. 2,513,933 4,294
Glenmark Pharmaceuticals, Ltd. 204,094 1,318
Godrej Consumer Products, Ltd. 65,579 669
Granules India, Ltd. 97,405 448
HCL Technologies, Ltd. 288,209 3,600
HDFC Bank, Ltd.(Æ) 251,594 4,793
Hero MotoCorp, Ltd. 15,058 672
Hindalco Industries, Ltd. 46,879 145
Hindustan Unilever, Ltd. 20,208 626
Housing Development Finance Corp.,
Ltd. 199,389 6,578
ICICI Bank, Ltd.(Æ) 1,876,423 13,878
ICICI Prudential Life Insurance Co., Ltd.
(Æ)(Þ) 193,197 1,274
Indian Oil Corp., Ltd. 241,491 309
Indian Railway Catering and Tourism
Corp., Ltd. 39,362 785
IndusInd Bank, Ltd.(Æ) 347,456 4,027
Infosys, Ltd. 193,552 3,273
Infosys, Ltd. - ADR 388,388 6,556
IOL Chemicals and Pharmaceuticals,
Ltd. 70,386 650
ITC, Ltd. 170,770 476
JSW Steel, Ltd. 86,586 435
Larsen & Toubro, Ltd. 351,279 6,423
Mahindra & Mahindra, Ltd. 135,025 1,383
Maruti Suzuki India, Ltd. 46,747 4,615
Nestle India, Ltd. 3,371 786
NTPC, Ltd. 543,631 665
Oil & Natural Gas Corp., Ltd. 392,089 474
Page Industries, Ltd. 1,144 425
Petronet LNG, Ltd. 324,525 1,052
Power Grid Corp. of India, Ltd. 1,178,170 2,964
Reliance Industries, Ltd. 435,421 10,995
Rural Electrification Corp., Ltd. 129,878 235
State Bank of India(Æ) 1,928,343 7,449
Sun Pharmaceutical Industries, Ltd. 59,200 474
Tata Consultancy Services, Ltd. 81,632 3,483
Tata Motors, Ltd.(Æ) 362,965 1,304
Tata Steel, Ltd. 142,729 1,171
Tech Mahindra, Ltd. 113,816 1,495
UltraTech Cement, Ltd. 31,400 2,292
United Breweries, Ltd. 100,394 1,785

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vedanta, Ltd. 1,416,127 3,105
Wipro, Ltd. 282,655 1,611
138,215
Indonesia - 1.7%
Astra International Tbk PT 5,593,800 2,436
Bank Central Asia Tbk PT 768,700 1,854
Bank Mandiri Persero Tbk PT 4,845,600 2,276
Bank Negara Indonesia Persero Tbk PT 5,846,300 2,317
Bank Rakyat Indonesia Persero Tbk PT 29,649,395 8,855
Indofood Sukses Makmur Tbk PT 1,763,200 761
Semen Indonesia Persero Tbk PT 4,160,981 3,131
Telekomunikasi Indonesia Persero Tbk
PT 19,007,300 4,197
25,827
Japan - 0.2%
Anritsu Corp.(Ñ) 25,300 623
Murata Manufacturing Co., Ltd. 17,700 1,705
2,328
Kazakhstan - 0.5%
Halyk Savings Bank of Kazakhstan JSC
- GDR 202,745 2,574
Kaspi.KZ JSC - GDR(Æ) 66,098 4,157
Kaspi.KZ JSC - GDR(Æ)(Þ) 24,000 1,509
8,240
Kenya - 0.5%
Equity Group Holdings, Ltd.(Æ) 4,175,400 1,383
KCB Group, Ltd. 5,760,300 1,875
Safaricom PLC 14,618,900 4,760
8,018
Luxembourg - 0.1%
Allegro.eu SA(Æ)(Þ) 53,889 1,057
Malaysia - 0.6%
AMMB Holdings BHD 134,000 102
CIMB Group Holdings BHD 704,489 671
Genting BHD - ADR 604,100 606
Genting Malaysia Berhad 779,900 483
Hartalega Holdings BHD 478,800 1,521
Kossan Rubber Industries 349,700 385
Malayan Banking BHD 74,600 144
MISC Berhad 222,600 327
Nestle Malaysia BHD 18,400 623
PPB Group BHD 57,000 261
Supermax Corp. BHD 945,453 1,591
Tenaga Nasional BHD 357,900 853
Top Glove Corp. BHD 599,500 989
8,556
Mexico - 2.1%
Alfa SAB de CV Class A 882,600 555
America Movil SAB de CV Class L
- ADR 257,446 3,401
Cemex SAB de CV - ADR(Æ) 782,420 4,483
Controladora Nemak SAB de CV(Æ) 882,600 115
Fibra Uno Administracion SA de CV(ö) 582,500 650
Fomento Economico Mexicano SAB de
CV 336,475 2,293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gruma SAB de CV Class B 88,045 967
Grupo Cementos de Chihuahua SAB
de CV 172,360 1,097
Grupo Financiero Banorte SAB de CV
Class O(Æ) 1,312,984 6,507
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 480,400 428
Grupo Mexico SAB de CV 1,217,100 5,215
Industrias Bachoco SAB de CV 398,700 1,347
Orbia Advance Corp. SAB de CV 1,192,400 2,570
Wal-Mart de Mexico SAB de CV 929,120 2,645
32,273
Morocco - 0.6%
Attijariwafa Bank SA(Æ) 48,201 2,345
Label'Vie SA 10,344 3,665
Maroc Telecom - ADR 237,801 3,902
9,912
Netherlands - 0.1%
ASML Holding NV 1,466 781
Nigeria - 0.3%
Guaranty Trust Bank PLC 48,905,697 4,274
Pakistan - 0.2%
Lucky Cement, Ltd.(Æ) 314,295 1,427
United Bank, Ltd. 1,861,427 1,590
3,017
Panama - 0.1%
Copa Holdings SA Class A 24,687 1,910
Peru - 0.4%
Credicorp , Ltd. 36,598 5,502
Philippines - 0.4%
Ayala Land, Inc. 1,185,300 930
Bank of the Philippine Islands 1,327,840 2,202
Metro Pacific Investments Corp. 5,961,000 501
Metropolitan Bank & Trust Co. - ADR 1,797,300 1,687
SM Investments Corp. 14,265 293
SM Prime Holdings, Inc. 1,543,900 1,132
6,745
Poland - 0.6%
Bank Pekao SA(Æ) 146,631 2,494
Dino Polska SA(Æ)(Þ) 62,332 4,374
KGHM Polska Miedz SA(Æ) 27,399 1,369
Polski Koncern Naftowy ORLEN SA 79,917 1,189
9,426
Romania - 0.6%
Banca Transilvania SA 6,175,558 3,523
Fondul Proprietatea SA 13,901,194 5,234
8,757
Russia - 3.7%
Alrosa PJSC 565,610 744
Federal Grid Co. Unified Energy System
PJSC 243,720,000 693
Gazprom PJSC 586,082 1,653

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inter RAO Unified Energy Systems PJSC 2,322,000 161
Lukoil PJSC 180,011 12,769
Lukoil PJSC - ADR 82,208 5,824
MMC Norilsk Nickel PJSC - ADR 149,867 4,800
Mobile TeleSystems PJSC - ADR 48,178 434
Polymetal International PLC 86,665 1,877
Polyus PJSC - GDR 19,928 1,876
Rosneft Oil Co. PJSC 118,810 742
Sberbank of Russia PJSC 2,676,493 9,087
Sberbank of Russia PJSC - ADR 511,213 6,981
Surgutneftegas PJSC - ADR 136,698 597
Tatneft PJSC - ADR 8,563 332
X5 Retail Group NV - GDR 133,615 4,701
Yandex NV Class A(Æ)(Ñ) 64,836 4,061
57,332
Saudi Arabia - 0.1%
Jarir Marketing Co. 5,958 278
Saudi Ceramic Co.(Æ) 35,620 462
United Electronics Corp., Inc. 40,265 1,010
1,750
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR(Æ) 229,536 2,424
South Africa - 2.7%
Absa Group, Ltd. 160,748 1,206
African Rainbow Minerals, Ltd. 16,997 311
Anglo American Platinum, Ltd. 32,593 3,234
AngloGold Ashanti, Ltd. 87,329 2,068
AngloGold Ashanti, Ltd. - ADR 240,360 5,638
Barloworld, Ltd. - ADR(Æ) 178,276 1,113
Bid Corp., Ltd. 92,380 1,534
Bidvest Group, Ltd. (The) 152,510 1,564
Exxaro Resources, Ltd. 72,433 718
FirstRand, Ltd. 669,679 2,097
Gold Fields, Ltd. 27,613 263
Gold Fields, Ltd. - ADR 87,443 816
Growthpoint Properties, Ltd.(ö) 850,279 683
Impala Platinum Holdings, Ltd. 50,655 688
MTN Group, Ltd. 121,879 504
MultiChoice Group, Ltd. 45,952 392
Naspers, Ltd. Class N 54,844 12,587
Nedbank Group, Ltd. 69,562 559
Northam Platinum, Ltd.(Æ) 43,056 539
Redefine Properties, Ltd.(Æ)(ö) 1,362,450 301
Sasol, Ltd. - ADR(Æ) 41,357 442
Shoprite Holdings, Ltd. - ADR 271,621 2,501
Sibanye Stillwater, Ltd. - ADR 45,735 680
Standard Bank Group, Ltd. 85,440 709
41,147
South Korea - 14.3%
CJ ENM Co., Ltd. 3,142 427
Com2uSCorp 15,904 2,277
Coway Co., Ltd. 33,763 2,100
DB Insurance Co., Ltd. 17,135 564
DoubleUGames Co., Ltd. 6,966 388
Hana Financial Group, Inc. 465,812 13,661
Hyundai Engineering & Construction
Co., Ltd. 21,867 787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 296
Hyundai Mobis Co., Ltd. 6,754 1,903
Hyundai Motor Co. 52,126 10,569
Industrial Bank of Korea 48,936 344
Kakao Corp. 1,887 740
KB Financial Group, Inc. 290,749 10,517
Kia Motors Corp. 155,174 11,369
Korea Electric Power Corp. 36,688 747
Korea Petrochemical Industries Co., Ltd. 6,099 1,537
KT&G Corp. 3,759 269
Kumho Petrochemical Co., Ltd. 5,614 1,232
LG Chem , Ltd. 17,518 14,281
LG Electronics, Inc. Class H 44,116 6,001
LG Household & Health Care, Ltd. 347 482
LG Innotek Co., Ltd. 3,361 597
LG Uplus Corp. 55,450 594
NAVER Corp. 14,629 4,488
NHN KCP Corp.(Æ) 15,087 786
NICE Information Service Co., Ltd. 25,996 493
Orion Corp. 23,494 2,521
POSCO 7,845 1,728
Samsung Biologics Co., Ltd.(Æ)(Þ) 893 631
Samsung C&T Corp. 6,793 790
Samsung Electro-Mechanics Co., Ltd. 4,082 740
Samsung Electronics Co., Ltd. 1,137,746 83,034
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 425
Samsung Securities Co., Ltd. 32,450 1,089
Shinhan Financial Group Co., Ltd. 205,314 5,632
SK Holdings Co., Ltd. 4,763 1,318
SK Hynix, Inc. 267,644 29,133
SK Innovation Co., Ltd.(Æ) 6,690 1,658
SK Telecom Co., Ltd. 14,090 3,074
Woori Financial Group, Inc. 90,696 719
219,941
Sri Lanka - 0.1%
John Keells Holdings PLC 2,100,699 1,839
Taiwan - 12.1%
Accton Technology Corp. 344,000 3,314
Airtac International Group 98,000 3,507
ASE Technology Holding Co., Ltd. 1,722,000 5,644
Asia Cement Corp. 565,000 806
AU Optronics Corp.(Æ) 1,689,000 892
Catcher Technology Co., Ltd. 99,000 698
Cathay Financial Holding Co., Ltd. 293,000 418
China Development Financial Holding
Corp. 1,630,000 520
China Life Insurance Co., Ltd. 717,546 582
Compal Electronics, Inc. 1,066,000 817
CTBC Financial Holding Co., Ltd. 1,954,200 1,327
Delta Electronics, Inc. 137,000 1,385
Eclat Textile Co., Ltd. 132,000 1,908
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 930,000 1,043
Far Eastern New Century Corp. 616,000 571
First Financial Holding Co., Ltd. 992,025 716
Formosa Chemicals & Fibre Corp. 350,000 969
Fubon Financial Holding Co., Ltd. 2,586,000 4,212
Hon Hai Precision Industry Co., Ltd. 2,199,516 8,774

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hotai Motor Co., Ltd. 52,000 1,050
Hua Nan Financial Holdings Co., Ltd. 486,592 298
International Games System Co., Ltd. 45,000 1,249
Largan Precision Co., Ltd. 40,000 4,206
Lite-On Technology Corp. 357,107 701
MediaTek , Inc. 347,000 10,875
Nan Ya Plastics Corp. 213,000 498
Nanya Technology Corp. 1,955,000 5,554
Nien Made Enterprise Co., Ltd. 61,000 807
Parade Technologies, Ltd. 64,000 2,755
Pegatron Corp. 258,000 723
Realtek Semiconductor Corp. 212,000 3,425
Silergy Corp. 8,000 747
Simplo Technology Co., Ltd. 40,000 517
Sino-American Silicon Products, Inc. 220,000 1,196
SinoPac Financial Holdings Co., Ltd. 1,442,755 565
Taiwan Cement Corp. 324,724 466
Taiwan Cooperative Financial Holding
Co., Ltd. 1,538,117 1,053
Taiwan Semiconductor Manufacturing
Co., Ltd. 4,375,000 92,377
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 6,682 812
Tong Hsing Electronic Industries, Ltd.
(Æ) 261,000 1,956
Uni -President Enterprises Corp. 1,338,000 3,253
United Microelectronics Corp. 4,829,000 8,610
Vanguard International Semiconductor
Corp. 124,000 497
Win Semiconductors Corp. 27,000 400
Yuanta Financial Holding Co., Ltd. 4,882,400 3,474
186,167
Thailand - 1.2%
Advanced Info Service PCL 184,900 1,059
Airports of Thailand PCL 270,200 535
Charoen Pokphand Foods PCL 5,616,100 5,105
Com7 PCL Class F 463,800 668
CP ALL PCL 777,700 1,485
Kasikornbank PCL 1,057,600 4,457
PTT Exploration & Production PCL 140,400 489
PTT PCL 965,300 1,225
Siam Cement PCL (The) 121,900 1,535
Sri Trang Agro-Industry PCL 120,600 120
Thai Beverage PCL 3,606,200 2,239
18,917
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 680
Turkey - 0.4%
BIM Birlesik Magazalar AS 61,121 600
Eregli Demir ve Celik Fabrikalari TAS 652,000 1,269
Ford Otomotiv Sanayi AS 122,540 2,405
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 282,708 594
Turkiye Garanti Bankasi AS 832,623 1,048
5,916
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 0.2%
Antofagasta PLC 141,321 2,766
United States - 0.5%
Estee Lauder Cos., Inc. (The) Class A 1,851 438
Fabrinet (Æ) 17,291 1,365
NetEase , Inc. - ADR 22,405 2,577
Nike, Inc. Class B 2,825 377
NVIDIA Corp. 1,033 537
SEA, Ltd. - ADR(Æ) 8,649 1,874
Vipshop Holdings, Ltd. - ADR 41,571 1,140
8,308
Vietnam - 1.7%
Bank for Foreign Trade of Vietnam JSC 217,600 878
FPT Corp. 1,125,974 3,064
Hoa Phat Group JSC 2,016,978 3,432
Masan Group Corp. 269,900 1,000
Military Commercial Joint Stock
Bank(Æ) 2,845,947 2,901
Mobile World Investment Corp. 1,256,213 7,237
Vietnam Dairy Products JSC 649,100 2,895
Vincom Retail JSC(Æ) 3,373,500 4,694
26,101
Zambia - 0.2%
First Quantum Minerals, Ltd. 153,630 2,559
Total Common Stocks
(cost $956,511) 1,418,940
Preferred Stocks - 2.6%
Brazil - 2.2%
Banco Bradesco SA
2.754% (Ÿ) 2,031,093 9,184
Centrais Eletricas Brasileiras SA
4.643% (Ÿ) 19,200 101
Cia Energetica de Minas Gerais
4.883% (Ÿ) 196,500 492
Gerdau SA
1.179% (Ÿ) 256,300 1,089
Itau Unibanco Holding SA
1.292% (Ÿ) 1,576,942 8,168
Itausa SA
1.943% (Ÿ) 486,046 943
Petroleo Brasileiro SA
0.004% (Ÿ) 2,875,100 14,025
34,002
Russia - 0.1%
Surgutneftegas OJSC
2.455% (Ÿ) 3,910,938 2,064
South Korea - 0.3%
Samsung Electronics Co., Ltd.
4.120% (Ÿ) 68,943 4,491
Total Preferred Stocks
(cost $38,342) 40,557
Long-Term Investments - 0.0%

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 45,115,496 (∞) 45,106
Total Short-Term Investments
(cost $45,106) 45,106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 3,370,345 (∞) 3,370
Total Other Securities
(cost $3,370) 3,370
Total Investments - 97.8%
(identified cost $1,043,342) 1,507,977
Other Assets and Liabilities, Net
- 2.2%
34,117
Net Assets - 100.0%
1,542,094

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 65
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.7%
3SBio, Inc. 06/18/19 HKD 1,537,000 1 .67 2,567
1,434
A-Living Services Co., Ltd. 06/18/19 HKD 754,250 1 .62 1,220
3,279
Allegro.eu SA 10/21/20 PLN 53,889 21 .96 1,183
1,057
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0 .50 495
352
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0 .29 744
553
China Feihe , Ltd. 09/02/20 HKD 230,000 1 .97 452
689
China International Capital Corp., Ltd. 10/28/20 HKD 647,200 2 .37 1,532
1,697
Dino Polska SA 06/18/19 PLN 62,332 34 .77 2,167
4,374
Hapvida Participacoes e Investimentos SA 10/28/20 BRL 125,000 2 .24 281
392
Huatai Securities Co., Ltd. 07/02/19 HKD 1,572,000 1 .77 2,776
2,510
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 193,197 5 .84 1,128
1,274
JW (Cayman) Therapeutics Co., Ltd 11/11/20 HKD 504,000 3 .83 1,931
2,409
Kaspi.KZ JSC 10/21/20 KZT 24,000 42 .29 1,015
1,509
Longfor Group Holdings, Ltd. 11/19/18 HKD 327,500 2 .76 905
1,844
Midea Real Estate Holding, Ltd. 02/19/20 HKD 592,200 2 .87 1,698
1,242
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 201,200 5 .30 1,067
3,855
Postal Savings Bank of China Co., Ltd. 01/13/21 HKD 934,000 0 .61 574
666
Samsung Biologics Co., Ltd. 03/03/20 KRW 893 375 .02 335
631
Shimao Services Holdings, Ltd. 11/04/20 HKD 1,324,000 1 .97 2,608
2,321
WH Group, Ltd. 09/22/15 HKD 3,326,000 0 .72 2,403
2,718
WuXi AppTec Co., Ltd. 02/20/19 HKD 223,236 5 .57 1,243
5,310
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 86,500 9 .64 834
1,210
41,326
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE China A50 Index Futures 497 USD 9,007 02/21
(325)
FTSE Taiwan Index Futures 366 USD 19,365 02/21
(1,046)
KOSPI2 Index Futures 252 KRW 25,480,350 03/21
2,289
MSCI China Free Index Futures 1,506 USD 96,565 03/21
10,275
MSCI Emerging Markets Index Futures 1,176 USD 77,975 03/21
515
Short Positions
MSCI Emerging Markets Index Futures 2,192 USD 145,341 03/21
(8,162)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,546
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America RON 1,276 USD 317 02/01/21 (1)
Brown Brothers Harriman ZAR 18,063 USD 1,184 02/01/21 (10)
Citigroup USD 6,902 CNY 45,380 03/17/21 111
Royal Bank of Canada HKD 6,063 USD 782 02/01/21 —
Royal Bank of Canada HKD 4,917 USD 634 02/02/21 —
State Street USD 1,415 KES 155,149 02/01/21 (6)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street MAD 5,757 USD 641 02/01/21 (2)
State Street PHP 5,973 USD 124 02/01/21 —
State Street PHP 3,394 USD 71 02/02/21 —
State Street THB 9,586 USD 320 02/01/21 (1)
UBS USD 14,428 KRW 15,650,000 03/17/21 (435)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(344)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 4,888 $ — $ —
$ —
$ 4,888
Australia — 3,273 —
—
3,273
Bangladesh — 9,142 —
—
9,142
Bermuda — 811 —
—
811
Brazil 56,056 — —
—
56,056
Cambodia — 1,041 —
—
1,041
Canada 1,401 — —
—
1,401
Cayman Islands 2,665 — —
—
2,665
Chile 1,120 — —
—
1,120
China 70,267 337,202 —
—
407,469
Colombia 2,063 — —
—
2,063
Cyprus 458 — —
—
458
Egypt — 8,328 —
—
8,328
France — 745 —
—
745
Georgia — 3,197 —
—
3,197
Greece — 1,929 —
—
1,929
Guernsey — 4,424 —
—
4,424
Hong Kong 1,678 46,745 69
—
48,492
Hungary — 10,753 —
—
10,753
India 7,160 131,055 —
—
138,215
Indonesia — 25,827 —
—
25,827
Japan — 2,328 —
—
2,328
Kazakhstan — 8,240 —
—
8,240
Kenya — 8,018 —
—
8,018
Luxembourg — 1,057 —
—
1,057
Malaysia — 8,556 —
—
8,556
Mexico 32,273 — —
—
32,273
Morocco — 9,912 —
—
9,912
Netherlands — 781 —
—
781
Nigeria — 4,274 —
—
4,274
Pakistan — 3,017 —
—
3,017
Panama 1,910 — —
—
1,910

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 67
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Peru 5,502 — —
—
5,502
Philippines — 6,745 —
—
6,745
Poland — 9,426 —
—
9,426
Romania — 8,757 —
—
8,757
Russia 4,495 52,837 —
—
57,332
Saudi Arabia — 1,750 —
—
1,750
Slovenia — 2,424 —
—
2,424
South Africa 7,134 34,013 —
—
41,147
South Korea — 219,941 —
—
219,941
Sri Lanka — 1,839 —
—
1,839
Taiwan 812 185,355 —
—
186,167
Thailand — 18,917 —
—
18,917
Togo — 680 —
—
680
Turkey — 5,916 —
—
5,916
United Kingdom — 2,766 —
—
2,766
United States 8,308 — —
—
8,308
Vietnam — 26,101 —
—
26,101
Zambia 2,559 — —
—
2,559
Preferred Stocks 34,002 6,555 — — 40,557
Long-Term Investments — 4 — — 4
Short-Term Investments — — — 45,106 45,106
Other Securities — — — 3,370 3,370
Total Investments 244,751 1,214,681 69 48,476 1,507,977
Other Financial Instruments
Assets
Futures Contracts 13,079 — —
—
13,079
Foreign Currency Exchange Contracts — 111 —
—
111
Liabilities
Futures Contracts (9,533) — —
—
(9,533)
Foreign Currency Exchange Contracts (20) (435) —
—
(455)
Total Other Financial Instruments
*
$ 3,526 $ (324) $ — $ — $ 3,202
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Emerging Markets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
155,908
Consumer Staples ...................................................................
70,190
Energy ....................................................................................
55,168
Financial Services ...................................................................
346,769
Health Care .............................................................................
47,080
Materials and Processing ........................................................
134,299
Producer Durables ..................................................................
68,251
Technology ..............................................................................
481,819
Utilities ...................................................................................
59,456
Preferred Stocks
Energy ....................................................................................
16,089
Financial Services ...................................................................
18,295
Materials and Processing ........................................................
1,089
Technology ..............................................................................
4,491
Utilities ...................................................................................
593
Long-Term Investments .................................................................
4
Short-Term Investments ................................................................
45,106
Other Securities ...........................................................................
3,370
Total Investments .................................................................... 1,507,977

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc. 9,135 1,362
Amazon.com, Inc.(Æ) 53,676 172,096
AutoZone, Inc.(Æ) 9,801 10,961
Best Buy Co., Inc. 44,114 4,800
Capri Holdings, Ltd.(Æ) 339,108 14,127
Carnival Corp. 134,291 2,507
Charter Communications, Inc. Class A(Æ) 26,826 16,298
Comcast Corp. Class A 424,525 21,044
Costco Wholesale Corp. 65,676 23,146
DISH Network Corp. Class A(Æ) 183,200 5,316
Dollar General Corp. 5,400 1,051
Dollar Tree, Inc.(Æ) 53,466 5,435
DR Horton, Inc. 15,748 1,209
eBay, Inc. 26,648 1,506
Expedia Group, Inc. 5,900 732
Ford Motor Credit Co. LLC(Æ) 577,447 6,081
Fox Corp. Class A 190,144 5,929
Garmin, Ltd. 46,864 5,383
General Motors Co. 29,701 1,505
Home Depot, Inc. (The) 75,922 20,561
Lennar Corp. Class A 2,800 233
Lennar Corp. Class B 56 4
LKQ Corp.(Æ) 161,101 5,653
Lowe's Cos., Inc. 185,439 30,940
McDonald's Corp. 5,663 1,177
Mohawk Industries, Inc.(Æ) 63,981 9,188
Netflix, Inc.(Æ) 62,099 33,061
Nike, Inc. Class B 489,751 65,426
nVent Electric PLC 6,066 136
O'Reilly Automotive, Inc.(Æ) 39,735 16,906
PulteGroup, Inc. 44,100 1,918
Ross Stores, Inc. 53,782 5,985
Royal Caribbean Cruises, Ltd. 10,518 684
Starbucks Corp. 215,173 20,831
Target Corp. 141,603 25,654
Tesla, Inc.(Æ) 4,283 3,399
TJX Cos., Inc. (The) 324,871 20,805
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 13,081 3,660
VF Corp. 26,000 1,999
ViacomCBS , Inc. Class B 23,776 1,153
Walmart, Inc. 175,381 24,639
Walt Disney Co. (The)(Æ) 106,122 17,847
Whirlpool Corp. 35,905 6,646
Wyndham Destinations, Inc. 52,623 2,328
Wyndham Hotels & Resorts, Inc. 59,865 3,482
Yum China Holdings, Inc. 29,534 1,675
Yum! Brands, Inc. 369,382 37,489
663,967
Consumer Staples - 3.6%
Archer-Daniels-Midland Co. 26,319 1,316
Clorox Co. (The) 8,673 1,817
Coca-Cola Co. (The) 222,093 10,694
Coca-Cola European Partners PLC 143,977 6,691
Colgate-Palmolive Co. 61,225 4,776
Constellation Brands, Inc. Class A 26,679 5,627
CVS Health Corp. 293,378 21,021
Estee Lauder Cos., Inc. (The) Class A 15,812 3,742
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Mills, Inc. 30,681 1,783
Hershey Co. (The) 4,970 723
Hormel Foods Corp. 6,896 323
Keurig Dr Pepper, Inc. 14,940 475
Kimberly-Clark Corp. 6,887 910
Kroger Co. (The) 28,838 995
Molson Coors Beverage Co. Class B 509,659 25,563
Mondelez International, Inc. Class A 462,547 25,643
Monster Beverage Corp.(Æ) 7,365 640
PepsiCo, Inc. 131,961 18,022
Philip Morris International, Inc. 17,600 1,402
Procter & Gamble Co. (The) 181,341 23,249
Sysco Corp. 51,834 3,707
Unilever PLC - ADR 89,978 5,249
164,368
Energy - 1.2%
Chevron Corp. 77,606 6,612
Diamondback Energy, Inc. 166,970 9,465
Exxon Mobil Corp. 126,962 5,693
Hess Corp. 16,182 874
Marathon Petroleum Corp. 3,280 142
Phillips 66 58,544 3,969
Pioneer Natural Resources Co. 222,279 26,873
Valero Energy Corp. 16,120 910
54,538
Financial Services - 17.7%
Allstate Corp. (The) 90,739 9,725
American Express Co. 279,763 32,525
American Tower Corp.(ö) 89,691 20,392
Ameriprise Financial, Inc. 5,878 1,163
Aon PLC Class A 59,306 12,045
Arthur J Gallagher & Co. 28,088 3,242
Assurant, Inc. 19,089 2,586
AvalonBay Communities, Inc.(ö) 5,000 818
Bank of America Corp. 833,761 24,721
Berkshire Hathaway, Inc. Class B(Æ) 181,030 41,252
Capital One Financial Corp. 147,276 15,355
Cboe Global Markets, Inc. 118,850 10,902
Charles Schwab Corp. (The) 44,438 2,290
Chubb, Ltd. 247,127 35,999
Citigroup, Inc. 120,542 6,990
Citizens Financial Group, Inc. 497,247 18,120
CME Group, Inc. Class A 2,510 456
Equinix , Inc.(Æ)(ö) 45,513 33,678
Equity LifeStyle Properties, Inc. Class A(ö) 18,002 1,095
Everest Re Group, Ltd. 900 190
Fidelity National Information Services, Inc. 35,385 4,369
Fifth Third Bancorp 223,451 6,464
First Republic Bank 2,386 346
FleetCor Technologies, Inc.(Æ) 197,599 47,968
Global Payments, Inc. 47,871 8,450
Goldman Sachs Group, Inc. (The) 12,071 3,273
Hartford Financial Services Group, Inc. 55,496 2,665
HCP, Inc.(ö) 330,214 9,791
Huntington Bancshares, Inc. 831,115 10,991
Intercontinental Exchange, Inc. 163,857 18,082
JPMorgan Chase & Co. 263,838 33,948
KeyCorp 472,418 7,965

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kimco Realty Corp.(ö) 434,379 7,172
Markel Corp.(Æ) 9,476 9,187
MasterCard, Inc. Class A 70,770 22,384
MetLife, Inc. 171,966 8,280
MGM Growth Properties LLC Class A(ö) 13,400 417
Moody's Corp. 58,542 15,587
Morgan Stanley 161,650 10,839
Northern Trust Corp. 104,025 9,278
PayPal Holdings, Inc.(Æ) 459,897 107,759
PNC Financial Services Group, Inc. (The) 22,409 3,216
Progressive Corp. (The) 119,565 10,425
Prologis, Inc.(ö) 57,326 5,916
Prudential Financial, Inc. 67,246 5,264
Public Storage(ö) 26,394 6,008
Raymond James Financial, Inc. 6,917 691
Regions Financial Corp. 661,387 11,250
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,005
SVB Financial Group(Æ) 1,867 817
Synchrony Financial 264,937 8,915
T. Rowe Price Group, Inc. 21,702 3,396
Torchmark Corp.(Æ) 60,409 5,460
Truist Financial Corp. 33,341 1,600
US Bancorp 442,325 18,954
Visa, Inc. Class A 338,806 65,475
Voya Financial, Inc. 21,215 1,177
Wells Fargo & Co. 1,214,371 36,285
Welltower , Inc.(ö) 91,405 5,539
Zions Bancorp NA 239,380 10,566
822,718
Health Care - 14.9%
Abbott Laboratories 451,701 55,826
AbbVie, Inc. 129,190 13,239
Alexion Pharmaceuticals, Inc.(Æ) 34,295 5,258
Amgen, Inc. 53,187 12,841
Anthem, Inc.(Æ) 58,028 17,233
Baxter International, Inc. 15,579 1,197
Becton Dickinson and Co. 96,783 25,337
Biogen, Inc.(Æ) 11,230 3,174
Boston Scientific Corp.(Æ) 161,416 5,721
Bristol Myers Squibb Co. 87,796 5,393
Centene Corp.(Æ) 84,349 5,086
Cerner Corp. 88,688 7,105
Cigna Corp. 233,509 50,683
Eli Lilly & Co. 57,295 11,916
Henry Schein, Inc.(Æ) 149,825 9,866
Humana, Inc. 17,246 6,607
Illumina, Inc.(Æ) 69,090 29,463
Intuitive Surgical, Inc.(Æ) 80,749 60,371
IQVIA Holdings, Inc.(Æ) 36,189 6,434
Johnson & Johnson 255,014 41,600
Laboratory Corp. of America Holdings(Æ) 43,950 10,061
McKesson Corp. 76,085 13,275
Medtronic PLC 147,193 16,387
Merck & Co., Inc. 349,639 26,947
Novo Nordisk A/S - ADR 146,069 10,166
Pfizer, Inc. 204,057 7,326
Regeneron Pharmaceuticals, Inc.(Æ) 69,827 35,182
Sanofi - ADR 5,860 277
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stryker Corp. 13,945 3,082
Teleflex, Inc. 47,928 18,099
Thermo Fisher Scientific, Inc. 114,540 58,381
UnitedHealth Group, Inc. 279,377 93,194
Varian Medical Systems, Inc.(Æ) 56,489 9,918
Vertex Pharmaceuticals, Inc.(Æ) 11,953 2,738
Viatris , Inc.(Æ) 283,290 4,813
Zimmer Biomet Holdings, Inc. 35,057 5,387
Zoetis, Inc. Class A 13,700 2,113
691,696
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 14,726 3,928
Ball Corp. 463,790 40,823
Carrier Global Corp. 231,724 8,921
Celanese Corp. Class A 82,004 10,017
Copart , Inc.(Æ) 19,333 2,122
Crown Holdings, Inc.(Æ) 14,346 1,293
Dow, Inc. 33,546 1,741
DuPont de Nemours, Inc. 357,898 28,435
Ecolab, Inc. 102,635 20,990
Ingevity Corp.(Æ) 4,417 290
Linde PLC(Æ) 172,168 42,249
Martin Marietta Materials, Inc. 2,605 749
Masco Corp. 34,631 1,881
PPG Industries, Inc. 4,260 574
Rio Tinto PLC - ADR 37,916 2,898
Trane Technologies PLC 42,168 6,045
172,956
Producer Durables - 8.8%
3M Co. 1,700 299
Alaska Air Group, Inc. 48,296 2,358
Aptiv PLC 80,951 10,815
Boeing Co. (The) 202 39
CSX Corp. 63,100 5,411
Danaher Corp. 208,019 49,475
Deere & Co. 58,674 16,945
Eaton Corp. PLC 32,770 3,857
Fortive Corp. 2,085 138
General Dynamics Corp. 75,935 11,138
General Electric Co. 310,538 3,317
Honeywell International, Inc. 183,403 35,831
IHS Markit , Ltd.(Æ) 610,409 53,155
Illinois Tool Works, Inc. 1,831 356
Ingersoll Rand, Inc.(Æ) 14,314 599
Johnson Controls International PLC(Æ) 20,895 1,041
Kansas City Southern 57,146 11,582
L3Harris Technologies, Inc. 15,494 2,657
Lockheed Martin Corp. 25,737 8,283
Mettler -Toledo International, Inc.(Æ) 16,183 18,903
Norfolk Southern Corp. 42,340 10,018
Northrop Grumman Corp. 31,488 9,025
Otis Worldwide Corp. 94,005 6,077
PACCAR, Inc. 40,168 3,664
Parker-Hannifin Corp. 9,867 2,611
Pentair PLC 6,066 330
Southwest Airlines Co. 147,980 6,502
Square, Inc. Class A(Æ) 88,190 19,046
Stanley Black & Decker, Inc. 104,535 18,136

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TE Connectivity, Ltd. 27,015 3,253
Textron, Inc. 302,271 13,681
TopBuild Corp.(Æ) 3,805 761
TransDigm Group, Inc.(Æ) 1,634 904
Union Pacific Corp. 195,351 38,576
United Airlines Holdings, Inc.(Æ) 140,535 5,620
Vontier Corp.(Æ) 834 27
Waste Management, Inc. 4,229 471
Waters Corp.(Æ) 24,577 6,505
Westinghouse Air Brake Technologies Corp. 362,626 26,910
408,316
Technology - 29.2%
Accenture PLC Class A 56,902 13,766
Adobe, Inc.(Æ) 63,544 29,152
Advanced Micro Devices, Inc.(Æ) 120,420 10,313
Allegion PLC 17,438 1,866
Alphabet, Inc. Class A(Æ) 15,153 27,690
Alphabet, Inc. Class C(Æ) 63,653 116,850
Amphenol Corp. Class A 8,136 1,016
Analog Devices, Inc. 65,878 9,706
Apple, Inc. 1,507,766 198,964
Applied Materials, Inc. 109,156 10,553
ASML Holding NV 1,221 652
Autodesk, Inc.(Æ) 190,039 52,723
Automatic Data Processing, Inc. 76,295 12,598
Booking Holdings, Inc.(Æ) 5,511 10,715
Broadcom, Inc. 42,023 18,931
CDK Global Inc. 996 50
Cisco Systems, Inc. 275,826 12,296
Citrix Systems, Inc. 25,203 3,360
Cognizant Technology Solutions Corp. Class
A 140,201 10,929
Corteva , Inc. Class W 642,817 25,623
Dell Technologies, Inc. Class C(Æ) 66,958 4,881
Electronic Arts, Inc. 104,582 14,976
F5 Networks, Inc.(Æ) 45,860 8,986
Facebook, Inc. Class A(Æ) 417,846 107,942
Fortinet, Inc.(Æ) 53,797 7,787
Hewlett Packard Enterprise Co. Class H 17,170 212
HP, Inc.(Æ) 96,622 2,352
Intel Corp. 164,222 9,116
International Business Machines Corp. 8,600 1,024
Intuit, Inc. 111,133 40,145
KLA Corp. 5,800 1,624
Lam Research Corp. 32,264 15,614
Match Group, Inc.(Æ) 283,795 39,692
Micron Technology, Inc.(Æ) 130,171 10,188
Microsoft Corp. 967,650 224,455
Motorola Solutions, Inc. 95,500 16,001
MSCI, Inc. Class A 14,015 5,540
NVIDIA Corp. 52,133 27,088
NXP Semiconductors 10,045 1,612
Oracle Corp. 330,838 19,993
Perspecta , Inc. 10,694 310
Qorvo , Inc.(Æ) 74,161 12,673
QUALCOMM, Inc. 54,875 8,576
Raytheon Technologies Corp.(Æ) 229,392 15,307
Salesforce.com, Inc.(Æ) 328,427 74,080
SAP SE - ADR 59,771 7,543
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Seagate Technology PLC 20,124 1,331
Synopsys, Inc.(Æ) 19,663 5,023
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 4,950
Texas Instruments, Inc. 79,192 13,121
VeriSign, Inc.(Æ) 26,379 5,119
Workday, Inc. Class A(Æ) 212,610 48,375
Xilinx, Inc. 226,279 29,545
1,352,934
Utilities - 4.3%
Ameren Corp. 78,490 5,708
American Electric Power Co., Inc. 26,048 2,108
AT&T, Inc. 710,661 20,347
CenterPoint Energy, Inc. 677,380 14,286
Cheniere Energy, Inc.(Æ) 5,800 367
CMS Energy Corp. 92,677 5,271
ConocoPhillips 314,943 12,607
Dominion Energy, Inc. 27,634 2,014
DTE Energy Co. 63,544 7,544
Duke Energy Corp. 91,833 8,632
Entergy Corp. 160,639 15,314
Eversource Energy(Æ) 45,857 4,012
Exelon Corp. 406,980 16,914
FirstEnergy Corp. 283,392 8,717
NextEra Energy, Inc. 226,916 18,351
NiSource, Inc. 38,538 854
Pinnacle West Capital Corp. 51,219 3,854
PPL Corp. 366,160 10,132
Public Service Enterprise Group, Inc. 14,344 809
Sempra Energy 14,900 1,844
Southern Co. (The) 159 9
T-Mobile US, Inc.(Æ) 29,604 3,732
Verizon Communications, Inc. 477,391 26,138
Xcel Energy, Inc. 137,295 8,786
198,350
Total Common Stocks
(cost $2,391,540) 4,529,843
Short-Term Investments - 2.2%
U.S. Cash Management Fund(@) 103,812,645
(∞)
103,792
Total Short-Term Investments
(cost $103,794) 103,792
Total Investments - 99.9%
(identified cost $2,495,334) 4,633,635
Other Assets and Liabilities, Net
- 0.1%
4,658
Net Assets - 100.0%
4,638,293

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Large Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 663,967 $ — $ —
$ —
$ 663,967
Consumer Staples 164,368 — —
—
164,368
Energy 54,538 — —
—
54,538
Financial Services 822,718 — —
—
822,718
Health Care 691,696 — —
—
691,696
Materials and Processing 172,956 — —
—
172,956
Producer Durables 408,316 — —
—
408,316
Technology 1,352,934 — —
—
1,352,934
Utilities 198,350 — —
—
198,350
Short-Term Investments — — —
103,792
103,792
Total Investments $ 4,529,843 $ — $ — $ 103,792 $ 4,633,635
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 16.3%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 14,360 441
Abercrombie & Fitch Co. Class A(Æ) 21,379 493
Advance Auto Parts, Inc.(Æ) 2,069 309
AMC Networks, Inc. Class A(Æ)(Ñ) 18,809 930
American Eagle Outfitters, Inc.(Ñ) 225,762 5,123
American Outdoor Brands, Inc.(Æ) 5,336 101
American Public Education, Inc.(Æ) 6,747 194
Aramark Services, Inc. 14,731 505
Bally's Corp.(Æ) 16,594 871
Bassett Furniture Industries, Inc. 22,455 435
Beazer Homes USA, Inc.(Æ) 39,527 657
Bed Bath & Beyond, Inc.(Æ)(Ñ) 27,391 968
Big Lots, Inc. 6,358 379
BJ's Restaurants, Inc.(Æ) 11,885 555
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 427
Bloomin ' Brands, Inc.(Æ) 149,667 3,153
Bluegreen Vacations Corp.(Æ) 24,253 187
Bluegreen Vacations Holding Corp.(Æ) 5,993 78
Boot Barn Holdings, Inc.(Æ) 44,326 2,537
BorgWarner, Inc. 16,984 713
Boston Omaha Corp. Class A(Æ) 11,383 311
Boyd Gaming Corp.(Æ) 15,720 710
Brinker International, Inc.(Æ) 26,661 1,570
Brunswick Corp. 27,819 2,405
Burlington Stores, Inc.(Æ) 10,156 2,528
Cable One, Inc. 1,352 2,704
Caleres , Inc. 34,500 521
Callaway Golf Co.(Æ) 14,281 398
Capri Holdings, Ltd.(Æ) 22,242 927
Carter's, Inc.(Æ) 8,753 771
Carvana Co.(Æ) 1,087 284
Central Garden & Pet Co. Class A(Æ) 5,797 226
Century Casinos, Inc.(Æ) 39,565 275
Century Communities, Inc.(Æ) 18,164 853
Cheesecake Factory, Inc. (The)(Æ) 50,186 2,257
Chegg , Inc.(Æ) 37,464 3,569
Churchill Downs, Inc. 5,570 1,044
Cinemark Holdings, Inc.(Æ)(Ñ) 150,526 3,047
Citi Trends, Inc.(Æ) 77,262 4,558
Conn's, Inc.(Æ) 29,533 465
Container Store Group, Inc. (The)(Æ) 58,500 797
Cooper Tire & Rubber Co. 16,993 624
Cooper-Standard Holdings, Inc.(Æ) 12,266 374
Cracker Barrel Old Country Store, Inc.(Æ) 700 95
Dana Holding Corp.(Æ) 34,276 664
Darden Restaurants, Inc. 13,243 1,548
Dave & Buster's Entertainment, Inc.(Æ) 52,338 1,781
Deckers Outdoor Corp.(Æ) 9,224 2,693
Del Taco Restaurants, Inc.(Æ) 74,499 717
Delta Apparel, Inc.(Æ) 10,694 214
Dick's Sporting Goods, Inc. 32,474 2,176
Dine Brands Global, Inc.(Æ) 4,644 319
Domino's Pizza, Inc. 7,114 2,638
Dorman Products, Inc.(Æ) 13,648 1,240
Entercom Communications Corp. Class A 125,004 581
Ethan Allen Interiors, Inc. 16,761 396
First Cash Financial Services, Inc. 9,286 547
Five Below, Inc.(Æ) 27,802 4,886
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Floor & Decor Holdings, Inc. Class A(Æ) 16,297 1,500
Fortune Brands Home & Security, Inc. 7,667 661
Fox Factory Holding Corp.(Æ) 21,379 2,558
Genesco, Inc.(Æ) 8,688 337
Gentex Corp. 12,980 429
Gentherm , Inc.(Æ) 38,134 2,336
G-III Apparel Group, Ltd.(Æ) 39,239 1,061
GMS, Inc.(Æ) 8,715 253
Goodyear Tire & Rubber Co. (The)(Æ) 35,099 370
Grand Canyon Education, Inc.(Æ) 15,870 1,348
Gray Television, Inc. 19,718 336
Group 1 Automotive, Inc. 2,622 361
H&R Block, Inc. 5,376 93
Hamilton Beach Brands Holding Co. Class A 22,559 433
Harley-Davidson, Inc. 19,169 768
Hillenbrand, Inc. 10,655 438
Hilton Grand Vacations, Inc.(Æ) 14,163 421
Hooker Furniture Corp. 9,225 278
IAC Interactive Corp.(Æ) 7,177 1,507
iHeartMedia , Inc. Class A(Æ) 19,814 288
IMAX Corp.(Æ) 13,092 247
International Game Technology PLC 47,959 773
Interpublic Group of Cos., Inc. (The) 14,186 341
IntriCon Corp.(Æ)(Ñ) 14,322 262
Jack in the Box, Inc. 6,369 600
KB Home 18,001 750
Kohl's Corp. 26,737 1,178
Kontoor Brands, Inc. 53,770 1,942
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 15,144 343
L Brands, Inc. 27,381 1,116
Lakeland Industries, Inc.(Æ) 10,498 292
Laureate Education, Inc. Class A(Æ) 15,582 203
Lee Enterprises, Inc.(Æ) 161,646 226
Leggett & Platt, Inc. 4,525 185
LGI Homes, Inc.(Æ) 2,560 273
Liberty Braves Group Class C(Æ) 35,107 940
Liberty Broadband Corp. Class C(Æ) 23,012 3,361
Liberty Media Corp.-Liberty Braves Class
A(Æ) 17,145 469
Liberty SiriusXM Group Class C(Æ) 43,937 1,782
Lions Gate Entertainment Corp. Class A(Æ) 241,572 3,380
Lithia Motors, Inc. Class A 19,481 6,208
LKQ Corp.(Æ) 42,380 1,487
M/I Homes, Inc.(Æ) 5,931 293
Madison Square Garden Entertainment Corp.
(Æ) 16,964 1,506
Madison Square Garden Sports Corp. Class
A(Æ) 1,674 271
Malibu Boats, Inc. Class A(Æ) 20,775 1,457
MarineMax , Inc.(Æ) 10,543 441
Marriott Vacations Worldwide Corp. 8,508 1,044
MDC Holdings, Inc. 8,164 425
Meritage Homes Corp.(Æ) 5,627 452
Meritor, Inc.(Æ) 13,699 354
Michaels Cos., Inc. (The)(Æ) 57,169 886
Mohawk Industries, Inc.(Æ) 6,071 872
Monro Muffler Brake, Inc. 16,360 957
Murphy USA, Inc. 1,877 234
Nautilus, Inc.(Æ) 18,668 458
Newell Rubbermaid, Inc. 22,052 530

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
News Corp. Class A 14,211 276
Nexstar Media Group, Inc. Class A 42,296 4,808
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 63,265 1,433
nVent Electric PLC 34,460 771
NVR, Inc.(Æ) 153 680
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 3,681
OneSpaWorld Holdings, Ltd.(Æ) 33,234 315
Overstock.com, Inc.(Æ)(Ñ) 4,200 326
Penn National Gaming, Inc.(Æ) 13,153 1,364
Pico Holdings, Inc.(Æ) 8,590 74
Pool Corp. 12,749 4,515
PulteGroup, Inc. 22,204 966
PVH Corp. 38,098 3,248
QuinStreet , Inc.(Æ) 58,446 1,237
Qurate Retail, Inc. Class A 159,448 2,009
RCI Hospitality Holdings, Inc. 22,182 854
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 876
Revolve Group, Inc.(Æ) 83,040 3,086
Rocky Brands, Inc. 1,919 66
Sensata Technologies Holding PLC(Æ) 7,563 412
Service Corp. International 12,051 608
Shoe Carnival, Inc. 6,564 308
Shutterstock , Inc. 7,175 466
Signet Jewelers, Ltd.(Æ) 22,099 898
Sinclair Broadcast Group, Inc. Class A 25,353 799
Skechers USA, Inc. Class A(Æ) 27,104 935
Stamps.com, Inc.(Æ) 1,989 454
Strategic Eduation , Inc. 8,382 741
Stride, Inc.(Æ) 10,073 259
Taylor Morrison Home Corp. Class A(Æ) 65,107 1,691
TEGNA, Inc. 6,655 107
Tempur Sealy International, Inc. 8,908 235
Texas Roadhouse, Inc. Class A 9,894 754
The Aaron's Co., Inc. 26,968 457
Toll Brothers, Inc. 16,127 824
Tractor Supply Co. 9,321 1,321
Transcat , Inc.(Æ) 5,568 204
Travelzoo , Inc.(Æ) 28,260 311
TRI Pointe Group, Inc.(Æ) 33,493 677
Tupperware Brands Corp.(Æ) 35,839 1,078
Turtle Beach Corp.(Æ) 13,976 418
Urban Outfitters, Inc.(Æ) 65,471 1,796
Vail Resorts, Inc. 544 145
Vera Bradley, Inc.(Æ) 90,947 768
Waitr Holdings, Inc.(Æ) 84,393 299
Wendy's Co. (The) 18,505 377
Whirlpool Corp. 5,231 968
Willis Lease Finance Corp.(Æ) 10,710 297
Wingstop , Inc. 13,338 2,001
Wolverine World Wide, Inc. 65,264 1,869
Wyndham Destinations, Inc. 2,673 118
Wyndham Hotels & Resorts, Inc. 14,798 861
YETI Holdings, Inc.(Æ) 28,747 1,892
ZAGG, Inc.(Æ) 48,332 201
Zillow Group, Inc.(Æ) 6,595 860
180,077
Consumer Staples - 2.7%
B&G Foods, Inc. Class A(Ñ) 17,462 665
Calavo Growers, Inc. 8,755 667
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Casey's General Stores, Inc. 17,162 3,218
Celsius Holdings, Inc.(Æ) 4,410 235
Church & Dwight Co., Inc. 9,774 825
Core-Mark Holding Co., Inc.(Æ) 14,147 434
Energizer Holdings, Inc.(Ñ) 8,100 355
Freshpet , Inc.(Æ) 3,749 522
Grocery Outlet Holding Corp.(Æ) 25,461 1,087
Hain Celestial Group, Inc. (The)(Æ) 8,981 373
Helen of Troy, Ltd.(Æ) 9,663 2,360
Herbalife Nutrition, Ltd.(Æ) 5,926 302
J&J Snack Foods Corp. 1,083 165
Lancaster Colony Corp. 8,002 1,397
Maui Land & Pineapple Co., Inc.(Æ) 2,740 32
Medifast , Inc. 8,067 1,893
MGP Ingredients, Inc.(Ñ) 5,280 306
Natural Grocers by Vitamin Cottage, Inc. 37,215 620
Nomad Foods, Ltd.(Æ) 103,406 2,595
Nu Skin Enterprises, Inc. Class A 20,503 1,186
OptimizeRx Corp.(Æ) 7,996 361
Performance Food Group Co.(Æ) 5,696 267
PetMed Express, Inc.(Ñ) 4,814 184
Pilgrim's Pride Corp.(Æ) 70,401 1,364
Post Holdings, Inc.(Æ) 8,401 797
Rite Aid Corp.(Æ)(Ñ) 9,150 241
Sanderson Farms, Inc. 9,770 1,331
SpartanNash Co. 12,657 234
Spectrum Brands Holdings, Inc. 16,555 1,251
Sprouts Farmers Market, Inc.(Æ) 16,574 375
United Natural Foods, Inc.(Æ) 10,455 283
US Foods Holding Corp.(Æ) 27,704 859
WD-40 Co. 8,324 2,534
Weis Markets, Inc. 6,526 322
29,640
Energy - 2.8%
Algonquin Power & Utilities Corp. 83,868 1,394
Arch Coal, Inc.(Æ) 4,625 222
Berry Petroleum Corp.(Æ) 66,534 256
Cabot Oil & Gas Corp. 55,372 1,015
ChampionX Corp.(Æ) 72,623 1,110
Cimarex Energy Co. 72,942 3,077
CONSOL Energy, Inc.(Æ) 63,902 519
Delek US Holdings, Inc.(Æ) 269,526 5,056
Diamondback Energy, Inc.(Æ) 5,896 334
Energy Fuels, Inc.(Æ) 96,825 368
Enphase Energy, Inc.(Æ) 4,999 912
EQT Corp.(Æ) 17,282 282
First Solar, Inc.(Æ) 8,869 879
FuelCell Energy, Inc.(Æ) 19,950 414
Green Brick Partners, Inc.(Æ) 15,710 313
Helix Energy Solutions Group, Inc.(Æ) 109,796 452
Hostess Brands, Inc. Class A(Æ) 213,588 3,279
Liberty Oilfield Services, Inc. Class A 80,925 973
Marathon Oil Corp. 107,685 780
Matador Resources Co. 38,825 593
Matrix Service Co.(Æ) 33,590 396
Nabors Industries, Inc.(Ñ) 9,816 701
National Energy Services Reunited Corp.(Æ) 23,060 249
Oil States International, Inc.(Æ) 131,628 737
Pioneer Natural Resources Co. 11,921 1,441

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ProPetro Holding Corp.(Æ) 64,137 513
Renewable Energy Group, Inc.(Æ) 9,800 878
REX American Resources Corp.(Æ) 3,251 249
SEACOR Holdings, Inc.(Æ) 8,393 350
Smart Sand, Inc.(Æ)(Ñ) 234,133 426
SolarEdge Technologies, Inc.(Æ) 2,689 775
Solaris Oilfield Infrastructure, Inc. Class A 23,079 210
Southwestern Energy Co.(Æ) 190,263 717
US Silica Holdings, Inc. 104,840 853
30,723
Financial Services - 20.5%
1st Constitution Bancorp 14,287 220
Affiliated Managers Group, Inc. 11,012 1,213
Alexandria Real Estate Equities, Inc.(ö) 3,627 606
Allegiance Bancshares, Inc. 6,840 241
Alliance Data Systems Corp. 19,316 1,307
Ally Financial, Inc. 77,389 2,928
Alpine Income Property Trust, Inc.(ö) 34,583 533
Altabank Corp. 5,621 181
Amalgamated Bank Class A 21,395 314
American Equity Investment Life Holding
Co. 95,695 2,793
American Homes 4 Rent Class A(ö) 9,689 293
American Realty Investors, Inc.(Æ) 3,439 30
Americold Realty Trust(ö) 12,164 425
Ameris Bancorp 8,680 339
Apple Hospitality REIT, Inc.(Æ)(ö) 26,356 329
Argo Group International Holdings, Ltd. 63,745 2,572
Arlington Asset Investment Corp. Class A(Æ)
(ö) 2,259 8
Associated Banc-Corp. 42,723 766
Assurant, Inc. 5,539 750
Assured Guaranty, Ltd. 7,127 255
Atlantic Capital Bancshares, Inc.(Æ) 40,153 718
Atlantic Union Bankshares Corp. 10,369 341
Axis Capital Holdings, Ltd. 5,244 241
Axos Financial, Inc.(Æ) 11,130 434
Banc of California, Inc. 19,127 322
Bancorp, Inc. (The)(Æ) 29,842 500
BancorpSouth Bank 21,353 590
Bank of Commerce Holdings 23,656 240
Bank of NT Butterfield & Son, Ltd. (The) 26,529 807
Bank of Princeton (The) 8,818 206
Bank OZK 39,979 1,486
Bank7 Corp. 9,950 159
BankUnited , Inc. 79,990 2,772
Banner Corp. 10,529 466
Baycom Corp.(Æ) 22,273 327
BBX Capital, Inc.(Æ) 5,993 32
BGC Partners, Inc. Class A 251,833 894
BOK Financial Corp. 4,492 332
Bridgewater Bancshares, Inc.(Æ) 45,425 583
Brighthouse Financial, Inc.(Æ) 17,423 616
Broadridge Financial Solutions, Inc. 6,755 955
Business First Bancshares, Inc. 14,890 302
Byline Bancorp, Inc. 15,021 241
Cadence Bancorp(Æ) 88,593 1,588
Camden Property Trust(ö) 3,242 331
Cannae Holdings, Inc.(Æ) 77,905 2,960
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capstar Financial Holdings, Inc. 24,280 352
Carter Bankshares , Inc.(Æ) 53,078 531
CatchMark Timber Trust, Inc. Class A(ö) 21,728 198
Central Valley Community Bancorp 9,015 138
Century Bancorp, Inc. Class A 2,407 191
Chatham Lodging Trust(Æ)(ö) 35,129 376
Civista Bancshares, Inc. 8,934 152
CNO Financial Group, Inc. 203,741 4,321
Coastal Financial Corp.(Æ) 1,026 20
Cohen & Steers, Inc. 13,642 894
Columbia Banking System, Inc. 82,133 3,164
Columbia Financial, Inc.(Æ) 82,368 1,270
Commerce Union Bancshares, Inc. 11,177 230
Community Bank System, Inc. 28,319 1,837
Community Bankers Trust Corp. 27,603 199
ConnectOne Bancorp, Inc. 15,388 327
CoreSite Realty Corp. Class A(ö) 4,273 574
County Bancorp, Inc.(Ñ) 2,164 47
Cowen Group, Inc. Class A 29,046 731
Curo Group Holdings Corp. 22,952 334
Customers Bancorp, Inc. 76,169 1,693
CVB Financial Corp. 10,947 213
CyrusOne , Inc.(ö) 15,219 1,110
DiamondRock Hospitality Co.(Æ)(ö) 53,464 438
Discover Financial Services 20,475 1,711
Duke Realty Corp.(ö) 52,523 2,078
Dynex Capital, Inc.(ö) 19,881 359
Eagle Bancorp, Inc. 9,283 394
Ellington Financial, Inc.(ö) 6,658 100
Enova International, Inc.(Æ) 30,176 682
Enterprise Bancorp, Inc. 8,001 203
EPR Properties(ö) 9,375 372
Equity Bancshares, Inc. Class A(Æ) 24,876 549
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 178
Erie Indemnity Co. Class A 4,852 1,180
Esquire Financial Holdings, Inc.(Æ) 15,654 346
Essent Group, Ltd. 10,157 425
Euronet Worldwide, Inc.(Æ) 22,332 2,791
Everest Re Group, Ltd. 1,556 328
FactSet Research Systems, Inc. 4,286 1,296
Fair Isaac Corp.(Æ) 9,448 4,253
FB Financial Corp. 10,199 381
Federal Agricultural Mortgage Corp. Class C 4,641 353
Federated Hermes, Inc. Class B 7,801 211
First BanCorp 106,817 972
First Bancshares, Inc. 10,613 318
First Bank 42,747 387
First Citizens BancShares , Inc. Class A 372 222
First Commonwealth Financial Corp. 119,718 1,404
First Foundation, Inc. 11,197 227
First Hawaiian, Inc. 6,723 156
First Horizon National Corp. 358,903 4,985
First Industrial Realty Trust, Inc.(ö) 54,380 2,210
First Internet Bancorp 15,258 467
First Merchants Corp. 9,772 368
First Mid-Illinois Bancshares, Inc. 10,471 355
First Midwest Bancorp, Inc. 23,876 395
First Northwest Bancorp 6,736 92
First Savings Financial Group, Inc. 4,408 266
First United Corp. 15,255 238

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Flagstar Bancorp, Inc. 7,263 311
Flushing Financial Corp. 24,978 457
FNB Corp. 377,030 3,718
Forestar Group, Inc.(Æ) 25,613 550
Four Corners Property Trust, Inc.(ö) 7,233 191
FS Bancorp, Inc. 7,965 427
FVC Bankcorp , Inc.(Æ) 7,494 116
GAMCO Investors, Inc. Class A 20,405 363
Gaming and Leisure Properties, Inc.(ö) 149,322 6,142
Genworth Financial, Inc. Class A(Æ) 108,399 308
Glacier Bancorp, Inc. 37,575 1,753
Globe Life, Inc. 8,772 793
Goosehead Insurance, Inc. Class A 15,765 2,106
Granite Point Mortgage Trust, Inc.(ö) 34,701 323
Great Ajax Corp.(ö) 20,825 205
Green Dot Corp. Class A(Æ) 14,472 727
Greene County Bancorp, Inc. 4,471 106
Hancock Holding Co. 7,862 268
Hanover Insurance Group, Inc. (The) 23,918 2,690
HarborOne Bancorp, Inc. 18,935 206
Hartford Financial Services Group, Inc. 5,663 272
HBT Financial, Inc. 11,802 176
Healthcare Realty Trust, Inc.(ö) 19,335 580
Heartland Financial USA, Inc. 4,204 179
Hersha Hospitality Trust Class A(Æ)(ö) 45,331 346
Hilltop Holdings, Inc. 13,181 396
Home Bancorp, Inc. 10,098 284
Home BancShares , Inc. 40,342 855
HomeStreet , Inc. 12,145 442
Hope Bancorp, Inc. 63,110 706
Houlihan Lokey , Inc. Class A 19,740 1,280
Howard Hughes Corp. (The)(Æ) 40,392 3,481
Independence Realty Trust, Inc.(ö) 61,288 814
Independent Bank Corp. 16,205 298
Independent Bank Group, Inc. 20,643 1,268
Innovative Industrial Properties, Inc.(ö) 1,489 279
International Bancshares Corp. 12,549 475
Invesco, Ltd. 32,753 674
Investar Holding Corp. 12,062 195
Invitation Homes, Inc.(ö) 9,266 273
iStar , Inc.(Ñ)(ö) 15,472 235
Jack Henry & Associates, Inc. 4,909 711
Janus Henderson Group PLC 24,330 748
Jefferies Financial Group, Inc. 4,646 109
Jones Lang LaSalle, Inc.(Æ) 11,794 1,724
Kearny Financial Corp. 110,827 1,147
Kennedy-Wilson Holdings, Inc. 5,795 100
KeyCorp 15,209 256
Kimco Realty Corp.(ö) 4,738 78
Ladder Capital Corp. Class A(ö) 28,300 278
Lamar Advertising Co. Class A(ö) 5,068 409
Lazard, Ltd. Class A 23,853 983
LendingTree , Inc.(Æ) 1,807 588
Life Storage, Inc.(ö) 7,496 612
Lincoln National Corp. 34,473 1,568
Live Oak Bancshares, Inc. 8,927 356
Macerich Co. (The)(Ñ)(ö) 37,432 588
Mackinac Financial Corp. 23,475 294
MainStreet Bancshares, Inc.(Æ) 23,568 403
Marcus & Millichap, Inc.(Æ) 10,165 363
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MarketAxess Holdings, Inc. 4,731 2,558
Marlin Business Services Corp. 19,503 278
Medical Properties Trust, Inc.(ö) 242,131 5,111
Merchants Bancorp 2,470 74
Meridian Bancorp, Inc. 6,455 98
Meridian Corp. 17,341 352
Meta Financial Group, Inc. 18,377 710
Metropolitan Bank Holding Corp.(Æ) 1,728 69
MFA Financial, Inc.(ö) 136,621 497
MGIC Investment Corp. 87,321 1,023
Mid-America Apartment Communities, Inc.
(ö) 16,377 2,174
MMA Capital Holdings, Inc.(Æ) 4,445 105
Morningstar, Inc. 2,779 639
Mr. Cooper Group, Inc.(Æ) 20,365 555
MVB Financial Corp. 8,622 193
National Bank Holdings Corp. Class A 5,418 180
National Health Investors, Inc.(ö) 6,615 429
New York Mortgage Trust, Inc.(ö) 129,643 484
Newmark Group, Inc. Class A 205,044 1,386
NexPoint Residential Trust, Inc.(ö) 10,167 401
NMI Holdings, Inc. Class A(Æ) 57,349 1,216
Northeast Bank 9,317 243
Oak Valley Bancorp 18,129 282
ODP Corp. (The)(Æ) 8,873 379
OFG Bancorp 134,940 2,318
Old National Bancorp 27,918 469
Old Second Bancorp, Inc. 88,864 873
Oportun Financial Corp.(Æ) 6,563 105
Oppenheimer Holdings, Inc. Class A 8,162 283
Origin Bancorp, Inc. 14,077 445
Pacific Premier Bancorp, Inc. 29,264 973
PacWest Bancorp 209,851 6,335
Palomar Holdings, Inc.(Æ) 5,926 590
Parke Bancorp, Inc. 14,136 245
PCSB Financial Corp. 35,217 519
Peapack Gladstone Financial Corp. 18,179 428
Pebblebrook Hotel Trust(ö) 21,804 401
PennyMac Financial Services, Inc. 4,710 273
PennyMac Mortgage Investment Trust(ö) 27,955 482
Pioneer Bancorp, Inc.(Æ) 25,388 265
Popular, Inc. 31,311 1,777
Postal Realty Trust, Inc. Class A(ö) 23,566 372
Potlatch Corp.(ö) 44,199 2,111
Preferred Bank 5,110 247
Primerica, Inc. 2,921 407
PROG Holdings, Inc. 26,376 1,244
ProSight Global, Inc.(Æ) 26,359 328
Prosperity Bancshares, Inc. 14,469 976
Provident Financial Services, Inc. 16,449 305
PS Business Parks, Inc.(ö) 3,323 452
QTS Realty Trust, Inc. Class A(ö) 4,918 320
Radian Group, Inc. 51,019 980
Raymond James Financial, Inc. 16,724 1,671
Rayonier, Inc.(ö) 14,986 461
Realogy Holdings Corp.(Æ) 23,624 335
Reinsurance Group of America, Inc. Class A 1,837 193
Renasant Corp. 12,549 444
Repay Holdings Corp.(Æ) 62,302 1,380
RLJ Lodging Trust(ö) 30,482 394

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RMR Group, Inc. (The) Class A 2,668 98
Ryman Hospitality Properties, Inc.(ö) 4,049 263
Sabra Health Care REIT, Inc.(ö) 41,389 695
Sandy Spring Bancorp, Inc. 5,719 190
Santander Consumer USA Holdings, Inc. 12,870 284
Security National Financial Corp. Class A(Æ) 58,630 504
Selective Insurance Group, Inc. 41,173 2,675
Signature Bank 8,348 1,379
SL Green Realty Corp.(ö) 200 14
SLM Corp. 75,562 1,049
SmartFinancial , Inc. 15,375 304
South Plains Financial, Inc. 7,492 141
Southern First Bancshares, Inc.(Æ) 13,265 532
Southern Missouri Bancorp, Inc. 17,233 528
Spirit of Texas Bancshares, Inc. 39,297 705
St. Joe Co. (The) 28,774 1,280
Starwood Property Trust, Inc.(ö) 131,411 2,465
Sterling Bancorp 62,445 1,153
Stifel Financial Corp. 6,723 348
Stratus Properties, Inc.(Æ) 7,091 185
Summit Financial Group, Inc. 24,300 503
Sun Communities, Inc.(ö) 13,480 1,929
SVB Financial Group(Æ) 14,734 6,450
Synovus Financial Corp. 33,737 1,255
TCF Financial Corp. 41,455 1,611
Texas Capital Bancshares, Inc.(Æ) 28,980 1,745
Third Point Reinsurance, Ltd.(Æ) 32,283 298
Timberland Bancorp, Inc. 9,941 251
Tradeweb Markets Inc. Class A 18,095 1,100
Transcontinental Realty Investors, Inc.(Æ) 1,391 30
TriState Capital Holdings, Inc.(Æ) 19,096 350
Triumph Bancorp, Inc.(Æ) 6,648 381
TrustCo Bank Corp. 12,366 77
Two Harbors Investment Corp.(ö) 110,592 671
UMB Financial Corp. 6,975 495
Umpqua Holdings Corp. 159,700 2,317
United Community Banks, Inc. 9,570 285
Unity Bancorp, Inc. 13,427 252
Universal Insurance Holdings, Inc. 8,695 116
Unum Group 41,015 953
Veritex Holdings, Inc. 21,695 555
Virtus Investment Partners, Inc. 1,898 399
Voya Financial, Inc. 75,748 4,201
Waddell & Reed Financial, Inc. Class A 20,299 513
Walker & Dunlop, Inc. 6,326 521
Webster Financial Corp. 21,173 990
Western Alliance Bancorp 14,653 999
Western New England Bancorp, Inc. 5,936 38
Wintrust Financial Corp. 3,628 218
World Acceptance Corp.(Æ)(Ñ) 5,306 761
WR Berkley Corp. 5,746 357
WSFS Financial Corp. 8,031 345
Zions Bancorp NA 8,633 381
226,697
Health Care - 14.0%
Abeona Therapeutics, Inc.(Æ) 216,444 413
Acadia Healthcare Co., Inc.(Æ) 5,395 273
Acadia Pharmaceuticals, Inc.(Æ) 7,532 362
ADMA Biologics, Inc.(Æ)(Ñ) 6,582 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Affimed NV(Æ) 81,560 467
Agenus, Inc.(Æ) 118,068 434
Align Technology, Inc.(Æ) 9,207 4,837
Alkermes PLC(Æ) 7,503 157
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 441
Alpha Pro Tech, Ltd.(Æ) 33,741 482
AMN Healthcare Services, Inc.(Æ) 68,905 4,969
AnaptysBio , Inc.(Æ) 15,870 411
Anavex Life Sciences Corp.(Æ) 41,007 258
ANI Pharmaceuticals, Inc.(Æ) 9,834 281
Anika Therapeutics, Inc.(Æ) 7,991 296
Aptinyx , Inc.(Æ) 68,818 239
Apyx Medical Corp.(Æ) 37,880 352
Arcturus Therapeutics, Inc.(Æ) 5,396 391
Ardelyx , Inc.(Æ) 47,057 320
Arena Pharmaceuticals, Inc.(Æ) 2,330 173
Arrowhead Pharmaceuticals, Inc.(Æ) 7,640 590
Arvinas , Inc.(Æ) 3,433 259
Aspira Women's Health, Inc.(Æ)(Ñ) 49,960 446
Athersys , Inc.(Æ)(Ñ) 147,035 285
Avid Bioservices , Inc.(Æ) 21,940 320
Beyondspring , Inc.(Æ)(Ñ) 13,988 170
BioDelivery Sciences International, Inc.(Æ) 82,076 316
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,296
Bio- Techne Corp. 18,458 5,997
BioTelemetry , Inc.(Æ) 56,462 4,035
Bluebird Bio, Inc.(Æ) 4,778 213
Blueprint Medicines Corp.(Æ) 3,245 314
Brookdale Senior Living, Inc. Class A(Æ) 63,226 312
CASI Pharmaceuticals, Inc.(Æ) 91,094 306
Cassava Sciences, Inc.(Æ)(Ñ) 32,967 653
Catalyst Biosciences, Inc.(Æ) 53,464 302
Catalyst Pharmaceuticals, Inc.(Æ) 169,263 616
CEL-SCI Corp.(Æ)(Ñ) 33,274 830
Centene Corp.(Æ) 33,693 2,032
Change Healthcare, Inc.(Æ) 211,413 5,044
Charles River Laboratories International,
Inc.(Æ) 9,822 2,544
Chemed Corp. 4,665 2,416
Chinook Therapeutics, Inc.(Æ) 15,391 218
Clovis Oncology, Inc.(Æ) 55,581 439
Co-Diagnostics, Inc.(Æ)(Ñ) 43,405 557
Concert Pharmaceuticals, Inc.(Æ) 18,074 189
Cooper Cos., Inc. (The) 2,058 749
CorVel Corp.(Æ) 11,987 1,185
Cue Biopharma, Inc.(Æ) 20,273 275
DermTech , Inc.(Æ) 12,113 496
DexCom , Inc.(Æ) 2,330 873
Dynavax Technologies Corp.(Æ) 62,772 396
Editas Medicine, Inc.(Æ) 5,699 350
Eloxx Pharmaceuticals, Inc.(Æ) 7,534 26
Emergent BioSolutions , Inc.(Æ) 10,817 1,156
Encompass Health Corp. 8,083 650
Ensign Group, Inc. (The) 29,828 2,335
Envista Holdings Corp.(Æ) 34,354 1,221
ETON Pharmaceuticals, Inc.(Æ)(Ñ) 36,079 322
Evolus , Inc.(Æ)(Ñ) 60,884 412
Exact Sciences Corp.(Æ) 8,202 1,125
Fate Therapeutics, Inc.(Æ) 2,990 271

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fennec Pharmaceuticals, Inc.(Æ)(Ñ) 31,728 228
FibroGen , Inc.(Æ) 6,862 331
Five Star Senior Living, Inc.(Æ) 50,091 362
G1 Therapeutics, Inc.(Æ) 15,612 377
Galera Therapeutics, Inc.(Æ) 22,262 250
Genprex , Inc.(Æ) 72,767 325
Globus Medical, Inc. Class A(Æ) 6,567 405
GlycoMimetics , Inc.(Æ) 84,135 305
Gritstone Oncology, Inc.(Æ) 83,651 1,514
Guardant Health, Inc.(Æ) 1,820 283
Haemonetics Corp.(Æ) 20,950 2,394
Halozyme Therapeutics, Inc.(Æ) 7,240 345
Harpoon Therapeutics, Inc.(Æ) 12,636 244
HealthEquity , Inc.(Æ) 29,067 2,429
Henry Schein, Inc.(Æ) 9,893 651
Heron Therapeutics, Inc.(Æ) 1,220 21
Hookipa Pharma, Inc.(Æ) 10,216 109
Horizon Therapeutics PLC(Æ) 24,512 1,777
iBio , Inc.(Æ) 254,749 408
Icon PLC(Æ) 18,708 3,813
Innoviva , Inc.(Æ) 27,555 331
Integra LifeSciences Holdings Corp.(Æ) 36,168 2,389
Intellia Therapeutics, Inc.(Æ) 3,836 240
Intersect ENT, Inc.(Æ) 20,433 459
Invitae Corp.(Æ)(Ñ) 8,098 401
Ionis Pharmaceuticals, Inc.(Æ) 7,245 435
Iovance Biotherapeutics , Inc.(Æ) 10,944 480
Jazz Pharmaceuticals PLC(Æ) 3,941 613
Kadmon Holdings, Inc.(Æ) 59,180 284
Kala Pharmaceuticals, Inc.(Æ) 38,391 285
KalVista Pharmaceuticals, Inc.(Æ) 18,705 284
Laboratory Corp. of America Holdings(Æ) 7,934 1,816
Larimar Therapeutics, Inc.(Æ)(Ñ) 13,163 207
LeMaitre Vascular, Inc. 29,363 1,411
Lexicon Pharmaceuticals, Inc.(Æ)(Ñ) 193,087 1,527
LHC Group, Inc.(Æ) 22,028 4,388
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 19,323 3,582
Luminex Corp. 10,694 300
MacroGenics , Inc.(Æ) 12,649 259
Magellan Health, Inc.(Æ) 10,957 1,030
MediciNova , Inc.(Æ)(Ñ) 33,181 191
Medpace Holdings, Inc.(Æ) 7,207 957
MeiraGTx Holdings PLC(Æ) 12,371 177
Mirati Therapeutics, Inc.(Æ) 2,158 443
Moderna , Inc.(Æ) 1,559 270
ModivCare , Inc.(Æ) 3,951 627
Molina Healthcare, Inc.(Æ) 4,848 1,036
Myriad Genetics, Inc.(Æ) 41,162 1,134
NantKwest , Inc.(Æ)(Ñ) 18,402 347
Natera , Inc.(Æ) 3,441 367
NeoGenomics , Inc.(Æ) 56,216 2,981
Neubase Therapeutics, Inc.(Æ) 21,652 198
Nevro Corp.(Æ) 2,871 465
Novavax , Inc.(Æ) 5,851 1,293
Novocure , Ltd.(Æ) 2,037 328
Ocular Therapeutix , Inc.(Æ) 14,241 258
Omnicell , Inc.(Æ) 19,108 2,251
Oranogenesis Holdings, Inc.(Æ) 10,901 114
Owens & Minor, Inc. 11,924 347
Pacific Biosciences of California, Inc.(Æ) 9,946 322
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pennant Group, Inc. (The)(Æ) 33,661 1,810
Pfenex , Inc.(Æ)(Š) 16,762 13
PRA Health Sciences, Inc.(Æ) 16,172 1,993
Prestige Brands Holdings, Inc.(Æ) 7,856 314
PTC Therapeutics, Inc.(Æ) 11,847 685
Puma Biotechnology, Inc.(Æ) 28,674 337
Quest Diagnostics, Inc. 7,338 948
Quidel Corp.(Æ) 2,921 733
Radius Health, Inc.(Æ) 20,225 378
RAPT Therapeutics, Inc.(Æ) 13,628 271
Recro Pharma, Inc.(Æ) 134,195 420
REGENXBIO, Inc.(Æ) 1,544 64
Repligen Corp.(Æ) 12,331 2,466
ResMed , Inc. 5,478 1,104
Revolution Medicines, Inc.(Æ) 8,462 357
Rigel Pharmaceuticals, Inc.(Æ) 77,409 282
Rubius Therapeutics, Inc.(Æ)(Ñ) 11,770 141
Sage Therapeutics, Inc.(Æ) 5,384 434
Sarepta Therapeutics, Inc.(Æ) 13,002 1,162
Satsuma Pharmaceuticals, Inc.(Æ)(Ñ) 69,351 404
Schrodinger, Inc.(Æ) 2,980 269
Seagen Inc.(Æ) 4,553 748
Solid Biosciences, Inc.(Æ)(Ñ) 76,247 497
STERIS PLC 18,770 3,512
Supernus Pharmaceuticals, Inc.(Æ) 14,740 433
Sutro Biopharma, Inc.(Æ) 17,369 385
Syneos Health, Inc. Class A(Æ) 41,632 3,095
Syros Pharmaceuticals, Inc.(Æ) 23,400 256
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 8,067 458
TCR2 Therapeutics, Inc.(Æ) 9,448 243
Teladoc Health, Inc.(Æ) 2,365 624
TG Therapeutics, Inc.(Æ) 5,771 279
Triple-S Management Corp. Class B(Æ) 14,307 335
Tyme Technologies, Inc.(Æ)(Ñ) 80,862 139
Ultragenyx Pharmaceutical, Inc.(Æ) 5,040 699
United Therapeutics Corp.(Æ) 7,848 1,286
UNITY Biotechnology, Inc.(Æ)(Ñ) 69,172 413
US Physical Therapy, Inc. 19,081 2,296
Utah Medical Products, Inc. 6,564 569
Vanda Pharmaceuticals, Inc.(Æ) 59,417 852
Varian Medical Systems, Inc.(Æ) 3,939 692
Vaxart , Inc.(Æ)(Ñ) 73,798 884
Veeva Systems, Inc. Class A(Æ) 6,119 1,692
Veracyte , Inc.(Æ) 26,144 1,482
Vericel Corp.(Æ) 53,967 2,227
WaVe Life Sciences, Ltd.(Æ) 28,610 291
West Pharmaceutical Services, Inc. 14,698 4,402
X4 Pharmaceuticals, Inc.(Æ) 6,786 53
Xeris Pharmaceuticals, Inc.(Æ)(Ñ) 77,815 395
XOMA Corp.(Æ) 9,141 331
Zimmer Biomet Holdings, Inc. 7,499 1,152
ZIOPHARM Oncology, Inc.(Æ) 78,581 292
155,107
Materials and Processing - 7.9%
AAON, Inc. 11,226 831
Acuity Brands, Inc. 2,856 343
AdvanSix , Inc.(Æ) 27,650 590
Albemarle Corp. 5,736 933
Alcoa Corp.(Æ) 35,025 631

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Vanguard Corp. 2,665 44
American Woodmark Corp.(Æ) 6,655 576
Arconic Corp.(Æ) 67,194 1,693
Ashland Global Holdings, Inc. 29,554 2,364
Atkore International Group, Inc.(Æ) 11,750 521
Avient Corp. 7,371 283
Axalta Coating Systems, Ltd.(Æ) 110,035 2,970
B2Gold Corp. 299,418 1,482
Balchem Corp. 20,807 2,227
Beacon Roofing Supply, Inc.(Æ) 9,638 383
Belden, Inc. 5,651 267
Berry Plastics Group, Inc.(Æ) 11,570 571
Builders FirstSource , Inc.(Æ) 11,757 450
Caesarstone , Ltd. 27,815 350
Century Aluminum Co.(Æ) 96,517 941
CF Industries Holdings, Inc. 5,180 214
Clearwater Paper Corp.(Æ) 10,071 384
Cleveland-Cliffs, Inc.(Æ) 46,372 711
Comfort Systems USA, Inc. 8,542 474
Commercial Metals Co. 176,625 3,478
Compass Minerals International, Inc. 5,721 333
Crown Holdings, Inc.(Æ) 12,014 1,083
Domtar Corp. 39,358 1,180
Eagle Materials, Inc. 17,343 1,908
Element Solutions, Inc.(Æ) 182,667 3,111
FMC Corp. 45,810 4,961
Fortitude Gold Corp.(Æ)(Š) 63,468 67
GCP Applied Technologies, Inc.(Æ) 2,986 74
HB Fuller Co. 3,985 203
Hexcel Corp. 8,499 371
Huntsman Corp. 21,662 572
IAA, Inc.(Æ) 57,590 3,291
Ingevity Corp.(Æ) 3,255 214
Innospec , Inc. 4,161 365
International Paper Co. 20,478 1,030
Intrepid Potash, Inc.(Æ) 20,193 459
ITT, Inc. 39,309 2,937
JELD-WEN Holding, Inc.(Æ) 19,655 511
KAR Auction Services, Inc. 137,349 2,536
Koppers Holdings, Inc.(Æ) 14,523 483
Lennox International, Inc. 3,222 888
Marrone Bio Innovations, Inc.(Æ) 5,077 8
Masco Corp. 35,007 1,901
Minerals Technologies, Inc. 16,922 1,043
Mosaic Co. (The) 29,413 764
MRC Global, Inc.(Æ) 31,956 221
NL Industries, Inc. 39,297 177
NN, Inc.(Æ) 51,713 312
O-I Glass, Inc. 16,362 207
Olin Corp. 23,277 557
Olympic Steel, Inc. 22,978 314
Orion Engineered Carbons SA 36,892 562
Owens Corning 10,132 786
Packaging Corp. of America 4,726 636
Patrick Industries, Inc. 7,858 543
PGT Innovations, Inc.(Æ) 14,527 301
PQ Group Holdings, Inc. 22,221 306
Quaker Chemical Corp. 3,484 913
RBC Bearings, Inc.(Æ) 1,937 324
Reliance Steel & Aluminum Co. 4,945 574
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Resideo Technologies, Inc.(Æ) 50,050 1,156
Royal Gold, Inc. 3,241 346
RPM International, Inc. 6,601 544
Ryerson Holding Corp.(Æ) 31,214 385
Schweitzer-Mauduit International, Inc. 4,419 164
Sealed Air Corp. 19,870 840
Sensient Technologies Corp. 12,567 886
Silgan Holdings, Inc. 130,449 4,752
Sonoco Products Co. 3,919 227
Steel Dynamics, Inc. 20,453 701
Stepan Co. 1,580 178
Summit Materials, Inc. Class A(Æ) 37,306 766
Terminix Global Holdings, Inc.(Æ) 39,775 1,897
Timken Co. (The) 7,696 582
TimkenSteel Corp.(Æ) 22,790 115
Trex Co., Inc.(Æ) 26,505 2,432
Trinseo SA 18,283 929
UFP Industries, Inc. 7,875 425
United States Steel Corp. 44,494 790
US Concrete, Inc.(Æ) 17,571 778
Valhi, Inc. 11,513 185
Valmont Industries, Inc. 2,427 468
Valvoline, Inc. 80,346 1,907
Verso Corp. Class A 74,349 855
Vulcan Materials Co. 12,507 1,865
Watsco , Inc. 4,901 1,169
Westlake Chemical Corp. 6,173 472
Worthington Industries, Inc. 9,630 504
WR Grace & Co. 2,986 173
87,228
Producer Durables - 14.0%
AAR Corp.(Æ) 11,205 376
ABM Industries, Inc. 4,060 149
ACCO Brands Corp. 291,801 2,361
AECOM(Æ) 40,397 2,024
Air Lease Corp. Class A 18,180 720
Alamo Group, Inc. 5,697 795
Allison Transmission Holdings, Inc. Class A 22,796 928
Alta Equipment Group, Inc.(Æ) 66,347 630
Altra Industrial Motion Corp. 10,334 531
AO Smith Corp. 22,536 1,224
Applied Industrial Technologies, Inc. 4,001 282
ArcBest Corp. 26,835 1,244
Arcosa , Inc. 62,132 3,466
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,151
Atlas Technical Consultants LLC(Æ) 10,774 104
Avalara, Inc.(Æ) 13,851 2,078
Avery Dennison Corp. 4,784 722
AZZ, Inc. 4,573 218
Badger Meter, Inc. 12,047 1,105
Barnes Group, Inc. 26,877 1,292
Beyond Meat, Inc.(Æ)(Ñ) 2,953 526
Booz Allen Hamilton Holding Corp. Class A 9,028 769
Brady Corp. Class A 44,653 2,050
Brink's Co. (The) 1,570 107
Bristow Group, Inc.(Æ) 18,999 460
BWX Technologies, Inc.(Æ) 87,606 4,724
Carlisle Cos., Inc. 3,258 472
CECO Environmental Corp.(Æ) 17,398 121

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chart Industries, Inc.(Æ) 6,668 801
CIRCOR International, Inc.(Æ) 14,686 469
Colfax Corp.(Æ) 77,038 2,860
Construction Partners, Inc. Class A(Æ) 68,412 1,944
Costamare , Inc. 25,127 201
CoStar Group, Inc.(Æ) 4,439 3,994
Cryoport , Inc.(Æ) 3,473 237
Curtiss-Wright Corp. 1,812 188
Darling Ingredients, Inc.(Æ) 12,608 782
Dorian LPG, Ltd.(Æ) 46,650 541
Ducommun, Inc.(Æ) 5,070 250
DXP Enterprises, Inc.(Æ) 10,162 236
Dycom Industries, Inc.(Æ) 11,879 964
Eagle Bulk Shipping, Inc.(Æ) 714 14
Echo Global Logistics, Inc.(Æ) 26,334 693
EMCOR Group, Inc. 2,714 240
Encore Wire Corp. 5,691 329
EnPro Industries, Inc. 10,599 765
ESCO Technologies, Inc. 24,586 2,338
ExlService Holdings, Inc.(Æ) 4,894 375
Exponent, Inc. 16,281 1,344
Flir Systems, Inc. 16,230 845
Flowserve Corp. 907 32
Fluor Corp. 37,800 654
Forward Air Corp. 3,832 275
Franklin Electric Co., Inc. 24,410 1,694
frontdoor , Inc.(Æ) 12,984 715
FTI Consulting, Inc.(Æ) 2,997 330
Gates Industrial Corp. PLC(Æ) 17,821 252
Generac Holdings, Inc.(Æ) 3,752 925
GP Strategies Corp.(Æ) 18,893 228
Graco , Inc. 4,371 301
Granite Construction, Inc. 19,483 577
Greenbrier Cos., Inc. 6,067 219
H&E Equipment Services, Inc. 20,683 568
Harsco Corp.(Æ) 30,996 515
Hawaiian Holdings, Inc. 36,899 722
HEICO Corp. 18,810 2,215
Herc Holdings, Inc.(Æ) 7,337 469
Herman Miller, Inc. 4,643 159
HNI Corp. 4,654 150
Howmet Aerospace, Inc. 66,445 1,633
Huntington Ingalls Industries, Inc. 3,147 495
IDEX Corp. 2,046 381
Information Services Group, Inc.(Æ) 39,464 139
Insperity , Inc. 1,176 92
Itron , Inc.(Æ) 9,967 857
Jacobs Engineering Group, Inc. 8,389 847
JetBlue Airways Corp.(Æ) 205,696 2,950
Kaman Corp. Class A 28,801 1,450
Kennametal, Inc. 11,295 428
Keysight Technologies, Inc.(Æ) 22,599 3,200
Knight-Swift Transportation Holdings, Inc. 9,433 377
Knoll, Inc. 30,430 455
Kornit Digital, Ltd.(Æ) 13,697 1,241
Lamb Weston Holdings, Inc. 7,508 561
Landstar System, Inc. 6,155 858
Liquidity Services, Inc.(Æ) 17,007 332
Littelfuse , Inc. 7,051 1,716
Lydall , Inc.(Æ) 15,539 468
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasTec , Inc.(Æ) 21,130 1,630
MAXIMUS, Inc. 23,374 1,754
Mayville Engineering Co., Inc.(Æ) 14,247 199
Mesa Air Group, Inc.(Æ) 81,408 532
Middleby Corp.(Æ) 8,536 1,158
Mistras Group, Inc.(Æ) 40,931 283
Modine Manufacturing Co.(Æ) 374,339 4,698
Moog, Inc. Class A 2,336 173
MSC Industrial Direct Co., Inc. Class A 4,816 374
MTS Systems Corp. 8,790 515
MYR Group, Inc.(Æ) 11,935 664
Navistar International Corp.(Æ) 8,560 377
Nordson Corp. 6,859 1,228
NV5 Global, Inc.(Æ) 30,811 2,691
Oshkosh Corp. 3,167 290
Park-Ohio Holdings Corp. 8,275 233
Paylocity Holding Corp.(Æ) 19,836 3,718
Pentair PLC 13,065 711
Plug Power, Inc.(Æ) 22,475 1,420
Proto Labs, Inc.(Æ) 8,133 1,723
Quanta Services, Inc. 41,291 2,910
Regal Beloit Corp. 9,258 1,162
Research Frontiers, Inc.(Æ) 68,078 276
Robert Half International, Inc. 4,436 299
Rush Enterprises, Inc. Class A 47,322 1,987
Ryder System, Inc. 13,972 874
Saia, Inc.(Æ) 16,739 2,959
Schneider National, Inc. Class B 9,335 196
SHYFT Group, Inc. (The) 18,176 549
SkyWest, Inc. 16,791 655
Smith & Wesson Brands, Inc. 21,346 353
Snap-on, Inc. 3,029 545
Spirit Airlines, Inc.(Æ)(Ñ) 48,491 1,258
SPX Corp.(Æ) 51,202 2,648
Steelcase, Inc. Class A 14,798 191
Stericycle, Inc.(Æ) 12,268 803
Sterling Construction Co., Inc.(Æ) 21,014 430
StoneCo , Ltd. Class A(Æ) 7,856 565
Teledyne Technologies, Inc.(Æ) 2,716 970
Terex Corp. 16,159 578
Tetra Tech, Inc. 14,434 1,755
Textainer Group Holdings, Ltd.(Æ) 16,226 294
Textron, Inc. 11,075 501
Thermon Group Holdings, Inc.(Æ) 36,441 532
Tidewater, Inc.(Æ) 10,522 100
TopBuild Corp.(Æ) 4,653 930
Toro Co. (The) 9,799 924
TreeHouse Foods, Inc.(Æ) 11,231 474
Trimble Navigation, Ltd.(Æ) 49,203 3,243
Trinity Industries, Inc. 45,291 1,259
UniFirst Corp. 4,504 958
United Rentals, Inc.(Æ) 7,327 1,780
Vectrus , Inc.(Æ) 8,359 430
Vishay Precision Group, Inc.(Æ) 13,468 431
Vontier Corp.(Æ) 37,497 1,216
VSE Corp. 5,554 192
Wabash National Corp. 27,234 434
Watts Water Technologies, Inc. Class A 4,528 544
WESCO International, Inc.(Æ) 62,810 4,780
Westinghouse Air Brake Technologies Corp. 15,241 1,131

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whole Earth Brands, Inc.(Æ) 100,916 1,143
WNS Holdings, Ltd. - ADR(Æ) 17,727 1,191
Woodward, Inc. 3,460 387
Xerox Holdings Corp. 19,010 400
XPO Logistics, Inc.(Æ) 15,676 1,731
Zebra Technologies Corp. Class A(Æ) 7,248 2,811
154,669
Technology - 15.1%
8x8, Inc.(Æ) 7,793 275
ACI Worldwide, Inc.(Æ) 109,393 4,200
ADTRAN, Inc. 37,739 649
Advanced Micro Devices, Inc.(Æ) 10,126 867
Alarm.com Holdings, Inc.(Æ) 37,309 3,467
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 369
Altair Engineering, Inc. Class A(Æ) 4,774 267
Anaplan, Inc.(Æ) 1,814 121
APi Group Corp.(Æ)(Þ) 140,822 2,522
Appfolio , Inc. Class A(Æ) 12,494 1,909
Appian Corp.(Æ)(Ñ) 1,613 352
Arista Networks, Inc.(Æ) 2,393 736
Arrow Electronics, Inc.(Æ) 3,680 359
Asure Software, Inc.(Æ) 85,215 697
Atomera , Inc.(Æ) 12,401 356
AudioCodes , Ltd.(Æ) 18,579 557
Avnet, Inc. 13,838 489
AXT, Inc.(Æ) 23,890 247
Bill.com Holdings, Inc.(Æ) 2,280 278
Black Knight, Inc.(Æ) 41,160 3,362
Blackline, Inc.(Æ) 23,680 3,069
BM Technologies, Inc.(Æ) 11,721 170
Bottomline Technologies, Inc.(Æ) 18,772 897
Box, Inc. Class A(Æ) 16,682 289
CACI International, Inc. Class A(Æ) 11,126 2,684
Calix, Inc.(Æ) 8,224 248
Cars.com, Inc.(Æ) 31,837 370
Cerence , Inc.(Æ) 2,330 261
Cirrus Logic, Inc.(Æ) 3,910 366
Cloudflare , Inc. Class A(Æ) 8,298 636
CMC Materials, Inc.(Æ) 6,539 963
Cognex Corp. 21,135 1,736
Cohu , Inc.(Æ) 5,969 243
CommScope Holding Co., Inc.(Æ) 19,365 284
Comtech Telecommunications Corp. 11,060 236
Concentrix Corp.(Æ) 10,820 1,157
Cree, Inc.(Æ) 3,750 379
Daily Journal Corp.(Æ) 957 320
Descartes Systems Group, Inc. (The)(Æ) 41,978 2,563
Digi International, Inc.(Æ) 18,477 341
Digital Turbine, Inc.(Æ) 7,293 417
Diodes, Inc.(Æ) 27,037 1,914
Dolby Laboratories, Inc. Class A 32,282 2,842
Donnelley Financial Solutions, Inc.(Æ) 22,618 405
DSP Group, Inc.(Æ) 18,729 302
DXC Technology Co. 32,151 907
Dynatrace , Inc.(Æ) 31,296 1,299
Endava PLC - ADR(Æ) 8,831 698
Entegris , Inc. 37,609 3,700
Envestnet , Inc.(Æ) 42,297 3,245
EPAM Systems, Inc.(Æ) 9,673 3,332
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Etsy, Inc.(Æ) 21,894 4,359
Everbridge , Inc.(Æ) 7,075 941
Fabrinet (Æ) 5,341 422
Fastly , Inc. Class A(Æ) 5,273 577
Five9, Inc.(Æ) 26,188 4,354
Fortinet, Inc.(Æ) 12,737 1,844
Gartner, Inc.(Æ) 3,010 457
Genpact , Ltd. 57,462 2,200
Globant SA(Æ) 12,303 2,362
GoDaddy , Inc. Class A(Æ) 24,884 1,955
Grubhub , Inc.(Æ) 8,109 610
GSI Technology, Inc.(Æ) 27,338 196
Guidewire Software, Inc.(Æ) 16,464 1,889
Ichor Holdings, Ltd.(Æ) 11,054 399
II-VI, Inc.(Æ) 8,023 675
InterDigital , Inc. 5,524 355
Intevac, Inc.(Æ) 18,058 121
IPG Photonics Corp.(Æ) 1,991 445
iRobot Corp.(Æ)(Ñ) 5,884 707
Jabil Circuit, Inc. 6,244 258
Kimball Electronics, Inc.(Æ) 20,531 394
KVH Industries, Inc.(Æ) 19,340 242
Leidos Holdings, Inc. 16,546 1,755
LENSAR, Inc.(Æ) 13,457 94
Liberty Latin America, Ltd. Class C(Æ) 23,011 228
LiveRamp Holdings, Inc.(Æ) 17,295 1,309
Lumentum Holdings, Inc. Class E(Æ) 4,472 419
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 322
ManTech International Corp. Class A 27,700 2,484
Match Group, Inc.(Æ) 4,657 651
Medallia , Inc.(Æ) 23,613 980
MongoDB, Inc.(Æ) 742 274
Monolithic Power Systems, Inc. 12,574 4,467
NAPCO Security Technologies, Inc.(Æ) 642 17
NCR Corp.(Æ) 127,695 4,260
NeoPhotonics Corp.(Æ) 39,939 445
NetApp, Inc. 19,161 1,273
NETGEAR, Inc.(Æ) 12,951 536
Nice, Ltd. - ADR(Æ)(Ñ) 13,795 3,604
Nuance Communications, Inc.(Æ) 43,046 1,960
Okta , Inc.(Æ) 1,985 514
ON Semiconductor Corp.(Æ) 22,979 793
Open Text Corp. 22,238 996
PagerDuty , Inc.(Æ) 5,836 284
Park City Group, Inc.(Æ) 32,089 194
Paycom Software, Inc.(Æ) 560 213
Perspecta , Inc. 24,624 713
Photronics , Inc.(Æ) 43,605 484
Plexus Corp.(Æ) 29,571 2,275
Power Integrations, Inc. 15,546 1,252
Progress Software Corp. 36,263 1,457
Proofpoint , Inc.(Æ) 8,244 1,064
PTC, Inc.(Æ) 24,073 3,200
Qualys , Inc.(Æ) 27,848 3,856
Quantum Corp.(Æ)(Ñ) 76,558 546
Rambus, Inc.(Æ) 18,176 345
RealPage , Inc.(Æ) 33,326 2,885
Rogers Corp.(Æ) 5,869 916
Roku, Inc.(Æ) 2,979 1,159

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sabre Corp.(Æ) 44,006 474
Sanmina Corp.(Æ) 5,603 174
ScanSource , Inc.(Æ) 13,149 318
Semtech Corp.(Æ) 13,212 937
Silicon Motion Technology Corp. - ADR 111,951 5,532
Simulations Plus, Inc. 32,851 2,600
SiTime Corp.(Æ) 2,132 260
Skyworks Solutions, Inc. 7,829 1,325
Smartsheet , Inc. Class A(Æ) 3,564 249
SPS Commerce, Inc.(Æ) 30,718 3,038
Super Micro Computer, Inc.(Æ) 128,297 3,977
SYNNEX Corp. 7,146 583
Take-Two Interactive Software, Inc.(Æ) 5,769 1,156
TechTarget , Inc.(Æ) 5,098 381
Teradyne, Inc. 2,915 331
Tower Semiconductor, Ltd.(Æ) 21,940 614
Trade Desk, Inc. (The) Class A(Æ) 534 409
TTM Technologies, Inc.(Æ) 22,640 304
Tyler Technologies, Inc.(Æ) 7,132 3,015
Unisys Corp.(Æ) 36,208 865
Universal Display Corp. 5,179 1,195
Upland Software, Inc.(Æ) 5,721 273
Verint Systems, Inc.(Æ) 49,513 3,656
Veritone , Inc.(Æ) 8,516 334
Viavi Solutions, Inc. Class W(Æ) 20,813 322
Virtusa Corp.(Æ) 12,865 657
Wix.com, Ltd.(Æ) 4,482 1,107
Zscaler , Inc.(Æ) 4,418 882
167,306
Utilities - 3.3%
Alaska Communications Systems Group, Inc.
(Æ) 135,551 445
Alliant Energy Corp. 6,259 304
American States Water Co. 15,862 1,225
American Water Works Co., Inc. 9,200 1,463
Bonanza Creek Energy, Inc.(Æ) 16,465 340
CMS Energy Corp.(Æ) 31,381 1,785
Cogent Communications Holdings, Inc. 20,249 1,153
Consolidated Communications Holdings, Inc.
(Æ) 25,716 157
Consolidated Water Co., Ltd. 32,246 408
DTE Energy Co. 13,459 1,598
Earthstone Energy, Inc. Class A(Æ) 52,676 271
Essential Utilities, Inc. 21,707 1,005
Falcon Minerals Corp. 12,284 38
Goodrich Petroleum Corp.(Æ) 23,765 230
Iridium Communications, Inc.(Æ) 47,158 2,323
J2 Global, Inc.(Æ) 94,699 9,720
MDU Resources Group, Inc. 155,224 4,081
National Fuel Gas Co. 2,628 106
New Jersey Resources Corp. 8,051 282
NextDecade Corp.(Æ)(Ñ) 57,568 134
NorthWestern Corp. 20,776 1,132
NRG Energy, Inc. 22,075 914
ONE Gas, Inc. 2,924 214
Ovintiv , Inc. 7,842 124
PG&E Corp.(Æ) 40,563 464
Rattler Midstream, LP 99,813 954
Southwest Gas Holdings, Inc. 1,313 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Talos Energy, Inc.(Æ) 40,238 340
Tellurian, Inc.(Æ)(Ñ) 86,439 262
UGI Corp. 60,894 2,191
Viper Energy Partners, LP 30,859 424
Vistra Corp. 101,955 2,036
36,202
Total Common Stocks
(cost $590,572) 1,067,649
Preferred Stocks - 0.1%
Consumer Staples - 0.1%
Qurate Retail, Inc.
8.000% due 3/15/31 4,783
479
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 6/22/25 3,454
107
Total Preferred Stocks
(cost $459) 586
Warrants and Rights - 0.0%
Whiting Petroleum Corp. Class A.(Æ)
2024 Warrants 12,581 18
Total Warrants and Rights
(cost $58) 18
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 36,581,701
(∞)
36,574
Total Short-Term Investments
(cost $36,575) 36,574
Other Securities - 2.8%
U.S. Cash Collateral Fund(@)(×) 31,024,207
(∞)
31,024
Total Other Securities
(cost $31,024) 31,024
Total Investments - 102.8%
(identified cost $658,688) 1,135,851
Other Assets and Liabilities, Net
- (2.8)%
(30,922)
Net Assets - 100.0%
1,104,929

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 83
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.2%
APi Group Corp. 05/29/20 140,822 11 .17 1,573
2,522
2,522
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P MidCap 400 E-Mini Index Futures 23 USD 5,372 03/21
84
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
84
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 180,077 $ — $ —
$ —
$ 180,077
Consumer Staples 29,640 — —
—
29,640
Energy 30,723 — —
—
30,723
Financial Services 226,697 — —
—
226,697
Health Care 155,094 — 13
—
155,107
Materials and Processing 87,161 — 67
—
87,228
Producer Durables 154,669 — —
—
154,669
Technology 167,306 — —
—
167,306
Utilities 36,202 — —
—
36,202
Preferred Stocks 586 — —
—
586
Warrants and Rights 18 — —
—
18
Short-Term Investments — — —
36,574
36,574
Other Securities — — —
31,024
31,024
Total Investments 1,068,173 — 80 67,598 1,135,851
Other Financial Instruments
Assets
Futures Contracts 84 — — — 84
Total Other Financial Instruments
*
$ 84 $ — $ — $ — $ 84
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed U.S. Mid & Small Cap Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.0%
Argentina - 0.3%
Grupo Financiero Galicia SA - ADR 67,565 504
MercadoLibre , Inc.(Æ) 2,891 5,145
5,649
Australia - 1.8%
Ampol , Ltd. 52,608 1,048
ASX, Ltd. - ADR 4,813 263
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,582
BHP Group PLC 37,476 1,030
BHP Group, Ltd. - ADR 36,651 1,218
BlueScope Steel, Ltd. 97,862 1,241
Cochlear, Ltd. 10,201 1,534
Commonwealth Bank of Australia - ADR 109,839 6,970
CSL, Ltd. 5,919 1,225
Insurance Australia Group, Ltd.(Æ) 310,590 1,144
Macquarie Group, Ltd. 8,546 854
Magellan Financial Group, Ltd. - ADR 55,346 2,035
Medibank Pvt , Ltd. 239,267 533
Orica, Ltd. 140,961 1,632
Origin Energy, Ltd. 102,122 372
Ramsay Health Care, Ltd. 33,431 1,602
Rio Tinto PLC 66,640 5,093
Rio Tinto, Ltd. - ADR 17,946 1,504
Santos, Ltd. 213,053 1,069
South32, Ltd. Class B 533,311 1,028
Tabcorp Holdings, Ltd. 246,339 748
Telstra Corp., Ltd. 69,457 165
TPG Telecom, Ltd.(Æ) 387,606 2,186
Transurban Group - ADR(Æ) 34,107 344
Wesfarmers, Ltd.(Æ) 26,345 1,096
Westpac Banking Corp. 82,874 1,336
Woolworths Group, Ltd. 28,891 899
39,751
Austria - 0.2%
Erste Group Bank AG 78,693 2,400
OMV AB 28,498 1,194
Raiffeisen Bank International AG 39,823 777
Voestalpine AG 14,152 516
4,887
Belgium - 0.3%
Ageas SA 65,975 3,381
Anheuser-Busch InBev SA 14,189 891
Colruyt SA 511 32
KBC Group NV 28,619 2,001
Solvay SA 1,603 183
UCB SA 6,021 624
7,112
Bermuda - 0.2%
Credicorp , Ltd. 14,427 2,169
Kunlun Energy Co., Ltd. 2,446,000 2,095
Luye Pharma Group, Ltd.(Þ) 1,637,501 820
5,084
Brazil - 1.3%
Ambev SA 1,583,376 4,373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
B2W Companhia Digital(Æ) 54,311 817
B3 SA - Brasil Bolsa Balcao 76,484 836
Banco do Brasil SA(Æ) 72,901 451
Centrais Eletricas Brasileiras SA 390,441 2,047
Centrais Eletricas Brasileiras SA - ADR 79,459 411
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 79,783 594
Cia de Saneamento de Minas
Gerais -COPASA 58,392 165
Cosan SA 43,279 594
Hapvida Participacoes e Investimentos
SA(Þ) 105,525 331
Hypera SA(Æ) 31,472 186
Minerva SA 1,348,389 2,287
Pagseguro Digital, Ltd. Class A(Æ) 68,928 3,374
Petroleo Brasileiro SA - ADR 127,248 1,263
Rumo SA(Æ) 1,205,452 4,472
TIM SA(Æ) 305,921 744
Vale SA 390,869 6,283
YDUQS Participacoes SA 165,867 1,017
30,245
Canada - 4.3%
Air Canada Class B(Æ) 49,364 773
Algonquin Power & Utilities Corp. 2,714 45
ARC Resources, Ltd. 85,406 395
Atco, Ltd. Class I 30,015 859
Bank of Montreal 7,324 545
Bank of Nova Scotia (The) 21,386 1,141
Barrick Gold Corp. 48,850 1,091
BCE, Inc. 60,359 2,560
Brookfield Asset Management, Inc.
Class A 17,037 660
CAE, Inc. 204,755 4,626
Cameco Corp. Class A 74,549 926
Canadian Apartment Properties(ö) 10,910 437
Canadian Imperial Bank of Commerce 7,628 650
Canadian National Railway Co. 100,141 10,143
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 4,126 1,386
Canadian Tire Corp., Ltd. Class A 6,651 862
CCL Industries, Inc. Class B 1,170 54
Celestica, Inc.(Æ) 132,800 1,072
Cenovus Energy, Inc. 311,248 1,838
CGI Group, Inc.(Æ) 11,541 925
Constellation Software, Inc. 615 749
Dollarama , Inc. 48,820 1,909
Emera , Inc. 27,441 1,147
Fairfax Financial Holdings, Ltd. 2,865 1,039
First Quantum Minerals, Ltd. 1,175,818 19,584
Fortis, Inc. 23,359 945
George Weston, Ltd. 6,616 479
Great-West Lifeco , Inc. 50,649 1,157
Hydro One, Ltd.(Þ) 32,728 758
iA Financial Corp., Inc. 14,976 667
Imperial Oil, Ltd. 32,973 627
Intact Financial Corp. 4,868 537
Loblaw Cos., Ltd. 32,182 1,554
Magna International, Inc. Class A 22,491 1,584
Manulife Financial Corp. 207,565 3,751

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Metro, Inc. Class A 24,071 1,041
National Bank of Canada 10,700 601
Onex Corp. 11,349 601
Open Text Corp. 21,132 947
Pembina Pipeline Corp. 10,204 269
Restaurant Brands International, Inc. 10,135 585
Rogers Communications, Inc. Class B 16,168 730
Royal Bank of Canada - GDR 63,114 5,108
Saputo, Inc. - ADR 34,927 916
Shaw Communications, Inc. Class B 110,305 1,893
Sun Life Financial, Inc. 122,661 5,669
TC Energy Corp.(Æ) 11,820 507
Teck Resources, Ltd. Class B 117,899 2,154
Topicus.com, Inc.(Æ)(Š) 1,143 4
Toronto-Dominion Bank (The) 130,558 7,398
Tourmaline Oil Corp. 29,769 424
Trisura Group, Ltd.(Æ) 109 7
96,329
Cayman Islands - 1.1%
China Resources Cement Holdings, Ltd. 1,238,001 1,369
COFCO Joycome Foods, Ltd. 66,827 24
Country Garden Holdings Co., Ltd. 11,115 13
Country Garden Services Holdings Co.,
Ltd. 697,000 5,678
Greentown China Holdings, Ltd. 445,630 587
Melco Crown Entertainment, Ltd.
- ADR(Æ) 176,113 2,816
Midea Real Estate Holding, Ltd.(Þ) 511,802 1,073
New Oriental Education & Technology
Group, Inc.(Æ) 12,920 2,156
Pinduoduo , Inc. - ADR(Æ) 42,119 6,981
Sunac Services Holdings, Ltd.(Æ)(Þ) 3,953 11
Sunny Optical Technology Group Co.,
Ltd. 81,300 2,125
TAL Education Group - ADR 12,433 956
Times Neighborhood Holdings, Ltd. 527,642 481
Times Property Holdings, Ltd. 1,057,226 1,346
25,616
Chile - 0.1%
Banco de Chile - ADR 3 —
Latam Airlines Group SA(Æ) 742,354 1,261
Liberty Latin America, Ltd. Class C(Æ) 11,972 118
Sociedad Quimica y Minera de Chile
SA - ADR 7,333 374
1,753
China - 11.2%
Agricultural Bank of China, Ltd. Class H 10,518,001 3,816
Alibaba Group Holding, Ltd. - ADR(Æ) 127,232 32,295
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 725
Anhui Conch Cement Co., Ltd. Class H 604,500 3,585
AVIC Capital Co., Ltd. Class A 753,998 478
AVIC Jonhon Optronic Technology Co.,
Ltd. Class A 67,960 730
Baidu, Inc. - ADR(Æ) 6,705 1,576
Bank of China, Ltd. Class H 8,326,000 2,828
Bank of Communications Co., Ltd. Class
H 721,000 390
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 568,116 535
Bilibili , Inc. - ADR(Æ) 14,600 1,663
CGN Power Co., Ltd. Class H(Þ) 7,064,000 1,518
China Avionics Systems Co., Ltd.(Æ) 86,319 244
China CITIC Bank Corp., Ltd. Class H 2,577,200 1,148
China Communications Services Corp.,
Ltd. Class H 784,000 351
China Construction Bank Corp. Class H 12,169,259 9,245
China Galaxy Securities Co., Ltd. Class
H 168,969 101
China Life Insurance Co., Ltd. Class A 371,718 2,077
China Longyuan Power Group Corp.,
Ltd. Class H 601,000 888
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,480
China Merchants Bank Co., Ltd. Class A 41,016 325
China Merchants Bank Co., Ltd. Class H 262,598 2,028
China Minsheng Banking Corp., Ltd.
Class H 2,438,000 1,393
China National Building Material Co.,
Ltd. Class H 635,572 758
China Oilfield Services, Ltd. Class H 500,000 562
China Petroleum & Chemical Corp.
Class H 3,902,000 1,858
China Resources Gas Group, Ltd. 338,045 1,694
China Resources Land, Ltd. 293,112 1,163
China Southern Airlines Co., Ltd. Class
H(Æ) 1,757,581 978
China Vanke Co., Ltd. Class A 12,290 53
China Vanke Co., Ltd. Class H 115,400 415
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 2,328,000 1,000
CIFI Holdings Group Co., Ltd. 2,912,000 2,392
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 287,132 283
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 2,310,922 2,356
Dongfeng Motor Group Co., Ltd. Class H 1,230,000 1,228
ENN Energy Holdings, Ltd. 139,100 2,154
Focus Media Information Technology
Co., Ltd. Class A 5,956,401 9,978
Founder Securities Co., Ltd. Class A(Æ) 377,613 566
Geely Automobile Holdings, Ltd. 2,465,050 8,949
Gree Electric Appliances, Inc. of Zhuhai
Class A 318,252 2,762
Guangdong Haid Group Co., Ltd. Class
A 23,741 242
Guangzhou Automobile Group Co., Ltd.
Class H 1,817,751 1,662
Guosen Securities Co., Ltd. Class A 204,041 402
Haier Smart Home Co., Ltd. Class H(Æ) 366,716 1,518
Hangzhou Robam Appliances Co., Ltd.
Class A 348,529 2,074
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 501
Huaxin Cement Co., Ltd. Class A 801,183 2,427
Huazhu Group, Ltd. - ADR(Æ) 106,919 5,186
Industrial & Commercial Bank of China,
Ltd. Class H 3,354,000 2,148
Industrial Bank Co., Ltd. Class A 1,068,769 3,824

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial Securities Co., Ltd. Class A 318,873 405
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A(Æ) 4,312,381 767
JD.com, Inc. - ADR(Æ) 88,809 7,876
Jiangsu Expressway Co., Ltd. Class H 3,634,000 4,209
Jiangsu Hengrui Medicine Co., Ltd.
Class A 27,240 436
Jiangxi Copper Co., Ltd. Class H 386,000 639
Kweichow Moutai Co., Ltd. Class A 1,400 459
Lenovo Group, Ltd. 5,857,876 6,884
Li Ning Co., Ltd. 317,292 1,998
Longfor Group Holdings, Ltd.(Þ) 146,500 825
Meituan-Dianping Class B(Æ) 230,342 10,506
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 16,448 2,755
NIO, Inc. - ADR(Æ) 53,245 3,035
Pacific Securities Co., Ltd of China (The)
(Æ) 648,439 327
Ping An Bank Co., Ltd. Class A 167,200 598
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 903
Ping An Insurance Group Co. of China,
Ltd. Class H 1,067,580 12,592
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 385
SAIC Motor Corp., Ltd. Class A 808,946 2,746
Sangfor Technologies, Inc. Class A 116,320 5,353
Sany Heavy Industry Co., Ltd. Class A 189,007 1,187
Shanghai Electric Group Co., Ltd. Class
H(Æ) 174,000 64
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,252,147 2,169
Shenwan Hongyuan Group Co., Ltd.
Class A 504,408 365
Shenzhen Kangtai Biological Products
Co., Ltd. Class A 106,700 2,445
Shenzhou International Group Holdings,
Ltd. 52,990 1,048
Sinopharm Group Co., Ltd. Class H 339,200 829
Southwest Securities Co., Ltd. Class A 303,053 231
Sunac China Holdings, Ltd. 122,866 460
Tencent Holdings, Ltd. 345,198 30,220
Tingyi Cayman Islands Holding Corp. 238,000 473
Weibo Corp. - ADR(Æ) 15,049 686
Weichai Power Co., Ltd. Class H 1,859,409 5,526
Zhejiang Huayou Cobalt Co., Ltd. Class
A(Æ) 633,624 9,714
Zhejiang NHU Co., Ltd. Class A 369,279 2,117
Zhenro Properties Group, Ltd. 145,000 85
Zhongsheng Group Holdings, Ltd. 51,000 298
Zoomlion Heavy Industry Science and
Technology Co., Ltd. 2,041,200 2,800
252,967
Colombia - 0.0%
Grupo de Inversiones Suramericana SA 83,907 534
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Czech Republic - 0.1%
Komercni Banka AS(Æ) 44,467 1,354
Moneta Money Bank AS(Æ)(Þ) 570,052 1,936
3,290
Denmark - 1.3%
AP Moller - Maersk A/S Class B 6,270 12,972
Carlsberg A/S Class B 4,284 628
Chr Hansen Holding A/S(Æ) 9,350 845
Coloplast A/S Class B 2,388 357
Danske Bank A/S 178,754 3,062
Demant A/S(Æ) 6,818 245
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,092
DSV Panalpina A/S 9,733 1,518
GN Store Nord AS 6,464 495
H Lundbeck A/S 11,257 402
ISS A/S(Æ) 25,710 443
Novo Nordisk AS Class B 105,560 7,342
Tryg A/S 10,952 342
29,743
Finland - 0.9%
Elisa OYJ 10,297 613
Fortum OYJ 9,309 226
Kone OYJ Class B 29,382 2,310
Neste OYJ 84,552 5,973
Nokia OYJ(Æ) 365,520 1,752
Nokian Renkaat OYJ 24,387 895
Nordea Bank AB 194,836 1,581
Sampo OYJ Class A 57,416 2,408
Stora Enso OYJ Class R 23,321 424
Tikkurila OYJ 5,687 226
UPM- Kymmene OYJ 80,077 2,855
Wartsila OYJ Class B 805 8
19,271
France - 6.0%
Accor SA(Æ) 29,973 1,004
Aeroports de Paris(Æ) 3,376 388
Air Liquide SA Class A 7,807 1,276
Airbus Group SE(Æ) 12,476 1,257
Amundi SA(Æ)(Þ) 71,702 5,338
Atos SE 36,336 2,780
AXA SA 238,062 5,264
BioMerieux 6,339 981
BNP Paribas SA 110,894 5,341
Bollore SA 209,658 850
Bouygues SA - ADR 56,802 2,232
Bureau Veritas SA 26,830 706
Capgemini SE 8,478 1,228
Cie de Saint-Gobain SA 158,488 7,889
Cie Generale des Etablissements
Michelin SCA Class B 60,881 8,404
CNP Assurances 27,463 417
Credit Agricole SA 89,929 1,021
Danone SA 32,016 2,133
Dassault Aviation SA 971 1,015
Dassault Systemes SA 4,542 908
Eiffage SA 3,684 334
Electricite de France SA 34,997 436
Engie SA 336,729 5,231

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EssilorLuxottica SA 5,134 728
Eurazeo SE(Æ) 6,613 463
Hermes International 1,416 1,446
Legrand SA - ADR 4,175 384
L'Oreal SA 11,980 4,199
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,313 8,038
Natixis SA 239,423 906
Orange SA - ADR 46,736 550
Pernod Ricard SA 3,723 703
Publicis Groupe SA - ADR 99,080 5,135
Renault SA(Æ) 73,912 3,154
Rexel SA Class H 713,896 10,869
Safran SA 11,503 1,451
Sanofi - ADR 36,278 3,408
Sartorius Stedim Biotech 15,230 6,377
Schneider Electric SE 83,138 12,189
SCOR SE - ADR 118,768 3,612
Societe Generale SA(Æ) 181,456 3,391
Sodexo SA(Æ) 1,779 158
Suez SA 30,982 637
Teleperformance - GDR 2,067 678
Thales SA 4,450 400
Total SA 160,978 6,796
Ubisoft Entertainment SA(Æ) 13,654 1,365
Vinci SA 7,511 697
Vivendi SA - ADR 30,345 931
135,098
Germany - 3.4%
1&1 Drillisch AG 45,216 1,100
adidas AG 22,447 7,135
Allianz SE 7,474 1,694
BASF SE 102,146 7,924
Bayerische Motoren Werke
Aktiengesellschaft 9,587 815
Beiersdorf AG 5,046 554
Ceconomy AG(Æ) 138,204 891
Continental AG 4,945 695
Covestro AG(Þ) 166,351 11,335
Daimler AG 96,771 6,825
Delivery Hero SE(Æ)(Þ) 46,612 7,094
Deutsche Boerse AG 8,161 1,315
Deutsche Lufthansa AG(Æ) 35,690 461
Deutsche Telekom AG 50,036 892
Deutsche Wohnen SE 10,684 530
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 516
Fresenius Medical Care AG & Co. 8,451 686
Fresenius SE & Co. KGaA 14,412 643
GEA Group AG 38,618 1,340
Hannover Rueck SE 9,910 1,539
HeidelbergCement AG 7,071 524
Infineon Technologies AG - ADR 29,692 1,194
Knorr- Bremse AG 3,269 434
Merck & Co., Inc. 6,103 1,020
Muenchener Rueckversicherungs-
Gesellschaft AG 18,148 4,825
Salzgitter AG(Æ) 32,924 855
SAP SE - ADR 26,175 3,330
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens AG 28,881 4,473
Siemens Energy AG(Æ) 14,440 534
Siemens Healthineers AG(Þ) 17,361 974
Symrise AG 7,412 924
United Internet AG 11,283 490
Vonovia SE 12,999 871
Zalando SE(Æ)(Þ) 13,848 1,590
76,022
Greece - 0.3%
Eurobank Ergasias SA(Æ) 7,312,428 4,808
National Bank of Greece(Æ) 534,854 1,250
6,058
Hong Kong - 2.4%
AIA Group, Ltd. 1,003,230 12,293
Bank of East Asia, Ltd. (The) 272,283 591
BOC Hong Kong Holdings, Ltd. 50,551 152
China Jinmao Holdings Group, Ltd. 1,304,545 514
China Resources Beer Holdings Co., Ltd. 70,000 623
China Taiping Insurance Holdings Co.,
Ltd. 298,800 527
China Traditional Chinese Medicine Co.,
Ltd.(Æ)(Š) 1,360,000 754
CK Asset Holdings, Ltd. 380,047 1,927
CLP Holdings, Ltd. 349,949 3,278
CSPC Pharmaceutical Group, Ltd. 826,707 843
Galaxy Entertainment Group, Ltd. 917,000 7,124
Hang Lung Properties, Ltd. - ADR 161,028 428
Hang Seng Bank, Ltd. 159,320 2,912
HK Electric Investments & HK Electric
Investments, Ltd. 998,399 986
HKT Trust & HKT, Ltd. 865,000 1,141
Hong Kong & China Gas Co., Ltd. 283,703 407
Jardine Matheson Holdings, Ltd. 9,100 527
Jardine Strategic Holdings, Ltd. 22,800 591
MTR Corp., Ltd. 62,025 360
Nine Dragons Paper Holdings, Ltd. 325,000 501
PCCW, Ltd. 3,269,000 1,819
Power Assets Holdings, Ltd. 486,000 2,585
Sun Hung Kai Properties, Ltd. 107,500 1,480
Swire Pacific, Ltd. Class A 231,946 1,472
Swire Properties, Ltd. 161,592 472
Techtronic Industries Co., Ltd. 443,000 6,642
WH Group, Ltd.(Þ) 2,724,614 2,227
53,176
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC(Æ) 279,062 2,097
OTP Bank PLC(Æ) 78,700 3,596
5,693
India - 3.3%
Bharti Airtel, Ltd. 166,639 1,265
Britannia Industries, Ltd. 23,516 1,127
Canara Bank(Æ) 706,199 1,273
Cipla , Ltd. 7,137 81
Dabur India, Ltd. Class A 41,708 294
Dr Reddy's Laboratories, Ltd. 2,598 164
GAIL India, Ltd. 1,341,147 2,291
HCL Technologies, Ltd. 40,745 509

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Bank, Ltd. - ADR(Æ) 18,420 1,328
Hindustan Unilever, Ltd. 17,126 531
Housing Development Finance Corp.,
Ltd. 524,054 17,287
ICICI Bank, Ltd.(Æ) 535,534 3,961
ICICI Bank, Ltd. - ADR(Æ) 106,819 1,613
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 164,714 2,969
Indian Oil Corp., Ltd. 840,073 1,073
Infosys, Ltd. 72,492 1,226
Infosys, Ltd. - ADR 127,629 2,154
Maruti Suzuki India, Ltd. 10,450 1,032
Petronet LNG, Ltd. 283,068 917
Pidilite Industries, Ltd. 65,346 1,496
Power Grid Corp. of India, Ltd. 924,951 2,327
Reliance Industries, Ltd. 309,506 7,815
Reliance Industries, Ltd. - GDR(Þ) 78,033 3,976
SBI Cards & Payment Services, Ltd. 267,071 3,610
Shriram Transport Finance Co., Ltd. 41,069 723
State Bank of India(Æ) 837,980 3,238
Tata Consultancy Services, Ltd. 117,531 5,014
Tata Motors, Ltd.(Æ) 519,472 1,867
United Spirits, Ltd.(Æ) 119,820 950
Wipro, Ltd. 130,668 745
Zee Entertainment Enterprises, Ltd. 299,437 899
73,755
Indonesia - 0.5%
Bank Central Asia Tbk PT 665,178 1,604
Bank Mandiri Persero Tbk PT 921,400 433
Bank Negara Indonesia Persero Tbk PT 7,171,900 2,842
Bank Tabungan Negara Persero Tbk PT 10,458,905 1,164
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 1,099
Indofood CBP Sukses Makmur Tbk PT 568,346 368
Jasa Marga Persero Tbk PT 3,561,000 1,093
Telkom Indonesia Persero Tbk PT 7,758,800 1,713
United Tractors Tbk PT 140,969 229
10,545
Ireland - 1.7%
Accenture PLC Class A 35,551 8,601
AerCap Holdings NV(Æ) 23,581 902
AIB Group PLC 799,670 1,423
Allegion PLC 65,288 6,986
Aon PLC Class A 24,515 4,979
Bank of Ireland Group PLC(Æ) 803,220 2,997
CRH PLC 18,909 779
DCC PLC 9,242 698
Flutter Entertainment PLC(Æ) 9,507 1,765
James Hardie Industries PLC(Æ) 24,660 689
Kerry Group PLC Class A 53,940 7,317
Medtronic PLC 585 65
Ryanair Holdings PLC - ADR(Æ) 5,228 497
Willis Towers Watson PLC(Æ) 5,777 1,172
38,870
Isle of Man - 0.1%
NEPI Rockcastle PLC 347,128 2,111
Israel - 0.2%
Bank Hapoalim BM(Æ) 195,439 1,383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Leumi Le-Israel BM 66,942 414
Check Point Software Technologies, Ltd.
(Æ) 12,504 1,597
Mizrahi Tefahot Bank, Ltd. 27,841 650
NICE, Ltd.(Æ) 2,366 616
4,660
Italy - 1.1%
Assicurazioni Generali SpA 189,063 3,230
Atlantia SpA (Æ) 70,909 1,126
Davide Campari-Milano NV SpA (Æ) 89,962 968
Enel SpA 486,377 4,831
ENI SpA - ADR 330,482 3,336
FinecoBank Banca Fineco SpA (Æ) 83,796 1,308
Intesa Sanpaolo SpA 661,879 1,448
Mediobanca Banca di Credito
Finanziario SpA (Æ) 19,127 171
Moncler SpA 24,622 1,391
Pirelli & C SpA (Æ)(Þ) 162,449 848
Saipem SpA 672,171 1,762
Snam Rete Gas SpA 3,110 16
Telecom Italia SpA 1,179,560 505
Terna Rete Elettrica Nazionale SpA 56,676 412
UniCredit SpA 361,798 3,308
Unipol Gruppo SpA 111,971 491
25,151
Japan - 11.7%
Acom Co., Ltd. 283,900 1,251
Aeon Co., Ltd. 13,900 436
Alps Alpine Co., Ltd. 49,100 659
As One Corp. 8,474 1,238
Asahi Diamond Industrial Co., Ltd. 74,500 325
Asahi Group Holdings, Ltd. 13,200 537
Astellas Pharma, Inc. 189,000 3,066
Bank of Kyoto, Ltd. (The) 17,700 938
BML, Inc. 24,000 839
Bridgestone Corp. 94,400 3,504
Canon, Inc. 60,200 1,328
Century Tokyo Leasing Corp. 14,400 1,169
Citizen Watch Co., Ltd. 481,200 1,465
Concordia Financial Group, Ltd. 95,300 350
Dai-ichi Life Holdings, Inc. 151,885 2,345
Daiichi Sankyo Co., Ltd. 21,900 706
Daikin Industries, Ltd. 200 43
Daiseki Co., Ltd. 1,200 38
Daito Trust Construction Co., Ltd. 19,600 2,044
Daiwa House Industry Co., Ltd. 16,900 481
Denso Corp. 87,900 4,896
Dentsu , Inc. 24,300 773
Ebara Corp. 600 21
Eisai Co., Ltd. 34,900 2,558
Fuji Electric Co., Ltd. 16,300 652
Fuji Seal International, Inc. 19,900 371
FUJIFILM Holdings Corp. 26,421 1,514
Fujitsu, Ltd. 20,614 3,139
Fukuoka Financial Group, Inc. 93,500 1,688
GMO Payment Gateway, Inc. 7,500 1,068
Hamamatsu Photonics KK 7,900 456
Hankyu Hanshin Holdings, Inc. 12,400 404
Hikari Tsushin, Inc. 7,000 1,467

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hino Motors, Ltd. 404,000 3,496
Hirose Electric Co., Ltd. 3,300 521
Hitachi Metals, Ltd. 517,000 8,257
Hitachi, Ltd. 25,000 1,033
Hogy Medical Co., Ltd. 15,300 467
Honda Motor Co., Ltd. 354,165 9,364
Hoshizaki Corp. 1,500 133
Hoya Corp. 4,600 588
Iida Group Holdings Co., Ltd. 134,900 2,981
Isuzu Motors, Ltd. 548,600 5,271
ITOCHU Corp. 80,018 2,297
Japan Airlines Co., Ltd. 8,900 159
Japan Exchange Group, Inc. 47,900 1,117
Japan Post Insurance Co., Ltd. Class A 32,800 646
Japan Tobacco, Inc. 213,200 4,237
JFE Holdings, Inc. 84,700 744
JSR Corp. 67,900 2,076
Kamigumi Co., Ltd. 6,800 121
Kansai Electric Power Co., Inc. (The) 94,100 929
Kao Corp. 7,400 539
Kawasaki Heavy Industries, Ltd. 1,500 32
KDDI Corp. 131,400 3,869
Keihan Holdings Co., Ltd. 10,900 501
Keio Corp. 8,400 616
Keyence Corp. 17,800 9,574
Kintetsu Group Holdings Co., Ltd. 5,200 219
Kirin Holdings Co., Ltd. 108,300 2,330
Koito Manufacturing Co., Ltd. 12,600 808
Komatsu, Ltd. 267,900 7,383
Kubota Corp. 36,400 802
Kyocera Corp. 10,800 693
Kyowa Kirin Co., Ltd. 33,800 1,005
Lawson, Inc. 19,200 934
Lion Corp. 17,700 404
McDonald's Holdings Co. Japan, Ltd. 13,100 638
Medipal Holdings Corp. 62,100 1,278
MEIJI Holdings Co., Ltd. 100 7
Mitsubishi Chemical Holdings Corp. 43,700 302
Mitsubishi Electric Corp. 280,300 4,286
Mitsubishi Estate Co., Ltd. 154,400 2,464
Mitsubishi Heavy Industries, Ltd. 26,400 764
Mitsubishi UFJ Financial Group, Inc. 1,163,500 5,242
Mitsui & Co., Ltd. 111,100 2,064
Mitsui Chemicals, Inc. 8,400 242
MS&AD Insurance Group Holdings, Inc. 61,900 1,793
Murata Manufacturing Co., Ltd. 18,400 1,772
Nagoya Railroad Co., Ltd. 53,300 1,358
Nakanishi, Inc. 6,477 124
NEC Corp. 7,600 412
Nidec Corp. 5,600 744
Nintendo Co., Ltd. 3,875 2,240
Nippon Prologis REIT, Inc.(ö) 246 802
Nippon Shinyaku Co., Ltd. 24,800 1,827
Nippon Steel Corp. 82,100 959
Nippon Telegraph & Telephone Corp. 30,800 768
Nissan Motor Co., Ltd. 460,000 2,352
Nissin Foods Holdings Co., Ltd. 7,900 681
Nitori Holdings Co., Ltd. 8,500 1,684
Nitto Denko Corp. 54,400 4,935
Nomura Holdings, Inc. 422,600 2,240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTT Data Corp. 54,700 789
Obayashi Corp. 14,000 118
Obic Co., Ltd. 300 56
Odakyu Electric Railway Co., Ltd. 21,900 637
Ono Pharmaceutical Co., Ltd. 38,100 1,141
Oriental Land Co., Ltd. 5,700 892
Osaka Gas Co., Ltd. 35,500 655
Otsuka Holdings Co., Ltd. 39,000 1,668
Pan Pacific International Holdings Corp. 30,400 685
Panasonic Corp. 685,900 8,890
PeptiDream , Inc.(Æ) 16,800 985
Qol Holdings Co., Ltd. 3,300 36
Recruit Holdings Co., Ltd. 21,900 954
Resona Holdings, Inc. 1,031,000 3,603
Rinnai Corp. 5,800 607
Santen Pharmaceutical Co., Ltd. 55,500 920
Secom Co., Ltd. 9,463 859
Sekisui House, Ltd. 26,200 507
Seven & i Holdings Co., Ltd. 11,600 441
Shimadzu Corp. 3,000 115
Shimamura Co., Ltd. 33,800 3,749
Shimano, Inc. 2,387 560
Shin-Etsu Chemical Co., Ltd. 76,700 13,356
Shingakukai Co., Ltd. 126,100 583
Shizuoka Bank, Ltd. (The) 137,900 1,014
SMC Corp. 1,800 1,092
SoftBank Group Corp. 25,584 1,971
Sompo Japan Nipponkoa Holdings, Inc. 21,801 871
Sony Corp. 27,200 2,603
Subaru Corp. 113,200 2,182
Sumitomo Dainippon Pharma Co., Ltd. 68,600 1,110
Sumitomo Electric Industries, Ltd. 31,500 421
Sumitomo Heavy Industries, Ltd. 21,800 615
Sumitomo Metal Mining Co., Ltd. 11,200 488
Sumitomo Mitsui Banking Corp. 212,702 6,621
Sumitomo Mitsui Trust Holdings, Inc. 37,400 1,136
Suzuki Motor Corp. 52,100 2,354
T&D Holdings, Inc. 491,400 5,823
Taiheiyo Cement Corp. 25,400 640
Taisei Corp. 10,200 331
Takeda Pharmaceutical Co., Ltd. 69,200 2,426
Terumo Corp. 27,700 1,084
THK Co., Ltd. 73,900 2,370
Toho Co., Ltd. 16,400 633
Tokio Marine Holdings, Inc. 64,600 3,226
Tokyo Electron, Ltd. 22,900 8,735
Tokyo Gas Co., Ltd. 21,800 476
Tokyu Fudosan Holdings Corp. 36,000 204
Toray Industries, Inc. 96,500 631
Toshiba Corp. 29,700 973
Toyo Suisan Kaisha, Ltd. 11,200 551
Toyota Motor Corp. 42,400 2,965
Toyota Tsusho Corp. 5,300 208
Transcosmos , Inc. 16,100 403
Trend Micro, Inc. 134,400 7,380
Unicharm Corp. 25,688 1,149
USS Co., Ltd. 30,800 618
Yamada Denki Co., Ltd. 113,000 576
264,579

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jersey - 0.1%
Glencore PLC(Æ) 668,040 2,247
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR 152,204 1,932
NAC Kazatomprom JSC - GDR 180,976 3,108
5,040
Kenya - 0.1%
Safaricom PLC 6,616,360 2,154
Luxembourg - 1.0%
ArcelorMittal SA(Æ) 253,185 5,508
Eurofins Scientific SE 98,959 9,509
Globant SA(Æ) 3,541 680
RTL Group SA(Æ) 61,002 3,496
SES SA 159,679 1,361
Spotify Technology SA(Æ) 1,473 464
Tenaris SA 186,230 1,445
22,463
Malaysia - 0.6%
AMMB Holdings BHD 503,400 384
Axiata Group BHD 524,800 433
CIMB Group Holdings BHD 804,400 766
Dialog Group BHD 1,179,587 880
Gamuda BHD(Æ) 1,550,100 1,265
HAP Seng Consolidated BHD 180,600 366
Hong Leong Bank BHD 197,291 831
Hong Leong Financial Group BHD 261,314 1,055
IHH Healthcare BHD 377,448 477
Kuala Lumpur Kepong BHD 66,100 380
Malayan Banking BHD 454,700 880
Nestle Malaysia BHD 13,437 455
Petronas Gas BHD 293,900 1,166
PPB Group BHD 179,062 819
Public Bank BHD 680,000 705
Sime Darby Plantation BHD 614,600 737
Tenaga Nasional BHD 785,300 1,873
13,472
Mexico - 0.9%
America Movil SAB de CV 591,491 394
Arca Continental SAB de CV 131,093 595
Cemex SAB de CV(Æ) 1,138,599 653
Cemex SAB de CV - ADR(Æ) 745,325 4,271
Coca-Cola Femsa SAB de CV 53,530 232
El Puerto de Liverpool SAB de CV 258,973 828
Fomento Economico Mexicano SAB de
CV 68,153 464
Grupo Cementos de Chihuahua SAB
de CV 205,062 1,305
Grupo Financiero Banorte SAB de CV
Class O(Æ) 217,927 1,080
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 1,148
Grupo Televisa SAB de CV - ADR(Æ) 463,470 3,481
Industrias Bachoco SAB de CV 488,044 1,649
Megacable Holdings SAB de CV 341,631 1,235
Orbia Advance Corp. SAB de CV 451,254 973
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV 70,773 532
Wal-Mart de Mexico SAB de CV 151,623 432
19,272
Netherlands - 3.0%
ABN AMRO Bank NV(Þ) 270,263 2,819
Adyen NV(Æ)(Þ) 461 961
Aegon NV 424,596 1,750
Akzo Nobel NV 6,662 675
ASML Holding NV 11,973 6,375
Exor NV 6,092 453
Ferrari NV 6,825 1,425
Heineken NV 115,933 12,077
ING Groep NV 1,180,465 10,485
Koninklijke Ahold Delhaize NV 36,770 1,052
Koninklijke KPN NV 638,961 1,996
Koninklijke Philips NV 13,887 757
PostNL NV - ADR 169,785 701
Royal Dutch Shell PLC Class A 259,582 4,788
Royal Dutch Shell PLC Class B 375,600 6,497
Stellantis NV 1 97 , 433 2,998
Wolters Kluwer NV 9,140 759
X5 Retail Group NV - GDR 59,039 2,077
Yandex NV Class A(Æ) 134,525 8,427
67,072
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 91,839 2,281
Meridian Energy, Ltd. 4,494 23
Ryman Healthcare, Ltd. 81,938 914
Spark New Zealand, Ltd. 133,025 458
3,676
Norway - 0.4%
DNB ASA 38,357 749
Gjensidige Forsikring ASA 29,105 672
Mowi ASA 88,244 1,951
Norsk Hydro ASA 940,510 4,171
Orkla ASA 181,935 1,768
Yara International ASA 7,033 328
9,639
Philippines - 0.2%
Bank of the Philippine Islands 1,481,150 2,457
BDO Unibank , Inc. 219,920 462
GT Capital Holdings, Inc. 46,220 512
Megaworld Corp. 10,587,000 840
Metro Pacific Investments Corp. 5,641,000 474
Metropolitan Bank & Trust Co. - ADR 512,200 481
SM Investments Corp. 19,900 408
5,634
Poland - 0.5%
Bank Millennium SA(Æ) 1,350,714 1,417
Bank Pekao SA(Æ) 46,899 798
Cyfrowy Polsat SA 68,324 558
KGHM Polska Miedz SA(Æ) 58,793 2,938
Orange Polska SA(Æ) 839,154 1,476
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,273
Polski Koncern Naftowy ORLEN SA 32,559 484

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Polskie Gornictwo Naftowe i
Gazownictwo SA 259,718 392
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 917
Santander Bank Polska SA(Æ) 15,180 736
10,989
Portugal - 0.0%
Energias de Portugal SA 55,699 348
Russia - 1.2%
Gazprom PJSC 377,058 1,063
Gazprom PJSC - ADR 334,362 1,852
Inter RAO Unified Energy Systems PJSC 3,495,000 242
Lukoil PJSC 67,447 4,785
Lukoil PJSC - ADR 10,868 770
Novatek PJSC - GDR 5,629 936
Novolipetsk Steel PJSC - GDR 19,476 541
Polyus PJSC - GDR 22,942 2,160
Sberbank of Russia PJSC 1,477,328 5,016
Sberbank of Russia PJSC - ADR 680,403 9,290
Tatneft PJSC - ADR 12,360 479
27,134
Singapore - 0.9%
CapitaLand, Ltd. 479,100 1,151
City Developments, Ltd. 136,600 742
DBS Group Holdings, Ltd. 203,116 3,819
Genting Singapore, Ltd. 268,900 172
Jardine Cycle & Carriage, Ltd. 4,100 66
Oversea-Chinese Banking Corp., Ltd. 138,648 1,071
Singapore Exchange, Ltd. 161,900 1,201
Singapore Technologies Engineering,
Ltd. 396,700 1,102
Singapore Telecommunications, Ltd. 1,184,178 2,103
United Overseas Bank, Ltd. 42,300 747
UOL Group, Ltd. 128,700 709
Wilmar International, Ltd. 1,664,400 6,601
19,484
South Africa - 1.3%
Absa Group, Ltd. 142,046 1,066
Anglo American PLC 132,500 4,357
AngloGold Ashanti, Ltd. - ADR 141,800 3,327
Aspen Pharmacare Holdings, Ltd.(Æ) 45,657 432
Bidvest Group, Ltd. (The) 163,201 1,674
Discovery Holdings, Ltd. 50,418 427
FirstRand, Ltd. 2,384,174 7,468
Gold Fields, Ltd. - ADR 145,868 1,361
Growthpoint Properties, Ltd.(ö) 1,323,133 1,062
Impala Platinum Holdings, Ltd. 37,548 510
MTN Group, Ltd. 189,397 783
Naspers, Ltd. Class N 15,059 3,456
Nedbank Group, Ltd. 131,860 1,059
Pick n Pay Stores, Ltd. 142,378 500
Sibanye Stillwater, Ltd. 601,530 2,294
Tiger Brands, Ltd. 36,079 473
30,249
South Korea - 7.0%
BNK Financial Group, Inc. 109,729 542
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CJ Corp. 10,784 905
CJ Logistics Corp.(Æ) 2,716 407
CLIO Cosmetics Co., Ltd. 18,351 324
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,169
Fila Holdings Corp. 19,328 742
Hana Financial Group, Inc. 177,203 5,197
Hankook Tire & Technology Co., Ltd. 53,122 1,948
Hanon Systems 40,874 611
HDC Hyundai Development Co-
Engineering & Construction Class E 31,706 777
Hyundai Department Store Co., Ltd. 10,518 746
Hyundai Engineering & Construction
Co., Ltd. 13,169 474
Hyundai Motor Co. 25,700 5,211
Industrial Bank of Korea 10,045 71
KB Financial Group, Inc. 259,880 9,401
Kia Motors Corp. 109,268 8,006
Korea Aerospace Industries, Ltd. 37,286 1,035
Korea Electric Power Corp. 58,444 1,189
Korea Gas Corp.(Æ) 31,733 875
Korea Zinc Co., Ltd. 3,226 1,167
KT Corp. - ADR 269,767 2,838
KT&G Corp. 6,567 470
Kumho Petrochemical Co., Ltd. 14,608 3,205
LG Chem , Ltd. 6,976 5,687
LG Electronics, Inc. Class H 16,667 2,267
LG Household & Health Care, Ltd. 5,127 7,126
LG Uplus Corp. 35,871 384
Meritz Securities Co., Ltd. 75,930 238
Mirae Asset Daewoo Co., Ltd. 117,083 989
NAVER Corp. 20,807 6,383
NCSoft Corp. 4,001 3,400
Netmarble Corp.(Þ) 4,996 588
Ottogi Corp. 2,032 1,018
Pan Ocean Co., Ltd. 152,678 621
Pearl Abyss Corp.(Æ) 2,676 754
POSCO 31,883 7,021
S-1 Corp. Class 1 11,168 806
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,459 2,443
Samsung Electro-Mechanics Co., Ltd. 30,822 5,588
Samsung Electronics Co., Ltd. 567,373 41,408
Samsung Engineering Co., Ltd.(Æ) 81,362 892
Shinhan Financial Group Co., Ltd. 231,030 6,338
SK Hynix, Inc. 138,709 15,098
SK Telecom Co., Ltd. 3,477 759
157,118
Spain - 0.9%
Abertis Infraestructuras SA(Æ)(Š) 27,820 186
Aena SME SA(Þ) 2,813 432
Amadeus IT Group SA Class A(Æ) 20,713 1,311
Banco Santander SA - ADR 452,034 1,322
Bankia SA 1,561,637 2,673
Bankinter SA 47,357 267
CaixaBank SA 1,191,489 3,011
Cellnex Telecom SA(Þ) 44,450 2,604
Endesa SA - ADR 64,674 1,654
Ferrovial SA 70,106 1,683
Grifols SA 2,127 63

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola SA 97,607 1,324
Industria de Diseno Textil SA 48,148 1,429
Red Electrica Corp. SA 111,594 2,119
20,078
Sweden - 1.2%
Assa Abloy AB Class B 59,170 1,465
Atlas Copco AB(Æ) 20,626 1,123
Boliden AB(Æ) 44,225 1,451
Essity Aktiebolag Class B 19,788 631
Kinnevik AB Class B(Æ) 49,339 2,424
L E Lundbergforetagen AB Class B 17,474 919
Loomis AB 13,196 338
Sandvik AB 248,249 6,187
Securitas AB Class B 52,827 816
Skandinaviska Enskilda Banken AB
Class A 112,699 1,231
Skanska AB Class B 25,741 666
Svenska Cellulosa AB SCA Class B 32,919 580
Svenska Handelsbanken AB Class A 240,473 2,409
Swedbank AB Class A 67,729 1,275
Swedish Match AB 25,679 1,980
Telefonaktiebolaget LM Ericsson Class B 285,256 3,604
Volvo AB Class B 22,016 544
27,643
Switzerland - 5.2%
ABB, Ltd. 84,055 2,481
Adecco Group AG 104,966 6,573
Alcon, Inc. 21,038 1,509
Baloise Holding AG 6,483 1,082
Chocoladefabriken Lindt & Spruengli
AG 63 969
Cie Financiere Richemont SA Class A 14,031 1,304
Credit Suisse Group AG 255,019 3,361
Geberit AG 1,645 1,007
Georg Fischer AG 174 217
Givaudan SA 273 1,102
Julius Baer Group, Ltd. 53,614 3,246
Kuehne & Nagel International AG 8,392 1,912
LafargeHolcim , Ltd.(Æ) 102,916 5,555
Lonza Group AG 2,136 1,366
Nestle SA 163,640 18,333
Novartis AG 163,398 14,780
Partners Group Holding AG 5,045 5,967
Roche Holding AG 35,628 12,280
Schindler Holding AG 4,955 1,308
SGS SA 994 3,021
Sika AG 3,360 914
STMicroelectronics NV 44,447 1,792
Straumann Holding AG 604 670
Swiss Life Holding AG 1,577 718
Swiss Prime Site AG Class A 134 13
Swiss Re AG 44,987 3,969
Swisscom AG 2,032 1,107
Temenos AG 30,138 3,814
UBS Group AG 922,636 13,320
Zurich Insurance Group AG 9,970 3,969
117,659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 6.0%
Advantech Co., Ltd. 36,000 444
Asustek Computer, Inc. 64,340 660
Catcher Technology Co., Ltd. 510,000 3,595
Cathay Financial Holding Co., Ltd. 388,000 553
Chang Hwa Commercial Bank, Ltd. 712,030 422
China Airlines, Ltd.(Æ) 2,520,000 991
China Development Financial Holding
Corp. 1,469,520 468
China Life Insurance Co., Ltd. 1,107,896 899
China Steel Corp. Class H 765,001 628
Chunghwa Telecom Co., Ltd. 206,590 797
Chunghwa Telecom Co., Ltd. - ADR 11,428 442
Compal Electronics, Inc. 838,482 643
CTBC Financial Holding Co., Ltd. 1,604,000 1,089
E.Sun Financial Holding Co., Ltd. 984,954 830
Eva Airways Corp. 1,248,718 560
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,058,722 1,187
First Financial Holding Co., Ltd. 501,424 362
Formosa Petrochemical Corp. 226,000 723
Formosa Plastics Corp. 182,651 567
Fubon Financial Holding Co., Ltd. 1,779,000 2,898
Globalwafers Co., Ltd. 188,000 4,143
Hiwin Technologies Corp. 142,501 2,020
Hon Hai Precision Industry Co., Ltd. 2,343,101 9,348
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 156
Hua Nan Financial Holdings Co., Ltd. 1,138,802 697
Innolux Corp.(Æ) 4,227,000 1,974
Largan Precision Co., Ltd. 7,421 780
Lite-On Technology Corp. 292,126 573
MediaTek , Inc. 290,629 9,109
Mega Financial Holding Co., Ltd. 636,000 639
Nan Ya Plastics Corp. 304,000 711
Nanya Technology Corp. 2,001,000 5,684
Pou Chen Corp. Class B 392,000 392
President Chain Store Corp. 43,490 414
Realtek Semiconductor Corp. 65,588 1,060
Shin Kong Financial Holding Co., Ltd. 5,091,011 1,465
SinoPac Financial Holdings Co., Ltd. 1,198,000 469
Standard Foods Corp. 753,000 1,517
Synnex Technology International Corp. 301,773 486
Taishin Financial Holding Co., Ltd. 821,000 367
Taiwan Business Bank 1,750,191 569
Taiwan Cement Corp. 550,579 790
Taiwan Cooperative Financial Holding
Co., Ltd. 1,337,398 915
Taiwan High Speed Rail Corp. 1,185,000 1,224
Taiwan Mobile Co., Ltd. 157,000 540
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,179,753 46,026
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 158,693 19,285
Uni -President Enterprises Corp. 165,000 401
United Microelectronics Corp. 1,251,000 2,230
Win Semiconductors Corp. 59,849 887
WPG Holdings, Ltd. 402,308 618
Yageo Corp. 7,416 152

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yuanta Financial Holding Co., Ltd. 1,659,877 1,181
135,580
Thailand - 0.4%
Advanced Info Service PCL 62,600 359
Bangkok Bank PCL 19,700 75
Bangkok Dusit Medical Services PCL
Class F 1,728,400 1,194
Bangkok Expressway & Metro PCL 4,394,100 1,194
CP ALL PCL 822,100 1,569
Kasikornbank PCL 509,100 2,158
Minor International PCL(Æ) 1,312,500 1,081
Minor International PCL 491,300 405
PTT Global Chemical PCL 40,000 79
PTT PCL 173,000 219
Siam Cement PCL (The) 60,900 767
Thai Union Group PCL Class F 231,700 107
9,207
Turkey - 0.4%
Akbank TAS(Æ) 1,237,287 1,073
Arcelik AS 207,287 932
Ford Otomotiv Sanayi AS 36,176 710
KOC Holding AS 183,082 502
Turk Hava Yollari AO(Æ) 1,057,198 1,744
Turkcell Iletisim Hizmetleri AS 140,608 304
Turkiye Garanti Bankasi AS 1,846,315 2,325
Turkiye Is Bankasi AS Class C 961,275 798
Turkiye Petrol Rafinerileri AS(Æ) 44,152 596
Yapi ve Kredi Bankasi AS(Æ) 2,504,642 965
9,949
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,646,273 1,567
Emaar Malls PJSC(Æ) 2,416,113 1,200
Emaar Properties PJSC 1,615,413 1,668
Emirates NBD Bank PJSC 623,565 2,002
Emirates Telecommunications Group
Co. PJSC 231,251 1,250
7,687
United Kingdom - 7.6%
Admiral Group PLC 32,679 1,290
Antofagasta PLC 262,523 5,138
Associated British Foods PLC(Æ) 29,852 865
AstraZeneca PLC 33,074 3,377
AVEVA Group PLC 23,673 1,179
Aviva PLC 306,602 1,401
Babcock International Group PLC(Æ) 156,358 498
BAE Systems PLC 508,033 3,213
Bank of Georgia Group PLC(Æ) 31,959 501
Barclays PLC 2,745,379 5,022
Berkeley Group Holdings PLC 19,522 1,119
BP PLC 784,487 2,915
British American Tobacco PLC 17,808 648
British Land Co. PLC (The)(ö) 210,840 1,295
BT Group PLC(Æ) 1,463,411 2,516
Bunzl PLC 25,073 807
Centrica PLC(Æ) 5,366,031 3,802
Coca-Cola European Partners PLC 8,248 383
Compass Group PLC(Æ) 374,974 6,721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Croda International PLC(Æ) 10,312 887
Diageo PLC 108,238 4,368
Direct Line Insurance Group PLC 284,209 1,167
Experian PLC 34,474 1,206
Ferguson PLC 4,011 467
GlaxoSmithKline PLC - ADR 44,418 825
Halma PLC 32,461 1,097
HSBC Holdings PLC 1,510,075 7,909
InterContinental Hotels Group PLC(Æ) 16,324 1,007
Intertek Group PLC 16,050 1,212
J Sainsbury PLC 3,957,456 13,242
John Wood Group PLC(Æ) 2,097,224 8,408
Johnson Matthey PLC 38,854 1,569
KAZ Minerals PLC 430,879 4,279
Kingfisher PLC(Æ) 1,011,123 3,843
Land Securities Group PLC(ö) 144,710 1,211
Linde PLC 35,291 8,663
London Stock Exchange Group PLC 17,934 2,133
Marks & Spencer Group PLC(Æ) 517,558 1,001
Meggitt PLC 11,943 64
Mondi PLC 41,477 980
National Grid PLC 19,682 229
Natwest Group PLC 1,723,073 3,463
Ninety One PLC 59,606 190
Pearson PLC 62,098 691
Persimmon PLC Class A 16,203 565
Prudential PLC 41,633 667
Reckitt Benckiser Group PLC 15,072 1,280
RELX PLC 80,443 1,998
Rentokil Initial PLC 89,370 609
RSA Insurance Group PLC 350,808 3,243
Sage Group PLC (The) 133,032 1,074
Segro PLC(ö) 133,915 1,750
Smith & Nephew PLC 136,753 2,880
Smiths Group PLC 33,668 653
Spirax-Sarco Engineering PLC 12,289 1,864
Standard Chartered PLC 1,263,972 7,675
Stock Spirits Group PLC 136,928 511
Taylor Wimpey PLC 178,234 357
TechnipFMC PLC 795,531 8,504
Tesco PLC 1,219,232 3,992
Travis Perkins PLC(Æ) 428,811 7,918
Tullow Oil PLC(Æ) 6,023,440 2,118
Unilever PLC 33,956 1,974
Unilever PLC 19,411 1,131
Vodafone Group PLC 2,616,108 4,474
Wausau Paper Corp. 360,990 3,768
171,806
United States - 0.3%
Abbott Laboratories 1,667 206
JOYY, Inc.(Æ) 29,126 2,681
MasterCard, Inc. Class A 1,606 508
Ovintiv , Inc. 55,295 870
Viatris , Inc.(Æ) 186,886 3,175
Visa, Inc. Class A 1,936 374
7,814
Total Common Stocks
(cost $1,532,860) 2,121,442

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 2.5%
Brazil - 0.9%
Banco Bradesco SA
2.754% (Ÿ) 256,836 1,161
Petroleo Brasileiro SA
0.004% (Ÿ) 3,965,499 19,344
20,505
Germany - 0.6%
Henkel AG & Co. KGaA
2.228% (Ÿ) 1,912 199
Porsche Automobil Holding SE
3.344% (Ÿ) 39,018 2,724
Volkswagen AG
2.803% (Ÿ) 56,335 10,712
13,635
South Korea - 1.0%
Samsung Electronics Co., Ltd.
4.120% (Ÿ) 345,558 22,511
Total Preferred Stocks
(cost $42,801) 56,651
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants  28,062 9
Thailand - 0.0%
Minor International PCL (Æ)
2021 Warrants   236,273 34
Total Warrants and Rights
(cost $—) 43
Short-Term Investments - 1.1%
United States - 1.1%
U.S. Cash Management Fund(@) 25,183,916 (∞) 25,179
Total Short-Term Investments
(cost $25,179) 25,179
Total Investments - 97.6%
(identified cost $1,600,850) 2,203,318
Other Assets and Liabilities, Net
- 2.4%
53,977
Net Assets - 100.0%
2,257,295

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9 .42 2,545
2,819
Adyen NV 09/10/20 EUR 461 1,615 .02 745
961
Aena SME SA 03/17/20 EUR 2,813 107 .08 301
432
Amundi SA 02/26/19 EUR 71,702 64 .80 4,646
5,338
Cellnex Telecom SA 04/18/19 EUR 44,450 53 .83 2,393
2,604
CGN Power Co., Ltd. 09/10/20 HKD 7,064,000 0 .22 1,537
1,518
Covestro AG 02/26/20 EUR 166,351 35 .06 5,833
11,335
Delivery Hero SE 09/26/19 EUR 46,612 55 .15 2,571
7,094
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 105,525 1 .43 150
331
Hydro One, Ltd. 04/18/19 CAD 32,728 16 .10 527
758
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 164,714 16 .02 2,638
2,969
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2 .91 427
825
Luye Pharma Group, Ltd. 04/28/20 HKD 1,637,501 0 .49 803
820
Midea Real Estate Holding, Ltd. 03/17/20 HKD 511,802 2 .18 1,115
1,073
Moneta Money Bank AS 12/21/20 CZK 570,052 3 .11 1,771
1,936
Netmarble Corp. 04/28/20 KRW 4,996 76 .55 382
588
Pirelli & C SpA 04/28/20 EUR 162,449 3 .74 607
848
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0 .54 290
385
Reliance Industries, Ltd. 06/03/15 78,033 14 .13 1,102
3,976
Samsung Biologics Co., Ltd. 12/02/20 KRW 3,459 730 .05 2,525
2,443
Siemens Healthineers AG 12/21/20 EUR 17,361 50 .00 868
974
Sunac Services Holdings, Ltd. 11/03/20 HKD 3,953 1 .50 6
11
WH Group, Ltd. 10/26/15 HKD 2,724,614 0 .73 1,986
2,227
Zalando SE 09/10/20 EUR 13,848 85 .40 1,183
1,590
53,855
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 51 EUR 6,491 02/21
(191)
Australian Dollar Currency Futures 619 USD 47,301 03/21
1,218
British Pound Currency Futures 429 USD 36,747 03/21
1,084
CAC40 Euro Index Futures 348 EUR 18,778 02/21
(936)
Canadian Dollar Currency Futures 573 USD 44,763 03/21
(280)
DAX Index Futures 47 EUR 15,794 03/21
(582)
Euro Currency Futures 347 USD 52,670 03/21
191
EURO STOXX 50 Index Futures 324 EUR 11,269 03/21
(67)
FTSE/MIB Index Futures 40 EUR 4,308 03/21
(222)
Hang Seng Index Futures 1 HKD 1,416 02/21
(7)
IBEX 35 Index Futures 55 EUR 4,263 02/21
(355)
Japanese Yen Currency Futures 719 USD 85,840 03/21
(475)
MSCI Singapore Index Futures 2 SGD 66 02/21
(1)
New Zealand Dollar Currency Futures 256 USD 18,381 03/21
397
Norwegian Krone Currency Futures 41 USD 9,564 03/21
9,472
OMXS30 Index Futures 249 SEK 48,412 02/21
(51)
S&P/TSX 60 Index Futures 410 CAD 83,894 03/21
(1,081)
SPI 200 Index Futures 415 AUD 67,863 03/21
(507)
TOPIX Index Futures 327 JPY 5,899,079 03/21
1,307
Short Positions
FTSE 100 Index Futures 59 GBP 3,753 03/21
(26)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 97
Futures Contracts
Amounts in thousands (except contract amounts )
MSCI Emerging Markets Index Futures 2,520 USD 167,089 03/21
(9,386)
S&P 500 E-Mini Index Futures 439 USD 81,329 03/21
(764)
Swiss Franc Futures 121 USD 17,002 03/21
40
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,222)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 51 GBP 37 02/01/21 —
Bank of America USD 1,934 ZAR 29,399 02/01/21 9
Bank of America JPY 389 USD 4 02/02/21 —
Bank of America MXN 8,180 USD 407 02/02/21 8
Bank of America ZAR 8,801 USD 578 02/01/21 (4)
Bank of America ZAR 109 USD 7 02/02/21 —
Brown Brothers Harriman ZAR 23,319 USD 1,528 02/01/21 (14)
Royal Bank of Canada USD 4,241 HKD 32,883 02/01/21 —
Royal Bank of Canada USD 332 HKD 2,573 02/02/21 —
Royal Bank of Canada USD 2,039 JPY 212,763 02/01/21 (8)
Royal Bank of Canada MXN 1,676 USD 82 02/03/21 —
State Street USD 860 BRL 4,710 02/01/21 1
State Street USD 1,447 MYR 5,864 02/02/21 4
State Street IDR 4,498,280 USD 319 02/01/21 (1)
State Street PHP 22,089 USD 459 02/01/21 (1)
State Street PHP 18,020 USD 375 02/02/21 —
State Street TWD 8,686 USD 310 02/01/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(6)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 5,649 $ — $ —
$ —
$ 5,649
Australia — 39,751 —
—
39,751
Austria — 4,887 —
—
4,887
Belgium — 7,112 —
—
7,112
Bermuda 2,169 2,915 —
—
5,084
Brazil 30,245 — —
—
30,245
Canada 96,325 — 4
—
96,329
Cayman Islands 10,753 14,863 —
—
25,616
Chile 1,753 — —
—
1,753
China 56,590 196,377 —
—
252,967
Colombia 534 — —
—
534
Cyprus — 79 —
—
79
Czech Republic — 3,290 —
—
3,290
Denmark — 29,743 —
—
29,743
Finland — 19,271 —
—
19,271
France — 135,098 —
—
135,098

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany 248 75,774 —
—
76,022
Greece — 6,058 —
—
6,058
Hong Kong — 52,422 754
—
53,176
Hungary — 5,693 —
—
5,693
India 5,095 68,660 —
—
73,755
Indonesia — 10,545 —
—
10,545
Ireland 23,202 15,668 —
—
38,870
Isle of Man — 2,111 —
—
2,111
Israel 1,597 3,063 —
—
4,660
Italy — 25,151 —
—
25,151
Japan — 264,579 —
—
264,579
Jersey — 2,247 —
—
2,247
Kazakhstan — 5,040 —
—
5,040
Kenya — 2,154 —
—
2,154
Luxembourg 1,144 21,319 —
—
22,463
Malaysia — 13,472 —
—
13,472
Mexico 19,272 — —
—
19,272
Netherlands 10,290 56,782 —
—
67,072
New Zealand — 3,676 —
—
3,676
Norway — 9,639 —
—
9,639
Philippines — 5,634 —
—
5,634
Poland — 10,989 —
—
10,989
Portugal — 348 —
—
348
Russia — 27,134 —
—
27,134
Singapore — 19,484 —
—
19,484
South Africa 4,688 25,561 —
—
30,249
South Korea 2,838 154,280 —
—
157,118
Spain — 19,892 186
—
20,078
Sweden — 27,643 —
—
27,643
Switzerland — 117,659 —
—
117,659
Taiwan 19,727 115,853 —
—
135,580
Thailand — 9,207 —
—
9,207
Turkey — 9,949 —
—
9,949
United Arab Emirates — 7,687 —
—
7,687
United Kingdom 10,861 160,945 —
—
171,806
United States 7,814 — —
—
7,814
Preferred Stocks 20,505 36,146 — — 56,651
Long-Term Investments — 3 — — 3
Warrants and Rights 43 — — — 43
Short-Term Investments — — — 25,179 25,179
Total Investments 331,342 1,845,853 944 25,179 2,203,318
Other Financial Instruments
Assets
Futures Contracts 13,709 — —
—
13,709
Foreign Currency Exchange Contracts 22 — —
—
22

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 99
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (14,931) — —
—
(14,931)
Foreign Currency Exchange Contracts (28) — —
—
(28)
Total Other Financial Instruments
*
$ (1,228) $ — $ — $ — $ (1,228)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
294,306
Consumer Staples ...................................................................
105,441
Energy ....................................................................................
120,119
Financial Services ...................................................................
524,488
Health Care .............................................................................
119,494
Materials and Processing ........................................................
245,677
Producer Durables ..................................................................
224,842
Technology ..............................................................................
399,736
Utilities ...................................................................................
87,339
Preferred Stocks
Consumer Discretionary ..........................................................
13,436
Consumer Staples ...................................................................
199
Energy ....................................................................................
19,344
Financial Services ...................................................................
1,161
Technology ..............................................................................
22,511
Long-Term Investments .................................................................
3
Warrants and Rights ....................................................................
43
Short-Term Investments ................................................................
25,179
Total Investments .................................................................... 2,203,318

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.1%
Argentina - 0.3%
Adecoagro SA(Æ) 200,986 1,499
Australia - 4.6%
Atlas Arteria, Ltd. 194,991 938
Aurizon Holdings, Ltd. 651,935 1,835
Beach Energy, Ltd. 695,524 885
BHP Group PLC 49,939 1,372
BHP Group, Ltd. - ADR 57,634 1,916
Clean TeQ Holdings, Ltd.(Æ) 1,905,548 383
Fortescue Metals Group, Ltd. 132,939 2,203
Mineral Resources, Ltd. 67,075 1,768
Newcrest Mining, Ltd. 24,612 465
Qube Holdings, Ltd. 380,496 825
Rio Tinto, Ltd. - ADR 5,353 449
Sandfire Resources NL 252,829 920
South32, Ltd. Class B 525,265 1,013
Sydney Airport(Æ) 372,483 1,622
Transurban Group - ADR(Æ) 885,006 8,918
25,512
Austria - 0.2%
OMV AB 32,632 1,367
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 1
China Water Affairs Group, Ltd. 415,320 323
Kunlun Energy Co., Ltd. 442,000 378
702
Brazil - 0.6%
Cia Energetica de Minas Gerais - ADR 119,890 303
Petroleo Brasileiro SA 107,234 536
Petroleo Brasileiro SA - ADR 18,545 186
Sao Martinho SA 194,006 1,056
Ultrapar Participacoes SA - ADR 94,146 376
Vale SA Class B - ADR 65,701 1,061
3,518
Canada - 4.1%
Agnico Eagle Mines, Ltd. 6,241 436
Barrick Gold Corp. 54,147 1,209
Canadian Natural Resources, Ltd. 9,372 212
Canadian Solar, Inc.(Æ) 38,425 2,104
Emera , Inc. 20,230 846
Enbridge, Inc. 104,090 3,497
Enerflex , Ltd. 88,543 456
Franco-Nevada Corp. Class T 9,445 1,125
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 355
Ivanhoe Mines, Ltd. Class A(Æ) 346,977 1,658
Kirkland Lake Gold, Ltd.(Æ) 1,074 41
Largo Resources, Ltd.(Æ) 1,255,149 1,757
Nutrien , Ltd. 29,147 1,436
Pembina Pipeline Corp. 90,615 2,385
Seven Generations Energy, Ltd. Class
A(Æ) 168,164 807
Suncor Energy, Inc. 22,490 376
TC Energy Corp.(Æ) 67,116 2,877
Teck Resources, Ltd. Class B 24,544 448
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westshore Terminals Investment Corp. 6,569 82
Wheaton Precious Metals Corp. 14,788 607
22,716
Chile - 0.5%
Sociedad Quimica y Minera de Chile
SA - ADR 50,592 2,577
China - 1.1%
China Gas Holdings, Ltd. 477,543 1,698
China Resources Gas Group, Ltd. 98,001 491
COSCO Shipping Ports, Ltd. 9,093 6
ENN Energy Holdings, Ltd. 69,136 1,071
Jiangsu Expressway Co., Ltd. Class H 1,571,969 1,821
Sungrow Power Supply Co., Ltd. Class A 28,000 448
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 209,400 444
5,979
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 102
Cyprus - 0.1%
Ros Agro PLC - GDR 53,239 643
Denmark - 0.3%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 397
Vestas Wind Systems A/S 7,014 1,501
1,898
Finland - 0.7%
Neste OYJ 39,023 2,757
Stora Enso OYJ Class R 20,738 377
UPM- Kymmene OYJ 25,554 912
4,046
France - 3.6%
Aeroports de Paris(Æ) 29,183 3,358
Eiffage SA 28,133 2,554
Engie SA 66,577 1,034
Eramet (Æ) 7,272 391
Gaztransport Et Technigaz SA 130 12
Getlink SE 257,577 3,972
Rubis SCA 44,350 2,008
Suez SA 37,980 781
Total SA 57,177 2,414
Veolia Environnement SA 12,373 331
Vilmorin & Cie SA 11,761 725
Vinci SA 28,873 2,679
20,259
Germany - 0.3%
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 13,171 715
K+S AG 56,607 642
ThyssenKrupp AG - ADR 8,043 94
1,451
Hong Kong - 0.4%
China High Speed Transmission
Equipment Group Co., Ltd. 430,347 405
CLP Holdings, Ltd. 80,638 755

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guangdong Investment, Ltd. 510,449 894
Nine Dragons Paper Holdings, Ltd. 172,585 266
2,320
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC(Æ) 271,173 2,038
India - 0.2%
Vedanta, Ltd. - ADR 123,612 1,077
Ireland - 0.2%
Smurfit Kappa Group PLC 21,704 1,044
Israel - 0.5%
Equital , Ltd.(Æ) 24,546 595
ICL Group, Ltd. 124,453 663
Israel Corp., Ltd. (The)(Æ) 4,758 977
Naphtha Israel Petroleum Corp., Ltd.(Æ) 66,705 301
2,536
Italy - 1.5%
ASTM SpA (Æ) 25,526 568
Atlantia SpA (Æ) 374,156 5,943
Enel SpA 92,775 921
Hera SpA 137,108 480
Infrastrutture Wireless Italiane SpA (Þ) 51,328 552
8,464
Japan - 1.1%
East Japan Railway Co. 4,600 311
Ebara Corp. 28,800 996
Hitachi Zosen Corp. 2,500 14
Inpex Corp. 53,700 316
Japan Petroleum Exploration Co., Ltd. 21,500 409
JFE Holdings, Inc. 28,700 252
Kubota Corp. 15,000 331
Mitsubishi Materials Corp. 5,900 126
Nippon Steel Corp. 55,300 646
Nittetsu Mining Co., Ltd. 5,600 296
Sumitomo Metal Mining Co., Ltd. 21,500 937
Takuma Co., Ltd. 14,600 310
Tokyo Gas Co., Ltd. 14,900 326
West Japan Railway Co. 14,600 793
6,063
Jersey - 1.0%
Amcor PLC 57,884 633
Glencore PLC(Æ) 1,449,304 4,874
5,507
Luxembourg - 0.2%
ArcelorMittal SA(Æ) 37,979 826
Corp. America Airports SA(Æ) 98,028 395
1,221
Mexico - 1.6%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 12,505 583
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 8,887 887
Grupo Aeroportuario del Sureste SAB de
CV Class B 189,525 2,982
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 4,011 629
Grupo Mexico SAB de CV 608,923 2,609
Infraestructura Energetica Nova SAB de
CV(Æ) 167,097 610
Promotora y Operadora de
Infraestructura SAB de CV 67,633 508
8,808
Netherlands - 1.0%
Koninklijke Vopak NV 4,697 238
OCI NV(Æ) 20,298 420
Royal Dutch Shell PLC Class A 263,580 4,796
5,454
New Zealand - 0.6%
Auckland International Airport, Ltd.(Æ) 675,094 3,601
Norway - 0.6%
Austevoll Seafood ASA 94,261 939
Borregaard ASA - ADR 22,679 414
BW Offshore, Ltd.(Æ) 50,269 196
DNO ASA(Æ) 659,139 521
Equinor ASA Class N 57,663 1,031
TGS Nopec Geophysical Co. ASA - ADR 4,803 64
3,165
Poland - 0.3%
KGHM Polska Miedz SA(Æ) 10,049 502
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,182
1,684
Russia - 2.9%
Gazprom Neft PJSC 138,626 576
Gazprom PJSC - ADR 70,373 390
Lukoil PJSC - ADR 38,257 2,710
MMC Norilsk Nickel PJSC - ADR 110,624 3,543
Novatek PJSC - GDR 21,360 3,552
PhosAgro PJSC - GDR 94,695 1,486
Rosneft Oil Co. PJSC - GDR 97,843 604
Surgutneftegas PJSC - ADR 289 , 763 1,429
Tatneft PJSC - ADR 29,221 1,132
TMK PJSC - GDR(Æ)(Š) 200,158 604
16,026
Singapore - 0.2%
Wilmar International, Ltd. 265,000 1,051
South Africa - 0.6%
African Rainbow Minerals, Ltd. 8,440 154
Anglo American PLC 87,607 2,881
Sibanye Stillwater, Ltd. 90,868 347
3,382
South Korea - 0.2%
POSCO 3,313 729
Young Poong Corp. 833 384
1,113
Spain - 2.2%
Aena SME SA(Þ) 62,543 9,594

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola SA 120,281 1,631
Repsol SA - ADR 91,585 898
12,123
Sweden - 0.3%
Holmen AB Class B 4,575 209
Svenska Cellulosa AB SCA Class B 94,077 1,657
1,866
Switzerland - 1.0%
Flughafen Zurich AG(Æ) 26,102 4,288
Gurit Holding AG 427 1,257
5,545
Thailand - 0.4%
PTT Exploration & Production PCL 273,900 955
PTT PCL 776,400 985
1,940
Turkey - 0.0%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 107,362 225
Ukraine - 0.1%
Kernel Holding SA 27,068 395
United Kingdom - 2.4%
Antofagasta PLC 29,173 571
BP PLC 191,043 710
Central Asia Metals PLC 60,634 183
DS Smith PLC 122,324 607
EnQuest PLC(Æ) 3,353,413 568
Ferrexpo PLC 154,122 595
John Wood Group PLC(Æ) 227,428 912
KAZ Minerals PLC 82,757 822
Mondi PLC 32,688 773
National Grid PLC 142,739 1,659
Petrofac, Ltd.(Æ) 200,378 325
Polypipe Group PLC(Æ) 57,671 403
Premier Oil PLC(Æ) 993,609 260
Scottish & Southern Energy PLC 129,846 2,636
Severn Trent PLC Class H 42,912 1,358
Signature Aviation PLC(Æ) 190,043 1,070
13,452
United States - 56.7%
AGCO Corp. 7,682 852
Agree Realty Corp.(ö) 57,408 3,628
Albemarle Corp. 6,721 1,093
Alexander & Baldwin, Inc. 20,622 312
Alexandria Real Estate Equities, Inc.(ö) 43,402 7,253
Alliant Energy Corp. 35,386 1,722
American Campus Communities, Inc.(ö) 45,416 1,869
American Electric Power Co., Inc. 4,264 345
American Homes 4 Rent Class A(ö) 153,083 4,628
American Tower Corp.(ö) 9,600 2,183
American Water Works Co., Inc. 5,961 948
Americold Realty Trust(ö) 22,890 799
Apartment Income REIT Corp.(ö) 26,293 1,019
Apartment Investment and Management
Co.(Æ) 2,032 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Apple Hospitality REIT, Inc.(ö) 232,289 2,899
Archer-Daniels-Midland Co. 6,233 312
AvalonBay Communities, Inc.(ö) 46,158 7,555
Avery Dennison Corp. 2,165 327
Avista Corp. 12,269 460
Bonanza Creek Energy, Inc.(Æ) 24,333 503
Boston Properties, Inc.(ö) 10,798 986
Brixmor Property Group, Inc.(ö) 34,729 588
Camden Property Trust(ö) 8,255 843
Centennial Resource Development, Inc.
Class A(Æ) 165,925 388
CenterPoint Energy, Inc. 60,047 1,266
Chatham Lodging Trust(ö) 15,171 162
Cheniere Energy, Inc.(Æ) 69,865 4,425
Chevron Corp. 9,688 825
CNX Resources Corp.(Æ) 22,415 284
ConocoPhillips 13,303 533
CoreSite Realty Corp. Class A(ö) 25,650 3,448
Corteva , Inc. Class W 21,042 839
Cousins Properties, Inc.(ö) 4,864 153
Crown Castle International Corp.(ö) 4,954 789
CSX Corp. 6,427 551
CubeSmart (ö) 15,152 528
CyrusOne , Inc.(ö) 42,404 3,093
Darling Ingredients, Inc.(Æ) 52,260 3,241
DiamondRock Hospitality Co.(Æ)(ö) 27,431 225
Digital Realty Trust, Inc.(ö) 21,030 3,027
Dominion Energy, Inc. 60,813 4,433
Douglas Emmett, Inc.(ö) 5,324 148
DTE Energy Co. 2,635 313
Duke Energy Corp. 8,599 808
Duke Realty Corp.(ö) 39,588 1,566
EastGroup Properties, Inc.(ö) 41,845 5,655
Edison International 2,654 154
Empire State Realty Trust, Inc. Class
A(ö) 137,066 1,351
Enphase Energy, Inc.(Æ) 5,622 1,025
Enterprise Products Partners, LP 162,963 3,297
EOG Resources, Inc. 8,795 448
Equinix , Inc.(Æ)(ö) 24,410 18,063
Equity LifeStyle Properties, Inc. Class
A(ö) 40,272 2,450
Equity Residential(ö) 22,696 1,399
Essential Properties Realty Trust, Inc.(ö) 187,418 3,902
Essential Utilities, Inc. 15,988 740
Essex Property Trust, Inc.(ö) 25,019 5,995
Evergy , Inc. 7,307 393
Eversource Energy(Æ) 32,906 2,879
Exelon Corp. 56,793 2,360
Extra Space Storage, Inc.(ö) 69,523 7,911
Exxon Mobil Corp. 23,968 1,075
Farmland Partners, Inc.(ö) 34,149 352
Federal Realty Investment Trust(ö) 1,195 105
First Industrial Realty Trust, Inc.(ö) 21,923 891
First Solar, Inc.(Æ) 12,489 1,238
FirstEnergy Corp. 24,731 761
Five Star Senior Living, Inc.(Æ) 33,402 241
FMC Corp. 8,335 903
Freeport-McMoRan, Inc.(Æ) 192,527 5,181
Gaming and Leisure Properties, Inc.(ö) 137,817 5,668

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GrafTech International, Ltd. 128,236 1,244
Halliburton Co. 31,579 557
Healthcare Realty Trust, Inc.(ö) 9,323 280
Healthpeak Properties, Inc.(ö) 18,172 539
Host Hotels & Resorts, Inc.(ö) 56,029 759
Howard Hughes Corp. (The)(Æ) 25,744 2,218
Hudson Pacific Properties, Inc.(ö) 10,463 245
Hyatt Hotels Corp. Class A 16,515 1,084
Invitation Homes, Inc.(ö) 137,342 4,049
JBG Smith Properties(ö) 22,802 681
Kilroy Realty Corp.(ö) 8,121 460
Kimco Realty Corp.(ö) 205,401 3,391
Kinder Morgan, Inc. 76,194 1,073
Kosmos Energy, Ltd.(Æ) 1,878,110 4,169
Lamar Advertising Co. Class A(ö) 7,259 586
Laredo Petroleum, Inc.(Æ) 14,793 344
Life Storage, Inc.(Æ)(ö) 72,260 5,895
Livent Corp.(Æ) 50,089 913
Mack-Cali Realty Corp.(ö) 26,987 344
Magellan Midstream Partners, LP 60,390 2,685
Magnolia Oil & Gas Corp.(Æ) 85,219 722
Medical Properties Trust, Inc.(ö) 137,578 2,904
MGM Growth Properties LLC Class A(ö) 38,473 1,198
Mid-America Apartment Communities,
Inc.(ö) 44,368 5,890
Mosaic Co. (The) 117,983 3,063
National Retail Properties, Inc.(ö) 2,618 102
NetSTREIT Corp.(ö) 79,014 1,361
Newmont Corp. 17,980 1,072
NexPoint Residential Trust, Inc.(ö) 8,332 329
NextEra Energy, Inc. 132,979 10,754
NexTier Oilfield Solutions, Inc.(Æ) 92,913 308
NiSource, Inc. 52,486 1,163
Norfolk Southern Corp. 3,128 740
Omega Healthcare Investors, Inc.(ö) 82,909 3,003
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 8,554 156
Ovintiv , Inc. 9,708 153
Paramount Group, Inc.(ö) 37,793 336
Park Hotels & Resorts, Inc.(ö) 291,523 4,863
Pebblebrook Hotel Trust(ö) 30,168 554
Phillips 66 640 43
Pinnacle West Capital Corp. 5,445 410
Pioneer Natural Resources Co. 3,888 470
PNM Resources, Inc. 17,363 842
Portland General Electric Co. 26,114 1,104
Prologis, Inc.(ö) 173,152 17,869
ProPetro Holding Corp.(Æ) 73,657 589
PS Business Parks, Inc.(ö) 3,276 446
Public Service Enterprise Group, Inc. 11,268 636
Public Storage(ö) 11,238 2,558
QTS Realty Trust, Inc. Class A(ö) 3,904 254
Rayonier, Inc.(ö) 12,312 379
Realty Income Corp.(ö) 15,804 933
Regency Centers Corp.(ö) 5,755 272
Renewable Energy Group, Inc.(Æ) 48,434 4,340
Retail Opportunity Investments Corp.(ö) 12,311 173
Retail Properties of America, Inc. Class
A(ö) 160,120 1,475
REX American Resources Corp.(Æ) 5,827 446
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rexford Industrial Realty, Inc.(ö) 107,883 5,280
Rexnord Corp. 13,656 517
RLJ Lodging Trust(ö) 28,817 372
Ryman Hospitality Properties, Inc.(ö) 5,638 366
Sabra Health Care REIT, Inc.(ö) 126,648 2,126
Safehold , Inc.(Æ) 2,644 195
SBA Communications Corp.(ö) 7,659 2,058
Select Energy Services, Inc. Class A(Æ) 53,353 268
Sempra Energy 7,298 903
Seritage Growth Properties(Æ)(ö) 25,044 446
Simon Property Group, LP(ö) 103,740 9,641
SITE Centers Corp.(ö) 25,058 278
SL Green Realty Corp.(ö) 46,296 3,124
SolarEdge Technologies, Inc.(Æ) 4,775 1,377
Southern Co. (The) 12,993 766
Southwestern Energy Co.(Æ) 81,159 306
STORE Capital Corp.(ö) 113,388 3,517
Summit Hotel Properties, Inc.(ö) 18,452 149
Sun Communities, Inc.(ö) 49,608 7,100
Talos Energy, Inc.(Æ) 49,527 419
Terreno Realty Corp.(ö) 14,094 797
UDR, Inc.(ö) 28,253 1,086
UGI Corp. 32,778 1,180
Union Pacific Corp. 4,120 814
Ventas, Inc.(ö) 96,731 4,456
VICI Properties, Inc.(ö) 17,251 436
W&T Offshore, Inc.(Æ) 165,536 401
WEC Energy Group, Inc.(Æ) 11,895 1,057
Welltower , Inc.(ö) 140,000 8,484
Weyerhaeuser Co.(ö) 69,089 2,155
Williams Cos., Inc. (The) 46,843 994
WP Carey, Inc.(ö) 5,276 350
Xcel Energy, Inc. 52,098 3,334
314,793
Total Common Stocks
(cost $431,748) 517,162
Preferred Stocks - 1.2%
Brazil - 1.0%
Bradespar SA
3.028% (Ÿ) 416,915 4,763
Petroleo Brasileiro SA
0.004% (Ÿ) 162,707 794
5,557
Russia - 0.2%
Tatneft PJSC
2.171% (Ÿ) 205,039 1,234
Total Preferred Stocks
(cost $4,700) 6,791
Short-Term Investments - 5.2%
United States - 5.2%
U.S. Cash Management Fund(@) 28,701,872 (∞) 28,696
Total Short-Term Investments
(cost $28,696) 28,696
Total Investments - 99.5%

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(identified cost $465,144) 552,649
Other Assets and Liabilities, Net
- 0.5%
3,022
Net Assets - 100.0%
555,671

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.8%
Aena SME SA 06/13/19 EUR 62,543 177 .07 11,075
9,594
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 51,328 11 .87 610
552
10,146
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 115 USD 21,305 03/21
376
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
376
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 1,499 $ — $ —
$ —
$ 1,499
Australia — 25,512 —
—
25,512
Austria — 1,367 —
—
1,367
Bermuda — 702 —
—
702
Brazil 3,518 — —
—
3,518
Canada 22,716 — —
—
22,716
Chile 2,577 — —
—
2,577
China — 5,979 —
—
5,979
Colombia 102 — —
—
102
Cyprus — 643 —
—
643
Denmark — 1,898 —
—
1,898
Finland — 4,046 —
—
4,046
France — 20,259 —
—
20,259
Germany — 1,451 —
—
1,451
Hong Kong — 2,320 —
—
2,320
Hungary — 2,038 —
—
2,038
India 1,077 — —
—
1,077
Ireland — 1,044 —
—
1,044
Israel — 2,536 —
—
2,536
Italy — 8,464 —
—
8,464
Japan — 6,063 —
—
6,063
Jersey 633 4,874 —
—
5,507
Luxembourg 395 826 —
—
1,221

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Mexico 8,808 — —
—
8,808
Netherlands — 5,454 —
—
5,454
New Zealand — 3,601 —
—
3,601
Norway — 3,165 —
—
3,165
Poland — 1,684 —
—
1,684
Russia 1,002 14,420 604
—
16,026
Singapore — 1,051 —
—
1,051
South Africa — 3,382 —
—
3,382
South Korea — 1,113 —
—
1,113
Spain — 12,123 —
—
12,123
Sweden — 1,866 —
—
1,866
Switzerland — 5,545 —
—
5,545
Thailand — 1,940 —
—
1,940
Turkey — 225 —
—
225
Ukraine — 395 —
—
395
United Kingdom — 13,452 —
—
13,452
United States 314,793 — —
—
314,793
Preferred Stocks 5,557 1,234 — — 6,791
Short-Term Investments — — — 28,696 28,696
Total Investments 362,677 160,672 604 28,696 552,649
Other Financial Instruments
Assets
Futures Contracts 376 — —
—
376
Total Other Financial Instruments
*
$ 376 $ — $ — $ — $ 376
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 107
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,310
Consumer Staples ...................................................................
3,145
Energy ....................................................................................
65,071
Financial Services ...................................................................
218,373
Health Care .............................................................................
242
Materials and Processing ........................................................
73,163
Producer Durables ..................................................................
69,809
Technology ..............................................................................
2,128
Utilities ...................................................................................
83,921
Preferred Stocks
Energy ....................................................................................
2,028
Financial Services ...................................................................
4,763
Short-Term Investments ................................................................
28,696
Total Investments .................................................................... 552,649

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 80.9%
Asset-Backed Securities - 4.2%
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 547 545
CIFC Funding, Ltd.
Series 2018-4RA Class B
2.423% due 10/17/30 500 500
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 103 113
Series 2020-AGS Class A
1.980% due 08/25/50 (Þ) 522 537
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 300 309
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 395 426
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 198 208
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 941 1,003
Drive Auto Receivables Trust
Series 2020-2 Class B
1.420% due 03/17/25 650 659
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 73 74
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 237 241
Exeter Automobile Receivables Trust
Series 2020-2A Class B
2.080% due 07/15/24 (Þ) 650 661
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 907 1,002
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 809 844
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 454 473
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 562
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,023
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 512
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 297 321
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 226 239
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 436 456
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 562 569
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Octagon Investment Partners 48, Ltd.
Series 2020-3A Class B
2.082% due 10/20/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 500 501
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
2.490% due 10/15/25 400 408
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,133
Series 2020-3 Class B
0.690% due 03/17/25 300 301
Series 2020-4 Class D
1.480% due 01/15/27 950 969
SMB Private Education Loan Trust
Series 2020-PTA Class A2A
1.600% due 09/15/54 (Þ) 750 762
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 703 726
SoFi Consumer Loan Program LLC
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,016
SoFi Consumer Loan Program Trust
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 250 255
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 416
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 440
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 300 303
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,047
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 517
SoFi Professional Loan Program LLC
Series 2015-C Class B
3.580% due 08/25/36 (Þ) 96 96
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 417
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 523
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 650 681
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 632
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,036
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 449
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 436
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 901
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 628
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 984
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 545 579

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunnova Helios Issuer, LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 350 352
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 524 554
Tesla Auto Lease Trust
Series 2020-A Class D
2.330% due 02/20/24 (Þ) 550 564
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 485 511
29,857
Corporate Bonds and Notes - 28.9%
3M Co.
2.875% due 10/15/27 292 324
Abbott Laboratories
4.750% due 11/30/36 241 324
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 300 309
10.125% due 08/01/26 (Þ) 275 316
4.250% due 02/25/29 (Þ) 1,000 1,000
AdaptHealth , LLC
4.625% due 08/01/29 (Þ) 368 376
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 222 243
Air Lease Corp.
3.250% due 03/01/25 270 289
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 256
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 267
Allegheny Technologies, Inc.
7.875% due 08/15/23 482 527
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 355
7.000% due 01/15/26 (Þ) 650 689
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 300 264
Alphabet, Inc.
1.998% due 08/15/26 256 272
Altria Group, Inc.
5.800% due 02/14/39 213 275
Amazon.com, Inc.
2.500% due 11/29/22 265 275
AMC Entertainment Holdings, Inc.
12.000% due 06/15/26 (Þ) 1,506 1,099
American Airlines Group, Inc.
3.750% due 03/01/25 (Þ) 213 163
11.750% due 07/15/25 (Þ) 325 376
American Homes 4 Rent, LP
4.250% due 02/15/28 261 298
Amsted Industries, Inc.
4.625% due 05/15/30 (Þ) 655 687
Antero Resources Corp.
8.375% due 07/15/26 (Þ) 196 207
Apache Corp.
5.100% due 09/01/40 140 142
5.350% due 07/01/49 210 207
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 742 731
Apollo Management Holdings, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 280
Apple, Inc.
1.800% due 09/11/24 304 319
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 369
Arch Capital Group, Ltd.
3.635% due 06/30/50 288 321
Arconic Inc.
6.750% due 01/15/28 200 244
Ares Capital Corp.
3.500% due 02/10/23 157 165
3.250% due 07/15/25 156 165
Arrow Electronics, Inc.
3.500% due 04/01/22 177 182
Arrow Global Finance PLC
1.000% due 03/01/26 500 604
AssuredPartners , Inc.
5.625% due 01/15/29 (Þ) 253 257
At Home Holding III, Inc.
8.750% due 09/01/25 (Þ) 623 682
AT&T, Inc.
2.550% due 12/01/33 (Þ) 278 277
Austin BidCo , Inc.
7.125% due 12/15/28 (Þ) 1,000 1,036
Avantor , Inc.
4.625% due 07/15/28 (Þ) 358 376
Avaya Holdings Corp.
2.250% due 06/15/23 359 392
Aviation Capital Group Corp.
4.875% due 10/01/25 (Þ) 278 310
Avis Budget Car Rental LLC
10.500% due 05/15/25 (Þ) 203 239
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 354 371
Ball Corp.
4.000% due 11/15/23 259 277
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 827 875
Bank of America Corp.
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 268
BankUnited , Inc.
4.875% due 11/17/25 259 297
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 950 973
5.250% due 01/30/30 (Þ) 154 159
Bayer US Finance II LLC
4.200% due 07/15/34 (Þ) 292 332
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 292 319
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 336 334
Becton Dickinson and Co.
2.894% due 06/06/22 195 201
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 41 39
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 258 291
Berkshire Hathaway Finance Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.450% due 10/15/30 278 277
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 238
Black Knight InfoServ LLC
3.625% due 09/01/28 (Þ) 368 372
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/44 (Þ) 205 276
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.625% due 12/15/25 (Þ) 175 185
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 203
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 175 186
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 836 875
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 308 326
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 251 271
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 357 371
Buckeye Partners, LP
4.150% due 07/01/23 539 553
4.125% due 12/01/27 215 220
5.850% due 11/15/43 70 70
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 191
Burlington Northern Santa Fe LLC
5.150% due 09/01/43 230 320
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 239 245
Calpine Corp.
5.250% due 06/01/26 (Þ) 230 237
Capital One Financial Corp.
4.200% due 10/29/25 245 278
Carlson Travel, Inc.
9.500% due 12/15/26 (Þ) 922 590
Carvana Co.
5.625% due 10/01/25 (Þ) 244 252
Caterpillar, Inc.
4.750% due 05/15/64 190 271
CBL & Associates, LP
5.950% due 12/15/26 475 176
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 683
Series DMTN
5.000% due 02/01/28 (Þ) 157 165
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 275
Centene Corp.
5.375% due 06/01/26 (Þ) 262 274
Series WI
4.250% due 12/15/27 535 566
4.625% due 12/15/29 1,079 1,196
CF Industries, Inc.
3.450% due 06/01/23 603 632
5.150% due 03/15/34 364 448
4.950% due 06/01/43 62 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 310
Cheniere Energy Partners, LP
Series WI
5.250% due 10/01/25 275 282
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 357 374
Chevron Corp.
2.895% due 03/03/24 272 291
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 (Þ) 294 294
Cigna Corp.
Series WI
6.125% due 11/15/41 130 188
Cinemark USA, Inc.
5.125% due 12/15/22 287 281
4.875% due 06/01/23 388 373
Cisco Systems, Inc.
3.000% due 06/15/22 273 283
CIT Group, Inc.
5.000% due 08/15/22 232 245
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 741
Clark Equipment Co.
5.875% due 06/01/25 (Þ) 307 325
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 326 333
Series WI
9.250% due 02/15/24 577 600
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 123
Coca-Cola Co. (The)
2.900% due 05/25/27 295 328
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 174
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 295
6.250% due 07/01/25 (Þ) 502 529
8.125% due 07/01/27 (Þ) 847 929
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 127 171
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 208
CommScope Technologies LLC
6.000% due 06/15/25 (Þ) 90 92
CommScope , Inc.
5.500% due 03/01/24 (Þ) 250 257
Communications Sales & Leasing, Inc. /
CSL Capital LLC
Series WI
8.250% due 10/15/23 461 467
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 391 360
Continental Resources, Inc.
5.750% due 01/15/31 (Þ) 208 225
Continental Wind LLC
6.000% due 02/28/33 (Þ) 193 225
Costco Wholesale Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 06/20/27 277 284
CP Atlas Buyer, Inc.
7.000% due 12/01/28 (Þ) 627 651
CRC Escrow Issuer LLC / CRC Finco ,
Inc.
5.250% due 10/15/25 (Þ) 541 539
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 249
Crestwood Midstream Partners, LP
5.625% due 05/01/27 (Þ) 376 362
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 264 277
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 243
Crown Americas LLC / Crown Americas
Capital Corp. VI
Series WI
4.750% due 02/01/26 268 278
Crown Castle International Corp.
5.250% due 01/15/23 254 277
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 549
CSC Holdings LLC
5.875% due 09/15/22 230 242
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 263 258
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 697
5.750% due 02/15/28 (Þ) 692 679
D.R. Horton, Inc.
4.750% due 02/15/23 260 279
DaVita, Inc.
4.625% due 06/01/30 (Þ) 228 239
DCP Midstream Operating, LP
6.750% due 09/15/37 (Þ) 89 99
5.600% due 04/01/44 210 219
Delek Logistics Partners LP
Series WI
6.750% due 05/15/25 379 373
Delta Air Lines, Inc.
3.625% due 03/15/22 227 231
3.800% due 04/19/23 854 875
7.000% due 05/01/25 (Þ) 245 284
4.750% due 10/20/28 (Þ) 220 244
3.750% due 10/28/29 122 120
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 258
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39(Ø)(Æ) 100 15
4.875% due 11/01/43(Ø)(Æ) 220 31
Diebold Nixdorf, Inc.
9.375% due 07/15/25 (Þ) 250 277
Series REGs
9.000% due 07/15/25 EUR 300 399
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 104
7.750% due 07/01/26 213 231
DISH Network Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NCd
3.375% due 08/15/26 947 873
Diversified Healthcare Trust
4.750% due 02/15/28 195 195
Dollar General Corp.
3.250% due 04/15/23 310 327
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 305
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,331
Ecolab, Inc.
3.250% due 12/01/27 290 328
Edison International
2.400% due 09/15/22 193 198
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 243
Embarq Corp.
7.995% due 06/01/36 203 249
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 188
Enable Midstream Partners, LP
4.400% due 03/15/27 283 295
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 291
Encompass Health Corp.
4.500% due 02/01/28 351 365
Endo International PLC
6.000% due 06/30/28 (Þ) 234 196
Endurance International Group
Holdings, Inc.
6.000% due 02/15/29 (Þ) 1,500 1,474
Energy Transfer Operating, LP
6.125% due 12/15/45 263 296
EnerSys
5.000% due 04/30/23 (Þ) 233 245
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 553 547
4.150% due 06/01/25 220 214
4.850% due 07/15/26 59 57
5.600% due 04/01/44 523 420
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 138
8.500% due 09/15/25 (Þ) 115 112
Enterprise Products Operating LLC
5.950% due 02/01/41 212 285
EPR Properties Co.
4.950% due 04/15/28 330 343
3.750% due 08/15/29 380 372
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 171
4.500% due 01/15/29 (Þ) 217 209
4.750% due 01/15/31 (Þ) 195 188
Series 30Y
6.500% due 07/15/48 68 65
Series 5Y
4.750% due 07/15/23 186 193
Equities Corp.
7.000% due 02/01/30 807 1,029
Exelon Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.497% due 06/01/22 155 161
Exelon Generation Co. LLC
5.600% due 06/15/42 174 200
Expedia, Inc.
Series WI
3.800% due 02/15/28 272 290
Exxon Mobil Corp.
1.571% due 04/15/23 307 315
FirstEnergy Corp.
Series B
4.250% due 03/15/23 352 370
3.900% due 07/15/27 1,793 1,959
Series C
7.375% due 11/15/31 62 87
4.850% due 07/15/47 471 570
FirstMerit Corp.
4.350% due 02/04/23 301 323
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 228 241
Ford Holdings LLC
9.300% due 03/01/30 308 407
Ford Motor Co.
8.500% due 04/21/23 508 569
9.000% due 04/22/25 260 317
4.346% due 12/08/26 1,237 1,323
9.625% due 04/22/30 646 915
7.450% due 07/16/31 742 948
4.750% due 01/15/43 58 59
5.291% due 12/08/46 340 358
Ford Motor Credit Co. LLC
3.087% due 01/09/23 419 424
3.021% due 03/06/24 700 877
3.664% due 09/08/24 200 205
4.687% due 06/09/25 868 924
4.134% due 08/04/25 743 780
4.542% due 08/01/26 540 578
4.271% due 01/09/27 232 244
4.125% due 08/17/27 327 344
5.113% due 05/03/29 1,006 1,107
Freeport-McMoRan, Inc.
4.375% due 08/01/28 420 445
4.625% due 08/01/30 650 722
5.400% due 11/14/34 264 328
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 296
Fresh Market, Inc. (The)
9.750% due 05/01/23 (Þ) 246 253
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 650 674
6.750% due 05/01/29 (Þ) 176 185
FS KKR Capital Corp.
4.125% due 02/01/25 276 287
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 810
GE Capital Funding LLC
4.550% due 05/15/32 (Þ) 251 296
General Electric Co.
3.625% due 05/01/30 116 129
Series MTNA
6.750% due 03/15/32 121 168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Financial Co., Inc.
5.200% due 03/20/23 296 324
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 399
6.500% due 10/01/25 711 658
8.000% due 01/15/27 367 349
7.750% due 02/01/28 391 363
Genworth Holdings, Inc.
4.800% due 02/15/24 55 51
6.500% due 06/15/34 251 232
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 240
GEO Group, Inc. (The)
5.875% due 10/15/24 304 230
Georgia Power Co.
5.400% due 06/01/40 58 76
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 290
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 368 375
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 283
Goldman Sachs Capital I
6.345% due 02/15/34 205 287
GrafTech International, Ltd.
4.625% due 12/15/28 (Þ) 191 193
Graphic Packaging International LLC
4.875% due 11/15/22 266 278
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 280
Harman International Industries, Inc.
4.150% due 05/15/25 284 317
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 505 530
HCA, Inc.
5.875% due 05/01/23 228 249
7.690% due 06/15/25 74 89
4.500% due 02/15/27 175 203
7.500% due 11/15/95 46 60
Hecla Mining Co.
7.250% due 02/15/28 1,000 1,081
Hess Midstream, LP
5.125% due 06/15/28 (Þ) 361 375
Hewlett Packard Enterprise Co.
6.000% due 09/15/41 224 287
Series WI
6.350% due 10/15/45 211 274
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 15
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.000% due 12/01/24 (Þ) 41 41
5.750% due 10/01/25 (Þ) 362 370
6.250% due 11/01/28 (Þ) 160 169
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 265 275
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 248
Hologic , Inc.
4.625% due 02/01/28 (Þ) 345 366

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Home Depot, Inc. (The)
2.625% due 06/01/22 179 184
2.500% due 04/15/27 132 143
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 292 297
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 238 245
Howmet Aerospace, Inc.
5.900% due 02/01/27 658 766
5.950% due 02/01/37 108 132
HSBC Holdings PLC
7.200% due 07/15/97 173 287
Humana, Inc.
8.150% due 06/15/38 188 298
Hyatt Hotels Corp.
4.850% due 03/15/26 288 320
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 887
6.250% due 05/15/26 888 939
5.250% due 05/15/27 341 358
iHeartCommunications , Inc.
8.375% due 05/01/27 300 320
Ingersoll Rand, Inc.
4.250% due 06/15/23 302 328
International Paper Co.
7.300% due 11/15/39 205 326
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 316 312
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 274
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 261 277
iStar , Inc.
4.250% due 08/01/25 248 244
JBS USA LUX SA /JBS USA Food Co./
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,151
6.500% due 04/15/29 (Þ) 1,383 1,573
5.500% due 01/15/30 (Þ) 668 759
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Æ) 281 —
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 160 213
Johnson & Johnson
2.450% due 03/01/26 252 273
JPMorgan Chase & Co.
8.000% due 04/29/27 233 323
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 2,274
Kennedy-Wilson, Inc.
5.875% due 04/01/24 249 253
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 285
Kinder Morgan, Inc.
5.300% due 12/01/34 250 304
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 214 282
Kraft Foods Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 06/06/22 494 513
Series WI
6.500% due 02/09/40 287 389
Kraft Heinz Foods Co.
4.000% due 06/15/23 570 612
6.875% due 01/26/39 348 478
7.125% due 08/01/39 (Þ) 711 1,009
5.000% due 06/04/42 544 629
Series WI
3.950% due 07/15/25 253 276
4.375% due 06/01/46 757 806
4.875% due 10/01/49 976 1,104
Kroger Co. (The)
3.850% due 08/01/23 301 324
L Brands, Inc.
6.950% due 03/01/33 140 149
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 250
Las Vegas Sands Corp.
3.200% due 08/08/24 279 293
Lennar Corp.
4.750% due 11/15/22 226 239
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 160 164
4.750% due 10/15/27 (Þ) 571 572
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 326
Loews Corp.
6.000% due 02/01/35 169 233
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,018 1,052
4.625% due 11/15/27 (Þ) 231 241
Lubrizol Corp.
6.500% due 10/01/34 86 130
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 652
Mack-Cali Realty, LP
4.500% due 04/18/22 111 113
3.150% due 05/15/23 266 269
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 489 537
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 354 368
Main Street Capital Corp.
5.200% due 05/01/24 174 189
Marathon Petroleum Corp.
5.850% due 12/15/45 247 298
Markel Corp.
5.000% due 04/05/46 161 214
Marriott International, Inc.
Series WI
3.750% due 03/15/25 266 286
Mattel, Inc.
6.200% due 10/01/40 47 55
McDonald's Corp.
3.350% due 04/01/23 311 330
Mello Warehouse Securitization Trust
1.000% due 02/25/55 (Þ) 550 550
Merck & Co., Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.400% due 09/15/22 272 280
MGIC Investment Corp.
5.250% due 08/15/28 342 366
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 277
MGM Resorts International
4.625% due 09/01/26 357 372
Microsoft Corp.
2.400% due 08/08/26 291 315
MidAmerican Energy Co.
4.400% due 10/15/44 247 313
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 173
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 181
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 709
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 191
Series WI
5.375% due 11/15/22 263 278
Mondelez International, Inc.
0.625% due 07/01/22 329 330
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 280
Motorola Solutions, Inc.
5.500% due 09/01/44 178 227
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 371
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 372
Murphy Oil Corp.
7.050% due 05/01/29 107 104
4.750% due 09/15/29 348 372
5.875% due 12/01/42 67 59
National Fuel Gas Co.
5.500% due 01/15/26 249 290
National Oilwell Varco, Inc.
3.600% due 12/01/29 291 303
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 374
Navient Corp.
5.500% due 01/25/23 272 285
5.000% due 03/15/27 243 246
Series MTN
5.625% due 08/01/33 79 75
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 330
Netflix, Inc.
4.375% due 11/15/26 327 374
Nevada Power Co.
5.375% due 09/15/40 201 264
Newell Brands, Inc.
3.850% due 04/01/23 471 496
4.200% due 04/01/26 745 819
Newfield Exploration Co.
5.625% due 07/01/24 62 67
5.375% due 01/01/26 120 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 239
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 204 207
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 304
NIKE, Inc.
2.750% due 03/27/27 254 279
Norfolk Southern Corp.
3.100% due 05/17/27 292 328
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 193
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Þ)(Ø)(Æ) 1,070 —
Northwest Fibers, Inc.
10.750% due 06/01/28 (Þ) 63 71
NortonLifeLock , Inc.
3.950% due 06/15/22 144 147
Occidental Petroleum Corp.
2.700% due 02/15/23 33 33
6.950% due 07/01/24 200 217
2.900% due 08/15/24 999 967
5.875% due 09/01/25 509 534
6.375% due 09/01/28 415 452
3.500% due 08/15/29 1,254 1,164
6.125% due 01/01/31 290 315
6.450% due 09/15/36 436 478
4.300% due 08/15/39 323 283
6.200% due 03/15/40 640 665
4.500% due 07/15/44 87 75
6.600% due 03/15/46 386 416
4.400% due 04/15/46 884 778
4.100% due 02/15/47 710 589
4.200% due 03/15/48 34 29
4.400% due 08/15/49 85 72
Oceaneering International, Inc.
4.650% due 11/15/24 258 243
Onemain Finance Corp.
5.375% due 11/15/29 221 243
ONEOK, Inc.
4.450% due 09/01/49 339 348
Oracle Corp.
4.000% due 11/15/47 233 275
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 369
4.250% due 01/15/29 (Þ) 197 196
4.625% due 03/15/30 (Þ) 146 146
Ovintiv , Inc.
8.125% due 09/15/30 183 240
7.200% due 11/01/31 30 38
6.500% due 08/15/34 460 564
6.625% due 08/15/37 25 30
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/23 (Þ) 343 367
PacifiCorp
6.350% due 07/15/38 177 260
Pactiv LLC
7.950% due 12/15/25 200 226
Par Pharmaceutical, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 04/01/27 (Þ) 568 612
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 1,306 758
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 655 628
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,124 899
Peninsula Pacific Entertainment, LLC
8.500% due 11/15/27 (Þ) 229 246
PepsiCo, Inc.
3.600% due 03/01/24 252 275
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 1,000
7.750% due 02/25/29 (Þ) 1,000 1,000
PG&E Corp.
5.250% due 07/01/30 500 550
Photo Holdings Merger Sub, Inc.
8.500% due 10/01/26 (Þ) 235 248
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 259 271
Series MTN8
2.850% due 01/31/23 235 242
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 700 716
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 219 230
5.500% due 12/15/29 (Þ) 129 140
Precision Castparts Corp.
2.500% due 01/15/23 184 191
Procter & Gamble Co. (The)
2.450% due 11/03/26 250 273
Progress Energy, Inc.
7.750% due 03/01/31 135 199
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 975 1,033
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 293 315
Public Storage
2.370% due 09/15/22 272 281
PulteGroup, Inc.
7.875% due 06/15/32 210 310
QTS Realty Trust, Inc.
3.875% due 10/01/28 (Þ) 237 242
Radian Group, Inc.
4.500% due 10/01/24 237 248
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 459
Range Resources Corp.
8.250% due 01/15/29 (Þ) 163 171
RBS Global, Inc. / Rexnord LLC
4.875% due 12/15/25 (Þ) 271 277
Real Hero Merger Sub 2
6.250% due 02/01/29 (Þ) 195 200
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 224 248
Regions Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 12/10/37 183 278
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 308
Republic Services, Inc.
3.375% due 11/15/27 290 328
Resideo Funding, Inc.
6.125% due 11/01/26 (Þ) 1,150 1,222
Retail Properties of America, Inc.
4.000% due 03/15/25 276 290
RHP Hotel Properties, LP / RHP
Finance Corp.
Series WI
5.000% due 04/15/23 283 284
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 682
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 423 457
3.700% due 03/15/28 350 305
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 37 43
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 302
Safeway, Inc.
7.250% due 02/01/31 452 530
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 116
Series WI
3.244% due 10/05/26 149 162
Scientific Games International, Inc.
8.625% due 07/01/25 (Þ) 150 162
5.000% due 10/15/25 (Þ) 221 228
8.250% due 03/15/26 (Þ) 40 42
7.250% due 11/15/29 (Þ) 203 219
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 374
6.875% due 07/15/33 (Þ) 200 264
Service Properties Trust
4.500% due 06/15/23 599 602
4.650% due 03/15/24 273 271
7.500% due 09/15/25 375 422
4.950% due 02/15/27 61 59
5.500% due 12/15/27 186 199
3.950% due 01/15/28 77 70
4.950% due 10/01/29 109 103
4.375% due 02/15/30 122 111
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
3.450% due 06/01/27 278 315
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 277 299
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 357 370
Simon Property Group, LP
4.750% due 03/15/42 241 291
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 366 370
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 232 259
Solera LLC / Solera Finance, Inc.
10.500% due 03/01/24 (Þ) 517 531
Southern Power Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
4.950% due 12/15/46 277 329
Southwestern Energy Co.
6.200% due 01/23/25 275 288
Spectra Energy Partners, LP
3.375% due 10/15/26 274 305
Sprint Capital Corp.
6.875% due 11/15/28 1,943 2,494
8.750% due 03/15/32 184 281
Sprint Communications, Inc.
6.000% due 11/15/22 255 274
Sprint Corp.
7.625% due 03/01/26 269 332
Series WI
7.875% due 09/15/23 892 1,030
Starwood Property Trust, Inc.
Series WI
4.750% due 03/15/25 141 141
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 366 376
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,056 1,080
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 188
Synchrony Financial
3.700% due 08/04/26 214 235
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 252
Sysco Corp.
3.300% due 07/15/26 267 296
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 (Þ) 331 345
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 350 384
TCI Communications, Inc.
7.875% due 02/15/26 144 192
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 256
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 357 375
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 522
5.125% due 11/01/27 (Þ) 203 214
6.125% due 10/01/28 (Þ) 350 366
6.875% due 11/15/31 139 150
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 218 286
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 273 280
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 722
Tesla, Inc.
5.300% due 08/15/25 (Þ) 268 279
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 297
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Cable LLC
6.750% due 06/15/39 202 282
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 279 306
4.500% due 02/01/26 162 166
4.750% due 02/01/28 138 147
TMS International Holding Corp
7.250% due 08/15/25 (Þ) 806 818
TransDigm UK Holdings PLC
Series WI
6.875% due 05/15/26 235 248
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 268
6.250% due 03/15/26 (Þ) 869 919
4.625% due 01/15/29 (Þ) 224 222
Series WI
6.375% due 06/15/26 235 243
Transocean, Inc.
6.800% due 03/15/38 408 155
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 713
TriMas Corp.
4.875% due 10/15/25 (Þ) 248 254
Trinity Industries, Inc.
4.550% due 10/01/24 268 282
TripAdvisor, Inc.
7.000% due 07/15/25 (Þ) 227 245
Triumph Group, Inc.
5.250% due 06/01/22 372 353
6.250% due 09/15/24 (Þ) 704 694
Series WI
7.750% due 08/15/25 1,329 1,246
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 272 282
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 244
Unilever Capital Corp.
2.600% due 05/05/24 308 329
United Airlines Holdings, Inc.
5.000% due 02/01/24 257 254
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 232 237
United Parcel Service, Inc.
2.350% due 05/16/22 182 187
3.900% due 04/01/25 127 143
United Rentals NA, Inc.
5.500% due 05/15/27 228 244
United States Steel Corp.
6.250% due 03/15/26 388 372
6.650% due 06/01/37 188 179
UnitedHealth Group, Inc.
3.875% due 08/15/59 256 314
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.125% due 12/15/24 (Þ) 307 316
7.875% due 02/15/25 (Þ) 31 33
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 372
Unum Group
5.750% due 08/15/42 237 295
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 265 278

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Foods, Inc.
5.875% due 06/15/24 (Þ) 273 277
4.750% due 02/15/29 (Þ) 364 365
Vale Overseas, Ltd.
6.250% due 08/10/26 263 323
Valero Energy Corp.
7.500% due 04/15/32 223 311
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 272 276
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 2,542 2,548
7.500% due 09/01/25 (Þ) 700 719
Verizon Communications, Inc.
2.625% due 08/15/26 251 273
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 700 716
6.500% due 07/15/28 (Þ) 300 324
VICI Properties LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 368
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 273 283
Vornado Realty Trust
3.500% due 01/15/25 298 318
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 313
Walmart, Inc.
3.400% due 06/26/23 261 280
Walt Disney Co. (The)
Series WI
3.000% due 09/15/22 274 286
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 853 889
Washington Prime Group, LP
6.450% due 08/15/24 225 159
Webster Financial Corp.
4.100% due 03/25/29 254 280
Wells Fargo & Co.
3.900% due 05/01/45 264 314
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 170 175
Western Midstream Operating, LP
4.050% due 02/01/30 146 161
5.450% due 04/01/44 215 225
5.300% due 03/01/48 592 607
5.250% due 02/01/50 266 299
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 281
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 294
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 359 370
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 96 97
Wyeth
6.000% due 02/15/36 220 321
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 210
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 04/15/25 (Þ) 461 495
XPO CNW, Inc.
6.700% due 05/01/34 251 299
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 772 829
Yum! Brands, Inc.
3.875% due 11/01/23 426 446
7.750% due 04/01/25 (Þ) 253 278
6.875% due 11/15/37 92 118
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 431 467
ZoomInfo Techologies , Inc.
3.875% due 02/01/29 (Þ) 786 794
206,058
International Debt - 26.7%
1011778 BC ULC / New Red Finance,
Inc.
5.750% due 04/15/25 (Þ) 158 168
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 1,000
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 276
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 572
Advanz Pharma Corp., Ltd.
8.000% due 09/06/24 1,841 1,871
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 228
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 635
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,969 945
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 295
Alberta Energy Co., Ltd.
7.375% due 11/01/31 98 125
Alibaba Group Holding, Ltd.
Series WI
4.500% due 11/28/34 225 271
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 164 164
America Movil SAB de CV
3.125% due 07/16/22 304 316
Andrade Gutierrez International SA
Series REGS
9.500% due 12/30/24 (~)(Ê) 418 260
Anglo American Capital PLC
5.375% due 04/01/25 (Þ) 240 280
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 243 280
Apidos CLO XI
Series 2019-11A Class CRR
3.635% due 10/17/30 (USD 3 Month
LIBOR + 2.500%)(Ê)(Þ) 500 500
Apidos CLO XXXI
Series 2019-31A Class C
3.769% due 04/15/31 (USD 3 Month
LIBOR + 2.550%)(Ê)(Þ) 500 500

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 374
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 111
0.500% due 07/09/30 (~)(Ê) 1,418 486
1.125% due 07/09/35 (~)(Ê) 1,418 486
2.000% due 01/09/38 (~)(Ê) 2,284 896
Athene Holding, Ltd.
6.150% due 04/03/30 230 286
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 371 376
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 250 250
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,312
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 288
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 287
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 202 226
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 413
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 254
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 349
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 235
Bank 2021-BNK31
1.000% due 02/15/54 1,589 172
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 276
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 823 750
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 283
Barclays PLC
4.950% due 01/10/47 241 313
Barings CLO, Ltd.
Series 2019-3A Class C
3.835% due 04/20/31 (USD 3 Month
LIBOR + 2.700%)(Ê)(Þ) 385 386
Bausch Health Cos., Inc.
5.250% due 02/15/31 (Þ) 272 280
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 260 281
BDS, Ltd.
Series 2020-FL5 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.694% due 02/16/37 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 560 557
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
3.785% due 01/20/29 (USD 3 Month
LIBOR + 2.650%)(Ê)(Þ) 500 500
Series 2021-IVA Class BRRR
1.000% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 497
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 283
Bowman Park CLO, Ltd.
Series 2015-1A Class E
5.760% due 11/23/25 (USD 3 Month
LIBOR + 5.400%)(Ê)(Þ) 400 396
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 389
Brookfield Finance, Inc.
4.700% due 09/20/47 236 293
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 269 277
6.250% due 09/15/27 (Þ) 212 224
4.875% due 02/15/30 (Þ) 23 24
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 320
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 303
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Carnival Corp.
11.500% due 04/01/23 (Þ) 646 733
9.875% due 08/01/27 (Þ) 213 244
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 249
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 200
Cemex SAB de CV
7.375% due 06/05/27 (Þ) 320 361
3.875% due 07/11/31 (Þ) 700 701
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 460
Cencosud SA
5.150% due 02/12/25 (Þ) 250 279
Cenovus Energy, Inc.
6.750% due 11/15/39 301 390
Series WI
5.400% due 06/15/47 528 618
CEZ AS
Series REGS
5.625% due 04/03/42 383 461
CFLD (Cayman) Investment, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.050% due 01/13/25 1,310 479
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 390 395
4.250% due 12/31/99 586 594
China Evergrande Group
9.500% due 03/29/24 500 435
8.750% due 06/28/25 596 476
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 500
Cimpress PLC
7.000% due 06/15/26 (Þ) 242 254
Colombia Government International
Bond
3.875% due 04/25/27 300 330
7.375% due 09/18/37 1,000 1,397
6.125% due 01/18/41 600 768
5.000% due 06/15/45 500 580
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 715
Commercial Bank International PSC
6.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 5.597%)(Ê)(ƒ) 857 893
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 428
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 376 383
6.500% due 05/15/26 (Þ) 727 731
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 427
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,960
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 327
4.375% due 03/17/25 (Þ) 283 316
Credit Suisse Group Funding (Guernsey),
Ltd.
Series WI
3.800% due 06/09/23 255 274
Danone SA
2.589% due 11/02/23 (Þ) 277 291
Danske Bank A/S
1.226% due 06/22/24 (Þ) 325 329
Deutsche Bank AG
3.700% due 05/30/24 258 279
4.500% due 04/01/25 571 611
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 474
Series 1254
4.100% due 01/13/26 255 283
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 327
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 721
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 293
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,371
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,255
6.850% due 01/27/45 (Þ) 2,000 2,355
Dryden Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 483
Ecopetrol SA
7.375% due 09/18/43 962 1,251
5.875% due 05/28/45 101 115
Ecuador Government International Bond
5.000% due 07/31/30 (~)(Ê)(Þ) 475 253
8.408% due 07/31/30 (~)(Ê)(Þ) 107 46
1.000% due 07/31/35 (~)(Ê)(Þ) 1,614 735
0.500% due 07/31/40 (~)(Ê)(Þ) 461 200
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 542
6.875% due 04/30/40 (Þ) 3,000 3,073
8.700% due 03/01/49 (Þ) 750 834
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,456
7.650% due 06/15/35 498 488
Electricite de France SA
6.000% due 01/22/14 (Þ) 230 328
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 571
Empire Communities LLC
7.000% due 12/15/25 (Þ) 170 179
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 717
Empresa Electrica Guacolda SA
Series REGS
4.560% due 04/30/25 920 837
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 589
Enbridge, Inc.
2.900% due 07/15/22 133 137
3.700% due 07/15/27 167 190
Encana Corp.
6.500% due 02/01/38 50 60
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 287
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 237 277

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engie SA
2.875% due 10/10/22 (Þ) 236 245
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 250 301
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 225
Series REGS
7.125% due 02/11/25 2,711 2,897
8.450% due 08/10/28 402 453
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 940
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
2.894% due 04/15/36 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 290 286
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 215
Series REGS
3.375% due 08/05/26 200 217
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 278
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 775 792
7.500% due 04/01/25 (Þ) 175 181
6.875% due 03/01/26 (Þ) 366 381
6.875% due 10/15/27 (Þ) 700 755
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 368
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 242 296
2.386% due 02/17/26 EUR 345 422
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.859%)(Ê)(ƒ) 226 219
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 412
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 522
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,413
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 223
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 264 309
Georgian Railway JSC
Series REGS
7.750% due 07/11/22 550 583
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 793
10.750% due 10/14/30 (Þ) 250 332
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 291 300
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,715 1,535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 399
Gtlk Europe Captial DAC
4.800% due 02/26/28 200 208
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 581
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 413 443
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 553
HSBC Holdings PLC
6.500% due 05/02/36 228 324
Hudbay Minerals, Inc.
6.125% due 04/01/29 (Þ) 165 175
Husky Energy Inc.
6.800% due 09/15/37 243 312
Indonesia Asahan Aluminium ( Persero )
PT
Series REGS
6.757% due 11/15/48 200 268
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.135%)(Ê)(ƒ) 431 436
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,034 874
Intelligent Packaging, Ltd.
6.000% due 09/15/28 (Þ) 99 102
InterCement Financial Operations BV
Series REGS
5.750% due 07/17/24 584 505
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 191
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 167
5.017% due 06/26/24 (Þ) 571 621
3.875% due 07/14/27 (Þ) 149 164
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 294 324
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 875 823
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 500 567
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 352 376
5.750% due 01/15/28 (Þ) 495 525
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 220
7.375% due 10/10/47 1,000 1,137
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 500 487
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 973

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 471
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 314
Kenya Government International Bond
8.250% due 02/28/48 200 227
Series REGS
6.875% due 06/24/24 1,000 1,104
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,083 1,101
Kraft Heinz Foods Co.
1.500% due 05/24/24 EUR 300 375
4.125% due 07/01/27 GBP 500 760
2.250% due 05/25/28 EUR 403 526
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 681
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 756
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
LCM 30, Ltd.
Series 2019-30A Class C
3.735% due 04/20/31 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 250 250
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 874
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 750 97
6.200% due 02/26/25 500 63
Series REGS
6.000% due 01/27/23 230 30
Lloyds Banking Group PLC
4.650% due 03/24/26 283 325
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 211 266
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 255 328
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 223
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 228
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 651
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 363
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 826
Meituan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 10/28/25 (Þ) 276 282
Merlin Entertainments, Ltd.
5.750% due 06/15/26 (Þ) 244 253
Methanex Corp.
5.250% due 12/15/29 630 660
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 226
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 273 281
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 754 694
Morgan Stanley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 447
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 309
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,151
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 600 891
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 429
MSU Energy SA / UGEN SA / UENSA
SA
Series REGS
6.875% due 02/01/25 312 203
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 210 170
7.500% due 01/15/28 (Þ) 103 80
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 468
National Bank of Canada
2.150% due 10/07/22 (Þ) 269 277
Natwest Group PLC
7.648% due 12/31/49 (USD 3 Month
LIBOR + 2.500%)(Ê)(ƒ) 196 298
NCL Corp., Ltd.
12.250% due 05/15/24 (Þ) 208 242
Netflix, Inc.
Series REGS
3.625% due 06/15/30 EUR 1,167 1,715
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
3.535% due 04/20/27 (USD 3 Month
LIBOR + 2.400%)(Ê)(Þ) 250 248
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 500
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 539
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø)(Æ) 195 4
6.200% due 08/01/40 (Ø)(Æ) 170 3
8.950% due 04/01/45 (Ø)(Æ) 69 1
Nokia OYJ
3.375% due 06/12/22 270 279

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank AB
4.250% due 09/21/22 (Þ) 266 283
Oaktree CLO, Ltd.
Series 2019-2A Class B1
4.019% due 04/15/31 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 385 385
OCP SA
Series REGS
4.500% due 10/22/25 343 371
6.875% due 04/25/44 200 260
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 250
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 500
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 1,071 1,213
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 226
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 612
5.625% due 01/17/28 500 517
6.500% due 03/08/47 500 487
6.750% due 01/17/48 600 591
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 525
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 373
Oschadbank Via SSB #1 PLC
7.123% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 1,050 982
9.625% due 03/20/25 (~)(Ê)(Þ) 326 349
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 218
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,869
Palmer Square Loan Funding, Ltd.
Series 2018-1A Class D
5.169% due 04/15/26 (USD 3 Month
LIBOR + 3.950%)(Ê)(Þ) 400 388
Panasonic Corp.
2.536% due 07/19/22 (Þ) 274 282
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 728
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 130 136
5.875% due 07/15/27 (Þ) 108 116
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 1,100 1,143
Series REGS
6.450% due 05/30/44 2,300 3,104
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.250% due 10/24/42 440 508
6.250% due 01/25/49 245 323
Petrobras Global Finance BV
6.875% due 01/20/40 228 274
6.850% due 06/05/15 933 1,089
Petro-Canada
6.800% due 05/15/38 212 296
Petroleos de Venezuela SA
5.375% due 04/12/27 1,000 37
Series REGS
6.000% due 05/16/24 8,000 300
6.000% due 11/15/26 3,986 149
5.500% due 04/12/37 2,150 81
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 898
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,620
6.500% due 06/02/41 650 571
5.500% due 06/27/44 2,000 1,631
Series REGS
6.625% due 09/29/49 702 605
Series WI
6.875% due 08/04/26 45 48
6.500% due 01/23/29 90 90
5.625% due 01/23/46 1,000 807
6.750% due 09/21/47 1,433 1,252
7.690% due 01/23/50 1,800 1,702
6.950% due 01/28/60 1,050 920
Popular, Inc.
6.125% due 09/14/23 262 282
POSCO
2.375% due 01/17/23 (Þ) 272 280
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 426
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 756
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 473
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 1,240 335
Prosus NV
3.680% due 01/21/30 (Þ) 254 274
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 111
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 525
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 402
Quebecor Media, Inc.
5.750% due 01/15/23 257 276
Republic of Egypt Government
International Bond
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.700% due 03/01/49 250 278
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 263
Republic of Turkey Government
International Bond
5.875% due 06/26/31 1,000 1,019
Rolls-Royce PLC
Series 144a
5.750% due 10/15/27 (Þ) 263 281
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 249 287
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 537
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 383 442
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 235
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 1,072 992
Sands China, Ltd.
Series WI
3.800% due 01/08/26 268 283
Santander UK Group Holdings PLC
3.373% due 01/05/24 (USD 3 Month
LIBOR + 1.080%)(Ê) 275 289
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 163
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,765
Series REGS
4.625% due 10/04/47 250 299
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 298
4.375% due 04/16/49 400 470
4.375% due 04/16/49 (Þ) 200 236
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 656
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 633
Scenery Journey, Ltd.
13.750% due 11/06/23 400 384
Schneider Electric SE
2.950% due 09/27/22 (Þ) 269 280
SCOF-2, Ltd.
Series 2018-2A Class CR
3.479% due 07/15/28 (USD 3 Month
LIBOR + 2.260%)(Ê)(Þ) 500 500
Seagate HDD Cayman
4.875% due 03/01/24 250 270
5.750% due 12/01/34 271 321
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 267
Shelf Drilling Holdings, Ltd.
Series REGS
8.250% due 02/15/25 660 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 283
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 373
Sky, Ltd.
3.125% due 11/26/22 (Þ) 260 273
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 294
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 300
Series REGS
6.850% due 03/14/24 200 126
6.825% due 07/18/26 1,300 793
6.200% due 05/11/27 200 120
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 193
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 554
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 435
State Bank of India
4.875% due 04/17/24 (Þ) 262 289
5.500% due 09/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 203
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 679
Statoil ASA
2.450% due 01/17/23 269 280
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 84
6.000% due 04/01/42 (Þ) 356 369
Sura Asset Management SA
4.375% due 04/11/27 (Þ) 246 276
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 501
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Syngenta Finance NV
4.375% due 03/28/42 319 311
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 395
5.125% due 09/29/23 330 333
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 238
6.375% due 11/15/33 600 740
6.000% due 09/30/34 260 311
7.200% due 07/18/36 156 206
7.721% due 06/04/38 50 70

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 280
Total Capital Canada, Ltd.
2.750% due 07/15/23 260 275
Total Capital International SA
2.700% due 01/25/23 268 280
TransAlta Corp.
4.500% due 11/15/22 425 443
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 257 286
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 652
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 529 558
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 531
Trust Fibra Uno
6.390% due 01/15/50 (Þ) 267 313
Tsinghua Unic , Ltd.
5.375% due 01/31/23 (~)(Ê) 1,200 315
6.500% due 01/31/28 (~)(Ê) 450 108
Turkey Government International Bond
7.375% due 02/05/25 600 670
6.750% due 05/30/40 1,000 1,036
4.875% due 04/16/43 500 423
6.625% due 02/17/45 2,000 2,025
5.750% due 05/11/47 200 183
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 298
6.125% due 05/03/24 427 438
UBS Group AG
4.125% due 04/15/26 (Þ) 241 277
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 220
Series REGS
7.253% due 03/15/33 1,000 1,062
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 201 211
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 2,528 2,492
9.750% due 01/22/25 (Þ) 315 341
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 244
Valaris PLC
4.875% due 06/01/22 270 24
Vale SA
5.625% due 09/11/42 600 788
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 250
Vermilion Energy, Inc.
Series 144a
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 03/15/25 (Þ) 296 267
Videotron, Ltd.
5.000% due 07/15/22 233 244
Vodafone Group PLC
2.500% due 09/26/22 317 328
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 640 796
VTB Bank
Series REGS
6.950% due 10/17/22 200 214
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 1,014 1,110
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 400 411
5.125% due 12/15/29 (Þ) 418 422
YPF Energia Electrica SA
Series REGS
10.000% due 07/25/26 103 81
YPF SA
Series REGS
8.500% due 07/28/25 57 39
6.950% due 07/21/27 100 61
8.500% due 06/27/29 100 62
190,756
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 39
39
Mortgage-Backed Securities – 10.2%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 314 324
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
2.845% due 09/14/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 930 902
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 10,357 470
Series 2017-BNK6 Class C
3.851% due 07/15/60 (~)(Ê) 1,000 987
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 122
Barclays Commercial Mortgage
Securities LLC
Series 2020-BID Class C
3.785% due 10/15/37 (USD 1 Month
LIBOR + 3.640%)(Ê)(Þ) 600 602
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.688% due 07/15/51 (~)(Ê) 16,844 469
Benchmark 2019-B14 Mortgage Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 450 419
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 767
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 187
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 330
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 2,790 273
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.292% due 04/15/44 (~)(Ê)(Þ) 157 153
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 16,151 581
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 224 231
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 833
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 399 413
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 519
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 324 333
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 471 483
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 488
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 802
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 265
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 92
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 176
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 522
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 409
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,264 155
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.084% due 06/10/46 (~)(Ê)(Þ) 1,310 1,330
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 140
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 430 287
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 8,182 469
Series 2017-COR2 Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,322 326
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 87
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 160 155
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 915
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 678 694
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 846 849
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 553 554
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (USD 1 Month
LIBOR + 2.350%)(Ê) 762 766
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 169 169
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 620 620
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 935 938
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 377 377
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 600 600
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 478 519
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 276 285
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 182
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2017-HQA2 Class M2
2.818% due 12/25/29 (USD 1 Month
LIBOR + 2.650%)(Ê) 694 701
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 863 860
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 590 592
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,003
Series 2020-DNA5 Class M2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 700 709
Series 2020-HQA3 Class M2
3.776% due 07/25/50 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 200 203
GCT Commerical Mortgage Trust
1.000% due 02/15/23 (Þ) 1,500 1,500
Goldman Sachs Mortgage Securities
Trust
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 209
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 155
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 969 1,040
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 283 287
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 555
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 56
Series 2018-LUAU Class E
2.735% due 11/15/32 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 1,000 960
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 290
Series 2019-GC40 Class XA
1.231% due 07/10/52 (~)(Ê) 2,416 170
Series 2019-GSA1 Class C
3.933% due 11/10/52 (~)(Ê) 570 583
HOM RE, Ltd.
2.423% due 07/25/33 1,400 1,400
Homeward Opportunities Fund I Trust
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 440 445
Hudson Yards Mortgage Trust
Series 2019-55HY Class F
3.041% due 12/10/41 (~)(Ê)(Þ) 130 119
IMT Trust
Series 2017-APTS Class FFX
3.613% due 06/15/34 (~)(Ê)(Þ) 800 807
JP Morgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 962
Series 2011-C5 Class B
5.586% due 08/15/46 (~)(Ê)(Þ) 500 506
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 1,217 1,096
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 690
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 821
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 237
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 340 353
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 409
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 83
Series 2015-C27 Class XA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,849 111
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 330
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 316
JP Morgan Mortgage Trust
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 915 915
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 845 875
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 282 304
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 177 182
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 180 186
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 389 390
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 311 319
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 686 724
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 486 521
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 536 548
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1,000 1,034
Series 2020-5 Class A15
3.000% due 12/25/50 (~)(Ê)(Þ) 265 269
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 445 470
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 462 480
JPMorgan Mortgage Trust
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 997
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 300 308
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 800 838
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 500 517
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.360% due 04/20/48 (~)(Ê)(Þ) 600 578
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 950 1,007
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,369
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 188
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 354
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIP
4.193% due 09/15/47 (Þ) 260 26

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,017 131
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 345
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,350 543
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 10,550 511
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 120
Series 2019-PARK Class F
2.718% due 12/15/36 (Þ) 220 212
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 638 644
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 412 423
PSMC
Series 2020-1 Class A1
3.500% due 01/25/50 (~)(Ê)(Þ) 553 567
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 592 606
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 242
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 91 93
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 218 222
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 834
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 462 476
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 756 779
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 566 573
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 1,500 864
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 48
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 72
Verus Securitization Trust
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 591 594
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 814 834
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 440 454
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 323 299
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
1.188% due 12/15/40 (Þ) 1,500 1,500
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,613 147
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 514
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,139 317
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 331
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 188
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,190 231
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 626
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 61 62
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 370 379
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 483 492
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 187
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
4.399% due 03/15/45 (~)(Ê)(Þ) 530 432
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 719
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 795
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 264
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 628
72,824
Non-US Bonds - 10.7%
Accor SA
2.375% due 09/17/23 EUR 900 1,153
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 355
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 470
ArcelorMittal SA
2.250% due 01/17/24 EUR 1,229 1,558
Argentine Republic Government
International Bond
12.169% due 12/15/35 (~)(Ê) EUR 40,000 93
Assicurazioni Generali SpA
6.269% due 06/29/49 (GBP 3 Month
LIBOR + 2.350%)(Ê)(ƒ) GBP 350 541

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.596% due 11/30/49 (3 Month
EURIBOR + 4.500%)(Ê)(ƒ) EUR 374 497
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 975 1,328
1.875% due 09/26/29 EUR 500 601
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 340 418
2.625% due 05/30/27 EUR 450 540
Banco de Sabadell SA
1.125% due 03/27/25 EUR 400 488
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 700 832
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 249
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 262
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 850 1,188
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,603
10.000% due 01/01/27 BRL 1,400 295
10.000% due 01/01/31 BRL 1,750 373
Brunello Bidco SpA
Series REGS
3.500% due 02/15/28 EUR 100 122
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 221 307
Carnival Corp.
1.875% due 11/07/22 EUR 720 819
1.000% due 10/28/29 EUR 160 139
Series REGs
7.625% due 03/01/26 EUR 200 255
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 200 220
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 251
CeramTec BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,174
Commerzbank AG
4.000% due 03/23/26 EUR 287 388
Series eMTN
4.000% due 03/30/27 EUR 419 571
Constantin Investissement 3 SASU
Series REGS
5.375% due 04/15/25 EUR 600 737
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 212
Series REGS
4.875% due 08/28/25 GBP 275 373
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 975 1,203
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 1,050
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 388
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 491
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,125 1,400
Dufry One BV
1.000% due 05/04/23 CHF 200 347
2.500% due 10/15/24 EUR 350 400
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 686
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 6
Year Rate + 3.436%)(Ê)(ƒ) EUR 400 521
Series EMTn
5.875% due 07/22/49 (GBP Swap
Semiannual [versus 6 Month LIBOR]
15 Year Rate + 3.046%)(Ê)(ƒ) GBP 300 474
5.375% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.794%)(Ê)(ƒ) EUR 200 275
Explorer II AS
3.375% due 02/24/25 EUR 450 478
FCE Bank PLC
1.615% due 05/11/23 EUR 255 310
Foodco Bondco , SAU
Series REGS
6.250% due 05/15/26 EUR 550 613
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 432
Getlink SE
3.500% due 10/30/25 EUR 450 564
Heathrow Finance PLC
4.750% due 03/01/24 GBP 100 142
3.875% due 03/01/27 GBP 100 136
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 505
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 300 308
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,162
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 187
Lorca Telecom Bondco
Series REGS
4.000% due 09/18/27 EUR 300 383
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 348 406
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 810
Mangrove LuxCo III SARL

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.775% due 10/09/25 EUR 200 205
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 477
3.250% due 07/10/27 GBP 300 429
Metro AG
1.500% due 03/19/25 EUR 568 714
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,168
8.500% due 05/31/29 MXN 8,500 506
Motion Finco SARL
Series REGS
7.000% due 05/15/25 EUR 100 126
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (3 Month
EURIBOR + 6.500%)(Ê) EUR 100 64
4.250% due 11/15/24 (3 Month
EURIBOR + 4.250%)(Ê) EUR 650 405
NEW Areva Holding SA
4.875% due 09/23/24 EUR 250 347
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 882
Novomatic AG
1.625% due 09/20/23 EUR 275 320
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 580 946
5.375% due 10/01/29 GBP 1,000 1,588
Petroleos Mexicanos
4.875% due 02/21/28 EUR 100 120
Series 10.7
4.750% due 02/26/29 EUR 1,400 1,652
Provident Financial PLC
7.000% due 06/04/23 GBP 493 687
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,571
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 300 401
Renault SA
1.000% due 03/08/23 EUR 215 261
1.250% due 06/24/25 EUR 600 718
1.000% due 11/28/25 EUR 504 597
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 153
Series R186
10.500% due 12/21/26 ZAR 12,500 977
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 1,080
1.625% due 05/09/28 EUR 340 379
Series REGS
4.625% due 02/16/26 EUR 100 129
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 170
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,594
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sarens Finance Co. NV
5.750% due 02/21/27 EUR 400 467
Schaeffler AG
1.125% due 03/26/22 EUR 444 543
1.875% due 03/26/24 EUR 499 626
2.875% due 03/26/27 EUR 200 258
3.375% due 10/12/28 EUR 300 400
SGL Carbon SE
4.625% due 09/30/24 EUR 200 237
Sofima Holding SPA
Series REGS
3.750% due 01/15/28 EUR 200 244
Summer (BC) Holdco A Sarl
Series REGS
9.250% due 10/31/27 EUR 721 929
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 876
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (3 Month
EURIBOR + 5.375%)(Ê) EUR 350 374
5.375% due 11/15/23 EUR 200 212
TDC A/S
5.000% due 03/02/22 EUR 785 995
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 900 1,132
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 734
Telecom Italia SpA
1.625% due 01/18/29 EUR 500 599
7.750% due 01/24/33 EUR 364 653
5.250% due 03/17/55 EUR 200 304
Teollisuuden Voima OYJ
2.625% due 01/13/23 EUR 770 960
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 645 738
1.875% due 03/31/27 EUR 785 881
1.625% due 10/15/28 EUR 115 125
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Š) EUR 1,400 —
Travelex Issuerco , Ltd.
Series REGS
12.500% due 08/05/25 GBP 613 1,537
TVL Finance PLC
Series REGS
5.403% due 07/15/25 (GBP 3 Month
LIBOR + 5.375%)(Ê) GBP 250 307
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,618
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 557
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 361
3.625% due 02/15/28 EUR 300 353
Valeo SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 01/22/24 EUR 900 1,185
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 1,150
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 492
Viridian Group FinanceCo PLC /
Viridian Power & Energy
Series REGS
4.750% due 09/15/24 GBP 600 834
Vittoria Assicurazioni SpA
5.750% due 07/11/28 EUR 100 134
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 419
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 582 870
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 819
Volvo Car AB
2.500% due 10/07/27 EUR 400 522
ZF Europe Finance BV
1.250% due 10/23/23 EUR 700 845
2.000% due 02/23/26 EUR 500 596
ZF NA Capital, Inc.
3.750% due 09/21/28 EUR 500 644
76,681
United States Government Treasuries - 0.2%
United States Treasury Notes
1.250% due 05/15/50 1,250 1,082
Total Long-Term Fixed Income
Investments
(cost $576,249) 577,297
Common Stocks - 0.8%
Consumer Discretionary - 0.0%
AMC Entertainment Holdings, Inc.
Class A
10,100
134
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
134
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 4,904
—
Materials and Processing - 0.5%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,523
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Kelly Topco, Ltd.(Æ) 5,852
286
Real Alloy(Æ)(Š) 39
1,444
1,730
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Travelex Issuerco , Ltd. 675
79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
79
Utilities - 0.0%
Jupiter Resources, Inc.(Æ) 249,669
186
Total Common Stocks
(cost $7,500) 5,653
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.4%
Sequa Corp.(Š)(Æ)
0.000% 2,962 2,962
Total Preferred Stocks
(cost $2,392) 2,962
Warrants and Rights - 0.0%
Education Management Corp. (Æ)
2021 Warrants 1,564,221 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 19.3%
Argentine Republic Government
International Bond
2.500% due 07/09/21 (~)(Ê) 2,600 950
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR16 Class B
0.995% due 05/27/21 (~)(Ê)(Þ) 180 178
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š) 16 7
Education Management LLC Term Loan
B
11.750% due 07/02/21 (USD 3 Month
LIBOR + 8.500%)(Ê) 285 —
Ford Motor Credit Co. LLC
5.596% due 01/07/22 200 206
Genworth Holdings, Inc.
7.200% due 02/15/21 246 246
7.625% due 09/24/21 371 371
Hutchison Whampoa International, Ltd.
4.625% due 01/13/22 (Þ) 220 230
Lebanon Government International Bond
Series REGS
8.250% due 04/12/21 1,000 130
Navient Corp.
7.250% due 01/25/22 29 30
Petroleos de Venezuela SA
Series REGS
9.000% due 11/17/21 313 12
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 1,577 126

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Argentina Government
International Bond
1.125% due 07/09/21 (~)(Ê) 300 103
SESI LLC
Series 144a
7.125% due 12/15/21 (Þ) 341 135
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 620 618
5.000% due 07/13/21 289 288
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 300
U.S. Cash Management Fund(@) 132,979,774(∞) 132,953
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 219
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 33
Total Short-Term Investments
(cost $145,761) 138,128
Total Investments - 101.4%
(identified cost $731,902) 724,040
Other Assets and Liabilities,
Net - (1.4)%
(10,004)
Net Assets - 100.0%
714,036

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
34.3%
1011778 BC ULC / New Red Finance, Inc. 06/25/20 158,000 104.66 165
168
ABN AMRO Bank NV 07/08/20 237,000 112.40 266
276
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.78 500
572
Acrisure LLC / Acrisure Finance, Inc. 05/12/20 300,000 93.07 279
309
Acrisure LLC / Acrisure Finance, Inc. 08/10/20 275,000 111.47 307
316
Acrisure LLC / Acrisure Finance, Inc. 01/29/21 1,000,000 100.00 1,000
1,000
AdaptHealth , LLC 01/28/21 368,000 102.65 378
376
AHP Health Partners, Inc. 08/23/19 222,000 106.08 236
243
Air Liquide Finance SA 01/03/20 282,000 100.58 284
295
Air Methods Corp. 12/09/19 282,000 68.99 195
256
Ajax Mortgage Loan Trust 09/28/18 546,816 98.32 538
545
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.41 227
267
Alliance Data Systems Corp. 10/09/20 650,000 99.97 650
689
Alliance Data Systems Corp. 11/30/20 350,000 96.39 337
355
Alliance Resource Partners, LP 09/03/19 300,000 100.02 300
264
AMC Entertainment Holdings, Inc. 06/13/17 1,506,017 131.47 1,980
1,099
AMC Entertainment Holdings, Inc. 07/31/20 164,000 100.00 164
164
American Airlines Group, Inc. 12/07/20 325,000 115.47 375
376
American Airlines Group, Inc. 01/06/21 213,000 74.07 158
163
Amsted Industries, Inc. 12/09/19 655,000 100.00 655
687
Anglo American Capital PLC 05/14/20 240,000 106.81 256
280
Antero Resources Corp. 12/17/20 196,000 100.85 198
207
AP Moller - Maersk A/S 05/12/20 243,000 99.33 241
280
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 742,000 100.00 742
731
Apidos CLO XI 08/20/19 500,000 100.00 500
500
Apidos CLO XXXI 04/10/19 500,000 100.00 500
500
Apollo Management Holdings, LP 05/05/20 274,000 91.96 252
280
Aramark Services, Inc. 01/28/21 354,000 104.42 370
369
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 104.02 376
374
Arroyo Mortgage Trust 05/12/20 314,221 96.99 305
324
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
902
AssuredPartners , Inc. 12/03/20 253,000 100.00 253
257
At Home Holding III, Inc. 08/25/20 623,000 102.16 636
682
AT&T, Inc. 07/06/20 278,000 102.18 284
277
ATS Automation Tooling Systems, Inc. 01/28/21 371,000 101.78 378
376
Austin BidCo , Inc. 01/26/21 1,000,000 104.50 1,045
1,036
Avantor , Inc. 01/28/21 358,000 104.98 376
376
Aviation Capital Group Corp. 11/02/20 278,000 99.18 276
310
Avis Budget Car Rental LLC 09/10/20 203,000 115.06 234
239
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 354,000 105.32 373
371
Babson CLO, Ltd. 11/27/18 250,000 100.09 250
250
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,312
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 98.73 178
178
Banco de Credito del Peru 12/05/19 269,000 103.51 278
288
Banco de Credito e Inversiones SA 10/25/19 269,000 102.96 277
287
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.91 225
254
Banff Merger Sub, Inc. 12/18/19 827,000 102.85 851
875
Bangkok Bank PCL 09/24/18 169,000 125.98 213
235
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.87 127
122
Barclays Commercial Mortgage Securities LLC 10/02/20 600,000 99.50 597
602
Barings CLO, Ltd. 04/11/19 385,000 100.00 385
386
Bausch Health Cos., Inc. 06/13/17 950,000 88.28 839
973
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
159
Bausch Health Cos., Inc. 11/18/20 272,000 100.00 272
280
Bayer US Finance II LLC 01/28/21 292,000 113.35 331
332
Bayer US Finance LLC 08/02/19 292,000 102.39 299
319
BBVA Bancomer SA 12/04/19 260,000 104.97 273
281
BCPE Ulysses Intermediate, Inc. 01/21/21 336,000 100.45 338
334
BDS, Ltd. 01/08/20 560,000 100.00 560
557
Benchmark 2019-B14 Mortgage Trust 11/07/19 450,000 85.43 384
419
Benchmark 2019-B9 Mortgage Trust 03/15/19 810,000 84.36 683
767
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
500
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
500
Berkshire Hathaway Energy Co. 04/07/20 258,000 107.26 277
291
Berry Global, Inc. 07/22/19 224,000 104.59 234
238
Black Knight InfoServ LLC 01/28/21 368,000 101.29 373
372
Blackstone Holdings Finance Co. LLC 08/04/20 205,000 131.34 269
276

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Blue Racer Midstream LLC / Blue Racer Finance Corp. 12/09/20 175,000 100.00 175
185
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
497
BNP Paribas SA 05/14/20 243,000 106.58 259
283
Bowman Park CLO, Ltd. 11/27/18 400,000 98.39 394
396
Boxer Parent Co., Inc. 05/14/20 175,000 100.00 175
186
Brazil Loan Trust 1 07/25/13 835,757 101.24 846
875
Brookfield Property REIT, Inc. 06/06/19 357,000 102.94 367
371
Brookfield Residential Properties, Inc. 04/15/20 269,000 100.65 271
277
Brookfield Residential Properties, Inc. 10/15/20 23,000 96.37 22
24
Brookfield Residential Properties, Inc. 10/26/20 212,000 103.32 219
224
BX Trust 12/06/19 180,000 97.01 175
187
Cablevision Lightpath LLC 01/06/21 239,000 104.50 250
245
CALI Mortgage Trust 03/07/19 320,000 98.91 317
330
Calpine Corp. 04/03/19 230,000 100.19 230
237
Carlson Travel, Inc. 06/13/17 921,801 102.69 947
590
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carnival Corp. 08/13/20 646,000 109.58 708
733
Carnival Corp. 01/06/21 213,000 115.36 246
244
Carvana Co. 11/13/20 244,000 99.74 243
252
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 104.06 163
165
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
683
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.12 245
249
Cemex SAB de CV 06/02/20 320,000 100.00 320
361
Cemex SAB de CV 01/07/21 700,000 100.00 700
701
Cencosud SA 01/28/21 250,000 111.63 279
279
Centene Corp. 10/03/19 262,000 104.00 272
274
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.59 142
153
Chase Home Lending Mortgage Trust 07/29/19 399,231 101.07 403
413
Chase Home Lending Mortgage Trust 10/30/19 224,404 100.85 226
231
Chase Home Lending Mortgage Trust 10/30/19 800,000 101.72 814
833
Cheniere Energy, Inc. 01/28/21 357,000 104.47 373
374
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
294
CIFC Funding, Ltd. 03/27/19 500,000 99.71 499
500
CIM Trust 09/27/18 500,000 96.64 483
519
CIM Trust 03/22/19 323,810 101.54 329
333
CIM Trust 11/07/19 937,541 100.64 943
971
Cimpress PLC 09/03/19 242,000 104.06 252
254
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.81 928
802
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.33 378
265
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.89 569
522
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.57 416
409
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.69 103
92
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.34 242
176
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 105.64 739
741
Clark Equipment Co. 05/21/20 307,000 100.62 309
325
Clear Channel Worldwide Holdings, Inc. 08/09/19 326,000 100.12 326
333
Colfax Corp. 01/31/19 162,000 100.00 162
174
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
295
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
529
Colt Merger Sub, Inc. 06/19/20 847,000 104.71 877
929
Commercial Mortgage Trust 10/02/18 1,310,000 96.81 1,268
1,330
Commercial Mortgage Trust 11/04/19 430,000 96.54 415
287
Commercial Mortgage Trust 01/21/20 160,000 96.90 155
140
Commerzbank AG 06/17/19 370,000 111.81 415
428
Commonbond Student Loan Trust 11/27/18 102,959 100.80 104
113
Commonbond Student Loan Trust 06/02/20 522,339 99.98 522
537
Commonbond Student Loan Trust 06/02/20 300,000 99.98 300
309
CommScope Technologies LLC 05/04/20 90,000 90.10 81
92
CommScope , Inc. 02/07/19 250,000 100.00 250
257
Consolidated Energy Finance SA 12/06/19 376,000 98.43 370
383
Consolidated Energy Finance SA 01/23/20 727,000 99.57 724
731
Constellation Merger Sub, Inc. 09/03/19 391,000 89.61 350
360
Continental Resources, Inc. 11/10/20 208,000 100.00 208
225
Continental Wind LLC 09/24/18 192,557 102.00 196
225
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.68 351
427
Costa Rica Government International Bond 01/07/15 2,000,000 97.92 1,958
1,960
CP Atlas Buyer, Inc. 12/04/20 627,000 104.36 654
651
CRC Escrow Issuer LLC / CRC Finco , Inc. 05/07/20 541,000 85.22 463
539

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Credit Acceptance Corp. 05/08/20 242,000 89.67 217
249
Credit Agricole SA 06/10/20 283,000 109.06 309
316
Credit Agricole SA 01/28/21 301,000 108.65 327
327
Crestwood Midstream Partners, LP 01/28/21 376,000 98.46 370
362
Curo Group Holdings Corp. 10/03/19 263,000 89.32 235
258
CVR Energy, Inc. 01/10/20 692,000 99.43 689
679
CVR Energy, Inc. 01/10/20 711,000 99.88 710
697
Danone SA 10/24/19 277,000 101.02 280
291
Danske Bank A/S 01/28/21 325,000 101.38 329
329
DaVita, Inc. 11/13/20 228,000 105.13 240
239
DB Master Finance LLC 03/20/19 197,500 100.00 197
208
DB Master Finance LLC 03/20/19 395,000 100.00 395
426
DBUBS Mortgage Trust 04/23/20 160,000 90.33 145
155
DBWF Mortgage Trust 10/25/18 1,000,000 88.71 887
915
DCP Midstream Operating, LP 11/06/18 89,000 104.23 93
99
Delta Air Lines, Inc. 06/11/20 245,000 105.14 258
284
Delta Air Lines, Inc. 09/16/20 220,000 100.00 220
244
Deutsche Telekom International Finance BV 01/28/21 312,000 104.94 327
327
Diebold Nixdorf, Inc. 09/04/20 250,000 106.75 267
277
DKT Finance ApS 03/28/19 1,325,000 104.74 1,388
1,371
Dominican Republic Government International Bond 04/24/14 1,000,000 103.08 1,031
1,255
Dominican Republic Government International Bond 01/20/15 2,000,000 100.00 2,000
2,355
Domino's Pizza Master Issuer LLC 11/06/19 940,500 100.00 940
1,003
Dryden Senior Loan Fund 10/05/18 500,000 98.97 495
483
Earnest Student Loan Program LLC 11/27/18 73,483 96.47 71
74
Ecuador Government International Bond 08/07/20 107,413 53.95 58
46
Ecuador Government International Bond 08/07/20 460,800 59.12 272
200
Ecuador Government International Bond 08/07/20 1,614,425 59.91 967
735
Ecuador Government International Bond 08/07/20 475,200 77.59 369
253
Egypt Government International Bond 03/02/15 3,000,000 100.57 3,017
3,073
Egypt Government International Bond 12/16/16 500,000 94.61 473
542
Egypt Government International Bond 04/05/19 750,000 105.29 790
834
Electricite de France SA 12/05/19 230,000 119.49 275
328
ELFI Graduate Loan Program 06/18/20 236,697 99.97 237
241
Ellington Financial, Inc. 11/05/19 677,981 99.99 678
694
EMD Finance LLC 09/25/18 183,000 99.17 181
188
Empire Communities LLC 12/08/20 170,000 100.00 170
179
Endo International PLC 12/07/20 234,000 83.86 196
196
Endurance International Group Holdings, Inc. 01/27/21 1,500,000 100.00 1,500
1,474
Enel Finance International NV 09/24/18 202,000 108.03 218
287
Enel SpA 07/06/20 237,000 115.15 273
277
EnerSys 05/11/20 233,000 99.08 231
245
Engie SA 09/04/20 236,000 103.74 245
245
Eni SpA 12/05/19 250,000 111.15 278
301
Enova International, Inc. 10/04/17 140,000 100.39 141
138
Enova International, Inc. 10/24/19 115,000 93.79 108
112
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
171
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
209
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
188
Ethiopia Government International Bond 12/04/14 1,000,000 100.04 1,000
940
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
286
Exeter Automobile Receivables Trust 06/02/20 650,000 99.99 650
661
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 935,446 99.85 934
938
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 376,838 100.82 380
377
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 600,000 96.70 580
600
First Quantum Minerals, Ltd. 03/16/17 775,000 100.62 780
792
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
381
First Quantum Minerals, Ltd. 11/07/19 175,000 99.40 174
181
First Quantum Minerals, Ltd. 09/17/20 700,000 100.00 700
755
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 228,000 101.11 231
241
Flagstar Mortgage Trust 10/24/18 478,248 103.36 494
519
Flagstar Mortgage Trust 06/03/19 276,100 103.03 284
285
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.67 178
182
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
1,003
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 200,000 100.00 200
203
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 700,000 100.00 700
709
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 103.66 273
296
Fresh Market, Inc. (The) 08/17/20 246,000 86.93 214
253

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Frontier Communications Corp. 11/19/20 650,000 100.00 650
674
Frontier Communications Corp. 11/19/20 176,000 100.00 176
185
Gabon Government International Bond 10/22/14 500,000 102.68 513
522
Gates Global LLC / Gates Corp. 11/20/19 771,000 98.85 762
810
Gazprom PJSC Via Gaz Capital SA 01/02/19 211,000 101.72 215
223
GCT Commerical Mortgage Trust 01/29/21 1,500,000 100.00 1,500
1,500
GE Capital Funding LLC 06/04/20 251,000 106.13 266
296
Genworth Mortgage Holdings, Inc. 11/13/20 225,000 106.70 240
240
Ghana Government International Bond 09/11/14 700,000 99.26 695
793
Ghana Government International Bond 10/07/15 250,000 100.00 250
332
Global Aircraft Leasing Co., Ltd. 07/26/19 1,715,000 93.29 1,600
1,535
Global Net Lease, Inc. 01/28/21 368,000 102.03 375
375
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.12 388
364
Goldman Sachs Mortgage Securities Trust 08/01/19 968,900 106.25 1,029
1,040
Goldman Sachs Mortgage Securities Trust 03/16/20 283,215 99.23 281
287
GrafTech International, Ltd. 12/08/20 191,000 101.11 193
193
GS Mortgage Securities Trust 10/30/18 800,000 69.63 557
555
GS Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
960
GS Mortgage Securities Trust 04/15/19 90,000 81.98 74
56
GS Mortgage Securities Trust 09/11/19 300,000 92.86 279
290
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.56 266
280
Harvest Midstream I, LP 08/05/20 505,000 102.55 518
530
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.45 556
581
Helios Issuer LLC 10/26/18 906,837 99.98 907
1,002
Helios Issuer LLC 10/26/18 808,777 99.98 809
844
Helios Issuer LLC 06/15/20 454,455 99.99 454
473
Hess Midstream, LP 01/28/21 361,000 104.28 376
375
Highlands Holdings Bond Issuer, Ltd. 10/23/20 413,000 100.02 413
443
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 91.42 331
370
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 160,000 93.13 149
169
Hilcorp Energy I, LP / Hilcorp Finance Co. 03/02/20 41,000 85.68 35
41
Hologic , Inc. 01/28/21 345,000 106.87 369
366
Homeward Opportunities Fund I Trust 08/19/19 439,515 99.97 439
445
Howard Hughes Corp. (The) 06/05/19 238,000 99.79 237
245
Hudbay Minerals, Inc. 09/09/20 165,000 100.00 165
175
Hudson Yards Mortgage Trust 12/02/19 130,000 89.67 117
119
Hutchison Whampoa International, Ltd. 02/04/20 220,000 102.32 225
228
IMT Trust 06/03/19 800,000 98.49 788
807
Intelligent Packaging, Ltd. 01/25/21 99,000 102.50 101
102
Intesa Sanpaolo SpA 10/14/16 571,000 94.98 546
621
Intesa Sanpaolo SpA 04/01/19 160,000 98.72 158
167
Intesa Sanpaolo SpA 01/28/21 149,000 110.27 164
164
Intrado Corp. 12/13/17 316,000 98.57 311
312
Inversiones CMPC SA 01/28/21 294,000 110.58 325
324
IQVIA, Inc. 12/09/19 260,000 105.13 273
274
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
277
Israel Electric Corp., Ltd. 04/04/19 500,000 104.10 520
567
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
562
JBS Investments II GmbH 04/01/19 352,000 101.16 356
376
JBS Investments II GmbH 07/23/19 495,000 100.00 495
525
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 04/01/19 1,383,000 101.31 1,401
1,573
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,151
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
759
JP Morgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.94 859
821
JP Morgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.60 966
962
JP Morgan Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.31 1,208
1,096
JP Morgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.31 334
330
JP Morgan Commercial Mortgage Securities Trust 04/23/19 950,000 95.99 912
690
JP Morgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.48 296
237
JP Morgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
316
JP Morgan Commercial Mortgage Securities Trust 09/11/19 340,000 105.38 358
353
JP Morgan Commercial Mortgage Securities Trust 09/12/19 610,000 91.41 571
492
JP Morgan Commercial Mortgage Securities Trust 09/17/20 500,000 101.11 506
506
JP Morgan Mortgage Trust 12/06/18 845,385 89.71 758
875
JP Morgan Mortgage Trust 01/18/19 177,390 99.95 177
182
JP Morgan Mortgage Trust 03/22/19 180,373 101.18 182
186
JP Morgan Mortgage Trust 07/12/19 486,029 109.40 532
521
JP Morgan Mortgage Trust 07/25/19 915,435 98.21 899
915

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
JP Morgan Mortgage Trust 01/24/20 1,535,591 103.33 1,592
1,582
JP Morgan Mortgage Trust 01/28/20 310,739 101.82 316
319
JP Morgan Mortgage Trust 01/30/20 388,505 101.15 393
390
JP Morgan Mortgage Trust 07/15/20 685,796 104.06 714
724
JP Morgan Mortgage Trust 07/21/20 264,606 102.59 271
269
JP Morgan Mortgage Trust 07/21/20 445,370 107.31 478
470
JP Morgan Mortgage Trust 08/20/20 281,572 105.75 298
304
JP Morgan Mortgage Trust 10/28/20 462,152 103.32 477
480
JPMorgan Mortgage Trust 11/10/20 300,000 102.98 309
308
JPMorgan Mortgage Trust 12/07/20 800,000 104.33 835
838
JPMorgan Mortgage Trust 01/19/21 500,000 103.50 517
517
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 997
997
Kenan Advantage Group, Inc. 06/28/17 2,285,000 100.00 2,285
2,274
KKR Group Finance Co. II LLC 05/13/20 214,000 113.70 243
282
Kraft Heinz Foods Co. 03/30/20 711,000 120.78 854
1,009
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.15 251
250
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 102.34 768
756
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCM 30, Ltd. 03/28/19 250,000 100.00 250
250
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.26 831
874
Live Nation Entertainment, Inc. 05/21/18 160,000 100.72 161
164
Live Nation Entertainment, Inc. 10/02/19 571,000 87.96 502
572
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
328
Lloyds Banking Group PLC 05/11/20 211,000 106.02 224
266
LPL Holdings, Inc. 06/15/17 1,018,000 103.41 1,053
1,052
LPL Holdings, Inc. 11/12/20 231,000 102.62 237
241
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.85 581
578
Lukoil International Finance BV 09/24/18 208,000 102.53 213
223
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250
Magnolia Oil & Gas Corp. 01/28/21 354,000 103.53 366
368
Marks & Spencer PLC 09/27/18 204,000 108.73 222
228
Marlette Funding Trust 11/06/18 1,000,000 99.99 1,000
1,023
Marlette Funding Trust 04/24/19 500,000 99.98 500
512
Mattamy Group Corp. 04/29/20 627,000 89.64 562
651
MEG Energy Corp. 01/16/20 800,000 93.45 748
826
Meituan 01/05/21 276,000 102.01 282
282
Mello Mortgage Capital Acceptance 01/24/20 950,248 105.35 1,001
1,007
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
550
Merlin Entertainments, Ltd. 05/11/20 244,000 94.79 231
253
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
173
Midwest Connector Capital Co. LLC 08/01/19 178,000 100.99 180
181
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.93 654
709
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
191
Mondelez International, Inc. 01/05/21 273,000 102.84 281
281
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.12 1,507
1,369
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.53 234
188
Morgan Stanley Capital I Trust 06/05/19 377,000 86.85 327
345
Morgan Stanley Capital I Trust 06/20/19 260,000 96.04 250
26
Morocco Government International Bond 03/02/15 250,000 110.92 277
309
Mosaic Solar Loan Trust 11/27/18 225,966 98.35 222
239
Mosaic Solar Loan Trust 11/27/18 296,566 98.92 293
321
Mosaic Solar Loan Trust 06/12/20 436,426 99.98 436
456
Motiva Enterprises LLC 09/04/20 230,000 120.25 277
280
Mozambique International Bond 12/20/13 1,279,000 91.48 1,170
1,151
MRCD Mortgage Trust 12/05/19 340,000 94.41 320
332
MSCI, Inc. 01/28/21 350,000 106.72 374
372
Nabors Industries, Inc. 01/07/20 103,000 101.57 105
80
Nabors Industries, Inc. 01/07/20 210,000 94.48 198
170
National Bank of Canada 10/05/20 269,000 102.77 276
277
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 105.77 374
374
Navient Private Education Refi Loan Trust 11/03/20 562,051 99.99 562
569
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
443
NCL Corp., Ltd. 01/06/21 208,000 120.28 250
242
Nestle Holdings, Inc. 01/28/21 330,000 100.08 330
330
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.91 245
248
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.37 492
500
New Residential Mortgage Loan Trust 03/13/19 637,715 99.99 638
644
NGL Energy Operating LLC 01/25/21 204,000 100.00 204
207

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
NGPL PipeCo LLC 10/24/19 263,000 105.89 278
304
Nigeria Government International Bond 06/29/18 500,000 94.91 475
539
Nordea Bank AB 01/05/21 266,000 106.06 282
283
Northern Natural Gas Co. 10/02/19 162,000 116.92 189
193
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 1,070,000 101.30 1,084
—
Northwest Fibers, Inc. 12/08/20 63,000 114.54 72
71
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
385
Octagon Investment Partners 48, Ltd. 08/19/20 500,000 100.00 500
501
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.22 246
250
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.04 485
500
Onslow Bay Financial LLC 01/15/20 411,992 101.77 419
423
Open Text Corp. 01/28/21 364,000 102.51 373
373
Oschadbank Via SSB #1 PLC 09/02/15 326,250 69.80 228
349
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 93.71 137
146
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
196
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 103.23 370
369
Owens-Brockway Glass Container, Inc. 06/25/20 343,000 104.42 358
367
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.97 384
388
Panasonic Corp. 01/05/21 274,000 102.75 282
282
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
612
Paraguay Government International Bond 08/04/14 551,000 100.00 551
728
Parkland Fuel Corp. 09/03/19 130,000 104.55 136
136
Parkland Fuel Corp. 10/24/19 108,000 105.35 114
116
Peabody Energy Corp. 09/17/18 1,124,000 100.33 1,128
899
Peninsula Pacific Entertainment, LLC 11/13/20 229,000 105.89 242
246
Pertamina Persero PT 03/16/20 1,100,000 81.55 897
1,143
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,000
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,000
Photo Holdings Merger Sub, Inc. 01/06/21 235,000 106.44 250
248
Plastipak Holdings, Inc. 08/05/20 700,000 100.44 703
716
POSCO 01/04/21 272,000 103.16 281
280
Post Holdings, Inc. 03/09/18 219,000 100.60 220
230
Post Holdings, Inc. 10/24/19 129,000 106.31 137
140
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.27 457
473
Prosus NV 12/02/20 254,000 109.35 278
274
Providence Service Corp. (The) 10/21/20 975,000 104.72 1,015
1,033
Provincia de Buenos Aires 02/08/17 300,000 98.96 297
111
PSMC 01/24/20 552,671 102.17 565
567
QTS Realty Trust, Inc. 11/12/20 237,000 101.90 241
242
Radiate Holdco LLC 09/11/20 451,000 100.00 451
459
Range Resources Corp. 01/05/21 163,000 101.18 165
171
RBS Global, Inc. / Rexnord LLC 08/17/20 271,000 102.66 278
277
RCKT Mortgage Trust 02/06/20 591,782 100.71 596
606
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.22 276
242
Real Hero Merger Sub 2 01/20/21 195,000 100.00 195
200
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 224,000 93.48 209
248
Resideo Funding, Inc. 10/25/19 1,150,000 100.61 1,157
1,222
Rockies Express Pipeline LLC 05/06/20 650,000 91.26 593
682
Rolls-Royce PLC 10/14/20 263,000 100.00 263
281
Royal Caribbean Cruises, Ltd. 09/09/20 249,000 114.20 284
287
Sabal Trail Transmission LLC 08/04/20 37,000 112.64 42
43
SABIC Capital II BV 04/07/20 217,000 100.62 218
235
Santander UK PLC 05/01/19 148,000 102.66 152
163
Saudi Arabian Oil Co. 04/09/19 200,000 98.60 197
236
Saudi Arabian Oil Co. 04/07/20 281,000 98.86 278
298
Saudi Government International Bond 03/09/20 600,000 92.42 555
633
Schneider Electric SE 01/04/21 269,000 104.28 281
280
Scientific Games International, Inc. 05/20/20 40,000 86.33 35
42
Scientific Games International, Inc. 05/20/20 221,000 91.18 202
228
Scientific Games International, Inc. 05/22/20 203,000 84.97 172
219
Scientific Games International, Inc. 06/17/20 150,000 99.84 150
162
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
500
Sealed Air Corp. 10/26/16 200,000 107.06 214
264
Sealed Air Corp. 10/24/19 339,000 107.03 363
374
Sequoia Mortgage Trust 01/09/19 91,060 100.18 91
93
Sequoia Mortgage Trust 09/17/19 461,501 101.85 470
476
Sequoia Mortgage Trust 10/08/19 218,160 101.41 221
222
Sequoia Mortgage Trust 11/14/19 800,000 103.47 828
834

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Sequoia Mortgage Trust 10/23/20 756,252 102.17 773
779
SESI LLC 06/17/19 341,000 90.16 307
135
Siemens Financieringsmaatschappij NV 10/24/19 274,000 101.23 277
283
Silver Creek CLO, Ltd. 08/06/19 250,000 99.45 249
250
Sirius XM Radio, Inc. 05/07/20 366,000 100.80 369
370
Sky, Ltd. 10/05/20 260,000 104.85 273
273
SMB Private Education Loan Trust 06/11/20 750,000 98.39 738
762
Societe Generale SA 02/05/20 266,000 106.66 284
294
SoFi Alternative Trust 12/18/19 703,253 100.48 707
726
SoFi Consumer Loan Program LLC 10/25/18 1,000,000 99.20 992
1,016
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,047
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.57 394
416
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.72 424
440
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
517
SoFi Consumer Loan Program Trust 11/07/19 250,000 101.64 254
255
SoFi Consumer Loan Program Trust 11/07/19 300,000 101.98 306
303
SoFi Professional Loan Program LLC 10/30/18 400,000 95.16 381
417
SoFi Professional Loan Program LLC 10/30/18 500,000 95.57 478
523
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
632
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,036
SoFi Professional Loan Program LLC 05/15/20 95,647 100.75 96
96
SoFi Professional Loan Program LLC 05/19/20 650,000 104.02 676
681
SoFi Professional Loan Program Trust 11/27/18 424,000 97.16 412
436
SoFi Professional Loan Program Trust 11/27/18 425,000 98.91 420
449
SoFi Professional Loan Program Trust 03/15/19 850,000 100.38 853
901
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
628
Solar Star Funding LLC 04/07/20 231,591 112.05 259
259
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
984
Solera LLC / Solera Finance, Inc. 02/26/20 517,000 101.63 525
531
Sonic Capital LLC 01/15/20 544,958 100.00 545
579
Sri Lanka Government International Bond 08/02/19 500,000 99.89 499
300
Standard Chartered PLC 10/14/16 415,000 122.61 507
554
Standard Chartered PLC 10/01/19 174,000 105.55 184
193
Starwood Mortgage Residential Trust 07/02/19 566,015 99.99 566
573
State Bank of India 01/06/20 262,000 106.09 278
289
Stericycle, Inc. 01/28/21 366,000 102.87 377
376
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,056,000 97.55 1,039
1,080
Suncor Energy Ventures Corp. 03/09/18 356,000 110.62 394
369
Suncor Energy Ventures Corp. 03/01/19 81,000 100.49 81
84
Sunnova Helios Issuer, LLC 11/20/20 350,000 99.97 350
352
Sunrun Xanadu Issuer 05/31/19 524,289 99.99 524
554
Sura Asset Management SA 12/02/20 246,000 112.37 276
276
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
501
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.50 483
500
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 331,000 100.00 331
345
Taylor Morrison Communities, Inc. 07/08/20 350,000 100.00 350
384
Team Health Holdings, Inc. 02/07/19 284,000 86.02 244
256
Telecom Italia Capital SA 12/06/19 219,000 105.82 232
238
Teleflex, Inc. 01/28/21 357,000 105.44 376
375
Tencent Holdings, Ltd. 01/04/21 263,000 106.81 281
280
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
522
Tenet Healthcare Corp. 08/12/19 203,000 100.00 203
214
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
366
Terraform Global Operating LLC 04/16/20 273,000 100.00 273
280
Terrier Media Buyer, Inc. 12/12/19 668,000 97.99 655
722
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
564
Tesla, Inc. 10/03/19 268,000 90.95 244
279
Texas Eastern Transmission, LP 12/05/19 271,000 103.12 279
297
T-Mobile USA, Inc. 04/24/20 279,000 104.62 292
306
TMS International Holding Corp 08/09/17 806,000 100.00 806
818
TransDigm , Inc. 03/26/20 869,000 100.23 871
919
TransDigm , Inc. 04/02/20 245,000 100.00 245
268
TransDigm , Inc. 01/14/21 224,000 100.00 224
222
Trident TPI Holdings, Inc. 12/13/19 673,000 100.27 675
713
TriMas Corp. 03/06/20 248,000 101.31 251
254
TripAdvisor, Inc. 01/06/21 227,000 107.67 244
245
Triumph Group, Inc. 09/09/19 704,000 101.49 714
694
Trust Fibra Uno 10/01/19 267,000 96.21 257
313

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Uber Technologies, Inc. 11/12/20 227,000 104.86 238
244
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 92.01 1,380
864
UBS Group AG 07/07/20 241,000 113.11 273
277
UBS-Barclays Commercial Mortgage Trust 02/14/20 220,000 97.17 211
120
Ukraine Government International Bond 04/23/15 195,000 37.31 73
220
Ukreximbank Via Biz Finance PLC 03/12/15 2,527,917 82.90 2,096
2,492
Ukreximbank Via Biz Finance PLC 04/13/15 314,500 95.28 300
341
UniCredit SpA 05/08/20 205,000 105.91 217
244
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/10/20 307,000 100.48 311
316
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 106.80 33
33
Univision Communications, Inc. 06/04/20 353,000 100.00 353
372
Upjohn, Inc. 07/07/20 265,000 104.53 277
278
US Foods, Inc. 06/25/20 273,000 98.47 269
277
US Foods, Inc. 01/25/21 364,000 100.00 364
365
Vector Group, Ltd. 09/03/19 272,000 98.97 269
276
Venture XX CLO, Ltd. 11/27/18 250,000 99.53 249
250
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,542,000 98.54 2,505
2,548
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 700,000 100.00 700
719
Vermilion Energy, Inc. 07/22/19 296,000 98.57 292
267
Verus Securitization Trust 02/22/19 591,291 99.99 591
594
Verus Securitization Trust 07/15/19 813,605 100.13 815
834
ViaSat , Inc. 03/26/20 700,000 95.44 668
716
ViaSat , Inc. 06/17/20 300,000 100.00 300
324
VICI Properties LP / VICI Note Co., Inc. 01/28/21 354,000 104.67 371
368
Volkswagen Group of America Finance LLC 01/05/21 273,000 103.58 283
283
Warrior Met Coal, Inc. 12/10/19 853,000 101.95 870
889
Wells Fargo Commercial Mortgage Trust 01/29/21 1,500,000 100.00 1,500
1,500
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.72 330
331
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.58 192
188
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.08 521
514
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.74 595
626
Wells Fargo Mortgage Backed Securities Trust 02/14/20 61,085 100.86 62
62
Wells Fargo Mortgage Backed Securities Trust 08/10/20 482,911 103.25 499
492
Wells Fargo Mortgage-Backed Securities Trust 09/17/20 369,941 103.00 381
379
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.03 187
187
Wendy's Funding LLC 03/26/19 485,000 98.93 480
512
West Street Merger Sub, Inc. 03/12/18 170,000 99.15 169
175
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.54 1,060
1,059
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.49 533
432
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.22 742
719
Williams Scotsman International, Inc. 01/28/21 359,000 103.90 373
370
Windstream Escrow LLC 10/09/20 96,000 100.00 96
97
Woolworths Group, Ltd. 09/25/18 217,000 100.14 217
219
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
422
Wynn Macau, Ltd. 12/15/20 400,000 102.96 412
411
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/07/20 461,000 100.58 464
495
XPO Logistics, Inc. 04/23/20 772,000 100.99 780
829
Yum! Brands, Inc. 08/17/20 253,000 110.24 279
278
ZF NA Capital, Inc. 05/04/20 431,000 94.14 406
467
ZoomInfo Techologies , Inc. 01/28/21 786,000 100.00 786
794
245,053
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 396 AUD 57,764 03/21
(243)
Canadian 10 Year Government Bond Futures 100 CAD 14,761 03/21
(95)
Euro- Bobl Futures 12 EUR 1,623 03/21
1
Euro-Bund Futures 10 EUR 1,773 03/21
—

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Schatz Futures 14 EUR 1,572 03/21
—
Long Gilt Futures 12 GBP 1,609 03/21
(5)
United States 2 Year Treasury Note Futures 74 USD 16,352 03/21
5
United States 5 Year Treasury Note Futures 131 USD 16,490 03/21
(8)
United States 10 Year Treasury Note Futures 638 USD 87,426 03/21
(460)
United States 10 Year Ultra Treasury Note Futures 62 USD 9,537 03/21
(137)
United States Treasury Long Bond Futures 73 USD 12,316 03/21
(242)
United States Treasury Ultra Bond Futures 51 USD 10,441 03/21
(409)
Short Positions
Euro-Bund Futures 274 EUR 48,566 03/21
(145)
Long Gilt Futures 174 GBP 23,328 03/21
(17)
United States 2 Year Treasury Note Futures 140 USD 30,937 03/21
(31)
United States 5 Year Treasury Note Futures 52 USD 6,545 03/21
2
United States 10 Year Treasury Note Futures 90 USD 12,333 03/21
80
United States 10 Year Ultra Treasury Note Futures 60 USD 9,230 03/21
159
United States Treasury Long Bond Futures 46 USD 7,761 03/21
248
United States Treasury Ultra Bond Futures 5 USD 1,024 03/21
21
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,276)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 66 AUD 90 03/10/21 3
Bank of America USD 251 AUD 328 03/10/21 (1)
Bank of America USD 322 AUD 419 03/10/21 (2)
Bank of America USD 8 CHF 7 02/22/21 —
Bank of America USD 104 EUR 86 02/01/21 —
Bank of America USD 6 MXN 122 03/10/21 —
Bank of America USD 616 MXN 12,511 03/10/21 (8)
Bank of America USD 2,443 MXN 50,244 03/10/21 (1)
Bank of America USD 53 NOK 457 03/10/21 —
Bank of America USD 112 NOK 955 03/10/21 —
Bank of America USD 24 PLN 90 03/10/21 —
Bank of America USD 67 PLN 252 03/10/21 —
Bank of America USD 1,404 TRY 10,397 03/10/21 (4)
Bank of America USD 5,949 TRY 47,765 03/10/21 479
Bank of America USD 57 ZAR 867 03/10/21 —
Bank of America USD 589 ZAR 8,909 03/10/21 (3)
Bank of America USD 6,032 ZAR 94,154 03/10/21 161
Bank of America AUD 2,799 USD 2,148 03/10/21 8
Bank of America AUD 12,039 USD 8,797 03/10/21 (406)
Bank of America CAD 256 USD 201 02/22/21 1
Bank of America CHF 20 USD 22 02/22/21 —
Bank of America CHF 342 USD 385 02/22/21 1
Bank of America EUR 86 USD 104 02/22/21 —
Bank of America EUR 18,394 USD 22,317 02/22/21 (14)
Bank of America GBP 104 USD 142 02/22/21 —
Bank of America GBP 415 USD 570 02/22/21 2
Bank of America GBP 8,364 USD 11,383 02/22/21 (77)
Bank of America MXN 439 USD 21 03/10/21 —
Bank of America MXN 1,281 USD 63 03/10/21 1
Bank of America NOK 69 USD 8 03/10/21 —
Bank of America NOK 5,553 USD 649 03/10/21 1
Bank of America NOK 23,556 USD 2,598 03/10/21 (152)
Bank of America PLN 107 USD 29 03/10/21 —
Bank of America PLN 2,188 USD 588 03/10/21 1
Bank of America PLN 9,313 USD 2,459 03/10/21 (43)
Bank of America TRY 680 USD 91 03/10/21 (1)
Bank of America TRY 1,189 USD 144 03/10/21 (17)
Bank of America TRY 2,604 USD 345 03/10/21 (6)
Bank of America ZAR 1,876 USD 127 03/10/21 4
Bank of America ZAR 56,521 USD 3,661 03/10/21 (56)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal EUR 4,593 USD 5,569 03/17/21 (10)
Bank of Montreal GBP 564 USD 757 03/17/21 (16)
Bank of New York USD 24 EUR 20 03/17/21 —
Bank of New York USD 2,996 NOK 26,250 03/17/21 69
Bank of New York CAD 2,000 USD 1,564 03/17/21 —
Bank of New York EUR 70 USD 85 03/17/21 —
Bank of New York EUR 4,593 USD 5,571 03/17/21 (8)
Bank of New York GBP 564 USD 758 03/17/21 (15)
Bank of New York SEK 13,000 USD 1,536 03/17/21 (20)
BNP Paribas USD 1,944 GBP 1,425 02/22/21 9
Citigroup USD 107 CHF 95 03/10/21 —
Citigroup USD 370 CHF 326 03/10/21 (4)
Citigroup USD 1,678 EUR 1,380 03/10/21 (2)
Citigroup USD 5,760 EUR 4,676 03/10/21 (81)
Citigroup USD 9,077 EUR 7,629 03/10/21 189
Citigroup USD 1,812 GBP 1,320 03/10/21 (2)
Citigroup USD 2,130 GBP 1,590 03/10/21 50
Citigroup USD 3,634 GBP 2,646 03/10/21 (8)
Citigroup USD 10,911 GBP 8,226 03/10/21 361
Citigroup USD 2,452 KRW 2,716,268 03/10/21 (24)
Citigroup USD 1,517 NZD 2,105 03/10/21 (4)
Citigroup USD 6,176 NZD 8,961 03/10/21 264
Citigroup USD 15 PHP 736 03/10/21 —
Citigroup USD 20 TWD 572 03/10/21 —
Citigroup CHF 262 USD 289 03/10/21 (5)
Citigroup CHF 3,127 USD 3,519 03/10/21 5
Citigroup CHF 13,251 USD 14,598 03/10/21 (294)
Citigroup EUR 1,792 USD 2,174 03/10/21 (2)
Citigroup EUR 4,807 USD 5,735 03/10/21 (103)
Citigroup GBP 86 USD 116 03/10/21 (1)
Citigroup KRW 967,752 USD 867 03/10/21 2
Citigroup KRW 6,580,561 USD 5,950 03/10/21 66
Citigroup NZD 148 USD 103 03/10/21 (3)
Citigroup NZD 204 USD 147 03/10/21 —
Citigroup NZD 217 USD 156 03/10/21 (1)
Citigroup PHP 1,432 USD 30 03/10/21 —
Citigroup PHP 39,764 USD 826 03/10/21 —
Citigroup PHP 166,333 USD 3,434 03/10/21 (23)
Citigroup TRY 20,000 USD 2,457 03/17/21 (227)
Citigroup TWD 642 USD 23 03/10/21 —
Citigroup TWD 16,171 USD 580 03/10/21 —
Citigroup TWD 68,829 USD 2,459 03/10/21 (7)
JPMorgan Chase USD 34 CHF 30 02/22/21 —
JPMorgan Chase USD 30 EUR 25 03/17/21 —
JPMorgan Chase USD 2,999 NOK 26,250 03/17/21 65
JPMorgan Chase CAD 2,000 USD 1,564 03/17/21 —
JPMorgan Chase EUR 782 USD 944 02/22/21 (5)
JPMorgan Chase EUR 4,593 USD 5,574 03/17/21 (5)
JPMorgan Chase GBP 10 USD 13 03/17/21 —
JPMorgan Chase GBP 564 USD 758 03/17/21 (15)
JPMorgan Chase SEK 13,000 USD 1,537 03/17/21 (20)
Royal Bank of Canada USD 60 CAD 77 03/10/21 1
Royal Bank of Canada USD 2,133 CAD 2,724 03/10/21 (2)
Royal Bank of Canada USD 8,645 CAD 11,313 03/10/21 202
Royal Bank of Canada USD 8,327 EUR 6,869 02/01/21 9
Royal Bank of Canada USD 61 EUR 50 03/17/21 —
Royal Bank of Canada USD 122 EUR 100 03/17/21 —
Royal Bank of Canada USD 587 EUR 485 03/17/21 2
Royal Bank of Canada USD 1,331 GBP 970 02/01/21 (2)
Royal Bank of Canada USD 40 GBP 30 03/17/21 1
Royal Bank of Canada USD 3,005 NOK 26,250 03/17/21 60
Royal Bank of Canada CAD 166 USD 130 03/10/21 —
Royal Bank of Canada CAD 197 USD 154 03/10/21 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 2,000 USD 1,565 03/17/21 1
Royal Bank of Canada EUR 35 USD 43 03/17/21 —
Royal Bank of Canada EUR 40 USD 49 03/17/21 —
Royal Bank of Canada EUR 66 USD 81 03/17/21 1
Royal Bank of Canada EUR 4,593 USD 5,580 03/17/21 2
Royal Bank of Canada EUR 6,815 USD 8,269 03/17/21 (9)
Royal Bank of Canada GBP 22 USD 30 03/17/21 —
Royal Bank of Canada GBP 564 USD 759 03/17/21 (14)
Royal Bank of Canada GBP 1,319 USD 1,810 03/17/21 2
Royal Bank of Canada SEK 13,000 USD 1,538 03/17/21 (19)
Royal Bank of Canada TRY 20,000 USD 2,462 03/17/21 (221)
Standard Chartered USD 2,995 NOK 26,250 03/17/21 68
Standard Chartered CAD 2,000 USD 1,564 03/17/21 —
Standard Chartered EUR 4,593 USD 5,571 03/17/21 (7)
Standard Chartered GBP 564 USD 758 03/17/21 (15)
Standard Chartered SEK 13,000 USD 1,536 03/17/21 (20)
State Street USD 17 BRL 94 03/10/21 —
State Street USD 873 BRL 4,768 03/10/21 (3)
State Street USD 3,632 BRL 19,426 03/10/21 (85)
State Street USD 194 CLP 137,201 03/10/21 (7)
State Street USD 25 CZK 534 03/10/21 —
State Street USD 81 CZK 1,728 03/10/21 —
State Street USD 3,669 CZK 80,554 03/10/21 87
State Street USD 41 EUR 34 03/17/21 —
State Street USD 79 EUR 65 03/17/21 —
State Street USD 495 GBP 361 02/01/21 (1)
State Street USD 18 HKD 139 03/10/21 —
State Street USD 41 INR 3,064 03/10/21 1
State Street USD 579 INR 42,400 03/10/21 (1)
State Street USD 2,356 INR 177,471 03/10/21 66
State Street USD 527 JPY 55,169 03/10/21 —
State Street USD 6,084 JPY 634,125 03/10/21 (27)
State Street USD 35 KRW 38,066 03/10/21 (1)
State Street USD 821 MYR 3,324 03/10/21 (2)
State Street USD 3,482 MYR 14,236 03/10/21 26
State Street USD 3 PHP 135 03/10/21 —
State Street USD 23 SEK 189 03/10/21 —
State Street USD 259 SEK 2,115 03/10/21 (5)
State Street USD 52 SGD 69 03/10/21 —
State Street USD 57 SGD 76 03/10/21 —
State Street USD 30 TWD 822 03/10/21 —
State Street BRL 391 USD 75 03/10/21 4
State Street BRL 555 USD 104 03/10/21 2
State Street COP 457,818 USD 134 03/10/21 6
State Street CZK 12,615 USD 590 03/10/21 1
State Street CZK 134,843 USD 6,039 03/10/21 (249)
State Street EUR 15 USD 18 03/17/21 —
State Street EUR 51 USD 61 03/17/21 —
State Street GBP 1,242 USD 1,699 02/16/21 (3)
State Street GBP 18 USD 25 03/17/21 —
State Street HKD 73 USD 9 03/10/21 —
State Street HKD 325 USD 42 03/10/21 —
State Street HKD 6,390 USD 824 03/10/21 —
State Street HKD 26,652 USD 3,438 03/10/21 1
State Street INR 1,028 USD 14 03/10/21 —
State Street INR 2,274 USD 31 03/10/21 —
State Street JPY 1,590 USD 15 03/10/21 —
State Street JPY 179,626 USD 1,727 03/10/21 11
State Street JPY 228,051 USD 2,210 03/10/21 32
State Street KRW 14,848 USD 13 03/10/21 —
State Street MYR 78 USD 19 03/10/21 —
State Street MYR 105 USD 26 03/10/21 —
State Street PEN 43 USD 12 03/10/21 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street PEN 84 USD 23 03/10/21 —
State Street PEN 119 USD 33 03/10/21 —
State Street PEN 3,005 USD 826 03/10/21 —
State Street PEN 12,408 USD 3,428 03/10/21 17
State Street RUB 14,724 USD 197 03/10/21 3
State Street SEK 12,337 USD 1,482 03/10/21 5
State Street SEK 52,678 USD 6,182 03/10/21 (124)
State Street SGD 1,890 USD 1,424 03/10/21 1
State Street SGD 7,961 USD 5,940 03/10/21 (53)
UBS USD 75 COP 267,105 03/10/21 —
UBS USD 815 COP 2,900,025 03/10/21 (3)
UBS USD 3,581 COP 13,095,162 03/10/21 83
UBS USD 33 RUB 2,500 03/10/21 —
UBS USD 75 RUB 5,691 03/10/21 —
UBS USD 1,479 RUB 112,002 03/10/21 (3)
UBS USD 5,835 RUB 449,907 03/10/21 92
UBS CLP 21,416 USD 28 03/10/21 (1)
UBS CLP 47,371 USD 64 03/10/21 (1)
UBS CLP 446,036 USD 609 03/10/21 2
UBS CLP 1,850,723 USD 2,421 03/10/21 (98)
UBS COP 438,477 USD 121 03/10/21 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(143)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Bank of America
Sell
USD 13,600 1.000%
(2)
12/20/25
(550) 87 (463)
CDX NA High Yield
Index Morgan Stanley
Sell
USD 22,800 5.000%
(2)
12/20/25
1,772 47 1,819
CDX NA Investment
Grade Index Morgan Stanley
Sell
USD 6,300 1.000%
(2)
12/20/25
140 (7) 133
Markit iTraxx Europe Morgan Stanley
Sell
EUR — 5.000%
(2)
06/20/25
— — —
Markit iTraxx Europe Morgan Stanley
Sell
EUR 5,920 5.000%
(2)
12/20/25
713 32 745
Total Open Credit Indices Contracts (å) 2,075 159 2,234
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 29,85 7 $ —
$ —
$ 29,85 7
Corporate Bonds and Notes — 206,043 15
—
206,0 58
International Debt — 190,756 —
—
190,756
Loan Agreements — — 39
—
39
Mortgage-Backed Securities — 72,824 —
—
72,824
Non-US Bonds — 76,681 —
—
76,681
United States Government Treasuries — 1,082 —
—
1,082
Common Stocks

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Consumer Discretionary 134 — —
—
134
Financial Services — — —
—
—
Materials and Processing — — 3,52 4
—
3,52 4
Producer Durables — 286 1,444
—
1,730
Technology — 79 —
—
79
Utilities — 18 6 —
—
18 6
Preferred Stocks — — 2,962
—
2,962
Warrants and Rights — — —
—
—
Short-Term Investments — 5 , 16 8 7
132,953
138 , 12 8
Total Investments 134 582 , 962 7,99 1 132,953 724,0 40
Other Financial Instruments
Assets
Futures Contracts 51 6 — — — 51 6
Foreign Currency Exchange Contracts 9 2,52 2 — — 2,53 1
Credit Default Swap Contracts — 2,697 — — 2,697
Liabilities
Futures Contracts (1,79 2 ) — — — (1,79 2 )
Foreign Currency Exchange Contracts (2) (2,67 2 ) — — (2,674)
Credit Default Swap Contracts — (463) — — (463)
Total Other Financial Instruments
*
$ (1,269) $ 2,084 $ — $ — $ 815
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Corporate Bonds and Notes Other* $15
Loan Agreements Other* $39
Common Stocks
Materials and Processing Discounted cash flow*** Discount rate** 14.2% $3,524
Market approach*** EBITDA multiple**** 6.5x
Discount to guidelines comparables 46.3%
Producer Durables Discounted cash flow*** Discount rate** 10.5% $1,444
Market approach*** EBITDA multiple**** 5.5x
Discount to guidelines comparables 43.9%
Preferred Stocks
Producer Durables Market approach*** EBITDA multiple**** 9.6x $2,962

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Discount to guidelines comparables 25.4%
Short-Term Investments Other* $7
Total Investments $7,991
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2021 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2021 were as follows:
Category and Subcategory
Beginning
Balance as of
11/1/2020
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance as of
1/31/2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
1/31/2021
Long-Term Fixed Income
Investments
Asset-Backed Securities $ 104 $ 68 $ 298 $ (4) $ — $ — $ — $ 130 $ — $ 130
Corporate Bonds and Notes — — — — — — — 15 15 15
Loan Agreements 39 — — — — — — — 39 —
Common Stocks
Materials and Processing 3,265 — — — — — — 259 3,524 259
Producer Durables 1,504 — — — — — — (60) 1,444 (60)
Preferred Stocks
2,774 — — — — — — 188 2,962 188
Short-Term Investments
7 — — — — — — — 7 —
Total Investments
$ 7,693 $ 68 $ 298 $ (4) $ — $ — $ — $ 532 $ 7,991 $532
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
4,537
Australia .................................................................................
219
Austria ....................................................................................
1,622
Azerbaijan ..............................................................................
870
Bahrain ...................................................................................
3,954
Belarus ....................................................................................
721
Belgium ..................................................................................
467
Bermuda .................................................................................
1,221
Brazil ......................................................................................
4,418
Canada ....................................................................................
13,481
Cayman Islands .......................................................................
13,470
Chile .......................................................................................
4,354
China ......................................................................................
1,196
Colombia .................................................................................
4,717
Costa Rica ...............................................................................
3,183
Czech Republic .......................................................................
461
Denmark .................................................................................
4,375
Dominican Republic ...............................................................
3,610
Ecuador ..................................................................................
1,234
Egypt ......................................................................................
4,727
El Salvador .............................................................................
1,944
Ethiopia ..................................................................................
940
Finland ...................................................................................
1,239

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
France .....................................................................................
11,509
Gabon .....................................................................................
522
Georgia ...................................................................................
583
Germany .................................................................................
12,755
Ghana .....................................................................................
1,125
Guernsey .................................................................................
274
Honduras ................................................................................
553
Hong Kong ..............................................................................
436
India .......................................................................................
1,350
Indonesia ................................................................................
6,338
Iraq .........................................................................................
823
Ireland ....................................................................................
5,209
Israel .......................................................................................
567
Italy ........................................................................................
11,893
Japan ......................................................................................
282
Jersey ......................................................................................
3,472
Jordan .....................................................................................
1,357
Kazakhstan .............................................................................
471
Kenya ......................................................................................
1,331
Lebanon ..................................................................................
577
Liberia ....................................................................................
457
Luxembourg ............................................................................
9,871
Macao .....................................................................................
694
Malaysia ..................................................................................
1,810
Marshall Islands .....................................................................
468
Mexico ....................................................................................
17,859
Mongolia .................................................................................
373
Morocco ..................................................................................
940
Mozambique ............................................................................
1,151
Netherlands ............................................................................
15,717
Nigeria ....................................................................................
802
Norway ....................................................................................
758
Oman ......................................................................................
2,207
Pakistan ..................................................................................
2,869
Panama ...................................................................................
1,953
Paraguay .................................................................................
728
Peru ........................................................................................
1,186
Philippines ..............................................................................
991
Puerto Rico .............................................................................
282
Qatar .......................................................................................
402
Russia .....................................................................................
1,202
Saudi Arabia ...........................................................................
4,525
Senegal ...................................................................................
267
South Africa ............................................................................
5,357
South Korea ............................................................................
280
Spain .......................................................................................
2,261
Sri Lanka ................................................................................
1,339
Sweden ....................................................................................
2,512
Trinidad and Tobago ...............................................................
1,089
Tunisia ....................................................................................
750
Turkey .....................................................................................
8,026
Ukraine ...................................................................................
1,282
United Arab Emirates .............................................................
2,254
United Kingdom ......................................................................
24,241

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
464,927
Venezuela, Bolivarian Republic of ..........................................
624
Virgin Islands, British .............................................................
3,199
Total Investments .................................................................... 724,040

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 76.5%
Asset-Backed Securities - 1.1%
AIMCO
Series 2018-AA Class ER
6.419% due 01/15/28 (USD 3 Month
LIBOR + 5.200%)(Ê)(Þ) 500 501
CarMax Auto Owner Trust
Series 2020-2 Class D
5.750% due 05/17/27 572 645
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.518% due 03/25/37 (USD 1 Month
LIBOR + 0.350%)(Ê) 220 202
GSAA Home Equity Trust
Series 2005-15 Class 2A2
0.418% due 01/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 485 261
Guggenheim CLO LLC
Series 2018-1A Class DR
7.809% due 10/15/31 (USD 3 Month
LIBOR + 6.590%)(Ê)(Þ) 757 715
LCM XVIII, LP
Series 2018-18A Class ER
7.085% due 04/20/31 (USD 3 Month
LIBOR + 5.950%)(Ê)(Þ) 750 712
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
6.191% due 07/25/31 (USD 3 Month
LIBOR + 5.200%)(Ê)(Þ) 275 260
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.176% due 07/16/31 (USD 3 Month
LIBOR + 6.000%)(Ê)(Þ) 700 643
Nationstar HECM Loan Trust
Series 2019-2A Class M4
5.682% due 11/25/29 (~)(Ê)(Š)(Þ) 425 424
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (USD 3 Month
LIBOR + 6.000%)(Ê)(Þ) 300 267
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.419% due 10/15/30 (USD 3 Month
LIBOR + 6.200%)(Ê)(Þ) 250 230
Series 2018-1A Class E
6.969% due 04/15/31 (USD 3 Month
LIBOR + 5.750%)(Ê)(Þ) 1,125 958
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.035% due 07/20/31 (USD 3 Month
LIBOR + 5.900%)(Ê)(Þ) 2,000 1,852
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (USD 3 Month
LIBOR + 6.760%)(Ê)(Þ) 250 183
7,853
Corporate Bonds and Notes - 10.3%
Air Lease Corp.
3.250% due 03/01/25 400 428
Aircastle , Ltd.
4.125% due 05/01/24 1,900 2,015
Apache Corp.
4.625% due 11/15/25 1,170 1,199
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 600 632
Canpack SA Eastern Land
3.125% due 11/01/25 (Þ) 648 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Celanese US Holdings LLC
3.500% due 05/08/24 520 563
CF Industries, Inc.
3.450% due 06/01/23 1,170 1,227
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series USD
4.500% due 02/01/24 3,250 3,600
CIT Group, Inc.
4.750% due 02/16/24 4,000 4,380
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210 215
Colfax Corp.
6.000% due 02/15/24 (Þ) 350 361
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 650 681
CSC Holdings LLC
5.250% due 06/01/24 1,650 1,776
DCP Midstream Operating, LP
5.375% due 07/15/25 1,700 1,819
Domtar Corp.
4.400% due 04/01/22 263 272
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,700 1,683
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 550 575
Series 5Y
4.750% due 07/15/23 513 531
EQT Corp.
6.125% due 02/01/25 437 515
GC EOS Buyer, Inc.
9.250% due 08/01/25 (Þ) 296 319
GE Capital Funding, LLC
3.450% due 05/15/25 (Þ) 720 790
Genworth Mortgage Insurance Corp.
Series 2020-1 Class B1
7.897% due 10/25/30 (USD 1 Month
LIBOR + 7.750%)(Ê)(Þ) 150 155
Goodyear Tire & Rubber Co. (The)
5.125% due 11/15/23 200 200
GTL Trade Finance, Inc.
Series REGS
5.893% due 04/29/24 800 898
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 2,800 2,955
HCA, Inc.
5.375% due 02/01/25 5,200 5,837
Lennar Corp.
4.500% due 04/30/24 3,550 3,908
4.750% due 05/30/25 980 1,118
MPLX, LP
1.750% due 03/01/26 1,000 1,020
Mylan, Inc.
3.125% due 01/15/23 (Þ) 630 660
Navient Corp.
5.875% due 10/25/24 153 162
6.750% due 06/25/25 847 928
Netflix, Inc.
5.875% due 02/15/25 400 468
3.625% due 06/15/25 (Þ) 300 326
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 160 166
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 370 396
Onemain Finance Corp.
6.875% due 03/15/25 463 530
Plains All American Pipeline, LP /
PAA Finance Corp.
3.600% due 11/01/24 3,100 3,327

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 266
PulteGroup, Inc.
5.500% due 03/01/26 600 714
Range Resources Corp.
5.000% due 03/15/23 673 675
Series WI
9.250% due 02/01/26 900 981
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 330 330
Seagate HDD Cayman
4.750% due 01/01/25 1,100 1,191
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 2,300 2,540
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 750 780
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 700 711
Southwest Airlines Co.
4.750% due 05/04/23 750 813
Sprint Corp.
Series WI
7.875% due 09/15/23 400 462
Steel Dynamics, Inc.
2.400% due 06/15/25 97 103
Tenet Healthcare Corp.
4.625% due 07/15/24 3,080 3,135
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 1,500 1,544
T-Mobile USA, Inc.
6.000% due 04/15/24 2,000 2,022
3.500% due 04/15/25 (Þ) 2,400 2,631
1.500% due 02/15/26 (Þ) 1,000 1,010
Toll Brothers Finance Corp.
5.625% due 01/15/24 3,100 3,426
Western Midstream Operating, LP
3.100% due 02/01/25 588 609
WPX Energy, Inc.
5.250% due 09/15/24 2,100 2,335
73,572
International Debt - 8.3%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust
3.500% due 01/15/25 2,000 2,133
Akbank TAS
5.000% due 10/24/22 250 254
Series REGS
5.125% due 03/31/25 200 204
Aker BP ASA
Series REGS
4.750% due 06/15/24 1,050 1,082
3.000% due 01/15/25 1,273 1,305
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 1,550 1,608
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 400 438
Arcelik AS
Series REGS
5.000% due 04/03/23 650 674
Arterra Wines Canada, Inc. 2020
Term Loan
4.250% due 11/25/27 (USD 3 Month
LIBOR + 3.500%)(Ê) 561 565
Auto Ahorro Automotriz SA de CV
Series _
3.325% due 03/24/25 EUR 3,652 4,747
Avison Young (Canada) Inc. Term
Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.233% due 02/01/26 (USD 3 Month
LIBOR + 5.000%)(Ê) 959 955
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 2,200 2,397
Ball Corp.
0.875% due 03/15/24 EUR 3,850 4,691
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 195
Series REGS
5.500% due 01/31/23 400 425
4.500% due 01/10/25 238 251
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 214
Series REGS
5.500% due 06/15/23 1,400 1,495
Berry Global, Inc.
Series REGS
7.000 due 01/15/25 EUR 2,900 3,563
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 2,000 2,212
Ecopetrol SA
4.125% due 01/16/25 700 755
Electricite de France SA
3.625% due 10/13/25 500 559
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 400 409
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 2,100 3,049
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 1,300 1,413
Froneri International, Ltd. Term
Loan
2.371% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 841 836
Grab Holdings, Inc. Term Loan B
0.000% due 01/20/26 (~)(Ê)(v) 710 706
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 3,140 4,283
IMS Health Holdings, Inc. Term
Loan B1
0.000% due 03/07/24 (~)(Ê)(v) EUR 1,185 1,433
Inmarsat PLC Term Loan B
5.500% due 12/11/26 (USD 3 Month
LIBOR + 0.375%)(Ê) 202 202
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,500 1,632
Invictus LLC 1st Lien Term Loan
3.121% due 03/28/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,056 1,048
Natwest Group PLC
2.359% due 05/22/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.150%)(Ê) 240 248
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 350 342
Netflix, Inc.
Series REGs
3.000% due 06/15/25 EUR 600 795
Novolipetsk Steel Funding
Series REGS
4.000% due 09/21/24 1,250 1,336
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ) 400 449
Oaktown Re, Ltd.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class M2
4.168% due 04/25/27 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 40 40
Panther BF Aggregator, LP Term
Loan B
3.621% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 908 907
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 500 569
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 EUR 1,500 1,836
Sberbank of Russia Via SB Capital
SA
Series REGS
5.125% due 10/29/22 200 210
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 EUR 850 1,039
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
6.869% due 04/15/31 (USD 3 Month
LIBOR + 5.650%)(Ê)(Þ) 1,400 1,291
Starfruit Finco BV 1st Lien Term
Loan B
3.129% due 10/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 732 728
Suzano Austria GMBH
Series REGS
5.750% due 07/14/26 400 468
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.119% due 04/15/32 (USD 3 Month
LIBOR + 6.900%)(Ê)(Þ) 700 674
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 1,100 1,139
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 260
UniCredit SpA
7.830% due 12/04/23 (Þ) 350 411
VEON Holdings BV
Series REGS
4.000% due 04/09/25 1,000 1,054
59,529
Loan Agreements - 17.6%
ABG Intermediate Holdings, LLC
1st Lien Term Loan B
4.500% due 09/29/24 (USD 3 Month
LIBOR + 3.500%)(Ê) 1,383 1,382
ADMI Corp. Term Loan
4.750% due 12/23/27 (USD 1 Month
LIBOR + 4.000%)(Ê) 687 691
Advanced Integration Technology,
LP 1st Lien Term Loan B1
5.750% due 04/03/23 (USD 1 Month
LIBOR + 4.750%)(Ê) 1,201 1,093
AgroFresh , Inc. 2020 Term Loan
7.250% due 12/27/24 (USD 1 Month
LIBOR + 6.250%)(Ê) 381 379
AGS LLC 1st Lien Term Loan B
4.500% due 02/15/24 (USD 3 Month
LIBOR + 3.500%)(Ê) 1,080 1,051
Air Medical Group Holdings, Inc.
1st Lien Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 09/24/25 (USD 3 Month
LIBOR + 4.750%)(Ê) 1,100 1,100
Air Methods Corp. Term Loan B
4.500% due 04/13/24 (USD 3 Month
LIBOR + 3.500%)(Ê) 1,994 1,922
Alchemy Copyrights LLC Term
Loan B
4.000% due 08/14/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 554 554
Alliant Holdings Intermediate, LLC
Term Loan B3
4.250% due 10/08/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 449 449
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.621% due 08/15/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,369 1,365
Alterra Mountain Comp. 2020 Term
Loan B
5.500% due 08/01/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,239 1,244
Alvogen Group, Inc. Extended Term
Loan
6.250% due 12/31/23 (USD 6 Month
LIBOR + 5.250%)(Ê) 3,204 3,190
Amentum Services, Inc. 2020 Term
Loan B
5.500% due 01/27/27 (USD 3 Month
LIBOR + 4.750%)(Ê) 740 742
AppLovin Corp. 1st Lien Term Loan
B
3.621% due 08/15/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 697 696
AppLovin Corp. 2020 Incremental
Term Loan B
4.121% due 08/15/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 344 344
APRO LLC Term Loan B
5.000% due 11/14/26 (USD 3 Month
LIBOR + 4.000%)(Ê) 626 628
AQA Acquisition Holding, Inc.
2020 Term Loan
4.750% due 11/20/27 (~)(Ê) 934 934
Aramark Services, Inc. Term Loan
B4
1.871% due 01/15/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 879 871
Aretec Group, Inc. 1st Lien Term
Loan
4.371% due 10/01/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,058 1,057
Ascena Retail Group, Inc. Term
Loan B
5.250% due 08/21/22 (USD 1 Month
LIBOR + 4.500%)(Ê) 182 36
AssuredPartners , Inc. Term Loan B
3.647% due 02/13/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,039 1,033
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.371% due 10/02/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,391 1,388
Brookfield WEC Holdings, Inc.
Term Loan
3.250% due 08/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 977 976

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cambium Learning Group, Inc.
Term Loan
4.754% due 12/18/25 (USD 3 Month
LIBOR + 4.500%)(Ê) 1,013 1,015
Camelot Finance SA Term Loan B
3.121% due 10/31/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,053 1,054
Canister International Group Inc.
Term Loan B
4.871% due 12/20/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 948 948
Cano Health, LLC Delayed Draw
Term Loan
0.500% due 12/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê)(Œ) 11 11
Cano Health, LLC Term Loan
6.000% due 12/15/27 (USD 3 Month
LIBOR + 4.750%)(Ê) 29 29
Carestream Health, Inc. 2020
Extended 2nd Lien PIK Term
Loan
5.500% due 08/05/23 (USD 3 Month
LIBOR + 8.000%)(Ê) 1,129 1,016
Carestream Health, Inc. 2020
Extended Term Loan
7.750% due 05/05/23 (USD 3 Month
LIBOR + 6.750%)(Ê) 2,175 2,166
Castle Holding Corp. Term Loan B
4.003% due 01/31/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 1,162 1,148
CCI Buyer, Inc. Term Loan
4.750% due 12/12/27 (USD 3 Month
LIBOR + 4.000%)(Ê) 700 704
Centralsquare Technologies LLC 1st
Lien Term Loan
4.004% due 08/29/25 (USD 3 Month
LIBOR + 3.750%)(Ê) 327 306
CenturyLink, Inc. Term Loan B
2.371% due 03/15/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 630 627
Citadel Securities LP 2021 Term
Loan B
0.000% due 02/27/28 (~)(Ê)(Þ)(v) 352 350
Cloudera, Inc. Term Loan B
3.250% due 12/17/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 693 696
CommerceHub , Inc. 2020 2nd Lien
Term Loan
7.750% due 12/02/28 (~)(Ê) 420 426
CommerceHub , Inc. 2020 Term
Loan B
4.750% due 12/02/27 (~)(Ê) 692 695
Connect Finco Sarl Term Loan B
4.500% due 12/11/26 (USD 1 Month
LIBOR + 3.500%)(Ê)(Þ) 1,344 1,345
Cornerstone OnDemand , Inc. Term
Loan B
4.379% due 04/22/27 (USD 1 Month
LIBOR + 4.250%)(Ê) 452 454
Crown Finance US. Inc Term Loan
B1
7.000% due 05/23/24 (USD 3 Month
LIBOR + 7.000%)(Ê) 312 387
CT Technologies Intermediate
Holdings, Inc. 2020 Term Loan
6.000% due 12/10/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 1,400 1,401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deliver Buyer, Inc. Incremental
Term Loan B
7.250% due 05/01/24 (USD 3 Month
LIBOR + 6.250%)(Ê) 1,064 1,069
Direct ChassisLink , Inc. 2nd Lien
Term Loan
8.484% due 04/10/26 (~)(Ê) 810 815
Douglas Dynamics, Inc. Term Loan
B
4.750% due 06/08/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 316 317
Eagle Broadband Investments, LLC
Term Loan
3.750% due 10/08/27 (USD 3 Month
LIBOR + 3.000%)(Ê) 762 765
Education Advisory Board 1st Lien
Term Loan
4.750% due 2024(USD 2 Month
LIBOR + 3.750%)(Ê) 523 522
EnergySolutions LLC 1st Lien Term
Loan B
4.750% due 05/11/25 (USD 3 Month
LIBOR + 3.750%)(Ê) 1,177 1,171
Envision Healthcare Corp. 1st Lien
Term Loan B
3.871% due 10/10/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,034 877
Eyecare Partners LLC Delayed
Draw Term Loan
3.871% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 317 311
Eyecare Partners LLC Term Loan
3.871% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,346 1,321
Flexera Software LLC 2020
Incremental Term Loan
4.500% due 01/31/28 (~)(Ê) 350 352
Fort Dearborn Co. 1st Lien Term
Loan
5.000% due 10/19/23 (USD 1 Month
LIBOR + 4.000%)(Ê) 1,535 1,528
Genesee & Wyoming, Inc. New
Term Loan
2.254% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 1,399 1,397
Getty Images, Inc. 1st Lien Term
Loan
4.625% due 02/19/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,771 1,762
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
0.000% due 03/07/25 (~)(Ê)(v) 2,000 1,977
Graham Packaging Co., Inc. Term
Loan
4.500% due 07/28/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 630 631
Greeneden US Holdings II LLC
2020 USD Term Loan B
4.750% due 10/08/27 (USD 1 Month
LIBOR + 4.000%)(Ê) 653 655
Gruden Holdings, Inc. 1st Lien
Term Loan
6.500% due 08/18/22 (USD 3 Month
LIBOR + 5.500%)(Ê) 1,589 1,578
GTT Communications, Inc. 1st Lien
Term Loan B

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 05/31/25 (USD 3 Month
LIBOR + 2.750%)(Ê) 849 671
GTT Communications, Inc. 2020
Term Loan
6.000% due 11/18/27 (USD 1 Month
LIBOR + 6.000%)(Ê) 459 450
Guidehouse LLP 1st Lien Loan
4.621% due 05/01/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 613 615
Helios Software Holdings, Inc. Term
Loan
4.519% due 10/24/25 (USD 6 Month
LIBOR + 4.250%)(Ê) 984 982
HGIM Corp. 1st Lien Term Loan
7.000% due 07/02/23 (USD 3 Month
LIBOR + 6.000%)(Ê) 706 390
HUB International, Ltd. 1st Lien
Term Loan
2.965% due 04/25/25 (USD 3 Month
LIBOR + 2.750%)(Ê) 1,934 1,916
Invictus LLC 2nd Lien Term Loan
6.871% due 03/30/26 (USD 1 Month
LIBOR + 6.750%)(Ê) 393 383
ION Trading Technologies Sarl 1st
Lien Term Loan B
5.000% due 11/21/24 (USD 3 Month
LIBOR + 4.000%)(Ê) 1,193 1,191
IRI Holdings, Inc. 2020 Incremental
Term Loan
5.121% due 12/01/25 (USD 1 Month
LIBOR + 5.000%)(Ê) 1,540 1,536
Jane Street Group LLC 2021 Term
Loan
0.000% due 01/31/28 (~)(Ê)(v) 710 707
Jason Group, Inc. 2nd Lien Term
Loan
2.000% due 02/28/26 (USD 1 Month
LIBOR + 9.000%)(Ê) 66 60
Jason Group, Inc. Term Loan
3.000% due 08/28/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 99 98
Kenan Advantage Group, Inc. (The)
2015 Term Loan
4.000% due 07/31/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 2,253 2,227
Kenan Advantage Group, Inc. (The)
Term Loan B
4.000% due 07/31/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 588 581
Kestra Advisory Services LLC Term
Loan
4.400% due 06/04/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 603 602
LifeScan Global Corp. 1st Lien Term
Loan
6.238% due 10/01/24 (USD 3 Month
LIBOR + 6.000%)(Ê) 1,273 1,221
Limetree Bay Terminals LLC Term
Loan B
4.121% due 02/15/24 (USD 1 Month
LIBOR + 4.000%)(Ê) 701 654
Mallinckrodt International Finance
SA 1st Lien Term Loan B
5.500% due 09/24/24 (USD 6 Month
LIBOR + 4.750%)(Ê) 1,171 1,101
Mavis Tire Express Services Corp.
1st Lien Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.504% due 03/20/25 (USD 3 Month
LIBOR + 3.250%)(Ê) 826 822
Mavis Tire Express Services Corp.
2020 Add On Term Loan B
5.000% due 03/20/25 (USD 3 Month
LIBOR + 4.000%)(Ê) 380 381
MH Sub I LLC 1st Lien Term Loan
3.621% due 09/15/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 726 721
Midwest Physician Administrative
Services LLC 2nd Lien Term
Loan
7.750% due 08/11/25 (USD 1 Month
LIBOR + 7.000%)(Ê) 703 697
Mitchell International, Inc. 1st Lien
Term Loan B
3.371% due 12/01/24 (USD 1 Month
LIBOR + 3.250%)(Ê) 1,567 1,545
MTN Infrastructure TopCo , Inc.
Term Loan B
5.000% due 11/17/24 (USD 1 Month
LIBOR + 4.000%)(Ê) 293 294
Navistar, Inc. 1st Lien Term Loan B
3.630% due 11/06/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,129 1,127
NEP Group, Inc. Initial Dollar Term
Loan
3.371% due 10/20/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 430 410
New Constellis Borrower LLC 2020
Term Loan
8.500% due 03/27/24 (USD 1 Month
LIBOR + 7.500%)(Ê) 83 82
New Constellis Borrower LLC 2nd
Lien Term Loan
12.000% due 03/27/25 (USD 1 Month
LIBOR + 11.000%)(Ê) 70 56
NN, Inc. 1st Lien Term Loan B
6.500% due 10/19/22 (USD 1 Month
LIBOR + 5.750%)(Ê) 695 692
NN, Inc. Term Loan
5.871% due 10/19/22 (USD 1 Month
LIBOR + 5.750%)(Ê) 818 815
Park Place Technologies, LLC 2020
Term Loan
6.000% due 11/10/27 (USD 1 Month
LIBOR + 5.000%)(Ê) 730 723
Perforce Software, Inc. Term Loan B
3.871% due 07/01/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,582 1,577
PPD, Inc. Initial Term Loan
2.750% due 01/13/28 (USD 1 Month
LIBOR + 2.250%)(Ê) 700 703
Pre-Paid Legal Services, Inc. 1st
Lien Term Loan
3.371% due 05/01/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 980 978
Pre-Paid Legal Services, Inc. 2020
Incremental Term Loan
4.750% due 05/01/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 483 486
Procera Networks, Inc. 1st Lien
Term Loan
4.621% due 11/02/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 557 548
Project Accelerate Parent LLC First
Lien Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 01/02/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 406 386
Project Silverback Holdings Corp.
1st Lien Term Loan
4.500% due 08/21/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,359 1,354
Quest Software US Holdings, Inc.
1st Lien Term Loan
4.462% due 05/18/25 (USD 3 Month
LIBOR + 4.250%)(Ê) 1,333 1,331
Red Ventures LLC 1st Lien Term
Loan B
2.621% due 11/08/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,405 1,388
Red Ventures LLC 2020 Term Loan
B
4.250% due 08/11/24 (USD 1 Month
LIBOR + 3.500%)(Ê) 282 282
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.871% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,477 1,474
Research Now Group, Inc. 1st Lien
Term Loan
6.500% due 12/20/24 (USD 3 Month
LIBOR + 5.500%)(Ê) 389 385
Revint IntermediateE II LLC 2020
Term Loan B
5.750% due 10/15/27 (USD 1 Month
LIBOR + 5.000%)(Ê) 370 372
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
2.871% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 2,820 2,818
Reynolds Group Holdings, Inc.
2020 Term Loan
3.371% due 02/16/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 700 700
Rocket Software, Inc. Term Loan
4.371% due 12/31/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,401 1,400
Ryan Specialty Group LLC Term
Loan B
4.000% due 09/01/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 522 522
S2P Acquisition Borrower, Inc. Term
Loan
4.121% due 08/14/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 1,102 1,099
Sedgwick Claims Management
Services, Inc. 1st Lien Term Loan
B
3.371% due 12/31/25 (USD 1 Month
LIBOR + 3.250%)(Ê) 1,128 1,120
SMG US Midco 2, Inc. 2020 Term
Loan
2.685% due 01/23/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 920 872
Sonicwall US Holdings, Inc. 1st
Lien Term Loan
3.724% due 05/16/25 (USD 3 Month
LIBOR + 3.500%)(Ê) 1,236 1,217
SonicWALL US Holdings, Inc. 2nd
Lien Term Loan
3.724% due 05/18/26 (~)(Ê) 180 167
SP PF Buyer LLC 1st Lien Term
Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.621% due 12/21/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 849 820
Stats Intermediate Holding LLC
Term Loan
5.471% due 07/10/26 (USD 3 Month
LIBOR + 5.250%)(Ê) 1,534 1,525
Surf Holdings, LLC USD Term Loan
3.726% due 03/05/27 (USD 3 Month
LIBOR + 3.500%)(Ê) 385 384
Teneo Holdings LLC Term Loan
6.250% due 07/12/25 (USD 1 Month
LIBOR + 5.250%) (Ê) 342 340
Terrier Media Buyer, Inc. Term
Loan B
4.371% due 12/17/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,090 2,089
Truck Hero, Inc. 2021 Term Loan B
0.000% due 01/19/28 (~)(Ê)(Þ)(v) 710 710
Tunnel Hill Partners ,LP Term Loan
B
3.721% due 02/08/26 (~)(Ê) 343 332
Twin River Worldwide Holdings,
Inc. 2020 Incremental Term Loan
B1
9.000% due 05/11/26 (USD 1 Month
LIBOR + 8.000%)(Ê) 159 170
Uber Technologies, Inc. 1st Lien
Term Loan
5.000% due 04/04/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 629 630
United Natural Foods, Inc. Term
Loan
4.371% due 10/22/25 (USD 1 Month
LIBOR + 4.250%)(Ê) 3,351 3,355
Univision Communications, Inc.
2020 Term Loan B
4.750% due 03/15/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 626 626
UPC Broadband Holding BV 2020
Term Loan B1
3.627% due 01/31/29 (USD 1 Month
LIBOR + 3.500%)(Ê) 263 263
UPC Broadband Holding BV 2020
USD Term Loan B2
3.627% due 01/31/29 (USD 1 Month
LIBOR + 3.500%)(Ê) 263 263
Upstream Newco , Inc. Term Loan
4.621% due 10/24/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 822 824
USI, Inc. Term Loan B
3.254% due 05/16/24 (USD 3 Month
LIBOR + 3.000%)(Ê) 757 751
Vero Parent, Inc. Term Loan B
6.483% due 08/16/24 (USD 3 Month
LIBOR + 6.250%)(Ê) 378 378
7.000% due 08/16/24 (USD 3 Month
LIBOR + 6.000%)(Ê) 712 713
Vertical US Newco , Inc. Term Loan
B
4.478% due 07/01/27 (USD 6 Month
LIBOR  + 4.250%)(Ê) 1,041 1,049
VS Buyer LLC Term Loan B
3.371% due 03/02/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 382 381
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (~)(Ê)(v) 643 643

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Whatabrands LLC 2020 Term Loan
B
2.877% due 08/03/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 691 690
White Cap Buyer LLC Term Loan B
4.500% due 10/19/27 (USD 6 Month
LIBOR + 4.000%)(Ê) 740 742
William Morris Endeavor
Entertainment LLC 1st Lien Term
Loan B
2.880% due 08/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,638 1,522
William Morris Endeavor
Entertainment LLC Term Loan B2
9.500% due 05/18/25 (USD 1 Month
LIBOR + 8.500%)(Ê) 891 938
Women's Care Enterprises LLC 2nd
Lien Term Loan
5.250% due 12/29/28 (~)(Ê) 370 369
Women's Care Enterprises LLC
Term Loan
5.250% due 01/15/28 (~)(Ê) 423 424
WP CityMD Bidco LLC 2021 Term
Loan B
4.500% due 08/13/26 (~)(Ê) 1,142 1,143
Yak Access LLC 1st Lien Term
Loan B
5.254% due 07/11/25 (USD 3 Month
LIBOR + 5.000%)(Ê) 971 881
Zayo Group Holdings, Inc. Term
Loan
3.121% due 03/09/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 2,609 2,591
125,426
Mortgage-Backed Securities – 23.3%
1Sharpe Mortgage Trust
Series 2020-1
3.149% due 07/25/24 (USD 3 Month
LIBOR + 2.900%)(Ê)(Š)(Þ) 636 638
Alternative Loan Trust
Series 2005-27 Class 1A1
2.161% due 08/25/35 (~)(Ê) 231 195
Series 2005-59 Class 1A1
0.520% due 11/20/35 (USD 1 Month
LIBOR + 0.330%)(Ê) 244 228
Series 2006-OA10 Class 2A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 116 114
Series 2006-OA10 Class 3A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 354 358
Series 2006-OA10 Class 4A1
0.548% due 08/25/46 (USD 1 Month
LIBOR + 0.190%)(Ê) 504 495
Arroyo Mortgage Trust
Series 2020-1 Class M1
4.277% due 03/25/55 (Þ) 594 619
Banc of America Commercial
Mortgage Trust
Series 2008-1 Class AJ
6.786% due 02/10/51 (~)(Ê) 11 11
Series 2016-UB10 Class D
3.000% due 07/15/49 (Þ) 697 590
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK9 Class D
2.800% due 11/15/54 (Þ) 563 484
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays Commercial Mortgage
Securities LLC
Series 2019-C4 Class E
3.250% due 08/15/52 (Þ) 350 290
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.753% due 10/25/35 (~)(Ê) 161 153
Series 2006-6 Class 1A1
0.488% due 11/25/36 (USD 1 Month
LIBOR + 0.320%)(Ê) 426 395
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T28 Class D
5.718% due 09/11/42 (~)(Ê)(Þ) 135 73
Benchmark Mortgage Trust
Series 2019-B11 Class D
3.000% due 05/15/52 (Þ) 310 294
BRAVO Residential Funding Trust
Series 2020-NQM1 Class M1
3.181% due 05/25/60 (~)(Ê)(Þ) 190 193
CD Commercial Mortgage Trust
Series 2017-CD6 Class C
4.267% due 11/13/50 (~)(Ê) 208 211
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2006-4A Class A2
0.348% due 11/25/47 (USD 1 Month
LIBOR + 0.180%)(Ê)(Þ) 287 217
Citigroup Commercial Mortgage
Trust
Series 2012-GC8 Class C
5.044% due 09/10/45 (~)(Ê)(Þ) 434 426
Series 2015-P1 Class C
4.514% due 09/15/48 (~)(Ê) 175 173
Commercial Mortgage Trust
Series 2012-CR3 Class E
4.909% due 10/15/45 (~)(Ê)(Þ) 202 101
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454 273
Series 2013-LC6 Class E
3.500% due 01/10/46 (Þ) 164 105
Series 2014-CR14 Class D
4.768% due 02/10/47 (~)(Ê)(Þ) 297 277
Series 2014-CR17 Class E
5.009% due 05/10/47 (~)(Ê)(Þ) 645 355
Series 2014-CR19 Class D
4.888% due 08/10/47 (~)(Ê)(Þ) 355 344
Series 2014-CR21 Class C
4.574% due 12/10/47 (~)(Ê) 175 181
Series 2014-UBS3 Class D
4.768% due 06/10/47 (~)(Ê)(Þ) 338 342
Series 2014-UBS4 Class D
4.863% due 08/10/47 (~)(Ê)(Þ) 451 384
Series 2017-COR2 Class C
4.713% due 09/10/50 (~)(Ê) 179 189
Series 2018-COR3 Class D
2.811% due 05/10/51 (~)(Ê)(Þ) 421 349
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
5.910% due 09/15/39 (~)(Ê)(Þ) 9 9
Credit Suisse Mortgage Trust
Series 2016-NXSR Class B
4.251% due 12/15/49 (~)(Ê) 186 181
Series 2020-SPT1 Class M1
3.388% due 04/25/65 (~)(Ê)(Þ) 837 850
CSAIL Commercial Mortgage Trust
Series 2018-C14 Class D
4.891% due 11/15/51 (~)(Ê)(Þ) 245 240
Series 2020-C19 Class D
2.500% due 03/15/53 (Þ) 196 177

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 264 256
Fannie Mae
4.500% due 2049 29 32
5.000% due 2049 67 76
30 Year TBA(Ï)
1.500% 3,000 3,013
2.000% 29,000 29,939
2.500% 10,000 10,537
3.500% 4,000 4,256
4.000% 20,000 21,125
Fannie Mae Connecticut Avenue
Securities Trust
Series 2015-C04 Class 1M2
5.868% due 04/25/28 (USD 1 Month
LIBOR + 5.700%)(Ê) 74 78
Series 2016-C01 Class 1B
11.918% due 08/25/28 (USD 1 Month
LIBOR + 11.750%)(Ê) 289 354
Series 2016-C02 Class 1B
12.418% due 09/25/28 (USD 1 Month
LIBOR + 12.250%)(Ê) 606 759
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 71 74
Series 2016-C03 Class 2M2
6.068% due 10/25/28 (USD 1 Month
LIBOR + 5.900%)(Ê) 378 398
Series 2016-C04 Class 1B
10.418% due 01/25/29 (USD 1 Month
LIBOR + 10.250%)(Ê) 149 176
Series 2016-C05 Class 2B
10.898% due 01/25/29 40 48
Series 2016-C05 Class 2M2
4.618% due 01/25/29 (USD 1 Month
LIBOR + 4.450%)(Ê) 15 16
Series 2016-C06 Class 1B
9.418% due 04/25/29 (USD 1 Month
LIBOR + 9.250%)(Ê) 149 168
Series 2017-C01 Class 1B1
5.918% due 07/25/29 (USD 1 Month
LIBOR + 5.750%)(Ê) 953 1,036
Series 2017-C02 Class 2B1
5.668% due 09/25/29 (USD 1 Month
LIBOR + 5.500%)(Ê) 440 469
Series 2017-C03 Class 1B1
5.018% due 10/25/29 (USD 1 Month
LIBOR + 4.850%)(Ê) 90 97
Series 2017-C03 Class 1M2
3.168% due 10/25/29 (USD 1 Month
LIBOR + 3.000%)(Ê) 629 642
Series 2017-C05 Class 1B1
3.768% due 01/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê) 65 67
Series 2017-C06 Class 2B1
4.618% due 02/25/30 (USD 1 Month
LIBOR + 4.450%)(Ê) 70 72
Series 2017-C07 Class 2B1
4.618% due 05/25/30 (USD 1 Month
LIBOR + 4.450%)(Ê) 357 372
Series 2018-C01 Class 1B1
3.718% due 07/25/30 (USD 1 Month
LIBOR + 3.550%)(Ê) 549 561
Series 2018-C03 Class 1B1
3.918% due 10/25/30 (USD 1 Month
LIBOR + 3.750%)(Ê) 750 773
Series 2018-C04 Class 2B1
4.668% due 12/25/30 (USD 1 Month
LIBOR + 4.500%)(Ê) 602 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C05 Class 1B1
4.418% due 01/25/31 (USD 1 Month
LIBOR + 4.250%)(Ê) 140 146
Series 2018-C06 Class 2B1
4.268% due 03/25/31 (USD 1 Month
LIBOR + 4.100%)(Ê) 163 165
Series 2019-R01 Class 2M2
2.618% due 07/25/31 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 727 729
Series 2019-R02 Class 1B1
4.318% due 08/25/31 (USD 1 Month
LIBOR + 4.150%)(Ê)(Þ) 306 314
Series 2019-R03 Class 1B1
4.268% due 09/25/31 (USD 1 Month
LIBOR + 4.100%)(Ê)(Þ) 147 151
Series 2019-R05 Class 1B1
4.268% due 07/25/39 (USD 1 Month
LIBOR + 4.100%)(Ê)(Þ) 281 286
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 273 263
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 372 76
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 198 8
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 13 —
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 386 71
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 220 40
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 445 22
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 245 49
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 882 178
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 2,781 104
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 384 16
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 363 16
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 797 166
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 659 123

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-28 Class IO
Interest Only STRIP
5.500% due 05/25/45 2,733 494
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,482 288
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 242 24
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,576 308
Series 2016-62 Class GS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,611 283
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,133 205
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 1,030 111
Series 2016-88 Class BS
Interest Only STRIP
5.932% due 12/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,547 338
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 503 13
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,067 97
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 439 34
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 344 13
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 855 57
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,072 74
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 240 14
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 488 43
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 816 93
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 790 135
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 694 101
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,233 180
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 969 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,304 215
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,069 174
Series 2019-32 Class SD
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,026 544
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,084 587
Series 2019-69 Class GS
Interest Only STRIP
5.816% due 12/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,718 427
Series 2019-71 Class SC
Interest Only STRIP
5.832% due 11/25/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 2,999 471
Series 2020-12 Class SK
Interest Only STRIP
5.878% due 03/25/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 5,998 1,173
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 3,375 660
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 5,810 705
Series 2020-58 Class CI
Interest Only STRIP
4.500% due 07/25/50 2,670 407
Series 2020-70 Class SD
Interest Only STRIP
6.100% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,937 836
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 5,141 671
Series 2020-76 Class GI
Interest Only STRIP
4.000% due 11/25/50 5,348 643
Freddie Mac REMICS
Series 2006-3153 Class UI
Interest Only STRIP
6.408% due 05/15/36 (-1 x USD 1
Month LIBOR + 6.570%)(Ê) 2,518 618
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 346 16
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 426 51
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1 Month
LIBOR + 5.950%)(Ê) 524 82
Series 2012-3988 Class NS
Interest Only STRIP
6.290% due 01/15/42 (-1 x USD 1
Month LIBOR + 6.475%)(Ê) 1,185 237

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4073 Class AS
Interest Only STRIP
5.865% due 08/15/38 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 93 2
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 501 47
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 248 9
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 709 81
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,507 90
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1 Month
LIBOR + 6.100%)(Ê) 651 110
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 410 22
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 446 55
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 862 88
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 221 3
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 375 42
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 374 13
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 143 18
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 593 23
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 194 13
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 299 27
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 631 55
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 332 30
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 1,967 153
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 140 1
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 356 5
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 558 44
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 101 1
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 409 31
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 541 90
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 791 137
Series 2019-4878 Class SA
Interest Only STRIP
5.915% due 05/15/49 (USD 1 Month
LIBOR + 6.100%)(Ê) 2,035 355
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,402 592
Series 2019-4942 Class SG
Interest Only STRIP
5.898% due 01/25/50 (USD 1 Month
LIBOR + 6.050%)(Ê) 2,266 408
Series 2020-4955 Class SA
Interest Only STRIP
5.816% due 02/25/50 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,434 705
Series 2020-4969 Class IO
Interest Only STRIP
3.000% due 04/25/50 4,678 550
Series 2020-4973 Class BI
Interest Only STRIP
4.500% due 05/25/50 3,766 626
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,624 790
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 3,938 420
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 4,306 690
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 3,315 396
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183 190
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60 63
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,180 265
Freddie Mac Structured Agency
Credit Risk Debt Notes
Series 2014-DN1 Class M3
4.681% due 02/25/24 (USD 1 Month
LIBOR + 4.500%)(Ê) 290 286
Series 2015-DNA1 Class B
9.368% due 10/25/27 (USD 1 Month
LIBOR + 9.200%)(Ê) 247 287
Series 2015-DNA2 Class B
7.718% due 12/25/27 (USD 1 Month
LIBOR + 7.550%)(Ê) 515 566

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-DNA3 Class B
9.518% due 04/25/28 (USD 1 Month
LIBOR + 9.350%)(Ê) 667 790
Series 2016-DNA1 Class M3
5.718% due 07/25/28 (USD 1 Month
LIBOR + 5.550%)(Ê) 213 224
Series 2016-DNA3 Class M3
5.168% due 12/25/28 (USD 1 Month
LIBOR + 5.000%)(Ê) 395 414
Series 2016-HQA3 Class M3
4.018% due 03/25/29 (USD 1 Month
LIBOR + 3.850%)(Ê) 449 464
Series 2016-HQA4 Class M3
4.068% due 04/25/29 (USD 1 Month
LIBOR + 3.900%)(Ê) 391 406
Series 2017-DNA1 Class B1
5.118% due 07/25/29 (USD 1 Month
LIBOR + 4.950%)(Ê) 496 532
Series 2017-HQA1 Class B1
5.168% due 08/25/29 (USD 1 Month
LIBOR + 5.000%)(Ê) 525 549
Series 2018-DNA2 Class M2
2.318% due 12/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 630 632
Series 2018-DNA3 Class B2
7.918% due 09/25/48 (USD 1 Month
LIBOR + 7.750%)(Ê)(Þ) 204 212
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 929 932
Series 2018-HQA2 Class B1
4.418% due 10/25/48 (USD 1 Month
LIBOR + 4.250%)(Ê)(Þ) 404 418
Series 2018-HQA2 Class B2
11.168% due 10/25/48 (USD 1 Month
LIBOR + 11.000%)(Ê)(Þ) 239 275
Series 2019-DNA1 Class B2
10.918% due 01/25/49 (USD 1 Month
LIBOR + 10.750%)(Ê)(Þ) 76 88
Series 2019-DNA2 Class B2
10.668% due 03/25/49 (USD 1 Month
LIBOR + 10.500%)(Ê)(Þ) 243 271
Series 2019-DNA3 Class B2
8.318% due 07/25/49 (USD 1 Month
LIBOR + 8.150%)(Ê)(Þ) 170 180
Series 2019-HQA1 Class M2
2.518% due 02/25/49 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 317 319
Series 2019-HQA2 Class B2
11.418% due 04/25/49 (USD 1 Month
LIBOR + 11.250%)(Ê)(Þ) 100 112
Series 2020-DNA3 Class B2
9.521% due 06/25/50 (USD 1 Month
LIBOR + 9.350%)(Ê)(Þ) 462 543
Series 2020-DNA4 Class B2
10.158% due 08/25/50 (USD 1 Month
LIBOR + 10.000%)(Ê)(Þ) 794 955
Series 2020-HQA3 Class B2
10.176% due 07/25/50 (USD 1 Month
LIBOR + 10.000%)(Ê)(Þ) 286 336
Ginnie Mae II
3.500% due 2049 309 330
5.000% due 2049 147 163
5.500% due 2049 27 30
5.000% due 2050 37 41
30 Year TBA(Ï)
4.000% 2,000 2,138
Ginnie Mae REMICS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 795 108
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 71 12
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 4,271 793
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 811 135
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 312 47
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 580 27
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (USD 1 Month
LIBOR + 6.500%)(Ê) 36 —
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,455 64
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 758 151
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 594 35
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 656 117
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (-1 x USD 1
Month LIBOR + 6.690%)(Ê) 602 135
Series 2011-151 Class SC
Interest Only STRIP
6.555% due 07/16/40 (USD 1 Month
LIBOR + 6.750%)(Ê) 247 16
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 26 —
Series 2011-H16 Class FI
Interest Only STRIP
0.998% due 07/20/61 (~)(Ê) 1,136 37
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,111 178
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 308 51
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 3,878 119
Series 2012-H11 Class FI
Interest Only STRIP
1.192% due 02/20/62 (~)(Ê) 4,918 161
Series 2012-H29 Class CI
Interest Only STRIP
1.388% due 02/20/62 (~)(Ê) 3,284 122
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 426 38

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 637 26
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 208 34
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,658 226
Series 2013-99 Class AS
Interest Only STRIP
5.860% due 06/20/43 (USD 1 Month
LIBOR + 6.050%)(Ê) 213 34
Series 2013-182 Class SP
Interest Only STRIP
6.510% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 173 39
Series 2013-184 Class SK
Interest Only STRIP
5.860% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,349 275
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 1,846 59
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 2,894 102
Series 2014-27 Class S
Interest Only STRIP
5.910% due 02/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,364 267
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 333 20
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,189 231
Series 2014-60 Class SE
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 307 57
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 313 45
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 1,654 295
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 901 26
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 251 29
Series 2014-H06 Class BI
Interest Only STRIP
1.438% due 02/20/64 (~)(Ê) 1,783 77
Series 2014-H06 Class TR
Interest Only STRIP
1.391% due 03/20/64 (~)(Ê) 1,881 79
Series 2014-H08 Class BI
Interest Only STRIP
1.432% due 04/20/64 (~)(Ê) 2,214 138
Series 2014-H08 Class CI
Interest Only STRIP
1.446% due 03/20/64 (~)(Ê) 2,360 108
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 1,813 64
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H11 Class GI
Interest Only STRIP
1.444% due 06/20/64 (~)(Ê) 2,183 127
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 2,311 96
Series 2014-H23 Class BI
Interest Only STRIP
1.534% due 11/20/64 (~)(Ê) 2,975 189
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 2,436 155
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 741 53
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 435 65
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 728 35
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 249 43
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 416 45
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 401 66
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 460 11
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 227 37
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 547 54
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 684 52
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 335 45
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,036 62
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 472 83
Series 2015-H01 Class BI
Interest Only STRIP
1.531% due 01/20/65 (~)(Ê) 4,355 253
Series 2015-H03 Class DI
Interest Only STRIP
2.392% due 01/20/65 (~)(Ê) 1,966 158
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,321 150
Series 2015-H08 Class BI
Interest Only STRIP
2.438% due 03/20/65 (~)(Ê) 832 62
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 315 20
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 843 60

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 615 50
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 358 21
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 2,691 233
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 942 33
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 766 49
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 439 31
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 775 98
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,104 178
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 289 29
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 341 55
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 417 88
Series 2016-84 Class IB
Interest Only STRIP
4.500% due 11/16/45 1,666 322
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 315 40
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 134 1
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 130 7
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 256 33
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,378 224
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 227 4
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 567 26
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,210 104
Series 2016-H12 Class AI
Interest Only STRIP
1.626% due 07/20/65 (~)(Ê) 2,587 157
Series 2016-H14 Class AI
Interest Only STRIP
2.405% due 06/20/66 (~)(Ê) 2,870 248
Series 2016-H16 Class DI
Interest Only STRIP
1.222% due 06/20/66 (~)(Ê) 1,477 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 2,178 180
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 1,929 202
Series 2016-H20 Class BI
Interest Only STRIP
1.596% due 09/20/66 (~)(Ê) 1,992 117
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,914 136
Series 2016-H23 Class NI
Interest Only STRIP
3.167% due 10/20/66 (~)(Ê) 2,770 243
Series 2016-H24 Class CI
Interest Only STRIP
1.667% due 10/20/66 (~)(Ê) 3,368 223
Series 2016-H24 Class JI
Interest Only STRIP
2.978% due 11/20/66 (~)(Ê) 1,273 116
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 338 19
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 605 15
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 489 53
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 753 132
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,159 190
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 447 79
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,501 270
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,666 131
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 582 77
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 807 166
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 320 41
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 713 121
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 666 130
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 510 33
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,109 346
Series 2017-H01 Class AI
Interest Only STRIP
2.798% due 12/20/66 (~)(Ê) 3,914 351

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 1,718 182
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 3,515 391
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,617 209
Series 2017-H03 Class HI
Interest Only STRIP
1.559% due 01/20/67 (~)(Ê) 3,236 175
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 3,734 406
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 3,294 317
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 1,516 91
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 2,318 237
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 1,155 159
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 2,556 269
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,226 401
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,099 340
Series 2017-H10 Class MI
Interest Only STRIP
2.295% due 04/20/67 (~)(Ê) 2,651 219
Series 2017-H11 Class NI
Interest Only STRIP
2.601% due 05/20/67 (~)(Ê) 2,203 198
Series 2017-H13 Class QI
Interest Only STRIP
1.386% due 06/20/67 (~)(Ê) 2,517 250
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,220 246
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,400 251
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 4,888 390
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 2,092 218
Series 2017-H20 Class GI
Interest Only STRIP
2.265% due 09/20/67 (~)(Ê) 5,942 541
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 1,350 82
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,020 146
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 235 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,367 107
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 3,525 448
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 2,567 275
Series 2018-H02 Class GI
Interest Only STRIP
2.338% due 12/20/67 (~)(Ê) 2,255 267
Series 2018-H02 Class PI
Interest Only STRIP
2.200% due 02/20/68 (~)(Ê) 1,677 203
Series 2018-H05 Class AI
Interest Only STRIP
2.535% due 02/20/68 (~)(Ê) 1,542 180
Series 2019-35 Class SE
Interest Only STRIP
5.955% due 01/16/44 (USD 1 Month
LIBOR + 6.150%)(Ê) 1,916 308
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 187 21
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 130 18
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,510 774
Series 2019-153 Class GS
Interest Only STRIP
5.860% due 12/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,347 580
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 1,725 193
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 470 54
Series 2020-18 Class SW
Interest Only STRIP
5.910% due 02/20/50 (USD 1 Month
LIBOR + 6.100%)(Ê) 4,421 679
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 6,317 197
Series 2020-46 Class MI
Interest Only STRIP
4.658% due 04/20/50 5,311 584
Series 2020-47 Class SA
Interest Only STRIP
5.813% due 05/20/44 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,909 958
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1 Month
LIBOR + 6.000%)(Ê) 4,283 782
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1 Month
LIBOR + 6.150%)(Ê) 2,981 627

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,313 606
Series 2020-H09 Class GI
Interest Only STRIP
3.286% due 05/20/70 (~)(Ê) 3,294 302
Series 2020-H22 Class HI
Interest Only STRIP
1.595% due 12/20/70 (~)(Ê) 5,045 314
GS Mortgage Securities Trust
Series 2012-GC6 Class C
5.839% due 01/10/45 (~)(Ê)(Þ) 271 269
Series 2013-GC10 Class C
4.285% due 02/10/46 (~)(Ê)(Þ) 198 206
Series 2013-GC10 Class D
4.410% due 02/10/46 (~)(Ê)(Þ) 518 465
Series 2013-GC13 Class D
4.220% due 07/10/46 (~)(Ê)(Þ) 513 433
Series 2014-GC20 Class C
4.965% due 04/10/47 (~)(Ê) 431 408
Series 2014-GC24 Class D
4.665% due 09/10/47 (~)(Ê)(Þ) 819 499
Series 2017-GS5 Class D
3.509% due 03/10/50 (~)(Ê)(Þ) 336 328
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C12 Class E
4.236% due 07/15/45 (~)(Ê)(Þ) 275 202
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650 441
Series 2014-C22 Class C
4.709% due 09/15/47 (~)(Ê) 314 300
JPMDB Commercial Mortgage
Securities Trust
Series 2017-C5 Class C
4.512% due 03/15/50 (~)(Ê) 307 302
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
0.368% due 06/25/37 (USD 1 Month
LIBOR + 0.200%)(Ê) 158 76
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 352 245
Series 2007-CB20 Class E
6.375% due 02/12/51 (~)(Ê)(Þ) 901 140
Series 2011-C3 Class B
5.013% due 02/15/46 (~)(Ê)(Þ) 319 309
Series 2011-C5 Class C
5.588% due 08/15/46 (~)(Ê)(Þ) 193 195
Series 2012-C6 Class E
5.324% due 05/15/45 (~)(Ê)(Þ) 500 305
Series 2012-CBX Class B
5.082% due 06/15/45 (~)(Ê) 411 394
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 468 485
Series 2013-LC11 Class B
3.499% due 04/15/46 226 226
Series 2013-LC11 Class D
4.306% due 04/15/46 (~)(Ê) 400 283
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500 315
Mello Warehouse Securitization
Trust
Series 2019-1 Class A
0.968% due 06/25/52 (USD 1 Month
LIBOR + 0.800%)(Ê)(Þ) 700 701
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 159 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-2 Class A
0.953% due 11/25/53 (USD 1 Month
LIBOR + 0.800%)(Ê)(Þ) 96 96
ML-CFC Commercial Mortgage
Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 242 99
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class G
4.500% due 11/15/45 (~)(Ê)(Þ) 387 225
Series 2013-C10 Class E
4.218% due 07/15/46 (~)(Ê)(Þ) 276 109
Series 2013-C10 Class F
4.218% due 07/15/46 (~)(Ê)(Þ) 885 295
Series 2013-C11 Class E
4.498% due 08/15/46 (~)(Ê)(Þ) 272 24
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ) 758 349
Series 2014-C14 Class D
5.111% due 02/15/47 (~)(Ê)(Þ) 466 490
Series 2015-C23 Class D
4.150% due 07/15/50 (~)(Ê)(Þ) 378 377
Series 2016-C29 Class C
4.905% due 05/15/49 (~)(Ê) 320 324
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 384 200
Series 2012-C4 Class C
5.600% due 03/15/45 (~)(Ê)(Þ) 383 359
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 145 98
Series 2016-BNK2 Class D
3.000% due 11/15/49 (~)(Ê)(Þ) 215 176
Series 2018-L1 Class D
3.000% due 10/15/51 (Þ) 395 361
Series 2019-L3 Class E
2.500% due 11/15/52 (~)(Ê)(Þ) 270 220
Mortgage Repurchase Agreement
Financing Trust
Series 2020-4 Class A1
1.505% due 04/23/23 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 148 148
Series 2020-5 Class A1
1.133% due 08/10/23 (USD 1 Month
LIBOR + 1.000%)(Ê)(Š)(Þ) 230 230
Multifamily Connecticut Avenue
Securities Trust
Series 2020-01 Class M10
3.918% due 03/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 372 388
Oaktown Re, Ltd.
Series 2018-1A Class M2
3.018% due 07/25/28 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 340 342
Radnor RE, Ltd.
Series 2020-2 Class B1
7.746% due 10/25/30 (USD 1 Month
LIBOR + 7.600%)(Ê)(Þ) 323 329
Station Place Securitization Trust
Series 2020-WL1 Class A
1.280% due 06/25/51 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 344 344
Structured Asset Mortgage
Investments II Trust
Series 2006-AR7 Class A1A
0.378% due 08/25/36 (USD 1 Month
LIBOR + 0.210%)(Ê) 117 114

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-AR7 Class A1BG
0.288% due 08/25/36 (USD 1 Month
LIBOR + 0.120%)(Ê) 579 543
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 831 302
Series 2018-C10 Class D
3.000% due 05/15/51 (~)(Ê)(Þ) 326 281
Series 2018-C11 Class D
3.000% due 06/15/51 (~)(Ê)(Þ) 362 299
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
5.046% due 05/10/63 (~)(Ê)(Þ) 155 75
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221 23
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 258 154
UBS-Citigroup Commercial
Mortgage Trust
Series 2011-C1 Class B
6.252% due 01/10/45 (~)(Ê)(Þ) 401 411
Vista Point Securitization Trust
Series 2020-2 Class M1
3.401% due 04/25/65 (~)(Ê)(Þ) 1,069 1,084
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
0.968% due 01/25/45 (USD 1 Month
LIBOR + 0.800%)(Ê) 31 30
Wells Fargo Commercial Mortgage
Trust
Series 2012-LC5 Class D
4.918% due 10/15/45 (~)(Ê)(Þ) 303 306
Series 2013-LC12 Class D
4.411% due 07/15/46 (~)(Ê)(Þ) 492 241
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381 59
Series 2016-BNK1 Class C
3.071% due 08/15/49 (~)(Ê) 320 289
Series 2018-C48 Class C
5.291% due 01/15/52 (~)(Ê) 274 306
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Ê)(Þ) 998 392
Series 2012-C7 Class D
4.966% due 06/15/45 (~)(Ê)(Þ) 140 73
Series 2012-C7 Class E
4.966% due 06/15/45 (~)(Ê)(Þ) 550 225
Series 2012-C9 Class E
4.971% due 11/15/45 (~)(Ê)(Þ) 399 349
Series 2012-C10 Class D
4.576% due 12/15/45 (~)(Ê)(Þ) 795 368
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 159 159
166,256
Non-US Bonds - 8.4%
ADLER Real Estate AG
2.125% due 02/06/24 EUR 1,521 1,841
3.000% due 04/27/26 EUR 100 126
Altice Financing SA
Series REGS
2.250% due 01/15/25 EUR 2,163 2,533
Banco BPM SpA
1.525% due 02/18/25 EUR 500 596
Bank of Ireland Group
1.000% due 11/25/25 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 1.250%)(Ê) EUR 500 622
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 11/25/25 EUR 150 187
Cellnex Telecom SA
2.375% due 01/16/24 EUR 1,300 1,657
Cemex SAB de CV
Series REGS
3.125% due 03/19/26 EUR 1,400 1,743
Commerzbank AG
1.750% due 01/22/25 GBP 600 833
Crown European Holdings SA
Series REGS
0.750% due 02/15/23 EUR 800 969
3.375% due 05/15/25 EUR 200 262
Deutsche Lufthansa AG
3.000% due 05/29/26 EUR 200 237
EDP Finance BV
1.125% due 02/12/24 EUR 950 1,193
Elis SA
1.000% due 04/03/25 EUR 1,200 1,415
Eurofins Scientific SE
2.125% due 07/25/24 EUR 1,800 2,320
Faurecia SE
2.625% due 06/15/25 EUR 500 615
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 585
Gazprom PJSC
2.950% due 04/15/25 EUR 210 272
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 2,839 3,436
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 1,150 1,425
International Consolidated Airlines
0.500% due 07/04/23 EUR 300 326
Loxam SAS
3.250% due 01/14/25 EUR 600 720
Marks & Spencer Group PLC
6.000% due 06/12/25 GBP 380 581
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 1,100 1,345
Mexichem SAB de CV
4.875% due 09/19/22 USD 750 794
Nexans SA
3.750% due 08/08/23 EUR 600 778
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 600 955
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 700 968
Petroleos Mexicanos
3.750% due 02/21/24 EUR 1,680 2,049
Phoenix Group Holdings PLC
4.125% due 07/20/22 GBP 1,500 2,145
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 1,590 1,828
Renault SA
1.000% due 03/08/23 EUR 200 243
Rexel SA
2.125% due 06/15/25 EUR 1,870 2,273
Rothesay Life PLC
8.000% due 10/30/25 GBP 450 776
SIG Combibloc Purchase Co.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 06/18/25 (Þ) EUR 723 931
Series REGS
2.125% due 06/18/25 EUR 2,410 3,103
Smurfit Kappa Acquisitions
Unlimited Co.
Series REGS
2.750% due 02/01/25 EUR 2,600 3,406
SoftBank Group Corp.
4.500% due 04/20/25 EUR 950 1,249
Stora Enso OYJ
2.125% due 06/16/23 EUR 700 890
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 1,000 1,463
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26 GBP 320 444
Thyssenkrupp AG
2.875% due 02/22/24 EUR 1,800 2,204
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 USD 286 284
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 1,000 1,235
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 1,400 1,761
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 450 579
Vale SA
3.750% due 01/10/23 EUR 1,195 1,540
Volvo Car AB
2.125% due 04/02/24 EUR 1,650 2,077
59,814
United States Government Treasuries - 7.5%
United States Treasury Inflation
Indexed Bonds
0.125% due 01/15/30 13,453 15,062
United States Treasury Notes
0.125% due 01/15/24 25,900 25,863
1.375% due 08/15/50 14,200 12,689
53,614
Total Long-Term Investments
(cost $536,255) 546,064
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 7
Jason, Inc.(Æ) 5,687 35
Total Common Stocks
42
(cost $75)
Options Purchased - 0.1%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Feb 2021 103.31
Call (1) USD 27,000 (ÿ) 31
JPMorgan Chase Feb 2021 104.88
Call (1) USD 6,000 (ÿ) 18
JPMorgan Chase Feb 2021 105.25
Call (1) USD 5,000 (ÿ) 11
JPMorgan Chase Feb 2021 105.91
Call (1) USD 39,000 (ÿ) 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Feb 2021 107.00
Call (1) USD 20,000 (ÿ) 41
JPMorgan Chase Mar 2021 102.88
Call (1) USD 21,000 (ÿ) 98
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 1.196%/USD 3 Month
LIBOR, USD 973, 02/12/21)
Citigroup Feb 2021 0.00 Call (1) 973 (ÿ) 7
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 973, 07/13/21)
Citigroup Jul 2021 0.00 Call (1) 973 (ÿ) 5
(Goldman Sachs, USD 0.576%/USD 3
Month LIBOR, USD 1,946, 02/08/21)
Goldman Sachs Feb 2021 0.00 Call
(1) 1,946 (ÿ) 4
(Goldman Sachs, USD 1.065%/USD 3
Month LIBOR, USD 1,946, 04/13/21)
Goldman Sachs Apr 2021 0.00 Call
(1) 1,946 (ÿ) 12
(Citigroup, USD 3 Month LIBOR/USD
1.196%, USD 973, 02/12/21)
Citigroup Feb 2021 0.00 Put (1) 973 (ÿ) 3
Goldman Sachs Feb 2021 0.00 Put (1) 1,946 (ÿ) 1
Total Options Purchased
(cost $231) 366
Short-Term Investments - 14.8%
German Treasury Bills
0.000% due 06/09/21 3,000 3,649
Granite Acquisition, Inc. Term Loan B
4.750% due 12/17/21 (USD 3 Month
LIBOR + 3.750%)(Ê) 978 980
GTT Communications, Inc. 2020
Delayed Draw Term Loan
0.000% due 12/31/21 (~)(Ê)(Œ)(v) 803 787
Hertz Corp. (The) 2020 DIP Term Loan
4.432% due 12/31/21 (USD 1 Month
LIBOR + 7.250%)(Ê)(Œ) 2,450 2,503
MRA Issuance Trust
Series 2021-5 Class A1X
1.894% due 7/15/21 (Þ) 366 366
Series 2020-11 Class A1X
2.250% due 04/23/21 (USD 1 Month
LIBOR + 1.750%)(Ê)(Š)(Þ) 366 367
Series 2020-12 Class A1X
1.477% due 07/15/21 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 360 360
Outerstuff LLC Term Loan
6.000% due 07/28/21 (USD 3 Month
LIBOR + 5.000%)(Ê) 688 450
Station Place Securitization Trust
Series 2020-13 Class A
1.630% due 10/10/21 (USD 1 Month
LIBOR + 0.015%)(Ê)(Š)(Þ) 428 428
Series 2020-15 Class A
1.000% due 12/10/21 (USD 1 Month
LIBOR + 1.370%)(Ê)(Š)(Þ) 425 426
Series 2020-2 Class A
0.998% due 03/26/21 (USD 1 Month
LIBOR + 0.830%)(Ê)(Þ) 693 693
Series 2020-6 Class A
1.880% due 09/07/21 (USD 1 Month
LIBOR + 1.750%)(Ê)(Š)(Þ) 319 319
U.S. Cash Management Fund(@) 50,017,279 (∞) 50,006
United States Treasury Bills

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.074% due 03/18/21 (ç)(ž) 2,015 2,015
0.076% due 03/25/21 (ç)(ž) 352 352
0.060% due 04/15/21 (ž) 745 745
0.063% due 05/06/21 (ž) 2,550 2,550
0.068% due 05/13/21 (ž) 3,051 3,050
0.071% due 06/17/21 (ž) 28,900 28,892
Series WI
0.045% due 02/02/21 (ç)(ž) 1,357 1,357
0.079% due 02/09/21 (ç)(ž) 3,454 3,454
0.084% due 02/16/21 (ç)(ž) 840 840
0.085% due 02/23/21 (ç)(ž) 579 579
United States Treasury Cash
Management Bills
Series WI
0.071% due 05/25/21 (ž) 700 700
Total Short-Term Investments
(cost $105,663) 105,868
Total Investments – 91.4%
(identified cost $642,224) 652,340
Securities Sold Short - (5.7)%
Long-Term Investments - (5.7)%
Mortgage-Backed Securities - (5.7)%
Fannie Mae
30 Year TBA(Ï)
1.500% (6,000) (6,023)
2.000% (24,000) (24,783)
2.500% (5,000) (5,269)
4.000% (4,000) (4,253)
Total Securities Sold Short
(40,328)
(proceeds $40,196)
Other Assets and Liabilities,
Net - 14.3%
101,883
Net Assets - 100.0%
713,895

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
9.8%
1Sharpe Mortgage Trust 07/31/20 636,000 100.00 636
638
AIMCO 12/12/17 500,000 100.00 500
501
Alcoa Nederland Holding BV 04/15/20 1,550,000 101.16 1,568
1,608
Anglo American Capital PLC 06/15/20 400,000 104.50 418
438
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 600,000 104.05 624
632
Arroyo Mortgage Trust 06/24/20 594,000 99.99 594
619
Avolon Holdings Funding, Ltd. 11/18/19 2,200,000 106.78 2,349
2,397
Banc of America Commercial Mortgage Trust 07/23/20 697,000 76.53 533
590
Banco BTG Pactual SA 01/06/21 200,000 99.43 199
195
Bank Commercial Mortgage Pass-Through Certificates 07/28/20 563,000 71.14 400
484
Barclays Commercial Mortgage Securities LLC 12/10/20 350,000 78.54 275
290
Barry Callebaut Services NV 04/24/20 200,000 105.40 211
214
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.21 135
73
Benchmark Mortgage Trust 12/10/20 310,000 91.83 285
294
BRAVO Residential Funding Trust 08/12/20 190,000 100.00 190
193
Canpack SA Eastern Land 10/15/20 648,000 100.85 653
659
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 287,456 86.16 248
217
Citadel Securities LP 2021 Term Loan B 01/27/21 352,000 99.88 352
350
Citigroup Commercial Mortgage Trust 05/04/20 434,000 87.75 381
426
Colfax Corp. 11/18/19 350,000 104.87 367
361
Commercial Mortgage Trust 03/10/17 454,000 77.22 351
273
Commercial Mortgage Trust 06/22/17 202,000 81.46 165
101
Commercial Mortgage Trust 05/02/19 645,000 93.44 603
355
Commercial Mortgage Trust 01/24/20 355,000 75.33 267
344
Commercial Mortgage Trust 02/27/20 164,000 92.74 152
105
Commercial Mortgage Trust 08/26/20 297,000 88.13 262
277
Commercial Mortgage Trust 08/31/20 451,000 63.52 286
384
Commercial Mortgage Trust 10/15/20 421,000 73.94 311
349
Commercial Mortgage Trust 12/11/20 338,000 99.75 337
342
Connect Finco Sarl Term Loan B 01/25/21 1,343,591 100.53 1,351
1,345
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.75 9
9
Credit Suisse Mortgage Trust 07/31/20 837,000 100.00 837
850
CSAIL Commercial Mortgage Trust 07/23/20 245,000 87.58 215
240
CSAIL Commercial Mortgage Trust 12/08/20 196,000 88.04 173
177
DBUBS Mortgage Trust 04/23/20 264,000 85.72 226
256
EQM Midstream Partners, LP 01/05/21 550,000 108.87 599
575
Fannie Mae Connecticut Avenue Securities Trust 03/05/19 306,000 100.00 306
314
Fannie Mae Connecticut Avenue Securities Trust 04/09/19 147,000 100.00 147
151
Fannie Mae Connecticut Avenue Securities Trust 01/14/20 281,000 105.64 297
286
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 273,000 100.00 273
263
Fannie Mae Connecticut Avenue Securities Trust 04/28/20 726,802 88.19 641
729
First Quantum Minerals, Ltd. 11/18/19 400,000 100.74 403
409
Fortescue Metals Group, Ltd. 01/24/20 1,300,000 104.99 1,365
1,413
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.91 172
190
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 317,077 100.88 320
319
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 404,000 108.90 440
418
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 243,000 129.28 314
271
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 204,000 91.69 187
212
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 125.90 301
275
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.33 97
88
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 138.51 139
112
Freddie Mac Structured Agency Credit Risk Debt Notes 02/05/20 170,000 123.94 211
180
Freddie Mac Structured Agency Credit Risk Debt Notes 04/24/20 630,000 86.27 543
632
Freddie Mac Structured Agency Credit Risk Debt Notes 06/30/20 462,000 100.00 462
543
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 286,000 100.00 286
336
Freddie Mac Structured Agency Credit Risk Debt Notes 08/18/20 794,000 100.00 794
955
GC EOS Buyer, Inc. 07/17/20 296,000 95.61 283
319
GE Capital Funding, LLC 05/07/20 720,000 101.19 729
790
Genworth Mortgage Insurance Corp. 10/15/20 150,000 100.00 150
155
GS Mortgage Securities Trust 10/01/18 819,000 88.24 723
499
GS Mortgage Securities Trust 05/19/20 513,000 67.24 345
433
GS Mortgage Securities Trust 07/16/20 198,000 99.78 198
206
GS Mortgage Securities Trust 08/11/20 336,000 79.21 266
328
GS Mortgage Securities Trust 08/13/20 271,000 90.62 246
269
GS Mortgage Securities Trust 09/23/20 518,000 84.58 438
465
Guggenheim CLO LLC 10/05/18 757,000 99.14 751
715
Hanesbrands, Inc. 11/19/19 2,800,000 103.46 2,897
2,955

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 167
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Intesa Sanpaolo SpA 11/18/19 1,500,000 101.43 1,521
1,632
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 71.00 461
441
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 91.18 251
202
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.47 482
305
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.34 904
140
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 73.50 368
315
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/20 319,000 96.23 307
309
JPMorgan Chase Commercial Mortgage Securities Trust 06/16/20 468,000 91.11 426
485
JPMorgan Chase Commercial Mortgage Securities Trust 10/15/20 193,000 94.20 182
195
LCM XVIII, LP 04/12/18 750,000 100.00 750
712
Magnetite XV CLO, Ltd. 01/08/19 275,000 92.17 253
260
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
643
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
701
Mello Warehouse Securitization Trust 10/21/20 159,000 100.00 159
159
Mello Warehouse Securitization Trust 12/14/20 96,000 100.00 96
96
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.36 670
349
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 1,161,000 83.71 958
404
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.99 139
24
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.30 361
225
Morgan Stanley Bank of America Merrill Lynch Trust 07/16/20 378,000 85.66 324
377
Morgan Stanley Bank of America Merrill Lynch Trust 07/28/20 466,000 91.68 427
490
Morgan Stanley Capital I Trust 08/21/17 384,000 88.04 338
200
Morgan Stanley Capital I Trust 05/08/18 528,000 84.78 445
457
Morgan Stanley Capital I Trust 09/09/20 215,000 75.05 161
176
Morgan Stanley Capital I Trust 09/09/20 395,000 82.65 326
361
Morgan Stanley Capital I Trust 09/15/20 270,000 73.42 198
220
Mortgage Repurchase Agreement Financing Trust 07/21/20 148,000 100.00 148
148
Mortgage Repurchase Agreement Financing Trust 10/30/20 230,000 100.00 230
230
MRA Issuance Trust 11/24/20 366,000 100.00 366
367
MRA Issuance Trust 12/18/20 360,000 100.00 360
360
MRA Issuance Trust 01/29/21 366,000 100.00 366
366
Multifamily Connecticut Avenue Securities Trust 03/10/20 372,000 100.00 372
388
Mylan, Inc. 11/18/19 630,000 100.85 635
660
Nationstar HECM Loan Trust 11/21/19 425,000 100.00 425
424
Netflix, Inc. 06/11/20 300,000 102.31 307
326
NRG Energy, Inc. 11/17/20 160,000 99.94 160
166
NXP BV / NXP Funding LLC 11/19/19 400,000 106.42 426
449
NXP BV / NXP Funding LLC / NXP USA, Inc. 05/05/20 370,000 100.97 374
396
Oaktown Re, Ltd. 07/10/18 39,758 102.72 41
40
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
342
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.97 255
266
Radnor RE, Ltd. 09/29/20 323,000 100.00 323
329
Rocket Software, Inc. 01/28/21 330,000 100.00 330
330
Sealed Air Corp. 11/19/19 2,300,000 106.20 2,443
2,540
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
931
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.47 289
267
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.18 1,388
1,291
Station Place Securitization Trust 02/24/20 693,000 100.00 693
693
Station Place Securitization Trust 06/02/20 319,000 100.00 319
319
Station Place Securitization Trust 06/24/20 344,000 100.00 344
344
Station Place Securitization Trust 09/08/20 428,000 100.00 428
428
Station Place Securitization Trust 10/22/20 425,000 100.00 425
426
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
230
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
958
TerraForm Power Operating LLC 05/20/20 1,500,000 101.83 1,527
1,544
T-Mobile USA, Inc. 05/14/20 2,400,000 104.60 2,510
2,631
T-Mobile USA, Inc. 08/17/20 1,000,000 101.32 1,013
1,010
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.87 1,818
1,852
Trinitas CLO X, Ltd. 03/15/19 700,000 95.54 669
674
Truck Hero, Inc. 2021 Term Loan B 01/20/21 710,000 100.00 710
710
UBS Commercial Mortgage Trust 08/01/18 831,000 50.65 421
302
UBS Commercial Mortgage Trust 08/04/20 362,000 68.80 249
299
UBS Commercial Mortgage Trust 08/25/20 326,000 75.18 245
281
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.53 147
75
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.65 156
23
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.80 250
154
UBS-Citigroup Commercial Mortgage Trust 04/28/20 401,000 94.48 379
411
UniCredit SpA 11/18/19 350,000 112.06 392
411

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Vista Point Securitization Trust 07/30/20 1,069,000 99.99 1,069
1,084
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.87 437
241
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.41 318
59
Wells Fargo Commercial Mortgage Trust 05/07/20 303,000 92.56 280
306
WFRBS Commercial Mortgage Trust 12/15/16 795,000 90.05 716
368
WFRBS Commercial Mortgage Trust 03/10/17 998,000 82.08 819
392
WFRBS Commercial Mortgage Trust 05/05/17 690,000 90.83 599
298
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.63 346
349
Zais CLO 11, Ltd. 11/16/18 250,000 97.38 243
183
69,940
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 298 AUD 43,469 03/21
(190)
Japanese 10 Year Government Bond Futures 26 JPY 3,947,320 03/21
(56)
Short Positions
Euro-Bund Futures 138 EUR 24,461 03/21
(87)
Long Gilt Futures 180 GBP 24,133 03/21
(19)
United States 10 Year Treasury Note Futures 135 USD 18,499 03/21
107
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(245)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.31 USD 27,000 02/04/21
(69)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.88 USD 6,000 02/04/21
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.25 USD 5,000 02/04/21
(8)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.91 USD 39,000 02/04/21
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 107.00 USD 20,000 02/04/21
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.88 USD 21,000 03/04/21
(68)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.165%, USD 973, 04/13/21
Goldman Sachs
Call 1 0.00 973 04/13/21
(10)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 973, 07/13/21
Citigroup
Put 1 0.00 973 07/13/21
(9)
Goldman Sachs, USD 1.465%/USD 3
Month LIBOR, USD 973, 04/13/21
Goldman Sachs
Put 1 0.00 973 04/13/21
(3)
Total Liability for Options Written (premiums received $208)
(169)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Lloyds Bank USD 736 EUR 600 03/17/21 (7)
Northern Trust EUR 2,500 USD 3,066 03/17/21 29

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 169
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 1,217 EUR 1,000 03/17/21 (2)
Royal Bank of Canada USD 2,431 EUR 2,000 03/17/21 (1)
Royal Bank of Canada USD 8,527 EUR 7,000 03/17/21 (24)
Royal Bank of Canada EUR 40,650 USD 49,587 03/17/21 208
Royal Bank of Canada GBP 500 USD 673 03/17/21 (12)
State Street USD 2,067 EUR 1,700 03/17/21 (2)
State Street USD 2,307 EUR 1,900 03/17/21 1
State Street EUR 2,000 USD 2,430 02/01/21 3
State Street EUR 40,650 USD 49,586 03/17/21 208
State Street GBP 8,700 USD 11,670 03/17/21 (253)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
148
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 1,509 1 Month LIBOR
(1)
01/12/45 — 5 5
Short
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 1,509 1 Month LIBOR
(1)
01/12/45 — (5) (5)
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 274 0.188%
(3)
Three Month LIBOR
(2)
01/07/23
— — —
Barclays USD 250 0.205%
(3)
Three Month LIBOR
(2)
01/08/23
— — —
Barclays USD 431 0.215%
(3)
Three Month LIBOR
(2)
01/11/23
— — —
Barclays USD 3,082 0.228%
(3)
Three Month LIBOR
(2)
01/14/23
— 3 3
Barclays USD 382 0.221%
(3)
Three Month LIBOR
(2)
01/15/23
— — —
Barclays USD 3,824 0.224%
(3)
Three Month LIBOR
(2)
01/15/23
— 3 3
Barclays USD 9,857 0.202%
(3)
Three Month LIBOR
(2)
01/22/23
— 4 4
Barclays USD 16,359 Three Month LIBOR
(2)
0.191%
(3)
02/02/23
— — —
Barclays USD 144,859 Three Month LIBOR
(2)
0.250%
(3)
03/17/23
(138) (50) (188)
Barclays USD 3,237 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (15) (15)
Barclays USD 2,019 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (14) (14)
Barclays USD 1,437 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (12) (12)
Barclays USD 1,837 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 13 13
Barclays USD 1,942 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 8 8
Barclays USD 1,942 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 3 3
Barclays USD 1,985 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (9) (9)
Barclays USD 1,869 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— (3) (3)
Barclays USD 48,124 Three Month LIBOR
(2)
0.450%
(3)
03/17/26
77 198 275
Barclays USD 932 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (37) (37)
Barclays USD 6,473 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (317) (317)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 6,473 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 321 321
Barclays USD 6,042 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 218 218
Barclays USD 6,473 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 235 235
Barclays USD 2,189 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (39) (39)
Barclays USD 600 0.936%
(3)
Three Month LIBOR
(2)
01/07/31
— (11) (11)
Barclays USD 620 1.028%
(3)
Three Month LIBOR
(2)
01/08/31
— (6) (6)
Barclays USD 1,306 1.070%
(3)
Three Month LIBOR
(2)
01/11/31
— (7) (7)
Barclays USD 2,217 Three Month LIBOR
(2)
1.059%
(3)
01/11/31
— 14 14
Barclays USD 4,504 Three Month LIBOR
(2)
1.128%
(3)
01/13/31
— (2) (2)
Barclays USD 2,722 Three Month LIBOR
(2)
1.175%
(3)
01/14/31
— (13) (13)
Barclays USD 4,003 1.173%
(3)
Three Month LIBOR
(2)
01/14/31
— 19 19
Barclays USD 510 1.099%
(3)
Three Month LIBOR
(2)
01/15/31
— (1) (1)
Barclays USD 5,104 1.119%
(3)
Three Month LIBOR
(2)
01/15/31
— (3) (3)
Barclays USD 334 1.108%
(3)
Three Month LIBOR
(2)
01/19/31
— (1) (1)
Barclays USD 10,768 Three Month LIBOR
(2)
0.900%
(3)
03/17/31
81 179 260
Barclays USD 362 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— — —
Barclays USD 350 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 2 2
Barclays USD 294 1.438%
(3)
Three Month LIBOR
(2)
01/04/51
— (13) (13)
Barclays USD 917 Three Month LIBOR
(2)
1.513%
(3)
01/08/51
— 23 23
Barclays USD 34 1.587%
(3)
Three Month LIBOR
(2)
01/21/51
— — —
Barclays USD 4,680 1.250%
(3)
Three Month LIBOR
(2)
03/17/51
(226) (209) (435)
Total Open Interest Rate Swap Contracts (å)
(206) 481 275
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Goldman Sachs
Sell
0.971% USD 2,400 5.000%
(2)
06/20/26
504 3 507
AK Steel Corp JPMorgan Chase
Sell
1.565% USD 175 5.000%
(2)
06/20/25
2 23 25
Ally Financial Inc. JPMorgan Chase
Sell
0.998% USD 3,400 5.000%
(2)
06/20/26
739 (26) 713
Altice JPMorgan Chase
Sell
3.609% EUR 2,700 5.000%
(2)
06/20/26
245 (19) 226
Anglo American PLC JPMorgan Chase
Sell
1.141% EUR 900 5.000%
(2)
06/20/26
236 (10) 226
Anglo American PLC JPMorgan Chase
Sell
1.011% EUR 500 5.000%
(2)
12/20/25
111 7 118
Arcelor Mittal JPMorgan Chase
Sell
1.630% EUR 250 5.000%
(2)
06/20/26
56 (2) 54
Arcelor Mittal JPMorgan Chase
Sell
1.630% EUR 2,450 5.000%
(2)
06/20/26
560 (34) 526
Ardagh Pkging Fin PLC Barclays
Sell
2.185% EUR 1,250 5.000%
(2)
06/20/25
184 (1) 183
Banco Santander, S.A. Barclays
Sell
1.390% EUR 500 1.000%
(2)
06/20/26
(13) — (13)
Barclays JPMorgan Chase
Sell
1.145% EUR 950 1.000%
(2)
06/20/26
(10) 1 (9)
Calpine Corp Goldman Sachs
Sell
2.702% USD 1,900 5.000%
(2)
06/20/26
287 (70) 217
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
2.923% USD 175 5.000%
(2)
06/20/25
1 14 15
CNH Industrial N.V. Goldman Sachs
Sell
1.069% EUR 1,250 5.000%
(2)
06/20/26
329 (9) 320
CNH Industrial N.V. Goldman Sachs
Sell
1.269% EUR 1,400 5.000%
(2)
06/20/26
330 8 338
Crown European Holdings JPMorgan Chase
Sell
1.514% EUR 2,900 1.000%
(2)
06/20/26
(70) (25) (95)
Dell Goldman Sachs
Sell
1.647% USD 2,950 1.000%
(2)
06/20/26
(60) (38) (98)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 171
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Devon Energy Corporation JPMorgan Chase
Sell
1.524% USD 1,650 1.000%
(2)
06/20/26
(26) (18) (44)
Enbridge Inc. JPMorgan Chase
Sell
0.830% USD 600 1.000%
(2)
06/20/26
8 (3) 5
Fiat Barclays
Sell
1.361% EUR 1,900 5.000%
(2)
06/20/26
442 2 444
Fiat Goldman Sachs
Sell
1.361% EUR 150 5.000%
(2)
06/20/26
35 — 35
General Motors Company JPMorgan Chase
Sell
1.087% USD 2,400 5.000%
(2)
06/20/26
504 (14) 490
H.J. Heinz Company Goldman Sachs
Sell
1.142% USD 955 1.000%
(2)
06/20/26
(3) (4) (7)
HeidelbergCement AG Goldman Sachs
Sell
0.996% EUR 1,050 5.000%
(2)
06/20/26
286 (12) 274
Hess Corporation Goldman Sachs
Sell
1.548% USD 1,200 1.000%
(2)
06/20/26
(18) (16) (34)
Hess Corporation Goldman Sachs
Sell
1.548% USD 2,000 1.000%
(2)
06/20/26
(28) (28) (56)
J Sainsbury PLC Goldman Sachs
Sell
0.784% EUR 650 1.000%
(2)
06/20/26
12 (3) 9
Jaguar Land Rover JPMorgan Chase
Sell
4.315% EUR 800 5.000%
(2)
12/20/24
31 (7) 24
KB Home JPMorgan Chase
Sell
1.991% USD 1,800 5.000%
(2)
06/20/26
268 8 276
Kinder Morgan, Inc. Barclays
Sell
0.838% USD 600 1.000%
(2)
06/20/26
9 (4) 5
Kraft Heinz Foods
Company Goldman Sachs
Sell
1.142% USD 636 1.000%
(2)
06/20/26
(2) (3) (5)
Kraft Heinz Foods
Company Goldman Sachs
Sell
1.142% USD 1,909 1.000%
(2)
06/20/26
(6) (8) (14)
L Brands, Inc. Barclays
Sell
2.424% USD 2,250 1.000%
(2)
12/20/25
(474) 327 (147)
Lumen Technologies Inc Goldman Sachs
Sell
2.710% USD 1,350 1.000%
(2)
06/20/26
(131) 17 (114)
Macys, Inc. Barclays
Sell
4.832% USD 200 1.000%
(2)
06/20/25
(8) (22) (30)
Macys, Inc. Barclays
Sell
4.832% USD 1,200 1.000%
(2)
06/20/25
(42) (137) (179)
Marathon Oil Corporation Goldman Sachs
Sell
2.369% USD 1,000 1.000%
(2)
12/20/25
(87) 24 (63)
Marks & Spencer PLC Barclays
Sell
2.705% EUR 1,100 1.000%
(2)
06/20/26
(122) 7 (115)
Marks & Spencer PLC Barclays
Sell
2.705% EUR 200 1.000%
(2)
06/20/26
(19) (2) (21)
NRG Energy Inc. Goldman Sachs
Sell
1.384% USD 1,100 5.000%
(2)
06/20/26
208 (2) 206
NRG Energy Inc. JPMorgan Chase
Sell
1.384% USD 850 5.000%
(2)
06/20/26
158 1 159
Occidental Petroleum
Corp. Goldman Sachs
Sell
4.156% USD 1,400 1.000%
(2)
06/20/26
(162) (39) (201)
OI European Group B.V. JPMorgan Chase
Sell
2.929% EUR 1,400 5.000%
(2)
06/20/26
191 (13) 178
Peugeot SA JPMorgan Chase
Sell
1.322% EUR 2,100 5.000%
(2)
06/20/26
506 (8) 498
Pulte JPMorgan Chase
Sell
0.909% USD 1,100 5.000%
(2)
06/20/26
241 (4) 237
Telecom Italia SpA JPMorgan Chase
Sell
2.084% EUR 3,100 1.000%
(2)
06/20/26
(169) (41) (210)
Tesco PL Goldman Sachs
Sell
0.805% EUR 2,050 1.000%
(2)
06/20/26
32 (6) 26
Tesco PL Goldman Sachs
Sell
0.805% EUR 800 1.000%
(2)
06/20/26
11 (1) 10
The Goodyear Tire &
Rubber Company Goldman Sachs
Sell
3.519% USD 200 5.000%
(2)
06/20/26
16 (2) 14
Thyssenkrupp Ag Barclays
Sell
2.305% EUR 150 1.000%
(2)
06/20/25
(19) 9 (10)
T-Mobile Goldman Sachs
Sell
1.147% USD 350 5.000%
(2)
12/20/25
66 (2) 64
UPC Holding BV JPMorgan Chase
Sell
2.555% EUR 1,420 5.000%
(2)
06/20/26
239 (24) 215
Valeo SA Goldman Sachs
Sell
1.557% EUR 400 1.000%
(2)
06/20/26
(12) (2) (14)
Virgin Media Finance PLC JPMorgan Chase
Sell
2.904% EUR 2,770 5.000%
(2)
06/20/26
363 (6) 357
Ziggo Bond Finance B.V. Goldman Sachs
Sell
2.706% EUR 950 5.000%
(2)
06/20/26
148 (13) 135
Total Open Corporate Issues Contracts 5,877 (227) 5,650
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 1,312 (5.000%)
(2)
09/17/58
50 337 387

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
16 29 45
CMBX NA Index Bank of America
Purchase
USD 250 (5.000%)
(2)
11/18/54
121 (75) 46
CMBX NA Index Bank of America
Purchase
USD 165 (3.000%)
(2)
11/17/59
35 (15) 20
CMBX NA Index Bank of America
Sell
USD 3,195 3.000%
(2)
05/11/63
(860) 31 (829)
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(31) (151) (182)
CMBX NA Index Citigroup
Purchase
USD 232 (3.000%)
(2)
11/17/59
55 (27) 28
CMBX NA Index Citigroup
Purchase
USD 77 (5.000%)
(2)
09/17/58
3 20 23
CMBX NA Index Citigroup
Purchase
USD 185 (3.000%)
(2)
11/17/59
40 (17) 23
CMBX NA Index Citigroup
Purchase
USD 56 (5.000%)
(2)
10/17/57
7 13 20
CMBX NA Index Citigroup
Purchase
USD 341 (3.000%)
(2)
11/17/59
79 (37) 42
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
14 15 29
CMBX NA Index Citigroup
Purchase
USD 1,127 (5.000%)
(2)
09/17/58
112 221 333
CMBX NA Index Citigroup
Purchase
USD 1,223 (3.000%)
(2)
11/17/59
209 (59) 150
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 77 98
CMBX NA Index Citigroup
Purchase
USD 463 (5.000%)
(2)
11/18/54
57 28 85
CMBX NA Index Citigroup
Purchase
USD 343 (3.000%)
(2)
11/17/59
100 (58) 42
CMBX NA Index Citigroup
Purchase
USD 159 (3.000%)
(2)
11/17/59
34 (15) 19
CMBX NA Index Citigroup
Purchase
USD 66 (5.000%)
(2)
09/17/58
3 16 19
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 28 35
CMBX NA Index Citigroup
Sell
USD 10,000 3.000%
(2)
05/11/63
(3,254) 658 (2,596)
CMBX NA Index Citigroup
Sell
USD 443 2.000%
(2)
05/11/63
(73) 40 (33)
CMBX NA Index Citigroup
Sell
USD 20 2.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 77 3.000%
(2)
05/11/63
(5) (15) (20)
CMBX NA Index Citigroup
Sell
USD 256 3.000%
(2)
08/17/61
(40) 19 (21)
CMBX NA Index Citigroup
Sell
USD 117 5.000%
(2)
11/18/54
(65) 44 (21)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) (6) (9)
CMBX NA Index Citigroup
Sell
USD 50 2.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Citigroup
Sell
USD 75 2.000%
(2)
05/11/63
(13) 7 (6)
CMBX NA Index Citigroup
Sell
USD 25 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Citigroup
Sell
USD 100 3.000%
(2)
12/16/72
(9) 1 (8)
CMBX NA Index Citigroup
Sell
USD 200 5.000%
(2)
05/11/63
(99) 15 (84)
CMBX NA Index Citigroup
Sell
USD 1,359 5.000%
(2)
01/17/47
(67) (443) (510)
CMBX NA Index Citigroup
Sell
USD 1,223 3.000%
(2)
12/16/72
(115) 23 (92)
CMBX NA Index Citigroup
Sell
USD 91 3.000%
(2)
05/11/63
(6) (18) (24)
CMBX NA Index Citigroup
Sell
USD 330 2.000%
(2)
05/11/63
(50) 25 (25)
CMBX NA Index Citigroup
Sell
USD 365 2.000%
(2)
05/11/63
(60) 33 (27)
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 6 8
CMBX NA Index Citigroup
Purchase
USD 73 (3.000%)
(2)
11/18/54
23 (18) 5
CMBX NA Index Citigroup
Sell
USD 18 2.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Citigroup
Purchase
USD 10 (5.000%)
(2)
11/18/54
1 1 2
CMBX NA Index Citigroup
Purchase
USD 114 (3.000%)
(2)
09/17/58
27 (13) 14
CMBX NA Index Citigroup
Purchase
USD 3 (3.000%)
(2)
01/17/47
1 — 1
CMBX NA Index Citigroup
Purchase
USD 110 (3.000%)
(2)
11/17/59
14 (1) 13
CMBX NA Index Citigroup
Purchase
USD 193 (3.000%)
(2)
08/17/61
66 (50) 16
CMBX NA Index Citigroup
Purchase
USD 110 (3.000%)
(2)
11/17/59
27 (14) 13
CMBX NA Index Citigroup
Purchase
USD 191 (3.000%)
(2)
11/18/54
60 (47) 13
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 6 8
CMBX NA Index Citigroup
Purchase
USD 51 (3.000%)
(2)
08/17/61
17 (13) 4
CMBX NA Index Citigroup
Purchase
USD 210 (3.000%)
(2)
08/17/61
69 (52) 17
CMBX NA Index Citigroup
Purchase
USD 74 (5.000%)
(2)
08/17/61
24 (12) 12

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 173
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 175 (3.000%)
(2)
08/17/61
61 (47) 14
CMBX NA Index Citigroup
Purchase
USD 38 (3.000%)
(2)
08/17/61
8 (5) 3
CMBX NA Index Citigroup
Purchase
USD 10 (5.000%)
(2)
09/17/58
— 3 3
CMBX NA Index Citigroup
Purchase
USD 47 (3.000%)
(2)
11/18/54
15 (12) 3
CMBX NA Index Citigroup
Purchase
USD 156 (3.000%)
(2)
08/17/61
54 (41) 13
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(157) (221) (378)
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Credit Suisse
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 13 21
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
41 61 102
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
36 66 102
CMBX NA Index Credit Suisse
Sell
USD 2,052 3.000%
(2)
05/11/63
(186) (347) (533)
CMBX NA Index Credit Suisse
Purchase
USD 261 (5.000%)
(2)
09/17/58
25 52 77
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
20 34 54
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(31) (64) (95)
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(15) (23) (38)
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
73 137 210
CMBX NA Index Goldman Sachs
Sell
USD 19 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 14 16
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (16) (32)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(8) (7) (15)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(15) (23) (38)
CMBX NA Index Goldman Sachs
Sell
USD 184 3.000%
(2)
05/11/63
(19) (29) (48)
CMBX NA Index Goldman Sachs
Sell
USD 104 5.000%
(2)
05/11/63
(50) 6 (44)
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) (24) (39)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) (24) (38)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (46) (66)
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (28) (39)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(7) (17) (24)
CMBX NA Index Goldman Sachs
Purchase
USD 155 (3.000%)
(2)
08/17/61
51 (38) 13
CMBX NA Index Goldman Sachs
Sell
USD 108 3.000%
(2)
12/16/72
(17) 9 (8)
CMBX NA Index Goldman Sachs
Sell
USD 29 3.000%
(2)
05/11/63
(2) (6) (8)
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) (14) (23)
CMBX NA Index Goldman Sachs
Sell
USD 90 3.000%
(2)
05/11/63
(5) (18) (23)
CMBX NA Index Goldman Sachs
Sell
USD 362 3.000%
(2)
05/11/63
(28) (66) (94)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(41) (89) (130)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
12/16/72
(6) (1) (7)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
12/16/72
(6) (1) (7)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 6 12
CMBX NA Index Goldman Sachs
Sell
USD 2,122 3.000%
(2)
01/17/47
(138) (295) (433)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(415) (493) (908)
CMBX NA Index Goldman Sachs
Sell
USD 8,200 3.000%
(2)
05/11/63
(1,008) (1,120) (2,128)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,374) (962) (2,336)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(47) (32) (79)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (16) (32)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (6) (8)
CMBX NA Index Goldman Sachs
Sell
USD 103 3.000%
(2)
12/16/72
(16) 8 (8)
CMBX NA Index Goldman Sachs
Purchase
USD 81 (3.000%)
(2)
11/17/59
18 (8) 10
CMBX NA Index Goldman Sachs
Sell
USD 179 3.000%
(2)
12/16/72
(11) (3) (14)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (3) (4)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) (10) (16)
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
14 23 37
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) (9) (19)
CMBX NA Index Goldman Sachs
Sell
USD 52 3.000%
(2)
05/11/63
(5) (8) (13)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(4) (15) (19)
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) (12) (20)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 12 20
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) (7) (14)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 11 22
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
39 51 90
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) (10) (22)
CMBX NA Index Goldman Sachs
Sell
USD 42 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 5 11
CMBX NA Index Goldman Sachs
Purchase
USD 81 (3.000%)
(2)
08/17/61
16 (9) 7
CMBX NA Index Goldman Sachs
Purchase
USD 36 (5.000%)
(2)
08/17/61
13 (7) 6
CMBX NA Index Goldman Sachs
Purchase
USD 18 (5.000%)
(2)
10/17/57
2 4 6
CMBX NA Index JPMorgan Chase
Sell
USD 356 5.000%
(2)
05/11/63
(177) 27 (150)
CMBX NA Index JPMorgan Chase
Purchase
USD 385 (5.000%)
(2)
11/18/54
205 (135) 70
CMBX NA Index JPMorgan Chase
Purchase
USD 158 (5.000%)
(2)
09/17/58
77 (30) 47
CMBX NA Index JPMorgan Chase
Purchase
USD 148 (5.000%)
(2)
10/17/57
73 (21) 52
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(26) (80) (106)
CMBX NA Index JPMorgan Chase
Sell
USD 145 3.000%
(2)
12/16/72
(29) 18 (11)
CMBX NA Index JPMorgan Chase
Sell
USD 478 5.000%
(2)
05/11/63
(242) 41 (201)
CMBX NA Index JPMorgan Chase
Sell
USD 163 3.000%
(2)
12/16/72
(30) 18 (12)
CMBX NA Index JPMorgan Chase
Purchase
USD 356 (5.000%)
(2)
08/17/61
192 (134) 58
CMBX NA Index JPMorgan Chase
Purchase
USD 208 (3.000%)
(2)
11/17/59
58 (33) 25
CMBX NA Index JPMorgan Chase
Purchase
USD 73 (3.000%)
(2)
11/17/59
12 (3) 9
CMBX NA Index JPMorgan Chase
Purchase
USD 510 (3.000%)
(2)
01/17/47
116 (12) 104
CMBX NA Index JPMorgan Chase
Sell
USD 8,749 3.000%
(2)
05/11/63
(2,751) 480 (2,271)
CMBX NA Index JPMorgan Chase
Purchase
USD 814 (5.000%)
(2)
01/17/47
387 (82) 305
CMBX NA Index JPMorgan Chase
Sell
USD 74 3.000%
(2)
12/16/72
(15) 9 (6)
CMBX NA Index JPMorgan Chase
Sell
USD 38 3.000%
(2)
12/16/72
(3) — (3)
CMBX NA Index JPMorgan Chase
Purchase
USD 112 (3.000%)
(2)
11/17/59
33 (19) 14
CMBX NA Index JPMorgan Chase
Sell
USD 356 3.000%
(2)
12/16/72
(34) 7 (27)
CMBX NA Index JPMorgan Chase
Sell
USD 52 2.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index JPMorgan Chase
Sell
USD 134 3.000%
(2)
12/16/72
(8) (2) (10)
CMBX NA Index JPMorgan Chase
Sell
USD 547 3.000%
(2)
12/16/72
(32) (9) (41)
CMBX NA Index JPMorgan Chase
Sell
USD 501 3.000%
(2)
12/16/72
(47) 9 (38)
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
11/17/59
20 (9) 11
CMBX NA Index Morgan Stanley
Sell
USD 125 3.000%
(2)
12/16/72
(20) 11 (9)
CMBX NA Index Morgan Stanley
Sell
USD 131 2.000%
(2)
05/11/63
(16) 6 (10)
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
11/17/59
10 — 10
CMBX NA Index Morgan Stanley
Sell
USD 171 3.000%
(2)
12/16/72
(9) (4) (13)
CMBX NA Index Morgan Stanley
Sell
USD 98 3.000%
(2)
12/16/72
(18) 11 (7)
CMBX NA Index Morgan Stanley
Sell
USD 204 3.000%
(2)
12/16/72
(32) 17 (15)
CMBX NA Index Morgan Stanley
Purchase
USD 84 (3.000%)
(2)
11/17/59
19 (9) 10

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 175
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Morgan Stanley
Sell
USD 73 3.000%
(2)
12/16/72
(4) (2) (6)
CMBX NA Index Morgan Stanley
Sell
USD 62 3.000%
(2)
05/11/63
(5) (11) (16)
CMBX NA Index Morgan Stanley
Sell
USD 281 2.000%
(2)
05/11/63
(43) 22 (21)
CMBX NA Index Morgan Stanley
Purchase
USD 25 (5.000%)
(2)
08/17/61
2 2 4
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(7) (18) (25)
CMBX NA Index Morgan Stanley
Sell
USD 87 3.000%
(2)
05/11/63
(7) (16) (23)
CMBX NA Index Morgan Stanley
Purchase
USD 126 (5.000%)
(2)
08/17/61
7 13 20
CMBX NA Index Morgan Stanley
Purchase
USD 68 (3.000%)
(2)
11/17/59
9 (1) 8
CMBX NA Index Morgan Stanley
Sell
USD 1 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 2 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
4 33 37
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 27 38
CMBX NA Index Morgan Stanley
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 30 (3.000%)
(2)
11/18/54
5 (3) 2
CMBX NA Index Morgan Stanley
Purchase
USD 167 (3.000%)
(2)
11/17/59
39 (19) 20
CMBX NA Index Morgan Stanley
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 20 (3.000%)
(2)
11/17/59
4 (2) 2
CMBX NA Index Morgan Stanley
Purchase
USD 23 (3.000%)
(2)
11/17/59
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 113 (5.000%)
(2)
01/17/47
20 22 42
CMBX NA Index Morgan Stanley
Purchase
USD 147 (3.000%)
(2)
11/17/59
36 (18) 18
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 14 17
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
28 (20) 8
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
3 5 8
CMBX NA Index Morgan Stanley
Purchase
USD 82 (3.000%)
(2)
11/18/54
25 (19) 6
CMBX NA Index Morgan Stanley
Purchase
USD 187 (5.000%)
(2)
01/17/47
34 36 70
CMBX NA Index Morgan Stanley
Purchase
USD 78 (5.000%)
(2)
11/17/59
8 17 25
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
12 14 26
CMBX NA Index Morgan Stanley
Purchase
USD 55 (5.000%)
(2)
08/17/61
4 5 9
CMBX NA Index Morgan Stanley
Sell
USD 278 5.000%
(2)
05/11/63
(64) (53) (117)
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(81) (70) (151)
CMBX NA Index Morgan Stanley
Purchase
USD 82 (5.000%)
(2)
08/17/61
6 7 13
CMBX NA Index Morgan Stanley
Sell
USD 487 5.000%
(2)
05/11/63
(202) (3) (205)
CMBX NA Index Morgan Stanley
Sell
USD 1,091 3.000%
(2)
05/11/63
(370) 87 (283)
CMBX NA Index Morgan Stanley
Sell
USD 1,391 3.000%
(2)
05/11/63
(90) (271) (361)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(41) (34) (75)
CMBX NA Index Morgan Stanley
Sell
USD 418 3.000%
(2)
12/16/72
(82) 50 (32)
CMBX NA Index Morgan Stanley
Sell
USD 124 3.000%
(2)
05/11/63
(8) (24) (32)
CMBX NA Index Morgan Stanley
Sell
USD 126 3.000%
(2)
05/11/63
(8) (25) (33)
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
12/16/72
(7) 5 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 14 16
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 19 34
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 19 34
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
14 19 33
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
15 16 31
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
10/17/57
42 (12) 30
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 8 16
CMBX NA Index Morgan Stanley
Purchase
USD 98 (5.000%)
(2)
09/17/58
6 23 29
CMBX NA Index Morgan Stanley
Sell
USD 108 3.000%
(2)
12/16/72
(17) 9 (8)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
178 258 436
Total Open Credit Indices Contracts (9,487) (3,027) (12,514)
Total Open Credit Default Swap Contracts (å) (3,610) (3,254)
(6,864)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 7,429 $ 424
$ —
$ 7,853
Corporate Bonds and Notes — 73,572 —
—
73,572
International Debt — 59,529 —
—
59,529
Loan Agreements — 125,426 —
—
125,426
Mortgage-Backed Securities — 165,388 868
—
166,256
Non-US Bonds — 59,814 —
—
59,814
United States Government Treasuries — 53,614 —
—
53,614
Common Stocks — 42 —
—
42
Options Purchased 334 32 —
—
366
Short-Term Investments — 54,322 1,540
50,006
105,868
Total Investments 334 599,168 2,832 50,006 652,340
Securities Sold Short — (40,328) — — (40,328)
Other Financial Instruments
Assets
Futures Contracts 107 — — — 107
Foreign Currency Exchange Contracts 3 446 — — 449
Total Return Swap Contracts — 5 — — 5
Interest Rate Swap Contracts — 1,401 — — 1,401
Credit Default Swap Contracts — 11,305 — — 11,305
Liabilities
Futures Contracts (352) — — — (352)
Options Written (148) (21) — — (169)
Foreign Currency Exchange Contracts — (301) — — (301)
Total Return Swap Contracts — (5) — — (5)
Interest Rate Swap Contracts — (1,126) — — (1,126)
Credit Default Swap Contracts — (18,169) — — (18,169)
Total Other Financial Instruments
*
$ (390) $ (6,465) $ — $ — $ (6,855)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 177
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,413
Austria ....................................................................................
468
Belgium ..................................................................................
1,708
Bermuda .................................................................................
40
Brazil ......................................................................................
2,410
Canada ....................................................................................
2,835
Cayman Islands .......................................................................
4,110
Colombia .................................................................................
755
Finland ...................................................................................
890
France .....................................................................................
9,071
Germany .................................................................................
10,316
Ireland ....................................................................................
10,081
Italy ........................................................................................
4,980
Japan ......................................................................................
1,249
Luxembourg ............................................................................
12,073
Mexico ....................................................................................
4,586
Netherlands ............................................................................
10,609
Norway ....................................................................................
2,387
Singapore ................................................................................
706
Spain .......................................................................................
5,418
Sweden ....................................................................................
2,077
Turkey .....................................................................................
2,816
United Kingdom ......................................................................
6,562
United States ...........................................................................
554,780
Total Investments .................................................................... 652,340
United States ...........................................................................
(40,328)
Total Securities Sold Short ...................................................... 612,012

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.0%
Asset-Backed Securities - 8.6%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,324 3,299
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,526 1,534
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,537
Series 2020-2A Class A
2.020% due 02/20/27 (Þ) 2,450 2,560
BCAP LLC Trust
Series 2014-RR3 Class 5A2
0.964% due 10/26/36 (~)(Ê)(Þ) 3,061 2,691
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 5,185 5,207
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (USD 3 Month
LIBOR + 1.180%)(Ê)(Þ) 2,333 2,334
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
2.225% due 10/20/28 (USD 3 Month
LIBOR + 1.090%)(Ê)(Þ) 5,920 5,916
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 90 90
CIFC Funding, Ltd.
Series 2017-2A Class A
2.375% due 04/20/30 (USD 3 Month
LIBOR + 1.240%)(Ê)(Þ) 5,084 5,085
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,386 1,403
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 7,323 7,467
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 927 940
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,154 8,772
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,275 1,344
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,028
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 802 789
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 199 221
Fieldstone Mortgage Investment Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-4 Class M3
3.773% due 10/25/35 (USD 1 Month
LIBOR + 1.950%)(Ê) 794 797
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 3,212 3,241
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 2,718 2,731
FNA VI, LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Š)(Þ) 2,563 2,564
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,855
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 397
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 768 788
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 197 203
Goldentree Loan Management US CLO
2, Ltd.
Series 2020-7A Class A
2.308% due 04/20/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 4,156 4,164
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 4,075 4,072
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,127
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 927 959
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 907 1,002
Hertz Vehicle Financing II, LP
Series 2019-3A Class A
2.670% due 12/26/25 (Þ) 713 715
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 5,017 5,017
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 805 837
JPMorgan Mortgage Acquisition Trust
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 3,910 3,680
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 6,782 6,783
Madison Park Funding IV, Ltd.
Series 2017-26A Class AR

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,182
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 980 1,059
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 3,610 3,658
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 2,984 2,984
Navient Student Loan Trust
Series 2020-EA
1.690% due 05/15/69 (Þ) 13,609 13,909
Series 2020-FA
1.220% due 07/15/69 (Þ) 2,891 2,924
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 2,282 2,451
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 3,009 3,182
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 9,434 9,740
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (USD 1 Month
LIBOR + 0.780%)(Ê) 945 942
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 3,842 3,934
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,009 1,001
PFS Financing Corp.
Series 2020-A Class A
1.270% due 06/16/25 (Þ) 10,270 10,434
Series 2020-G Class A
0.970% due 02/15/26 (Þ) 4,713 4,755
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (USD 1 Month
LIBOR + 0.260%)(Ê) 3,248 3,209
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 9,226 9,253
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,262 857
Residential Asset Mortgage
ProductsTrust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (USD 1 Month
LIBOR + 0.570%)(Ê) 5,000 4,906
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 221 239
Series 2019-10A
3.113% due 03/10/29 650 687
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,367
Series 2019-9A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.265% due 10/20/28 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 3,287 3,287
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 2,386 2,443
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 5,989
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.290% due 10/25/36 599 594
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 12,970 13,071
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 8,550 8,733
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 6,020 6,176
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 5,562 5,657
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 705 709
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 394 402
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 647 661
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 5,873 6,313
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 3,362 3,432
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 9,650 9,817
United States Small Business
Administration
Series 2019-20D
2.980% due 04/01/39 306 330
Series 2019-25G
2.690% due 07/01/44 298 320
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (USD 3 Month
LIBOR + 0.900%)(Ê)(Þ) 6,878 6,880
Series 2018-3A Class A1R
2.325% due 10/20/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 5,690 5,691
Series 2019-1A
1.301% due 04/15/31 (Þ) 1,532 1,533
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 9,421 9,391
278,251
Corporate Bonds and Notes - 23.8%
3M Co.
2.375% due 08/26/29 310 331
3.050% due 04/15/30 100 112
3.700% due 04/15/50 510 606
Abbott Laboratories
3.750% due 11/30/26 531 615

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 11/30/36 300 403
4.900% due 11/30/46 280 397
AbbVie, Inc.
3.750% due 11/14/23 600 652
3.600% due 05/14/25 1,400 1,552
Series WI
3.450% due 03/15/22 250 257
2.300% due 11/21/22 420 434
2.600% due 11/21/24 480 513
3.800% due 03/15/25 610 678
2.950% due 11/21/26 340 374
3.200% due 11/21/29 690 763
4.250% due 11/21/49 80 97
Aetna, Inc.
2.800% due 06/15/23 1,200 1,262
Air Lease Corp.
3.250% due 03/01/25 3,478 3,722
3.375% due 07/01/25 300 323
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,263
Allegheny Technologies, Inc.
7.875% due 08/15/23 527 576
Ally Financial, Inc.
8.000% due 11/01/31 2,351 3,381
Alphabet, Inc.
0.450% due 08/15/25 100 100
1.998% due 08/15/26 3,054 3,250
0.800% due 08/15/27 180 178
1.100% due 08/15/30 220 213
2.050% due 08/15/50 340 308
Altria Group, Inc.
3.490% due 02/14/22 180 186
3.800% due 02/14/24 510 556
2.350% due 05/06/25 120 127
4.400% due 02/14/26 290 334
4.800% due 02/14/29 2,983 3,544
10.200% due 02/06/39 935 1,587
3.875% due 09/16/46 260 271
5.950% due 02/14/49 580 786
Amazon.com, Inc.
2.500% due 11/29/22 3,158 3,271
0.800% due 06/03/25 200 202
1.500% due 06/03/30 640 638
4.950% due 12/05/44 400 561
2.500% due 06/03/50 340 337
Series WI
3.150% due 08/22/27 370 418
3.875% due 08/22/37 270 329
4.050% due 08/22/47 340 430
4.250% due 08/22/57 110 149
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 13,408 13,458
American International Group, Inc.
2.500% due 06/30/25 250 266
3.750% due 07/10/25 540 601
Amgen, Inc.
3.625% due 05/22/24 100 109
3.200% due 11/02/27 637 716
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 920
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 02/01/46 390 489
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 1,330 1,504
3.500% due 06/01/30 220 251
4.350% due 06/01/40 610 727
5.550% due 01/23/49 560 763
4.500% due 06/01/50 300 363
Anthem, Inc.
3.125% due 05/15/22 469 485
2.950% due 12/01/22 370 386
3.350% due 12/01/24 170 187
5.100% due 01/15/44 2,398 3,211
Aon Corp.
8.205% due 01/01/27 1,109 1,495
Apache Corp.
3.250% due 04/15/22 79 79
4.375% due 10/15/28 890 886
4.250% due 01/15/30 390 385
5.100% due 09/01/40 320 324
4.750% due 04/15/43 280 266
4.250% due 01/15/44 120 111
Apollo Investment Corp.
5.250% due 03/03/25 99 101
Apple, Inc.
1.125% due 05/11/25 240 245
3.200% due 05/13/25 3,324 3,686
2.450% due 08/04/26 850 921
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,703
AT&T, Inc.
3.800% due 02/15/27 330 376
4.250% due 03/01/27 200 233
2.300% due 06/01/27 330 348
1.650% due 02/01/28 510 513
2.250% due 02/01/32 120 119
2.550% due 12/01/33 (Þ) 3,244 3,234
3.100% due 02/01/43 580 564
4.800% due 06/15/44 251 297
4.350% due 06/15/45 47 53
3.500% due 09/15/53 (Þ) 669 645
3.550% due 09/15/55 (Þ) 150 144
Aviation Capital Group LLC
3.500% due 11/01/27 (Þ) 3,658 3,870
Avnet, Inc.
4.875% due 12/01/22 1,230 1,319
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (USD 3 Month
LIBOR + 0.400%)(Ê)(ƒ) 500 493
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 710 755
4.000% due 01/22/25 580 647
4.250% due 10/22/26 1,890 2,189
3.559% due 04/23/27 (USD 3 Month
LIBOR + 1.060%)(Ê) 1,000 1,121
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 471
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 81
5.000% due 01/21/44 717 975

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 04/01/44 2,370 3,166
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 75
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,631
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 40 45
Series GMTN
3.300% due 01/11/23 460 487
4.450% due 03/03/26 160 185
3.500% due 04/19/26 1,550 1,745
3.593% due 07/21/28 (USD 3 Month
LIBOR + 1.370%)(Ê) 180 203
Series WI
3.004% due 12/20/23 (USD 3 Month
LIBOR + 0.790%)(Ê) 267 280
3.419% due 12/20/28 (USD 3 Month
LIBOR + 1.040%)(Ê) 2,343 2,625
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 270 281
BankUnited, Inc.
4.875% due 11/17/25 2,879 3,303
Bausch Health Americas, Inc. Term
Loan B
3.148% due 06/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 338 338
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 2,779 3,173
Becton Dickinson and Co.
3.363% due 06/06/24 920 999
3.734% due 12/15/24 2,989 3,305
4.685% due 12/15/44 79 101
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 155 149
Bellemeade Re, Ltd.
Series 2018-1A Class M2
3.050% due 04/25/28 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 3,000 3,012
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,148
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 750 955
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,197
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,124
4.800% due 05/03/29 1,963 2,243
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,129
3.100% due 05/01/26 120 127
2.700% due 02/01/27 140 145
2.800% due 03/01/27 150 156
3.200% due 03/01/29 980 1,021
5.150% due 05/01/30 700 831
3.250% due 02/01/35 1,330 1,329
3.550% due 03/01/38 140 139
5.875% due 02/15/40 2,820 3,503
5.705% due 05/01/40 590 748
3.750% due 02/01/50 310 312
5.805% due 05/01/50 250 330
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.930% due 05/01/60 120 161
BP Capital Markets America, Inc.
2.937% due 04/06/23 50 53
3.216% due 11/28/23 620 665
3.790% due 02/06/24 100 109
3.410% due 02/11/26 500 556
3.119% due 05/04/26 800 881
3.633% due 04/06/30 110 125
3.000% due 02/24/50 760 740
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 1,409 1,489
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 400 433
3.875% due 08/15/25 330 374
3.200% due 06/15/26 860 962
3.900% due 02/20/28 1,305 1,531
3.400% due 07/26/29 790 903
5.000% due 08/15/45 480 664
Broadcom, Inc.
Series WI
4.700% due 04/15/25 620 708
3.150% due 11/15/25 830 900
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 3,006 3,251
Buckeye Partners, LP
3.950% due 12/01/26 557 561
4.125% due 12/01/27 262 268
5.850% due 11/15/43 236 235
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,161
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,181
4.150% due 12/15/48 1,805 2,283
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 150 163
3.302% due 01/15/35 (Þ) 730 804
Cargill, Inc.
1.375% due 07/23/23 (Þ) 450 461
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 3,285
Carnival Corp.
11.500% due 04/01/23 (Þ) 836 949
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 21
3.377% due 04/05/40 180 191
3.577% due 04/05/50 20 22
Caterpillar, Inc.
4.750% due 05/15/64 1,000 1,428
CBL & Associates, LP
5.250% due 12/01/23 (Ø)(Æ) 400 148
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 53
4.500% due 05/01/32 (Þ) 1,110 1,154
Centene Corp.
Series WI
4.625% due 12/15/29 250 277
3.375% due 02/15/30 240 252
CenturyLink, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
5.800% due 03/15/22 694 725
CF Industries, Inc.
3.450% due 06/01/23 1,465 1,536
5.150% due 03/15/34 65 80
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 671
5.750% due 04/01/48 1,040 1,319
4.800% due 03/01/50 160 182
Series WI
4.908% due 07/23/25 3,511 4,047
6.384% due 10/23/35 70 94
6.484% due 10/23/45 60 82
6.834% due 10/23/55 80 117
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 230 241
Chevron Corp.
2.566% due 05/16/23 1,973 2,065
1.554% due 05/11/25 510 526
2.954% due 05/16/26 1,051 1,153
1.995% due 05/11/27 170 178
3.850% due 01/15/28 630 730
5.250% due 11/15/43 100 137
4.950% due 08/15/47 130 177
Chubb INA Holdings, Inc.
3.350% due 05/03/26 260 291
Cigna Corp.
3.875% due 10/15/47 2,807 3,241
Series WI
3.750% due 07/15/23 252 272
4.125% due 11/15/25 640 734
4.375% due 10/15/28 1,680 1,997
Cimarex Energy Co.
4.375% due 06/01/24 150 164
3.900% due 05/15/27 1,060 1,179
4.375% due 03/15/29 500 566
Cintas Corp. No. 2
2.900% due 04/01/22 520 534
3.700% due 04/01/27 340 391
Cisco Systems, Inc.
3.625% due 03/04/24 3,347 3,684
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,406
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 340 369
4.450% due 09/29/27 740 865
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 347
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 796
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 354
8.125% due 07/15/39 755 1,310
5.300% due 05/06/44 351 477
4.750% due 05/18/46 110 142
4.650% due 07/23/48 865 1,142
Series 9-RG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.650% due 07/30/45 889 1,161
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 740 804
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 3 3
CME Group, Inc.
5.300% due 09/15/43 200 293
Coca-Cola Co. (The)
2.950% due 03/25/25 110 120
3.375% due 03/25/27 520 592
1.450% due 06/01/27 490 502
2.500% due 06/01/40 20 20
2.600% due 06/01/50 190 189
2.500% due 03/15/51 10 10
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,808
Comcast Corp.
3.700% due 04/15/24 3,651 4,014
3.100% due 04/01/25 30 33
3.375% due 08/15/25 200 222
3.950% due 10/15/25 450 513
3.150% due 03/01/26 380 420
3.300% due 04/01/27 190 214
3.400% due 04/01/30 70 80
4.250% due 10/15/30 330 398
6.550% due 07/01/39 830 1,263
3.250% due 11/01/39 180 197
3.750% due 04/01/40 70 81
3.400% due 07/15/46 50 55
4.000% due 03/01/48 80 96
4.700% due 10/15/48 100 133
3.450% due 02/01/50 240 268
Series WI
3.999% due 11/01/49 207 249
Concho Resources, Inc.
3.750% due 10/01/27 600 684
4.300% due 08/15/28 670 782
Consolidated Edison Co., Inc.
Series 20A
3.350% due 04/01/30 180 202
Series 20B
3.950% due 04/01/50 140 166
Constellation Brands, Inc.
4.750% due 11/15/24 290 333
Continental Resources, Inc.
4.900% due 06/01/44 391 378
Costco Wholesale Corp.
1.375% due 06/20/27 680 697
1.600% due 04/20/30 460 462
Credit Suisse New York
2.950% due 04/09/25 530 578
Crown Castle International Corp.
5.250% due 01/15/23 2,942 3,208
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 402 488
CSC Holdings LLC
4.125% due 12/01/30 (Þ) 400 409
CVS Health Corp.
2.750% due 12/01/22 170 176
3.700% due 03/09/23 109 116

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 08/15/24 500 534
3.625% due 04/01/27 150 170
4.300% due 03/25/28 294 345
3.250% due 08/15/29 385 427
3.750% due 04/01/30 400 459
4.780% due 03/25/38 290 359
4.125% due 04/01/40 180 210
5.125% due 07/20/45 710 928
5.050% due 03/25/48 500 655
4.250% due 04/01/50 80 96
DCP Midstream Operating, LP
8.125% due 08/16/30 392 518
6.450% due 11/03/36 (Þ) 110 122
6.750% due 09/15/37 (Þ) 288 320
5.600% due 04/01/44 175 183
Deere & Co.
3.100% due 04/15/30 100 113
3.750% due 04/15/50 410 507
Delta Air Lines Pass-Through Trust
Series 2002-1
6.718% due 01/02/23 127 130
Delta Air Lines, Inc.
3.625% due 03/15/22 1,376 1,400
3.800% due 04/19/23 140 144
2.900% due 10/28/24 511 502
7.000% due 05/01/25 (Þ) 5,919 6,864
4.500% due 10/20/25 (Þ) 310 331
7.375% due 01/15/26 560 643
4.750% due 10/20/28 (Þ) 280 310
3.750% due 10/28/29 167 164
Devon Energy Corp.
5.850% due 12/15/25 400 469
7.875% due 09/30/31 650 902
4.750% due 05/15/42 20 22
5.000% due 06/15/45 1,150 1,323
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 (Ø)(Æ) 81 11
4.875% due 11/01/43 (Ø)(Æ) 178 25
Diamondback Energy, Inc.
3.500% due 12/01/29 270 287
Series WI
5.375% due 05/31/25 270 280
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,342
Discover Financial Services
4.100% due 02/09/27 3,174 3,649
DISH DBS Corp.
Series WI
5.875% due 11/15/24 685 710
7.750% due 07/01/26 50 54
Dollar General Corp.
3.250% due 04/15/23 50 53
Dominion Energy, Inc.
7.000% due 06/15/38 150 228
Domtar Corp.
6.250% due 09/01/42 2,899 3,674
DPL, Inc.
Series AI
4.350% due 04/15/29 164 184
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 12/15/41 100 123
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 160
Eaton Corp.
2.750% due 11/02/22 1,180 1,228
4.150% due 11/02/42 80 98
Edison International
4.125% due 03/15/28 2,972 3,271
Embarq Corp.
7.995% due 06/01/36 210 257
Enable Midstream Partners, LP
4.400% due 03/15/27 3,158 3,296
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 3,039
Energy Transfer Operating, LP
5.875% due 01/15/24 2,708 3,037
4.500% due 04/15/24 300 330
2.900% due 05/15/25 320 337
3.750% due 05/15/30 1,010 1,061
6.250% due 04/15/49 120 142
Series 10Y
4.950% due 06/15/28 160 182
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 370 342
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 578
5.450% due 06/01/47 300 240
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,218
Enterprise Products Operating LLC
4.150% due 10/16/28 1,010 1,180
2.800% due 01/31/30 380 407
7.550% due 04/15/38 40 61
4.850% due 03/15/44 40 48
4.200% due 01/31/50 720 807
3.700% due 01/31/51 270 283
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,389
EOG Resources, Inc.
4.150% due 01/15/26 230 264
4.375% due 04/15/30 120 143
3.900% due 04/01/35 520 593
4.950% due 04/15/50 150 194
EPR Properties Co.
4.500% due 06/01/27 464 474
EQM Midstream Partners, LP
4.125% due 12/01/26 480 465
Series 30Y
6.500% due 07/15/48 100 95
Series 5Y
4.750% due 07/15/23 155 161
EQT Corp.
3.000% due 10/01/22 500 508
6.125% due 02/01/25 645 760
3.900% due 10/01/27 330 343
7.000% due 02/01/30 640 816
Exelon Corp.
3.497% due 06/01/22 1,180 1,224
4.950% due 06/15/35 2,200 2,756

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,927
Expedia Group, Inc.
Series WI
5.000% due 02/15/26 3,069 3,431
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,503
1.571% due 04/15/23 80 82
2.992% due 03/19/25 520 565
3.043% due 03/01/26 750 824
3.482% due 03/19/30 500 567
4.114% due 03/01/46 250 298
4.327% due 03/19/50 60 74
FedEx Corp.
3.900% due 02/01/35 750 882
4.500% due 02/01/65 1,136 1,255
FirstEnergy Corp.
Series A
2.850% due 07/15/22 249 254
Series C
7.375% due 11/15/31 2,020 2,832
4.850% due 07/15/47 307 371
3.400% due 03/01/50 325 306
Ford Holdings LLC
9.300% due 03/01/30 266 351
Ford Motor Co.
6.625% due 10/01/28 547 635
7.450% due 07/16/31 702 897
4.750% due 01/15/43 246 249
5.291% due 12/08/46 603 635
Ford Motor Credit Co. LLC
2.979% due 08/03/22 327 331
3.096% due 05/04/23 316 319
4.375% due 08/06/23 307 320
5.125% due 06/16/25 200 217
4.125% due 08/17/27 200 211
5.113% due 05/03/29 1,296 1,426
4.000% due 11/13/30 420 431
Series GMTN
4.389% due 01/08/26 1,056 1,123
Fox Corp.
Series WI
4.709% due 01/25/29 40 48
5.476% due 01/25/39 660 881
Freeport-McMoRan, Inc.
3.875% due 03/15/23 1,054 1,101
4.550% due 11/14/24 10 11
4.625% due 08/01/30 170 189
5.400% due 11/14/34 523 650
5.450% due 03/15/43 1,450 1,812
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 5,274 6,174
General Dynamics Corp.
3.250% due 04/01/25 140 154
3.500% due 05/15/25 60 67
4.250% due 04/01/40 30 38
4.250% due 04/01/50 90 118
General Electric Co.
3.450% due 05/01/27 100 112
Series GMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.150% due 08/07/37 583 787
6.875% due 01/10/39 1,270 1,833
Series MTNA
6.750% due 03/15/32 2,501 3,465
General Motors Co.
4.875% due 10/02/23 3,280 3,625
5.400% due 10/02/23 180 201
6.125% due 10/01/25 320 385
6.250% due 10/02/43 450 609
General Motors Financial Co., Inc.
3.550% due 07/08/22 2,085 2,171
4.250% due 05/15/23 100 108
Genworth Holdings, Inc.
4.900% due 08/15/23 180 169
Gilead Sciences, Inc.
3.650% due 03/01/26 170 191
4.750% due 03/01/46 315 406
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 259
4.125% due 03/12/24 (Þ) 1,370 1,503
4.000% due 03/27/27 (Þ) 565 641
3.875% due 10/27/27 (Þ) 110 125
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 600
5.375% due 04/15/26 1,167 1,337
5.300% due 01/15/29 1,806 2,115
Goldman Sachs Capital I
6.345% due 02/15/34 1,261 1,764
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 530 585
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 525 572
4.250% due 10/21/25 510 579
3.500% due 11/16/26 590 657
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 141
6.450% due 05/01/36 320 455
6.750% due 10/01/37 1,100 1,626
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 230 284
6.250% due 02/01/41 460 698
5.150% due 05/22/45 420 564
4.750% due 10/21/45 100 134
4.000% due 12/29/49 (USD 3 Month
LIBOR + 0.768%)(Ê)(ƒ) 17 17
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 180 182
Halliburton Co.
3.800% due 11/15/25 29 32
4.850% due 11/15/35 280 325
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 42
5.375% due 05/15/25 (Þ) 300 320
4.875% due 05/15/26 (Þ) 390 422
Harman International Industries, Inc.
4.150% due 05/15/25 1,342 1,496
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,516
HCA, Inc.
5.375% due 02/01/25 150 168
5.250% due 04/15/25 250 292

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.690% due 06/15/25 415 500
4.500% due 02/15/27 70 81
5.625% due 09/01/28 180 211
5.875% due 02/01/29 390 464
3.500% due 09/01/30 420 436
5.500% due 06/15/47 2,723 3,529
Hershey Co. (The)
0.900% due 06/01/25 130 132
Hess Corp.
7.300% due 08/15/31 2,350 3,063
Hewlett Packard Enterprise Co.
Series WI
6.350% due 10/15/45 2,593 3,367
Hexcel Corp.
4.700% due 08/15/25 2,964 3,335
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 453
5.750% due 05/01/28 (Þ) 150 162
3.625% due 02/15/32 (Þ) 100 99
Series WI
5.125% due 05/01/26 100 104
HollyFrontier Corp.
5.875% due 04/01/26 2,994 3,397
Home Depot, Inc. (The)
2.625% due 06/01/22 1,088 1,120
2.500% due 04/15/27 270 293
3.900% due 12/06/28 40 48
2.700% due 04/15/30 330 360
3.300% due 04/15/40 360 407
3.900% due 06/15/47 60 74
3.350% due 04/15/50 560 628
Home RE 2021-1, Ltd.
1.173% due 07/25/33 (Þ) 3,255 3,255
1.673% due 07/25/33 (Þ) 2,345 2,345
Honeywell International, Inc.
1.350% due 06/01/25 310 319
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 2,925 2,972
Howmet Aerospace, Inc.
5.900% due 02/01/27 312 363
6.750% due 01/15/28 210 256
5.950% due 02/01/37 437 535
Humana, Inc.
3.150% due 12/01/22 100 104
4.500% due 04/01/25 80 92
3.950% due 03/15/27 130 150
4.625% due 12/01/42 150 189
4.950% due 10/01/44 120 158
4.800% due 03/15/47 30 39
Huntington Ingalls Industries, Inc.
Series WI
4.200% due 05/01/30 2,811 3,291
Hyatt Hotels Corp.
5.375% due 04/23/25 3,001 3,379
4.850% due 03/15/26 920 1,023
Ingersoll-Rand Global Holding Co., Ltd.
5.750% due 06/15/43 2,304 3,266
Intel Corp.
3.700% due 07/29/25 150 169
4.600% due 03/25/40 220 282
4.750% due 03/25/50 290 390
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Business Machines Corp.
3.000% due 05/15/24 750 810
3.500% due 05/15/29 500 569
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,474
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Æ) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 3,976
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,554
Johnson & Johnson
0.550% due 09/01/25 270 270
0.950% due 09/01/27 530 530
4.950% due 05/15/33 2,350 3,240
3.625% due 03/03/37 350 418
JPMorgan Chase & Co.
1.514% due 06/01/24 (SOFR +
1.455%)(Ê) 410 420
3.875% due 09/10/24 1,300 1,447
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 30 33
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 850 889
4.125% due 12/15/26 390 454
4.250% due 10/01/27 210 246
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 59
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 275
8.750% due 09/01/30 800 1,189
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 178
4.950% due 06/01/45 700 956
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 130 138
Kellogg Co.
Series B
7.450% due 04/01/31 2,214 3,342
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,778
5.500% due 03/01/44 40 49
5.400% due 09/01/44 30 36
Kinder Morgan, Inc.
4.300% due 06/01/25 370 418
4.300% due 03/01/28 410 475
5.550% due 06/01/45 310 388
5.050% due 02/15/46 170 202
5.200% due 03/01/48 180 220
Series GMTN
7.750% due 01/15/32 2,240 3,309
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 66
Kraft Heinz Foods Co.
6.750% due 03/15/32 10 13
6.875% due 01/26/39 417 573
7.125% due 08/01/39 (Þ) 438 622
5.000% due 06/04/42 926 1,070
Series WI
3.950% due 07/15/25 76 83
3.000% due 06/01/26 2,162 2,286

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 03/01/31 110 124
5.000% due 07/15/35 80 95
4.625% due 10/01/39 10 11
5.200% due 07/15/45 1,195 1,390
4.375% due 06/01/46 718 765
4.875% due 10/01/49 771 872
5.500% due 06/01/50 270 332
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,106
L Brands, Inc.
7.600% due 07/15/37 65 72
L3Harris Technologies, Inc.
5.054% due 04/27/45 260 352
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 363
4.875% due 05/15/28 (Þ) 30 33
Las Vegas Sands Corp.
3.200% due 08/08/24 960 1,009
2.900% due 06/25/25 3,563 3,698
Lennar Corp.
4.500% due 04/30/24 220 242
4.750% due 05/30/25 50 57
Series WI
5.000% due 06/15/27 20 24
4.750% due 11/29/27 700 827
Levi Strauss & Co.
Series WI
5.000% due 05/01/25 300 308
Liberty Interactive LLC
8.250% due 02/01/30 294 337
Lincoln National Corp.
4.375% due 06/15/50 2,739 3,406
Lockheed Martin Corp.
4.500% due 05/15/36 100 130
Series 10YR
3.550% due 01/15/26 900 1,017
Lowe's Cos., Inc.
3.120% due 04/15/22 2,968 3,047
4.500% due 04/15/30 210 256
MA Finance Co. LLC Term Loan B
2.897% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 14 14
Macy's Retail Holdings, Inc.
3.625% due 06/01/24 290 282
4.500% due 12/15/34 345 282
6.375% due 03/15/37 50 45
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 638 700
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,182
Markel Corp.
5.000% due 05/20/49 2,599 3,493
Marriott International, Inc.
3.750% due 10/01/25 1,013 1,094
Series WI
3.750% due 03/15/25 3,157 3,395
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 313
3.200% due 04/01/30 (Þ) 450 508
Mastercard, Inc.
3.850% due 03/26/50 80 100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mattel, Inc.
6.200% due 10/01/40 73 85
McDonald's Corp.
3.300% due 07/01/25 220 243
3.700% due 01/30/26 410 463
3.500% due 07/01/27 3,145 3,578
3.800% due 04/01/28 560 647
3.600% due 07/01/30 310 356
3.625% due 09/01/49 60 68
4.200% due 04/01/50 530 652
Medtronic, Inc.
Series WI
3.500% due 03/15/25 200 223
Merck & Co., Inc.
0.750% due 02/24/26 510 510
1.450% due 06/24/30 290 287
MetLife, Inc.
6.400% due 12/15/36 670 864
Micron Technology, Inc.
2.497% due 04/24/23 440 459
Microsoft Corp.
2.875% due 02/06/24 550 590
2.700% due 02/12/25 240 259
2.400% due 08/08/26 520 564
3.300% due 02/06/27 1,820 2,068
3.500% due 02/12/35 2,633 3,153
3.450% due 08/08/36 20 24
2.525% due 06/01/50 800 808
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,100
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,950
Milano Acquisition Corp. Term Loan B
4.750% due 10/01/27 (USD 3 Month
LIBOR + 4.000%)(Ê) 690 691
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 490 536
Mondelez International, Inc.
2.125% due 04/13/23 160 166
1.500% due 05/04/25 620 640
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 738
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 137
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 1,190 1,355
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 48
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 110 117
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 615 748
MPLX, LP
4.800% due 02/15/29 300 356
4.500% due 04/15/38 360 402
4.700% due 04/15/48 360 404
5.500% due 02/15/49 290 362
Series WI
4.500% due 07/15/23 200 217

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 06/01/25 350 401
Murphy Oil Corp.
7.050% due 05/01/29 30 29
5.875% due 12/01/42 91 80
National Fuel Gas Co.
5.500% due 01/15/26 3,010 3,503
National Oilwell Varco, Inc.
3.600% due 12/01/29 3,309 3,442
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 420 428
1.500% due 04/23/25 (Þ) 340 351
Navient Corp.
Series MTN
5.625% due 08/01/33 460 440
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,118
Nevada Power Co.
5.450% due 05/15/41 1,389 1,843
New York Life Global Funding
0.950% due 06/24/25 (Þ) 330 333
Newell Brands, Inc.
3.850% due 04/01/23 1,396 1,471
4.200% due 04/01/26 570 627
5.375% due 04/01/36 118 144
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,109
NIKE, Inc.
2.400% due 03/27/25 250 268
2.750% due 03/27/27 230 253
2.850% due 03/27/30 450 500
3.250% due 03/27/40 240 272
3.375% due 03/27/50 300 346
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø)(Æ) 240 5
5.250% due 03/15/42 (Ø)(Æ) 150 3
8.950% due 04/01/45 (Ø)(Æ) 146 3
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,114
Northrop Grumman Corp.
2.930% due 01/15/25 440 476
5.250% due 05/01/50 370 527
Series F0TZ
3.250% due 01/15/28 930 1,036
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 473
NVIDIA Corp.
2.850% due 04/01/30 240 265
3.500% due 04/01/40 650 747
3.500% due 04/01/50 320 368
3.700% due 04/01/60 480 575
Occidental Petroleum Corp.
6.950% due 07/01/24 79 86
2.900% due 08/15/24 1,861 1,800
3.500% due 06/15/25 104 101
5.550% due 03/15/26 350 368
3.400% due 04/15/26 1,021 986
3.200% due 08/15/26 750 705
3.000% due 02/15/27 750 694
3.500% due 08/15/29 650 603
6.450% due 09/15/36 324 356
4.300% due 08/15/39 323 283
6.200% due 03/15/40 572 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 07/15/44 925 800
4.625% due 06/15/45 200 174
4.400% due 04/15/46 460 405
4.100% due 02/15/47 2,078 1,725
4.200% due 03/15/48 310 260
Oceaneering International, Inc.
4.650% due 11/15/24 355 335
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 3,067 3,321
Oracle Corp.
3.900% due 05/15/35 2,694 3,211
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 230 242
Ovintiv, Inc.
6.500% due 02/01/38 292 348
Pacific Gas and Electric Co.
1.750% due 06/16/22 690 692
2.100% due 08/01/27 210 213
2.500% due 02/01/31 260 258
3.300% due 08/01/40 60 59
3.500% due 08/01/50 110 106
PacifiCorp
6.000% due 01/15/39 970 1,410
4.100% due 02/01/42 1,710 2,054
Pactiv LLC
7.950% due 12/15/25 202 229
8.375% due 04/15/27 125 145
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 50 53
PayPal Holdings, Inc.
1.350% due 06/01/23 380 388
1.650% due 06/01/25 390 404
PepsiCo, Inc.
0.750% due 05/01/23 510 516
2.250% due 03/19/25 3,550 3,781
2.625% due 03/19/27 50 55
1.625% due 05/01/30 170 170
3.625% due 03/19/50 70 83
3.875% due 03/19/60 140 177
Pfizer, Inc.
0.800% due 05/28/25 640 646
2.625% due 04/01/30 490 535
1.700% due 05/28/30 420 425
Philip Morris International, Inc.
2.500% due 08/22/22 400 414
1.125% due 05/01/23 260 264
2.100% due 05/01/30 300 307
4.500% due 03/20/42 220 268
Series 5YR
2.500% due 11/02/22 220 228
Pioneer Natural Resources Co.
1.125% due 01/15/26 80 80
2.150% due 01/15/31 370 366
Plains All American Pipeline, LP / PAA
Finance Corp.
6.650% due 01/15/37 2,901 3,582
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,323
4.375% due 06/15/45 342 421
Prime Security Services Borrower LLC /
Prime Finance, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/15/24 (Þ) 360 383
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 160 163
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,392 3,759
3.000% due 03/25/30 260 294
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,164
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 2,869 3,336
PSEG Power LLC
8.625% due 04/15/31 896 1,374
PulteGroup, Inc.
7.875% due 06/15/32 187 276
Range Resources Corp.
5.000% due 03/15/23 225 226
Series WI
4.875% due 05/15/25 640 626
Raytheon Technologies Corp.
3.650% due 08/16/23 19 20
4.125% due 11/16/28 340 400
2.250% due 07/01/30 420 437
4.500% due 06/01/42 160 203
Series WI
3.200% due 03/15/24 3,032 3,270
3.150% due 12/15/24 200 218
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,180
Republic Services, Inc.
2.500% due 08/15/24 280 298
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,424
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 1,023
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 300 315
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 539 622
7.500% due 10/15/27 100 108
3.700% due 03/15/28 170 148
RPM International, Inc.
4.550% due 03/01/29 2,860 3,328
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 373 429
4.832% due 05/01/48 (Þ) 845 1,038
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 435
Safeway, Inc.
7.250% due 02/01/31 479 562
Salesforce.com, Inc.
3.250% due 04/11/23 390 414
3.700% due 04/11/28 110 128
Santander Holdings USA, Inc.
4.500% due 07/17/25 100 113
Series FXD
3.500% due 06/07/24 1,456 1,574
Series WI
3.244% due 10/05/26 1,550 1,683
Seagate HDD Cayman
4.875% due 03/01/24 1,340 1,446
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 396
Senior Housing Properties Trust
4.750% due 02/15/28 667 667
Service Properties Trust
4.375% due 02/15/30 565 514
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,476
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,218
Simon Property Group, LP
3.800% due 07/15/50 3,289 3,574
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,515 2,816
Southern Copper Corp.
5.250% due 11/08/42 1,410 1,858
Southern Power Co.
Series F
4.950% due 12/15/46 3,139 3,733
Southwest Airlines Co.
4.750% due 05/04/23 2,104 2,280
Southwestern Energy Co.
6.200% due 01/23/25 287 301
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,109
Spirit AeroSystems, Inc.
3.950% due 06/15/23 172 170
4.600% due 06/15/28 460 441
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 530 601
Spirit Realty, LP
3.400% due 01/15/30 3,196 3,463
Sprint Capital Corp.
8.750% due 03/15/32 2,813 4,297
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 2,974
5.300% due 04/01/44 50 53
Synchrony Bank
Series BKNT
3.000% due 06/15/22 852 878
Synchrony Financial
5.150% due 03/19/29 2,751 3,295
Sysco Corp.
2.400% due 02/15/30 3,115 3,207
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 244
4.875% due 02/01/31 (Þ) 200 209
4.000% due 01/15/32 (Þ) 100 99
Target Corp.
2.250% due 04/15/25 440 469
TCI Communications, Inc.
7.875% due 02/15/26 2,358 3,147
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 523
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 212
Tenet Healthcare Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/15/31 255 275
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 350 366
Texas Eastern Transmission, LP
2.800% due 10/15/22 (Þ) 290 300
4.150% due 01/15/48 (Þ) 1,000 1,087
Texas Instruments, Inc.
1.750% due 05/04/30 270 273
Time Warner Cable LLC
7.300% due 07/01/38 400 583
6.750% due 06/15/39 70 98
5.500% due 09/01/41 2,500 3,130
Time Warner Entertainment Co., LP
8.375% due 03/15/23 2,157 2,510
TJX Cos., Inc. (The)
3.500% due 04/15/25 310 344
3.750% due 04/15/27 90 104
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
6.000% due 04/15/24 10 10
3.500% due 04/15/25 (Þ) 1,470 1,611
2.250% due 02/15/26 80 81
3.750% due 04/15/27 (Þ) 90 101
2.625% due 02/15/29 260 261
3.875% due 04/15/30 (Þ) 1,160 1,310
2.550% due 02/15/31 (Þ) 3,209 3,287
2.875% due 02/15/31 190 192
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 168
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,248
Transocean, Inc.
6.800% due 03/15/38 179 68
Trinity Industries, Inc.
4.550% due 10/01/24 619 652
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 3,367 3,493
Unilever Capital Corp.
2.600% due 05/05/24 3,447 3,679
Union Pacific Corp.
3.750% due 07/15/25 80 90
3.950% due 09/10/28 660 769
2.400% due 02/05/30 360 381
3.750% due 02/05/70 560 644
Series WI
3.839% due 03/20/60 390 460
United Rentals NA, Inc.
3.875% due 11/15/27 60 63
4.875% due 01/15/28 100 106
5.250% due 01/15/30 750 830
3.875% due 02/15/31 130 136
United States Steel Corp.
6.650% due 06/01/37 278 264
UnitedHealth Group, Inc.
2.375% due 10/15/22 70 73
3.500% due 06/15/23 150 161
3.750% due 07/15/25 200 226
1.250% due 01/15/26 140 143
3.875% due 12/15/28 130 153
2.875% due 08/15/29 400 444
2.000% due 05/15/30 150 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 10/15/40 400 586
4.250% due 06/15/48 120 153
3.700% due 08/15/49 80 95
3.875% due 08/15/59 280 343
3.125% due 05/15/60 60 65
Unum Group
4.500% due 12/15/49 3,195 3,445
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 3,090 3,247
US Bancorp
1.450% due 05/12/25 990 1,022
USAA Capital Corp.
1.500% due 05/01/23 (Þ) 150 154
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,610
Valero Energy Corp.
7.500% due 04/15/32 2,499 3,486
VEREIT Operating Partnership, LP
4.600% due 02/06/24 3,113 3,438
Verizon Communications, Inc.
3.500% due 11/01/24 30 33
0.850% due 11/20/25 110 110
2.625% due 08/15/26 150 163
4.125% due 03/16/27 3,126 3,668
3.000% due 03/22/27 150 165
3.150% due 03/22/30 150 165
7.750% due 12/01/30 510 771
1.750% due 01/20/31 340 335
4.500% due 08/10/33 1,000 1,233
6.400% due 09/15/33 521 725
5.250% due 03/16/37 890 1,179
2.650% due 11/20/40 800 780
3.850% due 11/01/42 60 68
4.125% due 08/15/46 270 317
5.500% due 03/16/47 50 70
4.000% due 03/22/50 180 208
2.875% due 11/20/50 900 867
Series WI
3.376% due 02/15/25 291 320
4.329% due 09/21/28 166 198
4.862% due 08/21/46 390 505
ViacomCBS, Inc.
3.875% due 04/01/24 150 164
Visa, Inc.
4.300% due 12/14/45 1,330 1,733
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 301
Vornado Realty Trust
3.500% due 01/15/25 3,391 3,613
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,391
Walmart, Inc.
3.400% due 06/26/23 3,019 3,241
3.550% due 06/26/25 130 146
3.700% due 06/26/28 810 944
Walt Disney Co. (The)
Series WI
6.400% due 12/15/35 2,193 3,321
6.650% due 11/15/37 200 309
Washington Prime Group, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 08/15/24 939 662
Waste Management, Inc.
3.500% due 05/15/24 890 970
4.150% due 07/15/49 80 99
Wells Fargo & Co.
1.442% due 10/31/23 (USD 3 Month
LIBOR + 1.230%)(Ê) 200 203
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 136
3.000% due 10/23/26 920 1,012
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 549
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 530 559
2.879% due 10/30/30 (USD 3 Month
LIBOR + 1.170%)(Ê) 4,666 5,013
4.478% due 04/04/31 (USD 3 Month
LIBOR + 3.770%)(Ê) 330 396
5.375% due 11/02/43 200 266
4.400% due 06/14/46 160 191
4.750% due 12/07/46 2,430 3,052
5.013% due 04/04/51 (USD 3 Month
LIBOR + 4.240%)(Ê) 2,210 3,040
Series GMTN
4.900% due 11/17/45 1,020 1,295
Western Midstream Operating, LP
2.325% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 140 138
3.100% due 02/01/25 390 404
4.650% due 07/01/26 240 252
4.500% due 03/01/28 130 134
4.050% due 02/01/30 750 825
5.450% due 04/01/44 370 388
5.250% due 02/01/50 817 919
Williams Cos., Inc. (The)
3.600% due 03/15/22 500 515
7.750% due 06/15/31 300 404
8.750% due 03/15/32 2,135 3,152
5.800% due 11/15/43 430 538
Series A
7.500% due 01/15/31 190 258
WPX Energy, Inc.
5.250% due 10/15/27 140 148
5.875% due 06/15/28 60 65
Wyndham Destinations, Inc.
5.400% due 04/01/24 178 190
6.350% due 10/01/25 17 19
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 200 202
Xerox Corp.
4.800% due 03/01/35 325 328
Yum! Brands, Inc.
3.875% due 11/01/23 676 708
6.875% due 11/15/37 81 104
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 351
772,337
International Debt - 10.3%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 253 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 02/15/29 (Þ) 240 240
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.871% due 11/19/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,487 1,476
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 459
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 530 548
3.875% due 04/16/50 (Þ) 1,370 1,629
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,521
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 208
4.875% due 01/16/24 3,327 3,656
Alibaba Group Holding, Ltd.
Series WI
3.600% due 11/28/24 2,950 3,223
Altice France SA Term Loan B12
3.846% due 01/31/26 (USD 1 Month
LIBOR + 3.688%)(Ê) 447 444
America Movil SAB de CV
3.125% due 07/16/22 3,061 3,177
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 350 384
5.375% due 04/01/25 (Þ) 2,838 3,312
4.750% due 04/10/27 (Þ) 480 569
ArcelorMittal SA
3.600% due 07/16/24 590 634
4.550% due 03/11/26 260 289
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 53
Avon Products, Inc.
8.950% due 03/15/43 72 93
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 3,077
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 3,290
Banco Santander SA
3.500% due 04/11/22 2,374 2,461
1.344% due 04/12/23 (USD 3 Month
LIBOR + 1.120%)(Ê) 200 203
3.848% due 04/12/23 200 215
2.706% due 06/27/24 600 640
2.746% due 05/28/25 1,400 1,497
Bancolombia SA
3.000% due 01/29/25 3,257 3,355
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,706
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 120 137
Bank of Nova Scotia (The)
1.625% due 05/01/23 3,300 3,390
1.300% due 06/11/25 470 480
Barclays PLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 648
4.972% due 05/16/29 (USD 3 Month
LIBOR + 1.902%)(Ê) 340 405
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 1,380 1,622
4.950% due 01/10/47 2,737 3,551
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 244 308
Barrick NA Finance LLC
5.700% due 05/30/41 600 846
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,090 1,211
4.540% due 08/15/47 720 786
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 2,066
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 2,880 3,073
BHP Billiton Finance USA, Ltd.
5.000% due 09/30/43 260 363
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,629
3.375% due 01/09/25 (Þ) 320 349
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 599
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 590 617
4.625% due 03/13/27 (Þ) 450 524
4.400% due 08/14/28 (Þ) 1,490 1,756
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)(Þ) 240 272
BP Capital Markets PLC
2.750% due 05/10/23 128 135
3.119% due 05/04/26 869 944
Brazil Government International Bond
4.625% due 01/13/28 1,360 1,500
5.625% due 01/07/41 1,410 1,559
5.000% due 01/27/45 1,490 1,542
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,361
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 4,163 4,216
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 1,247 1,289
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,357
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,766
Series WI
5.500% due 11/02/47 1,297 1,566
Cenovus Energy, Inc.
6.750% due 11/15/39 706 915
Series WI
5.400% due 06/15/47 281 329
Colombia Government International
Bond
5.625% due 02/26/44 1,220 1,503
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 08/04/25 1,300 1,487
Credit Agricole SA
3.250% due 10/04/24 (Þ) 975 1,058
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 390 403
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 264
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 1,230 1,279
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 510 591
Series WI
4.875% due 05/15/45 2,414 3,244
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 103
Danone SA
2.589% due 11/02/23 (Þ) 4,695 4,931
Danske Bank A/S
3.001% due 09/20/22 (USD 3 Month
LIBOR + 1.249%)(Ê)(Þ) 510 517
3.875% due 09/12/23 (Þ) 230 248
5.375% due 01/12/24 (Þ) 490 552
1.226% due 06/22/24 (Þ) 200 202
Delhaize America, Inc.
9.000% due 04/15/31 809 1,292
Deutsche Bank AG
3.950% due 02/27/23 3,100 3,292
3.700% due 05/30/24 3,071 3,318
4.500% due 04/01/25 629 673
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 728
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 703 737
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 3,209
Diageo Investment Corp.
2.875% due 05/11/22 600 619
DNB Bank ASA
2.150% due 12/02/22 (Þ) 3,189 3,296
DP World PLC
5.625% due 09/25/48 (Þ) 980 1,224
Dryden 50 Senior Loan Fund
1.428% due 07/18/30 (~)(Ê)(Þ) 1,879 1,879
Ecopetrol SA
5.875% due 05/28/45 1,010 1,146
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 580
Electricite de France SA
6.000% due 01/22/14 (Þ) 2,380 3,396
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,247
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,299
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 3,193
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 508
Fairfax Financial Holdings, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.850% due 04/17/28 3,005 3,370
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.147% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 408 406
Froneri International, Ltd. Term Loan
2.397% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 448 445
Garda World Security Corp. 1st Lien
Term Loan B
4.990% due 10/17/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 275 275
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,997
GFL Enviromental, Inc. 2020 Term Loan
Zero coupon due 05/30/25 (USD 3
Month LIBOR + 3.000%)(Ê) 76 76
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 240 248
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,281
2.875% due 06/01/22 1,933 1,995
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,125
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.102% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 1,148 1,146
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,212
HSBC Holdings PLC
4.250% due 08/18/25 670 755
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 580 602
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 239
2.848% due 06/04/31 (SOFR +
2.387%)(Ê) 840 887
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,363
Indonesia Government International
Bond
3.500% due 01/11/28 440 488
4.350% due 01/11/48 490 579
3.700% due 10/30/49 1,640 1,806
Series REGS
3.750% due 04/25/22 1,550 1,607
5.125% due 01/15/45 400 513
Industrial and Commercial Bank of
China Ltd.
2.957% due 11/08/22 962 994
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,548
3.375% due 01/12/23 (Þ) 2,323 2,426
5.017% due 06/26/24 (Þ) 1,840 2,002
5.710% due 01/15/26 (Þ) 400 453
3.875% due 01/12/28 (Þ) 1,171 1,288
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 670 713
4.750% due 09/15/24 (Þ) 652 718
Israel Government International Bond
2.750% due 07/03/30 500 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 346
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 420 464
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,200 1,356
Lloyds Banking Group PLC
3.900% due 03/12/24 900 989
4.500% due 11/04/24 600 671
4.375% due 03/22/28 200 234
4.550% due 08/16/28 210 250
4.344% due 01/09/48 2,984 3,560
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 225 283
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 3,015
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.000% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,864
Magnolia Finance XI DAC
2.224% due 08/13/24 (Š) 1,152 1,123
Series 2019-1OTF Class A
3.660% due 08/09/24 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,117 1,114
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 65
MEG Energy Corp.
5.875% due 02/01/29 (Þ) 60 60
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,691
Methanex Corp.
5.650% due 12/01/44 477 496
Mexico Government International Bond
4.350% due 01/15/47 2,030 2,163
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 310 319
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 703 723
2.250% due 09/19/24 (Þ) 1,696 1,793
National Bank of Canada
2.150% due 10/07/22 (Þ) 1,697 1,746
2.100% due 02/01/23 2,377 2,454
Natwest Group PLC
3.875% due 09/12/23 280 302
5.125% due 05/28/24 1,500 1,686
4.519% due 06/25/24 (USD 3 Month
LIBOR + 1.550%)(Ê) 200 217
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 500 551
7.648% due 12/31/49 (USD 3 Month
LIBOR + 2.500%)(Ê)(ƒ) 400 608
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 3,179 3,257
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 324
7.143% due 02/23/30 (Þ) 320 343
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 510 535
3.522% due 09/17/25 (Þ) 1,040 1,114
4.345% due 09/17/27 (Þ) 940 1,038

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien, Ltd.
5.875% due 12/01/36 2,542 3,450
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 280 300
OCP SA
4.500% due 10/22/25 (Þ) 330 357
Ovintiv, Inc.
6.500% due 08/15/34 298 366
Panama Government International Bond
2.252% due 09/29/32 250 252
4.500% due 04/01/56 360 440
Panther BF Aggregator, LP Term Loan B
3.647% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 1,338 1,336
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 71
Peruvian Government International Bond
2.783% due 01/23/31 310 333
6.550% due 03/14/37 10 15
5.625% due 11/18/50 670 1,019
Petrobras Global Finance BV
6.250% due 03/17/24 130 148
7.375% due 01/17/27 620 776
Series WI
5.299% due 01/27/25 3,945 4,485
Petroleos Mexicanos
3.500% due 01/30/23 200 202
Series WI
4.625% due 09/21/23 250 259
6.875% due 08/04/26 850 912
POSCO
2.375% due 01/17/23 (Þ) 3,577 3,685
Prosus NV
4.850% due 07/06/27 (Þ) 750 858
4.027% due 08/03/50 (Þ) 210 210
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 450 167
7.875% due 06/15/27 (~)(Ê)(Þ) 400 148
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 450 528
4.817% due 03/14/49 (Þ) 1,000 1,341
4.400% due 04/16/50 (Þ) 410 525
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,271
RESIMAC Premier
1.274% due 02/07/52 (Þ) 3,263 3,272
Reynolds American, Inc.
5.850% due 08/15/45 310 392
Royal Bank of Canada
1.150% due 06/10/25 450 457
Series GMTN
1.600% due 04/17/23 780 801
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,172
Sands China, Ltd.
Series WI
4.600% due 08/08/23 1,292 1,368
5.125% due 08/08/25 3,676 4,108
3.800% due 01/08/26 410 434
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,548
Santander UK PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 11/07/23 (Þ) 988 1,087
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,275
Schneider Electric SE
2.950% due 09/27/22 (Þ) 3,266 3,401
SFR Group SA
7.375% due 05/01/26 (Þ) 230 241
Shell International Finance BV
2.750% due 04/06/30 460 497
4.375% due 05/11/45 550 687
4.000% due 05/10/46 430 511
3.250% due 04/06/50 270 290
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,077
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 1,245 1,288
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 583
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,680
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 365 447
Societe Generale SA
5.000% due 01/17/24 (Þ) 2,968 3,282
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,097
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 334
Stars Group Holdings BV Term Loan B
3.754% due 07/10/25 (USD 3 Month
LIBOR + 3.500%)(Ê) 17 17
State of Israel Government International
Bond
3.375% due 01/15/50 290 316
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 90 94
Suncor Energy, Inc.
5.350% due 07/15/33 2,824 3,452
Suzano Austria GmbH
3.750% due 01/15/31 990 1,051
Swedbank AB
1.300% due 06/02/23 (Þ) 570 581
Teck Resources, Ltd.
6.000% due 08/15/40 20 25
Telecom Italia Capital SA
6.375% due 11/15/33 209 258
6.000% due 09/30/34 394 472
7.200% due 07/18/36 531 701
7.721% due 06/04/38 128 180
Telefonica Emisiones SA
5.213% due 03/08/47 500 632
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,096
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 150
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 1,130 1,120
3.150% due 10/01/26 360 344
Series WI
6.000% due 04/15/24 220 232

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 01/31/25 620 682
Toronto-Dominion Bank (The)
0.750% due 06/12/23 880 889
1.150% due 06/12/25 450 457
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,232
Total Capital International SA
3.750% due 04/10/24 2,826 3,119
Toyota Industries Corp.
3.110% due 03/12/22 (Þ) 275 282
TransAlta Corp.
4.500% due 11/15/22 564 587
6.500% due 03/15/40 174 198
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 2,818 3,387
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 500 529
5.500% due 09/15/79 (USD 3 Month
LIBOR + 4.154%)(Ê) 3,154 3,461
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 1,200 1,355
6.390% due 01/15/50 (Þ) 1,794 2,101
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 320 319
UBS Group AG
3.491% due 05/23/23 (Þ) 4,111 4,272
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,510 2,754
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 231 274
Valaris PLC
4.875% due 06/01/22 333 30
Vale Overseas, Ltd.
6.875% due 11/21/36 1,244 1,783
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 376
Vodafone Group PLC
4.375% due 05/30/28 620 738
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 466 580
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 320 329
Ziggo Secured Finance BV Term Loan I
2.659% due 04/30/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 19 19
335,528
Loan Agreements - 1.2%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.750% due 09/24/25 (USD 3 Month
LIBOR + 4.750%)(Ê) 590 590
Alterra Mountain Co. Term Loan B1
2.897% due 07/31/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 588 583
Api Group DE, Inc. Term Loan B
2.647% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,366 1,368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aramark Services, Inc. 1st Lien Term
Loan B3
1.895% due 03/11/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 333 329
Asplundh Tree Expert LLC Term Loan B
2.647% due 09/07/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 50 50
Asurion LLC  2020 Term Loan B8
Zero coupon due 12/18/26 (USD 1
Month LIBOR + 3.250%)(Ê) 536 533
Asurion LLC 1st Lien Term Loan B7
3.147% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 758 755
Asurion LLC Term Loan
0.000% due 07/31/27 (~)(Ê)(Þ)
(v)
280 277
Atlantic Aviation FBO, Inc. Term Loan B
3.900% due 12/06/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 118 117
Boeing Co. (The) Delayed Draw Term
Loan
0.000% due 02/07/22 (USD 3 Month
LIBOR + 1.250%)(Ê)
(v)
1,010 1,005
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 205 204
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.897% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 626 615
Caesars Resort Collection LLC Term
Loan
4.647% due 07/21/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 599 598
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,438 1,438
Citadel Securities, LP Term Loan
0.000% due 02/29/28 (~)(Ê)(Þ)
(v)
1,185 1,179
Citadel Securities, LP Term Loan B
2.897% due 02/27/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,185 1,178
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (USD 1 Month
LIBOR + 2.250%)(Ê) 345 340
Deerfield Dakota Holding, LLC Term
Loan B
4.750% due 04/09/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 259 260
Dell International LLC Term Loan B
2.750% due 09/19/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 562 562
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (USD 1 Month
LIBOR + 4.750%)(Ê) 846 859
Edelman Financial Center LLC 1st Lien
Term Loan
3.147% due 07/19/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 314 311
Elanco Animal Health, Inc. Term Loan B
1.905% due 02/04/27 (USD 3 Month
LIBOR + 1.750%)(Ê) 812 810

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 61 59
Eyecare Partners LLC Term Loan
3.897% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 258 253
Focus Financial Partners LLC Term Loan
2.147% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 621 619
Genesee & Wyoming, Inc. New Term
Loan
2.254% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 365 365
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (USD 2 Month
LIBOR + 2.500%)(Ê) 552 540
HCA, Inc. Term Loan B12
1.897% due 03/13/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 195 195
Hilton Worldwide Finance LLC Term
Loan B
1.898% due 06/21/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,378 1,367
iHeartCommunications, Inc. Term Loan
3.147% due 05/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 500 494
INEOS Styrolution US Holding LLC
2021 Term Loan B
0.000% due 01/21/26 (~)(Ê)
(v)
170 170
Jane Street Group LLC 2021 Term Loan
0.000% due 01/31/28 (~)(Ê)
(v)
1,361 1,354
Level 3 Financing, Inc. Term Loan B
1.897% due 03/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 649 645
Michaels Stores, Inc. Term Loan B
4.250% due 10/01/27 (USD 1 Month
LIBOR + 3.500%)(Ê) 375 374
MultiPlan, Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 730 729
Nexstar Broadcasting, Inc. Term Loan B4
2.905% due 09/19/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 1,368 1,368
Option Care Health, Inc. Term Loan B
4.397% due 08/06/26 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,366 1,369
Party City Holdings, Inc. Term Loan B
3.250% due 08/19/22 (USD 3 Month
LIBOR + 2.500%)(Ê) 152 147
PCI Gaming Authority Term Loan
2.647% due 05/31/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 272 271
Phoenix Guarantor, Inc. Term Loan B
3.402% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 484 482
PPD, Inc. Initial Term Loan
0.000% due 01/13/28 (USD 1 Month
LIBOR + 2.250%)(Ê)
(v)
870 873
Prime Security Services Borrower LLC
Term Loan B1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 09/23/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 956 955
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.897% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,161 1,159
Reynolds American, Inc. Term Loan
1.897% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 478 478
Reynolds Group Holdings, Inc. Term
Loan
2.897% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 40 40
Seattle SpinCo, Inc. 1st Lien Term Loan
B3
2.897% due 06/21/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 97 96
Sotera Health Holdings LLC 2021 Term
Loan
0.000% due 12/11/26 (~)(Ê)
(v)
1,220 1,216
Station Casinos LLC Term Loan B
2.500% due 02/08/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 129 127
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 3 Month
LIBOR + 3.750%)(Ê) 344 337
Trans Union LLC Term Loan B5
1.897% due 11/13/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 391 390
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (USD 6 Month
LIBOR + 3.250%)(Ê) 876 874
US Foods, Inc. Term Loan B
2.147% due 09/13/26 (USD 1 Month
LIBOR + 2.000%)(Ê) 118 116
VFH Parent LLC Term Loan B
3.153% due 03/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,152 1,149
VICI Properties, Inc. Replacement Term
Loan B
1.894% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 460 456
Virgin Media Bristol LLC Term Loan N
2.659% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,311 1,303
VVC Holdings Corp. Term Loan B
4.648% due 02/11/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 1,359 1,363
Western Digital Corp. 1st Lien Term
Loan B4
1.897% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 234 234
Wynn Resorts Finance LLC Term Loan A
1.900% due 09/20/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 1,378 1,330
37,258
Mortgage-Backed Securities - 23.6%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,084
Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 162 145

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,694 1,152
Series 2006-OC10 Class 2A1
0.242% due 11/25/36 (USD 1 Month
LIBOR + 0.090%)(Ê) — —
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 1,349 1,402
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 313 312
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 4,361 4,001
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 559 545
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 213 220
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,167 2,172
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,000 4,043
BX Commercial Mortgage Trust
Series 2018-IND Class G
2.235% due 11/15/35 (USD 1 Month
LIBOR + 2.050%)(Ê)(Þ) 623 625
Series 2019-XL Class F
2.185% due 10/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 2,630 2,634
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,399
Series 2019-LIFE Class G
3.435% due 12/15/37 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 7,883 7,619
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 562 573
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,135 1,484
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,043
Series 2019-SST2 Class F
2.685% due 12/15/36 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 1,870 1,869
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.380% due 10/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.400%)(Ê) 16 17
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê)(Þ) 738 709
Series 2015-2 Class 5A1
2.268% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 477 482
Commercial Mortgage Trust
Series 2013-300P Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.353% due 08/10/30 (Þ) 950 1,023
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,392
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 1,008
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,225
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,077
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 972
Series 2019-521F Class D
3.471% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 4,040 3,837
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 7,130 7,103
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,250
Credit Suisse Mortgage Trust
4.764% due 12/15/22 2,810 2,773
Series 2017-CHOP Class G
7.534% due 07/15/32 (USD 1 Month
LIBOR + 5.350%)(Ê)(Þ) 1,500 1,065
Series 2018-TOP Class B
1.485% due 08/15/35 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 662 660
Series 2019-AFC1 Class A1
2.573% due 07/25/49 (~)(Ê)(Þ) 1,367 1,404
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,781
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 291
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,721
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.513% due 08/10/44 (~)(Ê)(Þ) 320 321
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 1,630 1,785
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,371 2,398
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,626
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,163
Fannie Mae
3.000% due 2027 282 301
3.500% due 2028 512 553

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.160% due 2029 117 133
2.260% due 2030 690 739
3.500% due 2030 446 480
2.600% due 2031 1,680 1,836
5.000% due 2031 1,325 1,481
1.950% due 2032 100 104
2.500% due 2032 3,629 3,868
2.500% due 2033 11,204 11,862
3.000% due 2033 2,303 2,454
3.500% due 2033 1,711 1,860
5.500% due 2034 342 398
1.500% due 2035 197 203
2.500% due 2035 22,616 24,173
4.500% due 2035 1,698 1,940
5.500% due 2035 221 259
6.000% due 2035 225 266
4.000% due 2036 27 30
5.500% due 2036 429 501
4.000% due 2037 23 25
5.500% due 2037 129 151
2.500% due 2038 763 804
5.500% due 2038 27 31
4.500% due 2039 206 231
6.000% due 2039 395 476
4.500% due 2040 71 80
5.500% due 2040 2,433 2,849
4.000% due 2041 364 402
4.500% due 2041 250 281
5.000% due 2041 1,441 1,670
6.000% due 2041 649 784
3.500% due 2042 52 57
3.500% due 2043 2,329 2,559
3.500% due 2045 3,797 4,136
4.000% due 2045 2,573 2,809
3.000% due 2046 1,443 1,559
3.500% due 2046 1,911 2,063
4.500% due 2046 1,861 2,106
5.000% due 2046 1,099 1,265
3.000% due 2047 10,835 11,582
3.500% due 2047 2,539 2,754
4.000% due 2047 6,125 6,619
3.500% due 2048 1,282 1,373
4.000% due 2048 1,023 1,102
4.500% due 2048 7,505 8,259
5.000% due 2048 5,968 6,609
3.000% due 2049 27,386 29,685
3.500% due 2049 3,998 4,328
4.000% due 2049 4,806 5,267
4.500% due 2049 386 423
5.000% due 2049 322 355
2.000% due 2050 7,121 7,409
2.500% due 2050 39,024 41,284
3.000% due 2050 22,483 24,362
3.500% due 2050 8,857 9,528
4.000% due 2050 166 183
4.500% due 2050 135 148
2.000% due 2051 20,000 20,654
2.500% due 2051 2,095 2,215
4.000% due 2056 3,193 3,613
4.500% due 2056 1,141 1,308
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2056 1,016 1,202
3.500% due 2057 3,387 3,764
4.000% due 2057 250 280
4.500% due 2057 927 1,063
15 Year TBA(Ï)
1.500% 5,500 5,640
30 Year TBA(Ï)
2.000% 11,800 12,171
2.500% 4,400 4,631
3.000% 4,300 4,523
4.000% 300 322
Series 1997-281
Interest Only STRIP
9.000% due 11/25/26 5 1
Series 2000-306
Interest Only STRIP
8.000% due 05/25/30 7 1
Series 2001-317
Interest Only STRIP
8.000% due 12/25/31 10 2
Series 2002-320
Interest Only STRIP
7.000% due 04/25/32 3 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 157 25
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 460 90
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 69 14
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 2,360 2,456
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (USD 1 Month
LIBOR + 3.550%)(Ê) 4,241 4,377
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 3,173 3,192
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,446 1,455
Series 2019-R07 Class 1B1
3.568% due 10/25/39 (USD 1 Month
LIBOR + 3.400%)(Ê)(Þ) 2,800 2,777
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 8 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 27 5
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 27 6
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 124 26

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 21 4
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 27 5
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 13 2
Series 2005-117 Class LC
5.500% due 11/25/35 397 417
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 16 16
Series 2007-73 Class A1
1.883% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 140 138
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 4,066 951
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 4,232 953
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 16 3
Series 2013-54 Class BS
Interest Only STRIP
5.982% due 06/25/43 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 183 41
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 383 78
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,010 478
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 647 131
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,728 337
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,158 246
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 368 68
Series 2020-47 Class GZ
2.000% due 07/25/50 405 406
Series 2020-56 Class DI
Interest Only STRIP
2.500% due 08/25/50 486 76
Series 2020-97 Class EI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 01/25/51 4,706 589
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 5,872 646
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 334 376
Series 2017-M8 Class A2
3.061% due 05/25/27 (~)(Ê) 200 223
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 589 652
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 117
Series 2019-M4 Class A2
3.610% due 02/25/31 390 457
Series 2019-M19 Class A2
2.560% due 09/25/29 1,019 1,102
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 1,000 1,060
Series 2019-M27 Class A2
2.700% due 11/25/40 200 221
Series 2019-M28 Class AV
2.232% due 02/25/27 435 462
Series 2020-M6 Class A
2.500% due 10/25/37 96 100
Flagstar Mortgage Trust
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 31 32
Freddie Mac
3.500% due 2030 528 571
3.000% due 2031 1,026 1,087
2.000% due 2032 85 89
3.000% due 2032 139 147
3.500% due 2033 416 453
5.000% due 2035 18 21
4.000% due 2036 57 62
3.500% due 2038 524 571
6.000% due 2038 818 972
4.500% due 2039 3,227 3,707
5.500% due 2039 365 422
5.500% due 2040 593 695
4.000% due 2041 3,741 4,175
5.500% due 2041 868 1,020
4.000% due 2044 2,077 2,297
3.500% due 2045 8,471 9,312
4.500% due 2045 86 97
3.000% due 2046 12,335 13,393
3.500% due 2046 190 207
4.000% due 2046 1,690 1,837
4.500% due 2046 297 327
3.000% due 2047 3,580 3,879
3.500% due 2047 145 157
4.500% due 2047 90 100
3.000% due 2048 419 454
4.000% due 2048 2,677 2,926
4.500% due 2048 4,319 4,716
5.000% due 2048 444 491
3.000% due 2049 1,953 2,098
4.500% due 2049 1,853 2,048
1.500% due 2050 5,927 5,955
2.500% due 2050 18,277 19,464

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2050 19,133 20,646
3.500% due 2050 241 263
4.000% due 2050 195 210
2.000% due 2051 32,473 33,627
Freddie Mac Multifamily Structured
Pass-Through Certificates
3.650% due 02/25/28 2,061 2,420
4.050% due 09/25/28 3,349 4,047
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 12,451 573
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 999 67
Series 2019-K095 Class X1
Interest Only STRIP
0.949% due 06/25/29 (~)(Ê) 998 72
Series 2019-K101 Class X1
Interest Only STRIP
0.837% due 10/25/29 (~)(Ê) 2,395 157
Series 2019-K735 Class X1
Interest Only STRIP
0.965% due 05/25/26 (~)(Ê) 1,232 56
Series 2019-KC05 Class X1
Interest Only STRIP
1.204% due 06/25/27 (~)(Ê) 1,577 87
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 5,000 483
Series 2021-K123 Class A2
1.621% due 12/01/30 15,078 15,506
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 193 30
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 7 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 16 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 4 1
Series 2003-2624 Class QH
5.000% due 06/15/33 215 248
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 32 6
Series 2006-R007 Class ZA
6.000% due 05/15/36 800 950
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (-1 x USD 1
Month LIBOR + 6.490%)(Ê) 65 15
Series 2012-4045 Class HD
4.500% due 07/15/41 646 690
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 4,325 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5010 Class IK
Interest Only STRIP
2.500% due 09/25/50 291 34
Series 2020-5010 Class JI
Interest Only STRIP
2.500% due 09/25/50 783 121
Series 2020-5013 Class IN
Interest Only STRIP
2.500% due 09/25/50 297 47
Series 2020-5018 Class MI
Interest Only STRIP
2.000% due 10/25/50 495 66
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 5,218 617
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 10,394 1,456
Series 2020-5052
Interest Only STRIP
3.500% due 12/25/50 4,651 542
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 6,064 836
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 4,802 756
Freddie Mac Strips
Series 1998-191
Interest Only STRIP
8.000% due 01/01/28 6 1
Series 1998-194
Interest Only STRIP
6.500% due 04/01/28 11 2
Series 2001-212
Interest Only STRIP
6.000% due 05/15/31 12 2
Series 2001-215
Interest Only STRIP
8.000% due 06/15/31 16 3
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 716 161
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (USD 1 Month
LIBOR + 6.000%)(Ê) 352 82
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (USD 1 Month
LIBOR + 4.700%)(Ê) 6,581 6,854
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (USD 1 Month
LIBOR + 3.800%)(Ê) 4,813 4,999
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (USD 1 Month
LIBOR + 4.950%)(Ê) 830 890
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (USD 1 Month
LIBOR + 3.450%)(Ê) 9,218 9,515
Series 2020-DNA2 Class M2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 2,900 2,893
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 6,330 6,413
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,071 2,076
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.835% due 07/25/46 (~)(Ê) 131 130
Ginnie Mae I
4.500% due 2039 5,193 5,943
5.000% due 2039 1,827 2,106
4.500% due 2040 460 517
4.500% due 2041 901 1,010
3.000% due 2042 474 503
4.500% due 2042 151 169
3.000% due 2043 594 629
3.500% due 2048 474 512
Ginnie Mae II
3.500% due 2044 153 166
3.000% due 2045 328 350
3.500% due 2045 65 69
3.000% due 2046 1,758 1,878
3.500% due 2046 1,369 1,468
3.000% due 2047 44 48
3.500% due 2047 1,368 1,479
4.000% due 2047 4,486 4,854
4.500% due 2047 290 318
4.500% due 2048 2,432 2,647
5.000% due 2048 60 65
3.000% due 2049 719 754
4.000% due 2049 274 298
4.500% due 2049 524 570
5.000% due 2049 845 923
2.500% due 2050 399 423
3.000% due 2050 1,305 1,371
3.500% due 2050 179 191
4.000% due 2050 281 309
30 Year TBA(Ï)
2.000% 6,400 6,644
2.500% 3,000 3,151
3.000% 1,000 1,048
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 22 4
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 8,553 180
Series 2012-H27 Class AI
Interest Only STRIP
1.725% due 10/20/62 (~)(Ê) 858 43
Series 2013-50 Class IO
Interest Only STRIP
0.189% due 10/16/48 (~)(Ê) 14,554 142
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 100 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 431 456
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 141 149
Series 2014-190 Class PL
3.500% due 12/20/44 2,781 3,044
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,415 311
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 579 110
Series 2016-135 Class SB
Interest Only STRIP
5.395% due 10/16/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 248 65
Series 2017-111 Class IO
Interest Only STRIP
0.739% due 02/16/59 (~)(Ê) 1,769 92
Series 2017-H15 Class KI
Interest Only STRIP
2.347% due 07/20/67 (~)(Ê) 507 53
Series 2017-H18 Class BI
Interest Only STRIP
1.755% due 09/20/67 (~)(Ê) 6,477 460
Series 2017-H20 Class IB
Interest Only STRIP
2.222% due 10/20/67 (~)(Ê) 259 25
Series 2018-H06 Class PF
0.603% due 02/20/68 (USD 1 Month
LIBOR + 0.300%)(Ê) 740 738
Series 2018-H07 Class FD
0.603% due 05/20/68 (USD 1 Month
LIBOR + 0.300%)(Ê) 1,332 1,329
Series 2019-123 Class A
3.000% due 10/20/49 279 288
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 765 112
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 287 47
Series 2020-123 Class IL
Interest Only STRIP
2.500% due 08/20/50 198 28
Series 2020-123 Class NI
Interest Only STRIP
2.500% due 08/20/50 693 102
Series 2020-127 Class IN
Interest Only STRIP
2.500% due 08/20/50 297 41
Series 2020-129 Class IE
Interest Only STRIP
2.500% due 09/20/50 296 42
Series 2020-160 Class YI
Interest Only STRIP
2.500% due 10/20/50 895 131
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 6,160 718
Series 2020-167 Class IA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 11/20/50 6,207 723
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 6,827 798
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 20,903 2,544
Series 2020-H09 Class FL
1.340% due 05/20/70 (USD 1 Month
LIBOR + 1.150%)(Ê) 898 940
Series 2020-H09 Class NF
1.440% due 04/20/70 (USD 1 Month
LIBOR + 1.250%)(Ê) 361 372
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 5,872 734
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 2,790 2,418
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,764
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,868
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,501
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 6,615
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,530 5,509
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,760 3,723
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 578 557
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
1.039% due 10/15/50 (~)(Ê) 11,343 505
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 166 167
Series 2018-PHH Class F
3.195% due 06/15/35 (USD 1 Month
LIBOR + 3.010%)(Ê)(Þ) 2,910 886
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 66 68
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,488 1,508
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 646 662
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 933 962
JPMorgan Wealth Management
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 3,889 3,984
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 115 114
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 267 145
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 264 144
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,358 1,068
Series 2019-BPR Class A
1.585% due 05/15/36 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 1,220 1,176
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 8,380 8,352
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,239
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,244
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 205
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,413
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.684% due 10/26/36 (USD 1 Month
LIBOR + 0.150%)(Ê)(Þ) 1,491 1,487
Series 2015-4R Class 1A14
2.309% due 03/26/47 (USD 1 Month
LIBOR + 0.190%)(Ê)(Þ) 4,388 3,884
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,618 3,800
Series 2015-11R Class 3A2
2.747% due 05/26/36 (~)(Ê)(Þ) 1,272 1,290
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 3,850 3,862
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
2.870% due 10/27/22 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,333 1,334
Preston Ridge Partners Mortgage LLC
Series 2020-5 Class A1
3.104% due 11/25/25 (~)(Ê)(Þ) 1,445 1,461
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 2,411 2,420
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,410
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 1,055 1,120

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Residential Mortgage Loan Trust
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,056 2,083
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,056 2,064
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 1,509 1,545
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 528
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,250 1,261
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 248 255
Series 2004-AR8 Class A1
2.526% due 05/19/35 (USD 1 Month
LIBOR + 0.680%)(Ê) 701 704
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 705 704
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 271 284
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,587 1,537
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 2,821 2,588
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 1,348 1,313
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 8,788 537
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class B
3.841% due 06/15/46 (~)(Ê) 890 932
Series 2014-C19 Class A3
3.660% due 03/15/47 1,269 1,286
Series 2014-C21 Class B
4.213% due 08/15/47 (~)(Ê) 890 955
767,159
Non-US Bonds - 4.4%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 2,200 441
10.000% due 01/01/25 BRL 18,485 3,831
10.000% due 01/01/27 BRL 1,852 390
Canadian Government International
Bond
1.500% due 06/01/23 CAD 5,515 4,445
2.250% due 06/01/25 CAD 4,024 3,397
4.203% due 06/01/27 CAD 3,004 2,417
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 30,564,400 10,460
6.000% due 04/28/28 COP 9,397,400 2,807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurosail-UK PLC
0.741% due 09/13/45 GBP 2,999 4,041
Indonesia Government International
Bond
Series FR83
7.500% due 04/15/40 IDR 22,319,000 1,699
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 12,156,000 979
Series FR59
7.000% due 05/15/27 IDR 34,912,000 2,634
Series FR68
8.375% due 03/15/34 IDR 30,315,000 2,447
Series FR77
8.125% due 05/15/24 IDR 6,631,000 515
Series FR78
8.250% due 05/15/29 IDR 62,502,000 5,011
Series FR80
7.500% due 06/15/35 IDR 35,044,000 2,661
Japan 20 Year Government International
Bond
Series 170
0.300% due 09/20/39 JPY 72,200 673
Korea Treasury Bond
Series 2509
1.125% due 09/10/25 KRW 538,810 477
Series 3012
1.500% due 12/10/30 KRW 4,126,100 3,592
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 5,257
Series 0116
3.800% due 08/17/23 MYR 12,154 3,147
Series 0218
3.757% due 04/20/23 MYR 1,340 345
Series 0219
3.885% due 08/15/29 MYR 2,351 635
Series 0307
3.502% due 05/31/27 MYR 4,559 1,202
Series 0313
3.480% due 03/15/23 MYR 2,548 651
Series 0319
3.478% due 06/14/24 MYR 4,806 1,246
Series 0411
4.232% due 06/30/31 MYR 4,280 1,186
Mexican Bonos
Series M 30
10.000% due 11/20/36 MXN 75,784 5,108
Series M
7.750% due 11/13/42 MXN 213,950 11,857
8.000% due 11/07/47 MXN 177,490 10,083
Peruvian Government International Bond
5.700% due 08/12/24 PEN 12,420 3,974
6.900% due 08/12/37 PEN 7,173 2,395
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 133,010 1,968
Series 6212
7.050% due 01/19/28 RUB 76,616 1,075
Series 6219
7.750% due 09/16/26 RUB 146,670 2,122
Series 6224
6.900% due 05/23/29 RUB 189,774 2,633

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 6225
7.250% due 05/10/34 RUB 4,270 60
Series 6228
7.650% due 04/10/30 RUB 139,580 2,032
Series 6230
7.700% due 03/16/39 RUB 175,220 2,561
Singapore Government International
Bond
3.125% due 09/01/22 SGD 1,570 1,234
2.750% due 07/01/23 SGD 1,784 1,421
3.000% due 09/01/24 SGD 3,243 2,666
2.125% due 06/01/26 SGD 5,326 4,329
3.500% due 03/01/27 SGD 6,493 5,698
2.875% due 07/01/29 SGD 2,648 2,307
2.875% due 09/01/30 SGD 4,703 4,144
Spain Government International Bond
1.600% due 04/30/25 (Þ) EUR 1 1
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 5,740 7,658
141,912
United States Government Treasuries - 11.1%
United States Treasury Inflation Indexed
Bonds
0.375% due 07/15/23 17,774 18,934
0.375% due 07/15/25 11,701 12,957
3.375% due 04/15/32 10,607 16,171
2.125% due 02/15/40 5,593 8,599
2.125% due 02/15/41 891 1,387
1.375% due 02/15/44 3,138 4,475
0.750% due 02/15/45 33 42
0.875% due 02/15/47 7,579 10,048
United States Treasury Notes
0.125% due 05/31/22 9,515 9,518
1.875% due 05/31/22 1,685 1,725
1.625% due 08/15/22 7,440 7,615
1.625% due 12/15/22 6,850 7,043
1.750% due 05/15/23 10,730 11,124
1.375% due 06/30/23 1,225 1,261
1.250% due 07/31/23 5,285 5,430
0.250% due 11/15/23 120 120
2.750% due 02/15/24 20,515 22,112
1.250% due 08/31/24 1,105 1,144
2.000% due 02/15/25 3,265 3,487
0.375% due 04/30/25 260 260
0.250% due 05/31/25 30 30
0.250% due 06/30/25 60 60
2.000% due 08/15/25 4,358 4,680
0.250% due 09/30/25 170 169
3.000% due 10/31/25 1,780 1,998
2.250% due 11/15/25 6,480 7,048
0.375% due 11/30/25 20 20
0.250% due 01/31/26 580 576
1.625% due 02/15/26 8,512 9,014
2.250% due 03/31/26 2,715 2,963
1.625% due 05/15/26 7,640 8,095
1.500% due 08/15/26 19,279 20,301
2.375% due 05/15/27 5,385 5,963
0.500% due 05/31/27 10,760 10,656
0.500% due 10/31/27 2,920 2,876
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 11/30/27 7,020 6,965
0.625% due 12/31/27 7,830 7,763
0.750% due 01/31/28 12,370 12,356
0.625% due 08/15/30 5,740 5,514
0.875% due 11/15/30 7,190 7,055
1.125% due 05/15/40 9,605 8,789
1.125% due 08/15/40 5,270 4,806
1.375% due 11/15/40 1,240 1,181
2.750% due 11/15/42 3,020 3,609
2.875% due 05/15/43 1,860 2,268
2.875% due 08/15/45 1,675 2,050
3.000% due 05/15/47 1,485 1,868
2.750% due 11/15/47 4,395 5,295
3.000% due 02/15/48 3,615 4,557
2.050% due 05/15/49 500 294
2.000% due 02/15/50 7,780 8,091
1.250% due 05/15/50 42,275 36,588
1.375% due 08/15/50 23,190 20,722
1.625% due 11/15/50 2,330 2,215
359,887
Total Long-Term Investments
(cost $2,585,001) 2,692,332
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 17.0%
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 1,490 1,503
Anthem, Inc.
3.700% due 08/15/21 250 252
Argentina Treasury Bond
Series CER
5.901% due 08/05/21 ARS 14,635 134
Argentine Republic Government
International Bond
0.500% due 07/09/21 (~)(Ê) 2,195 841
1.125% due 07/09/21 (~)(Ê) 473 162
2.500% due 07/09/21 (~)(Ê) 1,530 555
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 400 407
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 80 81
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 350 354
Canadian Government International
Bond
0.750% due 09/01/21 CAD 2,779 2,182
CenturyLink, Inc.
Series S
6.450% due 06/15/21 163 166
CVS Health Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 03/09/21 149 149
Danske Bank A/S
5.000% due 01/12/22 (Þ) 1,650 1,718
Delta Air Lines, Inc.
3.400% due 04/19/21 650 653
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 728 738
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,375
General Motors Financial Co., Inc.
4.375% due 09/25/21 150 154
4.200% due 11/06/21 300 308
Genworth Holdings, Inc.
7.200% due 02/15/21 683 684
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 590 604
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,904
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 12,820 15,856
Navient Corp.
7.250% due 01/25/22 209 216
Netflix, Inc.
5.375% due 02/01/21 (ç) 320 320
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 607
Poland Government International Bond
5.125% due 04/21/21 1,830 1,849
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 700 705
Shell International Finance BV
1.750% due 09/12/21 1,964 1,982
Singapore Government International
Bond
1.250% due 10/01/21 SGD 5,681 4,302
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 38 38
Statoil ASA
3.150% due 01/23/22 2,045 2,103
Sumitomo Mitsui Banking Corp.
Series 5FXD
2.058% due 07/14/21 450 454
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 424
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 593
Teva Pharmaceutical Finance Co. BV
Series 2
3.650% due 11/10/21 90 91
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 220 223
Teva Pharmaceutical Finance
Netherlands III BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.200% due 07/21/21 850 849
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 485
U.S. Cash Management Fund(@) 305,177,533(∞) 305,117
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,450 1,525
United States Treasury Bills
0.029% due 02/04/21 (ž)(ç) 700 700
0.044% due 02/25/21 (ž) 25,369 25,368
0.055% due 03/25/21 (ž) 21,612 21,610
0.055% due 04/22/21 (ž) 28,451 28,448
0.074% due 05/20/21 (ž) 22,050 22,045
0.070% due 06/17/21 (ž) 600 600
0.073% due 06/24/21 (ž) 21,800 21,794
Series WI
0.080% due 05/18/21 (ž) 9,940 9,937
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 2,150 2,194
United States Treasury Notes
1.125% due 08/31/21 22,955 23,091
1.500% due 11/30/21 18,785 19,006
1.375% due 01/31/22 20,840 21,109
US Bank NA
Series BKNT
3.150% due 04/26/21 390 392
Wyndham Destinations, Inc.
5.625% due 03/01/21 417 418
Yum! Brands, Inc.
3.750% due 11/01/21 68 68
Total Short-Term Investments
(cost $550,544) 551,659
Total Investments - 100.0%
(identified cost $3,135,784) 3,243,991
Other Assets and Liabilities,
Net - 0.0%
990
Net Assets - 100.0%
3,244,981

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
21.1%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 253,000 99.40 252
257
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 10/20/20 240,000 100.00 240
240
225 Liberty Street Trust 02/17/16 975,000 102.30 997
1,084
ABN AMRO Bank NV 06/16/16 400,000 102.07 408
459
Abu Dhabi Government International Bond 10/03/17 530,000 99.88 529
548
Abu Dhabi Government International Bond 04/08/20 1,370,000 96.19 1,318
1,629
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,324,234 93.90 3,122
3,299
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.56 3,184
3,521
Air Liquide Finance SA 03/04/20 1,490,000 100.41 1,496
1,503
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.22 2,977
3,263
Ambac LSNI LLC 05/04/16 13,408,056 100.14 13,426
13,458
Anglo American Capital PLC 05/19/17 480,000 100.91 484
569
Anglo American Capital PLC 09/06/17 350,000 100.08 350
384
Anglo American Capital PLC 05/13/20 2,838,000 106.92 3,035
3,312
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,526,175 100.00 1,526
1,534
Asurion LLC Term Loan 01/29/21 280,000 99.00 277
277
AT&T, Inc. 08/10/15 669,000 95.93 642
645
AT&T, Inc. 06/13/16 150,000 95.69 143
144
AT&T, Inc. 05/31/19 3,244,000 101.95 3,307
3,234
Aviation Capital Group LLC 08/05/20 400,000 99.16 397
407
Aviation Capital Group LLC 09/03/20 3,658,000 90.03 3,293
3,870
Avis Budget Rental Car Funding (AESOP) LLC 05/06/19 1,420,000 100.59 1,428
1,537
Avis Budget Rental Car Funding (AESOP) LLC 08/05/20 2,450,000 99.96 2,449
2,560
Banco de Bogota SA 09/22/17 2,846,000 103.68 2,951
3,077
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.12 3,037
3,290
Bangkok Bank PCL 09/30/19 2,475,000 104.62 2,589
2,706
Bayer US Finance II LLC 06/11/20 2,779,000 111.90 3,110
3,173
Bayer US Finance LLC 09/05/18 1,891,000 101.04 1,911
2,066
BCAP LLC Trust 07/21/16 4,361,122 76.72 3,346
4,001
BCAP LLC Trust 03/20/17 3,061,272 86.60 2,651
2,691
Bellemeade Re, Ltd. 08/26/20 2,166,831 100.51 2,178
2,172
Bellemeade Re, Ltd. 08/28/20 4,000,000 100.00 4,000
4,043
Bellemeade Re, Ltd. 12/17/20 3,000,000 100.09 3,003
3,012
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 103.49 2,980
3,073
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 5,185,000 99.12 5,140
5,207
Bluemountain CLO, Ltd. 01/18/18 2,333,318 100.62 2,348
2,334
BMW US Capital LLC 03/20/18 80,000 99.18 79
81
BNP Paribas SA 03/08/17 450,000 99.46 448
524
BNP Paribas SA 06/01/18 240,000 95.71 230
272
BNP Paribas SA 08/07/18 1,490,000 99.57 1,483
1,756
BNP Paribas SA 01/03/19 540,000 99.98 540
599
BNP Paribas SA 01/08/19 320,000 96.43 309
349
BNP Paribas SA 06/02/20 590,000 100.00 590
617
BNP Paribas SA 01/05/21 3,335,000 109.00 3,635
3,629
BX Commercial Mortgage Trust 03/05/19 623,000 100.45 626
625
BX Commercial Mortgage Trust 10/24/19 2,629,555 100.09 2,632
2,634
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,399
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,619
Cameron LNG LLC 12/05/19 150,000 100.00 150
163
Cameron LNG LLC 12/05/19 730,000 101.70 742
804
Cargill, Inc. 04/20/20 450,000 100.08 450
461
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 127.18 3,293
3,285
Carnival Corp. 08/13/20 836,000 109.58 916
949
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 1,110,000 100.55 1,116
1,154
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.88 51
53
Cedar Funding VI CLO, Ltd. 10/02/18 5,920,000 100.00 5,920
5,916
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.73 1,511
1,766
Cheniere Energy, Inc. 09/15/20 230,000 100.00 230
241
CIFC Funding, Ltd. 10/01/20 5,084,000 99.62 5,065
5,085
Citadel Securities, LP Term Loan 01/27/21 1,185,015 99.87 1,184
1,179
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.14 1,011
1,043
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,869
Citigroup Mortgage Loan Trust, Inc. 08/03/15 738,183 90.61 669
709
Citigroup Mortgage Loan Trust, Inc. 02/01/17 477,093 97.87 467
482
CLI Funding VI LLC 09/29/20 1,385,640 100.00 1,386
1,403
CLI Funding VI LLC 10/02/20 7,322,700 99.98 7,321
7,467
Commercial Mortgage Trust 01/13/16 930,000 103.14 959
1,008

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Commercial Mortgage Trust 01/22/16 950,000 1.05 1,002
1,023
Commercial Mortgage Trust 01/25/16 2,060,000 101.93 2,100
2,225
Commercial Mortgage Trust 02/19/16 975,000 102.30 997
1,077
Commercial Mortgage Trust 07/25/16 971,000 101.98 990
972
Commercial Mortgage Trust 11/21/16 1,354,600 100.78 1,365
1,392
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,837
CORE Mortgage Trust 03/01/19 7,130,000 100.00 7,130
7,103
Credit Agricole SA 06/09/20 390,000 100.00 390
403
Credit Agricole SA 01/05/21 975,000 108.67 1,060
1,058
Credit Suisse Group AG 09/04/19 250,000 100.00 250
264
Credit Suisse Group AG 03/27/20 510,000 100.00 510
591
Credit Suisse Group AG 06/02/20 1,230,000 100.00 1,230
1,279
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.18 2,164
2,250
Credit Suisse Mortgage Trust 06/20/17 1,500,000 99.60 1,494
1,065
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,781
Credit Suisse Mortgage Trust 08/14/19 662,276 100.20 664
660
Credit Suisse Mortgage Trust 08/15/19 1,367,184 99.99 1,367
1,404
CSC Holdings LLC 06/02/20 400,000 100.00 400
409
DAE Funding LLC 11/01/18 100,000 100.00 100
103
Danone SA 10/26/16 4,695,000 100.12 4,699
4,931
Danske Bank A/S 01/11/19 1,650,000 101.02 1,667
1,718
Danske Bank A/S 01/11/19 490,000 99.87 489
552
Danske Bank A/S 09/16/19 510,000 100.00 510
517
Danske Bank A/S 09/17/19 230,000 102.18 235
248
Danske Bank A/S 06/16/20 200,000 100.00 200
202
DBGS Mortgage Trust 04/03/19 4,612,000 101.32 4,673
4,721
DBUBS Mortgage Trust 09/14/16 320,000 110.23 353
321
DCP Midstream Operating, LP 04/02/18 288,000 109.65 316
320
DCP Midstream Operating, LP 12/11/19 110,000 104.80 115
122
Delta Air Lines, Inc. 04/27/20 5,919,000 102.51 6,105
6,864
Delta Air Lines, Inc. 09/16/20 280,000 100.38 281
310
Delta Air Lines, Inc. 09/16/20 310,000 100.87 313
331
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,370,758 100.57 2,384
2,398
Deutsche Telekom International Finance BV 01/05/21 703,000 104.83 737
737
Dividend Solar Loans LLC 06/28/19 1,275,122 99.99 1,275
1,344
DNB Bank ASA 02/05/20 3,189,000 100.51 3,205
3,296
DP World PLC 09/19/18 980,000 102.62 1,006
1,224
Dryden 50 Senior Loan Fund 11/17/20 1,879,000 99.99 1,879
1,879
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,163
Eagle Re, Ltd. 12/17/20 2,609,000 100.27 2,616
2,626
ECAF, Ltd. 08/09/18 802,001 99.27 796
789
Egypt Government International Bond 02/13/18 550,000 100.00 550
580
Electricite de France SA 10/01/18 2,380,000 113.58 2,703
3,396
Enel Finance International NV 01/05/18 2,929,000 100.59 2,946
3,299
Eni SpA 09/26/19 2,734,000 108.26 2,960
3,193
Equate Petrochemical BV 10/27/16 460,000 99.24 457
508
Fannie Mae Connecticut Avenue Securities Trust 02/11/20 2,800,000 103.03 2,885
2,777
FirstKey Homes Trust 07/31/20 3,212,000 99.99 3,212
3,241
FirstKey Homes Trust 10/02/20 2,718,000 100.00 2,718
2,731
Flagstar Mortgage Trust 04/13/18 31,378 98.65 31
32
FNA VI, LLC 01/22/21 2,563,000 99.98 2,563
2,564
Freddie Mac Structured Agency Credit Risk Debt Notes 02/11/20 2,900,000 100.00 2,900
2,893
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 6,330,000 101.19 6,406
6,413
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 2,071,161 100.00 2,071
2,076
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 103.51 2,337
2,375
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 102.33 2,913
2,997
GFL Environmental, Inc. 04/22/20 240,000 100.00 240
248
Glencore Funding LLC 02/07/17 240,000 101.09 243
259
Glencore Funding LLC 03/21/17 565,000 98.73 558
641
Glencore Funding LLC 01/16/19 110,000 94.00 103
125
Glencore Funding LLC 03/05/19 1,370,000 100.36 1,375
1,503
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 4,156,000 100.00 4,156
4,164
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.12 3,137
3,127
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,418
GS Mortgage Securities Trust 07/20/16 1,630,000 111.54 1,818
1,764
GSAA Home Equity Trust 10/21/15 927,034 88.10 817
959
Guardian Life Global Funding 06/16/20 180,000 99.92 180
182

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Hanesbrands, Inc. 08/10/18 40,000 98.56 40
42
Hanesbrands, Inc. 08/13/18 390,000 101.86 397
422
Hanesbrands, Inc. 04/30/20 300,000 100.35 301
320
Helios Issuer LLC 12/14/18 906,837 100.63 912
1,002
Hertz Vehicle Financing II, LP 11/19/19 713,187 100.00 713
715
Hilton Domestic Operating Co., Inc. 04/16/20 150,000 100.15 150
162
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.38 432
453
Hilton Domestic Operating Co., Inc. 01/19/21 100,000 100.00 100
99
Hilton USA Trust 11/22/16 9,138,000 95.48 8,724
9,868
Hilton USA Trust 05/26/17 1,499,000 99.73 1,495
1,501
HMH Trust 06/09/17 7,770,000 99.98 7,769
6,615
Home RE 2021-1, Ltd. 01/28/21 3,255,000 100.00 3,255
3,255
Home RE 2021-1, Ltd. 01/28/21 2,345,000 100.00 2,345
2,345
Hospitality Mortgage Trust 05/16/19 5,530,409 100.00 5,530
5,509
Hospitality Mortgage Trust 12/10/19 3,760,157 100.12 3,765
3,723
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.86 2,876
2,904
ICICI Bank, Ltd. 11/03/20 3,094,000 104.70 3,239
3,363
Intesa Sanpaolo SpA 06/13/16 1,840,000 96.69 1,782
2,002
Intesa Sanpaolo SpA 07/10/17 1,500,000 100.18 1,503
1,548
Intesa Sanpaolo SpA 11/03/17 400,000 101.01 404
453
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.22 2,334
2,426
Intesa Sanpaolo SpA 08/02/18 1,171,000 89.46 1,048
1,288
Inversiones CMPC SA 07/08/20 670,000 103.92 696
713
Inversiones CMPC SA 07/08/20 652,000 106.75 696
718
Invitation Homes Trust 09/09/20 5,016,949 99.62 4,998
5,017
Irwin Home Equity Loan Trust 06/30/15 805,387 101.85 820
837
JPMorgan Chase Commercial Mortgage Securities Trust 02/21/20 2,910,000 99.70 2,901
886
JPMorgan Mortgage Trust 07/08/19 1,487,710 99.75 1,484
1,508
JPMorgan Mortgage Trust 06/05/20 645,543 103.12 666
662
JPMorgan Mortgage Trust 06/05/20 933,220 103.73 968
962
JPMorgan Wealth Mangement 07/30/20 3,889,464 103.78 4,036
3,984
KazMunayGas National Co. JSC 04/17/18 250,000 99.04 248
346
KKR Group Finance Co. II LLC 06/14/16 50,000 104.34 52
66
Kraft Heinz Foods Co. 04/14/20 438,000 129.03 589
622
Kuwait Government International Bond 03/13/17 1,200,000 100.40 1,205
1,356
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.76 349
363
Lamb Weston Holdings, Inc. 05/07/20 30,000 100.00 30
33
LCM XXV, Ltd. 07/10/17 6,782,000 100.03 6,784
6,783
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
283
Lukoil International Finance BV 09/19/17 2,827,000 103.07 2,914
3,015
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,182
Madison Park Funding, Ltd. 01/15/21 3,863,000 100.00 3,863
3,864
Magnolia Finance XI DAC 09/30/19 1,117,200 100.00 1,117
1,114
Marks & Spencer PLC 09/25/19 58,000 114.14 66
65
Mars, Inc. 03/26/19 450,000 103.06 464
508
Mars, Inc. 03/26/19 290,000 99.95 290
313
MEG Energy Corp. 01/19/21 60,000 100.35 60
60
Meituan 01/05/21 3,618,000 102.00 3,690
3,691
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 103.69 2,991
2,950
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 490,000 98.83 484
536
ML-CFC Commercial Mortgage Trust 08/05/16 264,466 82.64 218
144
Mondelez International, Inc. 04/14/20 703,000 101.89 717
723
Mondelez International, Inc. 01/04/21 1,696,000 105.75 1,794
1,793
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,176
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.45 8,334
8,352
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.57 205
205
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.14 1,245
1,244
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.67 5,198
5,239
Motiva Enterprises LLC 12/02/20 615,000 119.00 732
748
MSCG Trust 05/19/15 1,435,000 101.32 1,454
1,413
National Bank of Canada 10/05/20 1,697,000 102.78 1,744
1,746
National Securities Clearing Corp. 04/16/20 340,000 99.83 339
351
National Securities Clearing Corp. 04/16/20 420,000 99.93 420
428
Navient Private Education Refi Loan Trust 11/03/20 3,610,238 99.99 3,610
3,658
Navient Private Education Refi Loan Trust 01/19/21 2,984,000 99.99 2,983
2,984
Navient Student Loan Trust 07/20/20 2,890,731 99.99 2,891
2,924
Navient Student Loan Trust 07/23/20 13,608,876 101.05 13,751
13,909
NBK SPC, Ltd. 10/02/20 3,179,000 102.29 3,252
3,257

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Nestle Holdings, Inc. 01/06/20 2,895,000 103.54 2,997
3,118
New York Life Global Funding 06/17/20 330,000 99.91 330
333
NGPL PipeCo LLC 09/26/19 2,298,000 128.68 2,957
3,109
Nigeria Government International Bond 11/20/17 300,000 100.00 300
324
Nigeria Government International Bond 02/15/18 320,000 100.00 320
343
Nissan Motor Acceptance Corp. 09/10/20 510,000 100.00 510
535
Nissan Motor Acceptance Corp. 09/10/20 940,000 100.00 940
1,038
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,114
Nomura Resecuritization Trust 11/07/14 1,490,551 86.57 1,291
1,487
Nomura Resecuritization Trust 10/23/15 1,272,000 93.77 1,193
1,290
Nomura Resecuritization Trust 07/20/16 5,617,884 46.48 2,611
3,800
Nomura Resecuritization Trust 07/22/16 4,388,044 60.26 2,644
3,884
Nordea Bank AB 06/16/16 600,000 100.63 604
607
Northern Natural Gas Co. 08/02/18 2,615,000 108.94 2,849
3,114
Nuveen LLC 03/11/19 400,000 103.74 415
473
NXP BV / NXP Funding LLC / NXP USA, Inc. 04/29/20 280,000 100.46 281
300
Oaktown Re III, Ltd. 01/26/21 3,850,000 100.50 3,869
3,862
OCP SA 06/16/16 330,000 98.19 324
357
OneMain Financial Issuance Trust 08/13/20 9,434,000 102.17 9,638
9,740
OneMain Financial Issuance Trust 10/22/20 3,009,000 105.20 3,165
3,182
OneMain Financial Issuance Trust 11/30/20 2,282,000 108.04 2,466
2,451
Park Aerospace Holdings, Ltd. 02/25/19 68,000 101.12 69
71
Parsley Energy LLC 09/25/20 50,000 92.54 46
53
PFCA Home Equity Investment Trust 12/12/17 1,008,931 99.63 1,005
1,001
PFS Financing Corp. 10/14/20 4,713,000 99.99 4,712
4,755
PFS Financing Corp. 01/04/21 10,270,000 101.40 10,414
10,434
PMT Credit Risk Transfer Trust 10/11/19 1,333,336 100.00 1,333
1,334
POSCO 01/04/21 3,577,000 103.16 3,690
3,685
Preston Ridge Partners Mortgage LLC 02/14/20 9,226,324 99.89 9,216
9,253
Preston Ridge Partners Mortgage LLC 10/29/20 1,444,770 100.00 1,445
1,461
Preston Ridge Partners Mortgage LLC 12/01/20 2,411,071 100.00 2,411
2,420
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 101.96 367
383
Principal Life Global Funding II 06/16/20 160,000 99.93 160
163
Prosus NV 06/29/17 750,000 100.00 750
858
Prosus NV 11/13/20 210,000 106.72 224
210
Provincia de Buenos Aires 02/08/17 400,000 98.96 396
148
Provincia de Buenos Aires 02/08/17 450,000 99.84 449
167
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,341
Qatar Government International Bond 03/06/19 450,000 99.70 449
528
Qatar Government International Bond 04/07/20 410,000 100.00 410
525
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,410
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,092
1,120
Reliance Industries, Ltd. 10/01/19 2,934,000 105.06 3,082
3,271
Residential Mortgage Loan Trust 10/04/19 2,055,944 99.99 2,056
2,064
Residential Mortgage Loan Trust 10/04/19 2,055,944 99.99 2,056
2,083
RESIMAC Premier 09/23/20 3,263,270 100.00 3,263
3,272
Roche Holdings, Inc. 07/07/20 950,000 106.96 1,016
1,023
Rockies Express Pipeline LLC 05/06/20 300,000 91.27 274
315
Royal Caribbean Cruises, Ltd. 09/09/20 539,000 114.20 616
622
Sabal Trail Transmission LLC 08/04/20 373,000 112.64 420
429
Sabal Trail Transmission LLC 10/05/20 845,000 117.51 993
1,038
SABIC Capiral II BV 10/01/19 2,930,000 103.54 3,034
3,172
Santander UK Group Holdings PLC 10/02/18 2,653,000 109.56 2,907
3,548
Santander UK PLC 09/27/19 988,000 104.35 1,031
1,087
Saudi Arabian Oil Co. 04/07/20 3,093,000 98.86 3,058
3,275
Schneider Electric SE 04/22/19 3,266,000 102.47 3,347
3,401
Sealed Air Corp. 04/22/20 300,000 111.29 334
396
Sequoia Mortgage Trust 10/21/16 1,509,200 102.91 1,553
1,545
SFR Group SA 04/09/20 230,000 105.32 242
241
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,367
Shackleton CLO, Ltd. 07/12/19 3,286,745 100.00 3,287
3,287
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 100.55 3,010
3,077
Shops at Crystals Trust 03/08/18 520,000 96.32 501
528
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.05 1,246
1,288
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 103.28 547
583
Sky, Ltd. 01/04/21 3,311,000 111.42 3,689
3,680
Societe Generale SA 04/07/20 2,968,000 101.24 3,005
3,282
SoFi Professional Loan Program Trust 07/20/20 2,386,285 102.15 2,438
2,443

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Solar Star Funding LLC 04/07/20 2,514,789 112.05 2,818
2,816
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,989
Spain Government International Bond 05/20/20 EUR 1,000 116.77 1
1
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 09/02/20 530,000 101.62 539
601
SpringCastle America Funding LLC 09/16/20 12,970,177 100.00 12,970
13,071
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 37,500 99.89 37
38
Standard Chartered PLC 09/26/19 2,944,000 101.50 2,989
3,097
Standard Chartered PLC 04/02/20 250,000 104.51 261
334
Suncor Energy Ventures Corp. 03/01/19 90,000 100.49 90
94
Swedbank AB 05/26/20 570,000 99.91 570
581
Syngenta Finance NV 04/17/18 590,000 100.00 590
593
TAL Advantage VII LLC 09/09/20 8,549,900 100.15 8,563
8,733
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 200,000 100.00 200
209
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 100,000 100.00 100
99
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.40 195
212
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.42 445
523
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.57 2,995
3,096
Tennessee Gas Pipeline Co. LLC 02/19/20 350,000 100.11 350
366
Texas Eastern Transmission, LP 09/03/20 1,000,000 109.80 1,098
1,087
Texas Eastern Transmission, LP 09/08/20 290,000 102.11 296
300
Textainer Marine Containers VII, Ltd. 08/04/20 6,020,206 101.95 6,138
6,176
Textainer Marine Containers, Ltd. 09/08/20 5,562,415 100.01 5,563
5,657
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.95 704
704
T-Mobile USA, Inc. 04/02/20 1,160,000 99.33 1,152
1,310
T-Mobile USA, Inc. 04/14/20 90,000 105.50 95
101
T-Mobile USA, Inc. 04/20/20 1,470,000 104.31 1,533
1,611
T-Mobile USA, Inc. 07/08/20 3,209,000 100.98 3,241
3,287
Towd Point Mortgage Trust 07/22/16 705,178 99.86 704
709
Towd Point Mortgage Trust 07/07/17 646,883 100.53 650
661
Towd Point Mortgage Trust 01/24/19 5,873,128 104.03 6,110
6,313
Towd Point Mortgage Trust 07/15/20 394,406 102.22 403
402
Towd Point Mortgage Trust 08/17/20 9,649,585 101.82 9,826
9,817
Towd Point Mortgage Trust 09/09/20 3,362,000 103.81 3,490
3,432
Toyota Industries Corp. 04/22/20 275,000 100.89 277
282
Trust Fibra Uno 09/27/19 1,794,000 106.63 1,913
2,101
Trust Fibra Uno 10/11/19 1,200,000 105.41 1,265
1,355
TSMC Global, Ltd. 09/23/20 320,000 99.91 320
319
UBS Group AG 03/16/17 4,111,000 101.95 4,232
4,272
UBS Group AG 01/28/19 2,510,000 104.90 2,633
2,754
UniCredit SpA 01/08/19 1,450,000 101.55 1,472
1,525
UniCredit SpA 04/22/20 231,000 105.44 244
274
Upjohn, Inc. 07/08/20 3,090,000 104.29 3,222
3,247
USAA Capital Corp. 04/14/20 150,000 99.91 150
154
Virgin Media Secured Finance PLC 09/20/19 350,000 104.59 366
376
VOC Escrow, Ltd. 08/07/18 310,000 97.48 302
301
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,691
Voya CLO, Ltd. 11/21/19 6,878,000 99.54 6,847
6,880
Voya CLO, Ltd. 02/18/20 9,420,628 100.00 9,420
9,391
Voya CLO, Ltd. 01/29/21 1,532,000 100.06 1,533
1,533
Wynn Macau, Ltd. 08/25/20 200,000 98.68 197
202
Wynn Macau, Ltd. 12/15/20 320,000 102.96 330
329
ZF NA Capital, Inc. 05/05/20 324,000 94.50 306
351
683,923
For a description of restricted securities see note 6 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Australia 10 Year Government Bond Futures 1,240 AUD 180,876 03/21
(761)
Canadian 10 Year Government Bond Futures 253 CAD 37,345 03/21
(296)
EURO-BTP Futures 192 EUR 28,992 03/21
43
Euro-OAT Futures 45 EUR 7,518 03/21
(28)
United States 2 Year Treasury Note Futures 814 USD 179,875 03/21
149
United States 5 Year Treasury Note Futures 2,919 USD 367,429 03/21
(139)
United States 10 Year Treasury Note Futures 3,518 USD 482,076 03/21
(2,919)
United States 10 Year Ultra Treasury Note Futures 21 USD 3,230 03/21
(56)
United States Treasury Long Bond Futures 933 USD 157,415 03/21
(5,154)
United States Treasury Ultra Bond Futures 623 USD 127,540 03/21
(6,893)
Short Positions
Australia 10 Year Government Bond Futures 88 AUD 12,836 03/21
132
Euro-Bobl Futures 203 EUR 27,456 03/21
15
Euro-Bund Futures 1,054 EUR 186,822 03/21
(375)
Eurodollar Futures 1,064 USD 265,574 03/21
(435)
Eurodollar Futures 578 USD 144,211 12/21
(629)
Euro-OAT Futures 60 EUR 10,024 03/21
55
Long Gilt Futures 585 GBP 78,431 03/21
(26)
United States 2 Year Treasury Note Futures 508 USD 112,256 03/21
(100)
United States 5 Year Treasury Note Futures 176 USD 22,154 03/21
—
United States 10 Year Treasury Note Futures 190 USD 26,036 03/21
156
United States 10 Year Ultra Treasury Note Futures 198 USD 30,458 03/21
614
United States Treasury Long Bond Futures 145 USD 24,464 03/21
698
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(15,949)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures
Citigroup
Call 80 126.00 USD 10,080 02/19/21
(8)
United States 10 Year Treasury Note
Futures
Bank of America
Call 30 137.00 USD 4,110 02/19/21
(14)
United States 10 Year Treasury Note
Futures
JPMorgan Chase
Call 49 137.50 USD 6,738 02/19/21
(11)
United States Treasury Bond Futures
Bank of Montreal
Call 17 170.00 USD 2,890 02/19/21
(13)
United States Treasury Bond Futures
Citigroup
Call 17 171.00 USD 2,907 02/19/21
(9)
United States Treasury Bond Futures
JPMorgan Chase
Call 19 172.00 USD 3,268 02/19/21
(6)
Total Liability for Options Written (premiums received $87)
(61)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,021 AUD 1,388 03/10/21 40
Bank of America USD 1,206 AUD 1,571 03/10/21 (4)
Bank of America USD 2,157 AUD 2,806 03/10/21 (13)
Bank of America USD 227 NOK 2,014 03/10/21 8
Bank of America USD 374 NOK 3,220 03/10/21 2
Bank of America USD 1,236 NOK 10,552 03/10/21 (4)
Bank of America AUD 75,097 USD 54,875 03/10/21 (2,529)
Bank of America NOK 244,902 USD 27,007 03/10/21 (1,584)
Bank of Montreal USD 13,013 NOK 114,200 03/17/21 319
Bank of Montreal CAD 8,600 USD 6,731 03/17/21 5
Bank of Montreal SEK 56,000 USD 6,610 03/17/21 (95)
Bank of New York USD 11,743 GBP 8,557 03/10/21 (16)
Bank of New York USD 12,375 GBP 9,241 03/10/21 288
Bank of New York USD 68,031 GBP 51,313 03/10/21 2,289

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 13,034 NOK 114,200 03/17/21 298
Bank of New York CAD 8,600 USD 6,725 03/17/21 (1)
Bank of New York GBP 716 USD 975 03/10/21 (6)
Bank of New York SEK 56,000 USD 6,619 03/17/21 (86)
BNP Paribas EUR 6,130 USD 7,475 04/19/21 23
BNP Paribas EUR 6,370 USD 7,791 04/19/21 48
Citigroup USD 2,797 AUD 3,584 04/19/21 (57)
Citigroup USD 1,182 BRL 6,439 04/19/21 (7)
Citigroup USD 2,518 BRL 13,320 04/19/21 (89)
Citigroup USD 15,268 CAD 19,342 04/19/21 (140)
Citigroup USD 4,019 EUR 3,300 04/19/21 (7)
Citigroup USD 4,461 GBP 3,287 04/19/21 44
Citigroup USD 7,700 JPY 793,628 04/19/21 (117)
Citigroup USD 5,955 MXN 120,155 04/19/21 (142)
Citigroup USD 1,888 RUB 142,230 04/19/21 (23)
Citigroup USD 2,652 RUB 199,860 04/19/21 (31)
Citigroup BRL 8,364 USD 1,558 04/19/21 33
Commonwealth Bank of Australia USD 26,898 JPY 2,803,632 03/10/21 (123)
Commonwealth Bank of Australia USD 1,225 SEK 10,021 03/10/21 (26)
Commonwealth Bank of Australia JPY 855 USD 8 03/10/21 —
Commonwealth Bank of Australia JPY 1,411,151 USD 13,677 03/10/21 200
Commonwealth Bank of Australia SEK 595 USD 71 03/10/21 —
Commonwealth Bank of Australia SEK 232,109 USD 27,240 03/10/21 (547)
Goldman Sachs USD 1,218 BRL 6,600 04/19/21 (15)
Goldman Sachs USD 914 RUB 68,840 04/19/21 (12)
Goldman Sachs EUR 2,991 USD 3,646 04/19/21 11
Goldman Sachs EUR 3,690 USD 4,538 04/19/21 52
Goldman Sachs EUR 4,730 USD 5,817 04/19/21 67
JPMorgan Chase USD 2,421 CHF 2,194 02/17/21 42
JPMorgan Chase USD 11,792 COP 41,189,835 02/19/21 (258)
JPMorgan Chase USD 7,332 EUR 6,024 02/22/21 (18)
JPMorgan Chase USD 13,467 GBP 9,945 02/22/21 161
JPMorgan Chase USD 1,188 INR 88,036 04/19/21 5
JPMorgan Chase USD 9,526 JPY 983,250 02/22/21 (137)
JPMorgan Chase USD 5,764 KRW 6,273,640 02/16/21 (154)
JPMorgan Chase USD 3,923 MXN 78,569 03/17/21 (107)
JPMorgan Chase USD 13,048 NOK 114,200 03/17/21 283
JPMorgan Chase USD 14,658 NOK 129,451 03/17/21 455
JPMorgan Chase USD 5,549 PEN 20,119 02/12/21 (18)
JPMorgan Chase USD 4,450 RUB 331,935 02/18/21 (69)
JPMorgan Chase USD 19,476 SEK 164,715 03/17/21 245
JPMorgan Chase USD 10,483 THB 315,463 02/17/21 57
JPMorgan Chase AUD 7,292 USD 5,527 02/22/21 (47)
JPMorgan Chase CAD 5,276 USD 4,030 02/17/21 (97)
JPMorgan Chase CAD 8,600 USD 6,727 03/17/21 1
JPMorgan Chase CHF 19,944 USD 21,827 02/17/21 (574)
JPMorgan Chase COP 51,767,908 USD 14,788 02/18/21 291
JPMorgan Chase CZK 1,603 USD 74 03/17/21 (1)
JPMorgan Chase EUR 25,457 USD 31,107 02/22/21 200
JPMorgan Chase GBP 2,960 USD 4,044 02/17/21 (12)
JPMorgan Chase GBP 5,735 USD 7,865 02/17/21 7
JPMorgan Chase GBP 889 USD 1,208 02/22/21 (10)
JPMorgan Chase HKD 4,161 USD 537 02/17/21 —
JPMorgan Chase HUF 97,580 USD 333 03/17/21 2
JPMorgan Chase IDR 5,032,344 USD 360 02/11/21 2
JPMorgan Chase IDR 2,993,452 USD 210 02/18/21 (3)
JPMorgan Chase IDR 50,717,323 USD 3,573 02/25/21 (32)
JPMorgan Chase IDR 24,300,397 USD 1,716 02/26/21 (11)
JPMorgan Chase IDR 37,648,736 USD 2,659 02/26/21 (16)
JPMorgan Chase IDR 50,717,323 USD 3,587 02/26/21 (17)
JPMorgan Chase KRW 536,785 USD 486 02/16/21 6
JPMorgan Chase KRW 4,052,736 USD 3,672 02/16/21 48
JPMorgan Chase MXN 19,250 USD 966 03/17/21 31

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase MXN 161,527 USD 7,954 03/17/21 110
JPMorgan Chase NOK 9,276 USD 1,077 03/17/21 (6)
JPMorgan Chase NOK 11,189 USD 1,281 03/17/21 (25)
JPMorgan Chase NZD 23,846 USD 17,235 03/09/21 99
JPMorgan Chase PEN 8,978 USD 2,473 02/10/21 5
JPMorgan Chase PEN 51,759 USD 14,258 02/12/21 29
JPMorgan Chase PEN 9,059 USD 2,509 02/18/21 19
JPMorgan Chase PEN 8,978 USD 2,490 02/19/21 22
JPMorgan Chase SEK 8,097 USD 964 03/17/21 (6)
JPMorgan Chase SEK 28,857 USD 3,449 03/17/21 (6)
JPMorgan Chase SEK 56,000 USD 6,620 03/17/21 (84)
JPMorgan Chase SGD 34,514 USD 25,561 02/17/21 (421)
JPMorgan Chase THB 96,854 USD 3,232 02/10/21 (4)
JPMorgan Chase THB 354,352 USD 11,846 02/11/21 7
JPMorgan Chase THB 154,612 USD 5,145 02/19/21 (21)
Royal Bank of Canada USD 53,928 CAD 70,567 03/10/21 1,262
Royal Bank of Canada USD 34,983 EUR 28,397 03/10/21 (494)
Royal Bank of Canada USD 67,415 EUR 56,654 03/10/21 1,393
Royal Bank of Canada USD 13,071 NOK 114,200 03/17/21 260
Royal Bank of Canada CAD 307 USD 236 03/10/21 (4)
Royal Bank of Canada CAD 776 USD 606 03/10/21 (1)
Royal Bank of Canada CAD 1,244 USD 975 03/10/21 2
Royal Bank of Canada CAD 8,600 USD 6,729 03/17/21 3
Royal Bank of Canada EUR 10,744 USD 13,035 03/10/21 (14)
Royal Bank of Canada EUR 30,163 USD 35,988 03/10/21 (645)
Royal Bank of Canada SEK 56,000 USD 6,624 03/17/21 (81)
Standard Chartered USD 13,031 NOK 114,200 03/17/21 300
Standard Chartered CAD 8,600 USD 6,726 03/17/21 —
Standard Chartered SEK 56,000 USD 6,617 03/17/21 (87)
State Street USD 27,521 NZD 39,927 03/10/21 1,171
State Street NZD 717 USD 514 03/10/21 (2)
State Street NZD 1,019 USD 734 03/10/21 2
State Street NZD 1,095 USD 766 03/10/21 (21)
UBS USD 63 CHF 56 03/10/21 —
UBS USD 2,271 CHF 2,001 03/10/21 (22)
UBS CHF 614 USD 678 03/10/21 (13)
UBS CHF 72,936 USD 80,307 03/10/21 (1,660)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(625)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 32,755 0.190%
(3)
Three Month LIBOR
(2)
06/15/22
— 7 7
Bank of America USD 24,308 0.380%
(3)
Three Month LIBOR
(2)
02/28/25
5 (33) (28)
Bank of America USD 44,866 0.840%
(3)
Three Month LIBOR
(2)
11/27/25
(19) (98) (117)
Bank of America USD 48,825 1.100%
(3)
Three Month LIBOR
(2)
12/18/25
— (9) (9)
Bank of America USD 11,512 Three Month LIBOR
(2)
0.780%
(3)
11/15/27
29 3 32
Bank of America MXN 219,320 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
79 1,520 1,599
Bank of America USD 3,580 SOFR
(2)
0.740%
(3)
08/19/45
— 451 451
Bank of America USD 362 Three Month LIBOR
(2)
1.225%
(3)
02/15/47
— 31 31
Bank of America USD 721 Three Month LIBOR
(2)
1.200%
(3)
02/15/47
4 62 66
Bank of America USD 2,197 Three Month LIBOR
(2)
1.600%
(3)
02/15/47
13 (3) 10
Bank of America USD 7,879 Three Month LIBOR
(2)
1.000%
(3)
02/15/47
94 981 1,075

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 5,670 Three Month LIBOR
(2)
1.200%
(3)
10/07/50
30 570 600
Citigroup BRL 9,000 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 72 72
Citigroup BRL 10,600 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
5 80 85
Citigroup BRL 11,440 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
6 86 92
JPMorgan Chase BRL 7,400 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 61 61
JPMorgan Chase HUF 747,930 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (64) (64)
JPMorgan Chase HUF 2,734,600 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 277 277
Merrill Lynch USD 30,883 0.100%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
11/30/24
18 (151) (133)
Merrill Lynch USD 10,630 Two Month LIBOR
(2)
0.560%
(3)
07/20/45
68 1,683 1,751
Merrill Lynch USD 4,125 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
68 663 731
Total Open Interest Rate Swap Contracts (å)
400 6,189 6,589
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 33,000 (5.000%)
(2)
12/20/25
(1,252) (1,380) (2,632)
CDX NA High Yield Index Bank of America
Sell
USD 12,905 5.000%
(2)
12/20/25
506 524 1,030
CDX NA Investment Grade
Index Bank of America
Sell
USD 19,990 1.000%
(2)
06/20/25
133 133 266
CDX NA Investment Grade
Index Bank of America
Sell
USD 20,337 1.000%
(2)
12/20/25
478 (49) 429
Total Open Credit Indices Contracts (å) (135) (772) (907)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 275,687 $ 2,564
$ —
$ 278,251
Corporate Bonds and Notes — 77 2 , 337 —
—
77 2 , 337
International Debt — 3 34 , 405 1,123
—
3 35 , 528
Loan Agreements — 37,258 —
—
37,258
Mortgage-Backed Securities — 767,159 —
—
767,159
Non-US Bonds — 141,912 —
—
141,912
United States Government Treasuries — 359 , 887 —
—
359 , 887
Common Stocks — — —
—
—

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Short-Term Investments — 246 , 542 —
305,117
551 , 659
Total Investments — 2,935,187 3,687 305,117 3,243,991
Other Financial Instruments
Assets
Futures Contracts 1,862 — — — 1, 862
Foreign Currency Exchange Contracts — 10,24 7 — — 10,24 7
Interest Rate Swap Contracts — 6,940 — — 6,940
Credit Default Swap Contracts — 1,725 — — 1,725
Liabilities
Futures Contracts (17,811) — — — (17,811)
Options Written (61) — — — (61)
Foreign Currency Exchange Contracts — (10,872) — — (10,872)
Interest Rate Swap Contracts — (351) — — (351)
Credit Default Swap Contracts — (2,632) — — (2,632)
Total Other Financial Instruments
*
$ (16,010) $ 5,057 $ — $ — $ (10,953)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,060
Australia .................................................................................
3,635
Brazil ......................................................................................
17,506
Canada ....................................................................................
68,040
Cayman Islands .......................................................................
5,743
Chile .......................................................................................
8,053
China ......................................................................................
15,559
Colombia .................................................................................
22,348
Czech Republic .......................................................................
4,041
Denmark .................................................................................
3,237
Egypt ......................................................................................
580
Finland ...................................................................................
607
France .....................................................................................
29,524
Germany .................................................................................
10,503

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 215
Amounts in thousands
Country Exposure
Fair Value
$
India .......................................................................................
13,228
Indonesia ................................................................................
20,939
Ireland ....................................................................................
6,619
Israel .......................................................................................
3,297
Italy ........................................................................................
33,475
Japan ......................................................................................
4,415
Kazakhstan .............................................................................
346
Kenya ......................................................................................
464
Kuwait ....................................................................................
1,864
Luxembourg ............................................................................
4,132
Macao .....................................................................................
6,239
Malaysia ..................................................................................
13,669
Mexico ....................................................................................
37,217
Morocco ..................................................................................
357
Netherlands ............................................................................
12,702
Nigeria ....................................................................................
667
Norway ....................................................................................
5,399
Panama ...................................................................................
692
Peru ........................................................................................
7,736
Poland .....................................................................................
1,849
Qatar .......................................................................................
2,394
Russia .....................................................................................
18,463
Saudi Arabia ...........................................................................
6,447
Singapore ................................................................................
26,101
South Africa ............................................................................
953
South Korea ............................................................................
10,831
Spain .......................................................................................
6,795
Sweden ....................................................................................
1,005
Switzerland .............................................................................
12,997
Taiwan .....................................................................................
319
Thailand ..................................................................................
2,706
United Arab Emirates .............................................................
6,761
United Kingdom ......................................................................
59,429
United States ...........................................................................
2,722,048
Total Investments .................................................................... 3,243,991

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.0%
Asset-Backed Securities - 12.6%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 1,151 1,150
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (Ê)(~)(Þ) 586 581
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 240 244
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,343 2,353
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 575
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 608 616
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 3,215 3,278
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 877 904
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 3,714 3,996
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 71 73
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
2.429% due 10/15/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,300 1,300
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 1,475 1,475
Dryden Senior Loan Fund
Series 2018-53A Class A
2.339% due 01/15/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 1,600 1,600
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 366 360
FirstKey Homes Trust
Series 2020-SFR1 Class B
1.740% due 09/17/25 (Þ) 1,182 1,193
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 1,193 1,199
FNA VI, LLC
Series 2021-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.350% due 01/10/32 (~)(Ê)(Š)(Þ) 908 908
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 725 725
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 2,204 2,204
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 4,073 4,074
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,640 1,640
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.295% due 10/20/29 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 5,000 5,000
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,786 1,786
Navient Private Education Refi Loan
Trust
Series 2020-EA
1.690% due 05/15/69 (Þ) 5,582 5,705
Series 2020-FA
1.220% due 07/15/69 (Þ) 1,145 1,158
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 1,510 1,530
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 1,127 1,127
OneMain Financial Issuance Trust
Series 2017-1A Class A1
2.370% due 09/14/32 (Þ) 615 616
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 1,195 1,283
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 2,224 2,296
PFS Financing Corp.
Series 2020-A Class A
1.270% due 06/16/25 (Þ) 4,947 5,026
Series 2020-B Class A
1.210% due 06/17/24 (Þ) 1,560 1,577
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 982 1,005
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 5,696 5,740
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 3,803 3,885
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 2,633 2,702
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 2,432 2,474
Towd Point Mortgage Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,336 2,413
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 1,868 1,924
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 2,232 2,353
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 1,724 1,741
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 5,842 5,943
Voya CLO, Ltd.
Series 2017-3A Class A1A
2.365% due 07/20/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 3,480 3,481
Series 2017-4A Class A1
2.349% due 10/15/30 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 900 900
Series 2018-3A Class A1R
2.325% due 10/20/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,000 1,000
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,654
96,267
Corporate Bonds and Notes - 28.1%
3M Co.
2.875% due 10/15/27 545 605
AbbVie, Inc.
3.600% due 05/14/25 615 682
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 591
Agree, LP
2.900% due 10/01/30 420 444
Air Lease Corp.
4.250% due 02/01/24 577 631
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 619
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 542 585
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,067
8.000% due 11/01/31 423 614
Alphabet, Inc.
1.998% due 08/15/26 567 603
Altria Group, Inc.
4.800% due 02/14/29 670 796
10.200% due 02/06/39 579 982
5.800% due 02/14/39 305 394
6.200% due 02/14/59 401 547
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 541 563
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 575 569
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 461
American Express Co.
Series FIX
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 08/03/23 635 685
American Homes 4 Rent, LP
4.250% due 02/15/28 483 552
Amgen, Inc.
3.150% due 02/21/40 740 784
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 244
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/38 1,200 1,429
8.200% due 01/15/39 200 333
5.450% due 01/23/39 350 460
Anthem, Inc.
3.500% due 08/15/24 480 526
4.650% due 08/15/44 459 586
Aon Corp.
8.205% due 01/01/27 412 556
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 216
4.400% due 05/27/26 (Þ) 230 267
5.000% due 03/15/48 (Þ) 370 457
Apple, Inc.
3.200% due 05/13/25 546 605
Aqua America, Inc.
4.276% due 05/01/49 190 235
Arch Capital Group, Ltd.
3.635% due 06/30/50 517 576
Ares Capital Corp.
3.500% due 02/10/23 540 567
AT&T, Inc.
2.300% due 06/01/27 325 343
6.800% due 05/15/36 525 710
6.500% due 09/01/37 165 225
3.500% due 06/01/41 445 459
3.500% due 09/15/53 (Þ) 788 759
Series WI
8.750% due 11/15/31 415 640
4.900% due 08/15/37 780 951
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 145
2.950% due 11/12/26 (Þ) 1,145 1,235
Athene Holding, Ltd.
4.125% due 01/12/28 240 268
Aviation Capital Group LLC
4.125% due 08/01/25 (Þ) 607 658
Avnet, Inc.
4.875% due 12/01/22 510 547
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 580 607
Bank of America Corp.
4.000% due 01/22/25 980 1,093
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 2,106
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 433 549
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 320 387
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 453

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BankUnited , Inc.
4.875% due 11/17/25 527 605
Barrick NA Finance LLC
5.750% due 05/01/43 535 767
BAT Capital Corp.
3.215% due 09/06/26 805 878
Series WI
4.390% due 08/15/37 800 883
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 605 715
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,548 1,691
Becton Dickinson and Co.
3.734% due 12/15/24 437 483
Berkley (WR) Corp.
4.000% due 05/12/50 730 872
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 486 548
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 365 374
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 527
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 520 536
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/44 (Þ) 452 608
BMW US Capital LLC
4.150% due 04/09/30 (Þ) 455 542
Boardwalk Pipelines, LP
4.800% due 05/03/29 540 617
Boeing Co. (The)
3.200% due 03/01/29 430 448
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 644
Booking Holdings, Inc.
4.100% due 04/13/25 508 573
BP Capital Markets America, Inc.
3.216% due 11/28/23 710 761
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 274 290
Bristol Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 745
Broadcom, Inc.
3.500% due 02/15/41 (Þ) 455 459
Series WI
3.150% due 11/15/25 815 884
4.750% due 04/15/29 575 673
4.150% due 11/15/30 600 680
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 536 580
Brookfield Finance LLC
3.450% due 04/15/50 676 699
Brown & Brown, Inc.
2.375% due 03/15/31 255 262
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 525
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 486
5.400% due 06/01/41 138 195
Capital One Bank USA NA
3.375% due 02/15/23 250 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cargill, Inc.
0.750% due 02/02/26 (Þ) 360 359
1.700% due 02/02/31 (Þ) 435 435
Caterpillar, Inc.
4.750% due 05/15/64 416 594
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 557 597
Centene Corp.
5.375% due 06/01/26 (Þ) 200 209
Series WI
4.250% due 12/15/27 300 317
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 611
4.200% due 03/15/28 509 578
Chevron Corp.
1.141% due 05/11/23 599 610
0.426% due 08/11/23 584 585
Cigna Corp.
2.400% due 03/15/30 325 339
3.400% due 03/15/50 528 573
Series WI
4.125% due 11/15/25 475 545
Cisco Systems, Inc.
3.625% due 03/04/24 116 128
Citadel, LP
4.875% due 01/15/27 (Þ) 625 690
Citigroup, Inc.
4.050% due 07/30/22 311 328
8.125% due 07/15/39 450 781
5.316% due 03/26/41 (SOFR +
4.548%)(Ê) 1,285 1,758
CNH Industrial Capital LLC
1.875% due 01/15/26 1,225 1,273
Coca-Cola Co. (The)
1.450% due 06/01/27 588 602
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 493
Comcast Corp.
3.600% due 03/01/24 546 599
3.700% due 04/15/24 5 5
3.400% due 04/01/30 1,305 1,483
6.550% due 07/01/39 515 783
CommonSpirit Health
4.350% due 11/01/42 205 241
4.187% due 10/01/49 785 905
Concho Resources, Inc.
3.750% due 10/01/27 240 274
Constellation Brands, Inc.
4.400% due 11/15/25 520 602
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 664
Costco Wholesale Corp.
1.375% due 06/20/27 593 608
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 642
6.450% due 12/01/36 (Þ) 870 1,195
Crown Castle International Corp.
5.250% due 01/15/23 542 591

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVS Health Corp.
4.780% due 03/25/38 125 155
5.050% due 03/25/48 320 419
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 691 801
Devon Energy Corp.
7.875% due 09/30/31 215 298
4.750% due 05/15/42 190 211
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 300 439
Diamondback Energy, Inc.
2.875% due 12/01/24 210 222
4.750% due 05/31/25 560 634
Discover Bank
Series BKNT
4.650% due 09/13/28 495 587
Discover Financial Services
3.750% due 03/04/25 538 591
Discovery Communications LLC
4.000% due 09/15/55 (Þ) 291 313
Class A
5.000% due 09/20/37 1,480 1,829
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 993
4.600% due 06/15/43 90 118
Dominion Energy, Inc.
3.071% due 08/15/24(~)(Ê) 35 38
Dominion Resources, Inc.
5.750% due 10/01/54 (USD 3 Month
LIBOR + 3.057%)(Ê) 524 573
Domtar Corp.
6.750% due 02/15/44 385 506
DTE Energy Co.
Series F
1.050% due 06/01/25 495 500
Edison International
2.400% due 09/15/22 544 557
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 488
Enbridge Energy Partners, LP
5.500% due 09/15/40 495 607
Energy Transfer Operating, LP
5.875% due 01/15/24 540 606
5.250% due 04/15/29 420 485
3.750% due 05/15/30 1,005 1,056
Enterprise Products Operating LLC
6.125% due 10/15/39 448 604
4.200% due 01/31/50 310 347
Equifax, Inc.
2.600% due 12/15/25 595 638
Series 5Y
3.950% due 06/15/23 860 928
Evergy , Inc.
5.292% due 06/15/22(~)(Ê) 805 847
Exelon Generation Co. LLC
5.600% due 06/15/42 482 553
Expedia, Inc.
Series WI
3.800% due 02/15/28 591 630
Exxon Mobil Corp.
2.726% due 03/01/23 555 581
4.327% due 03/19/50 235 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 371
FedEx Corp.
4.500% due 02/01/65 569 628
First Republic Bank
Series BKNT
2.500% due 06/06/22 150 154
Fiserv, Inc.
2.650% due 06/01/30 565 600
FLIR Systems, Inc.
2.500% due 08/01/30 485 508
Ford Holdings LLC
9.300% due 03/01/30 407 537
Ford Motor Co.
8.500% due 04/21/23 200 224
9.000% due 04/22/25 220 268
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 611
FS KKR Capital Corp.
4.125% due 02/01/25 574 597
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 405 411
GE Capital Funding LLC
4.050% due 05/15/27 (Þ) 540 617
General Electric Co.
3.625% due 05/01/30 540 600
5.875% due 01/14/38 395 528
4.250% due 05/01/40 345 394
Series MTNA
6.750% due 03/15/32 460 637
General Motors Co.
4.875% due 10/02/23 960 1,061
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 973
5.200% due 03/20/23 546 597
Genuine Parts Co.
1.875% due 11/01/30 600 590
Georgia Power Co.
4.300% due 03/15/43 565 688
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 529 565
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 631
Goldman Sachs Capital I
6.345% due 02/15/34 725 1,014
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,769
3.800% due 03/15/30 295 340
6.450% due 05/01/36 195 277
6.750% due 10/01/37 105 155
Harman International Industries, Inc.
4.150% due 05/15/25 521 581
HCA, Inc.
5.500% due 06/15/47 493 639
Health Care Service Corp., a Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 715 732
2.200% due 06/01/30 (Þ) 705 732
Hess Corp.
7.875% due 10/01/29 473 627
6.000% due 01/15/40 425 520

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 1,120 1,269
Class A
4.400% due 10/15/22 (Þ) 1 1
Series WI
6.350% due 10/15/45 456 592
HollyFrontier Corp.
2.625% due 10/01/23 380 390
4.500% due 10/01/30 619 650
Home Depot, Inc. (The)
2.625% due 06/01/22 475 489
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 521 529
HP, Inc.
6.000% due 09/15/41 478 612
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 958
HSBC USA, Inc.
7.200% due 07/15/97 358 593
Humana, Inc.
3.150% due 12/01/22 300 313
Hyatt Hotels Corp.
4.850% due 03/15/26 544 605
Intel Corp.
4.600% due 03/25/40 160 205
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 179
3.000% due 06/15/50 580 587
International Paper Co.
8.700% due 06/15/38 270 449
7.300% due 11/15/39 564 898
Jefferies Group LLC
6.500% due 01/20/43 498 672
Johnson & Johnson
4.950% due 05/15/33 417 575
JPMorgan Chase & Co.
7.750% due 07/15/25 260 334
3.200% due 06/15/26 190 211
8.750% due 09/01/30 405 602
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 460 497
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 427 594
Kinder Morgan, Inc.
5.550% due 06/01/45 340 426
Series GMTN
7.800% due 08/01/31 419 607
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 290
Kohl's Corp.
5.550% due 07/17/45 275 302
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,050 1,214
Kroger Co. (The)
3.850% due 08/01/23 541 583
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 752
Las Vegas Sands Corp.
3.200% due 08/08/24 567 596
Lehman Brothers Holdings
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.857% due 11/30/56 (Æ)(Ø)(Š) 1,450 —
Leidos , Inc.
3.625% due 05/15/25 (Þ) 160 178
Loews Corp.
6.000% due 02/01/35 337 465
Marathon Petroleum Corp.
5.000% due 09/15/54 519 584
Markel Corp.
5.000% due 04/05/46 420 559
Marriott International, Inc.
Series R
3.125% due 06/15/26 572 604
Mars, Inc.
2.375% due 07/16/40 (Þ) 630 627
Marsh & McLennan Cos., Inc.
4.050% due 10/15/23 551 600
Marvell Technology Group, Ltd.
4.200% due 06/22/23 230 248
McDonald's Corp.
3.300% due 07/01/25 522 577
Mercury General Corp.
4.400% due 03/15/27 590 664
Microsoft Corp.
2.875% due 02/06/24 563 604
MidAmerican Energy Co.
3.950% due 08/01/47 466 569
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 560 573
Mondelez International, Inc.
1.500% due 05/04/25 571 590
1.875% due 10/15/32 410 408
Morgan Stanley
Series 1654
4.100% due 05/22/23 1,260 1,360
Series F
3.875% due 04/29/24 1,335 1,474
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 425 517
Motorola Solutions, Inc.
5.500% due 09/01/44 503 642
MPLX, LP
4.800% due 02/15/29 840 995
Series WI
4.500% due 07/15/23 103 112
MultiCare Health System
2.803% due 08/15/50 715 730
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 309
Nasdaq, Inc.
3.250% due 04/28/50 525 554
National Oilwell Varco, Inc.
3.600% due 12/01/29 589 613
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 512 551
Nevada Power Co.
Series R
6.750% due 07/01/37 313 468
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 226
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.667% due 10/01/50 340 331
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 826
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 593
Northern Natural Gas Co.
4.100% due 09/15/42 (Þ) 444 494
Northrop Grumman Systems Corp.
7.750% due 02/15/31 369 556
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 600 623
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 459
Occidental Petroleum Corp.
2.900% due 08/15/24 550 532
3.500% due 08/15/29 395 367
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 387
ONEOK, Inc.
6.850% due 10/15/37 470 609
Oracle Corp.
2.950% due 04/01/30 900 988
3.900% due 05/15/35 478 570
3.600% due 04/01/40 1,155 1,300
3.600% due 04/01/50 290 324
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 677
2.100% due 08/01/27 685 695
2.500% due 02/01/31 635 631
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 291
Pacific LifeCorp
3.350% due 09/15/50 (Þ) 335 360
PacifiCorp
2.950% due 02/01/22 295 301
3.350% due 07/01/25 529 583
PepsiCo, Inc.
2.375% due 10/06/26 558 604
Philip Morris International, Inc.
4.375% due 11/15/41 635 769
Series NCD
2.375% due 08/17/22 240 247
Pioneer Natural Resources Co.
1.125% due 01/15/26 225 225
2.150% due 01/15/31 540 534
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 594 621
Precision Castparts Corp.
2.500% due 01/15/23 481 499
Procter & Gamble Co. (The)
2.800% due 03/25/27 537 595
Progress Energy, Inc.
7.750% due 03/01/31 389 575
Prospect Capital Corp.
3.706% due 01/22/26 540 534
Prudential Financial, Inc.
5.375% due 05/15/45 (USD 3 Month
LIBOR + 3.031%)(Ê) 500 551
PSEG Power LLC
8.625% due 04/15/31 412 632
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 378
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 247
3.700% due 05/01/28 210 242
Public Storage
2.370% due 09/15/22 579 597
PVH Corp.
Series WI
4.625% due 07/10/25 315 354
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 559 558
QVC, Inc.
4.850% due 04/01/24 705 766
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 513 553
Retail Properties of America, Inc.
4.000% due 03/15/25 582 612
Reynolds American, Inc.
7.250% due 06/15/37 390 532
8.125% due 05/01/40 715 1,085
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 500 539
Royalty Pharma PLC
1.200% due 09/02/25 (Þ) 760 766
1.750% due 09/02/27 (Þ) 265 270
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 252
5.000% due 03/15/27 480 567
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 157
3.900% due 10/15/29 1,055 1,110
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 729
Series FXD
3.500% due 06/07/24 536 579
Sherwin-Williams Co. (The)
2.300% due 05/15/30 558 579
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 543
Simon Property Group, LP
2.450% due 09/13/29 945 976
4.250% due 10/01/44 551 631
3.250% due 09/13/49 175 174
3.800% due 07/15/50 385 418
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 593
Southern California Edison Co.
6.650% due 04/01/29 479 600
Southern Power Co.
5.150% due 09/15/41 529 656
Southwest Airlines Co.
4.750% due 05/04/23 540 585
Spectra Energy Partners, LP
4.500% due 03/15/45 500 575

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,601
5.152% due 03/20/28 (Þ) 450 523
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 501
5.300% due 04/01/44 513 542
Synchrony Financial
3.950% due 12/01/27 557 622
Sysco Corp.
2.400% due 02/15/30 544 560
TCI Communications, Inc.
7.875% due 02/15/26 340 454
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 392
2.900% due 03/01/30 (Þ) 875 914
8.375% due 06/15/32 515 724
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 562 617
Time Warner Cable LLC
6.550% due 05/01/37 925 1,264
6.750% due 06/15/39 460 643
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 514
8.375% due 07/15/33 600 906
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 585 641
1.500% due 02/15/26 (Þ) 574 580
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 542 562
Tyson Foods, Inc.
4.500% due 06/15/22 547 572
Unilever Capital Corp.
3.125% due 03/22/23 548 582
UnitedHealth Group, Inc.
2.000% due 05/15/30 355 366
2.750% due 05/15/40 655 678
Unum Group
5.750% due 08/15/42 526 655
Upjohn, Inc.
2.300% due 06/22/27 (Þ) 552 583
Vale Overseas, Ltd.
6.250% due 08/10/26 482 592
Valero Energy Corp.
1.200% due 03/15/24 835 841
Verizon Communications, Inc.
2.625% due 08/15/26 531 578
7.750% due 12/01/30 1,565 2,365
Series WI
4.272% due 01/15/36 980 1,193
ViacomCBS , Inc.
3.700% due 08/15/24 460 503
4.750% due 05/15/25 505 582
5.900% due 10/15/40 380 502
4.600% due 01/15/45 455 541
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 316
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 569 589
Vornado Realty Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 01/15/25 429 457
Wachovia Capital Trust II
0.741% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 506
Walmart, Inc.
3.400% due 06/26/23 514 552
Walt Disney Co. (The)
1.650% due 09/01/22 537 548
Wells Fargo & Co.
3.069% due 01/24/23 1,465 1,505
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 795 874
5.950% due 12/15/36 100 138
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 1,060 1,109
4.650% due 11/04/44 463 566
Williams Cos., Inc. (The)
8.750% due 03/15/32 416 614
5.800% due 11/15/43 160 200
WPX Energy, Inc.
5.750% due 06/01/26 420 441
WRKCo , Inc.
3.000% due 06/15/33 460 501
214,086
International Debt - 9.5%
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 593 619
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 690 719
3.875% due 01/23/28 635 683
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 209
Series WI
3.600% due 11/28/24 554 605
America Movil SAB de CV
3.125% due 07/16/22 990 1,028
Antares Holdings LP
3.950% due 07/15/26 (Þ) 505 506
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 516
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 551 587
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 535 612
Banco Santander SA
3.500% due 04/11/22 426 442
2.749% due 12/03/30 1,000 1,007
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 531
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 310
Series REGS
3.650% due 09/19/22 115 119
Bank of Nova Scotia (The)
2.000% due 11/15/22 582 600
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 1,126 1,216
4.950% due 01/10/47 500 649

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 430 463
Brookfield Finance, Inc.
4.000% due 04/01/24 551 605
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 531 573
0.950% due 10/23/25 530 533
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 457 631
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 360 387
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 525 575
Cencosud SA
5.150% due 02/12/25 (Þ) 426 475
CI Financial Corp.
3.200% due 12/17/30 1,035 1,050
CNH Industrial NV
4.500% due 08/15/23 475 519
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 308
Credit Agricole SA
2.811% due 01/11/41 (Þ) 445 438
Credit Suisse Group AG
Series WI
4.550% due 04/17/26 495 577
Danone SA
2.589% due 11/02/23 (Þ) 563 591
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 608
Deutsche Bank AG
3.950% due 02/27/23 551 585
DH Europe Finance II SARL
2.600% due 11/15/29 531 570
Dryden 50 Senior Loan Fund
1.428% due 07/18/30 (~)(Ê)(Þ) 3,124 3,125
Ecopetrol SA
6.875% due 04/29/30 425 529
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 749
Enbridge, Inc.
3.700% due 07/15/27 549 625
Enel Finance International NV
4.625% due 09/14/25 (Þ) 1,185 1,367
Series 658A
3.500% due 04/06/28 (Þ) 513 578
Eni SpA
4.250% due 05/09/29 (Þ) 200 234
Series X-R
4.000% due 09/12/23 (Þ) 790 857
Equinor ASA
3.700% due 04/06/50 190 218
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 592
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 213
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 355 359
2.625% due 03/31/36 (Þ) 425 429
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GE Capital International Funding Co.,
Unlimited Co.
Series WI
3.373% due 11/15/25 542 599
4.418% due 11/15/35 1,663 1,948
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 489
Glencore Finance Canada, Ltd.
6.000% due 11/15/41 (Þ) 480 611
HSBC Bank PLC
7.650% due 05/01/25 385 473
HSBC Holdings PLC
4.950% due 03/31/30 635 782
6.100% due 01/14/42 375 551
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 635 644
Husky Energy Inc.
6.800% due 09/15/37 517 664
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 616
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 528 582
Kaupthing Bank HF
7.625% due 02/28/49 (Æ)(Ø)(Š)(Þ) 1,210 —
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 562
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 362
Meituan
2.125% due 10/28/25 (Þ) 596 608
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 298 347
Mexico Government International Bond
2.659% due 05/24/31 435 433
3.771% due 05/24/61 520 501
Mondelez International Holdings BV
2.125% due 09/19/22 (Þ) 72 74
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,166
National Bank of Canada
2.150% due 10/07/22 (Þ) 303 312
Natwest Group PLC
3.875% due 09/12/23 1,390 1,501
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 457
4.200% due 05/13/50 (Þ) 245 291
Nomura Holdings, Inc.
2.648% due 01/16/25 1,476 1,572
Panasonic Corp.
2.536% due 07/19/22 (Þ) 544 559
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 490
POSCO
2.375% due 01/17/23 (Þ) 587 605
RESIMAC Premier
1.274% due 02/07/52 (Þ) 1,427 1,431
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 990 994
2.200% due 09/02/30 (Þ) 620 628
SABIC Capital II BV

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/10/23 (Þ) 416 450
Sands China, Ltd.
Series WI
4.600% due 08/08/23 97 103
3.800% due 01/08/26 566 599
Sanofi
3.375% due 06/19/23 538 576
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 756
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 202
2.875% due 04/16/24 (Þ) 531 562
1.625% due 11/24/25 (Þ) 300 306
Scentre Group
3.625% due 01/28/26 (Þ) 690 761
4.375% due 05/28/30 (Þ) 525 609
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 985 1,016
Schlumberger Investment SA
1.400% due 09/17/25 405 412
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 580
Seagate HDD Cayman
4.875% due 03/01/24 515 556
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 571
Sky, Ltd.
3.750% due 09/16/24 (Þ) 538 598
Smith & Nephew PLC
2.032% due 10/14/30 605 608
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 638
4.250% due 04/14/25 (Þ) 500 552
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 380
Suncor Energy, Inc.
5.950% due 12/01/34 414 538
Swedbank AB
2.800% due 03/14/22 (Þ) 448 460
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 707
Series WI
4.400% due 11/26/23 605 669
5.000% due 11/26/28 490 606
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 569 606
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 509
Total Capital International SA
2.700% due 01/25/23 576 602
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 456 586
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 598 676
UBS Group AG
4.125% due 04/15/26 (Þ) 501 575
Validus Holdings, Ltd.
8.875% due 01/26/40 477 780
Volkswagen Group of America Finance
LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.875% due 11/22/23 (Þ) 1,155 1,161
1.250% due 11/24/25 (Þ) 1,115 1,121
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 535
72,643
Mortgage-Backed Securities - 23.6%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 261
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 73 74
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 15 10
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 951 954
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,570
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,371
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 2,150 2,134
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,188
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 2,074 2,107
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,461
Citigroup Mortgage Loan Trust, Inc.
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 86 87
Commercial Mortgage Trust
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 259
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,672 1,588
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,390
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 2,007
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 425 429
Eagle Re, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 752
Fannie Mae
3.500% due 2030 100 108
2.600% due 2031 330 361
2.500% due 2033 5,414 5,697
3.000% due 2033 258 275
5.500% due 2033 31 35
3.500% due 2034 210 229
5.500% due 2034 236 275
2.500% due 2035 1,615 1,728
4.500% due 2035 350 400
6.000% due 2035 68 80
5.500% due 2036 172 201
5.500% due 2037 119 139
5.500% due 2038 548 639
6.000% due 2039 34 41
4.500% due 2040 137 153
5.500% due 2040 479 560
4.000% due 2041 144 159
3.500% due 2043 1,235 1,381
4.000% due 2043 141 155
4.000% due 2044 756 833
3.500% due 2045 1,147 1,248
4.000% due 2045 703 768
4.000% due 2046 1,684 1,852
4.500% due 2046 372 421
4.000% due 2047 635 689
4.500% due 2047 141 155
4.000% due 2048 801 872
5.000% due 2048 2,954 3,275
3.000% due 2049 3,981 4,357
4.000% due 2049 714 783
2.000% due 2050 22,930 23,819
2.500% due 2050 11,969 12,708
3.000% due 2050 5,622 6,044
3.500% due 2050 736 800
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 215 212
Series 2014-C04 Class 1M2
5.068% due 11/25/24 (USD 1 Month
LIBOR + 4.900%)(Ê) 1,493 1,538
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 455 552
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 25 28
Series 2005-117 Class LC
5.500% due 11/25/35 90 95
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,964 246
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 2,451 270
Freddie Mac
3.500% due 2030 116 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2032 9 11
7.500% due 2032 6 7
2.500% due 2033 5,074 5,339
5.500% due 2034 21 24
4.000% due 2040 576 653
5.500% due 2041 184 216
3.500% due 2043 721 806
3.500% due 2044 122 136
4.000% due 2044 487 539
4.000% due 2045 830 926
3.500% due 2046 152 165
4.000% due 2047 1,034 1,122
4.500% due 2048 448 488
2.000% due 2050 4,685 4,897
2.500% due 2050 7,572 8,040
3.000% due 2050 15,358 16,677
2.000% due 2051 5,488 5,708
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2018-K082 Class A2
3.920% due 09/25/28 (~)(Ê) 4,682 5,610
Series 2021-K123 Class A2
1.621% due 12/01/30 2,920 3,003
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 231 275
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 476 540
Series 2006-3123 Class HT
5.000% due 03/15/26 122 130
Series 2010-3632 Class PK
5.000% due 02/15/40 130 146
Series 2012-4019 Class JD
3.000% due 05/15/41 140 147
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,711 163
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 2,363 280
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,345 609
Series 2020-5052
Interest Only STRIP
3.500% due 12/25/50 1,954 228
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 2,547 351
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 2,005 316
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 1,184 1,220
Series 2015-DN1 Class M3
4.318% due 01/25/25 (USD 1 Month
LIBOR + 4.150%)(Ê) 164 166
Ginnie Mae II
4.500% due 2042 153 171

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ginnie Mae REMICS
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 2,575 300
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,595 302
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 2,832 331
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 8,709 1,060
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 2,451 307
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 2,271 2,452
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 261
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41(~)(Ê) 54 54
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,061 3,695
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 5,048 4,972
Series 2019-NUGS Class D
3.300% due 12/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,172 1,181
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,873
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 216
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 36
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 305
Series 2018-SELF Class D
1.835% due 10/15/37 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 2,783 2,776
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 680
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,167
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 840
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.961% due 01/15/32 (~)(Ê)(Þ) 235 250
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.666% due 11/25/33 (~)(Ê) 309 313
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
3.838% due 03/25/34 (~)(Ê) 485 508
179,936
Municipal Bonds - 0.2%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 271 405
7.055% due 04/01/57 487 711
1,116
Non-US Bonds - 0.4%
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,714
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 759
United States Government Treasuries - 15.5%
United States Treasury Inflation Indexed
Bonds
0.375% due 07/15/23 8,032 8,557
0.375% due 07/15/25 4,800 5,315
3.375% due 04/15/32 4,354 6,638
2.125% due 02/15/40 1,686 2,592
0.875% due 02/15/47 3,116 4,131
United States Treasury Notes
0.125% due 05/31/22 11,520 11,524
1.500% due 09/15/22 1,895 1,937
0.250% due 04/15/23 6,000 6,016
1.750% due 05/15/23 4,655 4,826
1.250% due 07/31/23 4,490 4,613
2.000% due 02/15/25 5,295 5,656
3.000% due 10/31/25 1,055 1,184
2.250% due 11/15/25 3,080 3,350
0.375% due 12/31/25 295 294
1.625% due 02/15/26 5,900 6,248
2.250% due 03/31/26 1,710 1,866
1.625% due 05/15/26 3,807 4,034
1.500% due 08/15/26 5,704 6,006
2.375% due 05/15/27 2,630 2,913
0.500% due 05/31/27 3,970 3,932
2.750% due 02/15/28 515 585
2.375% due 05/15/29 1,230 1,373
0.875% due 11/15/30 625 613
1.125% due 05/15/40 1,675 1,533
1.375% due 11/15/40 1,250 1,191
2.750% due 11/15/42 1,905 2,276
3.125% due 08/15/44 1,475 1,874
2.875% due 08/15/45 1,055 1,291
2.750% due 11/15/47 2,846 3,429
3.000% due 02/15/48 1,871 2,358
3.375% due 11/15/48 495 668
1.250% due 05/15/50 3,060 2,648

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 08/15/50 5,485 4,901
1.625% due 11/15/50 1,800 1,711
118,083
Total Long-Term Investments
(cost $657,096) 685,604
Short-Term Investments - 8.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 460 473
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 260 262
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 553
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 312
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 200 203
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 510
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 362
Kaupthing Bank HF
7.625% due 02/28/20 (Æ)(Ø)(Š) 1,210 —
5.750% due 10/04/20 (Æ)(Ø)(Š) 100 —
5.750% due 10/04/20 (Æ)(Ø)(Š)(Þ) 100 —
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 130
Southern Natural Gas Co. LLC
4.400% due 06/15/21 380 382
U.S. Cash Management Fund(@) 41,426,391(∞) 41,418
United States Treasury Bills
0.030% due 02/04/21 (ž)(ç) 200 200
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 529 540
United States Treasury Notes
1.125% due 08/31/21 12,535 12,609
1.500% due 11/30/21 8,970 9,075
1.375% due 01/31/22 350 355
Total Short-Term Investments
(cost $67,408) 67,384
Total Investments - 98.8%
(identified cost $724,504) 752,988
Other Assets and Liabilities,
Net - 1.2%
8,760
Net Assets - 100.0%
761,748

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
26.8%
225 Liberty Street Trust 02/17/16 235,000 102.30 240
261
ACE Securities Corp. Mortgage Loan Trust 03/08/17 585,768 93.90 550
581
Adani Ports and Special Economic Zone, Ltd. 04/23/20 593,000 92.89 551
619
Air Liquide Finance SA 03/04/20 260,000 100.41 261
262
Alimentation Couche-Tard, Inc. 09/19/17 552,000 99.07 547
619
American Tower Trust #1 01/05/17 240,000 99.75 239
244
Antares Holdings LP 01/21/21 505,000 98.80 499
506
Apollo Management Holdings, LP 05/24/16 230,000 99.95 230
267
Apollo Management Holdings, LP 03/08/18 370,000 99.30 367
457
Apollo Management Holdings, LP 05/24/18 195,000 99.64 194
216
AT&T, Inc. 05/02/18 788,000 99.45 784
759
Athene Global Funding 06/12/19 140,000 100.34 140
145
Athene Global Funding 11/06/19 1,145,000 103.01 1,179
1,235
Aviation Capital Group LLC 09/03/20 607,000 97.05 589
658
Banco de Bogota SA 09/22/17 477,000 99.10 473
516
Banco de Credito e Inversiones SA 10/05/20 551,000 105.80 583
587
Banco Santander Mexico SA 04/14/20 535,000 100.00 535
612
Bangkok Bank PCL 06/19/18 382,000 126.28 482
531
Banistmo SA 12/07/17 300,000 99.95 300
310
Bayer US Finance II LLC 08/14/18 605,000 93.61 566
715
Bayer US Finance LLC 06/18/18 1,548,000 98.81 1,532
1,691
Bellemeade Re, Ltd. 08/26/20 951,374 100.51 956
954
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,570
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,371
Berkshire Hathaway Energy Co. 04/07/20 486,000 107.26 521
548
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,342,500 98.20 2,300
2,353
Blackstone / GSO Secured Lending Fund 10/16/20 520,000 99.14 516
536
Blackstone Holdings Finance Co. LLC 08/04/20 452,000 132.11 597
608
BMW US Capital LLC 04/06/20 455,000 99.86 454
542
British Airways Pass-Through Trust 11/17/20 430,000 100.00 430
463
Broadcom, Inc. 01/04/21 455,000 99.65 453
459
BX Trust 06/01/18 2,150,000 100.00 2,150
2,134
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,188
Cargill, Inc. 01/28/21 360,000 99.66 359
359
Cargill, Inc. 01/28/21 435,000 99.95 435
435
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
575
CCL Industries, Inc. 05/27/20 360,000 99.77 359
387
Cencosud SA 06/05/18 426,000 99.10 422
475
Centene Corp. 11/12/19 200,000 104.07 208
209
Chase Home Lending Mortgage Trust 07/22/20 2,074,189 100.00 2,074
2,107
Citadel, LP 09/11/19 625,000 99.77 624
690
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,392
2,461
Citigroup Mortgage Loan Trust, Inc. 02/01/17 85,829 97.87 84
87
CLI Funding VI LLC 09/29/20 608,033 100.00 608
616
CLI Funding VI LLC 10/02/20 3,214,750 99.98 3,214
3,278
Commercial Mortgage Trust 02/19/16 235,000 102.30 240
259
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,588
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.23 287
308
CoStar Group, Inc. 06/24/20 645,000 99.93 645
664
Cox Communications, Inc. 05/31/17 870,000 109.18 950
1,195
Cox Communications, Inc. 07/24/17 610,000 98.98 604
642
Credit Agricole SA 01/05/21 445,000 100.06 445
438
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,390
Danone SA 10/01/19 563,000 101.07 569
591
Danske Bank A/S 05/08/19 540,000 103.36 558
608
DBGS Mortgage Trust 04/03/19 1,961,000 101.32 1,987
2,007
Delta Air Lines Pass-Through Trust 06/11/20 691,000 104.71 724
801
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 424,557 100.57 427
429
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.14 1,502
1,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 300,000 115.42 346
439
Discovery Communications LLC 04/28/20 291,000 102.12 297
313
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,300
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,475
Dryden 50 Senior Loan Fund 11/17/20 3,124,000 99.99 3,123
3,125
Dryden Senior Loan Fund 04/18/18 1,600,000 100.15 1,602
1,600
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
752
ECAF, Ltd. 08/09/18 366,229 99.27 364
360

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Electricite de France SA 02/04/19 525,000 98.25 516
749
EMD Finance LLC 06/04/18 476,000 99.39 473
488
Enel Finance International NV 01/05/18 513,000 94.91 487
578
Enel Finance International NV 09/11/18 1,185,000 101.66 1,205
1,367
Eni SpA 09/05/18 790,000 99.71 788
857
Eni SpA 05/14/20 200,000 102.40 205
234
Farmers Exchange Capital III 10/12/16 290,000 99.14 288
371
FirstKey Homes Trust 07/31/20 1,182,000 99.99 1,182
1,193
FirstKey Homes Trust 10/02/20 1,193,000 100.00 1,193
1,199
FNA VI, LLC 01/22/21 908,000 99.98 908
908
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 102.55 497
510
Fresnillo PLC 09/29/20 200,000 98.02 196
213
GA Global Funding Trust Secured 01/08/21 405,000 99.89 405
411
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 355,000 100.00 355
359
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 425,000 100.00 425
429
Gazprom PJSC Via Gaz Capital SA 02/01/19 477,000 102.13 487
504
GE Capital Funding LLC 07/08/20 540,000 105.85 572
617
Glencore Finance Canada, Ltd. 08/04/20 480,000 121.75 584
611
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 705,000 99.62 702
732
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 715,000 99.80 714
732
Hewlett Packard Enterprise Co. 09/30/15 500 99.95 —
1
Hilton USA Trust 11/22/16 2,271,000 95.48 2,168
2,452
Hilton USA Trust 05/26/17 261,000 99.73 260
261
Intesa Sanpaolo SpA 06/18/18 560,000 90.14 505
616
Inversiones CMPC SA 07/06/20 528,000 106.53 562
582
Invitation Homes Trust 09/09/20 2,203,614 99.62 2,195
2,204
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.43 226
290
Land O'Lakes, Inc. 06/22/16 700,000 101.95 714
752
LCM XXV, Ltd. 07/10/17 4,073,000 99.75 4,063
4,074
Leidos , Inc. 05/26/20 160,000 105.81 169
178
Lukoil International Finance BV 09/19/17 527,000 101.13 533
562
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
362
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,640
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 5,000
5,000
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,786
Mars, Inc. 07/13/20 630,000 100.72 635
627
Meituan 12/02/20 596,000 101.42 604
608
Midwest Connector Capital Co. LLC 11/13/19 560,000 103.54 580
573
Mondelez International Holdings BV 09/04/20 72,000 102.74 74
74
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
4,972
Morgan Stanley Capital I Trust 08/15/18 4,060,871 100.00 4,061
3,695
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,181
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.57 36
36
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.14 216
216
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.24 1,831
1,873
Motiva Enterprises LLC 04/23/20 425,000 91.14 387
517
MSCG Trust 05/19/15 310,000 101.32 314
305
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,776
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
309
National Bank of Canada 10/05/20 303,000 102.78 311
312
Navient Private Education Refi Loan Trust 07/20/20 1,144,815 99.99 1,145
1,158
Navient Private Education Refi Loan Trust 07/23/20 5,582,323 101.05 5,641
5,705
Navient Private Education Refi Loan Trust 11/03/20 1,510,042 99.99 1,510
1,530
Navient Private Education Refi Loan Trust 01/19/21 1,127,000 99.99 1,127
1,127
Nestle Holdings, Inc. 04/22/20 512,000 105.93 542
551
New York Life Insurance Co. 04/08/20 195,000 99.40 194
226
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.51 417
457
Newcrest Finance Pty, Ltd. 10/08/20 245,000 116.52 285
291
NGPL PipeCo LLC 10/02/19 438,000 127.87 560
593
Northern Natural Gas Co. 06/05/18 444,000 96.37 428
494
Northern Natural Gas Co. 03/28/19 130,000 100.40 131
130
NRG Energy, Inc. 11/17/20 600,000 99.94 600
623
Oaktown Re III, Ltd. 01/26/21 678,000 100.50 681
680
Ohio National Financial Services, Inc. 01/16/20 365,000 99.94 365
387
One Market Plaza Trust 02/15/17 1,133,000 102.25 1,158
1,167
OneMain Financial Issuance Trust 10/26/18 614,644 98.51 606
616

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
OneMain Financial Issuance Trust 08/13/20 2,224,000 99.99 2,224
2,296
OneMain Financial Issuance Trust 09/02/20 1,195,000 108.47 1,296
1,283
Pacific Life Insurance Co. 06/15/18 255,000 92.24 235
291
Pacific LifeCorp 09/10/20 335,000 99.52 333
360
Panasonic Corp. 04/23/20 544,000 100.16 545
559
PFS Financing Corp. 06/16/20 4,947,000 100.66 4,979
5,026
PFS Financing Corp. 06/16/20 1,560,000 99.99 1,560
1,577
POSCO 01/04/21 587,000 103.16 606
605
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
840
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 245
250
RESIMAC Premier 09/23/20 1,426,754 100.00 1,427
1,431
Roche Holdings, Inc. 07/08/20 500,000 106.95 535
539
Royalty Pharma PLC 08/24/20 620,000 97.84 607
628
Royalty Pharma PLC 08/24/20 265,000 98.38 261
270
Royalty Pharma PLC 08/24/20 760,000 98.97 752
766
Royalty Pharma PLC 08/24/20 990,000 99.42 984
994
SABIC Capital II BV 04/07/20 416,000 100.62 419
450
Santander UK Group Holdings PLC 10/01/18 565,000 102.86 581
756
Saudi Arabian Oil Co. 04/07/20 531,000 98.86 525
562
Saudi Arabian Oil Co. 11/17/20 200,000 99.80 200
202
Saudi Arabian Oil Co. 11/17/20 300,000 99.97 300
306
Scentre Group 05/19/20 690,000 99.46 686
761
Scentre Group 05/19/20 525,000 99.79 524
609
Scentre Group Trust 2 09/16/20 985,000 100.00 985
1,016
Schneider Electric SE 04/22/19 557,000 100.10 558
580
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.05 552
571
Sky, Ltd. 01/05/21 538,000 111.29 599
598
Smithfield Foods, Inc. 03/27/19 500,000 101.17 506
593
Societe Generale SA 01/16/20 500,000 104.92 525
552
Societe Generale SA 01/16/20 605,000 99.84 604
638
SoFi Professional Loan Program Trust 07/20/20 981,791 102.15 1,003
1,005
SpringCastle America Funding LLC 09/16/20 5,696,210 100.00 5,696
5,740
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.15 1,477
1,601
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 108.92 490
523
Suncor Energy Ventures Corp. 12/14/18 365,000 99.93 365
380
Swedbank AB 10/02/20 448,000 102.60 460
460
TAL Advantage VII LLC 09/09/20 3,803,065 100.03 3,804
3,885
Tencent Holdings, Ltd. 01/04/21 569,000 106.81 608
606
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.14 859
914
Texas Eastern Transmission, LP 11/13/19 562,000 103.12 580
617
Textainer Marine Containers VII, Ltd. 08/04/20 2,633,242 101.94 2,684
2,702
Textainer Marine Containers VII, Ltd. 09/08/20 2,432,467 100.01 2,433
2,474
T-Mobile USA, Inc. 04/02/20 585,000 99.98 585
641
T-Mobile USA, Inc. 07/06/20 574,000 100.61 578
580
Towd Point Mortgage Trust 08/04/17 2,335,765 101.23 2,365
2,413
Towd Point Mortgage Trust 11/09/17 1,868,126 102.50 1,915
1,924
Towd Point Mortgage Trust 11/04/19 2,231,657 100.94 2,253
2,353
Towd Point Mortgage Trust 11/26/19 1,724,309 100.29 1,729
1,741
Towd Point Mortgage Trust 08/17/20 5,842,412 101.82 5,948
5,943
Trust Fibra Uno 10/11/19 598,000 105.41 630
676
UBS Group AG 07/07/20 501,000 113.11 567
575
Upjohn, Inc. 07/07/20 552,000 104.47 577
583
Vistra Operations Co. LLC 06/04/19 275,000 99.81 274
316
Volkswagen Group of America Finance LLC 10/05/20 569,000 103.13 587
589
Volkswagen Group of America Finance LLC 11/17/20 1,115,000 99.83 1,113
1,121
Volkswagen Group of America Finance LLC 11/17/20 1,155,000 99.86 1,153
1,161
Voya CLO, Ltd. 07/16/18 900,000 100.12 901
900
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
1,000
Voya CLO, Ltd. 03/05/19 3,480,000 99.94 3,478
3,481
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,654
204,078
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 256 AUD 37,342 03/21
(157)
Canadian 10 Year Government Bond Futures 53 CAD 7,823 03/21
(62)
United States 2 Year Treasury Note Futures 60 USD 13,259 03/21
3
United States 5 Year Treasury Note Futures 612 USD 77,036 03/21
(70)
United States 10 Year Treasury Note Futures 1,077 USD 147,583 03/21
(705)
United States 10 Year Ultra Treasury Note Futures 22 USD 3,384 03/21
(60)
United States Treasury Long Bond Futures 93 USD 15,692 03/21
(267)
United States Treasury Ultra Bond Futures 66 USD 13,511 03/21
(708)
Short Positions
Euro-Bund Futures 142 EUR 25,170 03/21
(90)
Long Gilt Futures 91 GBP 12,200 03/21
(10)
United States 2 Year Treasury Note Futures 174 USD 38,450 03/21
(33)
United States 5 Year Treasury Note Futures 46 USD 5,791 03/21
—
United States 10 Year Treasury Note Futures 152 USD 20,829 03/21
5
United States 10 Year Ultra Treasury Note Futures 31 USD 4,769 03/21
21
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,133)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 235 AUD 319 03/10/21 9
Bank of America USD 473 AUD 616 03/10/21 (2)
Bank of America USD 573 AUD 746 03/10/21 (3)
Bank of America USD 47 NOK 417 03/10/21 2
Bank of America USD 180 NOK 1,547 03/10/21 1
Bank of America USD 326 NOK 2,781 03/10/21 (1)
Bank of America AUD 18,620 USD 13,606 03/10/21 (628)
Bank of America NOK 60,723 USD 6,696 03/10/21 (393)
Bank of Montreal USD 3,191 NOK 28,000 03/17/21 78
Bank of Montreal CAD 2,000 USD 1,565 03/17/21 1
Bank of Montreal SEK 13,800 USD 1,629 03/17/21 (23)
Bank of New York USD 2,600 GBP 1,895 03/10/21 (4)
Bank of New York USD 3,096 GBP 2,312 03/10/21 72
Bank of New York USD 16,868 GBP 12,723 03/10/21 568
Bank of New York USD 3,196 NOK 28,000 03/17/21 73
Bank of New York CAD 2,000 USD 1,564 03/17/21 —
Bank of New York GBP 219 USD 298 03/10/21 (2)
Bank of New York SEK 13,800 USD 1,631 03/17/21 (21)
Citigroup USD 6,823 NZD 9,900 03/10/21 291
Citigroup NZD 258 USD 181 03/10/21 (5)
Citigroup NZD 279 USD 201 03/10/21 1
Citigroup NZD 299 USD 214 03/10/21 (1)
Commonwealth Bank of Australia USD 6,679 JPY 696,105 03/10/21 (31)
Commonwealth Bank of Australia USD 70 SEK 582 03/10/21 —
Commonwealth Bank of Australia USD 323 SEK 2,642 03/10/21 (7)
Commonwealth Bank of Australia JPY 4,767 USD 46 03/10/21 —
Commonwealth Bank of Australia JPY 351,333 USD 3,405 03/10/21 50
Commonwealth Bank of Australia SEK 57,630 USD 6,763 03/10/21 (135)
JPMorgan Chase USD 3,199 NOK 28,000 03/17/21 70
JPMorgan Chase CAD 2,000 USD 1,564 03/17/21 —
JPMorgan Chase GBP 2,032 USD 2,787 02/17/21 3
JPMorgan Chase SEK 13,800 USD 1,631 03/17/21 (21)
Royal Bank of Canada USD 13,371 CAD 17,497 03/10/21 313
Royal Bank of Canada USD 8,639 EUR 7,013 03/10/21 (122)
Royal Bank of Canada USD 16,715 EUR 14,047 03/10/21 345
Royal Bank of Canada USD 3,205 NOK 28,000 03/17/21 64

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 52 USD 40 03/10/21 (1)
Royal Bank of Canada CAD 357 USD 280 03/10/21 1
Royal Bank of Canada CAD 416 USD 325 03/10/21 —
Royal Bank of Canada CAD 2,000 USD 1,565 03/17/21 1
Royal Bank of Canada EUR 2,805 USD 3,403 03/10/21 (4)
Royal Bank of Canada EUR 7,470 USD 8,913 03/10/21 (160)
Royal Bank of Canada SEK 13,800 USD 1,632 03/17/21 (20)
Standard Chartered USD 3,195 NOK 28,000 03/17/21 74
Standard Chartered CAD 2,000 USD 1,564 03/17/21 —
Standard Chartered SEK 13,800 USD 1,631 03/17/21 (22)
UBS USD 279 CHF 248 03/10/21 (1)
UBS USD 620 CHF 546 03/10/21 (6)
UBS CHF 177 USD 195 03/10/21 (4)
UBS CHF 18,084 USD 19,912 03/10/21 (411)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(11)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 95,359 $ 908
$ —
$ 96,267
Corporate Bonds and Notes — 214,086 —
—
214,086
International Debt — 72,643 —
—
72,643
Mortgage-Backed Securities — 179,936 —
—
179,936
Municipal Bonds — 1,116 —
—
1,116
Non-US Bonds — 2,714 —
—
2,714
United States Government Agencies — 759 —
—
759
United States Government Treasuries — 118,083 —
—
118,083
Short-Term Investments — 25,966 —
41,418
67,384
Total Investments — 710,662 908 41,418 752,988
Other Financial Instruments
Assets
Futures Contracts 29 — — — 29
Foreign Currency Exchange Contracts — 2,017 — — 2,017
Liabilities
Futures Contracts (2,162) — — — (2,162)
Foreign Currency Exchange Contracts — (2,028) — — (2,028)
Total Other Financial Instruments
*
$ (2,133) $ (11) $ — $ — $ (2,144)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
5,462
Bermuda .................................................................................
1,460
Canada ....................................................................................
9,608
Cayman Islands .......................................................................
5,494
Chile .......................................................................................
2,527
China ......................................................................................
814
Colombia .................................................................................
1,045
Denmark .................................................................................
608
France .....................................................................................
4,988
Germany .................................................................................
2,867
India .......................................................................................
619
Ireland ....................................................................................
4,912
Italy ........................................................................................
1,707
Japan ......................................................................................
4,113
Jersey ......................................................................................
1,363
Luxembourg ............................................................................
570
Macao .....................................................................................
103
Mexico ....................................................................................
3,597
Netherlands ............................................................................
4,837
Norway ....................................................................................
218
Panama ...................................................................................
429
Philippines ..............................................................................
531
Russia .....................................................................................
504
Saudi Arabia ...........................................................................
1,520
South Korea ............................................................................
605
Spain .......................................................................................
1,449
Sweden ....................................................................................
460
Switzerland .............................................................................
577
United Kingdom ......................................................................
13,278
United States ...........................................................................
676,723
Total Investments .................................................................... 752,988

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.6%
Asset-Backed Securities - 10.0%
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,597
AmeriCredit Automobile Receivables
Trust
Series 2018-1 Class A3
3.070% due 12/19/22 117 118
Series 2020-1 Class A2A
1.100% due 03/20/23 291 291
Series 2020-3 Class A2
0.420% due 03/18/24 815 816
Antares CLO Ltd.
Series 2020-1A Class A1
2.113% due 10/23/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 325 326
Arivo Acceptance, LLC
Series 2021-1A Class A
1.190% due 01/15/27 (Þ) 385 387
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2016-2A Class A
2.720% due 11/20/22 (Þ) 440 446
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,950 2,000
BA Credit Card Trust
Series 2018-A1
2.700% due 07/17/23 1,900 1,902
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 204 205
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 496 499
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 182 183
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 850 857
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,141
Chesapeake Funding II LLC
Series 2020-1A Class A1
0.870% due 08/16/32 (Þ) 631 635
CNH Equipment Trust
Series 2020-A Class A2
1.080% due 07/17/23 225 225
Drive Auto Receivables Trust
Series 2019-3 Class A3
2.490% due 06/15/23 431 432
Series 2020-1 Class A2
1.990% due 12/15/22 51 51
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 318 319
Elmwood CLO II, Ltd.
Series 2019-2A Class A
1.722% due 04/20/31 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 380 380
Exeter Automobile Receivables Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4A Class A
2.180% due 01/17/23 (Þ) 9 9
Series 2020-2A Class A
1.130% due 08/15/23 (Þ) 495 496
Series 2020-3A Class A2
0.460% due 10/17/22 156 156
Series 2021-1A Class A2
0.300% due 06/15/23 755 755
Series 2021-1A Class B
0.500% due 02/18/25 570 570
Ford Credit Auto Owner Trust
Series 2020-B Class A2
0.500% due 02/15/23 1,658 1,660
Foursight Capital Automobile
Receivables Trust
Series 2018-1 Class C
3.680% due 08/15/23 (Þ) 800 816
GM Financial  Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 553
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 387 388
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,984
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 489
Hertz Vehicle Financing II, LP
Series 2018-1A Class A
3.290% due 02/25/24 (Þ) 52 52
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 160 161
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 347 363
Home Equity Asset Trust
Series 2006-2 Class 1A1
0.570% due 05/25/36 (USD 1 Month
LIBOR + 0.420%)(Ê)(Þ) 272 272
Home Partners of America Trust
Series 2017-1 Class B
1.501% due 07/17/34 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 450 451
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 230 234
Series 2020-3 Class A2
0.270% due 02/21/23 1,000 1,001
HPEFS Equipment Trust
Series 2020-2A Class A2
0.650% due 07/22/30 (Þ) 655 656
Hyundai Auto Lease Securitization Turst
Series 2021-A Class A3
0.330% due 01/16/24 (Þ) 715 716
Series 2021-A Class B
0.610% due 10/15/25 (Þ) 385 386
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 415 417
Series 2020-B Class A2
0.380% due 03/15/23 540 541
Series 2020-C Class A2

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.260% due 09/15/23 750 750
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
2.305% due 07/20/26 (USD 3 Month
LIBOR + 1.170%)(Ê)(Þ) 15 15
John Deere Owner Trust
Series 2020-B Class A2
0.410% due 03/15/23 220 220
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 680 682
Series 2020-2 Class B
0.840% due 02/25/28 (Þ) 405 406
Laurel Road Prime Student Loan Trust
Series 2020-A Class A1FX
0.720% due 11/25/50 (Þ) 279 279
Magnetite XXVIII Ltd
Series 2020-28A Class A
1.487% due 10/25/31 (USD 3 Month
LIBOR + 1.270%)(Ê)(Þ) 435 436
MF1, Ltd.
Series 2020-FL4 Class A
1.851% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 251
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 130 131
MVW Owner Trust
Series 2020-1A Class A
1.740% due 10/20/37 (Þ) 221 226
Navient Private Education Refi Loan
Trust
3.520% due 06/16/42 479 489
Series 2020-CA Class A1
0.909% due 11/15/68 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 267 268
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 759 769
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 550 550
Navient Student Loan Trust
Series 2020-BA Class A1
1.800% due 01/15/69 (Þ) 302 303
Neuberger Berman CLO, Ltd.
1.060% due 04/15/33 275 275
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 123 123
Series 2019-C Class A2A
1.970% due 09/15/22 278 279
Orange Lake Timeshare Trust
Series 2018-A Class A
3.100% due 11/08/30 (Þ) 39 40
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 653 683
PFS Financing Corp.
Series 2018-F Class A
3.520% due 10/15/23 (Þ) 795 813
Prestige Auto Receivables Trust
Series 2020-1A Class A2
0.520% due 02/15/24 (Þ) 545 545
RASC Series Trust
Series 2005-AHL3 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.508% due 11/25/35 (USD 1 Month
LIBOR + 0.340%)(Ê) 171 170
Santander Drive Auto Receivables Trust
Series 2020-4 Class A2
0.420% due 09/15/23 545 546
Satander Consumer Auto Receivables
Trust
Series 2021-AA Class A2
0.230% due 11/15/23 (Þ) 330 330
Series 2021-AA Class A3
0.330% due 10/15/25 (Þ) 495 495
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 214 231
SoFi Consumer Loan Program Trust
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 11 11
Series 2017-6 Class A2
2.820% due 11/25/26 (Þ) 160 161
Series 2018-2 Class A2
3.350% due 04/26/27 (Þ) 26 26
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 377 381
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 132 135
South Carolina Student Loan Corp.
Series 2015-A Class A
1.668% due 01/25/36 (USD 1 Month
LIBOR + 1.500%)(Ê) 696 703
Stack Infrastructure Issuer LLC
Series 2020-1A Class A2
1.893% due 08/25/45 (Þ) 330 334
Symphony CLO XIV, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 410
Tidewater Auto Receivables Trust
Series 2020-AA Class A2
1.390% due 08/15/24 (Þ) 481 485
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 140 140
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 148 155
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 239 239
Series 2020-3 Class A1
3.088% due 02/25/63 (~)(Ê)(Þ) 441 459
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,529
Wheels SPV 2, LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 490 491
Zais CLO 16, Ltd.
Series 2020-16A Class A2
2.590% due 10/20/31 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 375 378
43,278
Corporate Bonds and Notes - 39.8%
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 250

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AbbVie, Inc.
3.600% due 05/14/25 160 177
Series WI
2.600% due 11/21/24 935 999
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 551
Air Lease Corp.
2.250% due 01/15/23 500 514
3.250% due 03/01/25 681 729
Ally Financial, Inc.
1.450% due 10/02/23 165 168
Alphabet, Inc.
3.375% due 02/25/24 617 674
Altria Group, Inc.
4.800% due 02/14/29 200 238
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 556 579
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 992 973
American Express Co.
2.750% due 05/20/22 890 916
2.500% due 08/01/22 1,500 1,547
American Honda Finance Corp.
2.050% due 01/10/23 635 656
2.900% due 02/16/24 1,500 1,602
1.200% due 07/08/25 555 565
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,111
Anthem, Inc.
3.500% due 08/15/24 485 531
Apple, Inc.
0.750% due 05/11/23 2,036 2,062
2.500% due 02/09/25 155 167
Archer-Daniels-Midland Co.
2.750% due 03/27/25 485 525
Ares Capital Corp.
3.250% due 07/15/25 642 679
AT&T, Inc.
Series WI
4.450% due 04/01/24 105 117
3.950% due 01/15/25 526 587
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 217
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 656 690
Avnet, Inc.
4.875% due 12/01/22 230 247
Bank of America Corp.
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 438
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,319
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,657
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,547
1.600% due 04/24/25 1,275 1,326
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 622 680
Becton Dickinson and Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.363% due 06/06/24 653 709
Series WI
6.700% due 12/01/26 175 220
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 534 578
4.050% due 04/15/25 (Þ) 965 1,088
Series WI
3.500% due 02/01/25 92 101
Berkshire Hathaway, Inc.
2.750% due 03/15/23 640 670
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 154
3.750% due 10/01/24 562 589
Blackstone / GSO Secured Lending Fund
3.625% due 01/15/26 (Þ) 165 170
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 413
Boeing Co. (The)
1.950% due 02/01/24 975 1,001
4.875% due 05/01/25 320 361
BP Capital Markets America, Inc.
3.216% due 11/28/23 340 364
3.194% due 04/06/25 835 911
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 170 184
Broadcom, Inc.
Series WI
3.150% due 11/15/25 915 992
3.459% due 09/15/26 635 699
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 649 673
Cargill, Inc.
0.0750 due 02/02/26 (Þ) 110 110
Carrier Global Corp.
Series WI
1.923% due 02/15/23 410 422
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 625 692
Series WI
4.908% due 07/23/25 870 1,003
Chevron Corp.
1.141% due 05/11/23 1,600 1,629
0.426% due 08/11/23 673 674
2.895% due 03/03/24 550 587
1.554% due 05/11/25 810 836
0.687% due 08/12/25 610 607
Citibank NA
Series BKNT
2.844% due 05/20/22 (USD 3 Month
LIBOR + 0.596%)(Ê) 1,030 1,038
Citigroup, Inc.
2.700% due 10/27/22 1,785 1,852
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 945 1,026
Citizens Bank NA
Series BKNT
3.250% due 02/14/22 620 637
2.250% due 04/28/25 735 777

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CNH Industrial Capital LLC
4.375% due 04/05/22 387 403
1.950% due 07/02/23 500 515
1.875% due 01/15/26 250 260
Colgate-Palmolive Co.
3.250% due 03/15/24 2,000 2,178
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 581 675
Comcast Corp.
3.700% due 04/15/24 435 478
3.100% due 04/01/25 700 767
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 655
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 358
CVS Health Corp.
3.700% due 03/09/23 76 81
2.625% due 08/15/24 600 641
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 506 587
Series 071A
6.821% due 08/10/22 1,448 1,492
Series AA
3.204% due 04/25/24 985 1,020
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 572 611
Discover Financial Services
5.200% due 04/27/22 627 662
DTE Energy Co.
Series F
1.050% due 06/01/25 110 111
DuPont de Nemours, Inc.
2.169% due 05/01/23 702 706
Edison International
4.950% due 04/15/25 620 705
Energy Transfer Operating, LP
5.875% due 01/15/24 515 578
Enterprise Products Operating LLC
3.900% due 02/15/24 145 159
Equifax, Inc.
2.600% due 12/15/25 65 70
Series 5Y
3.950% due 06/15/23 435 469
Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 305 328
Exelon Generation Co. LLC
3.250% due 06/01/25 1,121 1,218
Expedia Group, Inc.
Series 144a
6.250% due 05/01/25 (Þ) 509 588
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,467
2.019% due 08/16/24 647 680
2.992% due 03/19/25 2,090 2,271
FedEx Corp.
2.625% due 08/01/22 659 681
Finance of America Funding LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 11/15/25 (Þ) 255 254
Florida Power & Light Co.
2.850% due 04/01/25 300 326
Ford Motor Co.
8.500% due 04/21/23 200 224
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 284
3.087% due 01/09/23 265 268
4.140% due 02/15/23 890 917
3.370% due 11/17/23 550 560
FS KKR Capital Corp.
4.125% due 02/01/25 678 706
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 285 289
General Motors Financial Co., Inc.
3.450% due 04/10/22 410 422
3.550% due 07/08/22 675 703
1.700% due 08/18/23 550 563
4.875% due 10/02/23 656 725
1.271% due 11/17/23 (SOFR +
1.200%)(Ê) 325 328
1.250% due 01/08/26 650 648
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 120 126
3.375% due 05/15/23 513 548
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 582
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 640 681
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 494
3.200% due 02/23/23 665 701
3.500% due 04/01/25 1,200 1,325
Series DMTN
3.625% due 02/20/24 930 1,011
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 450 451
HCA, Inc.
4.750% due 05/01/23 623 678
5.000% due 03/15/24 395 445
Health Care Service Corp., a Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 265 271
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 595 674
Honeywell International, Inc.
2.300% due 08/15/24 1,600 1,704
Host Hotels & Resorts, LP
Series D
3.750% due 10/15/23 647 685
Huntsman International LLC
Series WI
5.125% due 11/15/22 641 681
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 283
1.300% due 01/08/26 (Þ) 400 400
Intercontinental Exchange, Inc.
Series FXD
0.700% due 06/15/23 800 806
International Business Machines Corp.
3.000% due 05/15/24 1,000 1,080

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jackson National Life Global Funding
3.300% due 02/01/22 (Þ) 795 818
3.050% due 04/29/26 (Þ) 650 716
John Deere Capital Corp.
2.700% due 01/06/23 1,000 1,047
Johnson & Johnson
2.250% due 03/03/22 1,100 1,124
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,275
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 251
1.040% due 02/04/27 (SOFR +
0.695%)(Ê) 500 500
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 471
Kraft Heinz Foods Co.
Series WI
3.750% due 04/01/30 325 349
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 521
Las Vegas Sands Corp.
3.200% due 08/08/24 99 104
2.900% due 06/25/25 573 595
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Š)(Æ)(Ø) 270 —
Leidos , Inc.
2.950% due 05/15/23 (Þ) 480 504
Lennar Corp.
4.750% due 11/15/22 343 363
LYB International Finance III LLC
2.875% due 05/01/25 805 867
Main Street Capital Corp.
5.200% due 05/01/24 568 615
Marathon Petroleum Corp.
4.700% due 05/01/25 590 673
Marriott International, Inc.
Series WI
3.750% due 03/15/25 687 739
Merck & Co., Inc.
2.750% due 02/10/25 2,000 2,157
Microsoft Corp.
2.650% due 11/03/22 1,052 1,094
2.000% due 08/08/23 556 578
3.125% due 11/03/25 91 101
MidAmerican Energy Co.
3.700% due 09/15/23 387 417
Mondelez International, Inc.
2.125% due 04/13/23 682 706
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 798
Series 1654
4.100% due 05/22/23 385 416
Series GMTN
3.125% due 01/23/23 745 785
MPLX, LP
1.750% due 03/01/26 625 637
Series WI
4.500% due 07/15/23 237 257
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,461 2,649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NiSource, Inc.
0.950% due 08/15/25 435 435
Nissan Motor Acceptance Corp.
3.875% due 09/21/23 (Þ) 633 675
Norfolk Southern Corp.
2.903% due 02/15/23 1,235 1,292
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 572
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,385
2.400% due 09/21/22 653 677
Office Properties Income Trust
4.250% due 05/15/24 664 700
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 404 437
Oracle Corp.
2.500% due 04/01/25 1,425 1,525
Owl Rock Capital Corp.
3.750% due 07/22/25 673 701
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 462
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 506
PacifiCorp
3.600% due 04/01/24 621 677
PepsiCo, Inc.
2.750% due 03/01/23 194 204
0.750% due 05/01/23 496 502
Phillips 66
0.900% due 02/15/24 415 416
Piedmont Operating Partnership, LP
3.400% due 06/01/23 643 671
Pioneer Natural Resources Co.
1.125% due 01/15/26 110 110
Precision Castparts Corp.
3.250% due 06/15/25 501 552
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 285
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,664
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,235
Prospect Capital Corp.
5.875% due 03/15/23 646 678
3.706% due 01/22/26 165 163
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,090
Series REGS
1.170% due 07/15/25 (Þ) 930 942
Prudential Financial, Inc.
Series XW7
5.200% due 03/15/44 (USD 3 Month
LIBOR + 3.040%)(Ê) 676 724
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 322 322
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 403
Royalty Pharma PLC
1.200% due 09/02/25 (Þ) 130 131
1.750% due 09/02/27 (Þ) 180 184
Sabine Pass Liquefaction LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.750% due 05/15/24 500 572
5.625% due 03/01/25 585 682
Santander Holdings USA, Inc.
3.450% due 06/02/25 160 174
Series WI
3.400% due 01/18/23 661 693
Service Properties Trust
7.500% due 09/15/25 275 310
Southern California Edison Co.
1.845% due 02/01/22 659 660
Southern Power Co.
0.900% due 01/15/26 550 549
Southwest Airlines Co.
4.750% due 05/04/23 510 553
Spectra Energy Partners, LP
4.750% due 03/15/24 608 678
Starbucks Corp.
1.300% due 05/07/22 675 683
State Street Corp.
3.100% due 05/15/23 1,900 2,016
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 155 171
Synchrony Bank
Series BKNT
3.000% due 06/15/22 662 682
Synchrony Financial
4.250% due 08/15/24 655 720
Sysco Corp.
3.550% due 03/15/25 538 595
5.650% due 04/01/25 526 625
Thermo Fisher Scientific, Inc.
4.133% due 03/25/25 576 652
Time Warner Entertainment Co., LP
8.375% due 03/15/23 607 706
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 1,705 1,870
Total Capital International SA
2.875% due 02/17/22 1,731 1,777
Toyota Motor Credit Corp.
3.000% due 04/01/25 1,255 1,372
Series GMTN
2.700% due 01/11/23 970 1,015
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 485 444
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 654
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 562 583
Unilever Capital Corp.
2.600% due 05/05/24 640 683
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 1,149 1,174
United Parcel Service, Inc.
2.500% due 04/01/23 651 680
Upjohn, Inc.
1.650% due 06/22/25 (Þ) 922 950
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 340 345
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,207
Valero Energy Corp.
1.200% due 03/15/24 270 272
Verizon Communications, Inc.
5.150% due 09/15/23 597 670
Series WI
4.016% due 12/03/29 603 707
ViacomCBS , Inc.
4.750% due 05/15/25 260 300
5.875% due 02/28/57 (USD 3 Month
LIBOR + 3.895%)(Ê) 170 175
VMware, Inc.
4.500% due 05/15/25 860 976
Volkswagen Group of America Finance
LLC
2.900% due 05/13/22 (Þ) 179 185
Vornado Realty Trust
3.500% due 01/15/25 553 589
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 115 127
Walmart, Inc.
2.550% due 04/11/23 118 123
3.400% due 06/26/23 2,041 2,191
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,457
Series WI
3.000% due 09/15/22 551 575
4.000% due 10/01/23 690 753
Wells Fargo & Co.
3.500% due 03/08/22 605 626
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 895
Series BKNT
3.550% due 08/14/23 1,165 1,256
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 762 819
WPX Energy, Inc.
5.750% due 06/01/26 260 273
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 894
172,098
International Debt - 16.5%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.875% due 08/14/24 699 729
America Movil SAB de CV
3.125% due 07/16/22 340 353
Apidos CLO XXI
Series 2018-21A Class A1R
2.065% due 07/18/27 (USD 3 Month
LIBOR + 0.930%)(Ê)(Þ) 256 256
Balboa Bay Loan Funding, Ltd.
Series 2020-1A Class A
1.490% due 01/20/32 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 325 325
Banco de Credito del Peru

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 01/11/25 (Þ) 546 570
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 576
Banco Internacional del Peru SAA
Interbank
3.375% due 01/18/23 (Þ) 644 668
Banco Santander SA
3.500% due 04/11/22 639 662
Bancolombia SA
3.000% due 01/29/25 559 576
Bank of Montreal
2.500% due 06/28/24 1,500 1,598
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 571
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 977
1.950% due 02/01/23 625 645
1.625% due 05/01/23 691 710
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 210 225
Barclays Bank PLC
1.700% due 05/12/22 630 641
Barclays PLC
4.375% due 09/11/24 664 738
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 592
BAT Capital Corp.
1.668% due 03/25/26 725 736
3.215% due 09/06/26 260 284
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 630 686
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 622 675
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 589
BNP Paribas SA
4.250% due 10/15/24 596 668
Series REGS
3.500% due 03/01/23 1,800 1,911
BP Capital Markets PLC
2.750% due 05/10/23 651 685
Canadian Imperial Bank of Commerce
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 687 710
0.950% due 10/23/25 220 221
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 612 670
Cencosud SA
5.150% due 02/12/25 (Þ) 511 570
Chesapeake Funding II LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 730 734
Series 2018-2A Class A1
3.230% due 08/15/30 (Þ) 664 674
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 724 737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CNH Industrial NV
4.500% due 08/15/23 623 681
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 659
Credit Suisse Group AG
2.997% due 12/14/23 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 144 150
Series WI
3.800% due 06/09/23 516 555
Daimler Finance NA LLC
Series REGS
3.400% due 02/22/22 1,600 1,651
Danone SA
3.000% due 06/15/22 (Þ) 660 684
Danske Bank A/S
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 717 721
Deutsche Bank AG
3.300% due 11/16/22 575 600
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 664 684
Enbridge Energy Partners, LP
3.500% due 06/10/24 656 711
Enel Finance International NV
4.625% due 09/14/25 (Þ) 617 712
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 622 675
Equinor ASA
2.875% due 04/06/25 3,420 3,706
Falabella SA
3.750% due 04/30/23 (Þ) 642 677
Heineken NV
3.400% due 04/01/22 (Þ) 394 407
2.750% due 04/01/23 (Þ) 281 295
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 399 412
5.250% due 01/12/24 262 293
Lloyds Bank PLC
2.250% due 08/14/22 1,625 1,671
Lloyds Banking Group PLC
4.500% due 11/04/24 113 126
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 635 677
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 474
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 642 679
Mylan NV
Series WI
3.950% due 06/15/26 340 387
National Bank of Canada
2.100% due 02/01/23 691 713
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 663 696
Nomura Holdings, Inc.
2.648% due 01/16/25 200 213
Nordea Bank AB
4.250% due 09/21/22 (Þ) 514 546

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 433
Province of Ontario
2.200% due 10/03/22 1,300 1,342
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 553 579
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,812
Royal Bank of Canada
0.500% due 10/26/23 700 702
Series GMTN
2.750% due 02/01/22 800 820
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 710 713
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 628 680
Santander UK Group Holdings PLC
3.571% due 01/10/23 687 707
2.100% due 01/13/23 895 924
5.000% due 11/07/23 (Þ) 531 584
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 202
2.875% due 04/16/24 (Þ) 560 593
Scentre Group
3.625% due 01/28/26 (Þ) 160 176
Schlumberger Investment SA
1.400% due 09/17/25 270 275
Schneider Electric SE
2.950% due 09/27/22 (Þ) 633 659
Shell International Finance BV
3.400% due 08/12/23 1,910 2,057
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 391 402
Societe Generale SA
2.625% due 01/22/25 (Þ) 265 280
4.250% due 04/14/25 (Þ) 642 709
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 675 718
State Bank of India
4.875% due 04/17/24 (Þ) 385 424
Sumitomo Mitsui Banking Corp.
2.784% due 07/12/22 534 553
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 500 520
Suncor Energy, Inc.
2.800% due 05/15/23 850 892
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 607 666
Syngenta Finance NV
3.125% due 03/28/22 418 423
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 486
Telefonica Emisiones SA
4.570% due 04/27/23 624 681
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 610 667
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 297
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.450% due 09/11/23 1,450 1,454
Total Capital Canada, Ltd.
2.750% due 07/15/23 628 665
Total Capital International SA
2.700% due 01/25/23 676 707
Trust Fibra Uno
5.250% due 12/15/24 (Þ) 652 724
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 404
UBS Group AG
3.491% due 05/23/23 (Þ) 159 165
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 938
Unilever Capital Corp.
3.100% due 07/30/25 1,500 1,657
Venture VIII CDO, Ltd.
Series 2021-25A Class BR
1.924% due 04/20/29 (USD 3 Month
LIBOR + 1.700%)(Ê)(Þ) 220 220
Volkswagen Group of America Finance
LLC
0.875% due 11/22/23 (Þ) 360 362
1.250% due 11/24/25 (Þ) 325 327
Westpac Banking Corp.
2.000% due 01/13/23 395 408
71,424
Loan Agreements - 0.0%
Sungard AS New Holdings III LLC Term
Loan
4.374% due 02/03/22 (USD 3 Month
LIBOR + 2.500%)(Ê) 75 69
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (USD 3 Month
LIBOR + 4.000%)(Ê) 241 22
91
Mortgage-Backed Securities - 11.9%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 310
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 133 134
Series 2020-BN29 Class A1
0.549% due 11/15/53 998 1,002
Barclays Commercial Mortgage
Securities LLC
Series 2015-SRCH Class A1
3.312% due 08/10/35 (Þ) 105 112
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 174 175
Series 2020-B22 Class A1
0.509% due 01/15/54 1,248 1,249
BFLD Trust
Series 2019-DPLO Class A
1.275% due 10/15/34 (USD 1 Month
LIBOR + 1.090%)(Ê)(Þ) 355 355
BWAY Mortgage Trust
Series 2015-1740 Class A
2.917% due 01/10/35 (Þ) 560 574

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BX Commercial Mortgage Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 636 637
BX Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 548
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 442
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 386
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (USD 1 Month
LIBOR + 1.854%)(Ê)(Þ) 505 478
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 43 43
Series 2017-P8 Class A1
2.065% due 09/15/50 481 485
Series 2020-GC46 Class A1
1.846% due 02/15/53 151 155
Commercial Mortgage Trust
Series 2012-CR2 Class CPZ
4.992% due 08/15/45 (~)(Ê)(Þ) 210 209
Series 2012-CR3 Class ASB
2.372% due 10/15/45 65 66
Series 2013-CR11 Class ASB
3.660% due 10/10/46 158 165
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 494
Series 2014-CR20 Class ASB
3.305% due 11/10/47 217 227
Series 2014-LC17 Class A2
3.164% due 10/10/47 4 4
Series 2015-CR22 Class ASB
3.144% due 03/10/48 184 192
Series 2015-CR26 Class C
4.495% due 10/10/48 (~)(Ê) 155 171
Series 2015-LC23 Class ASB
3.598% due 10/10/48 48 52
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 311
CORE Mortgage Trust
Series 2019-CORE Class A
1.065% due 12/15/31 (USD 1 Month
LIBOR + 0.880%)(Ê)(Þ) 675 676
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 470
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.808% due 01/15/49 (~)(Ê)(Þ) 137 137
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 59 59
Series 2015-C3 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.447% due 08/15/48 110 119
Series 2015-C3 Class ASB
3.448% due 08/15/48 153 161
Series 2016-C7 Class ASB
3.314% due 11/15/49 246 262
Series 2020-C19 Class A1
1.296% due 03/15/53 251 253
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 393
Series 2014-ARCP Class C
5.099% due 01/10/34 (~)(Ê)(Þ) 100 106
Fannie Mae
7.000% due 2022 — —
4.500% due 2025 65 69
4.790% due 2028 238 238
2.000% due 2030 5,025 5,255
3.500% due 2030 442 475
5.000% due 2031 669 748
3.312% due 2033 (USD 12 Month
LIBOR + 1.605%)(Ê) 6 6
3.000% due 2034 1,975 2,089
Fannie Mae Aces
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 780 803
Series 2013-M7 Class A2
2.280% due 12/27/22 1,166 1,199
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 276 333
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 13 13
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 14 13
Series 2009-96 Class DB
4.000% due 11/25/29 48 52
Series 2012-20 Class BD
2.000% due 01/25/31 754 774
Series 2012-30 Class BA
2.000% due 06/25/41 438 451
Series 2012-111 Class UC
1.350% due 10/25/27 1,082 1,099
Series 2013-21 Class BA
1.000% due 03/25/23 225 225
Series 2013-36 Class AG
3.000% due 12/25/36 214 218
Series 2013-55 Class MA
3.000% due 12/25/32 481 511
Freddie Mac
5.500% due 2022 13 14
4.500% due 2026 405 429
5.500% due 2029 41 46
3.500% due 2030 521 563
3.000% due 2032 1,339 1,416
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.233% due 08/25/22 (~)(Ê) 2,847 46
Series 2013-K032 Class X1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
0.094% due 05/25/23 (~)(Ê) 45,435 112
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 318 318
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 394
Series 2020-KF95 Class AL
0.413% due 11/25/30 (USD 1 Month
LIBOR + 0.260%)(Ê) 655 654
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 596 711
Freddie Mac REMICS
Series 2010-3704 Class DC
4.000% due 11/15/36 89 92
Series 2011-3803 Class PG
4.000% due 01/15/41 86 90
Series 2012-4002 Class MA
2.000% due 01/15/39 15 15
Series 2012-4013 Class AB
2.000% due 02/15/39 183 184
Series 2012-4083 Class DC
1.500% due 07/15/27 396 402
Series 2013-4182 Class UC
1.500% due 09/15/27 351 358
Series 2014-4315 Class CA
2.000% due 01/15/23 186 187
Series 2014-4323 Class WJ
2.500% due 04/15/28 357 365
Series 2014-4399 Class A
2.500% due 07/15/24 — —
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA3 Class M2A
2.230% due 09/25/48 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 130 131
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 16 19
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 90 90
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 149 151
Ginnie Mae II
2.750% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 183 191
4.375% due 2040 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 3 3
4.650% due 2060 (~)(Ê) 3 3
4.700% due 2061 (~)(Ê) 5 5
4.622% due 2062 (~)(Ê) 6 6
4.732% due 2062 (~)(Ê) 9 10
4.863% due 2064 (~)(Ê) 6 7
5.113% due 2066 (~)(Ê) 4 5
4.361% due 2067 (~)(Ê) 35 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.432% due 2067 (~)(Ê) 38 40
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 135 145
Series 2010-14 Class A
4.500% due 06/16/39 44 46
Series 2010-H22 Class JI
Interest Only STRIP
2.464% due 11/20/60 (~)(Ê) 22 1
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2012-H11 Class CI
Interest Only STRIP
2.626% due 04/20/62 (~)(Ê) 53 6
Series 2013-H03 Class HI
Interest Only  STRIP
2.124% due 12/20/62 (~)(Ê) 268 12
Series 2014-21 Class DA
2.000% due 04/16/26 550 563
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 461 539
Series 2017-123 Class AB
2.500% due 01/20/47 742 769
Series 2017-H16 Class PT
4.496% due 05/20/66 (~)(Ê) 48 50
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 410
GS Mortgage Securities Trust
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 221 221
Series 2011-GC5 Class A4
3.707% due 08/10/44 850 853
Series 2012-GC6 Class A3
3.482% due 01/10/45 643 652
Series 2017-GS5 Class A2
3.218% due 03/10/50 255 258
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 253 253
Series 2015-C32 Class A2
2.816% due 11/15/48 244 244
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 727 748
Series 2014-C21 Class AS
3.997% due 08/15/47 300 328
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 123
Series 2017-JP5 Class ASB
3.549% due 03/15/50 395 432
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 940
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 18 18
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 220 220
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 220
Mill City Mortgage Loan Trust
1.125% due 11/25/60 160 161
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,948
Series 2013-C12 Class ASB
3.824% due 10/15/46 196 203
Series 2015-C22 Class ASB
3.040% due 04/15/48 415 435
Series 2015-C24 Class C
4.488% due 05/15/48 (~)(Ê) 130 136
Series 2016-C32 Class ASB
3.514% due 12/15/49 318 347
Series 2017-C33 Class A1
2.031% due 05/15/50 128 128
Morgan Stanley Capital I Trust
Series 2011-C1 Class C
5.684% due 09/15/47 (~)(Ê)(Þ) 111 111
Series 2011-C3 Class AJ
5.244% due 07/15/49 (~)(Ê)(Þ) 270 272
Series 2012-C4 Class A4
3.244% due 03/15/45 635 644
MortgageIT Trust
Series 2005-1 Class 1A1
0.808% due 02/25/35 (USD 1 Month
LIBOR + 0.640%)(Ê) 166 170
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 100 98
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 242 243
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 201 201
UBS Commercial Mortgage Trust
Series 2012-C4 Class A4
2.792% due 12/10/45 555 566
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C3 Class B
4.365% due 08/10/49 (~)(Ê)(Þ) 425 444
Series 2013-C5 Class A4
3.185% due 03/10/46 190 198
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 270
Series 2015-C29 Class ASB
3.400% due 06/15/48 444 470
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 206 218
Series 2017-C41 Class A1
2.279% due 11/15/50 748 756
Series 2018-C43 Class A1
2.890% due 03/15/51 191 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WFRBS Commercial Mortgage Trust
Series 2013-C17 Class C
5.207% due 12/15/46 (~)(Ê) 115 121
Series 2014-C25 Class ASB
3.369% due 11/15/47 878 923
51,586
Municipal Bonds - 0.4%
Taxable Municipal Funding Trust
Revenue Bonds
0.510% due 09/01/30 (~)(Ê)(Þ) 1,800 1,800
United States Government Agencies - 0.5%
Freddie Mac
0.340% due 11/21/22 1,550 1,551
Tennessee Valley Authority
0.750% due 05/15/25 370 374
1,925
United States Government Treasuries - 7.5%
United States Treasury Notes
0.375% due 03/31/22 2,240 2,247
0.125% due 10/31/22 2,575 2,576
0.125% due 12/31/22 10,135 10,137
0.125% due 01/31/23 3,135 3,136
0.125% due 01/15/24 11,220 11,205
0.250% due 08/31/25 470 467
0.250% due 09/30/25 1,875 1,863
0.250% due 01/31/26 595 591
1.375% due 08/15/50 400 357
32,579
Total Long-Term Investments
(cost $366,609) 374,781
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 3,285
—
Total Common Stocks
(cost $82) —
Short-Term Investments - 13.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 51
Air Lease Corp.
Series 513
3.875% due 04/01/21 620 622
Altria Group, Inc.
4.750% due 05/05/21 266 269
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,228
1.850% due 09/15/21 (Þ) 1,300 1,311
Caterpillar Financial Services Corp.
Series WI
1.931% due 10/01/21 890 900
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 343
Cisco Systems, Inc.
2.200% due 02/28/21 1,388 1,390
Coca-Cola European Partners PLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 08/19/21 396 399
Credit Agricole SA
2.830% due 04/02/21 (ž) 900 904
Eni Finance USA, Inc.
0.279% due 03/30/21 (ç)(Þ) 1,000 1,000
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 422
Fannie Mae
4.339% due 06/01/21 (~)(Ê) 69 69
4.500% due 12/01/21 — —
Ford Motor Credit Co. LLC
1.048% due 04/05/21 (USD 3 Month
LIBOR + 0.810%)(Ê) 255 255
Series FXD
3.813% due 10/12/21 780 790
General Mills, Inc.
3.200% due 04/16/21 335 337
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,549
4.200% due 11/06/21 785 807
Hertz Vehicle Financing II, LP
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 169 170
ING Bank NV
Series REGS
2.750% due 03/22/21 883 886
International Business Machines Corp.
1.971% due 11/06/21 (USD 3 Month
LIBOR + 0.580%)(Ê) 490 492
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,016
John Deere Capital Corp.
3.125% due 09/10/21 620 631
JPMorgan Chase & Co.
2.682% due 03/01/21 (USD 3 Month
LIBOR + 1.480%)(Ê) 1,121 1,122
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 94 96
Mylan NV
Series WI
3.150% due 06/15/21 525 529
Norfolk Southern Corp.
3.250% due 12/01/21 495 504
PACCAR Financial Corp.
3.100% due 05/10/21 1,500 1,512
Sanofi
4.000% due 03/29/21 324 326
Santander Holdings USA, Inc.
4.450% due 12/03/21 126 130
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 267
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 169 170
Svenska Handelsbanken AB
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.390% due 03/30/21 (USD 3 Month
LIBOR + 1.150%)(Ê) 1,190 1,192
2.450% due 03/30/21 800 803
Toyota Motor Credit Corp.
2.950% due 04/13/21 700 704
U.S. Cash Management Fund(@) 16,295,830(∞) 16,292
United States Treasury Bills
0.029% due 02/04/21 (ž)(ç) 2,000 2,000
0.062% due 04/08/21 (ž) 815 815
Series WI
0.041% due 02/23/21(ž)(ç) 1,165 1,165
0.055% due 03/16/21(ž)(ç) 1,200 1,200
United States Treasury Notes
2.125% due 05/31/21 12,550 12,633
Total Short-Term Investments
(cost $57,120) 57,301
Total Investments - 99.9%
(identified cost $423,811) 432,082
Other Assets and Liabilities,
Net - 0.1%
461
Net Assets - 100.0%
432,543

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
20.7%
7-Eleven, Inc. 01/27/21 250,000 99.92 250
250
AIG Global Funding 06/29/20 545,000 99.94 545
551
Antares CLO Ltd. 09/18/20 325,000 100.00 325
326
Apidos CLO XXI 05/24/19 256,406 100.02 256
256
Arivo Acceptance, LLC 01/11/21 385,000 99.99 385
387
Athene Global Funding 06/12/19 210,000 100.42 211
217
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 302
310
Aviation Capital Group LLC 12/22/20 656,000 104.22 684
690
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 1,950,000 101.29 1,957
2,000
Avis Budget Rental Car Funding (AESOP) LLC 11/13/20 440,000 101.24 445
446
Balboa Bay Loan Funding, Ltd. 11/18/20 325,000 100.00 325
325
Banco de Credito del Peru 07/01/20 546,000 100.98 551
570
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 103.24 554
576
Banco Internacional del Peru SAA Interbank 11/04/20 644,000 103.86 669
668
Bank of the West Auto Trust 10/31/18 495,844 100.00 496
499
Bank of the West Auto Trust 05/07/19 204,337 99.65 204
205
Bank of the West Auto Trust 06/17/19 182,265 100.00 182
183
Barclays Commercial Mortgage Securities LLC 04/29/20 104,601 103.07 108
112
Bayer US Finance II LLC 10/01/19 630,000 105.27 663
686
Bayer US Finance LLC 01/08/21 622,000 109.38 680
680
BBVA Bancomer SA 11/05/20 622,000 108.20 673
675
Berkshire Hathaway Energy Co. 03/20/20 965,000 105.53 1,018
1,088
BFLD Trust 10/02/19 355,000 99.74 354
355
Bharti Airtel International Netherlands BV 06/03/20 552,000 103.85 573
589
Blackstone / GSO Secured Lending Fund 10/16/20 165,000 99.14 164
170
BMW US Capital LLC 03/14/19 1,225,000 99.83 1,223
1,228
BMW US Capital LLC 08/06/19 1,300,000 99.80 1,297
1,311
BWAY Mortgage Trust 08/27/20 560,000 101.63 569
574
BX Commercial Mortgage Trust 10/09/19 636,030 99.98 636
637
BX Trust 11/09/20 547,261 99.38 544
548
BX Trust 01/05/21 440,000 100.00 440
442
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
386
Cargill, Inc. 01/28/21 110,000 99.66 110
110
Cencosud SA 07/13/20 511,000 106.24 543
570
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.06 505
478
Chesapeake Funding II LLC 03/20/19 724,001 100.47 727
737
Chesapeake Funding II LLC 06/10/19 730,415 99.64 728
734
Chesapeake Funding II LLC 07/14/20 631,192 100.08 632
635
Chesapeake Funding II LLC 01/13/21 664,404 101.36 673
674
Commercial Mortgage Trust 01/30/20 310,000 102.83 319
311
Commercial Mortgage Trust 03/10/20 210,000 103.03 216
209
CORE Mortgage Trust 03/01/19 675,000 97.89 661
676
Cosmopolitan Hotel Trust 09/11/20 470,000 96.82 455
470
Cox Communications, Inc. 09/10/18 340,000 98.79 336
358
Credit Agricole SA 08/20/20 590,000 110.95 655
659
Credit Suisse Commercial Mortgage Trust 03/27/19 137,360 100.71 138
137
Credit Suisse Group AG 10/08/20 144,000 104.01 150
150
Danone SA 12/22/20 660,000 103.59 684
684
Danske Bank A/S 10/14/20 717,000 99.89 716
721
DBCCRE Mortgage Trust 03/07/19 365,000 103.18 377
393
DBCCRE Mortgage Trust 10/20/20 100,000 104.93 105
106
Delta Air Lines Pass-Through Trust 08/10/20 506,000 109.03 552
587
Earnest Student Loan Program LLC 02/22/17 318,491 101.38 323
319
Elmwood CLO II, Ltd. 08/24/20 380,000 100.10 380
380
Enel Finance International NV 10/09/20 617,000 114.77 708
712
Eni Finance USA, Inc. 01/08/21 1,000,000 99.96 1,000
1,000
Eni SpA 08/10/20 622,000 107.42 668
675
ERAC USA Finance LLC 05/31/17 415,000 100.05 415
422
Exeter Automobile Receivables Trust 10/08/19 8,746 100.00 9
9
Exeter Automobile Receivables Trust 06/02/20 494,624 100.06 495
496
Expedia Group, Inc. 07/13/20 509,000 107.72 548
588
Falabella SA 08/21/20 642,000 103.38 664
677
Finance of America Funding LLC 10/29/20 255,000 99.04 253
254
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.99 800
816
Freddie Mac Structured Agency Credit Risk Debt Notes 01/22/21 130,000 100.78 131
131
GA Global Funding Trust Secured 01/08/21 285,000 99.89 285
289
Galton Funding Mortgage Trust 01/25/18 149,281 100.86 151
151

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Great Wolf Trust 09/01/20 410,000 96.94 397
410
GS Mortgage Securities Trust 04/17/20 221,155 99.97 221
221
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 265,000 99.80 264
271
Heineken NV 06/04/20 394,000 102.67 405
407
Heineken NV 10/08/20 281,000 104.21 293
295
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,964
1,984
Hertz Fleet Lease Funding, LP 03/16/18 387,065 99.55 385
388
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
489
Hertz Vehicle Financing II, LP 01/29/19 160,264 99.99 160
161
Hertz Vehicle Financing II, LP 02/05/19 169,139 99.80 169
170
Hertz Vehicle Financing II, LP 04/17/20 52,136 96.14 50
52
Hilton Grand Vacations Trust 06/02/20 346,842 99.99 347
363
Home Equity Asset Trust 12/11/20 272,460 99.71 272
272
Home Partners of America Trust 09/25/20 450,000 100.01 450
451
HPEFS Equipment Trust 06/23/20 655,000 99.99 655
656
Hyundai Auto Lease Securitization Turst 01/12/21 715,000 99.99 715
716
Hyundai Auto Lease Securitization Turst 01/12/21 385,000 99.99 385
386
Hyundai Capital America 09/15/20 280,000 99.92 280
283
Hyundai Capital America 01/05/21 400,000 99.87 399
400
Intesa Sanpaolo SpA 08/28/19 399,000 100.25 400
412
Jackson National Life Global Funding 06/06/18 1,005,000 99.98 1,005
1,016
Jackson National Life Global Funding 01/29/19 795,000 99.97 795
818
Jackson National Life Global Funding 06/23/20 650,000 107.02 696
716
JFIN CLO, Ltd. 06/04/19 15,440 100.04 15
15
JPMorgan Chase Bank NA 08/27/20 680,163 100.00 680
682
JPMorgan Chase Bank NA 11/17/20 405,000 100.00 405
406
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
940
KKR Industrial Portfolio Trust 01/12/21 220,000 100.00 220
220
Land O'Lakes, Inc. 09/21/17 485,000 104.13 505
521
Laurel Road Prime Student Loan Trust 09/22/20 278,566 99.99 279
279
Leidos , Inc. 05/07/20 480,000 99.69 479
504
Lukoil International Finance BV 10/02/19 635,000 104.60 664
677
Magnetite XXVIII Ltd 09/10/20 435,000 100.00 435
436
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
220
MF1, Ltd. 10/28/20 250,000 100.00 250
251
Mill City Mortgage Trust 03/21/19 130,407 99.60 130
131
Mondelez International, Inc. 11/09/20 642,000 104.73 672
679
Morgan Stanley Capital I Trust 09/11/19 111,256 103.42 115
111
Morgan Stanley Capital I Trust 01/27/21 270,000 101.06 273
272
MSCG Trust 09/01/20 100,000 98.28 98
98
MVW Owner Trust 07/13/20 220,954 99.99 221
226
Navient Private Education Refi Loan Trust 11/03/20 758,768 100.53 763
769
Navient Private Education Refi Loan Trust 12/21/20 267,079 100.26 268
268
Navient Private Education Refi Loan Trust 01/19/21 550,000 99.99 550
550
Navient Student Loan Trust 02/10/20 301,896 99.99 302
303
Nestle Holdings, Inc. 01/14/20 2,461,000 105.30 2,571
2,649
Nissan Motor Acceptance Corp. 09/15/20 633,000 104.00 658
675
Nissan Motor Acceptance Corp. 10/07/20 663,000 101.26 671
696
Nordea Bank AB 07/02/20 514,000 104.64 538
546
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.83 569
572
Onslow Bay Financial LLC 02/14/20 242,268 100.00 242
243
Onslow Bay Financial LLC 09/18/20 200,549 100.00 201
201
Orange Lake Timeshare Trust 05/21/19 652,529 100.45 655
683
Orange Lake Timeshare Trust 06/04/20 38,691 99.61 39
40
Pacific Life Global Funding II 06/17/20 500,000 99.80 499
506
PFS Financing Corp. 11/09/20 795,000 102.63 816
813
Prestige Auto Receivables Trust 10/14/20 545,000 99.99 545
545
Principal Life Global Funding II 06/16/20 280,000 99.93 280
285
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,090
Protective Life Global Funding 07/08/20 930,000 100.00 930
942
PTT Global Chemical PCL 01/03/20 553,000 103.01 570
579
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.97 1,766
1,812
Roche Holdings, Inc. 05/07/20 374,000 106.19 397
403
Royalty Pharma PLC 08/24/20 180,000 98.38 177
184
Royalty Pharma PLC 08/24/20 130,000 98.97 129
131
Royalty Pharma PLC 08/24/20 710,000 99.42 706
713
SABIC Capital II BV 12/03/19 628,000 105.26 661
680
Santander UK Group Holdings PLC 07/30/20 531,000 108.90 578
584

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Satander Consumer Auto Receivables Trust 01/12/21 330,000 100.00 330
330
Satander Consumer Auto Receivables Trust 01/12/21 495,000 99.99 495
495
Saudi Arabian Oil Co. 04/06/20 560,000 100.35 562
593
Saudi Arabian Oil Co. 11/17/20 200,000 99.80 200
202
Scentre Group 05/19/20 160,000 99.46 159
176
Schneider Electric SE 09/14/20 633,000 103.96 658
659
Shinhan Bank Co., Ltd. 12/03/19 391,000 100.78 394
402
Smithfield Foods, Inc. 01/09/20 265,000 99.91 265
267
Societe Generale SA 01/16/20 265,000 99.84 265
280
Societe Generale SA 06/02/20 642,000 104.71 672
709
SoFi Consumer Loan Program Trust 06/21/18 10,659 99.42 11
11
SoFi Consumer Loan Program Trust 09/17/19 376,926 100.27 378
381
SoFi Consumer Loan Program Trust 01/28/20 160,209 100.43 161
161
SoFi Consumer Loan Program Trust 11/03/20 26,394 100.44 27
26
SoFi Professional Loan Program Trust 05/14/20 131,597 99.98 132
135
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 168,750 99.67 168
170
Stack Infrastructure Issuer LLC 08/24/20 330,000 100.00 330
334
Standard Chartered PLC 06/02/20 675,000 104.31 704
718
State Bank of India 06/03/20 385,000 106.22 409
424
Suncor Energy Ventures Corp. 04/25/16 500,000 99.83 499
520
Sura Asset Management SA 08/21/20 607,000 108.34 658
666
Symphony CLO XIV, Ltd. 09/09/20 410,000 98.86 405
410
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 1,800,000 100.00 1,800
1,800
Tencent Holdings, Ltd. 11/09/20 610,000 109.63 669
667
Tidewater Auto Receivables Trust 03/06/20 481,442 99.99 481
485
T-Mobile USA, Inc. 04/02/20 1,705,000 102.21 1,748
1,870
Towd Point Mortgage Trust 02/19/19 238,740 100.26 239
239
Towd Point Mortgage Trust 07/01/19 148,339 101.39 150
155
Towd Point Mortgage Trust 08/05/19 139,893 96.21 135
140
Towd Point Mortgage Trust 07/08/20 441,151 100.99 446
459
Transocean Sentry, Ltd. 08/16/19 485,134 99.23 481
444
Trust Fibra Uno 04/06/20 652,000 100.56 656
724
TSMC Global, Ltd. 09/23/20 405,000 99.91 405
404
UBS Group AG 07/27/20 930,000 100.00 930
938
UBS Group AG 10/08/20 159,000 103.94 165
165
UBS-Barclays Commercial Mortgage Trust 12/03/20 425,000 105.01 446
444
Upjohn, Inc. 06/17/20 922,000 101.07 938
950
Venture VIII CDO, Ltd. 12/17/20 220,000 100.00 220
220
Volkswagen Group of America Finance LLC 07/02/20 179,000 102.40 183
185
Volkswagen Group of America Finance LLC 11/17/20 325,000 99.83 324
327
Volkswagen Group of America Finance LLC 11/17/20 360,000 99.86 359
362
Wheels SPV 2, LLC 09/11/20 490,000 99.99 490
491
Zais CLO 16, Ltd. 08/24/20 375,000 100.00 375
378
89,641
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 265 AUD 38,655 03/21
(196)
Canadian 10 Year Government Bond Futures 28 CAD 4,133 03/21
(33)
United States 2 Year Treasury Note Futures 245 USD 54,138 03/21
38
United States 5 Year Treasury Note Futures 26 USD 3,273 03/21
(4)
United States 10 Year Treasury Note Futures 84 USD 11,511 03/21
(71)
Short Positions
Euro-Bund Futures 75 EUR 13,294 03/21
(47)
Long Gilt Futures 49 GBP 6,569 03/21
(6)
United States 2 Year Treasury Note Futures 30 USD 6,629 03/21
(6)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 81 USD 10,196 03/21
(1)
United States 10 Year Treasury Note Futures 7 USD 959 03/21
6
United States 10 Year Ultra Treasury Note Futures 5 USD 769 03/21
14
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(306)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 47 AUD 63 03/10/21 2
Bank of America USD 81 AUD 106 03/10/21 —
Bank of America USD 150 AUD 196 03/10/21 (1)
Bank of America USD 2 NOK 19 03/10/21 —
Bank of America USD 25 NOK 219 03/10/21 —
Bank of America USD 95 NOK 811 03/10/21 —
Bank of America AUD 5,608 USD 4,098 03/10/21 (189)
Bank of America NOK 19,950 USD 2,200 03/10/21 (129)
Bank of New York USD 1 JPY 139 03/10/21 —
Bank of New York USD 1,836 JPY 191,402 03/10/21 (8)
Bank of New York USD 2,853 NOK 25,000 03/17/21 64
Bank of New York CAD 2,000 USD 1,564 03/17/21 —
Bank of New York JPY 38,031 USD 366 03/10/21 3
Bank of New York JPY 76,976 USD 746 03/10/21 11
Bank of New York SEK 12,333 USD 1,458 03/17/21 (19)
Citigroup USD 637 GBP 464 03/10/21 (1)
Citigroup USD 694 GBP 518 03/10/21 16
Citigroup USD 4,805 GBP 3,623 03/10/21 159
Citigroup USD 1,868 NZD 2,710 03/10/21 80
Citigroup GBP 37 USD 51 03/10/21 —
Citigroup NZD 43 USD 31 03/10/21 —
Citigroup NZD 55 USD 38 03/10/21 (1)
Citigroup NZD 62 USD 45 03/10/21 —
JPMorgan Chase USD 2,856 NOK 25,000 03/17/21 63
JPMorgan Chase CAD 2,000 USD 1,564 03/17/21 —
JPMorgan Chase SEK 12,333 USD 1,458 03/17/21 (19)
Royal Bank of Canada USD 12 CAD 16 03/10/21 —
Royal Bank of Canada USD 4,027 CAD 5,269 03/10/21 94
Royal Bank of Canada USD 2,862 NOK 25,000 03/17/21 57
Royal Bank of Canada CAD 46 USD 36 03/10/21 —
Royal Bank of Canada CAD 79 USD 62 03/10/21 —
Royal Bank of Canada CAD 2,000 USD 1,565 03/17/21 1
Royal Bank of Canada SEK 12,333 USD 1,459 03/17/21 (18)
State Street USD 1,901 EUR 1,543 03/10/21 (27)
State Street USD 4,392 EUR 3,692 03/10/21 93
State Street USD 78 SEK 641 03/10/21 (2)
State Street EUR 579 USD 702 03/10/21 (1)
State Street EUR 1,622 USD 1,935 03/10/21 (35)
State Street SEK 78 USD 9 03/10/21 —
State Street SEK 15,872 USD 1,863 03/10/21 (37)
UBS USD 148 CHF 131 03/10/21 (1)
UBS CHF 9 USD 10 03/10/21 —
UBS CHF 84 USD 92 03/10/21 (2)
UBS CHF 5,281 USD 5,815 03/10/21 (120)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
33

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 43,278 $ —
$ —
$ 43,278
Corporate Bonds and Notes — 172,098 —
—
172,098
International Debt — 71,424 —
—
71,424
Loan Agreements — 91 —
—
91
Mortgage-Backed Securities — 51,586 —
—
51,586
Municipal Bonds — 1,800 —
—
1,800
United States Government Agencies — 1,925 —
—
1,925
United States Government Treasuries — 32,579 —
—
32,579
Common Stocks — — —
—
—
Short-Term Investments — 41,009 —
16,292
57,301
Total Investments — 415,790 — 16,292 432,082
Other Financial Instruments
Assets
Futures Contracts 58 — — — 58
Foreign Currency Exchange Contracts — 643 — — 643
Liabilities
Futures Contracts (364) — — — (364)
Foreign Currency Exchange Contracts — (610) — — (610)
Total Other Financial Instruments
*
$ (306) $ 33 $ — $ — $ (273)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
585
Canada ....................................................................................
15,623
Cayman Islands .......................................................................
802
Chile .......................................................................................
1,918
China ......................................................................................
667
Colombia .................................................................................
576
Denmark .................................................................................
721
France .....................................................................................
7,506
Germany .................................................................................
6,349
India ......................................................................................
424

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ....................................................................................
781
Italy ........................................................................................
2,379
Japan ......................................................................................
2,422
Mexico ....................................................................................
2,760
Netherlands ............................................................................
8,754
Norway ....................................................................................
3,705
Peru ........................................................................................
1,238
Saudi Arabia ...........................................................................
1,475
South Korea ............................................................................
402
Spain .......................................................................................
1,343
Sweden ....................................................................................
2,541
Switzerland .............................................................................
2,888
Taiwan .....................................................................................
404
Thailand ..................................................................................
579
United Kingdom ......................................................................
13,863
United States ...........................................................................
351,377
Total Investments .................................................................... 432,082

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.1%
Alabama - 1.5%
Alabama Industrial Development Authority Revenue Bonds
(~)(Ê) 500 6.450 12/01/23 501
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000 07/01/28 151
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000 07/01/45 397
County of Jefferson Alabama Sewer Revenue Bonds
(µ) 225 6.750 10/01/23 225
County of Jefferson Alabama Sewer Revenue Bonds
500 6.000 10/01/42 589
County of Jefferson Alabama Sewer Revenue Bonds
1,220 7.000 10/01/51 1,469
County of Jefferson Alabama Sewer Revenue Bonds
(µ) 3,345 5.500 10/01/53 3,739
County of Jefferson Alabama Sewer Revenue Bonds
3,095 6.500 10/01/53 3,687
Homewood Alabama Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,919
Hoover Industrial Development Board Revenue Bonds
(~)(ae)(Ê) 1,000 6.375 11/01/30 1,213
Hoover Industrial Development Board Revenue Bonds
1,150 5.750 10/01/49 1,293
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 582
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 888
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 1,000 4.500 05/01/32 1,131
18,784
Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,282
City of Valdez Revenue Bonds
(~)(Ê) 500 0.150 05/01/31 500
Northern Tobacco Securitization Corp. Revenue Bonds
2,940 5.000 06/01/46 2,988
Northern Tobacco Securitization Corp. Revenue Bonds
600 8.642 06/01/46 123
5,893
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 4,830 1.770 01/01/37 4,559
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000 06/01/31 521
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000 07/01/37 1,842
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000 12/15/40 1,038
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 211
Arizona Industrial Development Authority Revenue Bonds
125 4.000 11/01/45 146
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 39
Arizona Industrial Development Authority Revenue Bonds
330 5.000 05/01/48 346
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 113
Arizona Industrial Development Authority Revenue Bonds
300 4.000 02/01/50 351
Arizona Industrial Development Authority Revenue Bonds
150 4.000 11/01/50 174
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 104
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000 07/15/53 783
Arizona Industrial Development Authority Senior Living Revenue Bonds
110 5.000 01/01/43 99
Arizona Industrial Development Authority Senior Living Revenue Bonds
250 4.500 01/01/49 216
Arizona Industrial Development Authority Senior Living Revenue Bonds
225 5.000 01/01/49 182
Arizona Industrial Development Authority Senior Living Revenue Bonds
125 5.000 01/01/54 116
Arizona Industrial Development Authority Senior Living Revenue Bonds
50 5.125 01/01/54 40
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 26
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 108
Glendale Industrial Development Authority Revenue Bonds
715 5.000 05/15/41 815
Glendale Industrial Development Authority Revenue Bonds
400 5.000 05/15/56 449
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
(Þ) 800 5.000 07/01/35 890
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
1,000 5.000 07/01/44 1,122
Industrial Development Authority of the County of Pima (The) Revenue Bonds
250 4.500 06/01/30 260
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000 08/01/28 253
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250 08/01/40 991
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.250 10/01/40 123
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/50 56
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.500 10/01/51 122
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/54 56
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500 05/01/40 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750 05/01/50 53
Salt Verde Financial Corp. Revenue Bonds
200 5.000 12/01/37 292
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 82
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 103
16,733
Arkansas - 0.8%
Arkansas Development Finance Authority Revenue Bonds
300 3.500 07/01/38 300
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,227
Arkansas Development Finance Authority Revenue Bonds
(Þ) 1,000 4.500 09/01/49 1,097
Arkansas Development Finance Authority Revenue Bonds
(Þ) 3,500 4.750 09/01/49 3,931
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 2,023
9,578
California - 10.7%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220 08/01/37 826
California Community Housing Agency Revenue Bonds
(Þ) 1,000 5.000 08/01/50 1,185
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 59
California County Tobacco Securitization Agency Revenue Bonds
35 5.000 06/01/49 44
California County Tobacco Securitization Agency Revenue Bonds
1,480 Zero coupon 06/01/55 334
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 535
California Enterprise Development Authority Revenue Bonds
35 5.000 08/01/50 43
California Enterprise Development Authority Revenue Bonds
50 5.000 08/01/55 60
California Enterprise Development Authority Revenue Bonds
25 5.000 08/01/57 30
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,203
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125 01/01/35 858
California Municipal Finance Authority Revenue Bonds
1,500 4.000 07/15/29 1,691
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 421
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 277
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000 11/01/36 1,706
California Municipal Finance Authority Revenue Bonds
650 5.000 12/31/37 796
California Municipal Finance Authority Revenue Bonds
500 5.000 12/31/38 611
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,322
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,079
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375 11/01/40 1,128
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 5,921
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 145
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,401
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 120
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000 07/01/49 2,039
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 69
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 3,949
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 60
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000 07/01/52 73
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 109
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000 11/01/23 550
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,129
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750 12/01/28 460
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000 07/01/39 665
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500 12/01/40 2,588
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,670 5.000 11/21/45 2,971
California Public Finance Authority Revenue Bonds
(Þ) 600 6.250 07/01/54 684
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/37 1,138
California School Finance Authority Revenue Bonds
60 4.000 07/01/45 63
California School Finance Authority Revenue Bonds
(Þ) 500 5.000 08/01/45 572
California School Finance Authority Revenue Bonds
(Þ) 200 5.000 10/01/50 230
California School Finance Authority Revenue Bonds
(Þ) 600 5.000 06/01/58 644
California School Finance Authority Revenue Bonds
(Þ) 150 5.000 07/01/59 165
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,000 0.090 05/15/24 2,000
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 512

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000 11/01/32 234
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 818
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250 07/01/39 223
California Statewide Communities Development Authority Revenue Bonds
120 5.000 09/02/39 143
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/42 170
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,079
California Statewide Communities Development Authority Revenue Bonds
50 4.000 09/02/44 54
California Statewide Communities Development Authority Revenue Bonds
115 5.000 09/02/44 136
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750 01/15/45 512
California Statewide Communities Development Authority Revenue Bonds
3,210 7.459 06/01/46 552
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000 12/01/46 2,957
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,550
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 170
California Statewide Communities Development Authority Revenue Bonds
75 5.000 09/02/48 89
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250 07/01/49 275
California Statewide Communities Development Authority Revenue Bonds
135 5.000 09/02/49 157
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 141
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 113
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 778
California Statewide Communities Development Authority Revenue Bonds
20,000 8.602 06/01/55 1,705
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250 12/01/56 2,856
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500 12/01/58 1,201
California Statewide Communities Development Authority Special Assessment
470 4.000 09/02/50 502
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 64
California Statewide Communities Development Authority Special Tax
600 4.000 09/01/40 660
California Statewide Communities Development Authority Special Tax
1,300 4.000 09/01/50 1,404
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000 05/01/43 287
City of Calimesa Communities Facilities Special Tax
820 4.000 09/01/50 903
City of Irvine Special Tax
(µ) 100 5.000 09/01/51 121
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 253
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,320
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 272
City of Ontario California Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 56
City of Oroville Revenue Bonds
100 5.250 04/01/34 121
City of Oroville Revenue Bonds
185 5.250 04/01/39 221
City of Oroville Revenue Bonds
885 5.250 04/01/49 1,034
City of Oroville Revenue Bonds
810 5.250 04/01/54 942
City of Roseville California Special Tax
100 5.000 09/01/33 120
City of Roseville California Special Tax
25 4.000 09/01/35 28
City of Roseville California Special Tax
25 4.000 09/01/40 28
City of Roseville California Special Tax
50 4.000 09/01/45 54
City of Roseville California Special Tax
85 4.000 09/01/50 92
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733 08/01/43 1,470
County of El Dorado Special Tax
75 5.000 09/01/44 85
County of El Dorado Special Tax
80 5.000 09/01/49 90
County of San Diego Special Tax
40 3.000 09/01/50 40
County of San Diego Special Tax
100 4.000 09/01/50 108
CSCDA Community Improvement Authority Revenue Bonds
(Þ) 500 4.000 08/01/56 553
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 118
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 396
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000 09/01/50 175
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,482
Golden State Tobacco Securitization Corp. Revenue Bonds
1,780 3.500 06/01/36 1,819
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,137
Golden State Tobacco Securitization Corp. Revenue Bonds
5,110 5.000 06/01/47 5,320
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 282
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 45

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,177
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000 07/01/45 4,055
Inland Empire Tobacco Securitization Authority Revenue Bonds
115 3.678 06/01/38 122
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 83
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 88
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,144
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,431
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000 08/01/42 489
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,510 1.680 07/01/27 1,503
Orange County Community Facilities District Special Tax
65 4.000 08/15/40 74
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 118
Orange County Community Facilities District Special Tax
60 4.000 08/15/50 67
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 4.000 08/01/21 524
Palomar Health Revenue Bonds
(µ) 2,165 5.000 11/01/47 2,570
Regents of the University of California Medical Center Pooled Revenue Bonds
(~)
(Ê) 6,300 0.030 05/15/45 6,300
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 161
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 107
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 997
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000 10/01/40 168
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000 10/01/39 340
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000 10/01/40 142
Riverside Unified School District Special Tax
20 4.000 09/01/45 22
Riverside Unified School District Special Tax
45 4.000 09/01/50 50
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 633
Sacramento County Sanitation Districts Financing Authority Revenue Bonds
(USD
3 Month LIBOR + 0.530%)(µ)(Ê) 1,765 0.765 12/01/35 1,657
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 165
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,612
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000 05/01/44 1,302
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000 05/01/48 3,347
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,750 5.000 05/01/49 2,166
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,421
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000 08/01/32 86
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/33 113
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/34 113
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/35 113
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/36 112
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 327
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 391
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,149
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 422
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,186
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 782
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,425
State of California General Obligation Unlimited
230 4.000 04/01/49 272
State of California General Obligation Unlimited
270 5.000 04/01/49 345
Tobacco Securitization Authority of Northern California Revenue Bonds
2,300 5.500 06/01/45 2,312
Tobacco Settlement Financing Corp. Revenue Bonds
460 5.000 06/01/48 577
Tobacco Settlement Financing Corp. Revenue Bonds
515 5.678 06/01/54 97
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 69
Transbay Joint Powers Authority Tax Allocation
100 2.400 10/01/49 104
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 75

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
William S Hart Union High School District Special Tax
75 5.000 09/01/47 85
136,170
Colorado - 4.1%
3rd and Havana Metropolitan District General Obligation Limited
750 5.250 12/01/49 792
Allison Valley Metropolitan District No 1 General Obligation Limited
500 5.000 12/01/47 510
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750 12/15/50 524
Belford North Metropolitan District General Obligation Limited
500 8.500 12/15/50 526
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 520
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250 12/01/49 536
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,147
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,283
Brighton Crossing Metropolitan District No. 6 General Obligation Limited
1,000 5.000 12/01/50 1,044
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 529
Citadel on Colfax Business Improvement District Revenue Bonds
600 5.350 12/01/50 624
Citadel on Colfax Business Improvement District Revenue Bonds
365 7.875 12/15/50 377
City & County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 833
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 525
Colorado Educational and Cultural Facilities Authority Revenue Bonds
(Þ) 330 5.000 10/01/49 355
Colorado Health Facilities Authority Revenue Bonds
(ae) 190 5.000 06/01/27 243
Colorado Health Facilities Authority Revenue Bonds
275 4.000 10/01/38 327
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/39 356
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/40 355
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000 08/01/44 6,395
Colorado Health Facilities Authority Revenue Bonds
135 3.250 08/01/49 140
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 1,006
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 171
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 40
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 39
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 84
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 529
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,906
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 525
Cornerstar Metropolitan District General Obligation Limited
500 5.250 12/01/47 525
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 530
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 230 5.500 12/01/39 249
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 600 5.750 12/01/49 648
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 130 8.000 12/15/49 138
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 197
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 131
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000 12/01/26 122
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000 12/01/27 274
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000 12/01/28 285
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000 12/01/34 363
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/35 224
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/36 223
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 74
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 114
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 57
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,636
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 312
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 364
Denver Urban Renewal Authority Tax Allocation
(Þ) 745 5.250 12/01/39 798
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 211
Dominion Water & Sanitation District Revenue Bonds
450 5.250 12/01/27 473
E-470 Public Highway Authority Revenue Bonds
(µ) 100 Zero coupon 09/01/30 87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Eaton Area Park & Recreation District General Obligation Limited
725 5.250 12/01/34 791
Eaton Area Park & Recreation District General Obligation Limited
525 5.500 12/01/38 575
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000 12/01/44 625
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000 12/01/45 240
Green Gables Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/48 534
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,079
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000 12/01/47 281
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375 12/01/47 1,427
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750 12/15/50 846
Jones District Community Authority Board Revenue Bonds
500 5.750 12/01/25 407
Mirabelle Metropolitan District No. 2 General Obligation Limited
700 5.000 12/01/39 749
Mirabelle Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/49 529
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 529
North Range Metropolitan District No. 3 General Obligation Limited
1,000 5.000 12/01/40 1,074
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 23
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 22
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 33
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 519
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 531
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 527
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000 12/15/41 531
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875 12/15/44 1,508
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000 12/01/40 1,061
Regional Transportation District Revenue Bonds
25 5.000 07/15/28 32
Regional Transportation District Revenue Bonds
40 5.000 01/15/29 52
Regional Transportation District Revenue Bonds
25 5.000 07/15/29 33
Regional Transportation District Revenue Bonds
30 5.000 01/15/30 39
Regional Transportation District Revenue Bonds
20 5.000 07/15/30 26
Second Creek Farm Metropolitan District No. 3 General Obligation Limited
500 5.000 12/01/49 530
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,121
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,103
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 534
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 118
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 529
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 604
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 532
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625 12/01/48 1,464
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 538
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 524
52,579
Connecticut - 1.1%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 189
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,092
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 122
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 121
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,206
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 469
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 806
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 3,815
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/39 1,156
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/45 108
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000 01/01/55 971
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 121

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 605 7.000 02/01/45 607
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 491
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 189
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 156
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,926
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 32
13,827
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 249
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 52
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 121
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 46
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 379
Town of Bridgeville Special Tax
350 4.000 07/01/35 379
1,226
District of Columbia - 1.2%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 252
District of Columbia Revenue Bonds
145 6.250 10/01/23 146
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,516
District of Columbia Revenue Bonds
750 5.000 07/01/37 775
District of Columbia Revenue Bonds
1,000 6.500 10/01/41 1,010
District of Columbia Revenue Bonds
35 4.000 07/01/44 39
District of Columbia Revenue Bonds
75 4.000 07/01/49 83
District of Columbia Revenue Bonds
1,000 5.000 06/01/50 1,178
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 841
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 1,014
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000 10/01/44 5,115
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
100 4.000 10/01/53 112
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,574
15,655
Florida - 8.9%
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 135
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 31
Armstrong Community Development District Special Assessment
180 4.000 11/01/50 187
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 181
Avelar Creek Community Development District Special Assessment
95 4.000 05/01/36 106
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500 06/01/39 110
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625 06/01/49 109
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000 11/01/31 108
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,070 5.000 11/01/39 1,222
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 112
Bartram Park Community Development District Special Assessment
470 4.250 05/01/29 527
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 537
Bay Laurel Center Community Development District Special Assessment
95 4.000 05/01/37 105
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 199
Beaumont Community Development District Special Assessment
(Þ) 185 6.375 11/01/49 204
Berry Bay Community Development District Special Assessment
250 2.625 05/01/26 250
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 26
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 52
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 108
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 108
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,753
Bonterra Community Development District Special Assessment
625 5.000 05/01/47 689
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 31
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 88
Brookstone Community Development District Special Assessment
(Þ) 65 3.875 11/01/23 66

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 105
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 157
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500 01/01/35 2,073
Capital Trust Agency, Inc. Revenue Bonds
25 5.000 08/01/40 30
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000 12/15/49 1,418
Capital Trust Agency, Inc. Revenue Bonds
1,755 5.875 07/01/54 1,459
Capital Trust Agency, Inc. Revenue Bonds
50 5.000 08/01/55 59
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 3,680 5.250 12/01/58 4,210
Capital Trust Agency, Inc. Revenue Bonds
4,000 Zero coupon 01/01/60 284
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 106
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 109
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 608
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 602
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,738
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 250 5.500 10/01/36 277
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000 10/01/49 390
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,067
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,104
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,075
City of Tampa Revenue Bonds
385 4.000 07/01/45 448
City of Tampa Revenue Bonds
100 5.000 07/01/50 126
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562 11/01/25 1,729
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 297
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 304
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 108
Coral Keys Homes Community Development District Special Assessment
35 4.000 05/01/40 37
Coral Keys Homes Community Development District Special Assessment
50 4.000 05/01/50 53
Corkscrew Farms Community Development District Special Assessment
(Þ) 70 5.000 11/01/38 79
Corkscrew Farms Community Development District Special Assessment
(Þ) 145 5.125 11/01/50 163
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 379
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 143
County of Osceola Transportation Revenue Bonds
(ae) 3,700 6.000 10/01/24 4,627
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000 11/01/38 114
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125 11/01/48 171
Deer Run Community Development District Special Assessment
205 5.400 05/01/39 228
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 225
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750 05/01/34 84
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000 05/01/37 134
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125 05/01/40 54
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125 05/01/51 241
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000 11/01/38 680
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 138
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 147
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 155
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 876
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,293
Escambia County Health Facilities Authority Revenue Bonds
370 4.000 08/15/45 428
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000 08/15/50 269
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,660

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 434
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000 11/01/41 72
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 115 6.250 01/01/24 113
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 870 6.375 01/01/26 849
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 1,965 6.500 01/01/29 1,899
Florida Development Finance Corp. Revenue Bonds
325 4.000 07/01/35 364
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/40 108
Florida Development Finance Corp. Revenue Bonds
(Þ) 1,470 7.375 01/01/49 1,431
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000 12/15/49 799
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/50 106
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250 06/01/50 140
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000 09/15/50 126
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000 06/01/55 170
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250 06/01/55 245
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 166
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000 06/01/48 1,546
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000 03/01/49 346
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 112
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 50
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 69
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 69
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 786
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 205
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 162
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 106
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 108
Harbor Bay Community Development District Special Assessment
105 3.875 05/01/39 113
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 108
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250 05/01/49 1,371
Hawks Point Community Development District Special Assessment Bonds
(Þ) 185 4.250 05/01/35 208
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 106
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 105
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 163
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 322
Herons Glen Recreation District Special Assessment
(µ) 105 2.500 05/01/40 106
Herons Glen Recreation District Special Assessment
(µ) 60 4.000 05/01/45 68
Herons Glen Recreation District Special Assessment
(µ) 80 4.000 05/01/50 90
Highlands Community Development District Special Assessment
200 4.250 05/01/36 223
Highlands Meadows II Community Development District Special Assessment
415 5.375 11/01/37 464
Highlands Meadows II Community Development District Special Assessment
25 3.625 05/01/40 26
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 111
Highlands Meadows II Community Development District Special Assessment
35 4.000 05/01/50 36
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 113
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000 05/01/40 64
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000 05/01/50 137
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000 08/01/50 5,758
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 168
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500 05/01/38 202
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625 05/01/48 300
Kindred Community Development District II Special District
100 3.750 05/01/50 104
Kingman Gate Community Development District Special Assessment
85 4.000 06/15/40 93
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 64
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 96
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 567
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 777
Lakeshore Ranch Community Development District Special Assessment
145 3.125 05/01/24 147

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment
54 4.000 05/01/21 54
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 106
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500 05/01/33 104
Lakewood Ranch Stewardship District Special Assessment
915 4.875 05/01/35 984
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 110
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625 05/01/37 104
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000 05/01/37 110
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 168
Lakewood Ranch Stewardship District Special Assessment
380 5.125 05/01/46 416
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125 05/01/47 109
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 195
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 273
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 105
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900 05/01/50 104
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 105
Lakewood Ranch Stewardship District Special Assessment
145 3.875 05/01/51 151
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625 11/01/38 109
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750 11/01/48 108
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 37
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 115
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 114
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 54
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625 12/01/37 1,709
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 210
Lucerne Park Community Development District Special Assessment
95 4.625 05/01/39 104
Lucerne Park Community Development District Special Assessment
95 4.750 05/01/50 104
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125 11/01/38 239
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250 11/01/49 296
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 573
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 123
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 125
Meadow Pointe IV Community Development District Special Assessment
660 4.100 05/01/30 716
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 111
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,548
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,493
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 446
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,279
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,129
Mirada II Community Development District Special Assessment
125 3.500 05/01/41 125
Mirada II Community Development District Special Assessment
125 4.000 05/01/51 128
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 574
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000 11/01/38 44
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125 11/01/48 207
New Port Tampa Bay Community Development District Special Assessment
455 2.875 05/01/26 456
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,259
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 210
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 223
Orange Blossom Ranch Community Development District Special Assessment
140 4.850 05/01/39 161
Orange Blossom Ranch Community Development District Special Assessment
215 5.000 05/01/49 247
Orchid Grove Community Development District Special Assessment
205 3.625 05/01/21 206
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,359
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 106
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 388
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 213
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 135
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 283

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkland Preserve Community Development District Special Assessment
80 5.500 11/01/32 92
Parkland Preserve Community Development District Special Assessment
490 5.250 05/01/39 553
Parkland Preserve Community Development District Special Assessment
340 5.375 05/01/50 379
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 152
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 205
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 228
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 120
Portico Community Development District Special Assessment
25 3.625 05/01/40 26
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 598
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 106
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050 05/01/39 597
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200 05/01/49 988
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 851
Reunion East Community Development District Special Assessment
110 6.600 05/01/33 113
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 32
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 91
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375 11/01/38 115
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500 11/01/49 229
Sandmine Road Community Development District Special Assessment
(Þ) 25 2.625 05/01/25 25
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125 05/01/30 26
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625 05/01/40 63
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750 05/01/50 52
Shell Point Community Development District Special Assessment
(Þ) 100 5.250 11/01/39 113
Shell Point Community Development District Special Assessment
(Þ) 175 5.375 11/01/49 197
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250 11/01/49 225
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 21
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 53
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 222
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 109
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 635
St Johns County Industrial Development Authority Revenue Bonds
375 4.000 08/01/55 406
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 222
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 164
Stoneybrook South at Championsgate Community Development District Special
Assessment
(Þ) 1,000 3.750 12/15/50 1,021
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 125
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 108
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000 11/01/48 1,124
Tolomato Community Development District Special Assessment
(µ) 200 3.750 05/01/40 227
Tolomato Community Development District Special Assessment
(Þ) 100 5.625 05/01/40 111
Toscana Isles Community Development District Special Assessment Revenue
Bonds
225 5.375 11/01/39 263
Toscana Isles Community Development District Special Assessment Revenue
Bonds
(Þ) 265 5.375 11/01/48 303
Toscana Isles Community Development District Special Assessment Revenue
Bonds
250 5.500 11/01/49 290
Touchstone Community Development District Special Assessment
(Þ) 100 4.625 06/15/38 111
Touchstone Community Development District Special Assessment
(Þ) 100 4.750 06/15/48 111
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 859
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 65

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Triple Creek Community Development District Special Assessment
40 5.250 11/01/27 43
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 93
TSR Community Development District Special Assessment
200 5.000 11/01/39 223
TSR Community Development District Special Assessment
100 4.000 11/01/40 107
TSR Community Development District Special Assessment
200 4.750 11/01/47 215
TSR Community Development District Special Assessment
485 5.125 11/01/49 541
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 110
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 110
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000 12/15/28 315
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 159
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000 12/15/47 237
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 213
Union Park East Community Development District Special Assessment
(Þ) 500 5.500 11/01/47 570
V-Dana Community Development District Special Assessment
(Þ) 100 4.000 05/01/51 105
Venetian Community Development District Special Assessment
225 5.000 05/01/23 232
Ventana Community Development District Special Assessment
(Þ) 500 5.000 05/01/38 555
Ventana Community Development District Special Assessment
(Þ) 500 5.125 05/01/49 554
Veranda Community Development District II Special Assessment
150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment
235 5.000 11/01/39 265
Veranda Community Development District II Special Assessment
315 5.125 11/01/49 357
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 210
Verano 1 Community Development District Special Assessment
150 4.750 11/01/25 157
Verano 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/31 113
Verano 1 Community Development District Special Assessment
250 5.125 11/01/35 285
Verano 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/37 111
Verano 1 Community Development District Special Assessment
245 5.250 11/01/46 276
Verano 2 Community Development District Special Assessment
60 4.000 05/01/50 63
Viera East Community Development District Special Assessment
(µ) 90 2.600 05/01/34 91
Viera East Community Development District Special Assessment
(µ) 50 2.750 05/01/38 50
Village Community Development District No. 12 Special Assessment
(Þ) 265 3.250 05/01/40 275
Village Community Development District No. 12 Special Assessment
(Þ) 680 4.250 05/01/43 749
Village Community Development District No. 12 Special Assessment
(Þ) 680 4.375 05/01/50 749
Village Community Development District No. 12 Special Assessment
(Þ) 590 3.500 05/01/51 611
Villamar Community Development District Special Assessment
930 4.625 05/01/39 1,022
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 108
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 270
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 156
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 162
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 281
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125 11/01/38 163
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250 11/01/49 163
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 80
West Port Community Development District Special Assessment
(Þ) 1,700 4.000 05/01/51 1,791
West Villages Improvement District Special Assessment
135 4.750 05/01/39 150
West Villages Improvement District Special Assessment
210 5.000 05/01/50 235
Westside Community Development District Special Assessment
(Þ) 100 4.100 05/01/37 107
Westside Community Development District Special Assessment
(Þ) 100 4.125 05/01/38 107
Westside Community Development District Special Assessment
815 4.000 05/01/50 860
Wildblue Community Development District Special Assessment
(Þ) 125 4.250 06/15/39 138
Wildblue Community Development District Special Assessment
(Þ) 225 4.375 06/15/49 244
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 108
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 110
Windward Community Development District Special Assessment
115 4.400 11/01/35 122
112,613
Georgia - 1.6%
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,646
Fulton County Development Authority Revenue Bonds
4,750 4.000 04/01/50 5,521

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 96
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,163
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 428
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,251
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.600%)(µ)(Ê) 605 1.560 10/01/24 606
Milledgeville & Baldwin County Development Authority Revenue Bonds
(USD 3
Month LIBOR + 0.650%)(µ)(Ê) 1,225 1.610 10/01/33 1,183
Municipal Electric Authority of Georgia Revenue Bonds
2,985 4.000 01/01/49 3,392
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,215
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/56 1,208
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,101
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000 01/01/38 251
20,061
Guam - 0.9%
Guam Department of Education Certificate Of Participation
750 4.250 02/01/30 808
Guam Department of Education Certificate Of Participation
385 5.000 02/01/40 423
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 60
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,539
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 95
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 71
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,262
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,387
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 229
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 240
Territory of Guam Revenue Bonds
500 5.000 12/01/31 584
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,056
Territory of Guam Revenue Bonds
200 5.000 12/01/46 227
11,981
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000 01/01/30 2,280
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 684
2,964
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 856
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 452
1,308
Illinois - 11.0%
Bridgeview Finance Corp Sales Tax Revenue Bonds
2,100 5.000 12/01/37 2,149
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
500 5.750 04/01/35 613
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634 12/01/27 67
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000 12/01/28 650
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/29 1,289
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078 12/01/29 291
Chicago Board of Education General Obligation Unlimited
(µ) 120 3.929 12/01/30 98
Chicago Board of Education General Obligation Unlimited
(µ) 375 4.044 12/01/31 297
Chicago Board of Education General Obligation Unlimited
2,425 5.000 12/01/31 2,912
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000 12/01/32 315
Chicago Board of Education General Obligation Unlimited
170 5.125 12/01/32 191
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/33 1,254
Chicago Board of Education General Obligation Unlimited
1,200 5.000 12/01/34 1,435
Chicago Board of Education General Obligation Unlimited
1,000 5.000 01/01/35 1,082
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 129
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 83
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,552
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,129
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/42 116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000 12/01/42 2,616
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,845
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/46 116
Chicago Board of Education General Obligation Unlimited
3,445 6.000 04/01/46 4,211
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 233
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,795
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000 12/01/46 1,951
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,133
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,178
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 128
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 98
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 126
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 4,098
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250 01/01/42 92
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000 01/01/52 230
City of Chicago General Obligation Unlimited
(ae) 1,150 5.000 01/01/25 1,352
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 246
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 521
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 571
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 449
City of Chicago General Obligation Unlimited
345 4.605 01/01/30 268
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 492
City of Chicago General Obligation Unlimited
(µ) 375 4.556 01/01/31 294
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 811
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 285
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 425
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 242
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 100
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 186
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,254
City of Chicago General Obligation Unlimited
6,875 6.000 01/01/38 8,363
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,776
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,714
City of Chicago Waterworks Revenue Bonds
230 5.000 11/01/29 275
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,108
Illinois Finance Authority Revenue Bonds
(~)(Ê) 275 0.130 10/01/29 275
Illinois Finance Authority Revenue Bonds
(~ )(ae)(Ê)(Þ) 3,060 4.750 08/01/30 3,301
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,539
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,131
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 2,095
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 709
Illinois Finance Authority Revenue Bonds
2,300 4.000 10/01/40 2,628
Illinois Finance Authority Revenue Bonds
100 5.100 12/01/43 20
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,151
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 111
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 1,094
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 110
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,695
Illinois Finance Authority Revenue Bonds
(Þ) 555 6.125 04/01/49 661
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds
50 4.000 10/01/50 56
Illinois Finance Authority Revenue Bonds
100 5.000 12/01/53 63
Illinois Finance Authority Revenue Bonds
150 5.250 12/01/53 30
Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,877
Illinois General Obligation Unlimited
500 5.000 12/01/35 586
Illinois General Obligation Unlimited
240 5.000 05/01/42 279
Illinois General Obligation Unlimited
250 5.000 12/01/42 288

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois General Obligation Unlimited
240 5.000 05/01/43 278
Illinois State University Revenue Bonds
(µ) 250 5.000 04/01/36 308
Illinois State University Revenue Bonds
(µ) 225 5.000 04/01/37 276
Illinois State University Revenue Bonds
(µ) 200 5.000 04/01/38 245
Illinois State University Revenue Bonds
(µ) 275 5.000 04/01/39 335
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,220 Zero coupon 06/15/28 1,070
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341 06/15/30 251
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 Zero coupon 12/15/32 1,049
Metropolitan Pier & Exposition Authority Revenue Bonds
4,000 4.000 06/15/50 4,377
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 5.000 06/15/50 1,192
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 3,658
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,724
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752 12/15/56 545
Metropolitan Pier & Exposition Authority Revenue Bonds
5,800 5.068 12/15/56 1,777
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,117
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,981
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750 01/01/53 1,189
State of Illinois General Obligation Unlimited
355 5.000 08/01/21 363
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 360
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,524
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 444
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 866
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 6,891
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,105
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,542
State of Illinois General Obligation Unlimited
(µ) 875 4.000 02/01/30 983
State of Illinois General Obligation Unlimited
(µ) 265 4.000 02/01/31 297
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 3,286
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,432
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,198
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,084
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 126
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 3,021
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/40 1,124
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,774
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 2,137
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,576
State of Illinois General Obligation Unlimited
300 4.250 10/01/45 338
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 86
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000 01/01/55 104
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 101
139,676
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 513
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 107
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,258
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 106
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 56
Indiana Municipal Power Agency Revenue Bonds
250 5.000 01/01/42 296
3,742
Iowa - 0.5%
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,048
Iowa Finance Authority Revenue Bonds
150 3.125 12/01/22 155
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000 10/01/45 2,834
Iowa Tobacco Settlement Authority Revenue Bonds
160 5.375 06/01/38 162

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,462
5,661
Kansas - 0.1%
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 81
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 81
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 159
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 61
Wyandotte County City Unified Government Revenue Bonds
450 4.500 06/01/40 466
848
Kentucky - 0.4%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 1,135 0.990 11/01/27 1,118
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000 06/01/37 169
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,672
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 12/01/41 112
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 06/01/45 111
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 159
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 1,000 4.000 06/01/25 1,142
4,483
Louisiana - 1.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 142
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 139
City of New Orleans Sewerage Service Revenue Bonds
75 4.000 06/01/50 87
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,270 0.120 08/01/35 1,270
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 250 0.120 12/01/40 250
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125 06/01/39 107
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375 06/01/48 215
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000 10/01/39 96
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000 10/01/41 168
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 675 0.120 04/02/23 675
Louisiana Public Facilities Authority Revenue Bonds
400 3.375 09/01/28 402
Louisiana Public Facilities Authority Revenue Bonds
375 3.500 06/01/30 379
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 713
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 891
Louisiana Public Facilities Authority Revenue Bonds
(µ) 335 3.000 06/01/50 357
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 87
Louisiana Public Facilities Authority Revenue Bonds
275 5.000 07/01/59 332
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,249
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 175
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 1,000 5.850 06/01/25 1,139
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 100 6.100 06/01/30 127
Parish of St. James Revenue Bonds
(Þ) 125 6.350 07/01/40 161
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 20 2.000 04/01/23 20
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 50 2.200 07/01/26 52
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,050 2.375 07/01/26 1,100
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000 04/01/48 1,216
12,549
Maine - 0.5%
City of Portland Maine General Airport Revenue Bonds
1,065 5.000 01/01/37 1,210
City of Portland Maine General Airport Revenue Bonds
1,295 5.000 01/01/38 1,469
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,126
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 610
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 134

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 162
5,711
Maryland - 0.8%
Baltimore Convention Center Hotel Revenue Bonds
100 5.000 09/01/28 106
Baltimore Convention Center Hotel Revenue Bonds
55 5.000 09/01/39 58
Baltimore Research Park Project Revenue Bonds
150 5.000 09/01/38 163
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 401
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 490
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500 06/01/39 102
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625 06/01/46 102
City of Baltimore Convention Center Hotel Revenue Bonds
365 5.000 09/01/46 380
City of Brunswick Special Tax
100 5.000 07/01/36 119
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000 09/01/45 1,869
County of Frederick Special Tax
235 4.000 07/01/50 260
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250 07/01/48 127
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,255
Maryland Economic Development Corp. Revenue Bonds
75 4.000 07/01/40 84
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 225
Maryland Economic Development Corp. Revenue Bonds
100 4.250 07/01/50 112
Maryland Economic Development Corp. Revenue Bonds
75 5.000 07/01/50 90
Maryland Economic Development Corp. Revenue Bonds
150 5.000 07/01/56 179
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 135
Maryland Economic Development Corp. Tax Allocation
350 4.000 09/01/40 391
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 52
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 400 0.100 04/01/35 400
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 669
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 29
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,424
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,131
10,353
Massachusetts - 0.9%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000 05/01/39 1,787
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 280
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,593
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,660
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000 10/01/37 1,377
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000 11/15/38 109
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,275
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000 10/01/45 146
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125 11/15/46 163
Massachusetts Development Finance Agency Revenue Bonds
(~)(Ê) 2,400 0.070 08/15/48 2,400
11,790
Michigan - 2.6%
City of Detroit General Obligation Limited
(~)(Ê) 2,500 6.000 04/01/34 2,026
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,193
City of Detroit General Obligation Unlimited
100 5.500 04/01/31 127
City of Detroit General Obligation Unlimited
100 5.500 04/01/32 126
City of Detroit General Obligation Unlimited
100 5.500 04/01/33 126
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,168
City of Detroit General Obligation Unlimited
50 5.500 04/01/34 63
City of Detroit General Obligation Unlimited
50 5.500 04/01/35 62
City of Detroit General Obligation Unlimited
535 5.500 04/01/36 665
City of Detroit General Obligation Unlimited
565 5.500 04/01/37 700
City of Detroit General Obligation Unlimited
100 5.500 04/01/38 124
City of Detroit General Obligation Unlimited
100 5.500 04/01/39 123
City of Detroit General Obligation Unlimited
100 5.500 04/01/40 123
City of Detroit General Obligation Unlimited
570 5.500 04/01/45 692

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
175 5.500 04/01/50 212
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(ae) 500 5.000 07/01/22 535
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 2,010 5.250 07/01/22 2,156
City of Detroit Water Supply System Revenue Bonds
(ae) 1,570 5.000 07/01/21 1,602
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000 07/01/48 2,560
Grand Rapids Charter Township Revenue Bonds
200 5.000 05/15/37 229
Grand Rapids Charter Township Revenue Bonds
100 5.000 05/15/44 113
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 90
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,036
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 753
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 351
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000 07/01/36 1,131
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,713
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 28
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,925
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 346
Michigan Finance Authority Revenue Bonds
85 5.000 06/01/49 105
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 27
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 375
Michigan Finance Authority Revenue Bonds
16,300 Zero coupon 06/01/65 2,050
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500 06/30/48 517
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,642
Michigan Tobacco Settlement Finance Authority Revenue Bonds
125 5.000 05/15/37 143
Michigan Tobacco Settlement Finance Authority Revenue Bonds
1,000 5.000 11/15/43 1,127
Michigan Tobacco Settlement Finance Authority Revenue Bonds
100 5.000 05/15/44 113
Michigan Tobacco Settlement Finance Authority Revenue Bonds
10,000 Zero coupon 06/01/46 1,214
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111 06/01/52 457
Star International Academy Revenue Bonds
450 5.000 03/01/30 520
Star International Academy Revenue Bonds
500 5.000 03/01/33 571
32,959
Minnesota - 1.0%
City of Blaine Healthcare Revenue Bonds
1,400 6.125 07/01/45 1,359
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 568
City of Ham Lake Minnesota Revenue Bonds
2,000 5.000 11/01/36 2,223
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000 12/01/32 1,589
City of St Cloud  Revenue Bonds
380 5.000 05/01/48 467
City of St Cloud  Revenue Bonds
125 4.000 05/01/49 142
City of Woodbury Revenue Bonds
25 4.000 12/01/40 27
City of Woodbury Revenue Bonds
25 4.000 12/01/50 27
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
200 4.250 02/15/48 221
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
2,500 5.000 02/15/48 2,970
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,425 5.250 02/15/53 1,712
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
500 5.625 12/01/55 400
Duluth Independent School District No. 709 Certificate of Participation
35 3.250 03/01/25 36
Duluth Independent School District No. 709 Certificate of Participation
40 4.000 03/01/26 43
Duluth Independent School District No. 709 Certificate of Participation
45 4.000 03/01/29 48
Duluth Independent School District No. 709 Certificate of Participation
75 4.000 03/01/32 79
Duluth Independent School District No. 709 Certificate of Participation
40 4.200 03/01/34 42
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds
350 6.000 09/01/51 412
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 111
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250 07/01/33 156
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500 07/01/38 257
State of Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 109
12,998
Mississippi - 1.4%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,670 4.000 10/15/30 1,626
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 300 0.110 12/01/30 300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 14,190 0.130 12/01/30 14,190
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 1,460 0.130 11/01/35 1,460
17,676
Missouri - 0.4%
Branson Industrial Development Authority Tax Allocation
135 5.500 06/01/29 135
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 82
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,643
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250 12/01/48 263
Industrial Development Authority of the City of St. Louis Revenue Bonds
100 4.750 11/15/47 97
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000 02/01/40 1,605
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 179
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 149
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 675
State Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 537
5,365
Montana - 0.1%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,762
Nevada - 0.4%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,187
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 52
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 87
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 59
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 42
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 186
Las Vegas Convention & Visitors Authority Revenue Bonds
80 4.000 06/01/49 84
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 12/01/49 56
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 280
Las Vegas Special Improvement District No. 607 Special Assessment
155 5.000 06/01/24 171
Las Vegas Special Improvement District No. 813 Special Assessment
20 4.250 06/01/37 21
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 26
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 27
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000 07/15/37 1,206
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000 07/01/34 1,191
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000 07/01/45 190
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000 07/01/51 201
5,066
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds
(SIFMA Municipal
Swap Index + 0.750%)(ae)(Ê) 1,000 0.870 10/01/21 1,000
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950 04/01/29 104
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 180 3.625 07/02/40 187
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 310 3.750 07/02/40 323
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 434
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 456
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 480
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 509
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 526
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 577
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 555
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 585
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 608
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 637
6,981
New Jersey - 5.5%
City of Atlantic City General Obligation Unlimited
500 5.000 12/01/24 506
City of Atlantic City General Obligation Unlimited
450 5.000 12/01/25 453

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atlantic City General Obligation Unlimited
270 5.000 12/01/28 271
City of Atlantic City General Obligation Unlimited
(µ) 225 5.000 03/01/32 273
City of Atlantic City General Obligation Unlimited
(µ) 35 5.000 03/01/37 42
City of Atlantic City General Obligation Unlimited
(µ) 45 5.000 03/01/42 53
New Jersey Economic Development Authority Revenue Bonds
1,350 5.125 09/15/23 1,437
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425 02/15/29 1,785
New Jersey Economic Development Authority Revenue Bonds
2,000 5.250 09/15/29 2,133
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 566
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 504
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 589
New Jersey Economic Development Authority Revenue Bonds
275 3.000 08/01/41 281
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000 06/01/42 236
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 762
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,664
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 6,153
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 100
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,131
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 774
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,294
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 192
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 1,040
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 518
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 119
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125 07/01/38 330
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000 07/01/46 172
New Jersey Transportation Trust Fund Authority Revenue Bonds
(ae) 400 5.500 06/15/21 408
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,295
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 510
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 631
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168 12/15/30 1,817
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 344
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 433
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 608
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965 12/15/33 406
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 544
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 560
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 72
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823 12/15/34 773
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 458
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130 12/15/35 3,598
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 385
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 125 4.342 12/15/36 88
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,542
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 568
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,250 4.000 06/15/37 2,661
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 4,408
New Jersey Transportation Trust Fund Authority Revenue Bonds
675 5.000 06/15/38 753
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 372
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,112
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 451
New Jersey Transportation Trust Fund Authority Revenue Bonds
275 3.000 06/15/50 285
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 4.000 06/15/50 1,148
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 2,065
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,951
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,680
South Jersey Port Corp. Revenue Bonds
3,000 5.000 01/01/49 3,534
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 366

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,066
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000 11/01/50 5,212
Tobacco Settlement Financing Corp. Revenue Bonds
2,080 5.000 06/01/46 2,482
Union County Improvement Authority Revenue Bonds
(Þ) 500 6.750 12/01/41 516
69,480
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 59
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 87
146
New York - 7.1%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000 07/15/25 294
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000 07/15/26 212
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000 07/15/28 152
Brooklyn Arena Local Development Corp. Revenue Bonds
200 5.000 07/15/42 231
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000 07/15/43 31
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 180 4.000 04/01/50 206
Build NYC Resource Corp.
(Þ) 200 5.000 12/01/51 221
City of New York General Obligation Unlimited
275 5.000 03/01/44 337
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 275 5.000 07/01/45 327
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 325 5.000 07/01/51 385
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 41
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 41
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 35
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 23
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,093
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 252
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000 02/01/23 5,701
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/25 176
Metropolitan Transportation Authority Revenue Bonds
95 5.000 11/15/27 113
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 179
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 72
Metropolitan Transportation Authority Revenue Bonds
125 5.250 11/15/31 148
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 157
Metropolitan Transportation Authority Revenue Bonds
295 5.000 11/15/33 377
Metropolitan Transportation Authority Revenue Bonds
450 5.000 11/15/34 533
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 56
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 173
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 129
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 33
Metropolitan Transportation Authority Revenue Bonds
15 Zero coupon 11/15/40 9
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 11/15/40 2,825
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 258
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000 11/15/44 1,958
Metropolitan Transportation Authority Revenue Bonds
1,585 4.000 11/15/45 1,818
Metropolitan Transportation Authority Revenue Bonds
940 4.750 11/15/45 1,143
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000 11/15/45 1,624
Metropolitan Transportation Authority Revenue Bonds
3,000 4.000 11/15/50 3,423
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 418
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 4.000 11/15/54 1,168
Metropolitan Transportation Authority Revenue Bonds
1,615 5.250 11/15/55 2,026
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 616
New York City Industrial Development Agency Revenue Bonds
(µ) 2,175 5.000 01/01/39 2,177
New York City Transitional Finance Authority Futures Tax Secured Revenue Bonds
(~)(Ê) 1,700 1.450 08/01/45 1,700
New York City Water & Sewer System Revenue Bonds
1,975 4.000 06/15/40 2,358
New York Counties Tobacco Trust IV Revenue Bonds
9,455 Zero coupon 06/01/60 436
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,430 5.000 11/15/44 1,552

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Liberty Development Corp. Revenue Bonds
(µ) 250 3.000 03/01/49 264
New York Liberty Development Corp. Revenue Bonds
100 2.625 09/15/69 104
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000 12/01/29 1,087
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000 12/01/35 457
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 145
New York State Dormitory Authority Revenue Bonds
4,300 4.000 07/01/50 5,085
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000 09/01/50 368
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 379
New York State Environmental Facilities Corp. Revenue Bonds
(~)(ae)(Ê) 500 2.750 09/02/25 520
New York State Urban Development Corp. Revenue Bonds
10,000 4.000 03/15/34 12,340
New York Transportation Development Corp. Revenue Bonds
1,800 5.000 08/01/26 1,831
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 86
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,214
New York Transportation Development Corp. Revenue Bonds
575 4.000 10/01/30 681
New York Transportation Development Corp. Revenue Bonds
70 5.000 12/01/30 92
New York Transportation Development Corp. Revenue Bonds
50 5.000 01/01/31 60
New York Transportation Development Corp. Revenue Bonds
1,355 5.250 08/01/31 1,578
New York Transportation Development Corp. Revenue Bonds
100 5.000 01/01/33 119
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,433
New York Transportation Development Corp. Revenue Bonds
55 5.000 12/01/33 71
New York Transportation Development Corp. Revenue Bonds
1,180 5.000 10/01/35 1,479
New York Transportation Development Corp. Revenue Bonds
50 5.000 12/01/35 64
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 2,036
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 500
New York Transportation Development Corp. Revenue Bonds
40 5.000 12/01/37 51
New York Transportation Development Corp. Revenue Bonds
140 4.000 12/01/39 167
New York Transportation Development Corp. Revenue Bonds
2,975 5.000 10/01/40 3,676
New York Transportation Development Corp. Revenue Bonds
125 4.000 12/01/40 149
New York Transportation Development Corp. Revenue Bonds
110 4.000 12/01/41 132
New York Transportation Development Corp. Revenue Bonds
160 4.000 12/01/42 191
New York Transportation Development Corp. Revenue Bonds
3,325 4.375 10/01/45 3,880
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000 07/01/46 1,080
New York Transportation Development Corp. Revenue Bonds
475 5.000 07/01/46 534
New York Transportation Development Corp. Revenue Bonds
3,825 5.250 01/01/50 4,331
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/32 36
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000 12/01/33 42
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000 12/01/34 59
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000 12/01/36 47
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/38 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000 12/01/39 231
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000 12/01/40 64
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/49 137
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 306
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 360
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
2,350 6.625 06/01/44 2,435
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,718
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 139
Yonkers New York Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 29
Yonkers New York Economic Development Corp. Revenue Bonds
50 5.000 10/15/40 58
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 34
Yonkers New York Economic Development Corp. Revenue Bonds
75 5.000 10/15/50 85
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 34
90,655
North Carolina - 0.6%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 84
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,761
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,221
North Carolina Medical Care Commission Revenue Bonds
50 5.000 10/01/45 56
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,123
North Carolina Medical Care Commission Revenue Bonds
100 5.000 10/01/50 111
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,468
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,139
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 57
8,020
North Dakota - 0.4%
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 720
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,159
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,845
4,724
Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,549
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 49
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 67
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 66
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 315
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
1,230 4.000 06/01/48 1,428
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
12,455 5.000 06/01/55 14,515
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
6,225 6.259 06/01/57 993
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 107
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 158
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,136
Columbus-Franklin County Finance Authority Revenue Bonds
1,495 4.000 11/15/38 1,529
County of Cuyahoga Hospital Revenue Bonds
2,140 5.000 02/15/42 2,462
County of Darke Revenue Bonds
50 4.000 09/01/40 53
County of Darke Revenue Bonds
50 4.000 09/01/45 52
County of Darke Revenue Bonds
75 5.000 09/01/49 85
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 1,919
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,165
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,269
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,362
Franklin County Convention Facilities Authority Revenue Bonds
500 5.000 12/01/51 526
Franklin, County of Revenue Bonds
520 5.250 11/15/55 576
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750 01/15/28 112
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 252
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250 01/15/38 135
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500 01/15/48 1,341
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,509
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,229
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000 12/01/50 339
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,713
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000 12/01/42 678
State of Ohio Hospital Revenue Bonds
(Þ) 110 5.000 12/01/38 120
State of Ohio Hospital Revenue Bonds
350 3.000 01/15/45 371
State of Ohio Hospital Revenue Bonds
(Þ) 275 5.000 12/01/48 295
Toledo-Lucas Port Authority Revenue Bonds
925 5.000 07/01/39 970
47,445
Oklahoma - 0.5%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,733
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 760
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000 08/15/52 561
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 246
Oklahoma Development Finance Authority Revenue Bonds
500 5.500 08/15/57 597

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tulsa Airports Improvement Trust Revenue Bonds
(~)(ae)(Ê) 1,305 5.000 06/01/25 1,421
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,115
6,433
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 862
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 541
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 27
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000 08/15/45 328
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 129
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 249
Medford Hospital Facilities Authority Revenue Bonds
810 5.000 08/15/50 1,040
Oregon State Facilities Authority Revenue Bonds
(ae) 30 5.000 10/01/26 38
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/36 1,026
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,756
Oregon State Facilities Authority Revenue Bonds
470 5.000 10/01/46 545
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/48 1,020
8,561
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000 04/01/44 2,125
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 267
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 166
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 910 5.000 05/01/28 1,069
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 5.000 05/01/32 576
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 1,000 5.000 05/01/33 1,165
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
4,500 5.000 05/01/42 5,018
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 6.000 05/01/42 607
Berks County Industrial Development Authority Revenue Bonds
375 4.000 11/01/47 384
Berks County Municipal Authority Revenue Bonds
300 5.000 11/01/44 307
Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,286
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 57
Bucks County Industrial Development Authority Revenue Bonds
110 5.000 11/01/30 126
Bucks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 85
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 113
Bucks County Industrial Development Authority Revenue Bonds
750 5.000 11/01/47 830
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 795
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 624
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,830
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,423
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,176
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697 09/15/22 267
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000 09/01/28 1,495
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 254
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 125
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 231
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000 06/01/39 1,776
Dauphin County General Authority Revenue Bonds
(Þ) 850 5.875 10/15/40 896
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125 10/15/41 995
Dauphin County General Authority Revenue Bonds
(Þ) 2,000 6.250 10/15/53 2,116
Doylestown Hospital Authority Revenue Bonds
335 3.950 07/01/24 339
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 607
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 108
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 107
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 546

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 160
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 93
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 88
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 158
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500 07/15/48 2,070
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 588
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 578
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,069
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,081
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,436
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,678
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,798
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 163
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,889
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,109
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 64
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 87
Pennsylvania Economic Development Financing Authority Revenue Bonds
(Þ) 375 5.750 06/01/36 370
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,451
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
365 6.250 09/01/33 393
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 1,003
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,464
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,757
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,232
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 900 5.000 06/15/40 1,049
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 350 5.000 06/15/50 390
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 118
Philadelphia General Obligation Unlimited
(~)(Ê) 2,425 0.140 08/01/31 2,425
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
100 5.625 07/01/42 106
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 102
Scranton School District General Obligation Limited.
(µ) 2,025 4.250 06/01/37 2,252
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 226
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 284
Westmoreland County Industrial Development Authority Revenue Bonds
80 4.000 07/01/37 94
60,716
Puerto Rico - 7.5%
Commonwealth of Puerto Rico General Obligation Unlimited
110 5.000 07/01/21 90
Commonwealth of Puerto Rico General Obligation Unlimited
120 5.000 07/01/24 99
Commonwealth of Puerto Rico General Obligation Unlimited
180 5.000 07/01/27 148
Commonwealth of Puerto Rico General Obligation Unlimited
775 6.000 07/01/29 622
Commonwealth of Puerto Rico General Obligation Unlimited
130 5.125 07/01/31 107
Commonwealth of Puerto Rico General Obligation Unlimited
340 6.000 07/01/32 258
Commonwealth of Puerto Rico General Obligation Unlimited
100 5.000 07/01/33 82
Commonwealth of Puerto Rico General Obligation Unlimited
210 5.250 07/01/34 173
Commonwealth of Puerto Rico General Obligation Unlimited
235 5.000 07/01/35 193
Commonwealth of Puerto Rico General Obligation Unlimited
5,295 8.000 07/01/35 3,865
Commonwealth of Puerto Rico General Obligation Unlimited
315 5.875 07/01/36 261
Commonwealth of Puerto Rico General Obligation Unlimited
3,500 5.250 07/01/37 2,883
Commonwealth of Puerto Rico General Obligation Unlimited
250 6.000 07/01/38 208
Commonwealth of Puerto Rico General Obligation Unlimited
225 6.000 07/01/40 176
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
9,837 7.500 08/20/40 7,881
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,000 5.000 07/01/21 1,014
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 31
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
110 5.000 07/01/33 115
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,000 5.000 07/01/35 2,412
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
750 5.125 07/01/37 788

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,735 5.250 07/01/42 6,030
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000 07/01/47 1,485
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 213
Puerto Rico Commonwealth General Obligation Unlimited
(µ) 100 5.000 07/01/31 102
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000 07/01/31 2,128
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000 07/01/22 569
Puerto Rico Electric Power Authority Revenue Bonds
1,685 5.250 07/01/27 1,439
Puerto Rico Electric Power Authority Revenue Bonds
2,275 5.000 07/01/28 1,939
Puerto Rico Electric Power Authority Revenue Bonds
5,000 5.250 07/01/28 4,270
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,840 1.480 07/01/29 2,603
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250 07/01/32 110
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750 07/01/33 358
Puerto Rico Electric Power Authority Revenue Bonds
1,000 7.000 07/01/43 900
Puerto Rico Electric Power Authority Revenue Bonds
650 5.250 07/01/49 533
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 20 5.500 07/01/26 23
Puerto Rico Highway & Transportation Authority Revenue Bonds
420 5.000 07/01/28 380
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500 07/01/29 168
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/31 566
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500 07/01/31 12
Puerto Rico Highway & Transportation Authority Revenue Bonds
205 5.000 07/01/32 72
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250 07/01/32 30
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 525 5.250 07/01/33 632
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250 07/01/34 326
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250 07/01/35 72
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250 07/01/36 2,053
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750 07/01/38 161
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 7,060 5.250 07/01/38 7,758
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250 07/01/41 929
Puerto Rico Highway & Transportation Authority Revenue Bonds
180 5.000 07/01/42 63
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 335 5.500 07/01/25 369
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620 07/01/28 40
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620 07/01/29 217
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302 07/01/35 394
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 125 5.601 07/01/37 62
Puerto Rico Public Buildings Authority Revenue Bonds
775 4.750 07/01/26 654
Puerto Rico Public Buildings Authority Revenue Bonds
3,580 5.000 07/01/32 3,057
Puerto Rico Public Buildings Authority Revenue Bonds
240 5.250 07/01/33 211
Puerto Rico Public Buildings Authority Revenue Bonds
105 5.500 07/01/37 93
Puerto Rico Public Buildings Authority Revenue Bonds
425 5.250 07/01/40 363
Puerto Rico Public Buildings Authority Revenue Bonds
1,125 5.250 07/01/42 897
Puerto Rico Public Buildings Authority Revenue Bonds
400 5.750 07/01/49 356
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
104 3.941 07/01/24 99
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 355
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 3.071 07/01/29 233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 3.450 07/01/33 426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
6,248 4.329 07/01/40 6,905
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 248
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,326 5.709 07/01/46 1,364
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
6,659 5.772 07/01/51 1,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 35
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,408 4.750 07/01/53 1,576
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
14,793 5.000 07/01/58 16,829
94,851
Rhode Island - 0.2%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 551
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,812
2,363
South Carolina - 0.7%
Berkeley County Special Assessment
500 4.000 11/01/30 560
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 156
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,557
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,312
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,554
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 299
South Carolina Transportation Infrastructure Bank Revenue Bonds
(ae) 125 5.250 07/01/25 151
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,842
9,431
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
125 4.000 08/01/44 143
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 123
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,183
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 308
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,043
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 24
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 41
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 118
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,123
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 117
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 57
5,280
Texas - 5.0%
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 553
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000 01/01/29 111
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 812
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 647
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 53
Cedar Bayou Navigation District Special Assessment
(Þ) 585 6.000 09/15/51 600
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,096
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000 01/01/45 334
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 115
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,373
Central Texas Turnpike System Revenue Bonds
5,130 5.000 06/30/58 6,240
City of Aubrey Revenue Bonds
650 7.250 09/01/45 704
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125 11/01/33 366
City of Celina Special Assessment
(µ) 190 4.000 09/01/30 215
City of Celina Special Assessment
(µ) 1,020 3.000 09/01/35 1,054
City of Celina Special Assessment
(Þ) 165 4.125 09/01/39 181
City of Celina Special Assessment
(µ) 2,025 2.625 09/01/40 1,999
City of Celina Special Assessment
50 6.250 09/01/45 53
City of Celina Special Assessment
100 7.500 09/01/45 108
City of Celina Special Assessment
845 4.375 09/01/49 896

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000 09/01/32 159
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 97
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 700
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 114
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 165
City of Haslet Texas Special Assessment
(Þ) 200 4.375 09/01/49 222
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,617
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 341
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 855
City of Houston Airport System Revenue Bonds
3,095 5.000 07/15/28 3,588
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 541
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,101
City of Justin Special Assessment Revenue Bonds
(Þ) 270 5.500 09/01/47 311
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.625 09/01/39 114
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.750 09/01/44 113
City of Lago Vista Texas Special Assessment
55 3.750 09/01/42 59
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250 09/15/39 111
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500 09/15/49 222
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500 09/15/40 113
City of Mclendon -Chisholm Texas Special Assessment
(Þ) 100 4.375 09/15/49 112
City of McLendon -Chisholm Texas Special Assessment
(µ) 100 2.500 09/15/35 101
City of McLendon -Chisholm Texas Special Assessment
(µ) 650 3.000 09/15/45 655
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750 09/15/39 113
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375 09/01/48 1,178
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000 09/15/49 169
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125 09/01/48 107
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500 09/01/48 109
City of Princeton Special Assessment
(Þ) 300 4.500 09/01/39 333
City of Princeton Special Assessment
(Þ) 100 5.500 09/01/39 114
City of Princeton Special Assessment
(Þ) 225 3.750 09/01/40 246
City of Princeton Special Assessment
(Þ) 125 3.875 09/01/40 135
City of Princeton Special Assessment
(Þ) 130 4.875 09/01/48 148
City of Princeton Special Assessment
(Þ) 35 4.375 09/01/49 39
City of Princeton Special Assessment
(Þ) 100 4.750 09/01/49 111
City of Princeton Special Assessment
(Þ) 100 5.750 09/01/49 114
City of Princeton Special Assessment
(Þ) 325 4.000 09/01/50 359
City of Princeton Special Assessment
(Þ) 161 4.125 09/01/50 175
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/30 105
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125 09/15/39 137
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/49 110
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375 09/15/50 215
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 104
City of Shenandoah Special Assessment Revenue Bonds
140 5.700 09/01/47 163
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 544
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,110
Dallas Texas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 611
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 216
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500 08/15/35 104
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000 08/15/44 105
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 244
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/23 724
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/23 522
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 6,163
Harris County-Houston Sports Authority Revenue Bonds
(µ) 725 Zero coupon 11/15/36 319
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 300 0.100 08/01/34 300
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625 10/01/31 1,229
Mitchell County Hospital District General Obligation Limited
45 5.500 02/15/40 52

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mitchell County Hospital District General Obligation Limited
80 5.250 02/15/45 90
Mitchell County Hospital District General Obligation Limited
50 4.000 02/15/51 51
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 169
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 225
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 54
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000 08/15/40 1,071
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,527
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000 08/15/51 110
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 438
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,803
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000 01/01/25 209
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 250 3.625 01/01/35 259
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 850 4.000 01/01/50 883
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,411
Royse City Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 107
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000 07/15/34 1,001
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 214
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 848
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
175 5.000 12/15/31 237
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
130 5.000 12/15/32 179
Texas State Transportation Revenue Bonds
100 5.000 12/31/50 114
Texas State Transportation Revenue Bonds
100 5.000 12/31/55 113
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 891
Town of Argyle Special Assessment
(Þ) 100 4.250 09/01/23 104
Town of Argyle Special Assessment
(Þ) 145 5.250 09/01/47 168
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 221
Town of Little Elm Special Assessment
(Þ) 730 5.750 09/01/38 877
Town of Little Elm Special Assessment
(Þ) 100 5.000 09/01/47 113
Viridian Municipal Management District Special Assessment
25 3.125 12/01/35 26
Viridian Municipal Management District Special Assessment
30 3.375 12/01/40 31
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 417
Viridian Municipal Management District Special Assessment
50 3.500 12/01/47 52
63,586
Utah - 0.5%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750 12/01/39 689
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500 02/01/50 759
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500 08/01/40 1,127
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,615
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,367
6,557
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,109
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,700
2,809
Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds
360 4.000 10/01/22 356
Virgin Islands Public Finance Authority Revenue Bonds
340 5.000 10/01/22 339
Virgin Islands Public Finance Authority Revenue Bonds
725 5.000 10/01/25 727
Virgin Islands Public Finance Authority Revenue Bonds
1,055 5.000 10/01/26 1,058
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 180
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 989
Virgin Islands Public Finance Authority Revenue Bonds
605 6.625 10/01/29 608
Virgin Islands Public Finance Authority Revenue Bonds
2,120 5.000 10/01/32 1,997
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,297
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 410
Virgin Islands Water & Power Authority - Electric System Revenue Bonds
250 5.000 07/01/31 227
8,188

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia - 1.3%
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 3,915
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 42
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 57
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,986
Tobacco Settlement Financing Corp. Revenue Bonds
635 6.706 06/01/46 674
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 503
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 2,794
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 187
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,048
Virginia Small Business Financing Authority Revenue Bonds
475 5.000 12/31/47 561
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 26
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000 12/31/52 2,920
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 1,039
15,878
Washington - 1.0%
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000 04/01/30 494
Washington Economic Development Finance Authority Revenue Bonds
(Þ) 1,000 5.625 12/01/40 1,086
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 257
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,623
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 86
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,126
Washington State Convention Center Public Facilities District Revenue Bonds
2,300 4.000 07/01/58 2,538
Washington State Convention Center Public Facilities District Revenue Bonds
2,250 5.000 07/01/58 2,664
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000 01/01/49 163
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000 01/01/55 217
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,586
12,840
West Virginia - 0.1%
County of Ohio WV Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 54
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 145
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 146
West Virginia Economic Development Authority Revenue Bonds
(~)(ae)(Ê) 175 5.000 07/01/25 182
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 122
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 91
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 396
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 703
1,839
Wisconsin - 1.2%
Public Finance Authority Revenue Bonds
(Þ) 20 4.000 06/15/29 21
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 37
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 112
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 764
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 800
Public Finance Authority Revenue Bonds
(Þ) 65 5.000 10/01/34 75
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,130
Public Finance Authority Revenue Bonds
(Þ) 630 5.250 05/15/37 681
Public Finance Authority Revenue Bonds
(Þ) 525 5.000 06/15/39 563
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 55
Public Finance Authority Revenue Bonds
(Þ) 750 5.250 05/15/42 806
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 522
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/44 121
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 86
Public Finance Authority Revenue Bonds
(µ) 40 4.000 07/01/45 44
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 825
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 365
Public Finance Authority Revenue Bonds
(Þ) 25 5.000 06/15/49 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
(µ) 150 4.125 07/01/49 167
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 103
Public Finance Authority Revenue Bonds
(µ) 50 4.000 07/01/50 55
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/15/54 110
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/54 120
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875 10/01/54 1,044
Public Finance Authority Revenue Bonds
(µ) 65 4.000 07/01/55 72
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 134
Public Finance Authority Revenue Bonds
(Þ) 350 5.000 12/01/55 389
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/58 120
Public Finance Authority Revenue Bonds
(µ) 80 4.000 07/01/59 88
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,495
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/29 1,182
Wisconsin Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,812
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 150 5.000 10/01/39 172
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 200 5.250 03/01/45 224
Wisconsin Public Finance Authority Revenue Bonds
(Þ) 450 5.250 03/01/55 500
14,842
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,096
Total Municipal Bonds
(cost $1,132,034) 1,232,732
Short-Term Investments - 2.0%
U.S. Cash Management Fund (@) 25,477,321 (∞) 25,472
Total Short-Term Investments
(cost $25,472) 25,472
Total Investments - 99.1%
(identified cost $1,157,506) 1,258,204
Other Assets and Liabilities, Net - 0.9%
11,384
Net Assets - 100.0%
1,269,588

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
12.7%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103 .83 3,614
3,979
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 107 .83 539
576
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 107 .03 1,070
1,165
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 910,000 100 .75 917
1,069
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 500,000 100 .00 500
607
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .36 1,625
1,842
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .06 490
521
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .21 743
783
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .83 983
1,038
Arkansas Development Finance Authority Revenue Bonds 09/09/20 3,500,000 102 .55 3,588
3,931
Arkansas Development Finance Authority Revenue Bonds 12/08/20 1,000,000 107 .69 1,077
1,097
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
110
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
109
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .40 1,064
1,222
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
102
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .15 100
102
Beaumont Community Development District Special Assessment 01/25/19 185,000 100 .00 185
204
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
536
Brookstone Community Development District Special Assessment 01/23/18 65,000 100 .00 65
66
Build NYC Resource Corp. 01/14/21 200,000 106 .21 212
221
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111 .33 1,112
1,185
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100 .39 838
858
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .45 995
1,128
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .72 1,541
1,706
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .76 1,883
2,039
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .36 65
73
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .69 2,827
2,971
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .23 2,450
2,588
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .50 443
460
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .42 607
665
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100 .00 550
550
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .65 682
684
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .18 536
572
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .72 1,067
1,138
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .93 222
230
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .19 625
644
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .35 158
165
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103 .00 2,678
2,957
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107 .47 215
234
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .09 2,677
2,856
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .72 534
512
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .67 1,077
1,201
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .35 261
275
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .40 211
223
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111 .03 111
113
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 3,680,000 99 .24 3,651
4,210
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .42 1,336
1,418
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,001
2,073
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
600
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
397
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
151
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .96 247
277

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .19 365
390
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .71 1,391
1,951
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .15 1,883
2,616
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
366
City of Celina Special Assessment 09/11/19 165,000 100 .00 165
181
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
159
City of Haslet Texas Special Assessment 07/30/20 200,000 105 .70 211
222
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100 .00 270
311
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
113
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
114
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103 .11 206
222
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99 .36 99
111
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100 .00 100
113
City of Mclendon -Chisholm Texas Special Assessment 06/26/20 100,000 105 .40 105
112
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,178
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
113
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
169
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .50 1,435
1,589
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100 .00 100
107
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99 .52 100
109
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
148
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
111
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
114
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
114
City of Princeton Special Assessment 08/27/19 300,000 103 .77 311
333
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
246
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
359
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
135
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
175
City of Princeton Special Assessment 06/26/20 35,000 105 .15 37
39
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .42 124
137
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .97 103
110
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .74 201
215
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .20 101
105
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106 .01 1,352
1,495
Colorado Educational and Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 109 .15 360
355
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 115 .09 1,151
1,156
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 104 .00 945
971
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104 .03 104
108
Corkscrew Farms Community Development District Special Assessment 12/13/17 145,000 100 .00 145
163
Corkscrew Farms Community Development District Special Assessment 12/13/17 70,000 100 .00 70
79
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106 .14 1,810
1,869
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .85 114
127
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
249
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
138
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
648
CSCDA Community Improvement Authority Revenue Bonds 01/22/21 500,000 103 .91 520
553
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .92 979
995
Dauphin County General Authority Revenue Bonds 12/21/20 2,000,000 100 .00 2,000
2,116
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
896
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .83 99
114
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .90 148
171
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109 .23 328
363
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 111 .24 111
122
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 111 .40 256
285
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 111 .87 246
274
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .27 197
223
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .89 198
224

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .17 740
798
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 325,000 104 .82 341
385
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .81 291
327
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
54
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .36 228
241
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
680
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .06 101
105
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .89 100
104
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .51 161
175
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100 .00 1,965
1,899
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
113
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
849
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113 .45 777
799
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .75 119
126
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .91 102
106
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .75 163
170
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103 .16 103
108
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .19 223
245
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .95 127
140
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95 .74 1,407
1,431
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .24 1,407
1,546
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .35 1,895
2,070
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,371
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .48 191
208
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
64
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .88 127
137
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
263
Illinois Finance Authority Revenue Bonds 02/25/20 555,000 120 .30 668
661
Illinois Finance Authority Revenue Bonds 07/24/20 3,060,000 100 .23 3,072
3,301
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102 .06 204
221
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .37 1,506
1,605
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
202
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
300
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
253
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
991
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
215
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .30 99
107
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .93 99
109
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .34 99
110
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98 .96 99
104
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
108
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
109
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,709
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .13 55
56
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111 .08 56
56
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .65 117
122
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .98 117
123
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .17 1,340
1,377
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
163
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
109
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .54 246
296
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .13 198
239
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
759
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .90 1,149
1,229
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,670,000 101 .21 1,690
1,626
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 605,000 99 .57 602
607

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .41 40
44
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .63 189
207
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .19 1,135
1,206
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
104
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
187
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
323
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .69 111
110
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .77 1,018
1,071
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,430,000 104 .08 1,489
1,552
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .22 413
457
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105 .96 954
1,087
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
112
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
135
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .83 1,211
1,341
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111 .06 1,111
1,026
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .96 1,040
1,020
Parish of St James Revenue Bonds 05/20/20 100,000 100 .00 100
127
Parish of St James Revenue Bonds 05/20/20 125,000 100 .00 125
161
Parish of St James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,139
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100 .69 378
370
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111 .78 224
230
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 112 .50 1,012
1,049
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
26
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
53
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
209
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 850,000 99 .57 845
883
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 250,000 98 .61 247
259
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .61 498
531
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,508
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .25 774
806
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .55 652
681
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .06 526
563
Public Finance Authority Revenue Bonds 05/01/19 20,000 100 .65 20
21
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .66 102
110
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .45 25
26
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,044
Public Finance Authority Revenue Bonds 09/16/20 65,000 106 .35 69
75
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .50 383
389
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,250,000 116 .82 1,460
1,485
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 119 .16 2,383
2,412
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
597
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
988
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .50 226
251
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
115
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
229
Royse City Special Assessment Revenue Bonds 07/30/20 100,000 101 .48 101
107
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
63
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
26
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
25
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .12 50
52
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
113
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .63 174
197
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .66 197
225
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97 .27 608
678
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .97 141
156
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .02 232
257
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .60 2,267
2,280

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
State of Ohio Hospital Revenue Bonds 11/14/19 275,000 106 .46 293
295
State of Ohio Hospital Revenue Bonds 12/05/19 110,000 109 .19 120
120
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100 .00 1,000
1,021
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .15 982
1,124
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .24 99
111
Toscana Isles Community Development District Special Assessment Revenue
Bonds 11/08/18 265,000 98 .55 261
303
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .24 99
111
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .34 99
111
Town of Argyle Special Assessment 01/24/18 100,000 100 .00 100
104
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
168
Town of Little Elm Special Assessment 12/06/17 100,000 100 .35 100
113
Town of Little Elm Special Assessment 11/07/18 730,000 100 .00 730
877
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,131
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
315
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .56 205
237
Union County Improvement Authority Revenue Bonds 10/23/19 500,000 100 .00 500
516
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .83 514
570
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .97 106
104
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .27 98
105
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .44 487
554
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .96 490
555
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98 .59 99
111
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
113
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,464
Village Community Development District No. 12 Special Assessment 03/16/18 680,000 100 .00 680
749
Village Community Development District No. 12 Special Assessment 06/06/18 680,000 101 .28 689
749
Village Community Development District No. 12 Special Assessment 09/11/20 265,000 100 .00 265
275
Village Community Development District No. 12 Special Assessment 09/11/20 590,000 100 .00 590
611
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .43 1,044
1,086
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .87 216
217
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .64 163
163
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
163
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
163
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .92 1,733
1,791
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
107
Westside Community Development District Special Assessment 09/20/19 100,000 99 .81 100
107
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
138
Wildblue Community Development District Special Assessment 05/23/19 225,000 99 .60 224
244
Wisconsin Public Finance Authority Revenue Bonds 12/11/19 1,000,000 114 .82 1,148
1,182
Wisconsin Public Finance Authority Revenue Bonds 08/10/20 150,000 107 .23 161
172
Wisconsin Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .24 474
500
Wisconsin Public Finance Authority Revenue Bonds 08/28/20 200,000 106 .00 212
224
161,467
For a description of restricted securities see note 6 in the Notes Quarterly Report.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 21,651 03/21
137
United States 10 Year Ultra Treasury Note Futures 49 USD 7,538 03/21
146
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
283
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(229) (390) (619)
Total Open Interest Rate Swap Contracts (å)
(229) (390) (619)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 18,784 $ — $ — $ 18,784
Alaska
—
5,893 — — 5,893
Arizona
—
16,733 — — 16,733
Arkansas
—
9,578 — — 9,578
California
—
136,170 — — 136,170
Colorado
—
52,579 — — 52,579
Connecticut
—
13,827 — — 13,827
Delaware
—
1,226 — — 1,226
District of Columbia
—
15,655 — — 15,655
Florida
—
112,613 — — 112,613
Georgia
—
20,061 — — 20,061
Guam
—
11,981 — — 11,981
Hawaii
—
2,964 — — 2,964
Idaho
—
1,308 — — 1,308
Illinois
—
139,676 — — 139,676
Indiana
—
3,742 — — 3,742
Iowa
—
5,661 — — 5,661
Kansas
—
848 — — 848
Kentucky
—
4,483 — — 4,483
Louisiana
—
12,549 — — 12,549
Maine
—
5,711 — — 5,711
Maryland
—
10,353 — — 10,353
Massachusetts
—
11,790 — — 11,790
Michigan
—
32,959 — — 32,959
Minnesota
—
12,998 — — 12,998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Mississippi
—
17,676 — — 17,676
Missouri
—
5,365 — — 5,365
Montana
—
1,762 — — 1,762
Nevada
—
5,066 — — 5,066
New Hampshire
—
6,981 — — 6,981
New Jersey
—
69,480 — — 69,480
New Mexico
—
146 — — 146
New York
—
90,655 — — 90,655
North Carolina
—
8,020 — — 8,020
North Dakota
—
4,724 — — 4,724
Ohio
—
47,445 — — 47,445
Oklahoma
—
6,433 — — 6,433
Oregon
—
8,561 — — 8,561
Pennsylvania
—
60,716 — — 60,716
Puerto Rico
—
94,851 — — 94,851
Rhode Island
—
2,363 — — 2,363
South Carolina
—
9,431 — — 9,431
Tennessee
—
5,280 — — 5,280
Texas
—
63,586 — — 63,586
Utah
—
5,868 689 — 6,557
Vermont
—
2,809 — — 2,809
Virgin Islands
—
8,188 — — 8,188
Virginia
—
15,878 — — 15,878
Washington
—
12,840 — — 12,840
West Virginia
—
1,839 — — 1,839
Wisconsin
—
14,842 — — 14,842
Wyoming
—
1,09 6 — — 1,09 6
Short-Term Investments — — — 25,47 2 25,47 2
Total Investments — 1,232,04 3 689 25,47 2 1,258,204
Other Financial Instruments
Assets
Futures Contracts 283 — — — 283
T
Liabilities
Interest Rate Swap Contracts — (619) — — (619)
Total Other Financial Instruments
*
$ 283 $ (619) $ — $ — $ (336)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.0%
Alabama - 1.8%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000 01/01/33 177
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000 01/01/34 235
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000 01/01/36 350
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000 01/01/38 615
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000 01/01/39 440
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000 09/01/28 2,220
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000 06/01/31 1,250
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000 07/01/28 895
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000 07/01/29 989
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000 07/01/37 1,184
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000 07/01/39 824
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000 07/01/40 705
Black Belt Energy Gas District Revenue Bonds
(~)(ae)(Ê) 11,000 4.000 07/01/46 11,099
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000 06/01/32 2,322
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000 08/01/27 2,128
County of Jefferson Sewer Revenue Bonds
2,230 5.000 10/01/22 2,413
Homewood Educational Building Authority Revenue Bonds
(µ)(ae) 1,250 5.000 12/01/22 1,361
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000 12/01/26 520
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/30 1,122
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/31 1,119
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000 03/01/32 1,511
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000 12/01/31 9,298
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000 08/01/39 2,578
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000 11/01/37 1,809
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000 11/01/38 1,895
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000 06/01/24 846
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 2.044 06/01/49 1,997
University of South Alabama Revenue Bonds
(µ) 1,530 5.000 11/01/24 1,777
University of South Alabama Revenue Bonds
(µ) 1,695 5.000 11/01/25 2,039
University of South Alabama Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,232
University of South Alabama Revenue Bonds
(µ) 715 5.000 10/01/32 877
University of South Alabama Revenue Bonds
(µ) 325 5.000 10/01/36 394
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/28 252
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/29 258
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/30 263
University of West Alabama Revenue Bonds
(µ) 300 4.000 01/01/33 359
University of West Alabama Revenue Bonds
(µ) 330 4.000 01/01/34 392
University of West Alabama Revenue Bonds
(µ) 430 4.000 01/01/35 509
University of West Alabama Revenue Bonds
(µ) 450 4.000 01/01/36 531
University of West Alabama Revenue Bonds
(µ) 250 4.000 01/01/38 293
University of West Alabama Revenue Bonds
(µ) 380 4.000 01/01/39 445
61,523
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000 04/01/25 1,278
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000 06/01/28 920
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000 06/01/33 548
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000 12/01/26 199
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000 12/01/27 805
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000 12/01/28 383
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000 12/01/29 396
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000 12/01/30 282
Northern Tobacco Securitization Corp. Revenue Bonds
350 5.000 06/01/32 356
5,167
Arizona - 1.6%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 2.216 01/01/37 6,252
Arizona Industrial Development Authority Revenue Bonds
490 5.000 05/01/27 541
Arizona Industrial Development Authority Revenue Bonds
270 5.000 05/01/28 300
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000 11/01/28 1,533
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000 11/01/32 1,869
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000 11/01/35 1,380
Arizona Industrial Development Authority Revenue Bonds
600 4.000 11/01/36 720
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000 11/01/37 1,309
Arizona Industrial Development Authority Revenue Bonds
750 4.000 11/01/39 892
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/39 1,241
Arizona Industrial Development Authority Revenue Bonds
800 4.000 11/01/40 948
Arizona Industrial Development Authority Revenue Bonds
120 5.000 01/01/43 115
Arizona Industrial Development Authority Revenue Bonds
225 5.000 11/01/44 276
Arizona Industrial Development Authority Revenue Bonds
500 4.500 01/01/49 432
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/54 256
Arizona Transportation Board Revenue Bonds
2,735 5.000 07/01/25 3,180
City of Glendale Excise Tax Revenue Bonds
2,505 5.000 07/01/29 3,103
City of Glendale Excise Tax Revenue Bonds
2,025 5.000 07/01/32 2,477
County of Pinal Revenue Bonds
1,775 5.000 08/01/25 2,042
Entertainment Center Community Facilities District Revenue Bonds
3,376 4.000 07/01/37 3,448
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000 07/15/36 975
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000 09/01/30 1,073
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000 09/01/31 1,258
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000 09/01/32 1,158
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000 09/01/33 998
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(ae)(Ê) 1,890 1.470 01/01/35 1,887
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000 01/01/41 707
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000 07/01/29 409
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000 07/01/30 313
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000 07/01/28 158
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000 07/01/29 269
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000 07/01/30 954
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000 01/01/36 2,487
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250 12/01/24 1,271
Salt Verde Financial Corp. Revenue Bonds
800 5.000 12/01/37 1,166
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000 06/01/27 487
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000 06/01/28 446
Tempe Industrial Development Authority Revenue Bonds
(Þ) 5,000 4.000 10/01/23 5,001
Town of Marana Arizona Revenue Bonds
1,485 5.000 07/01/28 1,646
54,977
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds
955 4.000 06/01/35 1,133
Batesville Public Facilities Board Revenue Bonds
150 5.000 06/01/21 152
Batesville Public Facilities Board Revenue Bonds
70 5.000 06/01/22 73
Batesville Public Facilities Board Revenue Bonds
95 5.000 06/01/23 101
Batesville Public Facilities Board Revenue Bonds
140 5.000 06/01/24 152
Batesville Public Facilities Board Revenue Bonds
165 5.000 06/01/25 182
Batesville Public Facilities Board Revenue Bonds
230 5.000 06/01/26 258
Batesville Public Facilities Board Revenue Bonds
225 5.000 06/01/27 255
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000 10/01/31 4,498
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/36 682

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/37 681
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000 12/01/30 582
City of Sherwood Sales & Use Tax Revenue Bonds
805 3.050 12/01/43 841
County of Pulaski Revenue Bonds
1,000 5.000 03/01/29 1,229
Little Rock Water Reclamation System Revenue Bonds
1,045 4.000 04/01/21 1,052
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000 03/01/33 1,082
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000 03/01/36 1,604
University of Central Arkansas Revenue Bonds
(µ) 400 3.250 11/01/33 432
University of Central Arkansas Revenue Bonds
(µ) 325 5.000 11/01/36 379
15,368
California - 7.6%
Apple Valley Public Financing Authority Tax Allocation
(µ) 2,930 4.000 06/01/34 3,583
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/28 617
Beaumont Financing Authority Special Tax
995 5.000 09/01/45 1,120
Brea Redevelopment Agency Tax Allocation
600 5.000 08/01/32 757
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000 09/02/29 1,152
Brentwood Union School District General Obligation Unlimited
200 5.000 08/01/32 247
Brentwood Union School District General Obligation Unlimited
250 5.000 08/01/33 308
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 56
California Educational Facilities Authority Revenue Bonds
110 5.000 10/01/26 137
California Educational Facilities Authority Revenue Bonds
200 5.000 10/01/27 255
California Educational Facilities Authority Revenue Bonds
445 5.000 10/01/32 567
California Educational Facilities Authority Revenue Bonds
800 5.000 10/01/35 1,009
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/26 1,222
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000 02/01/27 1,591
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000 02/01/28 1,686
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 11/15/29 1,066
California Health Facilities Financing Authority Revenue Bonds
365 5.000 08/15/32 442
California Health Facilities Financing Authority Revenue Bonds
600 5.000 08/15/33 724
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000 08/15/35 1,922
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000 11/01/26 401
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000 11/01/27 174
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000 11/01/32 382
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000 11/01/33 516
California Municipal Finance Authority Revenue Bonds
1,825 2.000 07/01/24 1,826
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/26 122
California Municipal Finance Authority Revenue Bonds
690 5.000 08/15/27 880
California Municipal Finance Authority Revenue Bonds
250 5.000 10/01/27 311
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/29 285
California Municipal Finance Authority Revenue Bonds
11,100 5.000 05/15/30 13,734
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/30 126
California Municipal Finance Authority Revenue Bonds
350 5.000 01/01/31 454
California Municipal Finance Authority Revenue Bonds
800 5.000 08/15/32 997
California Municipal Finance Authority Revenue Bonds
1,200 5.000 08/15/34 1,486
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000 05/15/23 1,598
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 6,500 0.870 05/15/24 6,500
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500 11/01/27 2,815
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000 12/01/27 435
California Statewide Communities Development Authority Revenue Bonds
275 5.000 04/01/30 328
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125 11/01/33 3,487
California Statewide Communities Development Authority Revenue Bonds
900 5.000 08/01/34 984
California Statewide Communities Development Authority Revenue Bonds
825 5.000 04/01/47 946
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000 09/01/38 479
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/33 569
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/34 568
City of Calimesa California Special Tax
415 4.000 09/01/37 470
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000 08/01/28 1,597

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lemoore Water Revenue Bonds
(µ) 230 5.000 06/01/33 292
City of Lemoore Water Revenue Bonds
(µ) 500 5.000 06/01/38 624
City of Lemoore Water Revenue Bonds
(µ) 600 5.000 06/01/39 753
City of Los Angeles Department of Airports Revenue Bonds
725 5.000 05/15/28 859
City of Roseville California Special Tax
5 3.000 09/01/22 5
City of Roseville California Special Tax
10 4.000 09/01/24 11
City of Roseville California Special Tax
10 4.000 09/01/26 11
City of Roseville California Special Tax
10 5.000 09/01/30 12
City of Roseville California Special Tax
25 4.000 09/01/32 28
City of Roseville California Special Tax
30 4.000 09/01/34 33
City of Roseville California Special Tax
35 4.000 09/01/36 39
City of Roseville California Special Tax
40 4.000 09/01/38 44
City of Roseville California Special Tax
45 4.000 09/01/40 50
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000 07/01/31 3,174
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000 06/01/32 863
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000 06/01/30 1,487
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000 06/01/31 2,363
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000 06/01/32 2,178
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000 08/01/39 4,067
County of San Diego Special Tax
185 4.000 09/01/45 202
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000 09/01/28 1,386
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000 09/01/29 498
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000 09/01/32 949
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000 09/01/33 675
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000 08/01/34 142
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000 06/01/28 4,628
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 5.000 06/01/31 12,627
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000 06/01/32 13,408
Golden State Tobacco Securitization Corp. Revenue Bonds
4,300 5.000 06/01/34 5,328
Grossmont- Cuyamaca Community College District General Obligation Unlimited
425 5.000 08/01/34 553
Grossmont- Cuyamaca Community College District General Obligation Unlimited
500 5.000 08/01/35 650
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,000 5.000 08/01/36 1,295
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,125 5.000 08/01/37 1,453
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000 08/01/40 445
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds
(µ) 1,000 5.000 06/01/36 1,214
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000 08/15/29 983
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000 08/15/30 525
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000 08/15/31 2,338
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000 08/15/32 2,044
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000 08/15/33 1,378
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000 05/01/33 1,214
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000 08/01/26 297
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000 08/01/28 410
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000 08/01/30 498
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000 08/01/31 975
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000 08/01/32 421
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/33 608
Irvine Unified School District Special Tax
60 5.000 09/01/30 79
Irvine Unified School District Special Tax
50 5.000 09/01/32 65
Irvine Unified School District Special Tax
60 5.000 09/01/34 78
Irvine Unified School District Special Tax
75 5.000 09/01/36 96
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000 10/01/34 978
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000 10/01/35 1,938
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000 08/01/33 1,640
Los Angeles Community College District General Obligation Unlimited
1,890 4.000 08/01/37 2,196
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 06/01/37 3,373
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769 08/01/31 449

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943 08/01/32 379
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113 08/01/33 496
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256 08/01/34 436
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381 08/01/35 518
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478 08/01/36 623
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000 06/01/32 560
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000 09/01/36 2,909
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon 08/01/31 4,551
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000 08/01/34 1,171
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000 06/01/34 872
Oxnard School District General Obligation Unlimited
(µ) 810 5.250 08/01/28 978
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000 10/01/29 449
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000 10/01/30 234
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000 10/01/31 489
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000 10/01/32 504
Palomar Health General Obligation Unlimited
2,230 5.000 08/01/29 2,670
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845 08/01/34 1,002
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000 08/01/38 811
Rio Vista Public Financing Authority Special Tax
275 5.000 09/01/27 334
Rio Vista Public Financing Authority Special Tax
235 5.000 09/01/29 284
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000 11/01/32 669
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 535 4.000 11/01/33 658
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000 11/01/35 504
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000 10/01/27 2,740
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000 10/01/28 1,204
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000 10/01/30 1,374
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon 10/01/28 576
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon 10/01/37 1,152
Riverside Unified School District Special Tax
25 4.000 09/01/27 29
Riverside Unified School District Special Tax
30 4.000 09/01/28 35
Riverside Unified School District Special Tax
30 4.000 09/01/29 35
Riverside Unified School District Special Tax
30 4.000 09/01/30 34
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000 06/01/25 404
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000 06/01/26 301
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125 06/01/27 366
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125 06/01/35 1,020
Sacramento County Sanitation Districts Financing Authority Revenue Bonds
(USD
3 Month LIBOR + 0.530%)(µ)(Ê) 4,200 1.962 12/01/35 3,942
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 600 1.980 06/01/34 566
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622 07/01/34 1,911
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775 07/01/36 1,112
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835 07/01/37 1,792
San Francisco City & County Public Utilities Commission Water Revenue Bonds
(ae) 2,685 5.000 11/01/27 2,784
San Jacinto Unified School District Financing Authority Special Tax
100 5.000 09/01/36 118
San Jacinto Unified School District Financing Authority Special Tax
250 5.000 09/01/44 290
San Jacinto Unified School District Financing Authority Special Tax
375 5.000 09/01/49 432
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000 08/01/34 534
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000 08/01/39 945
San Ysidro School District Certificate Of Participation
(µ) 1,175 5.000 09/01/28 1,396
San Ysidro School District General Obligation Unlimited
(µ) 1,000 Zero coupon 08/01/41 602
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000 08/01/31 664
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000 08/01/33 981
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000 08/01/34 1,599
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/31 605

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/32 602
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000 04/01/29 1,292
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000 04/01/31 1,058
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000 04/01/32 822
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000 04/01/33 1,713
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000 04/01/34 1,789
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000 04/01/35 1,879
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000 04/01/36 2,647
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000 08/01/35 1,348
South Orange County Public Financing Authority Special Assessment
1,500 5.000 08/15/28 1,904
South Orange County Public Financing Authority Special Assessment
900 5.000 08/15/29 940
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000 08/15/30 882
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000 08/15/31 482
State of California General Obligation Unlimited
1,250 5.000 04/01/24 1,441
State of California General Obligation Unlimited
1,600 5.000 04/01/25 1,918
State of California General Obligation Unlimited
7,095 5.000 11/01/25 8,037
State of California General Obligation Unlimited
5,760 5.000 03/01/26 6,879
State of California General Obligation Unlimited
2,350 5.000 04/01/26 2,922
State of California General Obligation Unlimited
2,350 5.000 04/01/27 3,012
State of California General Obligation Unlimited
2,575 5.000 10/01/27 3,181
State of California General Obligation Unlimited
2,500 5.250 09/01/28 2,574
State of California General Obligation Unlimited
450 5.000 02/01/31 472
Stockton Community Facilities District Special Tax
55 2.000 09/01/24 57
Stockton Community Facilities District Special Tax
60 2.250 09/01/26 63
Stockton Community Facilities District Special Tax
60 2.375 09/01/28 63
Stockton Community Facilities District Special Tax
70 2.750 09/01/31 73
Stockton Community Facilities District Special Tax
70 3.000 09/01/33 74
Stockton Community Facilities District Special Tax
75 3.000 09/01/34 79
Stockton Community Facilities District Special Tax
50 3.000 09/01/35 52
Stockton Community Facilities District Special Tax
155 3.125 09/01/37 163
Stockton Community Facilities District Special Tax
130 3.125 09/01/39 136
Stockton Community Facilities District Special Tax
155 3.250 09/01/41 162
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000 10/01/30 2,002
Stockton Public Financing Authority Water Revenue Bonds
(µ) 270 5.000 10/01/31 343
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/26 163
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000 06/01/27 226
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/28 173
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/29 347
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/32 346
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/34 175
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000 06/01/35 87
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/36 173
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/39 171
Transbay Joint Powers Authority Tax Allocation
170 5.000 10/01/28 220
Transbay Joint Powers Authority Tax Allocation
80 5.000 10/01/29 105
Transbay Joint Powers Authority Tax Allocation
65 5.000 10/01/30 86
Transbay Joint Powers Authority Tax Allocation
140 5.000 10/01/31 185
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/33 157
Transbay Joint Powers Authority Tax Allocation
85 5.000 10/01/35 110
Transbay Joint Powers Authority Tax Allocation
95 5.000 10/01/36 123
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/37 155
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/38 154
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/39 154
Transbay Joint Powers Authority Tax Allocation
130 5.000 10/01/40 166
Vallecito Union School District General Obligation Unlimited
3,250 1.395 08/01/22 3,234
Watereuse Finance Authority Revenue Bonds
1,230 5.500 05/01/36 1,427

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000 11/01/40 1,142
257,844
Colorado - 3.2%
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/27 1,220
Arkansas River Power Authority Revenue Bonds
1,200 5.000 10/01/28 1,490
Arkansas River Power Authority Revenue Bonds
1,005 5.000 10/01/29 1,241
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/30 1,227
BNC Metropolitan District No. 1 General Obligation Unlimited
(µ) 360 5.000 12/01/32 443
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
486 4.000 12/01/27 512
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,269
City & County of Denver Airport System Revenue Bonds
(~)(ae)(Ê) 1,245 5.000 11/15/22 1,349
City & County of Denver Airport System Revenue Bonds
2,065 5.000 11/15/25 2,241
City & County of Denver Colorado Airport System Revenue Bonds
1,585 5.000 11/15/32 2,119
City and County of Denver General Obligation Unlimited
3,550 5.000 08/01/29 4,842
City and County of Denver General Obligation Unlimited
1,030 5.000 08/01/32 1,420
City of Grand Junction Revenue Bonds
300 4.000 03/01/34 368
City of Grand Junction Revenue Bonds
365 4.000 03/01/35 445
City of Grand Junction Revenue Bonds
1,715 4.000 03/01/37 2,074
City of Grand Junction Revenue Bonds
650 4.000 03/01/38 784
City of Grand Junction Revenue Bonds
1,000 4.000 03/01/39 1,203
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000 08/15/30 1,131
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000 12/01/31 965
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/54 82
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000 11/01/25 2,699
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000 09/01/30 1,739
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000 08/01/32 5,023
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000 08/01/33 4,176
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000 08/01/34 3,324
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000 08/01/35 4,921
Colorado Health Facilities Authority Revenue Bonds
200 4.000 01/01/36 243
Colorado Health Facilities Authority Revenue Bonds
360 5.000 08/01/36 456
Colorado Health Facilities Authority Revenue Bonds
145 5.000 08/01/37 183
Colorado Health Facilities Authority Revenue Bonds
215 5.000 08/01/38 271
Colorado Health Facilities Authority Revenue Bonds
460 5.000 08/01/39 578
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 2,610 2.800 05/15/42 2,720
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 795 5.000 08/01/49 960
Colorado Housing & Finance Authority Revenue Bonds
1,855 4.250 11/01/49 2,103
Colorado Mesa University Revenue Bonds
2,260 5.000 05/15/31 2,938
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000 12/01/32 469
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000 12/01/33 342
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 750 4.000 12/01/37 913
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000 12/01/38 1,457
Denver Health & Hospital Authority Certificates of Participation
730 5.000 12/01/23 811
Denver Health & Hospital Authority Revenue Bonds
120 5.000 12/01/30 154
Denver Health & Hospital Authority Revenue Bonds
220 5.000 12/01/31 280
Denver Health & Hospital Authority Revenue Bonds
475 5.000 12/01/32 602
Denver Health & Hospital Authority Revenue Bonds
295 4.250 12/01/33 312
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000 12/01/34 1,211
Denver Urban Renewal Authority Tax Allocation
1,775 5.000 12/01/21 1,846
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,600 5.250 12/01/39 1,714
Dominion Water & Sanitation District Revenue Bonds
4,930 5.250 12/01/27 5,182
E-470 Public Highway Authority Revenue Bonds
205 5.000 09/01/26 255
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/27 153
E-470 Public Highway Authority Revenue Bonds
(µ) 4,040 Zero coupon 09/01/28 3,689
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/28 156
E-470 Public Highway Authority Revenue Bonds
155 5.000 09/01/34 205

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds
150 5.000 09/01/35 199
E-470 Public Highway Authority Revenue Bonds
165 5.000 09/01/36 218
Eaton Area Park & Recreation District General Obligation Limited
470 5.500 12/01/30 515
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000 12/01/37 307
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000 12/01/38 275
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000 12/01/47 1,390
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250 12/01/34 1,216
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250 12/01/35 603
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250 12/01/37 3,042
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000 12/01/35 606
Park Creek Metropolitan District Revenue Bonds
1,000 5.000 12/01/26 1,198
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000 12/01/28 1,415
Park Creek Metropolitan District Revenue Bonds
365 5.000 12/01/34 426
Park Creek Metropolitan District Revenue Bonds
500 5.000 12/01/37 580
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000 12/01/33 1,637
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000 12/01/34 1,722
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250 11/15/28 1,277
Regional Transportation District Certificate Of Participation
6,725 5.000 06/01/27 7,414
Regional Transportation District Revenue Bonds
30 5.000 07/15/26 37
Regional Transportation District Revenue Bonds
55 5.000 01/15/27 68
Regional Transportation District Revenue Bonds
55 5.000 07/15/27 69
Regional Transportation District Revenue Bonds
60 5.000 01/15/28 76
Regional Transportation District Revenue Bonds
1,465 4.000 07/15/35 1,776
Regional Transportation District Revenue Bonds
750 4.000 07/15/36 906
Regional Transportation District Revenue Bonds
1,150 3.000 07/15/37 1,227
Regional Transportation District Revenue Bonds
500 4.000 07/15/38 599
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/37 535
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000 12/01/38 799
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/29 146
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/30 146
109,016
Connecticut - 2.4%
City of Bridgeport General Obligation Unlimited
1,345 5.000 08/15/27 1,667
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000 07/01/29 1,093
City of Bridgeport General Obligation Unlimited
1,640 5.000 11/01/33 1,985
City of Bridgeport General Obligation Unlimited
700 5.000 11/01/34 846
City of Hartford General Obligation Unlimited
(µ) 205 5.000 08/15/22 220
City of Hartford General Obligation Unlimited
2,515 5.000 04/01/24 2,769
City of Hartford General Obligation Unlimited
(µ) 250 5.000 07/01/25 300
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000 07/01/31 2,622
City of Hartford General Obligation Unlimited
725 4.000 04/01/32 772
City of Hartford General Obligation Unlimited
(µ) 370 4.000 07/15/33 417
City of Hartford General Obligation Unlimited
(µ) 180 4.000 07/01/34 202
City of New Haven General Obligation Unlimited
(µ) 575 5.000 08/01/21 588
City of New Haven General Obligation Unlimited
150 5.000 08/01/26 179
City of New Haven General Obligation Unlimited
300 5.000 08/01/27 365
City of New Haven General Obligation Unlimited
450 5.000 08/01/28 556
City of New Haven General Obligation Unlimited
250 5.500 08/01/29 315
City of New Haven General Obligation Unlimited
(µ) 450 5.000 02/01/30 591
City of New Haven General Obligation Unlimited
150 5.500 08/01/30 187
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000 09/01/30 2,251
City of New Haven General Obligation Unlimited
200 5.500 08/01/31 248
City of New Haven General Obligation Unlimited
200 5.500 08/01/32 246
City of New Haven General Obligation Unlimited
100 5.500 08/01/33 122
City of Waterbury General Obligation Unlimited
600 5.000 02/01/27 751
City of Waterbury General Obligation Unlimited
700 5.000 02/01/28 897
City of Waterbury General Obligation Unlimited
1,300 5.000 02/01/33 1,713

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waterbury General Obligation Unlimited
750 5.000 02/01/34 984
City of West Haven General Obligation Unlimited
810 4.000 11/01/21 828
City of West Haven General Obligation Unlimited
200 5.000 11/01/22 212
City of West Haven General Obligation Unlimited
1,070 5.000 11/01/23 1,182
City of West Haven General Obligation Unlimited
400 5.000 11/01/24 454
City of West Haven General Obligation Unlimited
400 5.000 11/01/25 467
City of West Haven General Obligation Unlimited
525 5.000 11/01/26 626
City of West Haven General Obligation Unlimited
435 5.000 11/01/27 528
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000 05/01/32 4,944
Connecticut General Obligation Unlimited
2,000 3.000 01/15/32 2,307
Connecticut Housing Finance Authority Revenue Bonds
3,850 4.250 05/15/42 4,298
Connecticut State Health & Educational Facilities Authority Revenue Bonds
600 5.000 07/01/24 674
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750 01/01/26 101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/26 1,184
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250 01/01/27 102
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/30 112
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 1,025 5.000 07/01/40 1,333
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 400 1.800 07/01/49 417
Metropolitan District General Obligation Unlimited
(µ) 630 5.000 11/01/30 772
State of Connecticut General Obligation Unlimited
675 5.000 06/15/27 860
State of Connecticut General Obligation Unlimited
9,860 5.000 04/15/28 12,831
State of Connecticut General Obligation Unlimited
245 5.000 06/15/28 320
State of Connecticut General Obligation Unlimited
5,500 5.000 03/15/29 6,710
State of Connecticut General Obligation Unlimited
275 5.000 06/15/29 357
State of Connecticut General Obligation Unlimited
60 5.000 06/15/32 77
State of Connecticut General Obligation Unlimited
1,000 5.000 04/15/34 1,292
State of Connecticut General Obligation Unlimited
(µ) 1,500 5.000 09/15/34 1,937
State of Connecticut Special Tax Revenue Bonds
4,485 5.000 10/01/25 5,046
Town of Bethel General Obligation Unlimited
100 5.000 11/15/23 109
Town of Hamden General Obligation Unlimited
(µ) 400 5.000 08/15/29 509
University of Connecticut Revenue Bonds
(µ) 1,585 5.000 03/15/29 1,921
University of Connecticut Revenue Bonds
(µ) 665 5.000 04/15/29 859
University of Connecticut Revenue Bonds
(µ) 3,455 5.000 01/15/36 4,187
80,442
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000 10/01/26 6,112
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000 10/01/38 422
Delaware State Economic Development Authority Revenue Bonds
75 4.000 08/01/29 83
Delaware State Economic Development Authority Revenue Bonds
100 5.000 08/01/39 118
Delaware State Health Facilities Authority Revenue Bonds
800 5.000 07/01/29 1,019
Delaware State Health Facilities Authority Revenue Bonds
600 5.000 06/01/30 748
Town of Bridgeville Special Tax
75 4.000 07/01/23 79
Town of Bridgeville Special Tax
75 4.000 07/01/24 81
Town of Bridgeville Special Tax
100 4.000 07/01/25 110
Town of Bridgeville Special Tax
100 4.000 07/01/26 111
Town of Bridgeville Special Tax
100 4.000 07/01/27 112
Town of Bridgeville Special Tax
300 4.000 07/01/30 334
9,329
District of Columbia - 0.8%
District of Columbia Revenue Bonds
2,240 5.000 12/01/28 2,328
District of Columbia Revenue Bonds
4,500 5.000 12/01/33 5,969
District of Columbia Revenue Bonds
5,750 5.000 12/01/34 7,608
District of Columbia Revenue Bonds
1,115 5.000 10/01/35 1,484
District of Columbia Revenue Bonds
2,000 5.000 06/01/36 2,283
District of Columbia Revenue Bonds
1,905 5.000 06/01/40 2,285
District of Columbia Revenue Bonds
(Þ) 250 5.000 06/01/41 286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(ae)(Ê) 935 1.750 10/01/54 979
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/31 190
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/33 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/34 187
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/35 187
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 1,000 Zero coupon 10/01/36 722
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000 10/01/36 311
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/37 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/38 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000 10/01/39 278
25,657
Florida - 5.9%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250 05/01/36 1,062
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750 05/01/25 1,320
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000 05/01/26 1,392
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125 05/01/27 1,454
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250 05/01/28 1,528
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500 05/01/32 1,559
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750 05/01/33 2,438
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000 05/01/38 3,205
Bonterra Community Development District Special Assessment
195 2.750 05/01/24 207
Bonterra Community Development District Special Assessment
215 3.250 05/01/27 239
Bonterra Community Development District Special Assessment
220 3.400 05/01/28 248
Bonterra Community Development District Special Assessment
720 3.625 05/01/31 809
Bonterra Community Development District Special Assessment
655 4.000 05/01/37 736
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500 01/01/35 124
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,000 5.250 12/01/43 1,159
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250 12/01/58 572
Celebration Pointe Community Development District Special Assessment
(Þ) 175 4.000 05/01/22 177
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/27 135
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/28 136
Century Gardens at Tamiami Community Development District Special Assessment
443 3.500 05/01/31 478
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000 05/01/31 145
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000 11/01/33 733
Century Gardens at Tamiami Community Development District Special Assessment
1,036 4.000 05/01/37 1,125
Chapel Crossings Community Development District Special Assessment
100 3.200 05/01/30 102
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000 06/01/22 7,858
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000 11/15/23 275
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000 07/01/32 1,741
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000 09/01/32 469
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000 09/01/33 2,081
City of North Port Special Assessment
(µ)(ae) 1,135 5.000 07/01/23 1,268
City of Tallahassee Revenue Bonds
500 5.000 12/01/27 585
City of Tallahassee Revenue Bonds
650 5.000 12/01/28 757
City of Tampa Revenue Bonds
720 5.000 07/01/32 943
City of Tampa Revenue Bonds
725 5.000 07/01/33 945
City of Tampa Revenue Bonds
1,325 4.000 07/01/38 1,573
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359 05/01/28 2,404
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630 05/01/33 3,211
Collier County Industrial Development Authority Revenue Bonds
780 5.500 10/01/26 786
Corkscrew Farms Community Development District Special Assessment
(Þ) 50 3.750 11/01/23 51
Corkscrew Farms Community Development District Special Assessment
(Þ) 220 4.500 11/01/28 238
Country Greens Community Development District Special Assessment
130 2.500 05/01/22 132
Country Greens Community Development District Special Assessment
105 2.750 05/01/23 109
Country Greens Community Development District Special Assessment
100 4.000 05/01/34 110
County of Broward Airport System Revenue Bonds
(ae) 145 5.000 10/01/22 157
County of Broward Port Facilities Revenue Bonds
1,005 5.000 09/01/37 1,277

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Broward Port Facilities Revenue Bonds
1,050 5.000 09/01/38 1,329
County of Miami-Dade Aviation Revenue Bonds
600 4.000 10/01/34 734
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/35 1,951
County of Miami-Dade Aviation Revenue Bonds
3,000 4.000 10/01/36 3,644
County of Miami-Dade Aviation Revenue Bonds
4,500 4.000 10/01/37 5,449
County of Miami-Dade Aviation Revenue Bonds
500 4.000 10/01/38 604
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/39 1,927
County of Miami-Dade Aviation Revenue Bonds
2,000 4.000 10/01/40 2,402
County of Miami-Dade Revenue Bonds
3,000 5.000 10/01/28 3,244
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233 10/01/35 2,788
County of Osceola Transportation Revenue Bonds
400 5.000 10/01/32 511
County of Osceola Transportation Revenue Bonds
350 5.000 10/01/33 445
County of Osceola Transportation Revenue Bonds
250 5.000 10/01/34 317
County of Osceola Transportation Revenue Bonds
440 5.000 10/01/35 555
County of Osceola Transportation Revenue Bonds
600 5.000 10/01/36 754
County of Osceola Transportation Revenue Bonds
525 5.000 10/01/37 658
County of Osceola Transportation Revenue Bonds
790 5.000 10/01/38 986
Cypress Bluff Community Development District Special Assessment
800 3.625 05/01/40 834
Cypress Mill Community Development District Special Assessment
415 3.000 06/15/31 424
Deer Run Community Development District Special Assessment
1,230 5.400 05/01/39 1,370
DG Farms Community Development District Special Assessment
155 2.750 05/01/25 155
Downtown Doral South Community Development District Special Assessment
(Þ) 310 3.875 12/15/23 320
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000 05/01/25 36
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625 05/01/31 64
East Bonita Beach Road Community Development District Special Assessment
(Þ) 70 3.875 11/01/23 72
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375 11/01/29 366
Enbrook Community Development District Special Assessment
200 2.500 05/01/25 203
Escambia County Health Facilities Authority Revenue Bonds
360 5.000 08/15/31 470
Escambia County Health Facilities Authority Revenue Bonds
420 5.000 08/15/32 546
Escambia County Health Facilities Authority Revenue Bonds
355 5.000 08/15/33 459
Escambia County Health Facilities Authority Revenue Bonds
275 5.000 08/15/34 355
Escambia County Health Facilities Authority Revenue Bonds
375 5.000 08/15/35 481
Escambia County Health Facilities Authority Revenue Bonds
540 5.000 08/15/36 691
Escambia County Health Facilities Authority Revenue Bonds
720 5.000 08/15/37 918
Esplanade Lake Club Community Development District Special Assessment
115 3.250 11/01/25 118
Esplanade Lake Club Community Development District Special Assessment
200 4.000 11/01/40 212
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750 11/01/35 207
Florida Development Finance Corp. Revenue Bonds
200 4.000 07/01/25 224
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/26 42
Florida Development Finance Corp. Revenue Bonds
200 4.000 07/01/26 228
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/27 43
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/28 44
Florida Development Finance Corp. Revenue Bonds
30 5.000 04/01/29 38
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 12/15/29 113
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 12/15/34 120
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000 12/15/39 149
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125 06/01/40 254
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,335
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000 10/01/32 3,052
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000 10/01/33 2,124
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000 10/01/35 1,220
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 800 4.500 06/01/33 918
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 150 4.750 06/01/38 172
Florida Municipal Power Agency Revenue Bonds
4,690 5.000 10/01/28 5,811
Flow Way Community Development District Special Assessment
210 4.000 11/01/28 223
Flow Way Community Development District Special Assessment
200 4.875 11/01/37 215
Flow Way Community Development District Special Assessment
100 5.000 11/01/38 112

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Forest Brooke Community Development District Special Assessment
45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/23 52
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/24 53
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/25 112
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/26 112
Forest Brooke Community Development District Special Assessment
110 3.000 11/01/27 118
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/28 123
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/29 123
Forest Brooke Community Development District Special Assessment
1,000 3.000 11/01/39 1,038
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500 05/01/24 86
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250 05/01/32 585
Harbor Bay Community Development District Special Assessment
885 3.300 05/01/29 939
Harmony West Community Development District Special Assessment
(Þ) 255 4.125 05/01/24 263
Harmony West Community Development District Special Assessment
(Þ) 420 4.750 05/01/29 463
Harmony West Community Development District Special Assessment
(Þ) 620 5.100 05/01/38 718
Heritage Harbor North Community Development District Special Assessment
150 5.000 05/01/34 174
Hillcrest Community Development District Special Assessment
300 4.000 11/01/28 330
Hillcrest Community Development District Special Assessment
300 4.500 11/01/38 333
Hills Minneola Community Development District Special Assessment
(Þ) 220 3.000 05/01/25 224
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500 05/01/31 148
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000 08/01/45 13,843
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000 05/01/28 362
Lakeshore Ranch Community Development District Special Assessment
370 3.000 05/01/25 396
Lakeshore Ranch Community Development District Special Assessment
380 3.000 05/01/26 412
Lakeshore Ranch Community Development District Special Assessment
390 3.000 05/01/27 425
Lakeshore Ranch Community Development District Special Assessment
405 3.000 05/01/28 443
Lakeshore Ranch Community Development District Special Assessment
415 3.000 05/01/29 455
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000 05/01/35 2,824
Lakewood Ranch Stewardship District Special Assessment
100 2.500 05/01/25 101
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000 05/01/27 579
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000 05/01/30 606
Lakewood Ranch Stewardship District Special Assessment
310 3.125 05/01/30 321
Lakewood Ranch Stewardship District Special Assessment
100 3.200 05/01/30 104
Lee Memorial Health System Revenue Bonds
(~)(ae)(Ê) 2,300 5.000 04/01/33 2,712
Lucerne Park Community Development District Special Assessment
1,030 4.625 05/01/39 1,129
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750 11/01/29 592
Meadow Pointe III Community Development District Special Assessment
105 2.750 05/01/21 106
Meadow Pointe III Community Development District Special Assessment
110 3.250 05/01/23 115
Meadow Pointe IV Community Development District Special Assessment
105 2.625 05/01/21 105
Meadow Pointe IV Community Development District Special Assessment
105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment
110 3.200 05/01/23 115
Mediterranea Community Development District Special Assessment
260 4.250 05/01/29 293
Mediterranea Community Development District Special Assessment
1,130 4.750 05/01/37 1,267
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000 11/15/29 6,258
Mid-Bay Bridge Authority Revenue Bonds
355 5.000 10/01/23 394
Midtown Miami Community Development District Special Assessment
100 5.000 05/01/29 105
Mitchell Ranch Community Development District Special Assessment
475 3.375 12/15/30 496
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625 11/01/29 578
North Dade Community Development District Special Assessment
81 3.000 05/01/21 81
North Dade Community Development District Special Assessment
81 3.000 05/01/22 83
North Dade Community Development District Special Assessment
84 3.000 05/01/23 88
North Dade Community Development District Special Assessment
88 3.500 05/01/24 95
North Dade Community Development District Special Assessment
92 3.500 05/01/25 101
North Dade Community Development District Special Assessment
96 3.500 05/01/26 107

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dade Community Development District Special Assessment
100 3.500 05/01/27 112
North Dade Community Development District Special Assessment
99 3.500 05/01/28 112
North Dade Community Development District Special Assessment
327 3.750 05/01/31 368
North Dade Community Development District Special Assessment
824 4.000 05/01/38 913
North Sumter County Utility Dependent District Revenue Bonds
3,725 5.000 10/01/43 4,786
Oak Creek Community Development District Special Assessment
165 3.000 05/01/21 166
Oak Creek Community Development District Special Assessment
170 3.300 05/01/22 174
Oak Creek Community Development District Special Assessment
180 3.500 05/01/23 190
Orange County Convention Center Revenue Bonds
3,605 5.000 10/01/31 4,442
Palm Glades Community Development District Special Assessment
750 4.000 11/01/33 877
Parker Road Community Development District Special Assessment
250 3.100 05/01/25 254
Parker Road Community Development District Special Assessment
255 3.375 05/01/30 265
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500 05/01/25 522
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500 05/01/25 103
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000 05/01/26 113
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000 05/01/27 121
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000 05/01/28 128
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000 05/01/25 510
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000 05/01/27 573
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500 05/01/31 451
Portico Community Development District Special Assessment
25 3.250 05/01/31 26
Reedy Creek Improvement District General Obligation Limited
(ae) 9,870 5.000 06/01/23 10,986
River Landing Community Development District Special Assessment
850 4.125 05/01/40 879
Sampson Creek Community Development District Special Assessment
(µ) 100 2.375 05/01/35 103
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625 05/01/40 198
Sarasota National Community Development District Special Assessment
1,500 3.500 05/01/31 1,614
Sarasota National Community Development District Special Assessment
2,205 4.000 05/01/39 2,382
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625 11/01/29 590
South Fork East Community Development District Special Assessment
1,990 4.125 05/01/36 2,209
South Kendall Community Development District Special Assessment
205 4.000 11/01/31 230
South Village Community Development District Special Assessment
425 3.500 05/01/32 454
South Village Community Development District Special Assessment
230 3.750 05/01/38 246
Southern Groves Community Development District No. 5 Special Assessment
205 2.875 05/01/24 208
State of Florida General Obligation Unlimited
1,300 4.000 06/01/30 1,363
Stonegate Community Development District Special Assessment
180 3.000 05/01/21 181
Stonegate Community Development District Special Assessment
190 3.000 05/01/22 193
Stonegate Community Development District Special Assessment
190 3.000 05/01/23 197
Stonegate Community Development District Special Assessment
195 3.000 05/01/24 205
Stonegate Community Development District Special Assessment
205 3.000 05/01/25 218
Stonegate Community Development District Special Assessment
210 3.000 05/01/26 225
Stonegate Community Development District Special Assessment
215 3.000 05/01/27 233
Stonegate Community Development District Special Assessment
225 3.000 05/01/28 245
Stonegate Community Development District Special Assessment
230 3.000 05/01/29 250
Stonegate Community Development District Special Assessment
1,270 3.000 05/01/34 1,344
Stonegate Community Development District Special Assessment
1,465 3.000 05/01/39 1,537
Sweetwater Creek Community Development District Special Assessment
(µ) 385 2.250 05/01/27 408
Tampa Bay Water Revenue Bonds
1,890 4.000 10/01/28 2,199
Tampa-Hillsborough County Expressway Authority Revenue Bonds
825 5.000 07/01/47 991
Timber Creek Community Development District Special Assessment
(Þ) 170 4.125 11/01/24 175
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625 11/01/29 435
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000 11/01/38 608

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Timber Creek Southwest Community Development District Special Assessment
645 2.500 06/15/25 653
Timber Creek Southwest Community Development District Special Assessment
650 3.000 06/15/30 672
Tolomato Community Development District Special Assessment
420 3.500 05/01/24 434
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000 05/01/33 1,312
Tolomato Community Development District Special Assessment
(µ) 930 3.000 05/01/37 1,032
Tolomato Community Development District Special Assessment
(µ) 605 3.000 05/01/40 666
Town of Davie Educational Facilities Revenue Bonds
550 5.000 04/01/32 673
Village Community Development District No. 12 Special Assessment
(Þ) 1,490 3.800 05/01/28 1,621
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000 08/01/32 1,536
Watergrass Community Development District II Special Assessment
390 4.000 05/01/23 396
Watergrass Community Development District II Special Assessment
775 4.450 05/01/28 821
Watergrass Community Development District II Special Assessment
2,260 5.150 05/01/38 2,447
201,599
Georgia - 1.5%
Bartow County Development Authority Revenue Bonds
(~)(ae)(Ê) 890 1.550 08/01/43 906
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 525 2.150 10/01/32 552
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 285 2.250 10/01/32 296
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 3,875 3.000 11/01/45 4,067
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 500 2.925 11/01/48 536
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 855 1.550 12/01/49 870
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000 01/01/35 1,492
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 5.000 08/01/21 1,021
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(ae)
(Ê) 12,480 0.934 12/01/23 12,526
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000 05/15/30 6,140
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 8,785 1.944 04/01/48 8,801
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,750 4.000 04/01/48 2,999
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,600 4.000 08/01/49 2,944
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000 01/01/38 3,031
Municipal Electric Authority of Georgia Revenue Bonds
1,225 5.000 01/01/39 1,531
Private College and University Authority Revenue Bonds
1,815 5.000 09/01/37 2,381
Savannah Hospital Authority Revenue Bonds
1,000 5.500 07/01/28 1,105
51,198
Guam - 1.8%
Guam Business Privilege Tax Revenue Bonds
7,860 5.000 11/15/26 9,115
Guam Department of Education Certificate Of Participation
675 3.625 02/01/25 703
Guam Department of Education Certificate Of Participation
265 4.250 02/01/30 286
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/25 176
Guam Government Waterworks Authority Revenue Bonds
225 5.000 07/01/26 271
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/27 185
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000 07/01/28 1,541
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000 07/01/29 6,106
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/30 362
Guam Government Waterworks Authority Revenue Bonds
600 5.000 07/01/31 714
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/32 360
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000 01/01/46 3,652
Guam Government Waterworks Authority Revenue Bonds
445 5.000 01/01/50 551
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000 10/01/24 2,356
Guam Power Authority Revenue Bonds
3,925 5.000 10/01/34 4,461
Guam Power Authority Revenue Bonds
2,690 5.000 10/01/35 3,186
Territory of Guam Revenue Bonds
435 5.000 12/01/21 448
Territory of Guam Revenue Bonds
5,060 5.000 12/01/22 5,391
Territory of Guam Revenue Bonds
2,450 5.000 12/01/23 2,695
Territory of Guam Revenue Bonds
3,000 5.000 12/01/24 3,399
Territory of Guam Revenue Bonds
2,000 5.000 12/01/28 2,363
Territory of Guam Revenue Bonds
9,625 5.000 01/01/31 9,902
Territory of Guam Revenue Bonds
785 5.000 01/01/32 807

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds
1,035 5.000 12/01/32 1,205
Territory of Guam Revenue Bonds
555 5.000 12/01/35 642
Territory of Guam Revenue Bonds
980 5.000 12/01/36 1,130
62,007
Hawaii - 0.2%
City & County Honolulu Wastewater System Revenue Bonds
100 5.000 07/01/21 102
City & County Honolulu Wastewater System Revenue Bonds
130 5.000 07/01/22 139
State of Hawaii Airports System Revenue Bonds
5,000 5.000 07/01/34 6,660
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200 07/01/39 1,533
8,434
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000 09/01/24 1,565
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000 09/01/27 2,464
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000 09/01/28 2,398
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000 09/01/31 2,768
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000 09/01/40 1,500
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000 07/15/31 1,832
Idaho State Building Authority Revenue Bonds
590 5.000 09/01/23 634
13,161
Illinois - 15.0%
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000 01/01/35 1,251
Carol Stream Park District General Obligation Unlimited
(µ) 475 5.000 01/01/37 565
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000 01/01/29 39
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000 01/01/30 32
Champaign Community Unit School District No.4 General Obligation Unlimited
110 5.000 01/01/31 141
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000 01/01/32 331
Champaign Community Unit School District No.4 General Obligation Unlimited
105 5.000 01/01/33 133
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000 01/01/34 196
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
10,000 5.750 04/01/33 12,311
Chicago Board of Education General Obligation Unlimited
335 5.000 12/01/22 361
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519 12/01/23 3,910
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000 12/01/25 814
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000 12/01/26 1,005
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000 12/01/27 22,677
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956 12/01/28 9,473
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000 12/01/28 3,572
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163 12/01/30 2,968
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000 12/01/31 10,144
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000 12/01/32 8,185
Chicago Board of Education General Obligation Unlimited
325 5.000 04/01/34 385
Chicago Board of Education General Obligation Unlimited
2,250 5.000 12/01/34 2,835
Chicago Board of Education General Obligation Unlimited
250 5.000 04/01/35 296
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,244
Chicago Board of Education General Obligation Unlimited
225 5.000 04/01/36 265
Chicago Board of Education General Obligation Unlimited
2,350 5.000 12/01/36 2,953
Chicago Board of Education General Obligation Unlimited
310 5.000 04/01/37 364
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000 12/01/42 6,540
Chicago Midway International Airport Revenue Bonds
940 5.000 01/01/30 1,052
Chicago Midway International Airport Revenue Bonds
4,435 5.000 01/01/34 4,927
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000 01/01/28 3,437
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000 01/01/33 5,063
Chicago O'Hare International Airport Revenue Bonds
5,345 4.000 01/01/34 6,498
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000 01/01/34 2,199
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000 01/01/44 2,122
Chicago Park District General Obligation Limited
550 5.000 01/01/27 667

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Park District General Obligation Limited
(µ) 5,000 4.000 01/01/32 6,013
Chicago Park District General Obligation Limited
(µ) 6,810 4.000 01/01/33 8,144
Chicago Park District General Obligation Limited
1,000 4.000 01/01/38 1,128
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000 01/01/26 4,096
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000 01/01/27 3,595
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000 01/01/28 5,849
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000 01/01/29 4,747
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000 01/01/30 10,208
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500 01/01/32 24,859
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000 01/01/35 8,044
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000 01/01/38 816
City of Chicago General Obligation Unlimited
465 5.000 01/01/27 559
City of Chicago General Obligation Unlimited
1,650 5.000 01/01/28 2,023
City of Chicago General Obligation Unlimited
925 5.250 01/01/28 1,056
City of Chicago General Obligation Unlimited
2,210 5.000 01/01/29 2,708
City of Chicago General Obligation Unlimited
870 5.000 01/01/30 1,098
City of Chicago General Obligation Unlimited
60 5.000 01/01/31 75
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250 01/01/31 6,069
City of Chicago General Obligation Unlimited
1,400 5.000 01/01/36 1,514
City of Chicago General Obligation Unlimited
3,700 5.000 01/01/38 4,169
City of Chicago General Obligation Unlimited
325 5.000 01/01/40 326
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000 01/01/28 591
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000 01/01/29 758
City of Chicago Revenue Bonds
(ae) 500 5.250 01/01/38 524
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000 01/01/29 564
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000 01/01/32 1,003
City of Chicago Wastewater Transmission Revenue Bonds
2,000 5.000 01/01/34 2,315
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000 01/01/35 1,884
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000 01/01/36 5,932
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000 11/01/31 7,520
City of Chicago Waterworks Revenue Bonds
(µ) 300 5.000 11/01/33 374
City of Chicago Waterworks Revenue Bonds
1,000 5.000 11/01/34 1,135
City of Chicago Waterworks Revenue Bonds
2,875 5.000 11/01/42 3,059
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000 12/01/29 1,163
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000 12/15/30 3,099
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000 12/15/31 3,844
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000 12/15/32 3,967
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000 12/15/33 742
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000 12/15/36 811
City of Mount Vernon General Obligation Unlimited
(µ) 705 4.000 12/15/37 837
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000 12/15/38 870
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000 12/15/40 934
City of Peoria General Obligation Unlimited
(µ) 120 5.000 01/01/29 151
City of Peoria General Obligation Unlimited
(µ) 200 5.000 01/01/31 257
City of Springfield Electric Revenue Bonds
1,280 5.000 03/01/32 1,491
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 315 4.000 12/30/32 374
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 325 4.000 12/30/33 383
City of Waukegan IL Water & Sewer System Revenue Bonds
(µ) 275 4.000 12/30/34 323
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250 12/01/28 1,675
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000 12/15/36 668
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000 12/15/38 715
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500 12/01/36 3,263
Cook County School District No. 95 General Obligation Unlimited
465 4.000 12/01/24 526
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000 12/01/30 1,291
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000 12/01/31 1,415

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000 12/01/32 1,486
County of Cook Sales Tax Revenue Bonds
75 5.000 11/15/29 101
County of Cook Sales Tax Revenue Bonds
205 5.000 11/15/30 280
County of Cook Sales Tax Revenue Bonds
265 5.000 11/15/31 360
County of Cook Sales Tax Revenue Bonds
150 5.000 11/15/32 202
County of Cook Sales Tax Revenue Bonds
135 5.000 11/15/36 178
County of Cook Sales Tax Revenue Bonds
1,250 5.250 11/15/36 1,573
County of Cook Sales Tax Revenue Bonds
185 5.000 11/15/37 244
County of Cook Sales Tax Revenue Bonds
270 5.000 11/15/38 356
County of Cook Sales Tax Revenue Bonds
345 4.000 11/15/39 418
County of Cook Sales Tax Revenue Bonds
315 4.000 11/15/40 380
County of Cook Sales Tax Revenue Bonds
460 4.000 11/15/41 553
County of DuPage General Obligation Limited
600 5.000 01/01/28 737
County of Union General Obligation Unlimited
(µ) 1,000 4.000 09/01/36 1,187
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/24 565
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/25 583
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/23 1,003
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/24 1,003
Illinois Finance Authority Revenue Bonds
650 5.000 02/15/27 587
Illinois Finance Authority Revenue Bonds
1,000 6.000 10/01/28 1,003
Illinois Finance Authority Revenue Bonds
300 4.375 12/01/28 60
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/28 298
Illinois Finance Authority Revenue Bonds
3,000 5.000 01/01/29 3,692
Illinois Finance Authority Revenue Bonds
520 5.000 08/01/29 627
Illinois Finance Authority Revenue Bonds
(~)(Ê) 1,000 0.130 10/01/29 1,000
Illinois Finance Authority Revenue Bonds
315 5.000 12/01/29 374
Illinois Finance Authority Revenue Bonds
1,265 5.000 08/01/30 1,506
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/30 295
Illinois Finance Authority Revenue Bonds
925 5.000 08/01/31 1,094
Illinois Finance Authority Revenue Bonds
320 5.000 12/01/31 375
Illinois Finance Authority Revenue Bonds
745 5.000 08/01/32 878
Illinois Finance Authority Revenue Bonds
500 5.000 12/01/32 583
Illinois Finance Authority Revenue Bonds
545 4.000 12/01/34 660
Illinois Finance Authority Revenue Bonds
700 4.000 12/01/35 845
Illinois Finance Authority Revenue Bonds
200 5.000 01/01/36 240
Illinois Finance Authority Revenue Bonds
2,660 4.000 12/01/36 3,199
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/38 1,236
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/39 1,232
Illinois Finance Authority Revenue Bonds
2,000 4.000 12/01/39 2,389
Illinois Finance Authority Revenue Bonds
925 5.000 10/01/41 1,131
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
500 5.000 02/15/27 555
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
400 5.000 02/15/29 445
Illinois General Obligation Unlimited
3,250 5.000 11/01/25 3,754
Illinois General Obligation Unlimited
720 5.000 05/01/42 837
Illinois General Obligation Unlimited
720 5.000 05/01/43 835
Illinois Sports Facilities Authority Revenue Bonds
(µ) 1,000 5.250 06/15/31 1,125
Illinois State Toll Highway Authority Revenue Bonds
400 5.000 01/01/25 472
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000 12/01/32 5,999
Illinois State University Revenue Bonds
(µ) 435 5.000 04/01/21 438
Illinois State University Revenue Bonds
(µ) 725 5.000 04/01/23 790
Illinois State University Revenue Bonds
(µ) 360 5.000 04/01/24 407
Illinois State University Revenue Bonds
(µ) 500 5.000 04/01/25 585
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin
General Obligation Unlimited
950 4.000 12/15/34 1,188
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin
General Obligation Unlimited
2,670 4.000 12/15/35 3,322
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000 12/01/27 4,904
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/28 2,559

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/29 2,547
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 345 4.000 12/01/29 426
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 319
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 390
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 466
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 758
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000 12/01/37 3,855
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000 03/01/28 224
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 700 4.000 05/01/21 706
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000 05/01/27 436
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000 05/01/28 265
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000 05/01/29 1,169
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625 01/15/32 2,315
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000 01/01/33 984
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000 12/15/27 435
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000 12/15/28 9,016
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000 12/15/30 1,566
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000 12/15/31 666
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000 12/15/33 714
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000 12/15/34 594
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169 12/15/37 443
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730 12/15/42 1,231
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452 12/15/47 1,334
Northern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/29 1,085
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000 04/01/31 1,344
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000 04/01/33 1,722
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000 04/01/28 2,319
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000 04/01/29 1,500
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000 04/01/30 1,877
Rock Island County School District No. 41 Rock Island/Milan General Obligation
Unlimited
(µ) 1,105 5.000 12/01/30 1,437
Rock Island County School District No. 41 Rock Island/Milan General Obligation
Unlimited
(µ) 675 5.000 12/01/34 867
Rock Island County School Districts General Obligation Unlimited
(µ) 665 5.000 12/01/31 863
Rock Island County School Districts General Obligation Unlimited
(µ) 625 5.000 12/01/32 807
Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,450 5.000 01/01/37 1,850
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,105 5.000 06/01/30 1,497
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,160 5.000 06/01/31 1,564
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,220 5.000 06/01/32 1,636
Sangamon County Illinois School Districts General Obligation Limited
(µ) 1,395 5.000 02/01/33 1,848
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000 12/01/34 692
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000 12/01/40 1,148

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000 04/01/27 1,653
Southern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/28 952
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000 04/15/31 1,798
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000 04/15/33 1,318
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000 10/15/33 1,195
Southwestern Illinois Development Authority Revenue Bonds
925 4.000 04/15/34 1,130
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000 10/15/35 1,490
State of Illinois General Obligation Unlimited
515 5.000 02/01/21 515
State of Illinois General Obligation Unlimited
3,000 5.000 07/01/21 3,055
State of Illinois General Obligation Unlimited
1,140 5.000 11/01/21 1,172
State of Illinois General Obligation Unlimited
3,025 4.000 02/01/22 3,126
State of Illinois General Obligation Unlimited
200 5.000 05/01/22 211
State of Illinois General Obligation Unlimited
225 5.000 07/01/22 238
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000 08/01/22 2,927
State of Illinois General Obligation Unlimited
130 4.000 01/01/23 134
State of Illinois General Obligation Unlimited
400 5.000 02/01/24 447
State of Illinois General Obligation Unlimited
3,000 5.000 11/01/24 3,380
State of Illinois General Obligation Unlimited
240 4.000 01/01/25 246
State of Illinois General Obligation Unlimited
8,560 5.000 01/01/25 9,773
State of Illinois General Obligation Unlimited
2,290 5.000 08/01/25 2,424
State of Illinois General Obligation Unlimited
15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited
110 5.500 07/01/26 122
State of Illinois General Obligation Unlimited
125 5.000 04/01/27 139
State of Illinois General Obligation Unlimited
3,735 5.500 07/01/27 4,116
State of Illinois General Obligation Unlimited
385 4.000 09/01/27 386
State of Illinois General Obligation Unlimited
750 5.000 02/01/28 894
State of Illinois General Obligation Unlimited
1,080 5.000 05/01/28 1,198
State of Illinois General Obligation Unlimited
3,100 5.000 10/01/28 3,835
State of Illinois General Obligation Unlimited
5,700 5.000 11/01/28 6,803
State of Illinois General Obligation Unlimited
3,750 5.000 10/01/29 4,585
State of Illinois General Obligation Unlimited
150 5.000 11/01/29 178
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000 02/01/30 5,057
State of Illinois General Obligation Unlimited
2,175 5.000 05/01/30 2,395
State of Illinois General Obligation Unlimited
250 5.250 07/01/30 271
State of Illinois General Obligation Unlimited
50 5.000 03/01/31 52
State of Illinois General Obligation Unlimited
2,000 5.000 04/01/31 2,194
State of Illinois General Obligation Unlimited
120 4.250 01/01/36 130
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/39 1,127
State of Illinois General Obligation Unlimited
5,000 4.000 10/01/40 5,621
State of Illinois Revenue Bonds
5,090 4.500 06/15/36 5,130
Town of Cicero General Obligation Unlimited
(µ) 825 5.000 01/01/22 857
Town of Cicero General Obligation Unlimited
(µ) 915 5.000 01/01/24 1,022
Town of Cicero General Obligation Unlimited
(µ) 500 5.000 01/01/25 577
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000 01/01/26 1,205
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250 12/01/35 1,969
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250 12/01/36 3,761
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250 12/01/37 3,953
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250 12/01/38 3,633
Village of Bellwood General Obligation Unlimited
400 5.875 12/01/27 439
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000 12/01/32 2,406
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000 12/15/29 698
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000 12/15/30 487
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000 12/15/31 606
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000 12/15/33 787
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000 12/15/39 1,000
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/27 768
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/28 783

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000 12/01/26 1,745
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000 12/01/27 1,872
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000 03/01/34 1,264
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000 01/01/27 1,336
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000 01/01/28 848
Western Illinois University Revenue Bonds
(µ) 560 5.000 04/01/24 629
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500 01/01/25 1,754
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 650 4.000 01/01/34 729
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000 12/01/24 1,144
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000 12/01/25 1,741
507,701
Indiana - 0.4%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050 06/01/25 1,663
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000 02/01/33 1,446
Indiana Finance Authority Revenue Bonds
25 4.000 07/01/30 27
Indiana Finance Authority Revenue Bonds
1,000 3.000 11/01/30 1,080
Indiana Finance Authority Revenue Bonds
325 5.000 02/01/31 403
Indiana Finance Authority Revenue Bonds
500 5.000 02/01/32 617
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,110 1.640 11/01/39 1,112
Indiana Finance Authority Revenue Bonds
40 5.000 07/01/40 45
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 400 2.100 11/01/49 427
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000 07/15/35 1,305
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000 07/15/36 1,431
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,020 4.000 07/10/33 1,229
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,125 4.000 07/10/34 1,349
12,134
Iowa - 0.9%
City of Altoona Certificate of Participation
(µ) 1,205 5.000 06/01/37 1,514
City of Altoona Certificate of Participation
(µ) 245 5.000 06/01/38 307
City of Altoona Certificate of Participation
(µ) 800 5.000 06/01/39 999
City of Ames Revenue Bonds
2,000 5.000 06/15/31 2,384
City of Coralville Revenue Bonds
215 4.000 05/01/23 216
City of Coralville Revenue Bonds
555 4.000 05/01/25 557
City of Coralville Revenue Bonds
305 4.000 05/01/26 306
City of Coralville Revenue Bonds
600 4.000 05/01/27 601
City of Coralville Revenue Bonds
465 4.000 05/01/28 465
City of Coralville Revenue Bonds
975 4.000 05/01/29 969
City of Coralville Revenue Bonds
875 4.000 05/01/30 862
City of Orange Sewer Revenue Bonds
(µ) 440 4.000 06/01/34 483
Iowa Finance Authority Revenue Bonds
4,000 5.000 07/01/28 4,390
Iowa Finance Authority Revenue Bonds
4,500 5.000 08/01/34 6,111
Iowa Finance Authority Revenue Bonds
4,700 4.000 07/01/47 5,413
Iowa Finance Authority Revenue Bonds
835 4.000 07/01/48 922
Xenia Rural Water District Revenue Bonds
3,000 5.000 12/01/28 3,624
30,123
Kansas - 0.4%
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000 09/01/35 823
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000 04/01/31 1,342
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/32 1,204
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/38 1,183
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000 03/01/36 3,366
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000 03/01/37 3,021

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County City Unified Government Revenue Bonds
1,800 4.500 06/01/40 1,862
12,801
Kentucky - 1.0%
Kentucky Asset / Liability Commission Revenue Bonds
(USD 3 Month LIBOR +
0.530%)(µ)(Ê) 875 1.809 11/01/27 862
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000 06/01/23 2,941
Kentucky Economic Development Finance Authority Revenue Bonds
1,000 5.000 07/01/28 1,165
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000 07/01/31 2,130
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/35 184
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/36 184
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000 11/01/25 2,285
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000 05/01/31 3,505
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000 05/01/32 2,547
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 5,625 4.000 12/01/49 6,427
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000 10/01/32 940
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,125 5.000 10/01/33 2,554
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000 10/01/34 3,389
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000 10/01/40 2,746
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000 05/15/30 523
32,382
Louisiana - 1.7%
Bossier Parish School Board General Obligation Unlimited
(µ) 275 5.000 03/01/21 276
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000 12/01/26 1,648
Cameron Parish School District No. 15 General Obligation Unlimited
265 5.000 10/01/27 321
Cameron Parish School District No. 15 General Obligation Unlimited
275 5.000 10/01/28 338
Cameron Parish School District No. 15 General Obligation Unlimited
305 5.000 10/01/30 384
Cameron Parish School District No. 15 General Obligation Unlimited
300 4.000 10/01/31 347
Cameron Parish School District No. 15 General Obligation Unlimited
485 4.000 10/01/32 553
Cameron Parish School District No. 15 General Obligation Unlimited
520 4.000 10/01/33 587
City of New Orleans Sewerage Service Revenue Bonds
(µ) 35 4.000 06/01/35 43
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000 06/01/35 1,160
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/36 49
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/37 48
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/38 48
City of New Orleans Sewerage Service Revenue Bonds
(µ) 45 4.000 06/01/39 54
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/40 48
City of New Orleans Sewerage Service Revenue Bonds
175 5.000 06/01/45 222
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000 08/01/28 2,486
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000 12/01/31 1,292
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000 12/01/32 4,733
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000 12/01/33 1,188
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,800 1.130 08/01/35 1,800
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 3,650 1.130 12/01/40 3,650
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000 12/01/34 2,353
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000 11/01/29 827
Louisiana Housing Corp. Revenue Bonds
1,485 4.500 12/01/47 1,669
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000 10/01/28 3,236
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500 11/01/32 3,626
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000 10/01/33 591
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 1,045 4.000 10/01/37 1,285
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 550 1.070 04/02/23 550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000 09/01/29 1,824
Louisiana Public Facilities Authority Revenue Bonds
595 5.000 11/01/33 720
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/44 112

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/49 112
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,740 2.000 06/01/37 1,772
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 2,440 2.100 06/01/37 2,510
Parish of St John the Baptist Revenue Bonds
(~)(ae)(Ê) 3,265 2.200 06/01/37 3,390
Red River Parish School Board General Obligation Unlimited
630 5.000 03/01/28 789
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
7,000 5.000 05/01/21 7,084
State of Louisiana General Obligation Unlimited
(ae) 2,760 5.000 08/01/22 2,962
State of Louisiana Revenue Bonds
1,300 5.000 06/15/28 1,508
58,195
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
1,000 4.000 07/01/45 1,164
Maine Turnpike Authority Revenue Bonds
3,225 5.000 07/01/42 3,402
4,566
Maryland - 0.6%
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/32 98
Baltimore Research Park Project Revenue Bonds
70 4.000 01/01/33 80
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/34 97
Baltimore Research Park Project Revenue Bonds
75 4.000 01/01/35 85
Baltimore Research Park Project Revenue Bonds
80 4.000 01/01/36 91
Baltimore Research Park Project Revenue Bonds
90 4.000 01/01/37 102
Baltimore Research Park Project Revenue Bonds
145 4.000 01/01/38 164
Baltimore Research Park Project Revenue Bonds
195 4.000 01/01/39 220
Baltimore Research Park Project Revenue Bonds
200 4.000 01/01/40 225
County of Frederick Special Tax
750 4.000 07/01/35 896
County of Frederick Special Tax
860 4.000 07/01/36 1,024
County of Frederick Special Tax
500 4.000 07/01/38 591
County of Frederick Special Tax
500 4.000 07/01/39 590
County of Frederick Special Tax
500 4.000 07/01/40 588
County of Frederick Tax Allocation
890 3.250 07/01/29 929
Maryland Community Development Administration Revenue Bonds
4,120 4.500 09/01/48 4,684
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000 06/01/35 1,749
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 2,650 1.090 04/01/35 2,650
Prince George County General Obligation Limited
480 4.000 09/01/32 535
Prince George County General Obligation Limited
185 4.000 09/01/33 206
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000 09/01/27 3,730
19,334
Massachusetts - 1.0%
City of Boston General Obligation Unlimited
2,015 5.000 04/01/25 2,419
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500 08/01/30 1,414
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000 05/01/39 4,767
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000 12/01/41 1,342
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.849 05/01/37 3,369
Massachusetts Bay Transportation Authority Revenue Bonds
9,000 1.127 07/01/21 8,995
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900 08/01/23 5,199
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 315 4.000 11/15/23 325
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 10/01/25 1,050
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000 11/15/28 338
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000 07/01/31 2,000
Massachusetts Development Finance Agency Revenue Bonds
175 5.000 07/01/38 212
Massachusetts Development Finance Agency Revenue Bonds
400 5.000 07/01/39 484
Massachusetts Health & Educational Facilities Authority Revenue Bonds
750 5.000 07/01/25 764
Massachusetts Housing Finance Agency Revenue Bonds
1,635 4.000 12/01/48 1,800
34,478
Michigan - 4.0%
Allendale Public School District General Obligation Unlimited
2,600 5.000 05/01/22 2,752
Allendale Public School District General Obligation Unlimited
2,725 5.000 05/01/23 3,012
Benzie County Central Schools Revenue Bonds
225 4.000 05/01/25 259

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Area School District General Obligation Unlimited
1,525 5.000 05/01/26 1,686
City of Detroit General Obligation Unlimited
1,965 5.000 04/01/21 1,977
City of Detroit General Obligation Unlimited
880 5.000 04/01/22 914
City of Detroit General Obligation Unlimited
880 5.000 04/01/23 942
City of Detroit General Obligation Unlimited
235 5.000 04/01/24 259
City of Detroit General Obligation Unlimited
35 5.000 04/01/25 40
City of Detroit General Obligation Unlimited
40 5.000 04/01/26 46
City of Detroit General Obligation Unlimited
80 5.000 04/01/27 95
City of Detroit General Obligation Unlimited
85 5.000 04/01/28 102
City of Detroit General Obligation Unlimited
60 5.000 04/01/29 73
City of Detroit General Obligation Unlimited
95 5.000 04/01/30 117
City of Detroit General Obligation Unlimited
470 5.500 04/01/33 590
City of Detroit General Obligation Unlimited
330 5.500 04/01/34 413
City of Detroit General Obligation Unlimited
350 5.500 04/01/35 437
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 3,500 5.000 07/01/22 3,742
City of Detroit Sewage Disposal System Revenue Bonds
(µ) 15,000 5.000 07/01/35 15,300
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000 07/01/30 799
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000 07/01/31 2,037
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000 04/01/28 1,137
Eastern Michigan University Revenue Bonds
(µ) 740 5.000 03/01/30 907
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000 03/01/31 2,436
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000 03/01/33 1,209
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000 05/01/34 2,928
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 11/01/34 1,313
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 05/01/35 1,203
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000 07/01/25 179
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000 07/01/26 449
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000 07/01/27 164
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000 07/01/28 129
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000 07/01/29 415
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000 07/01/26 1,230
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000 07/01/29 9,227
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
(µ) 1,000 4.000 07/01/33 1,144
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000 07/01/27 137
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000 05/01/36 1,450
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000 05/01/38 1,901
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000 05/01/39 1,281
Imlay City Community Schools General Obligation Unlimited
500 4.000 05/01/37 610
Kalamazoo Hospital Finance Authority Revenue Bonds
1,500 4.000 05/15/31 1,695
Karegnondi Water Authority Revenue Bonds
855 5.000 11/01/34 1,065
Karegnondi Water Authority Revenue Bonds
1,000 5.000 11/01/35 1,243
Karegnondi Water Authority Revenue Bonds
1,400 5.000 11/01/37 1,732
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000 05/01/43 1,375
Michigan Finance Authority Revenue Bonds
(ae) 1,560 5.000 12/01/21 1,604
Michigan Finance Authority Revenue Bonds
1,230 5.000 02/01/22 1,254
Michigan Finance Authority Revenue Bonds
770 5.000 12/01/22 801
Michigan Finance Authority Revenue Bonds
655 5.000 12/01/23 694
Michigan Finance Authority Revenue Bonds
2,000 5.000 04/01/25 2,346
Michigan Finance Authority Revenue Bonds
2,500 5.250 02/01/27 2,752
Michigan Finance Authority Revenue Bonds
1,000 5.000 11/01/27 1,079
Michigan Finance Authority Revenue Bonds
4,655 5.000 07/01/28 5,184
Michigan Finance Authority Revenue Bonds
1,660 5.000 12/01/28 2,142
Michigan Finance Authority Revenue Bonds
1,385 5.000 07/01/29 1,537
Michigan Finance Authority Revenue Bonds
3,000 5.000 11/15/29 3,484
Michigan Finance Authority Revenue Bonds
2,500 1.250 06/01/30 2,507
Michigan Finance Authority Revenue Bonds
1,000 5.000 07/01/30 1,145
Michigan Finance Authority Revenue Bonds
1,000 4.000 06/01/34 1,228

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
1,500 5.000 02/15/35 1,918
Michigan Finance Authority Revenue Bonds
500 5.000 07/01/35 589
Michigan Finance Authority Revenue Bonds
1,500 4.000 11/15/36 1,701
Michigan Finance Authority Revenue Bonds
585 5.000 12/01/36 608
Michigan Finance Authority Revenue Bonds
1,500 5.000 06/01/49 1,852
Michigan State Housing Development Authority Revenue Bonds
4,265 4.250 06/01/49 4,768
Michigan State Housing Development Authority Revenue Bonds
6,370 4.250 12/01/49 7,184
Novi Community School District General Obligation Unlimited
1,250 5.000 05/01/33 1,675
Novi Community School District General Obligation Unlimited
1,475 5.000 05/01/34 1,965
Novi Community School District General Obligation Unlimited
1,365 5.000 05/01/37 1,790
Novi Community School District General Obligation Unlimited
1,425 5.000 05/01/39 1,859
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/28 1,222
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/31 1,268
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(ae)
(Ê) 2,350 1.390 04/01/33 2,353
Wayne County Airport Authority Revenue Bonds
635 5.000 12/01/29 738
Wayne County Airport Authority Revenue Bonds
(µ) 3,915 5.000 12/01/39 4,505
135,903
Minnesota - 0.3%
City of Crookston Revenue Bonds
2,410 5.000 05/01/34 2,464
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000 11/15/28 3,193
City of St. Cloud Revenue Bonds
650 5.000 05/01/48 800
City of St. Cloud Revenue Bonds
250 4.000 05/01/49 284
City of Woodbury Revenue Bonds
60 3.000 12/01/30 63
Duluth Independent School District No. 709 Certificate of Participation
320 5.000 02/01/22 334
Duluth Independent School District No. 709 Certificate of Participation
395 5.000 02/01/26 476
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000 12/01/26 28
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/27 34
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000 12/01/28 40
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000 10/01/29 1,200
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000 12/01/29 23
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000 12/01/30 46
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000 10/01/31 686
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/31 34
9,705
Mississippi - 1.5%
Mississippi Business Finance Corp. Revenue Bonds
1,150 2.500 04/01/22 1,153
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 2,100 0.110 12/01/30 2,100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 1,500 0.130 12/01/30 1,500
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 27,950 1.130 12/01/30 27,950
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 4,690 0.130 11/01/35 4,690
Mississippi Business Finance Corp. Revenue Bonds
(~)(ae)(Ê) 1,030 2.750 12/01/40 1,051
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 04/01/28 1,121
Mississippi Development Bank Revenue Bonds
200 5.000 04/01/32 260
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 03/01/34 1,160
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000 04/01/38 828
Mississippi Development Bank Revenue Bonds
4,175 5.000 03/01/43 5,061
Mississippi Home Corp. Revenue Bonds
855 4.000 12/01/44 951
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000 09/01/36 2,341
Warren County Revenue Bonds
(~)(ae)(Ê) 500 1.375 06/16/25 520
50,686
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000 03/01/30 1,117
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250 08/01/27 2,539
County of Boone Missouri Revenue Bonds
2,760 5.000 08/01/30 3,081
County of Boone Missouri Revenue Bonds
1,700 4.000 08/01/33 1,788
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
100 4.000 02/15/37 118
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
125 4.000 02/15/38 147

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,305 4.000 11/15/38 1,579
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
115 4.000 02/15/39 135
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
3,495 4.000 11/15/39 4,220
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
350 4.000 02/15/44 404
Kansas City Revenue Bonds
1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds
1,000 5.000 09/01/28 1,004
Kansas City Revenue Bonds
1,000 5.000 09/01/29 1,004
Maryland Heights Industrial Development Authority Revenue Bonds
1,025 4.375 03/15/30 997
Missouri State Health & Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,800 1.200 02/15/33 1,800
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 1,000 5.000 10/01/40 1,290
St. Louis Municipal Library District Certificate of Participation
(µ) 225 4.000 03/15/30 279
St. Louis Municipal Library District Certificate of Participation
(µ) 360 4.000 03/15/31 443
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000 03/15/33 362
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000 03/15/35 303
23,799
Montana - 0.2%
Bozeman Tax Allocation
(µ) 500 4.000 07/01/35 587
Bozeman Tax Allocation
(µ) 425 4.000 07/01/40 488
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000 07/01/28 802
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000 06/01/33 511
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000 06/01/34 1,244
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000 07/01/26 1,655
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000 07/01/27 1,862
7,149
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds
(~)(ae)(Ê) 1,900 4.000 08/01/25 2,191
Central Plains Energy Project Revenue Bonds
2,500 5.000 09/01/26 3,064
Central Plains Energy Project Revenue Bonds
2,000 5.000 09/01/30 2,656
Central Plains Energy Project Revenue Bonds
1,565 5.000 09/01/32 1,671
Nebraska Public Power District Revenue Bonds
380 5.000 01/01/29 395
9,977
Nevada - 1.0%
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000 06/01/30 3,112
City of Reno General Obligation Limited
1,000 5.000 06/01/22 1,062
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,800 2.500 06/15/24 1,816
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 895 2.750 06/15/28 914
Clark County General Obligation Unlimited
2,555 5.000 06/01/33 3,242
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/27 152
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/28 155
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/29 158
Clark County School District General Obligation Limited
(µ) 1,360 5.000 06/15/30 1,778
Clark County School District General Obligation Limited
(µ) 3,860 5.000 06/15/31 5,017
Clark County School District General Obligation Limited
(µ) 105 5.000 06/15/32 139
Clark County School District General Obligation Limited
(µ) 100 5.000 06/15/33 131
Clark County School District General Obligation Limited
(µ) 115 5.000 06/15/34 151
Clark County School District General Obligation Limited
(µ) 2,500 4.000 06/15/35 2,991
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/35 157
Las Vegas Convention and Visitors Authority Revenue Bonds
275 5.000 07/01/26 325
Las Vegas Convention and Visitors Authority Revenue Bonds
145 5.000 07/01/27 175
Las Vegas Convention and Visitors Authority Revenue Bonds
1,300 5.000 07/01/31 1,544
Las Vegas Convention and Visitors Authority Revenue Bonds
95 5.000 07/01/35 114
Las Vegas Convention and Visitors Authority Revenue Bonds
6,115 5.000 07/01/43 7,325
Nevada Department of Business & Industry Revenue Bonds
(Þ) 185 3.125 07/15/22 187
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000 07/15/27 384
Nevada Department of Business & Industry Revenue Bonds
(Þ) 640 4.500 12/15/29 685
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000 07/01/40 234

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000 07/01/37 1,936
33,884
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê) 840 2.800 10/01/33 886
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,225 5.000 06/01/28 2,923
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000 08/01/32 2,144
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000 08/01/33 943
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000 01/01/34 1,706
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000 08/01/34 996
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000 08/01/35 1,037
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000 01/01/36 2,076
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000 08/01/36 1,095
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000 01/01/37 1,837
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000 08/01/37 1,142
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000 08/01/38 1,200
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000 08/01/39 1,258
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000 08/01/40 1,323
20,566
New Jersey - 5.0%
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000 08/01/33 363
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000 08/01/34 385
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000 08/01/35 407
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000 08/01/36 435
Camden County Improvement Authority Revenue Bonds
2,000 5.000 02/15/28 2,223
City of Atlantic City General Obligation Unlimited
(µ) 500 5.000 03/01/25 586
City of Atlantic City General Obligation Unlimited
(µ) 450 5.000 03/01/26 545
City of Atlantic City General Obligation Unlimited
(µ) 750 5.000 03/01/32 909
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000 07/01/33 1,818
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000 07/01/34 2,256
City of Newark General Obligation Unlimited
(µ) 1,450 5.000 10/01/27 1,825
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000 07/15/23 1,678
County of Cape May General Obligation Unlimited
2,235 4.000 10/01/26 2,665
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750 11/01/28 577
Jersey City General Obligation Unlimited
450 5.000 11/01/31 562
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000 06/15/28 705
New Jersey Economic Development Authority Revenue Bonds
75 5.000 06/15/21 76
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000 06/15/23 2,154
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500 09/01/24 822
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250 07/01/26 635
New Jersey Economic Development Authority Revenue Bonds
795 5.000 07/01/27 802
New Jersey Economic Development Authority Revenue Bonds
(~)(Ê) 2,715 5.250 04/01/28 3,485
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000 07/01/28 2,502
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000 06/15/29 1,949
New Jersey Economic Development Authority Revenue Bonds
350 3.000 06/01/32 365
New Jersey Economic Development Authority Revenue Bonds
665 5.000 06/01/32 801
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000 06/15/36 6,030
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 06/15/37 1,209
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000 07/01/32 540
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000 07/01/33 3,829
New Jersey Educational Facilities Authority Revenue Bonds
450 5.000 07/01/36 477
New Jersey General Obligation Unlimited
2,000 5.000 06/01/28 2,578
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000 07/01/27 1,183
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/28 1,243
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,180 5.000 07/01/29 2,714
New Jersey Health Care Facilities Financing Authority Revenue Bonds
300 5.000 07/01/30 357
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/31 1,234
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000 07/01/35 1,200
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 1,610 5.000 07/01/43 1,853

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,965 4.750 10/01/50 4,540
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 145 5.250 12/15/21 151
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493 12/15/26 1,689
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,325 5.000 06/15/29 2,781
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871 12/15/29 955
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000 06/15/30 875
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000 06/15/31 6,631
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851 12/15/31 1,507
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000 12/15/31 924
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000 12/15/33 1,182
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000 12/15/34 2,762
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060 12/15/35 3,634
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000 12/15/35 978
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591 12/15/35 3,524
New Jersey Transportation Trust Fund Authority Revenue Bonds
650 5.250 06/15/36 661
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291 12/15/36 10,060
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000 12/15/36 1,234
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649 12/15/37 15,383
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250 12/15/38 796
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000 01/01/22 2,142
New Jersey Turnpike Authority Revenue Bonds
900 5.000 01/01/23 984
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000 01/01/24 3,449
New Jersey Turnpike Authority Revenue Bonds
(ae) 2,330 5.000 01/01/27 2,491
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000 01/01/32 4,075
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000 01/01/33 2,439
New Jersey Turnpike Authority Revenue Bonds
6,000 4.000 01/01/42 7,213
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000 12/01/32 1,685
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000 07/01/35 1,176
South Jersey Port Corp. Revenue Bonds
(µ) 200 5.000 11/01/28 263
South Jersey Port Corp. Revenue Bonds
(µ) 2,000 5.000 11/01/29 2,681
South Jersey Port Corp. Revenue Bonds
(µ) 1,000 5.000 11/01/30 1,326
South Jersey Transportation Authority Revenue Bonds
4,000 4.000 11/01/40 4,738
State of New Jersey General Obligation Unlimited
3,000 4.000 06/01/30 3,726
State of New Jersey General Obligation Unlimited
3,000 4.000 06/01/31 3,771
State of New Jersey General Obligation Unlimited
7,500 5.000 06/01/40 9,314
Tobacco Settlement Financing Corp. Revenue Bonds
3,220 3.200 06/01/27 3,317
171,034
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250 07/01/23 800
New Mexico Mortgage Finance Authority Revenue Bonds
2,415 4.250 07/01/49 2,718
3,518
New York - 8.6%
Albany Capital Resource Corp. Revenue Bonds
1,390 4.000 06/01/29 1,519
Brooklyn Arena Local Development Corp. Revenue Bonds
500 1.625 11/01/25 511
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds
(ae) 1,350 5.750 04/01/21 1,363
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/29 613
Build NYC Resource Corp. Revenue Bonds
700 5.000 08/01/30 854
Build NYC Resource Corp. Revenue Bonds
600 5.000 08/01/32 727
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/33 603
City of New York General Obligation Unlimited
2,550 5.000 08/01/21 2,612
City of New York General Obligation Unlimited
2,445 5.000 08/01/22 2,618
City of New York General Obligation Unlimited
6,420 5.000 08/01/23 7,175
City of Syracuse General Obligation Limited
(µ) 750 4.000 05/15/32 901
City of Syracuse General Obligation Limited
(µ) 785 4.000 05/15/33 937
City of Yonkers General Obligation Limited
(µ) 1,200 5.000 05/01/31 1,590
City of Yonkers General Obligation Limited
(µ) 2,250 5.000 05/01/32 2,962
City of Yonkers General Obligation Limited
(µ) 3,895 5.000 05/01/33 5,099
City of Yonkers General Obligation Limited
(µ) 1,990 4.000 05/01/35 2,386

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Yonkers General Obligation Limited
(µ) 2,180 4.000 05/01/37 2,590
County of Monroe General Obligation Limited
(µ) 1,000 5.000 06/01/21 1,016
County of Nassau General Obligation Limited
(µ) 3,190 5.000 04/01/35 4,195
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000 02/15/35 9,110
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000 02/15/37 5,730
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000 02/15/38 6,347
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000 02/15/44 337
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/32 1,263
Long Island Power Authority Electrical Systems Revenue Bonds
750 5.000 09/01/33 944
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/34 1,255
Long Island Power Authority Electrical Systems Revenue Bonds
1,250 5.000 09/01/35 1,566
Long Island Power Authority Electrical Systems Revenue Bonds
1,825 5.000 09/01/37 2,270
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 2,700 1.997 05/01/33 2,703
Long Island Power Authority Revenue Bonds
(~)(ae)(Ê) 2,000 1.650 09/01/49 2,081
Metropolitan Transportation Authority Revenue Bonds
1,175 5.000 11/15/21 1,210
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000 02/01/22 2,666
Metropolitan Transportation Authority Revenue Bonds
1,400 5.000 09/01/22 1,488
Metropolitan Transportation Authority Revenue Bonds
350 5.000 11/15/22 373
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000 11/15/24 1,536
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000 11/15/25 8,962
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000 11/15/26 4,825
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/27 269
Metropolitan Transportation Authority Revenue Bonds
(ae) 5,710 5.000 11/15/28 6,847
Metropolitan Transportation Authority Revenue Bonds
550 5.250 11/15/28 650
Metropolitan Transportation Authority Revenue Bonds
550 5.000 11/15/29 696
Metropolitan Transportation Authority Revenue Bonds
(~)(ae)(Ê) 2,500 5.000 05/15/30 3,140
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/30 294
Metropolitan Transportation Authority Revenue Bonds
100 5.250 11/15/31 121
Metropolitan Transportation Authority Revenue Bonds
730 4.000 11/15/32 842
Metropolitan Transportation Authority Revenue Bonds
1,150 5.000 11/15/33 1,345
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000 11/15/38 4,831
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 5.000 11/15/41 1,261
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000 11/15/42 701
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000 11/15/42 9,525
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000 11/15/44 11,669
Metropolitan Transportation Authority Revenue Bonds
300 4.750 11/15/45 365
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000 07/01/39 1,160
New York City Housing Development Corp. Revenue Bonds
1,560 3.500 02/15/48 1,602
New York City Industrial Development Agency Revenue Bonds
(µ) 1,535 5.000 01/01/31 1,536
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,175 5.000 05/01/21 2,201
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000 08/01/39 1,145
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000 11/01/40 2,664
New York City Water & Sewer System Revenue Bonds
4,050 4.000 06/15/40 4,836
New York Convention Center Development Corp. Revenue Bonds
(µ) 2,925 Zero coupon 11/15/34 2,151
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000 11/15/44 700
New York Liberty Development Corp. Revenue Bonds
(µ) 650 4.000 03/01/45 764
New York Liberty Development Corp. Revenue Bonds
3,000 2.450 09/15/69 3,017
New York State Dormitory Authority Revenue Bonds
755 5.000 05/15/23 801
New York State Dormitory Authority Revenue Bonds
(ae) 6,790 5.000 07/01/23 7,589
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250 07/01/23 472
New York State Dormitory Authority Revenue Bonds
6,725 5.000 12/15/23 7,330
New York State Dormitory Authority Revenue Bonds
1,000 5.000 08/01/27 1,242
New York State Dormitory Authority Revenue Bonds
105 5.000 07/01/32 131
New York State Dormitory Authority Revenue Bonds
3,300 5.000 10/01/32 3,974
New York State Dormitory Authority Revenue Bonds
1,465 5.000 07/01/33 1,858
New York State Dormitory Authority Revenue Bonds
710 5.000 07/01/34 879
New York State Dormitory Authority Revenue Bonds
95 5.000 07/01/35 117

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds
85 5.000 07/01/36 104
New York State Dormitory Authority Revenue Bonds
70 4.000 09/01/36 82
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/37 117
New York State Dormitory Authority Revenue Bonds
6,035 4.000 07/01/38 7,260
New York State Dormitory Authority Revenue Bonds
75 4.000 09/01/38 88
New York State Dormitory Authority Revenue Bonds
1,000 5.000 10/01/38 1,277
New York State Dormitory Authority Revenue Bonds
85 4.000 09/01/39 99
New York State Dormitory Authority Revenue Bonds
105 4.000 07/01/40 118
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/40 117
New York State Dormitory Authority Revenue Bonds
110 5.000 07/01/41 133
New York State Dormitory Authority Revenue Bonds
435 4.000 07/01/45 478
New York State Thruway Authority Revenue Bonds
1,250 5.000 01/01/32 1,587
New York State Urban Development Corp. Revenue Bonds
5,750 5.000 03/15/36 7,657
New York State Urban Development Corp. Revenue Bonds
5,450 4.000 03/15/37 6,615
New York State Urban Development Corp. Revenue Bonds
13,600 5.000 03/15/37 18,031
New York State Urban Development Corp. Revenue Bonds
425 5.000 03/15/41 554
New York Transportation Development Corp. Revenue Bonds
500 5.000 12/01/27 633
New York Transportation Development Corp. Revenue Bonds
130 5.000 12/01/28 167
New York Transportation Development Corp. Revenue Bonds
145 5.000 12/01/29 190
New York Transportation Development Corp. Revenue Bonds
115 5.000 12/01/30 153
New York Transportation Development Corp. Revenue Bonds
4,090 5.000 12/01/31 5,443
New York Transportation Development Corp. Revenue Bonds
165 5.000 12/01/32 217
New York Transportation Development Corp. Revenue Bonds
2,530 5.000 12/01/33 3,315
New York Transportation Development Corp. Revenue Bonds
255 5.000 12/01/34 338
New York Transportation Development Corp. Revenue Bonds
4,075 5.000 12/01/35 5,381
New York Transportation Development Corp. Revenue Bonds
230 5.000 12/01/36 298
New York Transportation Development Corp. Revenue Bonds
3,270 5.000 12/01/37 4,292
New York Transportation Development Corp. Revenue Bonds
255 5.000 12/01/38 333
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000 06/15/28 1,278
Niagara Falls City School District General Obligation Unlimited
(µ) 1,170 4.000 06/15/29 1,410
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000 06/15/30 2,075
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/30 1,966
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/31 1,957
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/32 72
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000 12/01/33 83
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000 12/01/34 124
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/35 142
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000 12/01/36 88
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/38 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000 12/01/39 194
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000 12/01/40 129
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000 12/01/49 274
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000 07/15/34 6,682
Port Authority of New York & New Jersey Revenue Bonds
2,775 5.000 07/15/35 3,689
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000 07/15/36 1,220
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000 09/01/43 1,997
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 150 4.000 08/01/31 190
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 220 4.000 08/01/32 277
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/33 251
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/34 250
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/35 249
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 405 4.000 08/01/36 503
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
3,115 4.250 10/01/47 3,465
Sufflok County General Obligation Limited Notes
2,000 2.000 08/19/21 2,018
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000 11/15/28 1,082
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000 11/15/33 6,223

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
TSASC, Inc. New York Revenue Bonds
1,500 5.000 06/01/29 1,876
Westchester County Local Development Corp. Revenue Bonds
425 5.000 07/01/21 432
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000 05/01/34 1,480
290,555
North Carolina - 1.0%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(ae)(Ê) 325 1.375 06/16/25 338
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 14,235 5.000 04/01/22 15,044
North Carolina Capital Facilities Finance Agency Revenue Bonds
2,790 5.000 10/01/44 3,404
North Carolina Housing Finance Agency Revenue Bonds
3,490 4.250 07/01/47 3,901
North Carolina Medical Care Commission Revenue Bonds
250 4.000 01/01/25 260
North Carolina Medical Care Commission Revenue Bonds
240 4.000 01/01/26 251
North Carolina Medical Care Commission Revenue Bonds
565 5.000 01/01/27 625
North Carolina Medical Care Commission Revenue Bonds
790 5.000 01/01/28 883
North Carolina Medical Care Commission Revenue Bonds
560 5.000 01/01/29 628
North Carolina Medical Care Commission Revenue Bonds
655 5.000 01/01/30 732
North Carolina Medical Care Commission Revenue Bonds
700 5.000 10/01/30 807
North Carolina Medical Care Commission Revenue Bonds
625 5.000 01/01/31 694
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000 11/01/31 2,469
North Carolina Medical Care Commission Revenue Bonds
500 5.000 01/01/38 559
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 02/01/24 2,274
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000 01/01/28 1,607
34,476
Ohio - 2.0%
American Municipal Power, Inc. Revenue Bonds
875 5.000 02/15/25 1,036
American Municipal Power, Inc. Revenue Bonds
140 5.000 02/15/26 172
American Municipal Power, Inc. Revenue Bonds
175 5.000 02/15/27 220
American Municipal Power, Inc. Revenue Bonds
215 5.000 02/15/28 277
American Municipal Power, Inc. Revenue Bonds
165 5.000 02/15/29 217
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
85 5.000 06/01/34 113
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000 06/01/37 2,435
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,300 5.000 06/01/55 2,680
City of Columbus General Obligation Unlimited
4,685 4.000 04/01/33 5,506
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000 10/01/34 841
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000 10/01/35 874
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000 10/01/36 704
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000 12/01/27 1,218
County of Cuyahoga Certificate of Participation
14,065 5.000 12/01/27 15,740
County of Cuyahoga Certificate of Participation
1,990 5.000 12/01/28 2,223
County of Hamilton Revenue Bonds
1,350 5.000 01/01/31 1,506
County of Miami-Dade Revenue Bonds
450 5.000 09/01/36 462
Cuyahoga County Hospital Revenue Bonds
7,450 5.000 02/15/37 8,678
Euclid City School District Certificated Participation
(µ) 175 4.000 12/01/30 205
Euclid City School District Certificated Participation
(µ) 185 4.000 12/01/31 217
Euclid City School District Certificated Participation
(µ) 130 4.000 12/01/32 152
Euclid City School District Certificated Participation
(µ) 135 4.000 12/01/33 158
Euclid City School District Certificated Participation
(µ) 110 4.000 12/01/34 129
Euclid City School District Certificated Participation
(µ) 215 4.000 12/01/35 252
Euclid City School District Certificated Participation
(µ) 445 4.000 12/01/36 522
Euclid City School District Certificated Participation
(µ) 380 4.000 12/01/38 445
Franklin, County of Revenue Bonds
330 5.250 11/15/40 374
Hillsdale Local School District Certificate Of Participation
(µ) 3,050 4.000 12/01/32 3,695
Middletown City School District General Obligation Unlimited
(ae) 5 5.250 12/01/22 5
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875 02/01/26 1,053
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000 01/01/28 52
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000 07/01/31 639
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000 07/01/33 914
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000 07/01/34 511

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000 07/01/36 786
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000 07/01/37 677
Ohio Housing Finance Agency Revenue Bonds
2,630 4.500 09/01/48 2,950
State of Ohio Revenue Bonds
3,500 5.000 12/15/22 3,734
State of Ohio Revenue Bonds
2,815 5.000 12/15/23 3,001
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000 07/01/29 2,106
West Carrollton City School District General Obligation Unlimited
1,080 4.000 12/01/21 1,115
68,594
Oklahoma - 0.6%
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000 09/01/31 4,337
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000 06/01/24 940
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/22 1,056
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/26 1,188
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000 08/15/28 2,359
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000 08/15/33 3,614
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250 08/15/43 3,590
Oklahoma Housing Finance Agency Revenue Bonds
1,380 4.750 09/01/48 1,567
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000 04/01/33 1,856
20,507
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000 06/15/20 637
City of Portland Sewer System Revenue Bonds
340 5.000 05/01/30 462
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(ae)(Ê) 1,130 5.000 03/01/25 1,301
Morrow County School District No. 1 General Obligation Unlimited
(µ) 1,955 5.500 06/15/21 1,994
Oregon State Business Development Commission Revenue Bonds
(~)(ae)(Ê) 1,950 2.400 12/01/40 2,050
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/28 64
Oregon State Facilities Authority Revenue Bonds
75 5.000 10/01/29 98
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/35 64
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000 10/01/36 769
State of Oregon General Obligation Unlimited
500 5.000 12/01/31 625
State of Oregon General Obligation Unlimited
1,625 4.250 06/01/49 1,823
9,887
Pennsylvania - 5.4%
Allegheny County Higher Education Building Authority Revenue Bonds
615 5.000 10/15/21 627
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000 10/15/26 916
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000 10/15/27 961
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000 10/15/28 994
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000 04/01/30 1,453
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000 06/01/35 1,177
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/31 2,916
Allentown City School District General Obligation Limited
(µ) 4,385 5.000 02/01/33 5,628
Allentown City School District General Obligation Limited
(µ) 1,000 4.000 02/01/36 1,179
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/37 2,852
Bucks County Industrial Development Authority Revenue Bonds
330 5.000 10/01/30 377
Bucks County Industrial Development Authority Revenue Bonds
350 5.000 10/01/31 400
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 18,325 2.106 10/01/34 17,669
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375 03/01/28 282
City of Erie General Obligation Unlimited
(µ) 3,750 3.208 11/15/37 2,333
City of Lancaster General Obligation Unlimited
(µ) 375 5.000 05/01/27 472
City of Philadelphia Airport Revenue Bonds
1,000 4.000 07/01/35 1,190
City of Philadelphia General Obligation Unlimited
(ae) 3,210 5.250 07/15/27 3,285
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/33 6,177
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/34 6,138
City of Scranton General Obligation Unlimited
(Þ) 1,815 5.000 09/01/21 1,850
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000 09/01/22 2,024
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000 11/15/38 1,075

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of York General Obligation Unlimited
105 5.000 11/15/24 110
City of York General Obligation Unlimited
1,955 5.000 11/15/26 2,068
City of York General Obligation Unlimited
1,755 5.000 11/15/27 1,859
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000 12/01/24 466
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000 12/01/26 367
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000 12/01/27 394
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000 06/01/39 15,139
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000 08/15/23 6,817
County of Luzerne General Obligation Unlimited
(µ) 500 5.000 12/15/27 634
Dauphin County General Authority Revenue Bonds
(Þ) 700 4.250 10/15/26 732
Dauphin County General Authority University Revenue Bonds
(Þ) 1,750 4.000 10/15/22 1,775
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000 11/01/27 1,250
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000 11/01/28 1,271
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250 11/01/33 1,682
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 2.074 09/01/48 9,983
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000 12/01/28 437
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000 06/01/44 176
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000 06/01/44 348
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000 09/01/30 1,168
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/37 174
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/38 173
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/39 173
North Allegheny School District General Obligation Limited
1,000 4.000 05/01/35 1,194
North Penn Water Authority Revenue Bonds
1,190 5.000 11/01/30 1,231
North Pocono School District General Obligation Limited
(µ) 885 4.000 09/15/31 1,085
North Pocono School District General Obligation Limited
(µ) 250 4.000 09/15/32 305
Northampton County General Purpose Authority Revenue Bonds
150 5.000 10/01/31 169
Northern Tioga School District General Obligation Limited
(µ) 650 5.000 04/01/30 808
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/36 955
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/38 947
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000 04/01/39 1,651
Pennsylvania Economic Development Financing Authority Revenue Bonds
(µ) 2,630 5.000 12/01/44 3,279
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,195 6.250 06/01/33 2,793
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250 12/01/44 5,798
Philadelphia Authority for Industrial Development Revenue Bonds
380 5.875 06/15/22 394
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 305 5.000 06/15/25 350
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 660 5.000 06/15/27 786
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 415 5.000 06/15/28 502
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 440 5.000 06/15/29 527
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000 12/01/29 638
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/30 121
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000 01/01/33 2,290
Philadelphia General Obligation Unlimited
(~)(Ê) 14,010 0.140 08/01/31 14,010
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,250 5.000 07/01/21 1,269
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000 07/01/28 588
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625 07/01/42 1,583
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000 09/01/34 462
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000 09/01/34 195
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000 09/01/35 92
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000 09/01/35 344
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/36 1,683
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/37 1,678
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000 09/01/38 1,339
School District of Philadelphia (The) General Obligation Limited
(µ) 4,445 5.000 09/01/27 5,478
Scranton School District General Obligation Unlimited
(µ) 490 5.000 06/01/32 621
Scranton School District General Obligation Unlimited
(µ) 330 5.000 12/01/33 411
Scranton School District General Obligation Unlimited
(µ) 575 5.000 06/01/34 723

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Scranton School District General Obligation Unlimited
(µ) 560 5.000 06/01/36 701
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000 08/01/26 1,100
State Public School Building Authority Revenue Bonds
(ae) 3,030 5.000 04/01/22 3,200
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/28 1,059
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/29 1,059
Stroudsburg Area School District General Obligation Unlimited
(µ) 1,950 4.000 06/01/30 2,302
The Berks County Municipal Authority Revenue Bonds
(~)(ae)(Ê) 1,060 5.000 02/01/25 1,186
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000 09/01/37 591
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000 04/01/28 1,228
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000 04/01/30 3,520
Western Wayne School District General Obligation Unlimited
(µ) 565 5.000 04/01/21 569
Westmoreland County Industrial Development Authority Revenue Bonds
70 5.000 07/01/27 85
Westmoreland County Industrial Development Authority Revenue Bonds
80 5.000 07/01/28 99
Westmoreland County Industrial Development Authority Revenue Bonds
85 5.000 07/01/29 106
Westmoreland County Industrial Development Authority Revenue Bonds
60 5.000 07/01/30 76
Wilkinsburg-Penn Joint Water Authority (The) Revenue Bonds
(µ) 600 4.000 09/15/31 737
183,088
Puerto Rico - 2.0%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/21 1,006
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000 07/01/22 523
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375 07/01/25 1,345
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250 07/01/26 1,036
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250 07/01/27 433
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/27 1,037
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000 07/01/31 648
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,670 5.000 07/01/35 9,130
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500 07/01/28 2,118
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,580 5.000 07/01/33 5,852
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
850 5.125 07/01/37 893
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000 07/01/31 350
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500 07/01/36 1,136
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000 07/01/23 386
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.926 07/01/29 8,084
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250 07/01/22 810
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500 07/01/26 82
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000 07/01/27 985
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 700 5.500 07/01/28 769
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500 07/01/29 384
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 40 5.500 07/01/31 49
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250 07/01/32 84
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 375 5.250 07/01/33 451
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 260 5.250 07/01/34 314
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250 07/01/35 1,419
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250 07/01/36 6,238
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750 07/01/38 503
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/38 275
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/41 306
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000 08/01/27 3,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953 07/01/27 3,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071 07/01/29 279
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171 07/01/31 1,965
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,269 3.450 07/01/33 1,654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500 07/01/34 10,956
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,005 4.329 07/01/40 1,111
69,486

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds
(µ) 500 5.875 06/15/26 509
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000 09/15/34 2,157
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000 09/01/22 646
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000 08/15/27 247
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000 05/15/28 2,924
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000 05/15/29 1,456
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000 05/15/32 486
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/33 387
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/36 383
9,195
South Carolina - 1.0%
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000 12/01/27 1,274
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000 12/01/27 1,448
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000 12/01/28 1,775
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000 12/01/30 1,939
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000 12/01/32 1,941
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000 12/01/33 1,331
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds
(ae) 3,800 5.250 08/01/30 4,278
South Carolina Public Service Authority Revenue Bonds
3,500 5.000 12/01/30 4,090
South Carolina Public Service Authority Revenue Bonds
2,080 5.000 12/01/31 2,598
South Carolina Public Service Authority Revenue Bonds
200 5.000 12/01/34 233
South Carolina Public Service Authority Revenue Bonds
3,670 5.000 12/01/36 3,803
South Carolina Public Service Authority Revenue Bonds
1,750 4.000 12/01/37 2,129
South Carolina Transportation Infrastructure Bank Revenue Bonds
(USD 1 Month
LIBOR + 0.450%)(ae)(Ê) 2,845 1.644 10/01/31 2,847
Spartanburg Regional Health Services District Revenue Bonds
2,600 5.000 04/15/32 2,717
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000 12/01/26 1,623
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000 06/01/31 627
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000 06/01/32 832
35,485
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds
730 5.000 08/01/32 952
South Dakota Health and Educational Facilities Authority Revenue Bonds
(~)(ae)
(Ê) 500 5.000 07/01/24 569
1,521
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000 10/01/26 674
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000 08/01/35 235
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000 10/01/23 693
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000 07/01/40 784
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000 04/01/29 2,096
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000 10/01/27 1,282
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities and Board Revenue Bonds
2,210 5.000 07/01/35 2,625
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 2,440 5.000 02/01/50 2,837
Tennessee Housing Development Agency Revenue Bonds
3,795 4.500 07/01/49 4,296
15,522
Texas - 6.3%
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000 08/15/26 1,148
Arlington Higher Education Finance Corp. Revenue Bonds
450 5.000 12/01/27 571
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/28 632
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000 12/01/33 973
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000 12/01/34 804
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000 08/01/23 1,167
Austin Community College District Public Facility Corp. Revenue Bonds
1,080 5.000 08/01/24 1,255
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000 07/15/31 1,832

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000 07/15/33 1,556
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/32 281
Brazoria County Toll Road Authority Revenue Bonds
200 5.000 03/01/33 249
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000 01/01/35 1,390
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000 01/01/36 1,075
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000 01/01/36 1,733
Central Texas Regional Mobility Authority Revenue Bonds
1,285 5.000 01/01/37 1,651
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000 01/01/40 1,899
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717 08/15/23 847
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/23 560
Central Texas Turnpike System Revenue Bonds
3,000 4.000 06/30/32 3,651
Central Texas Turnpike System Revenue Bonds
1,450 4.000 12/31/32 1,759
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/42 562
City of Arlington Special Tax
(µ) 1,785 5.000 02/15/34 2,187
City of Arlington Special Tax
(µ) 3,620 5.000 02/15/37 4,545
City of Austin Electric Utility Revenue Bonds
2,155 5.000 11/15/39 2,842
City of Celina Special Assessment
125 3.625 09/01/30 130
City of Celina Special Assessment
575 4.800 09/01/37 644
City of Celina Special Assessment
230 4.250 09/01/40 244
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000 07/15/22 1,841
City of Donna Revenue Bonds
(µ) 1,090 5.000 02/15/31 1,233
City of El Paso Water & Sewer Revenue Bonds
2,965 5.000 03/01/25 3,396
City of Fort Worth Revenue Bonds
2,050 5.250 03/01/36 2,355
City of Hackberry Revenue Bonds
1,350 4.500 09/01/38 1,524
City of Hackberry Special Assessment Contract Revenue Bonds
1,710 4.625 09/01/37 1,933
City of Houston Airport System Revenue Bonds
1,660 5.000 07/01/30 2,110
City of Houston Airport System Revenue Bonds
1,655 5.000 07/01/32 2,078
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000 09/01/27 1,673
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000 09/01/34 1,463
City of Irving Hotel Occupancy Tax Revenue Bonds
200 5.000 08/15/33 226
City of Justin Special Assessment
(Þ) 455 4.125 09/01/23 474
City of Justin Special Assessment
(Þ) 910 4.625 09/01/28 1,038
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750 09/01/28 335
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250 09/01/38 708
City of Princeton Special Assessment
(Þ) 250 2.750 09/01/25 258
City of Princeton Special Assessment
(Þ) 540 4.375 09/01/28 595
City of Round Rock Utility System Revenue Bonds
1,000 5.000 08/01/24 1,164
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(ae)(Ê) 3,835 7.000 12/01/24 4,023
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000 02/01/26 5,815
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000 02/01/31 1,707
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000 02/01/34 1,402
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000 02/01/34 2,555
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000 02/01/35 1,601
City of San Antonio Water System Revenue Bonds
2,245 5.000 05/15/35 3,042
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/36 1,771
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/37 1,767
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 3,235 2.120 08/15/35 2,968
County of Kaufman General Obligation Unlimited
325 4.000 02/15/35 393
County of Kaufman General Obligation Unlimited
500 4.000 02/15/36 602
County of Kaufman General Obligation Unlimited
750 4.000 02/15/37 898
County of Kaufman General Obligation Unlimited
895 4.000 02/15/39 1,062
Dallas Independent School District General Obligation Unlimited
1,590 5.000 08/15/32 1,842
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000 11/01/27 3,685
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250 11/01/28 1,133
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250 11/01/29 2,259
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250 11/01/30 1,692
Decatur Hospital Authority Revenue Bonds
1,250 5.250 09/01/29 1,394

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds
130 5.000 10/01/33 174
Grand Parkway Transportation Corp. Revenue Bonds
250 5.000 10/01/34 333
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000 10/01/35 418
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000 10/01/36 305
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000 10/01/37 1,217
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000 10/01/38 1,620
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375 01/01/33 1,485
Harris County Toll Road Authority (The) Revenue Bonds
1,500 4.000 08/15/33 1,894
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/34 1,258
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/35 1,254
Harris County Toll Road Authority (The) Revenue Bonds
1,375 4.000 08/15/36 1,718
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000 11/15/26 1,107
Harris County-Houston Sports Authority Revenue Bonds
750 5.000 11/15/27 828
Harris County-Houston Sports Authority Revenue Bonds
1,445 5.000 11/15/28 1,633
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000 11/15/29 2,487
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000 11/15/32 1,630
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000 08/15/28 1,880
Houston Independent School District General Obligation Unlimited
(~)(ae)(Ê) 715 2.400 06/01/36 720
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000 02/15/31 661
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000 02/15/32 1,363
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000 02/15/33 1,421
Karnes County Hospital District Revenue Bonds
2,020 5.000 02/01/29 2,257
La Joya Independent School District General Obligation Limited
(µ) 1,415 5.000 02/15/26 1,724
La Joya Independent School District General Obligation Limited
(µ) 600 5.000 02/15/31 734
La Joya Independent School District General Obligation Limited
(µ) 735 5.000 02/15/33 891
Leander Independent School District General Obligation Unlimited
(ae) 625 4.327 08/15/38 299
Leander Independent School District General Obligation Unlimited
(ae) 600 4.625 08/15/43 217
Leander Independent School District General Obligation Unlimited
(ae) 1,425 4.746 08/15/45 457
Lower Colorado River Authority Revenue Bonds
2,000 5.500 05/15/31 2,221
Lubbock Independent School District General Obligation Unlimited
1,000 4.000 02/15/40 1,192
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600 11/01/29 1,264
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 1,300 1.110 08/01/34 1,300
Mitchell County Hospital District General Obligation Limited
105 5.250 02/15/30 115
Mitchell County Hospital District General Obligation Limited
55 5.375 02/15/35 63
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000 09/15/30 1,916
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
565 5.000 04/01/21 569
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000 04/01/22 681
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625 04/01/23 194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000 07/01/26 482
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000 04/01/29 563
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000 07/01/31 169
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/31 602
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000 07/01/32 145
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000 07/01/32 300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000 07/01/33 359
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000 04/01/34 1,972
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000 04/01/35 1,371
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/38 591
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000 01/01/31 2,264
North Texas Tollway Authority Revenue Bonds
3,735 5.000 01/01/23 4,067
North Texas Tollway Authority Revenue Bonds
3,975 5.000 01/01/29 4,664
North Texas Tollway Authority Revenue Bonds
1,000 5.000 01/01/32 1,228
Reagan Hospital District of Reagan County General Obligation Limited
910 3.250 02/01/21 910
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000 02/01/29 533
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000 02/01/34 2,638
Royse City Special Assessment
(Þ) 155 3.125 09/15/25 159
Royse City Special Assessment
(Þ) 175 4.125 09/15/39 192

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Royse City Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 107
San Antonio Water System Revenue Bonds
(~)(ae)(Ê) 2,000 2.625 05/01/49 2,150
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000 09/01/27 49
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000 09/01/29 57
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/32 65
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000 09/01/33 554
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000 09/01/33 1,579
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/34 64
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000 09/01/35 290
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000 09/01/36 98
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000 09/01/37 921
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
2,950 6.250 12/15/26 3,529
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,360 1.640 09/15/27 1,357
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
900 5.000 12/15/24 994
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
3,515 5.000 12/15/27 3,870
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,000 5.000 12/15/22 1,083
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,250 5.000 12/15/23 1,409
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
5,000 5.000 12/15/28 6,454
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000 12/31/30 392
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/33 4,511
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/34 4,497
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000 12/31/36 2,969
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000 12/31/39 589
University of Texas Revenue Bonds
1,315 5.000 08/15/26 1,652
Uptown Development Authority Tax Allocation
820 5.000 09/01/35 945
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000 12/01/32 601
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000 12/01/33 1,198
Viridian Municipal Management District Special Assessment
266 3.000 12/01/22 272
Viridian Municipal Management District Special Assessment
250 2.375 12/01/25 254
Viridian Municipal Management District Special Assessment
748 3.750 12/01/27 825
Viridian Municipal Management District Special Assessment
2,013 4.125 12/01/37 2,188
212,434
Utah - 1.2%
Alpine School District General Obligation Unlimited
8,000 5.000 03/15/22 8,439
City of Lehi Sales Tax Revenue Bonds
500 4.000 06/01/33 597
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000 01/15/28 285
Ogden City Sewer & Water Revenue Bonds
165 4.000 06/15/35 203
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000 09/01/31 259
Utah Charter School Finance Authority Revenue Bonds
1,435 4.000 04/15/40 1,678
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/24 112
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/25 115
Utah Infrastructure Agency Revenue Bonds
135 5.000 10/15/26 165
Utah Infrastructure Agency Revenue Bonds
1,505 5.000 10/15/27 1,863
Utah Infrastructure Agency Revenue Bonds
130 5.000 10/15/28 166
Utah Infrastructure Agency Revenue Bonds
4,260 5.000 10/15/29 5,207
Utah Infrastructure Agency Revenue Bonds
155 5.000 10/15/30 196
Utah Infrastructure Agency Revenue Bonds
1,650 5.000 10/15/32 1,991
Utah Infrastructure Agency Revenue Bonds
685 4.000 10/15/33 800
Utah Infrastructure Agency Revenue Bonds
1,785 5.250 10/15/33 2,174
Utah Infrastructure Agency Revenue Bonds
380 4.000 10/15/34 442
Utah Infrastructure Agency Revenue Bonds
1,000 5.000 10/15/34 1,200
Utah Infrastructure Agency Revenue Bonds
500 4.000 10/15/36 578
Utah Infrastructure Agency Revenue Bonds
1,215 5.000 10/15/40 1,437
Utah State Charter School Finance Authority Revenue Bonds
275 4.000 10/15/26 320
Utah State Charter School Finance Authority Revenue Bonds
285 4.000 10/15/27 337
Utah State Charter School Finance Authority Revenue Bonds
300 4.000 10/15/28 360
Utah State Charter School Finance Authority Revenue Bonds
310 4.000 10/15/29 377

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000 04/15/30 1,233
Utah State Charter School Finance Authority Revenue Bonds
525 4.000 04/15/33 617
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000 10/15/33 1,338
Utah State Charter School Finance Authority Revenue Bonds
460 5.000 04/15/34 573
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000 04/15/35 1,323
Utah Transit Authority (UTA) Revenue Bonds
(µ) 2,000 5.250 06/15/32 2,826
Utah Transit Authority (UTA) Revenue Bonds
1,860 5.000 12/15/35 2,355
39,566
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 440 5.000 07/01/24 478
Vermont Housing Finance Agency Revenue Bonds
1,865 4.750 11/01/48 2,097
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000 10/01/31 1,437
4,012
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds
2,670 5.000 10/01/25 2,677
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000 10/01/29 2,391
Virgin Islands Public Finance Authority Revenue Bonds
760 6.625 10/01/29 764
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000 10/01/32 1,788
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,297
8,917
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000 03/01/26 483
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125 03/01/31 942
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000 11/01/23 3,453
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 300 1.900 02/01/32 310
Chesapeake Hospital Authority Revenue Bonds
775 4.000 07/01/36 907
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000 07/01/37 1,407
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 350 1.800 11/01/35 356
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 175 1.900 11/01/35 181
Peninsula Ports Authority Revenue Bonds
(~)(ae)(Ê) 350 1.700 10/01/33 356
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000 12/01/29 1,238
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000 12/01/30 1,255
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000 12/01/31 1,292
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/26 52
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/27 53
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/28 60
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/29 66
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/30 55
Salem Economic Development Authority Revenue Bonds
90 5.000 04/01/31 109
Salem Economic Development Authority Revenue Bonds
35 5.000 04/01/32 42
Salem Economic Development Authority Revenue Bonds
80 5.000 04/01/33 95
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/34 59
Salem Economic Development Authority Revenue Bonds
110 5.000 04/01/35 130
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/36 65
Salem Economic Development Authority Revenue Bonds
125 5.000 04/01/37 147
Salem Economic Development Authority Revenue Bonds
55 4.000 04/01/39 59
Salem Economic Development Authority Revenue Bonds
35 4.000 04/01/40 38
Virginia College Building Authority Revenue Bonds
(Þ) 710 5.250 07/01/30 771
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000 01/01/45 1,561
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 550 1.900 05/01/33 569
16,111
Washington - 1.5%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000 07/01/35 1,922
County of King Sewer Revenue Bonds
3,085 5.000 01/01/28 3,373

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500 09/01/22 1,029
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000 12/01/34 837
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000 12/01/30 1,086
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000 12/01/31 1,172
Port of Seattle Washington Revenue Bonds
1,285 5.000 03/01/23 1,405
Port of Seattle Washington Revenue Bonds
2,480 5.000 08/01/30 2,637
Spokane Public Facilities District Revenue Bonds
970 5.000 12/01/34 1,125
State of Washington General Obligation Unlimited
7,835 5.000 02/01/25 9,323
State of Washington General Obligation Unlimited
5,205 5.000 07/01/29 6,332
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000 08/15/29 2,834
Washington Health Care Facilities Authority Revenue Bonds
700 5.000 07/01/30 792
Washington Health Care Facilities Authority Revenue Bonds
225 5.000 08/01/35 286
Washington Health Care Facilities Authority Revenue Bonds
535 5.000 08/01/36 677
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/37 360
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/38 359
Washington Health Care Facilities Authority Revenue Bonds
6,125 5.000 10/01/38 8,046
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 715 5.000 08/01/49 863
Washington State Convention Center Public Facilities District Revenue Bonds
1,295 5.000 07/01/37 1,558
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,500 2.375 01/01/26 1,487
Washington State Housing Finance Commission Revenue Bonds
2,615 4.000 12/01/48 2,896
50,399
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000 06/01/35 1,126
State of West Virginia General Obligation Unlimited
1,600 5.000 12/01/36 2,097
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000 01/01/28 2,970
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000 09/01/29 535
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000 09/01/30 601
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000 09/01/31 499
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000 09/01/32 372
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000 01/01/33 284
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000 01/01/34 331
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000 01/01/35 398
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000 01/01/36 818
10,031
Wisconsin - 1.0%
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000 09/01/28 998
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000 09/01/29 1,480
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000 09/01/37 1,850
Public Finance Authority Revenue Bonds
295 5.000 10/01/24 320
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/26 35
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/27 36
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/28 36
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/29 35
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125 11/15/29 1,345
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/30 41
Public Finance Authority Revenue Bonds
(µ) 45 4.000 07/01/31 52
Public Finance Authority Revenue Bonds
(µ) 55 4.000 07/01/32 63
Public Finance Authority Revenue Bonds
(µ) 25 4.000 07/01/33 29
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/34 23
Public Finance Authority Revenue Bonds
(Þ) 170 4.500 01/01/35 176
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/35 23
Public Finance Authority Revenue Bonds
(Þ) 115 5.000 12/01/35 131
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/36 34
Public Finance Authority Revenue Bonds
(µ) 280 4.000 07/01/37 317
Public Finance Authority Revenue Bonds
600 4.000 11/15/37 686
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/38 379

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/39 377
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/40 39
Public Finance Authority Senior Living Revenue Bonds
860 4.000 01/01/30 960
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(ae) 5,000 5.000 06/01/26 5,791
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000 07/01/22 6,361
Wisconsin Health and Educational Facilities Authority Revenue Bonds
50 4.000 03/15/30 57
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000 02/15/32 2,082
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000 02/15/33 1,294
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/34 1,787
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/35 1,782
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000 02/15/36 1,883
Wisconsin Health and Educational Facilities Authority Revenue Bonds
640 5.000 07/01/38 754
Wisconsin Health and Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 1.740 08/15/54 4,169
35,425
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625 07/15/39 4,392
County of Laramie Revenue Bonds
1,000 4.000 05/01/22 1,009
5,401
Total Municipal Bonds
(cost $3,052,097) 3,254,269
Short-Term Investments - 2.8%
U.S. Cash Management Fund (@) 95,334,440 (∞) 95,315
Total Short-Term Investments
(cost $95,316) 95,315
Total Investments - 98.8%
(identified cost $3,147,413) 3,349,584
Other Assets and Liabilities, Net - 1.2%
39,310
Net Assets - 100.0%
3,388,894

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.17 2,608
2,815
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 108.53 380
435
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
124
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.51 493
572
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106.34 1,063
1,159
Celebration Pointe Community Development District Special Assessment 05/16/17 175,000 100.36 176
177
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.25 273
282
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.15 4,707
6,541
City of Justin Special Assessment 03/27/18 455,000 100.00 455
474
City of Justin Special Assessment 03/27/18 910,000 100.00 910
1,038
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
335
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
708
City of Princeton Special Assessment 04/24/18 540,000 100.00 540
595
City of Princeton Special Assessment 10/02/20 250,000 101.76 254
258
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 101.16 1,836
1,850
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 102.90 1,981
2,024
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,800,000 100.00 1,800
1,816
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
914
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 108.00 108
112
Corkscrew Farms Community Development District Special Assessment 12/13/17 220,000 100.00 220
238
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
51
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
732
Dauphin County General Authority University Revenue Bonds 07/13/17 1,750,000 99.91 1,748
1,774
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 111.14 1,111
1,211
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.17 1,589
1,714
District of Columbia Revenue Bonds 01/29/21 250,000 114.29 286
286
Downtown Doral South Community Development District Special Assessment 09/10/18 310,000 100.00 310
320
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.36 60
64
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.80 35
36
East Bonita Beach Road Community Development District Special Assessment 08/29/18 70,000 100.00 70
72
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.82 339
366
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107.73 108
113
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.37 140
149
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113.76 114
120
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 103.06 232
254
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.48 804
918
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.72 151
172
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
463
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
718
Harmony West Community Development District Special Assessment 06/19/18 255,000 100.00 255
263
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
148
Hills Minneola Community Development District Special Assessment 07/16/20 220,000 100.00 220
224
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
362
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 315,000 100.00 315
325
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.12 309
338
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
592
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.46 532
578
Nevada Department of Business & Industry Revenue Bonds 08/31/17 185,000 100.00 185
187
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105.63 359
384
Nevada Department of Business & Industry Revenue Bonds 04/06/18 640,000 100.00 640
685
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 105.05 678
700
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.22 789
769
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 112.18 342
350
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 115.33 762
786
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 115.45 508
526
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 116.58 484
502
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.43 1,230
1,345
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
176
Public Finance Authority Revenue Bonds 12/03/20 115,000 112.20 129
131
Royse City Special Assessment 06/30/20 175,000 102.94 180
192
Royse City Special Assessment 07/15/20 155,000 100.00 155
159
Royse City Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
107
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.11 545
590
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.06 5,004
5,002
Timber Creek Community Development District Special Assessment 06/20/18 170,000 100.00 170
175

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
608
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.82 399
435
Village Community Development District No. 12 Special Assessment 03/16/18 1,490,000 100.00 1,490
1,621
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 102.96 731
771
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,487
52,721
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 1,405 USD 192,529 03/21
1,215
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,215
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 61,52 3 $ — $ — $ 61,52 3
Alaska
—
5,167 — — 5,167
Arizona
—
54,97 7 — — 54,97 7
Arkansas
—
15,368 — — 15,368
California
—
257,84 4 — — 257,84 4
Colorado
—
109,0 16 — — 109,0 16
Connecticut
—
80,44 2 — — 80,44 2
Delaware
—
9,32 9 — — 9,32 9
District of Columbia
—
25,65 7 — — 25,65 7
Florida
—
201,59 9 — — 201,59 9
Georgia
—
51, 198 — — 51, 198
Guam
—
62,007 — — 62,007
Hawaii
—
8,43 4 — — 8,43 4
Idaho
—
13,16 1 — — 13,16 1
Illinois
—
507,70 1 — — 507,70 1
Indiana
—
12,134 — — 12,134
Iowa
—
30,123 — — 30,123
Kansas
—
12,80 1 — — 12,80 1
Kentucky
—
32,382 — — 32,382
Louisiana
—
58,19 5 — — 58,19 5
Maine
—
4,566 — — 4,566
Maryland
—
19,33 4 — — 19,33 4
Massachusetts
—
34,47 8 — — 34,47 8
Michigan
—
135,90 3 — — 135,90 3
Minnesota
—
9,705 — — 9,705

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Mississippi
—
50,686 — — 50,686
Missouri
—
23, 799 — — 23, 799
Montana
—
7,14 9 — — 7,14 9
Nebraska
—
9,97 7 — — 9,97 7
Nevada
—
33,88 4 — — 33,88 4
New Hampshire
—
20,56 6 — — 20,56 6
New Jersey
—
171,03 4 — — 171,03 4
New Mexico
—
3,51 8 — — 3,51 8
New York
—
290,5 55 — — 290,5 55
North Carolina
—
34,47 6 — — 34,47 6
Ohio
—
68,59 4 — — 68,59 4
Oklahoma
—
20,50 7 — — 20,50 7
Oregon
—
9,887 — — 9,887
Pennsylvania
—
183,08 8 — — 183,08 8
Puerto Rico
—
69,48 6 — — 69,48 6
Rhode Island
—
9,19 5 — — 9,19 5
South Carolina
—
35,48 5 — — 35,48 5
South Dakota
—
1,521 — — 1,521
Tennessee
—
15,522 — — 15,522
Texas
—
212,43 4 — — 212,43 4
Utah
—
39,56 6 — — 39,56 6
Vermont
—
4,012 — — 4,012
Virgin Islands
—
8,917 — — 8,917
Virginia
—
16,11 1 — — 16,11 1
Washington
—
50,399 — — 50,399
West Virginia
—
10,03 1 — — 10,03 1
Wisconsin
—
35,425 — — 35,425
Wyoming
—
5,40 1 — — 5,40 1
Short-Term Investments — — — 95,315 95,315
Total Investments — 3,254,269 — 95,315 3,349,584
Other Financial Instruments
Assets
Futures Contracts 1,215 — — — 1,215
Total Other Financial Instruments
*
$ 1,215 $ — $ — $ — $ 1,215
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 2.6%
Corporate Bonds and Notes - 1.7%
AbbVie, Inc.
2.900% due 11/06/22 300 313
Broadcom, Inc.
Series WI
3.459% due 09/15/26 403 444
Celanese US Holdings LLC
4.625% due 11/15/22 300 321
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 465
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 607
CVS Health Corp.
Series 7YR
3.500% due 07/20/22 400 416
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 108
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 309
Mitsubishi Corp.
Series EMTN
2.625% due 07/14/22 300 309
NetApp, Inc.
3.250% due 12/15/22 500 520
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 105
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 205
Sabine Pass Liquefaction LLC
Series WI
6.250% due 03/15/22 100 105
4,227
International Debt - 0.7%
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 800 936
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 700 774
1,710
Mortgage-Backed Securities - 0.1%
Fannie Mae
30 Year TBA(Ï)
3.000% 100 105
Ginnie Mae REMICS
Series 2018-H15 Class FG
2.266% due 08/20/68 (USD 12 Month
LIBOR + 0.150%)(Ê) 227 225
330
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 219 246
Total Long-Term Investments
(cost $5,935) 6,513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 95.9%
Air Lease Corp.
2.500% due 03/01/21 300 300
ANR Pipeline Co.
9.625% due 11/01/21 200 213
Aviation Capital Group LLC
6.750% due 04/06/21 (Þ) 1,100 1,112
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 404
2.750% due 07/15/21 (Þ) 600 607
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 513
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 603
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 900 910
British Transco International Finance BV
0.796% due 11/04/21 500 497
Campbell Soup Co.
0.847% due 03/15/21 (USD 3 Month
LIBOR + 0.630%)(Ê) 700 700
3.300% due 03/15/21 400 401
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 415
CVS Health Corp.
0.950% due 03/09/21 (USD 3 Month
LIBOR + 0.720%)(Ê) 200 200
ERAC Finance LLC
4.500% due 08/16/21 (Þ) 200 204
2.600% due 12/01/21 (Þ) 700 712
Fresenius Medical Care Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,002
General Mills, Inc.
0.763% due 04/16/21 (USD 3 Month
LIBOR + 0.540%)(Ê) 800 801
General Motors Financial Co., Inc.
1.075% due 04/09/21 (USD 3 Month
LIBOR + 0.850%)(Ê) 300 300
Hewlett Packard Enterprise Co.
0.958% due 10/05/21 (USD 3 Month
LIBOR + 0.720%)(Ê) 600 600
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 614
Lloyds Banking Group PLC
1.039% due 06/21/21 (USD 3 Month
LIBOR + 0.800%)(Ê) 200 201
McDonald's Corp.
0.649% due 10/28/21 (USD 3 Month
LIBOR + 0.430%)(Ê) 300 301
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 916
Spirit AeroSystems , Inc.
1.017% due 06/15/21 (USD 3 Month
LIBOR + 0.800%)(Ê) 200 198
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.360% due 09/20/21 (Þ) 113 113
U.S. Cash Management Fund(@)(&) 104,826,317(∞) 104,805
United States Treasury Bills
0.029% due 02/04/21 (ç)(ž)(&) 13,800 13,800
0.039% due 02/11/21 (ç)(ž)(&) 4,800 4,800
0.080% due 02/18/21 (ç)(ž)(&) 6,700 6,700
0.105% due 02/25/21 (ç)(ž) 5,728 5,728
0.161% due 03/04/21 (ç)(ž)(&) 1,600 1,600
0.085% due 03/11/21 (ç)(ž) 800 800
0.079% due 03/18/21 (ž) 39,500 39,496
0.056% due 04/01/21 (ç)(ž) 1,900 1,900
0.062% due 04/08/21 (ž) 400 400
0.055% due 04/22/21 (ž) 500 500
0.058% due 04/29/21 (ž)(&) 25,000 24,996
0.063% due 05/06/21 (ž) 400 400
0.068% due 05/13/21 (ž) 300 300
0.074% due 05/20/21 (ž) 6,800 6,798
0.044% due 08/05/21 (ž) 5,300 5,299
Series WI
0.045% due 02/02/21 (ç)(ž) 1,000 1,000
0.079% due 02/09/21 (ç)(ž) 1,000 1,000
0.091% due 03/02/21 (ç)(ž)(&) 4,200 4,200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.055% due 03/16/21 (ç)(ž) 400 400
0.064% due 03/30/21 (ç)(ž) 1,000 1,000
0.045% due 04/20/21 (ž) 1,000 1,000
0.083% due 05/04/21 (ž) 1,800 1,800
0.073% due 05/18/21 (ž) 1,700 1,700
Series WI
0.625% due 04/06/21 (ž) 300 300
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 301
Zimmer Biomet Holdings, Inc.
0.989% due 03/19/21 (USD 3 Month
LIBOR + 0.750%)(Ê) 66 66
Total Short-Term Investments
(cost $243,820) 243,926
Total Investments - 98.5%
(identified cost $249,755) 250,439
Other Assets and Liabilities,
Net - 1.5%
3,867
Net Assets - 100.0%
254,306

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 335
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.9%
Aviation Capital Group LLC 04/23/19 1,100,000 101 . 12 1,107
1,112
Bayer US Finance II LLC 06/19/18 400,000 101.01 400
404
Bayer US Finance II LLC 07/26/18 600,000 101 . 09 598
607
BG Energy Capital PLC 04/12/18 500,000 10 2 . 51 502
513
BMW US Capital LLC 04/20/18 600,000 100 . 56 600
603
Crown Castle Towers LLC 04/10/18 600,000 101.03 595
607
ERAC Finance LLC 04/05/18 700,000 102.16 696
712
ERAC Finance LLC 03/22/19 200,000 101 . 65 201
204
Fresenius Medical Care Finance, Inc. 04/19/18 1,000,000 100. 1 8 1,001
1,002
Nissan Motor Acceptance Corp. 03/27/19 200,000 102 . 62 198
205
Seven & i Holdings Co., Ltd. 09/11/18 900,000 10 1 . 79 900
916
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 112,500 100. 88 113
113
Woodside Finance, Ltd. 04/25/18 300,000 100.2 5 301
301
7,299
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures 103 USD 5,067 03/21
182
Aluminum Futures 1 USD 50 05/21
(1)
Aluminum Futures 68 USD 3,376 06/21
(48)
Brent Crude Oil Futures 25 USD 1,376 02/21
37
Brent Crude Oil Futures 3 USD 164 03/21
(2)
Brent Crude Oil Futures 2 USD 107 07/21
(2)
Brent Crude Oil Futures 113 USD 5,965 10/21
606
Brent Crude Oil Futures 30 USD 1,566 01/22
262
Brent Crude Oil Futures 8 USD 401 10/24
(2)
California Carbon Allowance Vintage Futures 101 USD 1,861 12/21
48
Cocoa Futures 315 USD 7,794 05/21
(81)
Copper Futures 4 USD 356 05/21
(7)
Corn Futures 402 USD 11,006 05/21
1,609
Corn Futures 11 USD 245 12/21
(5)
Cotton No. 2 Futures 337 USD 13,791 05/21
578
Cotton No. 2 Futures 2 USD 83 07/21
6
Ethanol Futures — USD — 02/21
12
Ethanol Futures 24 USD 1,711 03/21
270
Ethanol Futures 3 USD 215 06/21
37
Gasoline RBOB Futures 77 USD 5,345 05/21
(80)
Gasoline RBOB Futures 4 USD 268 08/21
3
Gold 100oz Futures 1 USD 185 04/21
(3)
Henry Hub Natural Gas Futures 7 USD 50 02/22
4
Henry Hub Natural Gas Futures 9 USD 55 04/22
(4)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 01/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 02/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 03/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 04/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 05/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 06/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 07/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 08/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 09/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 10/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 11/23
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 12/23
—
ICE ECX Futures 3 EUR 99 12/21
(2)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Lead Futures 4 USD 202 03/21
17
Lead Futures 2 USD 101 05/21
(1)
Lead Futures 4 USD 203 06/21
(2)
Live Cattle Futures 12 USD 585 04/21
21
Low Sulphur Gasoil Futures 4 USD 181 04/21
6
Low Sulphur Gasoil Futures 29 USD 1,317 06/21
9
Low Sulphur Gasoil Futures 50 USD 2,279 12/21
379
Natural Gas Futures 5 EUR 62 03/21
1
Natural Gas Futures 1 EUR 12 05/21
(1)
Natural Gas Futures 7 USD 54 12/21
8
Natural Gas Futures 7 USD 53 01/22
7
Natural Gas Futures 9 USD 56 03/22
(3)
Natural Gas Futures 9 USD 56 05/22
(3)
Natural Gas Futures 9 USD 56 06/22
(2)
Natural Gas Futures 9 USD 57 07/22
(2)
Natural Gas Futures 9 USD 56 08/22
(2)
Natural Gas Futures 21 USD 360 09/22
(5)
Natural Gas Futures 7 USD 45 10/22
(1)
Natural Gas Futures 7 USD 48 11/22
2
New York Harbor ULSD Futures 1 USD 67 02/21
—
Nickel Futures 5 USD 530 03/21
32
Nickel Futures 3 USD 319 05/21
(6)
Nickel Futures 2 USD 213 06/21
(6)
Platinum Futures 64 USD 3,453 04/21
147
SGX Iron Ore Futures 7 USD 107 03/21
2
SGX Iron Ore Futures 12 USD 175 05/21
(12)
Silver Futures 2 USD 270 05/21
15
Soybean Futures 195 USD 13,329 05/21
1,706
Soybean Futures 1 USD 67 07/21
9
Soybean Meal Futures 167 USD 7,166 05/21
(198)
Soybean Meal Futures 2 USD 85 07/21
5
Soybean Oil Futures 93 USD 2,450 05/21
111
Soybean Oil Futures 4 USD 104 07/21
11
Sugar 11 Futures 5 USD 82 06/21
6
Sugar Futures 25 USD 545 04/21
29
Wheat Futures 51 USD 1,691 03/21
144
Wheat Futures 6 USD 192 05/21
6
Wheat Futures 7 USD 225 07/21
11
WTI Crude Oil Futures 15 USD 783 02/21
22
WTI Crude Oil Futures 6 USD 312 03/21
(6)
WTI Crude Oil Futures 20 USD 1,032 05/21
68
WTI Crude Oil Futures 6 USD 306 07/21
32
WTI Crude Oil Futures 34 USD 1,723 08/21
246
WTI Crude Oil Futures 26 USD 1,309 09/21
(9)
WTI Crude Oil Futures 98 USD 4,747 05/22
288
WTI Crude Oil Futures 6 USD 288 08/22
16
WTI Crude Oil Futures 27 USD 1,285 11/22
44
WTI Crude Oil Futures 2 USD 94 05/23
—
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 02/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 03/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 04/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 05/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 06/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 07/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 08/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 09/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 10/21
(1)
WTI Houston (Argus) vs. WTI Trade Month Futures 1 USD 1 11/21
(1)
Zinc Futures 10 USD 643 03/21
6
Zinc Futures 1 USD 65 05/21
(5)
Zinc Futures 7 USD 453 06/21
(31)
Short Positions
Aluminum Futures 103 USD 5,067 03/21
62
Aluminum Futures 4 USD 198 05/21
1
Aluminum Futures 13 USD 645 06/21
6
Brent Crude Oil Futures 12 USD 10 02/21
(2)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 337
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Brent Crude Oil Futures 12 USD 11 03/21
1
Brent Crude Oil Futures 100 USD 5,455 04/21
(802)
Brent Crude Oil Futures 58 USD 3,144 05/21
38
Brent Crude Oil Futures 2 USD 104 04/22
—
Brent Crude Oil Futures 17 USD 868 10/22
5
Brent Crude Oil Futures 63 USD 3,194 04/23
(123)
Brent Crude Oil Futures 10 USD 504 10/23
3
Coffee "C" Futures 30 USD 1,406 05/21
17
Coffee "C" Futures 1 USD 48 07/21
1
Copper Futures — USD — 03/21
(26)
Copper Futures 20 USD 1,778 05/21
17
Corn Futures 54 USD 1,477 03/21
(341)
Corn Futures 25 USD 684 05/21
(48)
Corn Futures 3 USD 80 07/21
(4)
Corn Futures 14 USD 329 09/21
6
Gasoline RBOB Futures 7 USD 456 02/21
(103)
Gasoline RBOB Futures 6 USD 417 03/21
2
Gold 100oz Futures 4 USD 740 04/21
(4)
Lead Futures 4 USD 202 03/21
2
Lean Hogs Futures 10 USD 307 04/21
(27)
Lean Hogs Futures 9 USD 314 06/21
(15)
Live Cattle Futures 2 USD 93 08/21
(1)
Low Sulphur Gasoil Futures 19 USD 867 09/21
(117)
Low Sulphur Gasoil Futures 14 USD 638 03/22
(94)
Low Sulphur Gasoil Futures 7 USD 318 06/22
(42)
Natural Gas Futures 10 EUR 147 02/21
(3)
Natural Gas Futures 5 GBP 70 03/21
(2)
Natural Gas Futures 15 USD 394 04/21
4
Natural Gas Futures 175 USD 4,695 05/21
186
Natural Gas Futures 5 EUR 69 12/21
(14)
Natural Gas Futures 5 EUR 62 01/22
(13)
Natural Gas Futures 5 EUR 68 02/22
(12)
Natural Gas Futures 17 EUR 357 03/22
2
Natural Gas Futures 5 EUR 58 04/22
(1)
Natural Gas Futures 5 EUR 55 05/22
1
Natural Gas Futures 5 EUR 58 06/22
—
Natural Gas Futures 5 EUR 57 07/22
—
Natural Gas Futures 5 EUR 55 08/22
1
Natural Gas Futures 5 EUR 61 09/22
(3)
Natural Gas Futures 5 EUR 61 10/22
(6)
Natural Gas Futures 5 EUR 64 11/22
(8)
New York Harbor ULSD Futures 6 USD 401 05/21
4
Nickel Futures 5 USD 530 03/21
(5)
Platinum Futures 37 USD 8,172 03/21
536
Silver Futures — USD — 03/21
(143)
Silver Futures 14 USD 1,887 05/21
17
Soybean Oil Futures 2 USD 53 05/21
(2)
Sugar 11 Futures 117 USD 1,976 04/21
(10)
Wheat Futures 4 USD 128 03/21
(13)
Wheat Futures 265 USD 8,779 05/21
(751)
WTI Crude Oil Futures 2 USD 104 02/21
(25)
WTI Crude Oil Futures 12 USD 623 04/21
(78)
WTI Crude Oil Futures 51 USD 2,633 05/21
(305)
WTI Crude Oil Futures 72 USD 3,580 11/21
(408)
WTI Crude Oil Futures 12 USD 593 12/21
(60)
WTI Crude Oil Futures 13 USD 639 01/22
5
WTI Crude Oil Futures 4 USD 196 02/22
(9)
WTI Crude Oil Futures 7 USD 326 11/23
(3)
WTI Crude Oil Futures 6 USD 277 11/24
1
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 02/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 03/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 04/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 05/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 06/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 07/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 08/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 09/21
—

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 10/21
—
WTI Midland (Argus) / WTI Trade Month Futures 1 USD 1 11/21
—
Zinc Futures 10 USD 643 03/21
47
Zinc Futures 2 USD 129 05/21
5
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,865
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bloomberg Commodity Index
Goldman Sachs
Call 8,139 90.00 USD 733 01/14/22
(18)
Bloomberg Commodity Index
JPMorgan Chase
Call 4,163 90.00 USD 375 01/18/22
(9)
Brent Crude Oil Futures
Goldman Sachs
Call 12 57.00 USD 684 03/17/21
(10)
Brent Crude Oil Futures
Goldman Sachs
Call 12 57.50 USD 690 03/17/21
(8)
Brent Crude Oil Futures
Goldman Sachs
Call 12 58.50 USD 702 03/17/21
(6)
Crude Oil Futures
Citigroup
Call 1 40.00 USD 40 11/16/21
(12)
Natural Gas Futures
Goldman Sachs
Put 1 12.00 EUR 9 03/26/21
—
Natural Gas Futures
Goldman Sachs
Put 1 13.00 EUR 9 03/26/21
—
Natural Gas Futures
Goldman Sachs
Call 1 18.00 EUR 13 03/26/21
(1)
Natural Gas Futures
Goldman Sachs
Call 1 19.00 EUR 14 03/26/21
(1)
Natural Gas Futures
Goldman Sachs
Put 1 12.00 EUR 9 04/26/21
—
Natural Gas Futures
Goldman Sachs
Put 1 13.00 EUR 10 04/26/21
—
Natural Gas Futures
Goldman Sachs
Call 1 18.00 EUR 13 04/26/21
(1)
Natural Gas Futures
Goldman Sachs
Call 1 19.00 EUR 14 04/26/21
(1)
Natural Gas Futures
Goldman Sachs
Put 1 12.00 EUR 9 05/26/21
—
Natural Gas Futures
Goldman Sachs
Put 1 13.00 EUR 9 05/26/21
—
Natural Gas Futures
Goldman Sachs
Call 1 18.00 EUR 13 05/26/21
(1)
Natural Gas Futures
Goldman Sachs
Call 1 19.00 EUR 14 05/26/21
(1)
WTI Crude Oil Futures
Goldman Sachs
Call 12 53.00 USD 636 02/17/21
(15)
WTI Crude Oil Futures
Goldman Sachs
Call 24 54.00 USD 1,296 02/17/21
(20)
Total Liability for Options Written (premiums received $110)
(104)
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Bloomberg Commodity Index Total
Return Goldman Sachs USD 199
Total Return on Underlying
Reference Entity
(5)
01/14/22 — (3) (3)
Bloomberg Commodity Index Total
Return JPMorgan Chase USD 5,038
Total Return on Underlying
Reference Entity
(1)
01/14/22 30 (8) 22
Bloomberg Commodity Index Total
Return JPMorgan Chase USD 94
Total Return on Underlying
Reference Entity
(5)
01/18/22 — — —
Bloomberg Commodity Index Total
Return Morgan Stanley USD 29,855
Total Return on Underlying
Reference Entity
(5)
03/15/21 — — —
Canadian Imperial Bank of
Commerce PIMCODB Commodity
Index
Canadian Imperial
Bank of Commerce USD 1,102
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 5 5
Cargill ( i ) JPMorgan Chase USD 61,268
Total Return on Underlying
Reference Entity
(1)
03/31/21 — — —
EUROBOBCO Calendar Swap
CAL21(¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
EUROBOBCO Calendar Swap
CAL21(¥) JPMorgan Chase USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/21 (36) 17 (19)
EUROBOBCO Calendar Swap
CAL21(¥) Macquarie USD 36
Total Return on Underlying
Reference Entity
(5)
12/31/21 (29) 34 5

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 339
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
EUROBOBCO Calendar Swap
CAL21(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 3 3
European Refined Margin Calendar
Swap CAL21(¥) BNP Paribas USD 39
Total Return on Underlying
Reference Entity
(5)
03/31/21 (37) 10 (27)
European Refined Margin Calendar
Swap CAL21(¥) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 (3) 2 (1)
European Refined Margin Calendar
Swap CAL21(¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap CAL21(¥) JPMorgan Chase USD 14
Total Return on Underlying
Reference Entity
(5)
12/31/21 (10) 5 (5)
European Refined Margin Calendar
Swap CAL21(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 8 8
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap CAL21(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 4 4
Gold Commodity Calendar Swap
March 2021(¥) Bank of America USD 2
Total Return on Underlying
Reference Entity
(5)
03/30/21 — (8) (8)
Gold Commodity Calendar Swap
March 2021(¥) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
03/25/21 — (11) (11)
Goldman Sachs CMDSKEWLS
Commodity Index Goldman Sachs USD 1,088
Total Return on Underlying
Reference Entity
(1)
02/16/21 — 26 26
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (4) (4)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 (2) (8) (10)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Goldman Sachs USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 28 28
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21(¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
JPMorgan JMABFNJ2 Commodity
Index JPMorgan Chase USD 1,124
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 23 23
JPMorgan JMABNIC2 Commodity
Index JPMorgan Chase USD 2,459
Total Return on Underlying
Reference Entity
(1)
02/16/21 — (22) (22)
Kansas Wheat Commodity Calendar
Swap April 2021(¥) Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
04/23/21 — 21 21
Kansas Wheat Commodity Calendar
Swap April 2021(¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
04/23/21 — 2 2
Kansas Wheat Commodity Calendar
Swap February 2021(¥) Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
04/23/21 — 7 7
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 4 4
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2021(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Macquarie USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/22 1 2 3
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 1 1
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 2 2
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap
December 2022(¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 2 2
London Gold Market Fixing Ltd.
Index Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
03/30/21 — (50) (50)
London Gold Market Fixing Ltd.
Index Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
03/30/21 — 6 6
London Gold Market Fixing Ltd.
Index Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
03/30/21 — (22) (22)
London Gold Market Fixing Ltd.
Index Bank of America USD 1
Total Return on Underlying
Reference Entity
(5)
03/30/21 — (6) (6)
London Gold Market Fixing Ltd.
Index BNP Paribas USD 269
Total Return on Underlying
Reference Entity
(5)
05/13/21 — 4 4
London Gold Market Fixing Ltd.
Index
Canadian Imperial
Bank of Commerce USD —
Total Return on Underlying
Reference Entity
(5)
03/30/21 — (20) (20)
London Gold Market Fixing Ltd.
Index JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
03/30/21 — — —
London Gold Market Fixing Ltd.
Index JPMorgan Chase USD —
Total Return on Underlying
Reference Entity
(5)
11/29/22 — (6) (6)
Macquarie PIMCODB Commodity
Index (ii) Macquarie USD 3,594
Total Return on Underlying
Reference Entity
(1)
02/16/21 — (19) (19)
MEHCO (Huston/Brent) Calendar
Swap CAL21(¥) JPMorgan Chase USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 5 5
MEHCO (Huston/Brent) Calendar
Swap CAL21(¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 6 6
MEHCO (Huston/Brent) Calendar
Swap CAL21(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
MEHCO (Huston/Brent) Calendar
Swap CAL22(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 1 1
MEHCO (Huston/Brent) Calendar
Swap CAL22(¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/22 — — —
MEHMIDCAL Calendar Swap
CAL21(¥) Citigroup USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (14) (14)
MEHMIDCAL Calendar Swap
CAL21(¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
Russell 1000 Index Total Return
(iii) Bank of America USD 15,277
Total Return on Underlying
Reference Entity
(5)
02/26/21 — — —
ULSD Co. 2H20 BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (4) (4)
ULSD Co. 2H20 Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 3 3
ULSD Co. CAL21 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
ULSD Co. CAL21 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (2) (2)
Wheat Commodity Calendar Swap
April 2021(¥) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
04/23/21 — (3) (3)
Wheat Commodity Calendar Swap
April 2021(¥) JPMorgan Chase USD 60
Total Return on Underlying
Reference Entity
(5)
04/23/21 — — —

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 341
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Wheat Commodity Calendar Swap
April 2021(¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
04/23/21 — (18) (18)
Wheat Commodity Calendar Swap
April 2021(¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
04/23/21 — — —
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (53) (53)
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (100) (100)
Wheat Commodity Calendar Swap
February 2021(¥) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (132) (132)
Wheat Commodity Calendar Swap
February 2021(¥) JPMorgan Chase USD 60
Total Return on Underlying
Reference Entity
(5)
02/19/21 — (65) (65)
Short
Bloomberg Commodity Index 1
Month Forward Index (iv) Goldman Sachs USD 18,178 3 Month Treasury Bill
(5)
02/16/21 — (90) (90)
Bloomberg Commodity Index Total
Return (v) BNP Paribas USD 18,196 3 Month Treasury Bill
(5)
02/16/21 — (81) (81)
Bloomberg Commodity Index Total
Return BNP Paribas USD 4,163 3 Month Treasury Bill
(5)
02/16/21 — (18) (18)
Bloomberg Commodity Index Total
Return Credit Suisse USD 9,311 3 Month Treasury Bill
(5)
02/16/21 — (41) (41)
Bloomberg Commodity Index Total
Return Goldman Sachs USD 10,997 3 Month Treasury Bill
(5)
02/16/21 — (49) (49)
Bloomberg Commodity Index Total
Return Macquarie USD 7,145 3 Month Treasury Bill
(5)
02/16/21 — (32) (32)
Bloomberg Commodity Index Total
Return (vi) Societe Generale USD 31,933 3 Month Treasury Bill
(5)
02/16/21 — (181) (181)
Total Open Total Return Swap Contracts (å) (86) (840) (926)
(
¥
)   Cash
flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty
.
( i ) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum, High Grade (LME) March 2021 3.3 $ 2,509
Cocoa March 2021 0.0 16
Cocoa-London May 2021 1.5 1,141
Coffee September 2021 2.4 1,787
Copper (CMX) September 2021 4.3 3,197
Corn December 2021 4.5 3,339
Corn March 2021 54.3 40,689
Cotton March 2021 6.6 4,959
Cotton May 2021 23.2 17,391
Crude Oil / Global Spot May 2021 5.7 4,275
Crude Oil March 2021 6.9 5,168
Gas-Oil-Petroleum March 2021 2.2 1,673
Gold August 2021 11.6 8,717
Heating Oil March 2021 1.8 1,343

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Commodity Strategies Fund
Lean Hogs August 2021 1.8 1,322
Live Cattle February 2021 0.3 242
Live Cattle June 2021 3.2 2,399
Natural Gas March 2021 6.3 4,743
Nickel (LME) April 2021 2.1 1,592
RBOB Unleaded Gas March 2021 1.9 1,435
Silver May 2021 3.6 2,695
Soybean Meal September 2021 2.6 1,975
Soybean Oil March 2021 13.4 10,040
Soybeans March 2021 9.4 7,023
Soybeans November 2021 19.1 14,288
Soybeans September 2021 4.2 3,179
Sugar-New York May 2021 2.4 1,773
Wheat (CBOT) July 2021 2.4 1,768
Wheat (KCBT) July 2021 1.4 1,022
Zinc, Special High Grade (LME) May 2021 2.4 1,809
Total Long Futures Contracts
$ 153,509
Short Futures Contracts
Cocoa March 2021 (6.7) $ (5,056)
Cocoa-London March 2021 (1.6) (1,183)
Corn March 2021 (46.4) (34,750)
Cotton July 2021 (22.1) (16,556)
Soybeans March 2021 (16.4) (12,289)
Soybeans November 2021 (11.4) (8,573)
Total Short Futures Contracts
$ (78,407)
Embedded Management Fees
(0.2) $ (161)
Total Notional Amount (^)
$ 74,941
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^)  The Cargil l swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap .
(ii) The Macquarie PIMCODB Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum July 2021 3.4 $ 121
Aluminum March 2021 3.8 137
Brent Oil July 2021 3.4 123
Cocoa July 2021 2.4 86
Cocoa March 2021 0.3 12
Copper July 2021 3.9 139
Copper March 2021 9.0 323
Corn July 2021 9.8 351

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 343
Corn March 2021 2.2 80
Cotton July 2021 6.4 229
Cotton March 2021 1.3 47
Crude Oil July 2021 5.9 213
Gas Oil July 2021 4.8 173
Gold April 2021 4.1 147
Gold June 2021 3.9 139
Heating Oil July 2021 1.8 63
Kansas Wheat July 2021 3.1 111
Kansas Wheat March 2021 0.6 23
Lean Hogs June 2021 1.3 47
Natural Gas (NYMEX) July 2021 2.3 82
Nickel July 2021 3.4 121
Nickel March 2021 4.8 174
Platinum April 2021 5.1 185
Silver July 2021 2.3 82
Silver March 2021 4.6 167
Soybean Meal July 2021 3.4 122
Soybean Meal March 2021 0.2 8
Soybeans July 2021 3.0 108
Soybeans March 2021 0.7 25
Soybeans Oil July 2021 3.5 126
Soybeans Oil March 2021 1.4 51
Sugar July 2021 6.0 216
Sugar March 2021 0.6 20
Unleaded Gasoline July 2021 8.6 308
Wheat July 2021 3.8 138
Wheat March 2021 0.4 16
Zinc March 2021 7.6 273
Total Long Futures Contracts
$ 4,786
Cash**
(33.1) (1,192)
Total Notional Amount
$ 3,594
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(**)  This balance represents the (over)/underweight leverage embedded within the index and is included in order to reconcile the basket constituents to the stated notional amount .
(iii) The Russell 1000 Index Total Return seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil July 2021 10.5 $ 1,590
Copper July 2021 3.9 591
Copper May 2021 3.9 591
Corn July 2021 4.5 687
Corn May 2021 4.5 687
Cotton July 2021 1.1 174
Cotton May 2021 1.1 174

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Commodity Strategies Fund
Crude Oil July 2021 6.3 964
Crude Oil May 2021 6.3 964
Gold June 2021 14.0 2,121
Heating Oil July 2021 1.6 247
Heating Oil May 2021 1.6 247
Kansas Wheat July 2021 1.2 190
Kansas Wheat May 2021 1.2 190
Lean Hogs June 2021 2.8 434
Live Cattle June 2021 0.1 22
Nickel July 2021 2.0 305
Nickel May 2021 2.0 305
Soybean Meal July 2021 2.7 414
Soybean Meal May 2021 2.7 414
Soybeans July 2021 4.4 671
Soybeans May 2021 4.4 671
Soybeans Oil July 2021 2.4 370
Soybeans Oil May 2021 2.4 370
Sugar July 2021 2.3 344
Sugar May 2021 2.3 344
Unleaded Gasoline July 2021 1.7 262
Unleaded Gasoline May 2021 1.7 262
Wheat July 2021 2.2 336
Wheat May 2021 2.2 336
Total Long Futures Contracts
$ 15,277
Total Notional Amount
$ 15,277
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(iv) The Bloomberg BCOMF1TC Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum March 2021 4.0 $ 737
Brent Oil May 2021 6.9 1,250
Coffee March 2021 2.8 503
Copper March 2021 5.2 939
Corn March 2021 6.2 1,120
Cotton March 2021 1.5 276
Crude Oil March 2021 8.3 1,512
Gas Oil May 2021 2.7 490
Gold April 2021 14.1 2,563
Heating Oil March 2021 2.1 391
Kansas Wheat March 2021 1.7 303
Lean Hogs April 2021 1.9 346
Live Cattle April 2021 4.0 738
Natural Gas (NYMEX) May 2021 7.8 1,425
Nickel March 2021 2.6 480

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 345
Silver March 2021 4.3 778
Soybean Meal March 2021 3.6 649
Soybeans March 2021 5.9 1,065
Soybeans Oil March 2021 3.2 589
Sugar March 2021 3.0 549
Unleaded Gasoline March 2021 2.3 412
Wheat March 2021 3.0 539
Zinc March 2021 2.9 524
Total Long Futures Contracts
$ 18,178
Total Notional Amount
$ 18,178
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(v) The BNP Paribas Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum March 2021 4.0 $ 739
Brent Oil May 2021 6.9 1,255
Coffee March 2021 2.8 504
Copper March 2021 5.2 942
Corn March 2021 6.2 1,123
Cotton March 2021 1.5 277
Crude Oil March 2021 8.3 1,517
Gas Oil March 2021 2.7 490
Gold April 2021 14.1 2,570
Heating Oil March 2021 2.2 392
Kansas Wheat March 2021 1.7 304
Lean Hogs April 2021 1.9 347
Live Cattle April 2021 4.0 740
Natural Gas (NYMEX) March 2021 7.7 1,396
Nickel March 2021 2.6 481
Silver March 2021 4.3 780
Soybean Meal March 2021 3.6 651
Soybeans March 2021 5.9 1,068
Soybeans Oil March 2021 3.2 591
Sugar March 2021 3.0 550
Unleaded Gasoline March 2021 2.3 413
Wheat March 2021 3.0 541
Zinc March 2021 2.9 525
Total Long Futures Contracts
$ 18,196
Total Notional Amount
$ 18,196
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Commodity Strategies Fund
(vi) The Societe Generale Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum March 2021 4.1 $ 1,298
Brent Oil May 2021 6.9 2,201
Coffee March 2021 2.8 885
Copper March 2021 5.2 1,653
Corn March 2021 6.2 1,970
Cotton March 2021 1.5 487
Crude Oil March 2021 8.3 2,662
Gas Oil March 2021 2.7 860
Gold April 2021 14.1 4,511
Heating Oil March 2021 2.1 689
Kansas Wheat March 2021 1.7 534
Lean Hogs April 2021 1.9 610
Live Cattle April 2021 4.1 1,298
Natural Gas (NYMEX) March 2021 7.7 2,450
Nickel March 2021 2.6 844
Silver March 2021 4.3 1,369
Soybean Meal March 2021 3.6 1,143
Soybeans March 2021 5.9 1,873
Soybeans Oil March 2021 3.2 1,037
Sugar March 2021 3.0 965
Unleaded Gasoline March 2021 2.2 725
Wheat March 2021 3.0 949
Zinc March 2021 2.9 920
Total Long Futures Contracts
$ 31,933
Total Notional Amount
$ 31,933
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 4,227 $ —
$ —
$ 4,227
International Debt — 1,710 —
—
1,710
Mortgage-Backed Securities — 330 —
—
330
United States Government Treasuries — 246 —
—
246
Short-Term Investments — 139,121 —
104,805
243,926
Total Investments — 145,634 — 104,805 250,439

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 347
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Other Financial Instruments
Assets
Futures Contracts 8,030 — — — 8,030
Total Return Swap Contracts — 202 — — 202
Liabilities
Futures Contracts (4,165) — — — (4,165)
Options Written (104) — — — (104)
Total Return Swap Contracts — (1,128) — — (1,128)
Total Other Financial Instruments
*
$ 3,761 $ (926) $ — $ — $ 2,835
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Global Infrastructure Fund
4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Australia - 8.9%
APA Group 16,517 123
Atlas Arteria, Ltd. 153,558 739
Aurizon Holdings, Ltd. 344,831 971
AusNet Services(Æ) 138,731 183
NEXTDC, Ltd.(Æ) 23,177 204
Qube Holdings, Ltd. 499,975 1,084
Spark Infrastructure Group 45,669 77
Sydney Airport(Æ) 410,397 1,787
Transurban Group - ADR(Æ) 682,162 6,874
12,042
Austria - 0.1%
Flughafen Wien AG(Æ) 4,867 166
Verbund AG Class A 297 27
193
Belgium - 0.2%
Elia System Operator SA 2,069 249
Brazil - 0.3%
Alupar Investimento SA 19,820 93
Neoenergia SA(Æ) 35,800 118
Omega Geracao SA(Æ) 15,500 114
Transmissora Alianca de Energia
Eletrica SA 9,361 55
380
Canada - 8.9%
Brookfield Infrastructure Partners, LP 2,004 105
Brookfield Renewable Partners, LP 1,792 81
Canadian National Railway Co. 3,978 402
Canadian Pacific Railway, Ltd. 1,132 381
Emera , Inc. 13,128 549
Enbridge, Inc. 131,946 4,433
Gibson Energy, Inc. 19,771 299
Pembina Pipeline Corp. 80,360 2,115
TC Energy Corp.(Æ) 83,333 3,572
Westshore Terminals Investment Corp. 9,950 125
12,062
China - 2.5%
China Everbright International, Ltd. 92,000 52
China Gas Holdings, Ltd. 164,200 584
China Resources Gas Group, Ltd. 30,000 150
COSCO SHIPPING Ports, Ltd. 214,000 152
ENN Energy Holdings, Ltd. 18,618 288
GDS Holdings, Ltd. - ADR(Æ) 237 25
Guangdong Investment, Ltd. 481,643 843
Jiangsu Expressway Co., Ltd. Class H 854,685 990
Zhejiang Expressway Co., Ltd. Class H 340,000 275
3,359
Denmark - 0.7%
Orsted A/S Class A(Þ) 5,035 951
France - 8.3%
Aeroports de Paris(Æ) 18,162 2,090
Eiffage SA 21,330 1,936
Engie SA 67,713 1,052
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Getlink SE 168,957 2,606
Rubis SCA 24,437 1,106
SUEZ SA 2,050 42
Veolia Environnement SA 2,609 70
Vinci SA 25,120 2,331
11,233
Germany - 1.4%
E.ON SE 104,414 1,106
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 3,975 216
RWE AG 14,129 608
1,930
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 36,511 195
CLP Holdings, Ltd. 51,345 481
HKBN, Ltd. 88,000 127
803
India - 0.1%
Power Grid Corp. of India, Ltd. 45,553 114
Italy - 6.2%
ACEA SpA 2,047 41
ASTM SpA (Æ) 15,344 341
Atlantia SpA (Æ) 226,769 3,602
Enav SpA (Þ) 45,436 192
Enel SpA 164,805 1,636
Hera SpA 169,206 592
Infrastrutture Wireless Italiane SpA (Þ) 61,540 662
Iren SpA - ADR 53,754 133
Italgas SpA 41,447 249
Snam Rete Gas SpA 39,362 207
Terna Rete Elettrica Nazionale SpA 102,543 745
8,400
Japan - 1.3%
East Japan Railway Co. 7,168 485
Kamigumi Co., Ltd. 24,413 436
Tokyo Gas Co., Ltd. 13,200 289
West Japan Railway Co. 9,200 500
1,710
Mexico - 3.2%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 55,000 325
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 11,294 527
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 25,872 261
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 11,754 1,173
Grupo Aeroportuario del Sureste SAB de
CV Class B 88,874 1,398
Infraestructura Energetica Nova SAB de
CV(Æ) 13,300 48
Promotora y Operadora de
Infraestructura SAB de CV 79,867 600

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV Class L 6,548 32
4,364
Netherlands - 0.2%
Koninklijke Vopak NV 5,199 263
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 435,963 2,325
Port of Tauranga, Ltd. 66,452 360
2,685
Philippines - 0.3%
Converge ICT Solutions, Inc.(Æ) 408,600 132
International Container Terminal
Services, Inc. 90,835 224
356
Portugal - 0.2%
Energias de Portugal SA 49,670 310
REN - Redes Energeticas Nacionais
SGPS SA 14,743 42
352
Singapore - 0.3%
Keppel DC REIT(Æ)(ö) 39,000 87
NetLink NBN Trust 363,272 261
Parkway Life Real Estate Investment
Trust(Æ)(ö) 34,117 107
455
Spain - 8.4%
Abertis Infraestructuras SA(Æ)(Š) 90,641 606
Aena SME SA(Þ) 42,441 6,511
Atlantica Yield PLC 2,310 96
Cellnex Telecom SA(Þ) 17,638 1,033
EDP Renovaveis SA 9,060 247
Enagas SA 7,923 175
Endesa SA - ADR 7,595 194
Ferrovial SA 23,936 574
Iberdrola SA 133,053 1,804
Red Electrica Corp. SA 6,103 116
11,356
Switzerland - 1.8%
Flughafen Zurich AG(Æ) 15,205 2,498
Thailand - 0.1%
Airports of Thailand PCL 66,500 131
United Kingdom - 3.3%
Biffa PLC(Æ)(Þ) 32,181 101
National Grid PLC 87,803 1,021
National Grid PLC - ADR 4,451 259
Pennon Group PLC 15,192 194
Scottish & Southern Energy PLC 87,491 1,776
Severn Trent PLC Class H 28,273 895
Signature Aviation PLC(Æ) 38,648 218
4,464
United States - 36.1%
Alliant Energy Corp. 33,219 1,616
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ameren Corp. 90 7
American Electric Power Co., Inc. 244 20
American Tower Corp.(ö) 11,299 2,569
American Water Works Co., Inc. 4,541 722
Americold Realty Trust(ö) 5,113 178
Avangrid , Inc. 560 26
Avista Corp. 8,486 318
Casella Waste Systems, Inc. Class A(Æ) 3,036 174
CenterPoint Energy, Inc. 58,710 1,238
Cheniere Energy, Inc.(Æ) 39,469 2,500
Clearway Energy, Inc.(Æ) 13,852 429
CMS Energy Corp. 2,558 145
Crown Castle International Corp.(ö) 3,398 541
CSX Corp. 6,894 591
CyrusOne , Inc.(ö) 6,311 460
Digital Realty Trust, Inc.(ö) 1,636 236
Dominion Energy, Inc. 43,306 3,157
DTE Energy Co. 2,205 262
Duke Energy Corp. 10,545 991
Edison International 710 41
Entergy Corp. 4,645 443
Enterprise Products Partners, LP 98,634 1,995
Equinix , Inc.(Æ)(ö) 177 131
Equitrans Midstream Corp. 20,470 136
Essential Utilities, Inc. 8,092 375
Evergy , Inc. 13,516 726
Eversource Energy(Æ) 15,263 1,336
Exelon Corp. 34,602 1,438
FirstEnergy Corp. 24,977 768
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 825 49
Kansas City Southern 2,973 603
Kinder Morgan, Inc. 87,849 1,237
Macquarie Infrastructure Corp. 20,073 558
Magellan Midstream Partners, LP 33,557 1,492
Medical Properties Trust, Inc.(ö) 11,954 252
NextEra Energy, Inc. 92,883 7,513
NiSource, Inc. 34,913 773
Norfolk Southern Corp. 2,706 640
NorthWestern Corp. 3,540 193
ONEOK, Inc. 17,220 686
Pinnacle West Capital Corp. 4,050 305
Plains GP Holdings, LP Class A(Æ) 5,248 45
PNM Resources, Inc. 295 14
Portland General Electric Co. 17,995 761
PPL Corp. 1,814 50
Public Service Enterprise Group, Inc. 10,607 599
QTS Realty Trust, Inc. Class A(Ñ)(ö) 1,850 120
Republic Services, Inc. Class A 2,093 189
SBA Communications Corp.(ö) 5,559 1,494
Sempra Energy 6,926 857
Southern Co. (The) 23,847 1,405
Targa Resources Corp. 3,563 98
UGI Corp. 20,720 746
Union Pacific Corp. 2,012 397
Waste Connections, Inc. 3,248 320
Waste Management, Inc. 1,559 174
WEC Energy Group, Inc.(Æ) 1,508 134
Williams Cos., Inc. (The) 67,331 1,429

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 35,941 2,300
49,002
Total Common Stocks
(cost $101,456) 129,352
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 5,894,694 (∞) 5,894
Total Short-Term Investments
(cost $5,894) 5,894
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 41,738 (∞) 42
Total Other Securities
(cost $42) 42
Total Investments - 99.8%
(identified cost $107,392) 135,288
Other Assets and Liabilities, Net
- 0.2%
327
Net Assets - 100.0%
135,615

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 351
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
7.0%
Aena SME SA 02/11/15 EUR 42,441 98 .22 4,169
6,511
Biffa PLC 06/19/20 GBP 32,181 2 .61 84
101
Cellnex Telecom SA 03/20/19 EUR 17,638 42 .62 752
1,033
Enav SpA 06/07/17 EUR 45,436 4 .24 192
192
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 61,540 8 .56 527
662
Orsted A/S 08/15/19 DKK 5,035 123 .17 620
951
9,450
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 46 EUR 1,600 03/21
(61)
S&P Energy Select Sector Index Futures 22 USD 897 03/21
(73)
S&P Utilities Select Sector Index Futures 27 USD 1,690 03/21
(5)
SPI 200 Index Futures 8 AUD 1,308 03/21
(17)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(156)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 753 USD 567 03/17/21 (8)
Bank of America EUR 398 USD 485 03/17/21 1
Bank of New York USD 404 AUD 541 03/17/21 9
Bank of New York USD 533 EUR 440 03/17/21 1
BNP Paribas EUR 248 USD 303 03/17/21 2
Citigroup USD 727 EUR 600 03/17/21 2
Citigroup EUR 493 USD 605 03/17/21 6
Royal Bank of Canada USD 374 AUD 488 03/17/21 (1)
Royal Bank of Canada USD 405 AUD 541 03/17/21 9
Royal Bank of Canada USD 264 EUR 217 03/17/21 (1)
Royal Bank of Canada USD 534 EUR 440 03/17/21 —
Royal Bank of Canada USD 1,108 EUR 900 03/17/21 (15)
Royal Bank of Canada CAD 107 USD 84 02/02/21 —
Royal Bank of Canada EUR 162 USD 199 03/17/21 2
Royal Bank of Canada EUR 264 USD 326 03/17/21 5
Standard Chartered EUR 166 USD 204 03/17/21 3
Standard Chartered EUR 220 USD 267 03/17/21 (1)
State Street USD 525 AUD 682 03/17/21 (3)
State Street USD 1,130 EUR 931 03/17/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
11

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 12,042 $ —
$ —
$ 12,042
Austria — 193 —
—
193
Belgium — 249 —
—
249
Brazil 380 — —
—
380
Canada 12,062 — —
—
12,062
China 25 3,334 —
—
3,359
Denmark — 951 —
—
951
France — 11,233 —
—
11,233
Germany — 1,930 —
—
1,930
Hong Kong — 803 —
—
803
India — 114 —
—
114
Italy — 8,400 —
—
8,400
Japan — 1,710 —
—
1,710
Mexico 4,364 — —
—
4,364
Netherlands — 263 —
—
263
New Zealand — 2,685 —
—
2,685
Philippines — 356 —
—
356
Portugal — 352 —
—
352
Singapore — 455 —
—
455
Spain 96 10,654 606
—
11,356
Switzerland — 2,498 —
—
2,498
Thailand — 131 —
—
131
United Kingdom 259 4,205 —
—
4,464
United States 49,002 — —
—
49,002
Short-Term Investments — — — 5,894 5,894
Other Securities — — — 42 42
Total Investments 66,188 62,558 606 5,936 135,288
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 40 —
—
40
Liabilities
Futures Contracts (156) — —
—
(156)
Foreign Currency Exchange Contracts — (29) —
—
(29)
Total Other Financial Instruments
*
$ (156) $ 11 $ — $ — $ (145)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 353
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
20,376
Alternative Carriers ................................................................
261
Construction & Engineering ....................................................
4,841
Electric Utilities .....................................................................
29,702
Environmental & Facilities Services .......................................
1,010
Gas Utilities ............................................................................
3,965
Healthcare ..............................................................................
359
Highways & Railtracks ...........................................................
16,059
Industrial ................................................................................
784
Integrated Telecommunication Services ..................................
1,954
Internet Services & Infrastructure ...........................................
229
Marine Ports & Services .........................................................
2,381
Multi-Utilities .........................................................................
12,754
Oil & Gas Storage & Transportation ........................................
20,300
Railroads ................................................................................
4,970
Renewable Electricity .............................................................
691
Specialty .................................................................................
5,687
Water Utilities .........................................................................
3,029
Short-Term Investments ..........................................................
5,894
Other Securities ......................................................................
42
Total Investments .................................................................... 135,288

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.3%
Australia - 3.8%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 348,974 3,621
Goodman Group(ö) 160,999 2,170
GPT Group (The)(ö) 778,989 2,561
Growthpoint Properties Australia, Ltd.(ö) 238,160 580
Mirvac Group(ö) 3,767,004 6,816
Scentre Group(ö) 849,270 1,760
Stockland(ö) 37,537 127
Vicinity Centres (Æ)(ö) 1,040,929 1,212
Waypoint REIT, Ltd.(Æ)(ö) 689,966 1,352
20,199
Austria - 0.3%
CA Immobilien Anlagen AG 35,895 1,545
Belgium - 1.1%
Aedifica (ö) 25,054 3,030
VGP NV 9,393 1,540
Warehouses De Pauw CVA(ö) 34,371 1,233
5,803
Canada - 1.8%
Allied Properties Real Estate Investment
Trust(ö) 55,817 1,584
Canadian Apartment Properties(ö) 104,524 4,185
Granite Real Estate Investment Trust(ö) 44,630 2,614
RioCan Real Estate Investment Trust(ö) 110,813 1,476
9,859
China - 0.2%
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 11,635 1,205
France - 2.1%
Argan SA(ö) 12,207 1,305
Covivio (ö) 17,988 1,480
Gecina SA(ö) 31,609 4,506
ICADE(ö) 18,273 1,312
Klepierre SA - GDR(Ñ)(ö) 103,118 2,482
11,085
Germany - 6.0%
Alstria Office REIT-AG(ö) 209,520 3,615
Deutsche Wohnen SE 202,549 10,043
Instone Real Estate Group AG(Æ)(Þ) 76,127 1,934
Vonovia SE 242,737 16,257
31,849
Hong Kong - 5.7%
CK Asset Holdings, Ltd. 745,500 3,780
ESR Cayman, Ltd.(Æ)(Þ) 428,600 1,529
Hang Lung Properties, Ltd. - ADR 1,002,000 2,665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Link Real Estate Investment Trust(ö) 1,002,900 8,841
New World Development Co., Ltd. 84,000 393
Sun Hung Kai Properties, Ltd. 557,500 7,675
SUNeVision Holdings, Ltd. 301,000 271
Swire Properties, Ltd. 482,400 1,410
Wharf Real Estate Investment Co., Ltd. 747,000 3,984
30,548
Japan - 11.4%
Activia Properties, Inc.(ö) 1,170 4,676
Daibiru Corp. 147,900 1,688
Daiwa House REIT Investment Corp.(ö) 142 382
Daiwa Securities Living Investments
Corp.(ö) 1,841 1,765
Global One Real Estate Investment
Corp.(ö) 2,162 2,254
GLP J- Reit (Æ)(ö) 1,837 2,901
Hulic REIT, Inc.(ö) 2,066 3,140
Japan Prime Realty Investment Corp.(ö) 450 1,589
Japan Retail Fund Investment Corp.(ö) 1,559 2,973
Kenedix Retail REIT Corp.(ö) 1,048 2,540
Mitsubishi Estate Co., Ltd. 483,300 7,713
Mitsui Fudosan Co., Ltd. 489,300 10,053
Mitsui Fudosan Logistics Park, Inc.(ö) 284 1,421
Mori Trust Hotel REIT, Inc.(ö) 2,147 2,409
Mori Trust Sogo REIT, Inc.(ö) 1,367 1,807
Nippon Building Fund, Inc.(ö) 512 3,094
Nippon REIT Investment Corp.(ö) 367 1,303
Nomura Real Estate Master Fund, Inc.(ö) 1,494 2,271
Sumitomo Realty & Development Co.,
Ltd. 58,500 1,775
Tokyu Fudosan Holdings Corp. 557,300 3,164
United Urban Investment Corp.(ö) 1,169 1,593
60,511
Macao - 0.2%
Sands China, Ltd. 331,600 1,347
Netherlands - 0.9%
Unibail - Rodamco -Westfield(Ñ)(ö) 56,328 4,749
Norway - 0.0%
Entra ASA(Þ) 7,747 172
Singapore - 3.2%
Ascendas India Trust 815,800 925
Ascendas Real Estate Investment
Trust(ö) 475,900 1,103
CapitaLand Integrated Commercial Trust
Class A(ö) 3,460,900 5,543
CapitaLand, Ltd. 988,100 2,375
City Developments, Ltd. 272,500 1,481

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Frasers Logistics & Commercial Trust(ö) 257,700 278
Keppel DC REIT(Æ)(ö) 655,600 1,468
Keppel REIT(Æ)(ö) 422,200 386
Mapletree Industrial Trust(Æ)(ö) 532,300 1,151
Mapletree Logistics Trust(Æ)(ö) 138,800 207
Parkway Life Real Estate Investment
Trust(Æ)(ö) 631,002 1,971
16,888
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 79,589 879
Inmobiliaria Colonial Socimi SA(ö) 205,480 1,978
2,857
Sweden - 2.6%
Castellum AB 196,760 4,730
Catena AB 30,937 1,444
Fabege AB 181,031 2,703
Fastighets AB Balder Class B(Æ) 94,457 4,725
13,602
United Kingdom - 5.1%
Assura PLC(ö) 1,493,572 1,482
Big Yellow Group PLC(ö) 91,373 1,383
British Land Co. PLC (The)(ö) 580,819 3,567
Derwent London PLC(ö) 45,764 1,987
Grainger PLC 562,628 2,055
Land Securities Group PLC(ö) 142,210 1,190
LondonMetric Property PLC(ö) 336,247 1,050
PRS REIT PLC (The)(ö) 609,839 706
Safestore Holdings PLC(ö) 131,382 1,457
Segro PLC(ö) 575,439 7,518
Tritax EuroBox PLC(Þ) 500,870 740
UNITE Group PLC (The)(Æ)(ö) 236,389 3,106
Workspace Group PLC(ö) 73,449 717
26,958
United States - 51.4%
Agree Realty Corp.(ö) 101,313 6,403
Alexander & Baldwin, Inc. 12,346 187
Alexandria Real Estate Equities, Inc.(ö) 50,299 8,405
American Campus Communities, Inc.(ö) 53,683 2,210
American Homes 4 Rent Class A(ö) 116,763 3,530
Americold Realty Trust(ö) 75,830 2,647
Apartment Income REIT Corp.(ö) 13,665 530
Apple Hospitality REIT, Inc.(ö) 227,813 2,843
AvalonBay Communities, Inc.(ö) 46,567 7,622
Boyd Gaming Corp.(Æ) 43,767 1,977
Brixmor Property Group, Inc.(ö) 45,278 767
Caesars Entertainment, Inc.(Æ) 16,873 1,188
CoreSite Realty Corp. Class A(ö) 17,084 2,297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CyrusOne , Inc.(ö) 76,692 5,595
Digital Realty Trust, Inc.(ö) 23,828 3,430
Duke Realty Corp.(ö) 126,661 5,011
EastGroup Properties, Inc.(ö) 37,868 5,117
Empire State Realty Trust, Inc. Class
A(ö) 152,884 1,507
Equinix , Inc.(Æ)(ö) 2,471 1,828
Equity LifeStyle Properties, Inc. Class
A(ö) 8,329 507
Essential Properties Realty Trust, Inc.(ö) 197,273 4,107
Essex Property Trust, Inc.(ö) 39,869 9,553
Extra Space Storage, Inc.(ö) 102,983 11,718
Gaming and Leisure Properties, Inc.(ö) 101,257 4,165
Healthcare Trust of America, Inc. Class
A(ö) 86,544 2,445
Healthpeak Properties, Inc.(ö) 237,121 7,031
Hilton Worldwide Holdings, Inc. 8,594 871
Host Hotels & Resorts, Inc.(ö) 144,833 1,962
Howard Hughes Corp. (The)(Æ) 24,869 2,143
Invitation Homes, Inc.(ö) 236,093 6,960
Jones Lang LaSalle, Inc.(Æ) 11,744 1,717
Kilroy Realty Corp.(ö) 53,663 3,039
Kimco Realty Corp.(ö) 427,952 7,065
Life Storage, Inc.(Æ)(ö) 70,067 5,716
Medical Properties Trust, Inc.(ö) 295,045 6,228
MGM Growth Properties LLC Class A(ö) 41,334 1,288
Mid-America Apartment Communities,
Inc.(ö) 43,956 5,835
NetSTREIT Corp.(ö) 57,625 993
Omega Healthcare Investors, Inc.(ö) 85,117 3,083
Park Hotels & Resorts, Inc.(ö) 353,680 5,899
Prologis, Inc.(ö) 220,067 22,712
Public Storage(ö) 44,527 10,135
Realty Income Corp.(ö) 22,460 1,326
Retail Properties of America, Inc. Class
A(ö) 192,939 1,777
Rexford Industrial Realty, Inc.(ö) 95,040 4,651
Ryman Hospitality Properties, Inc.(ö) 12,532 813
Sabra Health Care REIT, Inc.(ö) 161,919 2,719
Simon Property Group, LP(ö) 206,437 19,184
SL Green Realty Corp.(Ñ)(ö) 63,606 4,292
STORE Capital Corp.(ö) 112,049 3,476
Sun Communities, Inc.(ö) 70,415 10,078
UDR, Inc.(ö) 166,012 6,383
Ventas, Inc.(ö) 263,730 12,150
VEREIT, Inc.(ö) 149,429 5,264
VICI Properties, Inc.(ö) 160,692 4,062
Welltower , Inc.(ö) 108,104 6,551

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 87,206 2,720
273,712
Total Common Stocks
(cost $399,256) 512,889
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 16,195,854 (∞) 16,193
Total Short-Term Investments
(cost $16,193) 16,193
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×)
11,958,372
(∞) 11,958
Total Other Securities
(cost $11,958) 11,958
Total Investments - 101.6%
(identified cost $427,407) 541,040
Other Assets and Liabilities, Net
- (1.6)%
(8,549)
Net Assets - 100.0%
532,491

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 357
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.8%
Entra ASA 10/23/15 NOK 7,747 8 .00 62
172
ESR Cayman, Ltd. 11/19/19 HKD 428,600 2 .14 917
1,529
Instone Real Estate Group AG 03/28/19 EUR 76,127 23 .06 1,755
1,934
Tritax EuroBox PLC 07/04/18 GBP 500,870 1 .42 710
740
4,375
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 280 USD 9,330 03/21
141
FTSE/EPRA Europe Index Futures 127 EUR 2,649 03/21
(20)
Hang Seng Index Futures 6 HKD 8,496 02/21
(41)
MSCI Singapore Index Futures 23 SGD 755 02/21
(8)
S&P/TSX 60 Index Futures 3 CAD 614 03/21
(11)
SPI 200 Index Futures 5 AUD 818 03/21
(6)
TOPIX Index Futures 12 JPY 216,479 03/21
8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 674 JPY 70,116 03/17/21 (4)
Bank of America EUR 488 USD 594 03/17/21 1
Bank of America SGD 140 USD 106 02/02/21 —
Bank of New York USD 186 AUD 249 03/17/21 5
Bank of New York USD 161 CAD 206 03/17/21 —
Bank of New York USD 846 EUR 698 03/17/21 1
Bank of New York USD 426 HKD 3,305 03/17/21 —
Bank of New York USD 595 JPY 61,889 03/17/21 (4)
Bank of New York USD 245 SGD 328 03/17/21 1
Citigroup USD 257 AUD 345 03/17/21 6
Citigroup USD 1,938 EUR 1,600 03/17/21 6
Citigroup EUR 397 USD 487 03/17/21 5
Citigroup JPY 33,323 USD 323 03/17/21 5
Royal Bank of Canada USD 186 AUD 249 03/17/21 4
Royal Bank of Canada USD 118 CAD 150 03/17/21 —
Royal Bank of Canada USD 161 CAD 206 03/17/21 —
Royal Bank of Canada USD 848 EUR 698 03/17/21 —
Royal Bank of Canada USD 46 HKD 356 02/01/21 —
Royal Bank of Canada USD 58 HKD 452 02/02/21 —
Royal Bank of Canada USD 426 HKD 3,305 03/17/21 —
Royal Bank of Canada USD 113 JPY 11,743 02/01/21 —
Royal Bank of Canada USD 595 JPY 61,889 03/17/21 (5)
Royal Bank of Canada USD 245 SGD 328 03/17/21 1
Royal Bank of Canada AUD 180 USD 138 03/17/21 1
Royal Bank of Canada EUR 246 USD 301 03/17/21 2

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada EUR 267 USD 328 03/17/21 4
Royal Bank of Canada EUR 281 USD 341 03/17/21 —
Royal Bank of Canada JPY 32,615 USD 314 03/17/21 2
Royal Bank of Canada SGD 326 USD 245 02/01/21 —
State Street USD 1,636 EUR 1,347 03/17/21 1
State Street USD 266 HKD 2,064 03/17/21 —
State Street USD 895 JPY 92,883 03/17/21 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
24
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 20,199 $ —
$ —
$ 20,199
Austria — 1,545 —
—
1,545
Belgium — 5,803 —
—
5,803
Canada 9,859 — —
—
9,859
China 1,205 — —
—
1,205
France — 11,085 —
—
11,085
Germany — 31,849 —
—
31,849
Hong Kong — 30,548 —
—
30,548
Japan — 60,511 —
—
60,511
Macao — 1,347 —
—
1,347
Netherlands — 4,749 —
—
4,749
Norway — 172 —
—
172
Singapore — 16,888 —
—
16,888
Spain — 2,857 —
—
2,857
Sweden — 13,602 —
—
13,602
United Kingdom — 26,958 —
—
26,958
United States 273,712 — —
—
273,712
Short-Term Investments — — — 16,193 16,193
Other Securities — — — 11,958 11,958
Total Investments 284,776 228,113 — 28,151 541,040
Other Financial Instruments
Assets
Futures Contracts 149 — —
—
149
Foreign Currency Exchange Contracts — 45 —
—
45
Liabilities
Futures Contracts (86) — —
—
(86)
Foreign Currency Exchange Contracts (1) (20) —
—
(21)
Total Other Financial Instruments
*
$ 62 $ 25 $ — $ — $ 87

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 359
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
132,637
Healthcare ..............................................................................
43,660
Industrial ................................................................................
63,688
Internet Services & Infrastructure ...........................................
16,094
Lodging/Resorts ......................................................................
27,476
Office ......................................................................................
37,152
Residential ..............................................................................
90,534
Retail ......................................................................................
71,238
Self Storage .............................................................................
30,410
Short-Term Investments ..........................................................
16,193
Other Securities .....................................................................
11,958
Total Investments .................................................................... 541,040

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 40.7%
Corporate Bonds and Notes - 11.3%
American International Group, Inc.
8.175% due 05/15/58 (USD 3
Month LIBOR + 4.195%)(Ê) 415 607
Series A-9
5.750% due 04/01/48 (USD 3
Month LIBOR + 2.868%)(Ê) 183 210
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 1,543 1,468
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.266%)
(Ê)(Þ) 122 124
Arbor Realty Trust, Inc.
4.750% due 11/01/22 1,522 1,540
Ares Capital Corp.
4.625% due 03/01/24 1,237 1,335
Assurant, Inc.
7.000% due 03/27/48 (USD 3
Month LIBOR + 4.135%)(Ê) 260 296
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 440 449
Avaya Holdings Corp.
2.250% due 06/15/23 514 561
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.186%)
(Ê) 270 283
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.898%)(Ê)(ƒ) 509 573
Series FF
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.931%)(Ê)(ƒ) 516 571
Series X
6.250% due 09/29/49 (USD 3
Month LIBOR + 3.705%)(Ê)(ƒ) 573 634
Series Z
6.500% due 12/31/49 (USD 3
Month LIBOR + 4.174%)(Ê)(ƒ) 301 343
Bank of New York Mellon Corp. (The)
Series G
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.358%)
(Ê)(ƒ) 233 255
Series H
3.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.352%)
(Ê)(ƒ) 240 247
Benefitfocus , Inc.
1.250% due 12/15/23 807 709
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 762 766
Boingo Wireless, Inc.
1.000% due 10/01/23 259 237
CalAmp Corp.
2.000% due 08/01/25 441 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.971%)
(Ê)(ƒ) 613 679
Series H
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.079%)(Ê)(ƒ) 629 648
Chefs' Warehouse, Inc.
1.875% due 12/01/24 247 247
Citigroup, Inc.
5.950% due 07/31/49 (USD 3
Month LIBOR + 4.068%)(Ê)(ƒ) 143 151
5.900% due 12/29/49 (USD 3
Month LIBOR + 4.230%)(Ê)(ƒ) 250 261
Series P
5.950% due 12/31/49 (USD 3
Month LIBOR + 3.905%)(Ê)(ƒ) 305 331
Series T
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.517%)(Ê)(ƒ) 560 642
Series W
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.597%)
(Ê)(ƒ) 220 223
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.313%)
(Ê)(ƒ) 159 178
CMS Energy Corp.
4.750% due 06/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.116%)
(Ê) 330 375
3.750% due 12/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.900%)
(Ê) 145 148
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.660%)(Ê)(ƒ) 330 361
Colony Capital, Inc.
5.000% due 04/15/23 1,462 1,435
Comerica, Inc.
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.291%)
(Ê)(ƒ) 216 238
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.783%)
(Ê)(ƒ) 80 90
DISH Network Corp.
2.375% due 03/15/24 1,542 1,408

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.993%)
(Ê)(ƒ) 130 137
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 300 440
Duke Energy Corp.
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.388%)
(Ê)(ƒ) 155 165
Energy Transfer Operating, LP
Series G
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 33 31
Enstar Finance LLC
5.750% due 09/01/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.468%)
(Ê) 195 204
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.736%)
(Ê)(ƒ) 410 438
Exantas Capital Corp.
4.500% due 08/15/22 525 483
EZCORP, Inc.
2.375% due 05/01/25 845 665
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.415%)
(Ê)(ƒ)(Þ) 275 300
Fifth Third Bancorp
Series L
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.215%)
(Ê)(ƒ) 96 102
FireEye, Inc.
Series B
1.625% due 06/01/35 1,390 1,371
Flexion Therapeutics, Inc.
3.375% due 05/01/24 221 198
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,260 1,276
General Electric Co.
Series D
3.554% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 205 194
General Motors Financial Co., Inc.
Series C
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.997%)
(Ê)(ƒ) 170 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Golar LNG, Ltd.
2.750% due 02/15/22 552 531
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,121 1,148
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.623%)
(Ê)(ƒ)(Ñ) 145 159
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,160 1,086
Green Plains, Inc.
4.125% due 09/01/22 588 612
Greenbrier Cos., Inc.
2.875% due 02/01/24 1,387 1,385
Guess?, Inc.
2.000% due 04/15/24 (Þ) 441 504
HCI Group, Inc.
4.250% due 03/01/37 397 425
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 900 858
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 937 1,023
Hercules Capital, Inc.
4.375% due 02/01/22 1,084 1,107
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 26
Hope Bancorp, Inc.
2.000% due 05/15/38 1,673 1,569
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.945%)(Ê)(ƒ)(Ñ) 152 179
Series G
4.450% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.045%)
(Ê)(ƒ) 323 345
Innoviva , Inc.
2.125% due 01/15/23 660 653
Insmed , Inc.
1.750% due 01/15/25 103 125
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 330 277
Invacare Corp.
5.000% due 11/15/24 532 519
j2 Global, Inc.
1.750% due 11/01/26 (Þ) 625 670
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 327 345
Series S
6.750% due 01/29/49 (USD 3
Month LIBOR + 3.780%)(Ê)(ƒ) 444 499
Series U
6.125% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 175 189
Series X
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 300 328

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,243 1,239
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Ê)(ƒ)(Þ) 185 189
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,547 1,629
Limelight Networks, Inc.
3.500% due 08/01/25 372 357
Live Nation Entertainment, Inc.
2.000% due 02/15/25 470 480
Macquarie Infrastructure Corp.
2.000% due 10/01/23 1,285 1,266
Markel Corp.
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.662%)
(Ê)(ƒ) 225 247
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 400 568
MetLife, Inc.
9.250% due 04/08/38 (Þ) 325 493
10.750% due 08/01/39 396 672
Series D
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.959%)(Ê)(ƒ) 143 165
Series G
3.850% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.576%)
(Ê)(ƒ) 230 237
MFA Financial, Inc.
6.250% due 06/15/24 1,537 1,523
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,075 1,416
Momo , Inc.
1.250% due 07/01/25 (Þ) 866 726
New Mountain Finance Corp.
5.750% due 08/15/23 1,210 1,245
New Relic, Inc.
0.500% due 05/01/23 912 933
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3
Month LIBOR + 3.156%)(Ê) 260 308
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 1,034 1,049
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 442 426
One Call Corp.
Series 144a
7.500% due 07/01/24 (Þ) 8,968 8,967
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 367 320
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.815%)
(Ê) 200 211
Patrick Industries, Inc.
1.000% due 02/01/23 794 839
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,613 1,587
Pluralsight , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.375% due 03/01/24 (Þ) 1,333 1,308
Precigen , Inc.
3.500% due 07/01/23 613 514
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3
Month LIBOR + 3.920%)(Ê) 511 550
5.375% due 05/15/45 (USD 3
Month LIBOR + 3.031%)(Ê) 61 67
Series XW7
5.200% due 03/15/44 (USD 3
Month LIBOR + 3.040%)(Ê) 350 375
Pure Storage, Inc.
0.125% due 04/15/23 159 179
Quotient Technology, Inc.
1.750% due 12/01/22 588 580
Radius Health, Inc.
3.000% due 09/01/24 661 595
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.430%)
(Ê)(ƒ) 90 101
Retrophin , Inc.
2.500% due 09/15/25 624 618
RWT Holdings, Inc.
5.750% due 10/01/25 797 755
SBL Holdings LLC
7.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.580%)
(Ê)(ƒ)(Þ) 215 182
SEACOR Holdings, Inc.
2.500% due 12/15/27 737 724
Sempra Energy
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.550%)
(Ê)(ƒ) 595 641
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.733%)
(Ê) 315 333
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,372 1,386
Stride, Inc.
1.125% due 09/01/27 195 173
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,543 1,518
SVB Financial Group
4.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.064%)(Ê)(ƒ) 241 245
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Þ) 647 709
Team, Inc.
5.000% due 08/01/23 545 518
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 918 916

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tilray , Inc.
5.000% due 10/01/23 734 642
Triarco Industries, LLC
5.875% due 08/01/37 160 157
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3
Month LIBOR + 2.786%)(Ê)(ƒ)(Ñ) 305 326
Series N
4.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.003%)
(Ê)(ƒ) 196 205
Series P
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.605%)
(Ê)(ƒ) 409 447
Series Q
5.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.349%)(Ê)(ƒ) 551 621
Turning Point Brands, Inc.
2.500% due 07/15/24 555 637
Veeco Instruments, Inc.
2.700% due 01/15/23 663 640
Vishay Intertechnology , Inc.
2.250% due 06/15/25 810 856
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 715 760
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3
Month LIBOR + 3.580%)(Ê) 300 318
Wells Fargo & Co.
5.950% due 12/15/36 380 525
3.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.453%)
(Ê)(ƒ) 890 890
Series B
7.950% due 11/15/29 114 156
Series U
5.875% due 12/31/49 (USD 3
Month LIBOR + 3.990%)(Ê)(ƒ) 311 346
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,643 1,648
WisdomTree Investments, Inc.
4.250% due 06/15/23 533 603
89,619
International Debt - 4.7%
ams AG
0.875% due 09/28/22 1,400 1,327
Aphria , Inc.
5.250% due 06/01/24 314 469
Atlas Corp.
3.000% due 05/15/25 (Ñ) 333 348
AXA SA
8.600% due 12/15/30 190 297
6.379% due 12/29/49 (USD 3
Month LIBOR + 2.256%)(Ê)(ƒ)(Þ) 400 558
Banco Bilbao Vizcaya Argentaria SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 9
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.192%)
(Ê)(ƒ) 200 212
Banco do Brasil SA
9.000% due 12/29/49 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
6.362%)(Ê)(ƒ)(Þ) 200 224
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ) 200 219
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.036%)
(Ê)(ƒ)(Þ) 600 650
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.551%)
(Ê)(ƒ) 320 344
Barclays PLC
7.875% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.772%)
(Ê)(ƒ) 400 420
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.867%)
(Ê)(ƒ) 200 217
8.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.672%)
(Ê)(ƒ) 200 224
BNP Paribas SA
6.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.916%)(Ê)
(ƒ)(Þ) 200 209
7.195% due 12/31/49 (USD 3
Month LIBOR + 1.290%)(Ê)(ƒ)
(Ñ)(Þ) 300 329
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 217
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Þ) 400 471
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 700 809
BP Capital Markets PLC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.036%)
(Ê)(ƒ) 305 325
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.398%)
(Ê)(ƒ) 1,194 1,300
Clovis Oncology, Inc.
1.250% due 05/01/25 328 250
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)
(Ê)(ƒ) 200 213
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 200 225
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 800 965
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 221
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)
(Ê)(ƒ) 400 424
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 222
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.889%)
(Ê)(ƒ)(Þ) 400 423
6.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.822%)
(Ê)(ƒ)(Þ) 500 557
7.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.332%)
(Ê)(ƒ)(Þ) 400 450
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 800 870
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3
Month LIBOR + 3.680%)(Ê)(ƒ)
(Ñ)(Þ) 300 334
7.250% due 12/29/49 (USD 3
Month LIBOR + 4.560%)(Ê)(ƒ)(Þ) 250 256
DNB Bank ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.080%)
(Ê)(ƒ) 200 209
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3
Month LIBOR + 5.440%)(Ê) 894 1,043
Enbridge, Inc.
6.250% due 03/01/78 (USD 3
Month LIBOR + 3.641%)(Ê) 294 319
Series 16-A
6.000% due 01/15/77 (USD 3
Month LIBOR + 3.890%)(Ê) 477 510
Series 20-A
5.750% due 07/15/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.314%)
(Ê) 567 627
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)
(Ê)(Þ) 450 525
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3
Month LIBOR + 4.370%)(Ê)(ƒ) 450 503
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 28
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.000%)
(Ê)(Þ) 200 207
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 325 553
HSBC Holdings PLC
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 400 437
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.649%)
(Ê)(ƒ) 200 203
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 226
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)
(Ê)(ƒ) 400 439
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.342%)
(Ê)(ƒ) 400 434
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 225
Jazz Investments I, Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 08/15/24 265 280
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 155
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 550 518
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)
(Ê)(ƒ) 400 445
6.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.815%)
(Ê)(ƒ) 200 223
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 753 820
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)
(Ê)(ƒ) 200 235
8.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 7.598%)
(Ê)(ƒ) 200 207
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 220
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 300 335
3.400% due 01/23/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.612%)
(Ê)(Þ) 400 424
Nordea Bank AB
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.110%)
(Ê)(ƒ)(Þ) 200 228
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.035%)
(Ê)(ƒ) 200 205
Pretium Resources, Inc.
2.250% due 03/15/22 738 784
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 406 444
5.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.513%)
(Ê)(ƒ)(Þ) 200 217
Scentre Group Trust 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.379%)
(Ê)(Þ) 300 309
Scentre Group Trust 3
Series 144a
5.125% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.685%)
(Ê)(Þ) 500 521
Scorpio Tankers, Inc.
3.000% due 05/15/22 549 528
Societe Generale SA
7.375% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.238%)(Ê)
(ƒ)(Þ) 200 205
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Ñ)(Þ) 600 659
8.000% due 12/31/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 235
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 442
Series 144a
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.514%)
(Ê)(ƒ)(Þ) 400 417
Splitrock Services, Inc.
5.500% due 02/28/24 904 753
Standard Chartered PLC
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.301%)(Ê)
(ƒ)(Þ) 200 210
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 200 217
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.805%)
(Ê)(ƒ)(Ñ)(Þ) 200 202
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.048%)
(Ê)(ƒ) 200 211
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.582%)
(Ê)(Þ) 400 463
Theravance Biopharma, Inc.
3.250% due 11/01/23 228 223
TransCanada Trust
5.500% due 09/15/79 (USD 3
Month LIBOR + 4.154%)(Ê) 640 702

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 16-A
5.875% due 08/15/76 (USD 3
Month LIBOR + 4.640%)(Ê) 938 1,043
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)
(Ê)(ƒ) 400 450
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 439
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)
(Ê)(ƒ) 200 215
VIVAT NV
6.250% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.174%)
(Ê)(ƒ) 400 412
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 360 448
Weibo Corp.
1.250% due 11/15/22 (Þ) 808 774
Zurich Finance (Ireland) Designated
Activity Company
3.000% due 04/19/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.777%)
(Ê) 200 199
37,084
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 25 11
11
Mortgage-Backed Securities - 21.3%
Fannie Mae
4.500% due 2049 28 31
5.000% due 2049 66 74
30 Year TBA(Ï)
1.500% 5,000 5,022
2.000% 7,000 7,216
2.500% 10,000 10,537
3.000% 26,000 27,346
3.500% 24,000 25,533
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (USD 1
Month LIBOR + 6.950%)(Ê) 295 313
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (USD 1
Month LIBOR + 5.300%)(Ê) 89 94
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 372 76
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,834 353
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1
Month LIBOR + 6.000%)(Ê) 628 26
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 40 —
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,426 262
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 4,117 370
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 3,184 594
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 646 118
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 931 45
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 608 38
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,134 226
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42 1,450 162
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 1,260 255
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,343 50
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 621 22
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 241 11
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,227 255
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 823 45

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 792 147
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 1,360 321
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 774 132
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 816 141
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,158 420
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,702 337
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 1,688 247
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 3,388 701
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 711 70
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,815 421
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,197 624
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,918 347
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 839 22
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,067 97
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 969 76
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 440 17
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 3,118 519
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 472 32
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,080 184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 955 57
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,805 302
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 669 76
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 472 69
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,524 222
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 2,527 525
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,795 430
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,039 615
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 4,050 794
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,580 285
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,606 265
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 1,176 65
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,148 54
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,374 104
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,380 356
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,849 280
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,470 364
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,767 294

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,189 436
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,768 527
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 938 226
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 5,875 669
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 3,968 776
Series 2020-31 Class IO
Interest Only STRIP
4.500% due 05/25/50 6,563 889
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 4,001 486
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 3,295 430
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 2,959 422
Series 2020-76 Class GI
Interest Only STRIP
4.000% due 11/25/50 6,533 786
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 1,287 213
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 965 157
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 1,152 150
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 114 4
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1
Month LIBOR + 6.650%)(Ê) 859 95
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 958 43
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,660 520
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 1,183 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1
Month LIBOR + 5.950%)(Ê) 1,450 227
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 1,048 208
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 512 21
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 366 34
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 731 119
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 548 19
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 767 88
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,610 58
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 2,291 388
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 343 7
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 410 22
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 885 110
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 779 68
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 573 50
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 724 80
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45 1,012 229
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 811 118
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 940 36
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,027 192

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 536 36
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 404 38
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,939 347
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 869 88
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 935 85
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 86 —
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42 201 1
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 356 5
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 492 39
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 101 1
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 404 26
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 937 70
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,297 215
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 2,140 371
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 754 59
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,993 332
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,652 288
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,577 587
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,932 684
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,279 141
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 1,490 227
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 3,011 426
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,277 389
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,672 305
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 3,538 377
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 3,701 593
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,405 285
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,853 809
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 6,650 824
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 4,161 497
Series 2020-5019 Class IP
Interest Only STRIP
3.000% due 10/25/50 5,598 695
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,527 749
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 (Š) 4,823 635
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,920 431
Ginnie Mae II
3.500% due 2049 89 98
5.000% due 2049 142 158
5.500% due 2049 26 29
5.000% due 2050 56 62
30 Year TBA(Ï)
4.000% 1,000 1,069
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39 260 2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 491 67
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 674 111
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 3,797 705
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,592 239
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 397 19
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,531 142
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,226 54
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,926 100
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,274 453
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 433 25
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê) 3,839 525
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,419 253
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (-1 x USD 1
Month LIBOR + 6.690%)(Ê) 810 182
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 308 51
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,480 225
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 5,965 226
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 5,462 168
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 6,514 362
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê) 1,905 75
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 957 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,978 450
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 497 64
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,086 285
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 694 128
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,631 66
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 2,937 94
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,634 57
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 1,228 76
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 717 139
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 563 19
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,135 286
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,606 302
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 901 26
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 972 194
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 1,818 183
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 6,800 241
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 8,670 362
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,398 248
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 1,807 118
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 4,181 265

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 3,933 250
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 594 86
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 1,882 210
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 912 150
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 739 73
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 572 14
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44 397 12
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 409 9
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 684 52
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,036 62
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,530 82
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 1,060 186
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 2,152 388
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,256 146
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 535 34
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,434 103
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,277 179
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 1,047 85
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 609 35
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 3,036 263
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,603 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,303 84
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 746 52
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 2,183 123
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 914 125
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 1,196 194
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 1,023 67
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 853 81
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 2,517 172
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 162 1
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46 1,069 141
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,229 200
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 1,139 210
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 5,174 346
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 1,988 91
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 2,012 173
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 3,040 304
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,944 111
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 4,245 351
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 2,412 252
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê) 7,709 693
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,765 126

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,862 609
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,957 194
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 2,130 222
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 3,473 337
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 478 26
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,357 146
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,744 479
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 447 79
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,847 333
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 602 108
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 2,161 104
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,327 104
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 445 87
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 1,529 203
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 573 49
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 1,234 281
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 751 35
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 739 59
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 732 94
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 855 145
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,384 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,058 338
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 645 109
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 372 74
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 1,371 135
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 4,533 400
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 7,120 753
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 6,462 719
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 2,529 327
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê) 1,359 157
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 8,958 887
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,193 674
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,613 540
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 7,144 486
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 5,681 342
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 2,107 215
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 4,659 640
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 3,841 404
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê) 1,291 156
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,750 546
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 3,239 244
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 6,973 578

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê) 1,250 77
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,180 242
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 4,125 403
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,474 279
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 5,907 455
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 8,957 896
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,339 247
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 4,805 383
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê) 4,886 350
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê) 3,339 350
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 3,338 347
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 1,384 172
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 3,500 367
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 4,159 344
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 10,501 1,019
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 3,054 300
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê) 3,554 383
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 7,962 554
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 6,345 687
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,204 225
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 10,021 610
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 4,473 438
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 2,169 358
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 2,590 441
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,941 270
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,788 543
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 3,063 477
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 191 12
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,945 153
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 2,183 278
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 1,558 167
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,992 224
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 5,439 416
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 2,989 316
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 3,746 413
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 5,050 373
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 4,297 282
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,030 216
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê) 5,900 366
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê) 2,926 319
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,300 292

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 7,180 780
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 4,477 297
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 2,584 256
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 3,188 270
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,886 242
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,935 675
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,057 324
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 170 19
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 2,168 283
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,799 495
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,754 637
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 130 18
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,126 537
Series 2019-119 Class KS
Interest Only STRIP
5.855% due 09/16/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,768 621
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,636 488
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 2,292 265
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,936 237
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 4,980 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 4,307 211
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 5,333 271
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 6,422 692
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 470 54
Series 2020-18 Class ES
Interest Only STRIP
5.910% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 4,783 727
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 4,740 148
Series 2020-33 Class SA
Interest Only STRIP
5.944% due 03/20/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 6,268 940
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50 8,097 770
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50 2,096 230
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1
Month LIBOR + 6.000%)(Ê) 3,708 677
Series 2020-63 Class CI
Interest Only STRIP
3.500% due 04/20/50 8,343 912
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 6,006 735
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 2,698 567
Series 2020-112 Class MS
Interest Only STRIP
6.149% due 08/20/50 (USD 1
Month LIBOR + 6.300%)(Ê) 2,530 537
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,206 578
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 19,238 1,260
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 586 304
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 496 334
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 66 41
WFRBS Commercial Mortgage Trust

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ) 31 19
168,433
Non-US Bonds - 3.4%
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 279
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 860 172
10.000% due 01/01/25 BRL 3,890 806
10.000% due 01/01/27 BRL 1,959 413
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 825,000 1,307
6.000% due 01/01/43 CLP 80,000 148
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 101,000 35
7.500% due 08/26/26 COP 7,421,400 2,411
7.750% due 09/18/30 COP 173,500 56
Commerzbank AG
6.125% due 03/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.363%)(Ê)(ƒ) EUR 200 255
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 6,270 283
Series 97
0.450% due 10/25/23 CZK 58,730 2,740
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 137
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000 338
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36 IDR 10,280,000 819
Series FR73
8.750% due 05/15/31 IDR 23,870,000 1,977
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 1,640 91
Series M
8.000% due 12/07/23 MXN 32,430 1,738
7.750% due 11/23/34 MXN 30,900 1,758
Natwest Group PLC
5.125% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.985%)(Ê)(ƒ) GBP 200 288
Peruvian Government International Bond
6.950% due 08/12/31 PEN 1,500 530
Series REGS
5.700% due 08/12/24 PEN 2,250 720
6.900% due 08/12/37 PEN 196 65
6.850% due 02/12/42 PEN 270 89
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 7,869 497
Series 2032
8.250% due 03/31/32 ZAR 12,230 732
Series 2048
8.750% due 02/28/48 ZAR 4,010 218
Series R214
6.500% due 02/28/41 ZAR 24,620 1,065
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 830 224
4.750% due 02/24/25 RON 1,415 388
Series 15YR
5.800% due 07/26/27 RON 1,400 418
Rothesay Life PLC
6.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.419%)(Ê)(ƒ) GBP 200 307
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 166,101 2,331
Series 6215
7.000% due 08/16/23 RUB 40,000 554
Thailand Government International Bond
2.000% due 12/17/22 THB 15,733 541
3.625% due 06/16/23 THB 6,250 224
3.850% due 12/12/25 THB 19,003 730
3.580% due 12/17/27 THB 7,920 310
VIVAT NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.463%)(Ê)(ƒ) EUR 200 269
26,477
Total Long-Term Investments
(cost $314,427) 321,624
Common Stocks - 43.4%
Consumer Discretionary - 5.7%
adidas AG
2,906
924
Aisin Seiki Co., Ltd.
30,500
938
Amazon.com, Inc.(Æ)
266
853
Aoyama Trading Co., Ltd.(Æ)
39,300
231
Berkeley Group Holdings PLC
2,912
167
Best Buy Co., Inc.
1,292
141
BJ's Restaurants, Inc.
44,782
2,093
Bloomsbury Publishing PLC
36,428
152
Boyd Gaming Corp.(Æ)
5,136
232
Caesars Entertainment, Inc.(Æ)
1,756
124
Caleres , Inc.
47,610
719
Carrols Restaurant Group, Inc.(Æ)
96,954
595
Celestica, Inc.(Æ)
86,695
700
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Chinese Universe Publishing and Media
Group Co., Ltd. Class A
51,600
77
Cie Generale des Etablissements
Michelin SCA Class B
934
129
Citizen Watch Co., Ltd.
230,700
702
City Developments, Ltd.
26,400
143
Comcast Corp. Class A
6,704
332
Costco Wholesale Corp.
770
271
Dechra Pharmaceuticals PLC
30,572
1,511
Del Taco Restaurants, Inc.(Æ)
80,928
779

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Designer Brands, Inc. Class A
96,974
1,188
Dollar General Corp.
438
85
Dollar Tree, Inc.(Æ)
677
69
DR Horton, Inc.
1,114
86
Drive Shack, Inc.(Æ)(Ñ)
52,463
126
El Pollo Loco Holdings, Inc.(Æ)
27,935
568
Electrolux AB
3,362
82
Fortune Brands Home & Security, Inc.
866
75
Fossil Group, Inc.(Æ)
27,296
396
Games Workshop Group PLC
3,970
561
Garmin, Ltd.
1,173
135
Gentex Corp.
2,206
73
Genuine Parts Co.
1,012
95
Grand Canyon Education, Inc.(Æ)
833
71
Home Depot, Inc. (The)
1,080
292
Honda Motor Co., Ltd.
110,200
2,913
IntriCon Corp.(Æ)(Ñ)
12,810
235
J Front Retailing Co., Ltd.
100,900
838
Kering
1,998
1,311
Komeri Co., Ltd.
25,500
678
K's Holdings Corp.
29,000
393
Landsea Homes Corp.(Æ)
16,152
144
Liberty TripAdvisor Holdings, Inc. Class
A(Æ)
113,815
464
LKQ Corp.(Æ)
2,005
70
LVMH Moet Hennessy Louis Vuitton
SE - ADR
132
80
Manchester United PLC Class A
18,863
272
MIPS AB
8,574
508
Moncler SpA
22,086
1,248
Motorcar Parts of America, Inc.(Æ)
12,675
287
Nike, Inc. Class B
1,087
145
Nissan Motor Co., Ltd.
94,700
484
NOK Corp.
53,300
697
NVR, Inc.(Æ)
10
44
On the Beach Group PLC(Æ)(Þ)
156,118
702
Pernod Ricard SA
3,665
692
Persimmon PLC Class A
2,998
105
PetIQ , Inc.(Æ)(Ñ)
40,115
1,390
Potbelly Corp.(Æ)
65,676
354
Pou Chen Corp. Class B
110,000
110
PulteGroup, Inc.
1,630
71
Quebecor, Inc. Class B
3,308
79
Sands China, Ltd.
34,400
140
SGS SA
36
109
Shaw Communications, Inc. Class B
5,122
88
SMART Global Holdings, Inc.(Æ)
53,178
1,976
Starbucks Corp.
861
83
Stride, Inc.(Æ)
21,291
548
Stroeer SE
7,410
668
Sumitomo Electric Industries, Ltd.
207,100
2,767
Sumitomo Rubber Industries, Ltd.
32,300
298
Swatch Group AG (The)
1,442
81
Swatch Group AG (The) Class B
429
124
Takashimaya Co., Ltd.
88,800
846
Target Corp.
1,083
196
Teleperformance - GDR
5,407
1,773
TJX Cos., Inc. (The)
1,317
84
Tractor Supply Co.
539
76
Transcontinental, Inc. Class A - ADR
5,398
87
Travelzoo , Inc.(Æ)
24,330
268
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TripAdvisor, Inc.(Æ)
10,613
329
United Arrows, Ltd.(Æ)
24,500
375
Universal Electronics, Inc.(Æ)
16,577
899
Wacoal Holdings Corp.
15,700
314
Walmart, Inc.
1,678
236
Walt Disney Co. (The)(Æ)
589
99
WW International, Inc.(Æ)
14,410
383
Xebio Holdings Co., Ltd.
32,600
271
Yamada Denki Co., Ltd.
372,300
1,899
45,046
Consumer Staples - 2.2%
Adecoagro SA(Æ)
135,366
1,010
Alico , Inc.
7,904
235
Alimentation Couche-Tard, Inc. Class B
3,593
110
Archer-Daniels-Midland Co.
2,210
111
Astarta Holding NV(Æ)
26,761
281
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
10,190
48
Campbell Soup Co.
1,648
79
Clorox Co. (The)
427
89
Colruyt SA
2,824
174
CVS Health Corp.
1,770
127
Dino Polska SA(Æ)(Þ)
8,005
562
Farmer Brothers Co.(Æ)
17,436
91
First Resources, Ltd.
169,200
197
Fresh Del Monte Produce, Inc.
20,107
492
General Mills, Inc.
3,350
195
Golden Agri-Resources, Ltd.
9,511,520
1,290
HelloFresh SE(Æ)
29,192
2,468
Henkel AG & Co. KGaA
1,090
102
Herbalife Nutrition, Ltd.(Æ)
1,473
75
Hershey Co. (The)
609
89
Hormel Foods Corp.
1,234
58
ICA Gruppen AB
1,950
98
Imperial Tobacco Group PLC
5,730
115
Ingredion, Inc.
1,054
80
Japan Tobacco, Inc.
136,100
2,704
JM Smucker Co. (The)
1,454
169
Kernel Holding SA
54,480
795
Kimberly-Clark Corp.
888
117
Kirin Holdings Co., Ltd.
76,900
1,654
Koninklijke Ahold Delhaize NV
6,180
177
Kroger Co. (The)
3,361
116
Lenta PLC - GDR(Æ)
165,471
507
Loblaw Cos., Ltd.
1,754
85
L'Oreal SA
298
104
NH Foods, Ltd.
15,200
652
North West Co., Inc. (The)
4,259
108
PepsiCo, Inc.
1,069
146
Primo Water Corp.
16,095
249
Procter & Gamble Co. (The)
2,343
300
PZ Cussons PLC
30,256
103
Russel Metals, Inc.
4,296
77
Saputo, Inc. - ADR
3,593
94
Seven & i Holdings Co., Ltd.
26,700
1,014
Stock Spirits Group PLC
22,055
82
Walgreens Boots Alliance, Inc.
3,391
170
17,599
Energy - 2.0%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc.
130,879
773
Chevron Corp.
1,349
115
China Shenhua Energy Co., Ltd. Class H
81,500
151
Cimarex Energy Co.
8,435
356
Crescent Point Energy Corp.
259,723
715
Denison Mines Corp.(Æ)
494,489
329
Diamondback Energy, Inc.
9,609
545
EQT Corp.(Æ)
154,780
2,523
Exxon Mobil Corp.
1,668
75
Fission Uranium Corp.(Æ)
686,461
185
Gazprom PJSC
745,716
2,102
Japan Petroleum Exploration Co., Ltd.
7,200
137
K&O Energy Group, Inc.
300
4
Magnolia Oil & Gas Corp.(Æ)
115,182
976
Matrix Service Co.(Æ)
78,566
926
NAC Kazatomprom JSC - GDR
47,807
821
National Energy Services Reunited Corp.
(Æ)
74,854
807
Natural Gas Services Group, Inc.(Æ)
56,625
464
NexTier Oilfield Solutions, Inc.(Æ)
127,217
422
ONEOK, Inc.
6,420
256
Range Resources Corp.(Æ)
131,258
1,209
Schneider Electric SE
790
116
Southwestern Energy Co.(Æ)
358,884
1,353
Williams Cos., Inc. (The)
14,195
301
Xcel Energy, Inc.
1,856
119
15,780
Financial Services - 11.7%
3i Group PLC
11,901
180
Activia Properties, Inc.(ö)
50
200
Aedifica (ö)
1,316
159
AerCap Holdings NV(Æ)
24,320
930
Aflac, Inc.
3,916
177
Agree Realty Corp.(ö)
4,586
290
Alliance Data Systems Corp.
3,914
265
Allianz SE
699
158
Allied Properties Real Estate Investment
Trust(ö)
4,451
126
Allstate Corp. (The)
1,174
126
Alpine Income Property Trust, Inc.(ö)
6,326
98
Alstria Office REIT-AG(ö)
11,990
207
American Homes 4 Rent(Æ)
1,180
31
Americold Realty Trust(ö)
8,133
284
Ameris Bancorp
16,392
641
Apple Hospitality REIT, Inc.(ö)
28,885
360
Argan SA(ö)
1,094
117
Assicurazioni Generali SpA
5,103
87
Assura PLC(ö)
165,594
164
Atlantic Capital Bancshares, Inc.(Æ)
33,175
594
Axis Capital Holdings, Ltd.
18,437
846
B&M European Value Retail SA
12,122
89
Baloise Holding AG
568
95
Bank of New York Mellon Corp. (The)
2,551
102
Berkshire Hathaway, Inc. Class B(Æ)
321
73
BlackRock, Inc. Class A
175
123
Blucora , Inc.(Æ)
52,668
872
Brixmor Property Group, Inc.(ö)
76,629
1,297
Byline Bancorp, Inc.
41,577
668
CA Immobilien Anlagen AG
3,425
147
Capital City Bank Group, Inc.
33,326
744
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CapitaLand Mall Trust Class A(ö)
162,488
260
Castellum AB
11,384
274
Catena AB
3,183
149
CBRE Group, Inc. Class A(Æ)
1,218
74
Century Bancorp, Inc. Class A
7,114
563
Charles Schwab Corp. (The)
2,028
105
Charter Hall Group - ADR(ö)
38,534
400
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
Chubb, Ltd.
826
120
Civista Bancshares, Inc.
24,396
416
CK Asset Holdings, Ltd.
31,000
157
Commerce Bancshares, Inc.
1,473
98
Covivio (ö)
1,327
109
Cowen Group, Inc. Class A
30,042
756
Credit Saison Co., Ltd.
124,300
1,434
CTO Realty Growth, Inc.
13,059
550
CyrusOne , Inc.(ö)
6,490
473
Daibiru Corp.
36,600
418
Dai-ichi Life Holdings, Inc.
130,200
2,012
Derwent London PLC(ö)
1,979
86
Deutsche Wohnen SE
11,902
590
Digital Realty Trust, Inc.(ö)
1,751
252
Direct Line Insurance Group PLC
33,824
139
Duke Realty Corp.(ö)
12,981
514
Dundee Corp. Class A
102,587
100
Emerald Holding, Inc.
64,383
261
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
567,913
185
EPR Properties(Æ)
354
9
Equity Commonwealth(ö)
22,718
648
ESR Cayman, Ltd.(Æ)(Þ)
36,600
131
Essent Group, Ltd.
24,522
1,026
Essex Property Trust, Inc.(ö)
2,208
529
Etalon Group PLC - GDR
290,739
519
Extra Space Storage, Inc.(ö)
4,262
485
Fastighets AB Balder Class B(Æ)
5,367
268
Fidelity National Financial, Inc.
2,289
83
Fidelity National Information Services,
Inc.
563
70
First Foundation, Inc.
89,608
1,815
First Interstate BancSystem , Inc. Class A
16,072
621
Franklin Resources, Inc.
10,753
283
Gecina SA(ö)
615
88
Gjensidige Forsikring ASA
4,482
103
GLP J- Reit (Æ)(ö)
171
270
Goodman Group(ö)
6,154
83
Granite Real Estate Investment Trust(ö)
1,202
70
Great-West Lifeco , Inc.
5,776
132
Hachijuni Bank, Ltd. (The)
51,200
165
Hallmark Financial Services, Inc.(Æ)
60,597
218
Hang Lung Properties, Ltd. - ADR
86,000
229
Hanover Insurance Group, Inc. (The)
3,030
341
Healthcare Trust of America, Inc. Class
A(ö)
7,247
205
Healthpeak Properties, Inc.(ö)
23,358
693
Hirogin Holdings, Inc.
64,500
373
HomeStreet , Inc.
53,039
1,931
Host Hotels & Resorts, Inc.(ö)
16,240
220
iA Financial Corp., Inc.
1,730
77
ICADE(ö)
1,578
113
IG Group Holdings PLC
6,752
69

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial Logistics Properties Trust(ö)
21,380
453
Instone Real Estate Group AG(Æ)(Þ)
6,810
173
Intact Financial Corp.
738
81
Interactive Brokers Group, Inc. Class A
1,101
67
Intermediate Capital Group PLC(Æ)
38,450
894
Invitation Homes, Inc.(ö)
14,534
428
Jack Henry & Associates, Inc.
679
98
Japan Prime Realty Investment Corp.(ö)
40
141
Japan Retail Fund Investment Corp.(ö)
151
288
Jones Lang LaSalle, Inc.(Æ)
1,338
196
JPMorgan Chase & Co.
2,120
273
Kasikornbank PCL
98,900
417
Kemper Corp.
6,834
481
Keppel DC REIT(Æ)(ö)
62,100
139
Kilroy Realty Corp.(ö)
4,074
231
Kimco Realty Corp.(ö)
18,519
306
Klepierre SA - GDR(ö)
10,466
252
Korean Reinsurance Co.
29,675
198
Ladder Capital Corp. Class A(ö)
39,039
384
Land Securities Group PLC(ö)
14,046
118
Link Real Estate Investment Trust(ö)
45,230
399
London Stock Exchange Group PLC
13,100
1,558
LondonMetric Property PLC(ö)
45,372
142
LSR Group PJSC
25,878
327
LTC Properties, Inc.(ö)
9,533
368
Manulife Financial Corp.
8,071
146
MasterCard, Inc. Class A
320
101
Medical Properties Trust, Inc.(ö)
14,917
315
Merck & Co., Inc.
2,381
184
Meridian Bancorp, Inc.
34,208
518
Mirvac Group(ö)
236,152
427
Mitsubishi Estate Co., Ltd.
203,800
3,253
Mitsubishi UFJ Financial Group, Inc.
276,500
1,246
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
73,200
363
Mitsui Fudosan Co., Ltd.
28,300
581
Mitsui Fudosan Logistics Park, Inc.(ö)
16
80
Monmouth Real Estate Investment Corp.
(Æ)
13,484
341
Moscow Exchange MICEX-RTS PJSC
129,697
268
National Bank Holdings Corp. Class A
43,323
1,441
Nippon Building Fund, Inc.(ö)
42
254
Nippon REIT Investment Corp.(ö)
41
146
Nishi-Nippon Financial Holdings, Inc.
39,300
238
NMI Holdings, Inc. Class A(Æ)
52,648
1,117
NN Group NV
3,453
143
Nomura Holdings, Inc.
189,300
1,003
Nomura Real Estate Holdings, Inc.
24,600
551
North Pacific Bank, Ltd.
71,500
145
Northeast Bank
32,477
846
Northern Trust Corp.
925
83
Office Properties Income Trust(ö)
10,598
245
Old Second Bancorp, Inc.
84,573
831
Park Hotels & Resorts, Inc.(ö)
7,028
117
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
221
Partners Group Holding AG
1,296
1,533
Peoples Bancorp, Inc.
52,511
1,602
Plymouth Industrial REIT, Inc.(ö)
41,147
602
PNC Financial Services Group, Inc.
(The)
530
76
Popular, Inc.
25,902
1,470
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Premier Financial Corp.
55,927
1,553
Principal Financial Group, Inc.
476
23
Progressive Corp. (The)
1,884
164
Prologis, Inc.(ö)
9,707
1,002
Prosperity Bancshares, Inc.
1,729
117
Prosus NV(Æ)
15,598
1,812
Public Storage(ö)
4,392
1,000
Raymond James Financial, Inc.
1,109
111
Realogy Holdings Corp.(Æ)
36,821
523
Rexford Industrial Realty, Inc.(Æ)
16,715
428
RMR Group, Inc. (The) Class A
25,220
930
Royal Bank of Canada - GDR
473
38
Safestore Holdings PLC(ö)
13,643
151
SBA Communications Corp.(ö)
169
45
Sberbank of Russia PJSC
250,280
850
Schroders PLC
1,626
76
Segro PLC(ö)
38,028
497
Shenzhen Investment, Ltd.
252,000
83
Silvercrest Asset Management Group,
Inc. Class A
44,020
674
Simon Property Group, LP(ö)
10,968
1,019
SP Plus Corp.(Æ)
35,103
1,018
Sprott , Inc.(Ñ)
23,339
663
Standard Life Aberdeen PLC(Æ)
18,874
78
Sumitomo Mitsui Banking Corp.
93,500
2,911
Sumitomo Mitsui Trust Holdings, Inc.
65,100
1,978
Summit Hotel Properties, Inc. (ö)
47,667
386
Sun Communities, Inc.(ö)
2,656
380
Sun Hung Kai Properties, Ltd.
26,000
358
Sun Life Financial, Inc.
2,665
123
Swiss Life Holding AG
225
102
T. Rowe Price Group, Inc.
790
124
Tiptree Financial, Inc. Class A
75,757
369
Tokyu Fudosan Holdings Corp.
23,300
132
Travelers Cos., Inc. (The)
291
40
Triumph Bancorp, Inc.(Æ)
19,502
1,118
Truist Financial Corp.
1,489
71
Turkiye Halk Bankasi AS(Æ)
142,415
102
UDR, Inc.(ö)
16,444
632
UMH Properties, Inc.(Æ)(ö)
127,702
1,940
UNITE Group PLC (The)(Æ)(ö)
8,166
107
United Urban Investment Corp.(ö)
108
147
Uranium Participation Corp.(Æ)
215,774
742
Velocity Financial, Inc.(Æ)
38,266
276
Ventas, Inc.(ö)
17,303
797
VEREIT, Inc.(ö)
16,145
569
VGP NV
552
91
VICI Properties, Inc.(ö)
17,429
441
Visa, Inc. Class A
607
117
Vonovia SE
10,029
672
Washington Trust Bancorp, Inc.
25,219
1,099
Webster Financial Corp.
23,402
1,094
Weyerhaeuser Co.(ö)
3,242
101
Wharf Real Estate Investment Co., Ltd.
27,000
144
Workspace Group PLC(ö)
6,775
66
XpresSpa Group, Inc.(Æ)(Ñ)
65,998
147
Yellow Cake PLC(Æ)(Þ)
116,144
345
Zurich Insurance Group AG
150
60
92,147
Health Care - 2.5%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abbott Laboratories
1,252
155
AbbVie, Inc.
2,525
259
AddLife AB Class B
31,286
547
Agilent Technologies, Inc.
1,264
152
Ambu A/S Class B
23,358
1,105
Amgen, Inc.
1,008
243
Anthem, Inc.(Æ)
286
85
Bausch & Lomb, Inc.(Æ)
2,663
87
Bristol-Myers Squibb Co.
3,397
209
Cellavision AB
14,322
508
Chemed Corp.
122
63
ChemoMetec A/S
8,012
665
Cigna Corp.
504
109
Edwards Lifesciences Corp.(Æ)
1,227
101
Evotec SE(Æ)
31,249
1,232
Fresenius Medical Care AG & Co.
1,045
85
H.U. Group Holdings, Inc.
23,700
702
Henry Schein, Inc.(Æ)
1,049
69
Humana, Inc.
226
87
Intuitive Surgical, Inc.(Æ)
139
104
Invacare Corp.
25,339
237
Japan Lifeline Co., Ltd.
72,200
1,039
Johnson & Johnson
2,187
357
KYORIN Holdings, Inc.
41,500
783
Lantheus Holdings, Inc.(Æ)
55,195
898
Lifco AB Class B
4,808
443
Lonza Group AG
1,148
734
Medtronic PLC
1,152
128
Natus Medical, Inc.(Æ)
18,944
462
Novartis AG
2,041
185
Novo Nordisk A/S Class B
19,113
1,329
Orion OYJ Class B
1,879
86
Pfizer, Inc.
2,009
72
Quest Diagnostics, Inc.
811
105
Recro Pharma, Inc.(Æ)
48,147
151
Regeneron Pharmaceuticals, Inc.(Æ)
83
42
ResMed , Inc.
541
109
Roche Holding AG
436
150
Sanofi - ADR
773
73
Sawai Pharmaceutical Co., Ltd.
20,300
925
Straumann Holding AG
553
614
Stryker Corp.
336
74
Suzuken Co., Ltd.
6,400
248
Takeda Pharmaceutical Co., Ltd.
69,500
2,437
Thermo Fisher Scientific, Inc.
327
167
Toho Holdings Co., Ltd.
35,400
669
Tsukui Corp.
57,500
309
United Therapeutics Corp.(Æ)
742
122
UnitedHealth Group, Inc.
978
326
Universal Health Services, Inc. Class B
617
77
West Pharmaceutical Services, Inc.
334
100
20,018
Materials and Processing - 5.7%
AddTech AB Class B
46,139
613
AdvanSix , Inc.(Æ)
25,786
550
Aichi Steel Corp.
6,400
187
Akzo Nobel NV
694
70
Amcor PLC
6,364
70
Artemis Gold, Inc.(Æ)(Ñ)
104,490
498
Asahi Glass Co., Ltd.
23,700
825
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BASF SE
2,533
197
Beacon Roofing Supply, Inc.(Æ)
13,720
546
Bear Creek Mining Corp.(Æ)
110,946
241
Brenntag AG
925
73
BrightView Holdings, Inc.(Æ)
16,822
239
Cameco Corp. Class A
159,993
1,987
Carel Industries SpA (Þ)
27,772
573
CCL Industries, Inc. Class B
2,530
116
Centerra Gold, Inc.
139,755
1,448
Chemours Co. (The)
11,211
295
Commercial Metals Co.
25,915
510
Constellium SE(Æ)
22,624
279
Evonik Industries AG
3,264
108
Fastenal Co.
996
45
Ferguson PLC
859
100
Forterra , Inc.(Æ)
41,328
756
Fresnillo PLC
42,239
571
Gabriel Resources, Ltd.(Æ)
3,331,429
560
Geberit AG
168
103
Getlink SE
14,446
223
Gold Fields, Ltd. - ADR
59,384
565
Haynes International, Inc.
11,291
262
HeidelbergCement AG
1,341
99
Hokuetsu Corp.
94,700
403
IAMGOLD Corp.(Æ)
35,669
121
IMI PLC
4,791
82
Impala Platinum Holdings, Ltd.
18,778
255
International Paper Co.
3,165
159
International Tower Hill Mines, Ltd.(Æ)
97,110
127
ITT, Inc.
932
70
Ivanhoe Mines, Ltd. Class A(Æ)
160,811
768
JFE Holdings, Inc.
147,900
1,299
Koninklijke DSM NV
7,385
1,290
Kronos Worldwide, Inc.
32,745
464
Kuraray Co., Ltd.
32,300
347
Landec Corp.(Æ)
81,390
868
Lanxess AG
17,923
1,351
Lennox International, Inc.
276
76
LG Corp. Class H
3,240
286
Linde PLC(Æ)
389
95
Macfarlane Group PLC
90,139
111
Matthews International Corp. Class A
9,601
293
MHP SE - GDR
129,507
775
Mosaic Co. (The)
45,852
1,190
Neenah Paper, Inc.
9,876
503
New Gold, Inc.(Æ)
176,138
338
Newcrest Mining, Ltd.
114,040
2,156
NexGen Energy, Ltd.(Æ)
361,543
1,021
Nippon Steel Corp.
207,100
2,418
Northern Dynasty Minerals, Ltd.(Æ)
567,614
325
NOVAGOLD Resources, Inc.(Æ)
37,437
341
NSK, Ltd.
24,600
225
Nucor Corp.
1,929
94
Packaging Corp. of America
925
124
Pan American Silver Corp.
12,553
406
Polyus PJSC - GDR
6,840
644
PPG Industries, Inc.
594
80
Reliance Steel & Aluminum Co.
900
104
Rio Tinto PLC
2,615
200
Royal Gold, Inc.
2,854
305
RPM International, Inc.
859
71

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schweitzer-Mauduit International, Inc.
23,241
863
Seabridge Gold, Inc.(Æ)
83,274
1,614
Sika AG
2,107
573
Simcorp SA - ADR
4,478
580
Sonoco Products Co.
1,303
75
Steel Dynamics, Inc.
3,165
108
Stella-Jones Corp.
2,840
102
Stora Enso OYJ Class R
4,296
78
Toray Industries, Inc.
142,000
929
Trane Technologies PLC
697
100
Tronox Holdings PLC Class A
92,808
1,425
Turquoise Hill Resources, Ltd.(Æ)
201,542
2,216
Univar Solutions, Inc. - ADR(Æ)
16,169
301
Universal Stainless & Alloy Products,
Inc.(Æ)
49,457
359
UPM- Kymmene OYJ
4,543
162
Valmont Industries, Inc.
430
83
Valvoline, Inc.
61,726
1,465
Venator Materials PLC(Æ)
96,652
389
Watsco , Inc.
317
76
Western Copper & Gold Corp.(Æ)
59,283
69
Wheaton Precious Metals Corp.
16,216
666
Yara International ASA
4,816
225
44,952
Producer Durables - 6.5%
3M Co.
1,297
228
ABB, Ltd.
2,714
80
ABM Industries, Inc.
6,237
229
Adecco Group AG
1,622
102
Aecon Group, Inc.
5,615
72
Aegion Corp. Class A(Æ)
15,676
288
Aena SME SA(Þ)
2,963
455
Aeroports de Paris(Æ)
894
103
Airports of Thailand PCL
34,100
67
Ametek , Inc.
518
59
AO Smith Corp.
1,297
70
Ardmore Shipping Corp.
143,127
458
Argan , Inc.
22,351
966
Atlantia SpA (Æ)
9,168
146
Atlas Copco AB(Æ)
1,443
79
Auckland International Airport, Ltd.(Æ)
50,130
267
CH Robinson Worldwide, Inc.
804
69
Chicony Electronics Co., Ltd.
51,000
157
Cintas Corp.
334
106
COSCO SHIPPING Ports, Ltd.
98,000
70
Covenant Transportation Group, Inc.
Class A(Æ)
20,100
303
Cummins, Inc.
987
231
Daqin Railway Co., Ltd. Class A
97,000
96
Deutsche Post AG
3,067
152
Diana Shipping, Inc.(Æ)
113,354
247
Dover Corp.
858
100
DSV Panalpina A/S
2,913
454
East Japan Railway Co.
40,400
2,736
Eaton Corp. PLC
638
75
Echo Global Logistics, Inc.(Æ)
19,951
525
Eiffage SA
1,443
131
Embraer SA - ADR(Æ)
40,230
258
Emerson Electric Co.
1,213
96
Epiroc AB Class A
84,928
1,630
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinox Gold Corp.(Æ)
11,815
113
Euronav NV
41,645
329
Expeditors International of Washington,
Inc.
1,112
100
Flughafen Zurich AG(Æ)
639
105
Fukuda Corp.
2,400
117
GP Strategies Corp.(Æ)
32,036
387
Great Lakes Dredge & Dock Corp.(Æ)
21,527
293
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ)
21,370
126
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ)
11,666
118
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ)
1,448
144
Guangshen Railway Co., Ltd. Class H
1,944,000
351
GVS SpA (Æ)(Þ)
27,135
492
Hankook Technology Group Co., Ltd.
23,038
327
Heidrick & Struggles International, Inc.
24,394
711
Hitachi, Ltd.
16,600
686
Hubbell, Inc. Class B
458
71
ICF International, Inc.
11,205
864
IDEX Corp.
363
68
Illinois Tool Works, Inc.
550
107
International Seaways, Inc.
9,061
145
Japan Steel Works, Ltd. (The)
12,100
337
JetBlue Airways Corp.(Æ)
36,910
529
JGC Holdings Corp.
151,000
1,724
Johnson Controls International PLC(Æ)
1,509
75
Kajima Corp.
118,400
1,592
Kamigumi Co., Ltd.
15,500
277
Kansas City Southern
327
66
KBR, Inc.
47,652
1,384
Knight-Swift Transportation Holdings,
Inc.(Æ)
22,702
908
Komatsu, Ltd.
71,800
1,979
Kone OYJ Class B
1,147
90
Koninklijke Vopak NV
1,271
64
Korn Ferry
11,208
511
Kuehne & Nagel International AG
442
101
Luks Group Vietnam Holdings Co., Ltd.
390,000
64
Macquarie Infrastructure Corp.
3,272
91
Magna International, Inc. Class A
1,241
87
Manitowoc Co., Inc. (The)(Æ)
19,299
254
Mitsubishi Corp.
90,300
2,292
Mitsubishi Heavy Industries, Ltd.
22,500
651
Mitsui & Co., Ltd.
54,800
1,018
MSC Industrial Direct Co., Inc. Class A
2,106
163
Nestle SA
1,478
166
Nippon Yusen
31,200
721
Norfolk Southern Corp.
485
115
Obayashi Corp.
71,000
600
Old Dominion Freight Line, Inc.
396
77
Organo Corp.
6,100
405
Orion Group Holdings, Inc.(Æ)
71,143
382
Orkla ASA
7,609
74
PACCAR, Inc.
860
78
Park24 Co., Ltd.
32,600
624
Paychex, Inc.
1,144
100
Pentair PLC
1,377
75
Preformed Line Products Co.
3,607
232
Pyeong Hwa Automotive Co., Ltd.
14,936
146
Quanta Services, Inc.
2,012
142

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Qube Holdings, Ltd.
96,554
209
Radiant Logistics, Inc.(Æ)
112,313
651
Real Alloy(Æ)(Š)
42
1,555
Regal Beloit Corp.
452
57
Robert Half International, Inc.
1,691
114
Securitas AB Class B
4,545
70
Seiko Epson Corp.
138,700
2,361
Skanska AB Class B
3,883
101
SKF AB Class B
2,898
79
Snap-on, Inc.
720
130
StealthGas , Inc.(Æ)
142,229
377
Stolt-Nielsen, Ltd. Class A
40,389
562
Sumitomo Heavy Industries, Ltd.
17,800
502
Sydney Airport(Æ)
30,799
134
Tachi -S Co., Ltd. Class S
7,000
71
Teekay Tankers, Ltd. Class A(Æ)(Ñ)
95,038
974
TFI International, Inc.(Æ)
1,591
106
Toromont Industries, Ltd.
1,119
75
Transurban Group - ADR(Æ)
41,848
422
TreeHouse Foods, Inc.(Æ)
23,829
1,006
Tsakos Energy Navigation, Ltd.
22,354
186
Tutor Perini Corp.(Æ)
116,303
1,733
United Parcel Service, Inc. Class B
595
92
Universal Truckload Services, Inc.
41,340
876
US Xpress Enterprises, Inc. Class A(Æ)
36,023
243
USA Truck, Inc.(Æ)
70,625
728
VAT Group AG(Æ)(Þ)
2,932
817
Vectrus , Inc.(Æ)
19,963
1,026
Vinci SA
775
72
Vishay Precision Group, Inc.(Æ)
8,753
280
West Japan Railway Co.
8,700
473
WSP Global, Inc.
793
74
WW Grainger, Inc.
193
70
Yellow Corp.(Æ)
27,993
146
Zhejiang Expressway Co., Ltd. Class H
86,000
69
51,394
Technology - 3.3%
Accenture PLC Class A
674
163
Activision Blizzard, Inc.
1,068
97
Adobe, Inc.(Æ)
389
178
Alpha & Omega Semiconductor, Ltd.(Æ)
27,905
802
Alphabet, Inc. Class A(Æ)
303
554
Alphabet, Inc. Class C(Æ)
73
134
Amdocs, Ltd.
1,590
112
Amphenol Corp. Class A
658
82
Amtech Systems, Inc.(Æ)
40,518
283
Analog Devices, Inc.
817
120
Apple, Inc.
9,586
1,265
Applied Materials, Inc.
890
86
Arrow Electronics, Inc.(Æ)
1,530
149
ASML Holding NV
3,529
1,878
Asustek Computer, Inc.
10,000
103
Automatic Data Processing, Inc.
1,058
175
Axcelis Technologies, Inc.(Æ)
34,464
1,180
BCE, Inc.
3,977
169
BE Semiconductor Industries NV
23,930
1,643
Bechtle AG
2,200
468
Benchmark Electronics, Inc.
28,853
731
Cadence Design Systems, Inc.(Æ)
881
115
CDW Corp.
567
75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cellnex Telecom SA(Þ)
1,720
101
Cisco Systems, Inc.
5,132
229
Cognex Corp.
885
73
Cognizant Technology Solutions Corp.
Class A
2,260
176
Corteva , Inc. Class W
1,893
75
Cosel Co., Ltd.
18,000
195
DSP Group, Inc.(Æ)
30,302
489
Eizo Corp.
11,900
427
F5 Networks, Inc.(Æ)
796
156
Facebook, Inc. Class A(Æ)
1,499
387
Fanuc Corp.
4,500
1,182
Foxconn Technology Co., Ltd.
37,000
99
GDS Holdings, Ltd. - ADR(Æ)(Ñ)
1,217
126
Genpact , Ltd.
3,047
117
Hon Hai Precision Industry Co., Ltd.
29,000
116
Infineon Technologies AG - ADR
43,169
1,735
Intel Corp.
4,817
267
Intuit, Inc.
313
113
Juniper Networks, Inc.
4,989
122
KLA Corp.
262
73
Leidos Holdings, Inc.
934
99
Lite-On Technology Corp.
56,000
110
Maxar Technologies, Inc.
13,358
559
Maxim Integrated Products, Inc.
848
74
Micron Technology, Inc.(Æ)
1,885
148
Microsoft Corp.
4,960
1,151
Netcompany Group A/S(Æ)(Þ)
17,825
1,666
NEXTDC, Ltd.(Æ)
7,450
66
NortonLifeLock , Inc.(Æ)
9,434
199
NVC International Holdings, Ltd.(Æ)
873,427
19
Ooma , Inc.(Æ)
32,067
432
PAX Global Technology, Ltd.
144,000
141
QAD, Inc. Class A
3,687
239
Quantum Corp.(Æ)
34,092
243
RADCOM, Ltd.(Æ)
41,929
426
Salesforce.com, Inc.(Æ)
415
94
Samsung Electronics Co., Ltd.
2,505
183
Skyworks Solutions, Inc.
862
146
Softcat PLC
67,613
1,389
SYNNEX Corp.
349
28
Synopsys, Inc.(Æ)
320
82
Texas Instruments, Inc.
1,428
237
Worldline SA(Æ)(Þ)
15,536
1,319
25,870
Utilities - 3.8%
ALLETE, Inc.
7,857
494
Alliant Energy Corp.
2,254
110
American Water Works Co., Inc.
1,104
176
AT&T, Inc.
7,978
228
Avista Corp.
12,471
467
Brigham Minerals, Inc. Class A
64,150
859
CenterPoint Energy, Inc.
2,503
53
Centrais Eletricas Brasileiras SA
159,958
839
Cheniere Energy, Inc.(Æ)
2,070
131
China Communications Services Corp.,
Ltd. Class H
100,000
45
China Resources Gas Group, Ltd.
32,000
160
Earthstone Energy, Inc. Class A(Æ)
175,795
904
Electricite de France SA
84,325
1,050

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Elia System Operator SA
371
45
Enbridge, Inc.
15,343
515
Enel SpA
36,520
363
Engie SA
4,681
73
ENN Energy Holdings, Ltd.
6,596
102
Entergy Corp.
770
73
Equitrans Midstream Corp.
6,039
40
Essential Utilities, Inc.
1,495
69
Evergy , Inc.
2,111
113
Exelon Corp.
3,685
153
Federal Grid Co. Unified Energy System
PJSC
526,645,540
1,497
FirstEnergy Corp.
3,888
120
Guangdong Investment, Ltd.
107,039
187
Hydro One, Ltd.(Þ)
2,093
48
Iberdrola SA
24,709
335
Inpex Corp.
101,000
594
International Business Machines Corp.
884
105
KDDI Corp.
84,100
2,477
Korea Electric Power Corp.
11,641
237
Korea Electric Power Corp. - ADR
30,681
315
KT Corp. - ADR
150,570
1,585
KT Corp.
15,650
334
LG Uplus Corp.
55,325
592
MEG Energy Corp. Class A(Æ)
260,675
868
National Grid PLC
8,874
103
New Jersey Resources Corp.
10,458
366
NextEra Energy, Inc.
9,126
738
Nippon Telegraph & Telephone Corp.
136,110
3,394
NorthWestern Corp.
1,485
81
Orsted A/S Class A(Þ)
636
120
Osaka Gas Co., Ltd.
56,200
1,037
Pembina Pipeline Corp.
6,936
183
Petronas Gas BHD
26,700
106
Proximus SA
7,643
161
Public Service Enterprise Group, Inc.
4,432
250
RGC Resources, Inc.
14,936
336
Rogers Communications, Inc. Class B
2,109
95
RusHydro PJSC
140,614,026
1,449
Severfield -Rowen PLC
83,594
80
Shenergy Co., Ltd. Class A
122,100
96
Shizuoka Gas Co., Ltd.
5,200
47
Sichuan Chuantou Energy Co., Ltd.
Class A
204,900
348
South Jersey Industries, Inc.(Ñ)
30,579
706
Southern Co. (The)
3,050
180
Swisscom AG
313
170
TC Energy Corp.(Æ)
5,556
238
Telecom Plus PLC
4,972
89
Telefonica Deutschland Holding AG
33,760
92
TELUS Corp.
6,397
132
T-Mobile US, Inc.(Æ)
829
105
Tokyo Gas Co., Ltd.
125,600
2,745
Unitil Corp.
5,503
224
Verizon Communications, Inc.
4,698
257
30,284
Total Common Stocks
(cost $291,928) 343,090
Preferred Stocks - 2.3%
Consumer Discretionary - 0.2%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CHS, Inc.
7.500% due 01/21/25(¢)
10,020
291
GMAC Capital Trust I
5.983% due 02/15/40
18,510
491
Hyundai Motor Co.
2.995% (Ÿ)
8,501
784
1,566
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 03/26/21(¢)
2,100
209
7.875% due 12/01/25(¢)
2,500
259
Henkel AG & Co. KGaA
2.228% (Ÿ)
939
98
566
Energy - 0.0%
Sempra Energy
5.750% due 07/01/79
6,492
177
Financial Services - 1.5%
Aegon Funding Co. II
5.100% due 12/15/49
6,748
176
Affiliated Managers Group, Inc.
4.750% due 09/30/60
6,800
178
Allstate Corp. (The)
5.100% due 10/15/24(¢)
4,209
113
AMG Capital Trust II
5.150% due 10/15/37
16,812
819
Apollo Global Management, Inc.
6.375% due 03/15/23(¢)
5,728
154
Arch Capital Group, Ltd.
5.250% due 09/29/21(¢)
6,824
175
Assurant, Inc.
5.250% due 01/15/61
7,619
201
Athene Holding, Ltd.
6.375% due 06/30/25(¢)
4,985
137
4.875% due 12/30/25(¢)
8,000
200
6.350% due 06/30/29(¢)
7,585
217
Axis Capital Holdings, Ltd.
5.500% due 11/07/21(¢)
7,000
180
Bank of America Corp.
7.250%
464
679
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢)
13,600
349
Brookfield Finance, Inc.
4.625% due 10/16/80
8,800
220
Brookfield Property Partners, LP
5.750% due 03/31/25(¢)
8,357
194
Capital One Financial Corp.
4.800% due 06/01/25(¢)
6,814
173
CNO Financial Group, Inc.
5.125% due 11/25/60
6,800
174
CoBank ACB
6.250% due 10/01/22(¢)
7,300
790
Dime Community Bancshares, Inc.
5.500% (¢)
10,575
268
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
9,800
255
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢)
5,596
607

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Farmer Mac
5.250% due 10/17/25(¢)
9,705
259
First Citizens BancShares , Inc.
5.375% due 03/15/25(¢)
6,220
166
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
263
Fulton Financial Corp.
5.125% due 01/15/26(¢)
7,700
202
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
9,401
244
Legg Mason, Inc.
5.450% due 09/15/56
10,000
256
Morgan Stanley
6.875% due 01/15/24(¢)
6,190
175
6.375% due 10/15/24(¢)
8,806
250
5.850% due 04/15/27(¢)
6,676
191
New York Community Capital Trust V
6.000% due 11/01/51
9,150
420
Regions Financial Corp.
5.700% due 05/15/29(¢)
8,611
247
Selective Insurance Group, Inc.
4.600% due 12/15/25(¢)
1,895
47
Signature Bank
5.000% due 12/30/25(¢)
14,500
369
South Jersey Industries, Inc.
5.625% due 09/16/79
17,000
436
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
8,018
213
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
187
Synchrony Financial
5.625% due 11/15/24(¢)
15,328
407
Truist Financial Corp.
4.750% due 09/01/25(¢)
412
11
Wells Fargo & Co.
5.200% due 03/15/21(¢)
6,500
164
5.500% due 09/15/21(¢)
5,228
135
5.850% due 09/15/23(¢)
6,575
174
4.700% due 12/15/25(¢)
7,100
179
4.750% due 03/15/25(¢)
17,770
445
11,699
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
0.294% (Ÿ)
1,593
136
Grifols SA
2.501% (Ÿ)
51,735
917
1,053
Utilities - 0.4%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
7,939
220
6.200% due 07/01/79
3,918
109
AT&T, Inc.
4.750% due 02/18/25(¢)
4,600
117
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢)
9,062
231
Enbridge, Inc.
6.375% due 04/15/78
2,686
72
Energy Transfer Operating, LP
7.625% due 08/15/23(¢)
9,188
198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.600% due 05/15/24(¢)
6,024
133
Integrys Holding, Inc.
6.000% due 08/01/73
12,150
323
NiSource, Inc.
6.500% due 03/15/24(¢)
5,609
158
SCE Trust V
5.450% due 03/15/26(¢)
10,600
271
Southern Co. (The)
4.200% due 10/15/60
3,306
83
4.950% due 01/30/80
12,700
331
United States Cellular Corp.
6.250% due 09/01/69
12,800
343
5.550% due 03/01/70
15,600
392
2,981
Total Preferred Stocks
(cost $17,007) 18,042
Options Purchased - 6.2%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Feb 2021 103.31
Call (1) USD 24,000 (ÿ) 27
JPMorgan Chase Feb 2021 104.88
Call (1) USD 30,000 (ÿ) 89
JPMorgan Chase Feb 2021 105.25
Call (1) USD 20,000 (ÿ) 45
JPMorgan Chase Feb 2021 105.91
Call (1) USD 56,000 (ÿ) 194
JPMorgan Chase Feb 2021 107.00
Call (1) USD 32,000 (ÿ) 66
JPMorgan Chase Mar 2021 102.88
Call (1) USD 26,000 (ÿ) 121
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (700) GBP 47,075 (ÿ) 2,430
NASDAQ 100 E-Mini
Index Futures
Morgan Stanley May 2021
13,750.00 Call (60) USD 82,500 (ÿ) 2,839
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
442
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
539
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
588
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
337
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/16/25)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
160
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/04/25)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
496

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
487
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
595
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
416
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
424
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
703
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/10/30)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
204
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
252
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
252
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/17/30)
Bank of America Sep 2030 0.00
Call (1)
8,682
(ÿ)
575
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/17/30)
Bank of America Sep 2030 0.00
Call (1)
16,504
(ÿ)
633
(Citigroup, USD 1.196%/USD 3 Month
LIBOR, USD 648, 02/12/21)
Citigroup Feb 2021 0.00 Call (1)
648
(ÿ)
5
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 648, 07/13/21)
Citigroup Jul 2021 0.00 Call (1)
648
(ÿ)
4
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
576
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/22/41)
Citigroup Jan 2041 0.00 Call (1)
2,166
(ÿ)
320
(Goldman Sachs, USD 0.576%/USD 3
Month LIBOR, USD 1,297, 02/08/21)
Goldman Sachs Feb 2021 0.00
Call (1)
1,297
(ÿ)
3
(Goldman Sachs, USD 1.065%/USD 3
Month LIBOR, USD 1,297, 04/13/21)
Goldman Sachs Apr 2021 0.00
Call (1)
1,297
(ÿ)
8
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
172
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
598
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 09/27/24)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
827
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
840
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
565
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
398
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/16/25)
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
134
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/17/25)
Goldman Sachs Sep 2025 0.00
Call (1)
8,082
(ÿ)
503
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
574
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
618
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
428
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
562
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/04/30)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
314
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/10/30)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
239
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
696
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
578
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
316
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
96
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
281
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
419

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
859
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
700
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
240
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/16/25)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
736
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/04/25)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
1,495
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
867
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
708
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
451
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
492
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
669
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/10/30)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
480
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
589
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
645
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/17/30)
Bank of America Sep 2030 0.00
Put (1)
8,682
(ÿ)
1,452
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/17/30)
Bank of America Sep 2030 0.00
Put (1)
16,504
(ÿ)
1,552
(Barclays, USD 3 Month LIBOR/USD
0.615%, USD 97,000, 04/13/21)
Barclays Apr 2021 0.00 Put (1)
96,999
(ÿ)
258
(Citigroup, USD 3 Month LIBOR/USD
1.196%, USD 648, 02/12/21)
Citigroup Feb 2021 0.00 Put (1)
648
(ÿ)
2
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
714
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/22/41)
Citigroup Jan 2041 0.00 Put (1)
2,166
(ÿ)
322
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.576%, USD 1,297, 02/08/21)
Goldman Sachs Feb 2021 0.00
Put (1)
1,297
(ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
283
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
686
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
883
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
869
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
728
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
462
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/16/25)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
613
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/17/25)
Goldman Sachs Sep 2025 0.00
Put (1)
8,082
(ÿ)
1,735
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
770
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
760
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
488
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
584
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/04/30)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
693
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/10/30)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
559
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
590
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/17/29)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
547
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
279
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
240
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
659
Total Options Purchased
(cost $52,142) 48,648
Short-Term Investments - 15.2%
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š) 5 2
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ) 606 607
Dycom Industries, Inc.
0.750% due 09/15/21 881 943
Encore Capital Group, Inc.
2.875% due 03/15/21 1,390 1,365
Evolent Health, Inc.
2.000% due 12/01/21 592 602
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 23,612,000 1,718
Jazz Investments I, Ltd.
1.875% due 08/15/21 1,155 1,172
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 245 245
Newpark Resources, Inc.
4.000% due 12/01/21 247 220
NuVasive , Inc.
2.250% due 03/15/21 1,040 1,040
Ship Finance International, Ltd.
5.750% due 10/15/21 335 333
Spirit Realty Capital, Inc.
3.750% due 05/15/21 307 310
Thailand Government International Bond
3.650% due 12/17/21 5,320 183
TimkenSteel Corp.
6.000% due 06/01/21 178 177
Twitter, Inc.
1.000% due 09/15/21 1,326 1,342
U.S. Cash Management Fund(@) 86,373,360
(∞)
86,356
United States Treasury Bills
0.029% due 02/04/21 (ç)(ž) 300 300
0.039% due 02/11/21 (ç)(ž) 700 700
0.084% due 02/25/21 (ç)(ž) 1,236 1,236
0.092% due 03/04/21 (ç)(ž) 1,000 1,000
0.080% due 03/09/21 (ç)(ž) 1,002 1,002
0.058% due 03/18/21 (ç)(ž) 780 780
0.055% due 03/25/21 (ç)(ž) 365 365
0.056% due 04/01/21 (ç)(ž) 2,125 2,125
0.060% due 04/15/21 (ž) 515 515
0.068% due 05/13/21 (ž) 1,118 1,118
0.074% due 05/20/21 (ž) 100 100
0.073% due 06/03/21 (ž) 790 790
0.076% due 07/01/21 (ž) 2,135 2,134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.068% due 07/08/21 (ž) 1,135 1,135
0.069% due 07/15/21 (ž) 290 290
0.069% due 07/22/21 (ž) 2,365 2,364
Series WI
0.045% due 02/02/21 (ç)(ž) 412 412
0.076% due 02/09/21 (ç)(ž) 2,906 2,906
0.079% due 02/16/21 (ç)(ž) 1,169 1,169
0.078% due 02/23/21 (ç)(ž) 1,935 1,935
0.091% due 03/02/21 (ç)(ž) 745 745
Verint Systems, Inc.
1.500% due 06/01/21 675 781
Total Short-Term Investments
(cost $120,272) 120,517
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×)
6,992,393
(∞)
6,992
Total Other Securities
(cost $6,992) 6,992
Total Investments - 108.7%
(identified cost $802,768) 858,913
Other Assets and Liabilities,
Net - (8.7)%
(68,920)
Net Assets - 100.0%
789,993

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.2%
Aena SME SA 11/09/15 EUR 2,963 123.73 367
455
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
124
AXA SA 01/14/19 400,000 106.15 425
558
Banco do Brasil SA/Cayman 01/21/21 200,000 112.51 225
224
Bank of China (Hong Kong), Ltd. 09/11/18 600,000 100.00 600
650
BNP Paribas SA 07/14/16 300,000 113.00 339
329
BNP Paribas SA 08/13/18 700,000 107.66 754
809
BNP Paribas SA 09/15/20 200,000 104.38 209
209
BNP Paribas SA 09/23/20 200,000 106.66 213
217
BNP Paribas SA 09/23/20 400,000 115.89 464
471
Carel Industries SpA 06/17/20 EUR 27,772 17.69 491
573
Cellnex Telecom SA 01/23/20 EUR 1,720 55.30 95
101
Cheniere Energy, Inc. 09/25/20 606,430 100.54 610
607
Credit Agricole SA 02/03/16 800,000 106.67 852
965
Credit Agricole SA 03/12/19 200,000 107.50 215
225
Credit Agricole SA 09/16/20 200,000 109.50 219
221
Credit Suisse Group AG 07/09/18 800,000 103.05 823
870
Credit Suisse Group AG 08/14/19 500,000 103.41 517
557
Credit Suisse Group AG 10/15/19 400,000 109.46 438
450
Credit Suisse Group AG 08/04/20 400,000 100.89 404
423
Credit Suisse Group AG 09/23/20 200,000 110.13 220
222
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
334
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 250,000 112.00 280
256
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
259
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
209
Dino Polska SA 01/07/21 PLN 8,005 73.14 585
562
Dresdner Funding Trust I 07/18/16 300,000 113.95 342
440
Enel SpA 12/07/16 450,000 114.34 515
525
ESR Cayman, Ltd. 12/17/19 HKD 36,600 2.22 81
131
Farm Credit Bank of Texas 07/18/16 5,596 106.13 594
607
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
300
Fortive Corp. 11/21/19 1,260,000 97.93 1,234
1,276
Granite Point Mortgage Trust, Inc. 04/11/18 1,160,000 91.23 1,058
1,086
Guess?, Inc. 05/27/20 441,000 71.80 317
504
GVS SpA 06/26/20 EUR 27,135 11.76 319
492
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
207
HSBC Capital Funding, LP 07/14/16 325,000 145.95 474
553
Hydro One, Ltd. 01/31/20 CAD 2,093 20.46 43
48
Instone Real Estate Group AG 03/28/19 EUR 6,810 24.26 165
173
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
225
j2 Global, Inc. 07/29/20 625,000 81.22 508
670
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
189
Liberty Latin America, Ltd. 06/05/20 550,000 86.36 475
518
MetLife Capital Trust IV 07/15/16 400,000 120.78 483
568
MetLife, Inc. 07/14/16 325,000 139.49 453
493
MGIC Investment Corp. 09/14/20 1,075,000 129.17 1,389
1,416
Momo , Inc. 07/06/20 866,000 83.11 720
726
Morgan Stanley Capital I Trust 07/26/17 496,000 88.67 440
334
Morgan Stanley Capital I Trust 08/21/17 586,000 88.04 516
304
Netcompany Group A/S 06/17/20 DKK 17,825 63.16 1,125
1,666
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
335
Nippon Life Insurance Co. 01/15/20 400,000 104.46 418
424
Nordea Bank AB 09/15/20 200,000 113.66 227
228
Nutanix , Inc. 05/06/20 1,034,000 91.55 947
1,049
NuVasive , Inc. 11/24/20 442,000 91.10 403
426
On the Beach Group PLC 06/18/20 GBP 156,118 3.81 595
702
One Call Corp. 02/19/19 8,967,926 90.78 8,140
8,967
Orsted A/S 11/08/19 DKK 636 118.31 75
120
Pluralsight , Inc. 04/17/20 1,333,000 88.97 1,186
1,308
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
217
SBL Holdings LLC 02/04/20 215,000 94.24 203
182
Scentre Group Trust 2 09/16/20 300,000 100.00 300
309
Scentre Group Trust 3 09/16/20 500,000 100.00 500
521
Societe Generale SA 09/21/17 200,000 108.55 217
205
Societe Generale SA 02/07/18 600,000 109.29 656
659
Societe Generale SA 06/05/20 400,000 103.38 414
442
Societe Generale SA 09/16/20 200,000 114.28 229
235

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Societe Generale SA 11/12/20 400,000 100.00 400
417
Standard Chartered PLC 02/07/18 200,000 109.87 220
217
Standard Chartered PLC 10/11/18 200,000 101.25 203
210
Standard Chartered PLC 01/05/21 200,000 100.00 200
202
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
463
Tabula Rasa HealthCare, Inc. 12/02/20 647,000 87.25 565
709
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
439
UBS-Barclays Commercial Mortgage Trust 10/18/17 66,000 71.36 47
41
VAT Group AG 06/17/20 CHF 2,932 180.86 530
817
Vonage Holdings Corp. 04/14/20 715,000 89.36 639
760
Weibo Corp. 03/25/20 808,000 95.32 770
774
Western Digital Corp. 01/28/19 1,643,000 93.52 1,536
1,648
WFRBS Commercial Mortgage Trust 11/01/17 31,000 89.08 28
19
Worldline SA 06/17/20 EUR 15,536 81.07 1,259
1,319
Yellow Cake PLC 09/23/19 GBP 116,144 2.56 297
345
49,040
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 78 AUD 11,378 03/21
(50)
EURO STOXX 50 Index Futures 952 EUR 33,111 03/21
(512)
FTSE 100 Index Futures 117 GBP 7,442 03/21
(186)
Japanese 10 Year Government Bond Futures 7 JPY 1,062,740 03/21
(15)
MSCI Emerging Markets Index Futures 570 USD 37,794 03/21
2,131
S&P 500 E-Mini Index Futures 105 USD 19,452 03/21
(309)
S&P Financial Select Sector Index Futures 581 USD 51,694 03/21
1,075
SPI 200 Index Futures 40 AUD 6,541 03/21
(14)
United States Treasury Ultra Bond Futures 444 USD 90,895 03/21
(5,243)
Short Positions
Euro-Bund Futures 36 EUR 6,381 03/21
(23)
FTSE 250 Index Futures 24 GBP 970 03/21
(36)
Long Gilt Futures 48 GBP 6,435 03/21
(5)
MSCI EAFE Index Futures 169 USD 17,876 03/21
682
MSCI Emerging Markets Index Futures 81 USD 5,371 03/21
259
NASDAQ 100 E-Mini Index Futures 152 USD 39,250 03/21
(1,638)
Russell 2000 E-Mini Index Futures 981 USD 101,445 03/21
(7,609)
S&P 500 E-Mini Index Futures 34 USD 6,299 03/21
233
S&P MidCap 400 E-Mini Index Futures 2 USD 467 03/21
18
S&P/TSX 60 Index Futures 110 CAD 22,508 03/21
287
TOPIX Index Futures 305 JPY 5,502,200 03/21
(1,378)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(12,333)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.31 USD 24,000 02/04/21
(61)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.88 USD 30,000 02/04/21
(5)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.25 USD 20,000 02/04/21
(32)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.91 USD 56,000 02/04/21
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 107.00 USD 32,000 02/04/21
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.88 USD 26,000 03/04/21
(85)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 21,872,
03/19/25
Bank of America
Call 1 0.00 21,872 03/19/25
(179)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 2,758,
03/25/30
Bank of America
Call 2 0.00 5,516 03/25/30
(146)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 4,348,
11/12/30
Bank of America
Call 1 0.00 4,348 11/12/30
(375)
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 5,268,
11/12/30
Bank of America
Call 1 0.00 5,268 11/12/30
(473)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 8,184,
11/12/30
Bank of America
Call 1 0.00 8,184 11/12/30
(405)
Barclays, USD 3 Month LIBOR/USD
0.615%, USD 97,000, 04/13/21
Barclays
Call 1 0.00 96,999 04/13/21
(403)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/12/25
Citigroup
Call 1 0.00 4,092 11/12/25
(371)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/22/31
Citigroup
Call 1 0.00 2,607 01/22/31
(309)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.165%, USD 648, 04/13/21
Goldman Sachs
Call 1 0.00 648 04/13/21
(7)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 4,932,
11/10/25
Goldman Sachs
Call 1 0.00 4,932 11/10/25
(471)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/26/30
Goldman Sachs
Call 1 0.00 8,722 03/26/30
(228)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/25/27
JPMorgan Chase
Call 1 0.00 35,575 03/25/27
(97)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 9,864, 11/12/30
JPMorgan Chase
Call 1 0.00 9,864 11/12/30
(511)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(112)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(114)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/25/25
UBS
Call 1 0.00 21,933 03/25/25
(63)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/19/25
Bank of America
Put 1 0.00 21,872 03/19/25
(220)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/25/30
Bank of America
Put 2 0.00 5,516 03/25/30
(656)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/12/30
Bank of America
Put 1 0.00 4,348 11/12/30
(590)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 5,268,
11/12/30
Bank of America
Put 1 0.00 5,268 11/12/30
(689)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/12/30
Bank of America
Put 1 0.00 8,184 11/12/30
(630)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 648, 07/13/21
Citigroup
Put 1 0.00 648 07/13/21
(6)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/12/25
Citigroup
Put 1 0.00 4,092 11/12/25
(671)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/22/31
Citigroup
Put 1 0.00 2,607 01/22/31
(315)
Goldman Sachs, USD 1.465%/USD 3
Month LIBOR, USD 648, 04/13/21
Goldman Sachs
Put 1 0.00 648 04/13/21
(2)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/10/25
Goldman Sachs
Put 1 0.00 4,932 11/10/25
(772)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/26/30
Goldman Sachs
Put 1 0.00 8,722 03/26/30
(1,043)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/25/27
JPMorgan Chase
Put 1 0.00 35,575 03/25/27
(362)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/12/30
JPMorgan Chase
Put 1 0.00 9,864 11/12/30
(730)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(531)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(528)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/25/25
UBS
Put 1 0.00 21,933 03/25/25
(136)
Total Liability for Options Written (premiums received $12,352)
(12,330)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 24 AUD 32 03/10/21 —
Bank of America USD 41 AUD 53 03/10/21 —
Bank of America USD 111 AUD 145 03/10/21 —
Bank of America USD 10,003 JPY 1,036,500 03/17/21 (102)
Bank of America USD 38 NOK 332 03/10/21 1
Bank of America USD 1,090 NOK 9,887 03/10/21 64
Bank of America AUD 40 USD 30 03/10/21 (1)
Bank of America AUD 1,768 USD 1,292 03/10/21 (60)
Bank of America GBP 5 USD 7 02/01/21 —
Bank of America INR 7,620 USD 102 03/17/21 (2)
Bank of America JPY 10,237 USD 98 02/02/21 —
Bank of America NOK 95 USD 11 03/10/21 —
Bank of America NOK 357 USD 42 03/10/21 —
Bank of America NOK 820 USD 96 03/10/21 —
Bank of America SGD 59 USD 45 02/02/21 —
Bank of America TWD 90,790 USD 3,275 03/17/21 18
Bank of Montreal USD 1,763 CHF 1,562 03/17/21 (7)
Bank of Montreal USD 4,054 EUR 3,344 03/17/21 7
Bank of Montreal USD 4,748 GBP 3,536 03/17/21 99
Bank of Montreal CAD 2,749 USD 2,152 03/17/21 2
Bank of Montreal JPY 884,536 USD 8,503 03/17/21 54
Bank of New York USD 1,763 CHF 1,562 03/17/21 (7)
Bank of New York USD 4,056 EUR 3,344 03/17/21 5
Bank of New York USD 4,751 GBP 3,536 03/17/21 95
Bank of New York USD 2,351 JPY 245,021 03/10/21 (11)
Bank of New York USD 33 NZD 47 03/10/21 1
Bank of New York USD 2,401 NZD 3,492 03/10/21 109
Bank of New York CAD 2,749 USD 2,150 03/17/21 —
Bank of New York JPY 245,021 USD 2,356 03/10/21 16
Bank of New York JPY 884,536 USD 8,503 03/17/21 55
Bank of New York NZD 51 USD 37 03/10/21 —
Bank of New York NZD 62 USD 45 03/10/21 —
Bank of New York NZD 286 USD 206 03/10/21 1
Brown Brothers Harriman USD 292 EUR 239 02/02/21 (3)
Brown Brothers Harriman USD 693 EUR 571 02/02/21 —
Brown Brothers Harriman USD 612 GBP 446 02/02/21 (1)
Brown Brothers Harriman EUR 228 USD 277 02/02/21 —
Brown Brothers Harriman EUR 581 USD 712 02/02/21 7

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman EUR 222 USD 269 03/02/21 (1)
Brown Brothers Harriman EUR 567 USD 688 03/02/21 —
Brown Brothers Harriman GBP 211 USD 288 02/02/21 (1)
Brown Brothers Harriman GBP 235 USD 319 02/02/21 (3)
Brown Brothers Harriman GBP 442 USD 607 03/02/21 1
Citigroup USD 32 GBP 24 03/10/21 1
Citigroup USD 1,282 GBP 967 03/10/21 43
Citigroup CNY 118,694 USD 18,051 03/17/21 (290)
Citigroup GBP 3 USD 4 03/10/21 —
Citigroup GBP 16 USD 22 03/10/21 —
Citigroup GBP 89 USD 122 03/10/21 —
Citigroup RUB 728,250 USD 9,834 03/17/21 247
HSBC USD 60 BRL 327 03/02/21 —
HSBC USD 245 BRL 1,306 03/02/21 (6)
HSBC USD 2,224 BRL 11,658 03/02/21 (95)
HSBC USD 113 CLP 81,178 02/08/21 (2)
HSBC USD 486 CLP 358,499 02/08/21 2
HSBC USD 423 CNY 2,871 02/18/21 22
HSBC USD 500 CNY 3,266 02/18/21 6
HSBC USD 545 CNY 3,606 02/18/21 13
HSBC USD 924 CNY 5,980 02/18/21 2
HSBC USD 3,023 CNY 20,396 02/18/21 135
HSBC USD 830 CNY 5,417 05/27/21 3
HSBC USD 4,895 CNY 32,023 05/27/21 29
HSBC USD 1,438 HUF 427,619 05/13/21 14
HSBC USD 138 MXN 2,780 04/15/21 (4)
HSBC USD 200 MXN 4,068 04/15/21 (3)
HSBC USD 278 PEN 1,010 05/07/21 (1)
HSBC USD 152 PHP 7,311 02/26/21 —
HSBC USD 114 PLN 423 02/08/21 —
HSBC USD 3,475 PLN 13,345 02/08/21 108
HSBC USD 3,293 PLN 12,314 05/27/21 17
HSBC USD 311 RON 1,289 03/23/21 10
HSBC USD 17 RUB 1,280 02/26/21 —
HSBC USD 1,000 RUB 75,193 02/26/21 (8)
HSBC USD 1,545 THB 47,059 03/23/21 27
HSBC USD 85 ZAR 1,299 05/07/21 —
HSBC USD 256 ZAR 3,926 05/07/21 —
HSBC BRL 778 USD 150 03/02/21 8
HSBC BRL 2,500 USD 482 03/02/21 26
HSBC CLP 439,677 USD 556 02/08/21 (43)
HSBC CLP 358,499 USD 487 05/24/21 (1)
HSBC CNY 4,096 USD 630 02/18/21 (4)
HSBC CNY 32,023 USD 4,927 02/18/21 (31)
HSBC COP 1,087,123 USD 316 04/22/21 12
HSBC COP 2,387,325 USD 687 04/22/21 20
HSBC CZK 31,795 USD 1,471 05/13/21 (12)
HSBC HUF 61,760 USD 210 05/13/21 —
HSBC IDR 1,839,630 USD 130 03/03/21 (1)
HSBC IDR 24,257,152 USD 1,620 03/03/21 (103)
HSBC MXN 983 USD 49 04/15/21 1
HSBC MXN 1,069 USD 53 04/15/21 1
HSBC MXN 1,142 USD 57 04/15/21 1
HSBC MXN 1,165 USD 58 04/15/21 1
HSBC MXN 1,166 USD 58 04/15/21 1
HSBC MXN 1,166 USD 58 04/15/21 1
HSBC MXN 1,166 USD 58 04/15/21 1
HSBC MXN 1,291 USD 64 04/15/21 2
HSBC MXN 1,297 USD 64 04/15/21 1
HSBC MXN 1,298 USD 64 04/15/21 1
HSBC MXN 1,298 USD 64 04/15/21 1
HSBC MXN 1,298 USD 64 04/15/21 1
HSBC MXN 1,298 USD 64 04/15/21 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC MXN 2,438 USD 120 04/15/21 2
HSBC MXN 2,616 USD 130 04/15/21 3
HSBC PEN 145 USD 40 05/07/21 —
HSBC PEN 2,128 USD 587 05/07/21 2
HSBC PHP 963 USD 20 02/26/21 —
HSBC PHP 6,349 USD 131 02/26/21 (1)
HSBC PHP 7,311 USD 151 05/28/21 —
HSBC PLN 1,454 USD 390 02/08/21 —
HSBC PLN 12,314 USD 3,290 02/08/21 (16)
HSBC RON 482 USD 120 03/23/21 —
HSBC RUB 9,786 USD 130 02/26/21 1
HSBC RUB 15,963 USD 208 02/26/21 (3)
HSBC RUB 50,723 USD 656 02/26/21 (13)
HSBC RUB 1,280 USD 17 05/28/21 —
HSBC THB 2,666 USD 88 03/23/21 (1)
HSBC ZAR 1,669 USD 111 05/07/21 2
HSBC ZAR 5,243 USD 349 05/07/21 7
HSBC ZAR 5,249 USD 349 05/07/21 7
JPMorgan Chase USD 1,764 CHF 1,562 03/17/21 (8)
JPMorgan Chase USD 4,058 EUR 3,344 03/17/21 4
JPMorgan Chase USD 4,753 GBP 3,536 03/17/21 93
JPMorgan Chase USD 4,568 HKD 35,409 03/17/21 (1)
JPMorgan Chase USD 2,189 MXN 44,540 03/17/21 (26)
JPMorgan Chase USD 1,019 SGD 1,360 03/17/21 5
JPMorgan Chase CAD 2,749 USD 2,150 03/17/21 —
JPMorgan Chase JPY 884,536 USD 8,501 03/17/21 54
JPMorgan Chase ZAR 2,710 USD 178 03/17/21 —
Royal Bank of Canada USD 48 CAD 63 03/10/21 1
Royal Bank of Canada USD 1,270 CAD 1,662 03/10/21 30
Royal Bank of Canada USD 1,765 CHF 1,562 03/17/21 (9)
Royal Bank of Canada USD 201 EUR 165 02/02/21 —
Royal Bank of Canada USD 4,063 EUR 3,344 03/17/21 (1)
Royal Bank of Canada USD 138 GBP 100 02/02/21 —
Royal Bank of Canada USD 4,759 GBP 3,536 03/17/21 86
Royal Bank of Canada CAD — USD — 02/02/21 —
Royal Bank of Canada CAD 16 USD 13 02/02/21 —
Royal Bank of Canada CAD 12 USD 9 03/10/21 —
Royal Bank of Canada CAD 15 USD 12 03/10/21 —
Royal Bank of Canada CAD 146 USD 114 03/10/21 —
Royal Bank of Canada CAD 2,749 USD 2,151 03/17/21 1
Royal Bank of Canada DKK 1,896 USD 310 02/02/21 —
Royal Bank of Canada GBP 4 USD 6 02/02/21 —
Royal Bank of Canada JPY 884,536 USD 8,506 03/17/21 57
Standard Chartered USD 1,763 CHF 1,562 03/17/21 (7)
Standard Chartered USD 4,056 EUR 3,344 03/17/21 5
Standard Chartered USD 4,751 GBP 3,536 03/17/21 95
Standard Chartered USD 103 INR 7,620 03/17/21 1
Standard Chartered CAD 2,749 USD 2,150 03/17/21 —
Standard Chartered JPY 884,536 USD 8,499 03/17/21 51
State Street USD 5,816 AUD 7,784 03/17/21 134
State Street USD 202 BRL 1,104 02/01/21 —
State Street USD 18,061 CNY 118,694 03/17/21 281
State Street USD 29 EUR 23 03/10/21 —
State Street USD 103 EUR 85 03/10/21 —
State Street USD 7,196 KRW 7,859,050 03/17/21 (168)
State Street USD 9,844 RUB 728,250 03/17/21 (257)
State Street USD 90 SEK 732 03/10/21 (2)
State Street USD 217 SEK 1,804 03/10/21 (1)
State Street USD 1,158 SEK 9,812 03/17/21 16
State Street USD 3,292 TWD 90,790 03/17/21 (36)
State Street USD 180 ZAR 2,710 03/17/21 (2)
State Street EUR 5,329 USD 6,465 02/01/21 (3)
State Street EUR 9 USD 11 03/10/21 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 40 USD 48 03/10/21 (1)
State Street EUR 915 USD 1,088 03/10/21 (23)
State Street HKD 35,409 USD 4,567 03/17/21 —
State Street MXN 44,540 USD 2,230 03/17/21 68
State Street NOK 8,070 USD 919 03/17/21 (23)
State Street SEK 143 USD 17 03/10/21 —
State Street SEK 21,158 USD 2,483 03/10/21 (50)
State Street SGD 1,360 USD 1,018 03/17/21 (6)
UBS USD 72 CHF 64 03/10/21 (1)
UBS USD 351 CHF 312 03/10/21 —
UBS CHF 12 USD 13 03/10/21 —
UBS CHF 167 USD 184 03/10/21 (3)
UBS CHF 3,272 USD 3,602 03/10/21 (74)
UBS KRW 7,859,050 USD 7,246 03/17/21 217
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
978
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 10,048 1 Month LIBOR
(1)
01/12/45 — 36 36
Short
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 10,048 1 Month LIBOR
(1)
01/12/45 — (36) (36)
Russell 1000 Index Total Return Goldman Sachs USD 30,389 3 Month LIBOR + 0.245%
(2)
04/16/21 — 2,171 2,171
Total Open Total Return Swap Contracts (å) — 2,171 2,171
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 16,555 Three Month LIBOR
(2)
0.210%
(3)
12/31/22
— (8) (8)
Barclays USD 250 0.205%
(3)
Three Month LIBOR
(2)
01/08/23
— — —
Barclays USD 215 0.215%
(3)
Three Month LIBOR
(2)
01/11/23
— — —
Barclays USD 804 0.215%
(3)
Three Month LIBOR
(2)
01/13/23
— 1 1
Barclays USD 3,082 0.228%
(3)
Three Month LIBOR
(2)
01/14/23
— 3 3
Barclays USD 765 0.221%
(3)
Three Month LIBOR
(2)
01/15/23
— 1 1
Barclays USD 2,677 0.224%
(3)
Three Month LIBOR
(2)
01/15/23
— 2 2
Barclays USD 17,683 0.202%
(3)
Three Month LIBOR
(2)
01/22/23
— 7 7
Barclays USD 15,324 Three Month LIBOR
(2)
0.201%
(3)
01/28/23
— (5) (5)
Barclays USD 15,740 Three Month LIBOR
(2)
0.191%
(3)
02/02/23
— — —
Barclays USD 43,004 Three Month LIBOR
(2)
0.250%
(3)
03/17/23
(41) (15) (56)
Barclays USD 9,234 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (43) (43)
Barclays USD 1,345 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (9) (9)
Barclays USD 957 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (8) (8)
Barclays USD 1,224 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 9 9
Barclays USD 1,294 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 5 5

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,294 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 2 2
Barclays USD 1,323 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (6) (6)
Barclays USD 5,412 Three Month LIBOR
(2)
0.442%
(3)
01/05/26
— 23 23
Barclays USD 4,717 Three Month LIBOR
(2)
0.430%
(3)
01/06/26
— 23 23
Barclays USD 639 Three Month LIBOR
(2)
0.419%
(3)
01/07/26
— 3 3
Barclays USD 1,245 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— (2) (2)
Barclays USD 97,000 Three Month LIBOR
(2)
0.418%
(3)
01/15/26
— 548 548
Barclays USD 72,522 Three Month LIBOR
(2)
0.450%
(3)
03/17/26
116 299 415
Barclays USD 97,000 0.615%
(3)
Three Month LIBOR
(2)
04/15/26
— 153 153
Barclays USD 621 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (25) (25)
Barclays USD 18,467 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (906) (906)
Barclays USD 18,467 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 915 915
Barclays USD 17,236 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 624 624
Barclays USD 18,467 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 671 671
Barclays USD 6,940 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (124) (124)
Barclays USD 620 1.028%
(3)
Three Month LIBOR
(2)
01/08/31
— (6) (6)
Barclays USD 653 1.070%
(3)
Three Month LIBOR
(2)
01/11/31
— (3) (3)
Barclays USD 4,900 Three Month LIBOR
(2)
1.059%
(3)
01/11/31
— 31 31
Barclays USD 3,091 1.091%
(3)
Three Month LIBOR
(2)
01/12/31
— (10) (10)
Barclays USD 953 1.136%
(3)
Three Month LIBOR
(2)
01/13/31
— 1 1
Barclays USD 3,478 Three Month LIBOR
(2)
1.128%
(3)
01/13/31
— (1) (1)
Barclays USD 3,552 Three Month LIBOR
(2)
1.175%
(3)
01/14/31
— (17) (17)
Barclays USD 4,003 1.173%
(3)
Three Month LIBOR
(2)
01/14/31
— 19 19
Barclays USD 1,021 1.099%
(3)
Three Month LIBOR
(2)
01/15/31
— (3) (3)
Barclays USD 3,573 1.119%
(3)
Three Month LIBOR
(2)
01/15/31
— (2) (2)
Barclays USD 2,477 1.108%
(3)
Three Month LIBOR
(2)
01/19/31
— (4) (4)
Barclays USD 3,200 Three Month LIBOR
(2)
1.103%
(3)
01/19/31
— 7 7
Barclays USD 2,038 1.054%
(3)
Three Month LIBOR
(2)
01/29/31
— (14) (14)
Barclays USD 8,531 Three Month LIBOR
(2)
0.900%
(3)
03/17/31
64 142 206
Barclays USD 241 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— — —
Barclays USD 233 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 1 1
Barclays USD 445 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 25 25
Barclays USD 289 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 18 18
Barclays USD 578 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 37 37
Barclays USD 811 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 47 47
Barclays USD 1,564 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 87 87
Barclays USD 830 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 78 78
Barclays USD 1,304 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 131 131
Barclays USD 39,994 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
106 4,411 4,517
Barclays USD 8,203 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— (632) (632)
Barclays USD 8,370 1.410%
(3)
Three Month LIBOR
(2)
11/12/50
— (427) (427)
Barclays USD 6,983 Three Month LIBOR
(2)
1.256%
(3)
11/23/50
— 625 625
Barclays USD 9,600 1.400%
(3)
Three Month LIBOR
(2)
12/04/50
— (513) (513)
Barclays USD 893 1.438%
(3)
Three Month LIBOR
(2)
01/04/51
— (40) (40)
Barclays USD 521 Three Month LIBOR
(2)
1.513%
(3)
01/08/51
— 13 13
Barclays USD 9,768 1.563%
(3)
Three Month LIBOR
(2)
01/11/51
— (127) (127)
Barclays USD 1,010 Three Month LIBOR
(2)
1.613%
(3)
01/15/51
— 1 1
Barclays USD 1,137 1.597%
(3)
Three Month LIBOR
(2)
01/19/51
— (5) (5)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 208 1.609%
(3)
Three Month LIBOR
(2)
01/25/51
— — —
Barclays USD 180 Three Month LIBOR
(2)
1.621%
(3)
02/02/51
— — —
Barclays USD 20,830 1.250%
(3)
Three Month LIBOR
(2)
03/17/51
(1,006) (932) (1,938)
Barclays USD 1,121 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 150 150
Barclays USD 412 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 77 77
Barclays USD 515 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 96 96
Barclays USD 4,034 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (704) (704)
Barclays USD 1,408 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 214 214
Barclays USD 1,211 1.570%
(3)
Three Month LIBOR
(2)
11/12/55
— (73) (73)
Barclays USD 445 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 62 62
Barclays USD 491 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 68 68
Credit Suisse CNY 10,000 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 5 5
Credit Suisse CNY 4,300 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— (4) (4)
JPMorgan Chase HUF 583,900 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 2 2
JPMorgan Chase CNY 4,200 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (10) (10)
JPMorgan Chase CNY 13,700 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (21) (21)
Total Open Interest Rate Swap Contracts (å)
(761) 4,938 4,177
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley
Sell
USD 42,700 5.000%
(2)
12/20/25
2,521 885 3,406
CMBX NA Index Bank of America
Sell
USD 207 5.000%
(2)
05/11/63
(22) (65) (87)
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
09/17/58
1 5 6
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— 3 3
CMBX NA Index Citigroup
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Citigroup
Sell
USD 28 5.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 26 33
CMBX NA Index Credit Suisse
Purchase
USD 77 (5.000%)
(2)
09/17/58
7 16 23
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 3 5
CMBX NA Index Credit Suisse
Purchase
USD 666 (5.000%)
(2)
10/17/57
111 124 235
CMBX NA Index Goldman Sachs
Purchase
USD 17 (5.000%)
(2)
09/17/58
1 4 5
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 4 6
CMBX NA Index Goldman Sachs
Sell
USD 44 5.000%
(2)
05/11/63
(6) (13) (19)
CMBX NA Index Goldman Sachs
Purchase
USD 572 (5.000%)
(2)
10/17/57
63 139 202
CMBX NA Index Goldman Sachs
Sell
USD 573 5.000%
(2)
05/11/63
(247) 6 (241)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 7 12
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 7 12
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
3 7 10

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Purchase
USD 154 (5.000%)
(2)
09/17/58
75 (30) 45
CMBX NA Index JPMorgan Chase
Sell
USD 266 5.000%
(2)
05/11/63
(135) 23 (112)
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
77 (8) 69
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 16 20
CMBX NA Index Morgan Stanley
Purchase
USD 37 (5.000%)
(2)
09/17/58
2 9 11
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 1 (3.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 10 14
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 7 12
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) (24) (42)
CMBX NA Index Morgan Stanley
Purchase
USD 58 (5.000%)
(2)
09/17/58
7 10 17
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(36) (66) (102)
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 20 28
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
05/11/63
— (3) (3)
CMBX NA Index Morgan Stanley
Sell
USD 14 5.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Morgan Stanley
Purchase
USD 37 (5.000%)
(2)
09/17/58
2 9 11
Total Open Credit Indices Contracts (å) 2,442 1,121 3,563
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 89, 593 $ 26 $ — $ 89, 619
International Debt — 37,084 — — 37,084
Loan Agreements — — 11 — 11
Mortgage-Backed Securities — 167,798 635 — 168,433
Non-US Bonds — 26,477 — — 26,477
Common Stocks
Consumer Discretionary 19,005 26,041 — — 45,046
Consumer Staples 4,520 13,079 — — 17,599
Energy 12,449 3,331 — — 15,780
Financial Services 55,660 36,487 — — 92,147
Health Care 5,063 14,955 — — 20,018
Materials and Processing 26,256 18,696 — — 44,952
Producer Durables 22,023 27, 816 1,555 — 51,394
Technology 13,030 12,840 — — 25,870
Utilities 12,156 18,128 — — 30,284

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Preferred Stocks 14,709 3,333 — — 18,042
Options Purchased 5,811 42,837 — — 48,648
Short-Term Investments — 3 4 , 159 2 86,356 120, 517
Other Securities — — — 6,992 6,992
Total Investments 190,6 82 572, 654 2,229 93,348 858,913
Other Financial Instruments
Assets
Futures Contracts 4,685 — — — 4,685
Foreign Currency Exchange Contracts 1 2,516 — — 2,517
Total Return Swap Contracts — 2,207 — — 2,207
Interest Rate Swap Contracts — 9,923 — — 9,923
Credit Default Swap Contracts — 4,187 — — 4,187
Liabilities
Futures Contracts (17,018) — — — (17,018)
Options Written (185) (12,145) — — (12,330)
Foreign Currency Exchange Contracts (3) (1,536) — — (1,539)
Total Return Swap Contracts — (36) — — (36)
Interest Rate Swap Contracts — (5,746) — — (5,746)
Credit Default Swap Contracts — (624) — — (624)
Total Other Financial Instruments
*
$ (12,520) $ (1,254) $ — $ — $ (13,774)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
1,010
Australia .................................................................................
5,588
Austria ....................................................................................
1,474
Belgium ..................................................................................
959
Bermuda .................................................................................
798
Brazil ......................................................................................
2,760
Canada ....................................................................................
29,030
Cayman Islands .......................................................................
223
Chile .......................................................................................
1,455
China ......................................................................................
2,484
Colombia .................................................................................
2,502
Czech Republic .......................................................................
3,023

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Denmark .................................................................................
5,919
Finland ...................................................................................
644
France .....................................................................................
14,324
Germany .................................................................................
12,256
Ghana .....................................................................................
28
Greece ....................................................................................
810
Guernsey .................................................................................
519
Hong Kong ..............................................................................
2,543
Hungary ..................................................................................
338
Indonesia ................................................................................
4,514
Ireland ....................................................................................
1,799
Israel .......................................................................................
676
Italy ........................................................................................
3,874
Japan ......................................................................................
85,999
Jersey ......................................................................................
345
Kazakhstan .............................................................................
976
Luxembourg ............................................................................
820
Macao .....................................................................................
140
Malaysia ..................................................................................
106
Marshall Islands .....................................................................
1,432
Mexico ....................................................................................
4,546
Monaco ...................................................................................
528
Netherlands ............................................................................
8,807
New Zealand ...........................................................................
267
Norway ....................................................................................
611
Peru ........................................................................................
1,404
Philippines ..............................................................................
214
Poland .....................................................................................
562
Puerto Rico .............................................................................
1,470
Romania ..................................................................................
1,030
Russia .....................................................................................
10,022
Singapore ................................................................................
2,250
South Africa ............................................................................
3,332
South Korea ............................................................................
5,194
Spain .......................................................................................
2,239
Sweden ....................................................................................
5,747
Switzerland .............................................................................
10,557
Taiwan .....................................................................................
695
Thailand ..................................................................................
2,472
Turkey .....................................................................................
287
Ukraine ...................................................................................
1,851
United Kingdom ......................................................................
39,717
United States ...........................................................................
564,429
Virgin Islands, British .............................................................
1,314
Total Investments .................................................................... 858,913

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.3%
Corporate Bonds and Notes - 9.1%
Aircastle , Ltd.
4.125% due 05/01/24 438 465
4.250% due 06/15/26 232 249
Ally Financial, Inc.
5.750% due 11/20/25 520 605
Apache Corp.
4.250% due 01/15/30 112 111
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,720 2,588
Arbor Realty Trust, Inc.
4.750% due 11/01/22 2,682 2,714
Ares Capital Corp.
4.625% due 03/01/24 2,181 2,354
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 (Ñ) 777 794
Avaya Holdings Corp.
2.250% due 06/15/23 907 989
Benefitfocus , Inc.
1.250% due 12/15/23 1,424 1,251
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,343 1,350
Boingo Wireless, Inc.
1.000% due 10/01/23 456 417
CalAmp Corp.
2.000% due 08/01/25 777 675
Calpine Corp.
5.125% due 03/15/28 (Þ) 393 407
CCO Holdings, LLC/CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 100 102
CenturyLink, Inc.
4.000% due 02/15/27 (Þ) 250 259
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225 273
Chefs' Warehouse, Inc.
1.875% due 12/01/24 435 436
CIT Group, Inc.
Series A
5.800% due 12/31/99 (USD 3
Month LIBOR + 3.972%)(Ê)(ƒ) 549 558
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61 66
Series WI
5.000% due 09/15/26 515 534
Cleveland-Cliffs, Inc.
6.750% due 03/15/26 (Þ) 210 226
7.000% due 03/15/27 (Þ) 72 72
Colony Capital, Inc.
5.000% due 04/15/23 2,576 2,528
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 221
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 400 390
DCP Midstream Operating, LP
5.125% due 05/15/29 377 410
5.600% due 04/01/44 54 56
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 600 724
Dell, Inc.
6.500% due 04/15/38 100 124
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DISH Network Corp.
2.375% due 03/15/24 2,719 2,483
Domtar Corp.
6.250% due 09/01/42 408 517
Enbridge, Inc.
5.500% due 07/15/77 (USD 3
Month LIBOR + 3.418%)(Ê) 989 1,013
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ) 254 206
Series G
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 15 14
EnLink Midstream Partners, LP
4.150% due 06/01/25 32 31
5.600% due 04/01/44 271 217
5.050% due 04/01/45 103 82
5.450% due 06/01/47 72 58
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê) 713 708
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 133 127
EQT Corp.
3.900% due 10/01/27 247 257
Exantas Capital Corp.
4.500% due 08/15/22 925 851
EZCORP, Inc.
2.375% due 05/01/25 1,489 1,173
FireEye, Inc.
Series B
1.625% due 06/01/35 2,450 2,416
Flexion Therapeutics, Inc.
3.375% due 05/01/24 388 347
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,220 2,248
General Electric Co.
Series D
3.554% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 170 161
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (USD 3
Month LIBOR + 3.436%)(Ê)(ƒ) 130 140
Golar LNG, Ltd.
2.750% due 02/15/22 974 937
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,976 2,023
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 (Ñ) 960 979
Granite Point
5.625% due 12/01/22 (Þ) 2,046 1,916
Green Plains, Inc.
4.125% due 09/01/22 1,035 1,077
Greenbrier Cos., Inc.
2.875% due 02/01/24 2,445 2,441
Guess?, Inc.
2.000% due 04/15/24 (Þ) 776 887
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 800
HCA, Inc.
4.750% due 05/01/23 308 335

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 09/01/30 506 526
7.500% due 11/15/95 (Ñ) 421 552
HCI Group, Inc.
4.250% due 03/01/37 699 748
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,585 1,511
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 1,651 1,803
Hercules Capital, Inc.
4.375% due 02/01/22 1,909 1,950
Hope Bancorp, Inc.
2.000% due 05/15/38 2,948 2,765
Innoviva , Inc.
2.125% due 01/15/23 1,165 1,153
Insmed , Inc.
1.750% due 01/15/25 180 218
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 583 490
International Consolidated Airlines
0.500% due 07/04/23 100 109
Invacare Corp.
5.000% due 11/15/24 938 914
j2 Global, Inc.
1.750% due 11/01/26 (Þ) 1,101 1,180
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3
Month LIBOR + 2.580%)(Ê)(ƒ) 50 49
KB Home
4.800% due 11/15/29 18 20
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250 303
4.700% due 11/01/42 590 653
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 2,191 2,184
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 524 558
L Brands, Inc.
Series WI
6.875% due 11/01/35 325 377
Lennar Corp.
Series WI
5.000% due 06/15/27 446 529
4.750% due 11/29/27 197 233
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,727 2,872
Limelight Networks, Inc.
3.500% due 08/01/25 655 629
Live Nation Entertainment, Inc.
2.000% due 02/15/25 828 845
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,265 2,231
Marathon Oil Corp.
5.200% due 06/01/45 225 256
MFA Financial, Inc.
6.250% due 06/15/24 2,709 2,684
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,895 2,497
Momo , Inc.
1.250% due 07/01/25 (Þ) 1,528 1,281
New Mountain Finance Corp.
5.750% due 08/15/23 2,133 2,194
New Relic, Inc.
0.500% due 05/01/23 1,609 1,646
Novelis Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 01/30/30 (Þ) 281 295
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 1,820 1,847
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 779 751
Occidental Petroleum Corp.
4.100% due 02/15/47 180 149
Onemain Finance Corp.
4.000% due 09/15/30 14 14
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 647 565
Patrick Industries, Inc.
1.000% due 02/01/23 1,398 1,477
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,840 2,794
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3
Month LIBOR + 4.110%)(Ê) 756 627
Pluralsight , Inc.
0.375% due 03/01/24 (Þ) 2,349 2,305
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 54
Precigen , Inc.
3.500% due 07/01/23 1,080 906
Pure Storage, Inc.
0.125% due 04/15/23 279 314
Quotient Technology, Inc.
1.750% due 12/01/22 1,035 1,021
Radius Health, Inc.
3.000% due 09/01/24 1,166 1,049
Range Resources Corp.
Series WI
4.875% due 05/15/25 198 194
Retrophin , Inc.
2.500% due 09/15/25 1,100 1,089
RWT Holdings, Inc.
5.750% due 10/01/25 1,403 1,330
SEACOR Holdings, Inc.
2.500% due 12/15/27 1,299 1,277
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 245 260
Severstal PJSC
5.900% due 10/17/22 210 225
Starwood Property Trust, Inc.
4.375% due 04/01/23 2,415 2,440
Stride, Inc.
1.125% due 09/01/27 345 305
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,719 2,675
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Þ) 1,139 1,247
Team, Inc.
5.000% due 08/01/23 962 914
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721 752
6.875% due 11/15/31 150 162
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 329
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 1,618 1,615
Tilray , Inc.
5.000% due 10/01/23 1,294 1,132
T-Mobile USA, Inc.
4.500% due 04/15/50 (Þ) 25 29

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,005 1,116
Triarco Industries, LLC
5.875% due 08/01/37 283 277
Turning Point Brands, Inc.
2.500% due 07/15/24 977 1,121
Vale Overseas, Ltd.
6.250% due 08/10/26 202 248
Veeco Instruments, Inc.
2.700% due 01/15/23 1,168 1,127
Vishay Intertechnology , Inc.
2.250% due 06/15/25 1,427 1,508
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 1,259 1,339
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,895 2,906
WPX Energy, Inc.
5.250% due 10/15/27 17 18
4.500% due 01/15/30 137 145
122,300
International Debt - 2.1%
AerCap Holdings NV
5.875% due 10/10/79 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.535%)
(Ê) 550 559
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375 402
3.875% due 01/23/28 375 404
Akbank TAS
Series REGS
5.125% due 03/31/25 200 204
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 400 437
ams AG
0.875% due 09/28/22 2,600 2,466
Aphria , Inc.
5.250% due 06/01/24 553 826
Arcelik AS
Series REGS
5.000% due 04/03/23 200 207
Atlas Corp.
3.000% due 05/15/25 (Ñ) 588 615
Ball Corp.
0.875% due 03/15/24 200 244
1.500% due 03/15/27 200 250
Bank of Ireland Group PLC
4.125% due 09/19/27 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.500%)
(Ê) 200 204
Barclays Bank PLC
6.278% due 12/29/49 (USD 3
Month LIBOR + 1.550%)(Ê)(ƒ) 750 945
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 100 123
1.500% due 01/15/27 570 713
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 218
BNP Paribas SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.944%)
(Ê)(ƒ) 200 198
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 356 431
Cemex SAB de CV
Series REGS
7.375% due 06/05/27 200 226
Clovis Oncology, Inc.
1.250% due 05/01/25 577 440
Deutsche Postbank Funding Trust I
Series I
0.229% due 12/29/49 (EURIBOR
ICE Swap Rate + 0.025%)(Ê)(ƒ) 148 171
Deutsche Postbank Funding Trust III
0.065% due 02/15/23 (EURIBOR
ICE Swap Rate + 0.125%)(Ê) 253 292
DNB Bank ASA
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ) 405 420
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 300 266
Huntsman International LLC
Series WI
4.250% due 04/01/25 530 723
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710 773
IQVIA, Inc.
Series REGS
2.250% due 01/15/28 276 338
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.446%)
(Ê)(Þ) 200 200
Jazz Investments I, Ltd.
1.500% due 08/15/24 468 495
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416 522
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 971 913
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 1,327 1,444
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200 211
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 647 961
National Westminster Bank PLC
Series C
0.500% due 11/29/49 (USD 3
Month LIBOR + 0.250%)(Ê)(ƒ) 160 150
Natwest Group PLC

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 220
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 200 196
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.274%)
(Ê)(ƒ) 200 212
OI European Group BV
4.000% due 03/15/23 (Þ) 126 129
Pretium Resources, Inc.
2.250% due 03/15/22 1,302 1,383
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560 685
Royal Bank of Scotland Group PLC
Series B
0.408% due 08/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 130 122
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 164
Scorpio Tankers, Inc.
3.000% due 05/15/22 968 932
Seagate HDD Cayman
3.375% due 07/15/31 (Þ) 177 173
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 492
Splitrock Services, Inc.
5.500% due 02/28/24 1,592 1,325
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 274
Series REGS
7.250% due 04/15/36 150 206
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 200 226
Telecom Italia Capital SA
6.000% due 09/30/34 70 84
Theravance Biopharma, Inc.
3.250% due 11/01/23 401 391
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 238
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 199
Weibo Corp.
1.250% due 11/15/22 (Þ) 1,423 1,363
Wisdom Tree Investments
4.250% due 06/15/23 939 1,061
28,066
Mortgage-Backed Securities - 18.2%
Fannie Mae
4.500% due 2049 49 53
5.000% due 2049 153 173
30 Year TBA(Ï)
2.000% 11,000 11,339
2.500% 20,000 21,074
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% 49,000 51,538
3.500% 13,000 13,830
4.000% 16,000 17,157
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (USD 1
Month LIBOR + 6.950%)(Ê) 511 543
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (USD 1
Month LIBOR + 5.300%)(Ê) 153 161
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 1,444 295
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,590 498
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 3,956 561
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,928 354
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,238 291
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 5,364 1,001
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,067 52
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 608 38
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,430 485
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 4,630 936
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 3,281 257
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 5,739 1,579
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 764 29
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 400 17
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 354 12

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 675 49
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 257 11
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 708 39
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 3,513 656
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 3,099 732
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,019 173
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,769 307
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,488 492
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 3,385 106
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 5,709 1,182
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,545 822
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 6,873 1,342
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,443 804
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,634 1,181
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,660 151
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 5,315 885
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 566 38
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 496 34
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,471 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 1,749 105
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 2,646 234
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 2,182 365
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 3,916 667
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,703 247
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 1,015 95
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 1,996 361
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 6,194 1,117
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,984 604
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 5,499 971
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,924 647
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,441 561
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,935 91
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 2,332 176
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,016 231
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,058 607
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (USD 1
Month LIBOR + 6.050%)(Ê) 3,121 473
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 5,082 749

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,947 490
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,900 670
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,152 791
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,760 631
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 9,036 1,029
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 6,103 1,194
Series 2020-31 Class IO
Interest Only STRIP
4.500% due 05/25/50 10,151 1,375
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 6,365 773
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 5,732 748
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 5,217 745
Series 2020-76 Class GI
Interest Only STRIP
4.000% due 11/25/50 10,816 1,301
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 383 63
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 287 47
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 137 4
Series 2010-3747 Class SA
Interest Only STRIP
6.315% due 10/15/40 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 552 114
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,688 526
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 614 39
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (-1 x USD 1
Month LIBOR + 6.950%)(Ê) 567 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 305 37
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (USD 1
Month LIBOR + 5.950%)(Ê) 805 126
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 661 54
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 1,267 251
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 227 9
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 1,100 103
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,094 39
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 3,238 257
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 2,666 451
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 152 3
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 638 34
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,710 171
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 2,417 352
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,351 252
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 404 38
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,579 820
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 2,841 289
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 318 4
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 669 53

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 158 1
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 948 175
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 295 10
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 1,572 102
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 410 31
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,550 257
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 4,008 363
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,107 192
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 3,373 262
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,447 574
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 7,051 904
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 6,781 1,179
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,269 251
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 2,702 413
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 5,818 824
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,746 640
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,588 472
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 5,603 598
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 5,990 960
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,177 442
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 6,179 1,298
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 8,988 1,114
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 6,536 781
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,432 1,154
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 (Š) 7,924 1,043
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,206 639
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,549 54
Ginnie Mae II
3.500% due 2049 175 190
5.000% due 2049 247 276
5.500% due 2049 96 106
4.000% due 2050 35 39
5.000% due 2050 250 280
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 2,722 413
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,326 181
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 4,607 691
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 4,276 700
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 702 33
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (USD 1
Month LIBOR + 6.500%)(Ê) 69 —
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,556 144
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,631 84
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 908 53

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,114 556
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 634 41
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 507 23
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 738 121
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,261 182
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 6,002 227
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 6,874 211
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 4,964 276
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 16,729 642
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê) 2,405 95
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 12,938 856
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 704 29
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,950 446
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 674 86
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 633 63
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 4,959 677
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 6,718 368
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,382 56
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 224 43
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 632 21
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 851 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,295 578
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,184 223
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,588 45
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 889 7
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 3,642 727
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 3,164 319
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 4,663 166
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 5,945 248
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 4,142 302
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,378 156
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 11,968 758
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,866 119
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 2,425 351
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 742 31
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,205 86
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,847 303
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 789 78
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 1,070 85
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 993 21
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 927 70
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,508 90

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 2,083 112
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 686 120
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 3,734 674
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,557 195
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 960 62
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 507 32
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,359 97
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,354 185
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 994 81
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 2,133 123
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 598 52
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,520 53
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,236 79
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 708 49
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 607 34
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 237 38
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 281 28
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 2,256 147
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1
Month LIBOR + 6.100%)(Ê) 874 184
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 739 70
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 967 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 3,464 236
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 172 1
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 410 67
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 14,812 990
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 914 42
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,906 164
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 5,484 360
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 8,710 872
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 3,872 146
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 10,674 960
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 6,440 620
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 5,547 395
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 6,731 699
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,306 229
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,610 168
Series 2016-H25 Class GI
Interest Only STRIP
1.466% due 11/20/66 (~)(Ê) 3,622 168
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 9,940 965
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 393 10
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,523 164
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 3,173 554
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,301 230
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 4,674 842

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 406 27
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,658 297
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 4,372 211
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 451 35
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 2,422 472
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 520 69
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,486 127
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 3,897 887
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 2,045 96
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 2,490 199
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 321 41
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 374 63
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 62 —
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 491 32
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 1,289 92
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 2,516 426
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 469 93
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 581 57
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 15,060 1,329
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 8,105 857
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 2,252 250
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,730 224
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 10,288 1,019
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,202 675
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,485 272
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,322 512
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,890 333
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 3,895 235
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 2,211 304
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,673 176
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,454 517
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 4,659 350
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,635 384
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,819 127
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 410 45
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 4,022 393
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 5,079 317
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 8,453 651
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 11,227 1,123
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 629 46
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,709 216
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 482 60
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 11,812 1,238
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 5,977 519

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 7,439 615
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 7,740 751
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 5,256 631
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,947 290
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 17,094 1,189
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 7,038 753
Series 2017-H22 Class EI
Interest Only STRIP
2.505% due 10/20/67 (~)(Ê) 3,891 356
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 7,202 780
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,673 273
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 11,689 712
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,734 366
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 2,477 409
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,973 336
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 3,519 489
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 1,953 254
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,162 453
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 2,413 478
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 2,799 176
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 4,494 572
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,581 491
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 3,483 260
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 6,223 476
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,592 380
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 5,880 434
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 5,239 343
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,604 276
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,728 346
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 5,295 575
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,352 222
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 3,060 303
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 16,444 708
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 7,828 663
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 12,376 878
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 9,644 968
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 5,260 493
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 11,593 1,097
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 5,118 486
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 4,109 385
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 10,211 958
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 3,108 399
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 4,429 698
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 404 46

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 3,582 467
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 6,433 839
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,724 972
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 281 39
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 6,935 931
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 4,640 536
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 3,729 456
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 8,552 396
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 7,252 356
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 6,521 331
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 8,536 920
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 8,018 250
Series 2020-33 Class SA
Interest Only STRIP
5.944% due 03/20/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 7,481 1,122
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 3,629 399
Series 2020-63 Class CI
Interest Only STRIP
3.500% due 04/20/50 12,787 1,398
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 9,205 1,127
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 4,468 940
Series 2020-112 Class MS
Interest Only STRIP
6.149% due 08/20/50 (USD 1
Month LIBOR + 6.300%)(Ê) 4,327 919
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,674 962
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 23,525 1,541
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 338 176
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 563 379
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 91 57
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ) 46 28
245,705
Non-US Bonds - 3.7%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 524
ADLER Group SA
2.750% due 11/13/26 EUR 100 122
Altice Financing SA
Series REGS
3.000% due 01/15/28 EUR 263 304
Altice France SA
Series REGS
3.375% due 01/15/28 EUR 279 336
4.000% due 02/15/28 EUR 228 264
Anglo American Capital PLC
3.375% due 03/11/29 GBP 310 475
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
2.125% due 08/15/26 EUR 100 122
4.750% due 07/15/27 GBP 384 545
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 450 547
Banco BPM SpA
1.625% due 02/18/25 EUR 250 298
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 251
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 5 Year Rate + 4.817%)(Ê) GBP 510 758
6.500% due 10/22/77 GBP 150 223
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 470 94
10.000% due 01/01/25 BRL 5,503 1,141
10.000% due 01/01/27 BRL 2,826 595
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 411
Caixa Geral de Depositos SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 10.925%)(Ê)(ƒ) EUR 200 265
Canpack SA Eastern Land
Series REGS
2.375% due 11/01/27 EUR 200 250
Cellnex Telecom SA
0.750% due 11/20/31 EUR 300 351
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 980,000 1,553
Series 30YR
6.000% due 01/01/43 CLP 165,000 305
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 5,453,000 1,866
7.500% due 08/26/26 COP 337,100 110
7.750% due 09/18/30 COP 4,659,700 1,517
Cooperatieve Rabobank UA
3.250% due 12/31/99 (~)(Ê)(ƒ) EUR 400 490
Crown European Holdings SA
Series REGS
0.750% due 02/15/23 EUR 100 121
2.875% due 02/01/26 EUR 600 780
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 19,220 868
Series 97
0.450% due 10/25/23 CZK 44,720 2,085
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 100 121
Electricite de France SA
6.000% due 12/29/49 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 13 Year Rate + 3.958%)
(Ê)(ƒ) GBP 500 776
Eurofins Scientific SE
2.125% due 07/25/24 EUR 100 129
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 127
Faurecia SE
2.375% due 06/15/27 EUR 100 122
FCE Bank PLC
2.727% due 06/03/22 GBP 481 666
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 100 121
2.250% due 11/15/27 EUR 384 472
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 118
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000 2,781
Series FR72
8.250% due 05/15/36 IDR 23,135,000 1,843
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 124
Intesa Sanpaolo SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 275
Marks & Spencer PLC
4.500% due 07/10/27 GBP 300 429
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 131
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150 1,570
Series M
5.750% due 03/05/26 MXN 45,000 2,304
7.750% due 05/29/31 MXN 22,607 1,290
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (~)(Ê) EUR 100 62
Orsted A/S
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)(Ê) EUR 100 125
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 2,620 838
6.350% due 08/12/28 PEN 3,835 1,322
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100 138
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450 499
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 287
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 124
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 38,652 2,439
Series 2032
8.250% due 03/31/32 ZAR 3,590 215
Series 2037
8.500% due 01/31/37 ZAR 18,600 1,026
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100 1,375
Series 15YR
5.800% due 07/26/27 RON 1,400 418
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 248,093 3,481
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 120
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100 121
SIG Combibloc PurchaseCo SARL
2.125% due 06/18/25 (Þ) EUR 175 225
Smurfit Kappa Treasury Unlimited Co.
1.500% due 09/15/27 EUR 413 521
Solvay SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.917%)(Ê)(ƒ) EUR 300 388
Telecom Italia SpA
1.125% due 03/26/22 EUR 400 485
Telefonica Europe BV
2.502% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 2.663%)(Ê)(ƒ) EUR 100 124
Thailand Government Bond
2.000% due 12/17/22 THB 8,340 287
3.625% due 06/16/23 THB 72,350 2,595
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 215
Unione di Banche Italiane SpA
4.375% due 07/12/29 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.750%)(Ê) EUR 100 130
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 259
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 247
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 122
Virgin Media Secured Finance PLC
Series REGS
4.250% due 01/15/30 GBP 200 283
Volvo Car AB
2.000% due 01/24/25 EUR 100 126
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 350 423
49,990
United States Government Treasuries - 0.2%
United States Treasury Notes
0.625% due 12/31/27 2,938 2,912
Total Long-Term Investments
(cost $438,029) 448,973
Common Stocks - 51.1%
Consumer Discretionary - 7.0%
adidas AG 3,211
1,021
Aisin Seiki Co., Ltd. 29,000
892
Amazon.com, Inc.(Æ) 928
2,975
Aoyama Trading Co., Ltd.(Æ) 57,200
336
BJ's Restaurants, Inc. 86,459
4,041
Bloomin ' Brands, Inc. 79,871
1,683
Bloomsbury Publishing PLC 32,641
136
Boyd Gaming Corp.(Æ) 8,503
384
Caesars Entertainment, Inc.(Æ) 3,189
224
Caleres , Inc. 254,459
3,845
Carrols Restaurant Group, Inc.(Æ) 556,700
3,418
Citizen Watch Co., Ltd. 282,100
859
City Developments, Ltd. 55,500
302
Comcast Corp. Class A 3,129
155
Costco Wholesale Corp. 275
97
Dechra Pharmaceuticals PLC 33,768
1,669
Del Taco Restaurants, Inc.(Æ) 255,280
2,456
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollar General Corp. 601
117
Dollar Tree, Inc.(Æ) 867
88
Drive Shack, Inc.(Æ) 152,262
367
eBay, Inc. 46,211
2,611
Fossil Group, Inc.(Æ) 2,268
33
Games Workshop Group PLC 4,346
614
General Motors Co. 86,805
4,399
Hermes International 51
52
Home Depot, Inc. (The) 781
212
Honda Motor Co., Ltd. 134,700
3,562
J Front Retailing Co., Ltd. 123,400
1,025
Kering 2,208
1,449
Koito Manufacturing Co., Ltd. 93,461
5,998
Komeri Co., Ltd. 31,200
829
K's Holdings Corp. 32,600
441
Lear Corp. 34,651
5,224
Liberty TripAdvisor Holdings, Inc. Class
A(Æ)
602,402
2,458
LKQ Corp.(Æ) 2,402
84
Lowe's Cos., Inc. 15,364
2,563
MIPS AB 9,475
561
Moncler SpA 24,405
1,379
Nike, Inc. Class B 10,899
1,456
Nissan Motor Co., Ltd. 115,800
592
NOK Corp. 65,100
851
nVent Electric PLC 187,760
4,202
On the Beach Group PLC(Æ)(Þ) 172,440
775
Pernod Ricard SA 4,050
764
PetIQ , Inc.(Æ)(Ñ) 68,243
2,365
Pou Chen Corp. Class B 103,000
103
Quebecor, Inc. Class B 3,538
85
Ralph Lauren Corp. Class A 41,231
4,166
Sands China, Ltd. 58,400
237
SMART Global Holdings, Inc.(Æ) 140,550
5,221
Stroeer SE 8,188
738
Sumitomo Electric Industries, Ltd. 253,200
3,383
Sumitomo Rubber Industries, Ltd. 46,800
432
Takashimaya Co., Ltd. 108,500
1,034
Target Corp. 481
87
Teleperformance - GDR 5,974
1,959
United Arrows, Ltd.(Æ) 27,500
421
Universal Electronics, Inc.(Æ) 24,039
1,304
Wacoal Holdings Corp. 21,600
431
Walmart, Inc. 1,319
185
Walt Disney Co. (The)(Æ) 10,048
1,690
Xebio Holdings Co., Ltd. 44,700
372
Yamada Denki Co., Ltd. 491,900
2,508
93,920
Consumer Staples - 2.6%
Adecoagro SA(Æ) 401,347
2,994
Alimentation Couche-Tard, Inc. Class B 4,834
147
Archer-Daniels-Midland Co. 87,435
4,373
Astarta Holding NV(Æ) 35,714
375
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
15,923
75
Clorox Co. (The) 446
93
Colruyt SA 1,963
121
CVS Health Corp. 1,304
93
Dino Polska SA(Æ)(Þ) 8,843
621
Energizer Holdings, Inc. - GDR(Æ) 173,872
5,807
Farmer Brothers Co.(Æ) 133,443
699
First Resources, Ltd. 173,697
202
General Mills, Inc. 2,387
139
Golden Agri-Resources, Ltd. 9,714,200
1,318
HelloFresh SE(Æ) 32,257
2,727

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Tobacco, Inc. 166,400
3,307
Kernel Holding SA 55,630
812
Kirin Holdings Co., Ltd. 94,100
2,024
Koninklijke Ahold Delhaize NV 5,176
148
Kroger Co. (The) 2,959
102
Lenta PLC - GDR(Æ) 183,836
563
L'Oreal SA 163
57
NH Foods, Ltd. 18,600
798
PepsiCo, Inc. 891
122
Primo Water Corp. 301,470
4,658
Procter & Gamble Co. (The) 1,319
169
Seaboard Corp. 459
1,444
Seven & i Holdings Co., Ltd. 32,600
1,238
Tate & Lyle PLC 4,850
46
Walgreens Boots Alliance, Inc. 1,010
51
35,323
Energy - 1.6%
Cenovus Energy, Inc. 133,627
789
China Shenhua Energy Co., Ltd. Class H 87,000
161
Cimarex Energy Co. 61,757
2,605
Crescent Point Energy Corp. 265,178
730
Denison Mines Corp.(Æ) 510,611
339
Enterprise Products Partners, LP 82,509
1,669
EQT Corp.(Æ) 209,834
3,422
Fission Uranium Corp.(Æ) 659,475
178
Gazprom PJSC 808,133
2,279
Japan Petroleum Exploration Co., Ltd. 11,000
209
Kinder Morgan, Inc. 43,035
606
NAC Kazatomprom JSC - GDR 48,811
838
Range Resources Corp.(Æ) 133,859
1,233
Southwestern Energy Co.(Æ)(Ñ) 366,258
1,381
Williams Cos., Inc. (The) 193,128
4,100
Xcel Energy, Inc. 18,360
1,175
21,714
Financial Services - 11.4%
3i Group PLC 6,299
95
Activia Properties, Inc.(ö) 89
356
Aedifica (ö) 2,349
285
AerCap Holdings NV(Æ) 104,864
4,011
Aflac, Inc. 1,846
83
Agree Realty Corp.(ö) 8,174
517
Allianz SE 674
153
Allied Properties Real Estate Investment
Trust(ö)
8,143
231
Allstate Corp. (The) 1,287
138
alstria office AG(ö) 18,341
316
American International Group, Inc. 109,432
4,097
American Tower Corp.(ö) 7,662
1,742
Americold Realty Trust(ö) 12,768
446
Apollo Global Management, Inc. 29,388
1,350
ARGAN SA(ö) 2,264
242
Assicurazioni Generali SpA 7,032
120
Assura PLC(ö) 265,491
263
Axis Capital Holdings, Ltd. 80,144
3,679
B&M European Value Retail SA 13,539
99
Bank of America Corp. 104,934
3,111
Berkshire Hathaway, Inc. Class B(Æ) 12,069
2,750
BlackRock, Inc. Class A 142
100
Blackstone Group, Inc. (The) Class A 44,252
2,973
Brixmor Property Group, Inc.(ö) 286,547
4,851
Brookfield Asset Management, Inc.
Class A
45,435
1,765
Brown & Brown, Inc. 1,878
81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CA Immobilien Anlagen AG 5,017
216
CapitaLand Mall Trust Class A(ö) 274,044
439
Castellum AB 19,205
462
Catena AB 5,574
260
CBRE Group, Inc. Class A(Æ) 1,555
95
Charles Schwab Corp. (The) 2,289
118
Charter Hall Group - ADR(ö) 56,569
587
Chubb, Ltd. 336
49
Citigroup, Inc. 16,732
970
CK Asset Holdings, Ltd. 54,500
276
Commerce Bancshares, Inc. 781
52
Covivio (ö) 3,014
248
Credit Saison Co., Ltd. 151,900
1,753
CTO Realty Growth, Inc. 48,430
2,040
CyrusOne , Inc.(ö) 8,649
631
Daibiru Corp. 44,700
510
Dai-ichi Life Holdings, Inc. 159,200
2,458
Derwent London PLC(ö) 1,937
84
Deutsche Wohnen SE 16,231
805
Digital Realty Trust, Inc.(ö) 2,975
428
Direct Line Insurance Group PLC 20,897
86
Duke Realty Corp.(ö) 18,059
714
Dundee Corp. Class A 82,535
81
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
598,233
196
EPR Properties(Æ) 625
15
Equinix , Inc.(Æ)(ö) 1,384
1,024
Equity Commonwealth(ö) 143,479
4,091
ESR Cayman, Ltd.(Æ)(Þ) 53,600
191
Essex Property Trust, Inc.(ö) 3,232
774
Etalon Group PLC - GDR 268,904
480
Extra Space Storage, Inc.(ö) 5,845
665
Fastighets AB Balder Class B(Æ) 9,461
473
Fidelity National Financial, Inc. 2,938
107
Franklin Resources, Inc. 6,212
163
Gecina SA(ö) 1,556
222
GLP J- Reit (Æ)(ö) 263
415
Goldman Sachs Group, Inc. (The) 12,969
3,517
Goodman Group(ö) 11,174
151
Granite Real Estate Investment Trust(ö) 1,285
75
Great-West Lifeco , Inc. 2,898
66
Hachijuni Bank, Ltd. (The) 74,500
240
Hang Lung Properties, Ltd. - ADR 131,000
348
Healthcare Trust of America, Inc. Class
A(ö)
14,827
419
Healthpeak Properties, Inc.(ö) 33,063
980
Hirogin Holdings, Inc. 72,400
419
HomeStreet , Inc. 110,545
4,024
Host Hotels & Resorts, Inc.(ö) 27,325
370
ICADE(ö) 2,661
191
IG Group Holdings PLC 7,942
82
Instone Real Estate Group AG(Æ)(Þ) 12,044
306
Intact Financial Corp. 402
44
Intermediate Capital Group PLC(Æ) 35,984
837
Invitation Homes, Inc.(ö) 21,530
635
Jack Henry & Associates, Inc. 344
50
Japan Prime Realty Investment Corp.(ö) 64
226
Japan Retail Fund Investment Corp.(ö) 276
526
Jones Lang LaSalle, Inc.(Æ) 2,132
312
JPMorgan Chase & Co. 896
115
Kasikornbank PCL 105,600
445
Keppel DC REIT(Æ)(ö) 90,900
203
Kilroy Realty Corp.(ö) 7,255
411
Kimco Realty Corp.(ö) 31,982
528
KKR & Co., Inc. Class A 40,704
1,585
Klepierre SA - GDR(ö) 14,800
356

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Korean Reinsurance Co. 29,549
197
Land Securities Group PLC(ö) 20,807
174
Link Real Estate Investment Trust(ö) 61,900
546
London Stock Exchange Group PLC 14,469
1,721
LondonMetric Property PLC(ö) 62,384
195
LSR Group PJSC 33,861
428
Manulife Financial Corp. 3,974
72
MasterCard, Inc. Class A 3,735
1,181
Medical Properties Trust, Inc.(ö) 26,545
560
Merck & Co., Inc. 56,816
4,379
Mirvac Group(ö) 343,196
621
Mitsubishi Estate Co., Ltd. 254,900
4,069
Mitsubishi UFJ Financial Group, Inc. 338,100
1,523
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
82,100
407
Mitsui Fudosan Co., Ltd. 41,400
851
Mitsui Fudosan Logistics Park, Inc.(ö) 46
230
Morgan Stanley 38,814
2,602
Moscow Exchange MICEX-RTS PJSC 230,029
476
Nippon Building Fund, Inc.(ö) 76
459
Nippon REIT Investment Corp.(ö) 64
227
Nishi-Nippon Financial Holdings, Inc. 53,500
324
NMI Holdings, Inc. Class A(Æ) 339,252
7,196
Nomura Holdings, Inc. 231,500
1,227
Nomura Real Estate Holdings, Inc. 30,000
671
North Pacific Bank, Ltd. 104,100
211
Park Hotels & Resorts, Inc.(ö) 11,146
186
Parkway Life Real Estate Investment
Trust(Æ)(ö)
108,000
337
Partners Group Holding AG 1,465
1,733
PayPal Holdings, Inc.(Æ) 7,532
1,765
Popular, Inc. 104,948
5,956
Progressive Corp. (The) 992
86
Prologis, Inc.(ö) 14,214
1,467
Prosperity Bancshares, Inc. 2,217
150
Prosus NV(Æ) 17,235
2,003
Public Storage(ö) 6,011
1,368
Realogy Holdings Corp.(Æ) 90,481
1,285
RMR Group, Inc. (The) Class A 59,804
2,206
Safestore Holdings PLC(ö) 22,559
250
SBA Communications Corp.(ö) 2,361
634
Sberbank of Russia PJSC 224,525
762
Segro PLC(ö) 47,298
618
Simon Property Group, LP(ö) 17,678
1,643
SP Plus Corp.(Æ) 126,089
3,657
Sprott , Inc.(Ñ) 23,829
677
Sumitomo Mitsui Banking Corp. 114,300
3,558
Sumitomo Mitsui Trust Holdings, Inc. 79,600
2,418
Sun Communities, Inc.(ö) 4,208
602
Sun Hung Kai Properties, Ltd. 38,000
523
Sun Life Financial, Inc. 3,096
143
T. Rowe Price Group, Inc. 1,095
171
Tokyu Fudosan Holdings Corp. 37,100
211
Turkiye Halk Bankasi AS(Æ) 191,098
137
UDR, Inc.(ö) 24,147
928
UMH Properties, Inc.(ö) 157,952
2,322
UNITE Group PLC (The)(Æ)(ö) 11,860
156
United Urban Investment Corp.(ö) 196
267
Uranium Participation Corp.(Æ) 220,817
760
Ventas, Inc.(ö) 26,926
1,240
VEREIT, Inc.(ö) 22,177
781
VGP NV 874
143
VICI Properties, Inc.(ö) 25,601
647
Visa, Inc. Class A 6,100
1,179
Vonovia SE 14,485
970
Voya Financial, Inc. 65,944
3,657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weyerhaeuser Co.(ö) 5,967
186
Wharf Real Estate Investment Co., Ltd. 43,000
229
Workspace Group PLC(ö) 13,320
130
Yellow Cake PLC(Æ)(Þ) 137,766
409
Zurich Insurance Group AG 336
134
152,724
Health Care - 2.6%
Abbott Laboratories 1,005
124
AbbVie, Inc. 24,482
2,509
AddLife AB Class B 34,573
605
Ambu A/S Class B 26,126
1,236
Amgen, Inc. 488
118
AstraZeneca PLC 941
96
Bristol-Myers Squibb Co. 1,646
101
Cellavision AB 15,827
562
Chemed Corp. 95
49
ChemoMetec A/S 9,938
825
Cigna Corp. 222
48
DexCom , Inc.(Æ) 3,970
1,488
Evotec SE(Æ) 34,530
1,362
Exact Sciences Corp.(Æ) 10,993
1,508
H.U. Group Holdings, Inc. 29,000
859
Henry Schein, Inc.(Æ) 1,790
118
Illumina, Inc.(Æ) 5,338
2,276
Intuitive Surgical, Inc.(Æ) 1,793
1,341
IQVIA Holdings, Inc.(Æ) 6,467
1,150
Japan Lifeline Co., Ltd. 88,300
1,271
Johnson & Johnson 1,448
236
KYORIN Holdings, Inc. 50,700
956
Lifco AB Class B 5,313
489
Lonza Group AG 1,268
811
Masimo Corp.(Æ) 169
43
Medtronic PLC 928
103
Novartis AG 1,060
96
Novo Nordisk A/S Class B 20,270
1,410
Pfizer, Inc. 94,839
3,405
Roche Holding AG 485
167
Sawai Pharmaceutical Co., Ltd. 24,800
1,130
Straumann Holding AG 611
678
Stryker Corp. 375
83
Suzuken Co., Ltd. 7,700
298
Takeda Pharmaceutical Co., Ltd. 83,400
2,924
Thermo Fisher Scientific, Inc. 107
55
Toho Holdings Co., Ltd. 43,300
818
Tsukui Corp. 64,600
347
United Therapeutics Corp.(Æ) 635
104
UnitedHealth Group, Inc. 3,204
1,069
West Pharmaceutical Services, Inc. 233
70
Zoetis, Inc. Class A 11,642
1,796
34,734
Materials and Processing - 7.5%
AddTech AB Class B 50,987
677
Aichi Steel Corp. 9,300
272
Akzo Nobel NV 714
72
Artemis Gold, Inc.(Æ)(Ñ) 99,727
475
Asahi Glass Co., Ltd. 29,000
1,009
Beacon Roofing Supply, Inc.(Æ) 68,752
2,734
Bear Creek Mining Corp.(Æ) 109,903
239
Brenntag AG 1,348
106
Cameco Corp. Class A 163,353
2,029
Carel Industries SpA (Þ) 30,688
633
Centerra Gold, Inc. 142,792
1,480
Commercial Metals Co. 69,930
1,377

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DowDuPont , Inc. 29,228
2,322
Evonik Industries AG 125,959
4,159
Forterra , Inc.(Æ) 80,755
1,478
Fresnillo PLC 43,430
587
Gabriel Resources, Ltd.(Æ) 3,851,778
648
Getlink SE 78,284
1,207
Gold Fields, Ltd. - ADR 70,613
671
HeidelbergCement AG 1,139
84
Hokuetsu Corp. 137,300
585
IAMGOLD Corp.(Æ) 40,192
136
Impala Platinum Holdings, Ltd. 22,746
309
International Paper Co. 73,948
3,720
International Tower Hill Mines, Ltd.(Æ) 174,457
229
ISS A/S(Æ) 154,675
2,663
Ivanhoe Mines, Ltd. Class A(Æ) 164,188
785
JFE Holdings, Inc. 180,900
1,588
Koninklijke DSM NV 8,160
1,425
Kuraray Co., Ltd. 36,200
389
Lanxess AG 19,804
1,493
LG Corp. Class H 4,086
361
Linde PLC(Æ) 412
101
Macfarlane Group PLC 93,410
115
MHP SE - GDR 141,676
847
Mosaic Co. (The) 193,621
5,026
New Gold, Inc.(Æ) 179,379
344
Newcrest Mining, Ltd. 116,480
2,202
NexGen Energy, Ltd.(Æ) 369,136
1,042
Nippon Steel Corp. 253,200
2,957
Northern Dynasty Minerals, Ltd.(Æ) 659,276
377
NovaGold Resources, Inc.(Æ) 45,377
414
NSK, Ltd. 35,700
327
O-I Glass, Inc. 334,752
4,232
Owens Corning 40,794
3,166
Packaging Corp. of America 1,136
153
Pan American Silver Corp. 13,504
437
Polyus PJSC - GDR 6,983
657
Reliance Steel & Aluminum Co. 916
106
Rio Tinto PLC 1,926
147
Royal Gold, Inc. 2,493
266
Seabridge Gold, Inc.(Æ) 86,064
1,668
Sika AG 2,328
633
Simcorp SA - ADR 4,948
641
Stora Enso OYJ Class R 5,648
103
Toray Industries, Inc. 173,600
1,136
Tronox Holdings PLC Class A 271,601
4,169
Turquoise Hill Resources, Ltd.(Æ) 188,032
2,067
Univar Solutions, Inc. - ADR(Æ) 317,616
5,904
Valvoline, Inc. 254,108
6,033
Westrock Co. 190,097
7,877
Wheaton Precious Metals Corp. 16,553
680
WR Grace & Co. 196,267
11,388
101,157
Producer Durables - 7.3%
3M Co. 695
122
Aena SME SA(Þ) 21,299
3,267
Aeroports de Paris(Æ) 10,575
1,217
Ametek , Inc. 626
71
Atlantia SpA (Æ) 129,823
2,062
Auckland International Airport, Ltd.(Æ) 156,456
835
Aurizon Holdings, Ltd. 355,041
999
Covenant Transportation Group, Inc.
Class A(Æ)
19,981
302
CSX Corp. 3,704
318
Cummins, Inc. 365
86
Deutsche Post AG 1,982
98
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diana Shipping, Inc.(Æ) 120,600
263
Dover Corp. 1,138
133
DSV Panalpina A/S 3,637
567
East Japan Railway Co. 53,400
3,616
Eaton Corp. PLC 44
5
Eiffage SA 13,115
1,191
Embraer SA - ADR(Æ) 46,189
297
Emerson Electric Co. 40,675
3,228
Epiroc AB Class A 93,850
1,801
Equinox Gold Corp.(Æ) 13,160
126
Expeditors International of Washington,
Inc.
1,431
128
Flughafen Zurich AG(Æ) 10,728
1,763
Fukuda Corp. 2,600
127
Grupo Aeroportuario del Sureste SAB de
CV Class B
81,205
1,278
Guangshen Railway Co., Ltd. Class H 1,760,000
318
GVS SpA (Æ)(Þ) 29,983
544
Hankook Technology Group Co., Ltd. 27,908
396
Heidrick & Struggles International, Inc. 138,944
4,052
Hitachi, Ltd. 20,300
838
Honeywell International, Inc. 419
82
Hubbell, Inc. Class B 831
129
IDEX Corp. 59
11
Japan Steel Works, Ltd. (The) 12,400
345
JGC Holdings Corp. 184,600
2,108
Jiangsu Expressway Co., Ltd. Class H 790,000
915
Johnson Controls International PLC(Æ) 868
43
Kajima Corp. 144,700
1,946
Kamigumi Co., Ltd. 18,700
334
KBR, Inc. 195,865
5,690
Komatsu, Ltd. 86,200
2,375
Kone OYJ Class B 586
46
Kuehne & Nagel International AG 406
92
Lockheed Martin Corp. 2,388
769
Luks Group Vietnam Holdings Co., Ltd. 468,000
77
Mitsubishi Corp. 99,800
2,532
Mitsubishi Heavy Industries, Ltd. 27,500
796
Mitsui & Co., Ltd. 56,000
1,040
Nestle SA 997
112
NGK Spark Plug Co., Ltd. 281,953
5,257
Nippon Yusen 37,400
864
Norfolk Southern Corp. 1,880
445
Northrop Grumman Corp. 2,938
842
Obayashi Corp. 86,800
734
Organo Corp. 6,100
405
Orkla ASA 13,923
135
PACCAR, Inc. 1,235
113
Park24 Co., Ltd. 39,800
762
Paychex, Inc. 1,172
102
Persol Holdings Co., Ltd. 186,600
3,508
Promotora y Operadora de
Infraestructura SAB de CV
43,023
323
Pyeong Hwa Automotive Co., Ltd. 19,926
194
QinetiQ Group PLC 4,175
17
Radiant Logistics, Inc.(Æ) 260,716
1,512
Rheinmetall AG 41,748
4,429
Schindler Holding AG 191
50
Seiko Epson Corp. 169,600
2,886
Skanska AB Class B 1,957
51
Stolt-Nielsen, Ltd. Class A 41,252
574
Sumitomo Heavy Industries, Ltd. 21,700
612
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 126,042
1,292
Textron, Inc. 22,269
1,008
TFI International, Inc.(Æ) 510
34
Thales SA 24,321
2,186

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toromont Industries, Ltd. 1,257
84
Transurban Group - ADR(Æ) 319,798
3,222
TreeHouse Foods, Inc.(Æ) 171,426
7,239
Trelleborg AB Class B 130,052
2,948
Tsakos Energy Navigation, Ltd. 18,442
154
United Parcel Service, Inc. Class B 629
97
VAT Group AG(Æ)(Þ) 3,240
903
Vectrus , Inc.(Æ) 77,635
3,990
Vinci SA 14,696
1,364
West Japan Railway Co. 17,100
929
98,755
Technology - 6.5%
Accenture PLC Class A 390
94
Activision Blizzard, Inc. 1,575
143
Adobe, Inc.(Æ) 2,646
1,214
Alpha & Omega Semiconductor, Ltd.(Æ) 100,907
2,900
Alphabet, Inc. Class A(Æ) 788
1,440
Alphabet, Inc. Class C(Æ) 637
1,169
Amphenol Corp. Class A 544
68
Apple, Inc. 22,902
3,022
ASML Holding NV 3,845
2,047
Atos SE 295,735
22,630
Autodesk, Inc.(Æ) 5,013
1,391
Automatic Data Processing, Inc. 870
144
Avnet, Inc. 139,483
4,925
Axcelis Technologies, Inc.(Æ) 95,155
3,258
BCE, Inc. 1,892
80
BE Semiconductor Industries NV 26,442
1,815
Bechtle AG 2,634
560
Booking Holdings, Inc.(Æ) 385
749
CGI Group, Inc.(Æ) 859
69
Cisco Systems, Inc. 90,654
4,041
Cosel Co., Ltd. 26,200
284
Eizo Corp. 16,800
603
F5 Networks, Inc.(Æ) 585
115
Facebook, Inc. Class A(Æ) 6,929
1,790
FANUC Corp. 5,400
1,418
Foxconn Technology Co., Ltd. 19,000
51
GDS Holdings, Ltd. - ADR(Æ) 2,197
228
Genpact , Ltd. 1,545
59
Infineon Technologies AG - ADR 47,701
1,918
Infrastrutture Wireless Italiane SpA (Þ) 39,387
423
Intel Corp. 38,444
2,134
Intuit, Inc. 133
48
Lite-On Technology Corp. 25,000
49
Maxar Technologies, Inc. 43,939
1,840
Microsoft Corp. 13,245
3,072
Netcompany Group A/S(Æ)(Þ) 19,695
1,842
NVC International Holdings, Ltd.(Æ) 2,401,000
51
Ooma , Inc.(Æ) 175,299
2,361
PAX Global Technology, Ltd. 212,000
207
Pegatron Corp. 28,000
78
Pinterest, Inc. Class A(Æ) 27,727
1,900
Raytheon Technologies Corp.(Æ) 32,621
2,177
Salesforce.com, Inc.(Æ) 570
129
ServiceNow , Inc.(Æ) 2,501
1,358
Shopify, Inc. Class A(Æ) 1,495
1,642
Snap, Inc. Class A(Æ) 41,489
2,196
Softcat PLC 74,681
1,534
Synnex Technology International Corp. 33,000
53
Texas Instruments, Inc. 1,087
180
Twilio , Inc. Class A(Æ) 4,267
1,534
Twitter, Inc.(Æ) 31,912
1,613
Uber Technologies, Inc.(Æ) 31,034
1,581
Worldline SA(Æ)(Þ) 17,167
1,458
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPG Holdings, Ltd. 31,000
48
87,733
Utilities - 4.6%
Alliant Energy Corp. 15,964
777
AT&T, Inc. 74,895
2,144
Avista Corp. 9,767
366
CenterPoint Energy, Inc. 169,327
3,571
Centrais Eletricas Brasileiras SA 124,981
655
Cheniere Energy, Inc.(Æ) 24,036
1,522
China Communications Services Corp.,
Ltd. Class H
5,238,886
2,346
China Gas Holdings, Ltd. 140,200
498
China Power International Development,
Ltd.
578,000
130
CLP Holdings, Ltd. 57,500
539
Dominion Energy, Inc. 46,037
3,356
Electricite de France SA 69,585
866
Emera , Inc. 13,908
582
Enbridge, Inc. 30,366
1,020
Essential Utilities, Inc. 5,473
253
Evergy , Inc. 5,699
306
Eversource Energy(Æ) 10,515
920
Exelon Corp. 23,403
973
Federal Grid Co. Unified Energy System
PJSC
568,358,279
1,616
FirstEnergy Corp. 16,791
516
Guangdong Investment, Ltd. 322,000
564
Hera SpA 83,527
292
Hydro One, Ltd.(Þ) 2,006
46
Inpex Corp. 103,100
607
International Business Machines Corp. 34,598
4,121
KDDI Corp. 102,800
3,027
Korea Electric Power Corp. 10,752
219
Korea Electric Power Corp. - ADR 27,308
281
KT Corp. 19,733
422
KT Corp. - ADR 153,732
1,617
LG Uplus Corp. 51,604
552
Magellan Midstream Partners, LP 31,201
1,387
MEG Energy Corp. Class A(Æ) 266,150
887
National Grid PLC 51,967
604
NextEra Energy, Inc. 45,076
3,645
Nippon Telegraph & Telephone Corp. 166,400
4,149
NiSource, Inc. 27,684
613
Osaka Gas Co., Ltd. 68,800
1,269
Pembina Pipeline Corp. 52,288
1,376
Pinnacle West Capital Corp. 5,142
387
Portland General Electric Co. 15,148
641
Proximus SA 5,324
112
RingCentral, Inc. Class A(Æ) 3,512
1,310
Rubis SCA 23,311
1,055
RusHydro PJSC 170,381,642
1,756
Scottish & Southern Energy PLC 62,052
1,260
Severn Trent PLC Class H 20,324
643
Swisscom AG 232
126
TC Energy Corp.(Æ) 22,839
979
Telecom Plus PLC 4,990
89
TELUS Corp. 1,750
36
T-Mobile US, Inc.(Æ) 1,158
146
Tokyo Gas Co., Ltd. 162,400
3,548
UGI Corp. 18,978
683
Verizon Communications, Inc. 2,733
150
61,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $567,743) 687,615
Preferred Stocks - 0.4%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
2.995% (Ÿ) 8,683
800
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.228% (Ÿ) 969
101
Financial Services - 0.2%
AMG Capital Trust II
5.150% due 10/15/37 29,648
1,445
Bank of America Corp.
7.250% 818
1,197
New York Community Capital Trust V
6.000% due 11/01/51 16,200
744
3,386
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
0.294% (Ÿ) 2,589
221
Grifols SA
2.501% (Ÿ) 57,166
1,013
1,234
Total Preferred Stocks
(cost $5,185) 5,521
Options Purchased - 6.6%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Feb 2021 103.31
Call (1) USD 3,000 (ÿ) 3
JPMorgan Chase Feb 2021 104.88
Call (1) USD 64,000 (ÿ) 190
JPMorgan Chase Feb 2021 105.25
Call (1) USD 68,000 (ÿ) 153
JPMorgan Chase Feb 2021 105.91
Call (1) USD 193,000 (ÿ) 667
JPMorgan Chase Mar 2021 102.88
Call (1) USD 28,000 (ÿ) 130
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (1,204) GBP 80,969 (ÿ) 4,182
NASDAQ 100 E-Mini
Index Futures
Morgan Stanley May 2021
13,750.00 Call (102) USD 140,250 (ÿ) 4,828
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
774
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
943
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,030
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/21/25)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
590
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/16/25)
Bank of America Jun 2025 0.00
Call (1)
3,152 (ÿ)
164
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/04/25)
Bank of America Jun 2025 0.00
Call (1)
14,580 (ÿ)
968
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
853
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
1,042
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
728
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
741
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,231
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
2,508 (ÿ)
257
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/10/30)
Bank of America Jun 2030 0.00
Call (1)
3,905 (ÿ)
398
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
6,291 (ÿ)
257
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,152, 09/17/30)
Bank of America Sep 2030 0.00
Call (1)
23,152 (ÿ)
1,532
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/17/30)
Bank of America Sep 2030 0.00
Call (1)
44,009 (ÿ)
1,688
(Citigroup, USD 1.196%/USD 3 Month
LIBOR, USD 2,414, 02/12/21)
Citigroup Feb 2021 0.00 Call (1) 2,414 (ÿ)
19
(Citigroup, USD 0.915%/USD 3 Month
LIBOR, USD 2,414, 07/13/21)
Citigroup Jul 2021 0.00 Call (1) 2,414 (ÿ)
13
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
1,007
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/22/41)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ)
584
(Goldman Sachs, USD 0.576%/USD 3
Month LIBOR, USD 4,828, 02/08/21)
Goldman Sachs Feb 2021 0.00
Call (1)
4,828 (ÿ)
10
(Goldman Sachs, USD 1.065%/USD 3
Month LIBOR, USD 1,297, 04/13/21)
Goldman Sachs Apr 2021 0.00
Call (1)
4,828 (ÿ)
30

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
300
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
1,046
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,448
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,469
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
989
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
696
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/16/25)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627 (ÿ)
137
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,553, 09/17/25)
Goldman Sachs Sep 2025 0.00
Call (1)
21,552 (ÿ)
1,341
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
1,005
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
1,081
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
750
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
983
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/04/30)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
616
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/10/30)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
466
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
1,219
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
1,011
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
553
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/17/30)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365 (ÿ)
98
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670 (ÿ)
287
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
733
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
1,502
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,224
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
419
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/16/25)
Bank of America Jun 2025 0.00
Put (1)
3,152 (ÿ)
751
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/04/25)
Bank of America Jun 2025 0.00
Put (1)
14,580 (ÿ)
2,919
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,517
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
1,239
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
789
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
862
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,171
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
2,508 (ÿ)
601
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/10/30)
Bank of America Jun 2030 0.00
Put (1)
3,905 (ÿ)
935
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
6,291 (ÿ)
659
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,152, 09/17/30)
Bank of America Sep 2030 0.00
Put (1)
23,152 (ÿ)
3,871
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/17/30)
Bank of America Sep 2030 0.00
Put (1)
44,009 (ÿ)
4,140

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Barclays, USD 3 Month LIBOR/USD
0.615%, USD 209,584, 04/13/21)
Barclays Apr 2021 0.00 Put (1) 209,584 (ÿ)
557
(Citigroup, USD 3 Month LIBOR/USD
1.196%, USD 2,414, 02/12/21)
Citigroup Feb 2021 0.00 Put (1) 2,414 (ÿ)
7
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,249
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,596, 01/22/41)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ)
588
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.576%, USD 4,828, 02/08/21)
Goldman Sachs Feb 2021 0.00
Put (1)
4,828 (ÿ)
3
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
495
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
1,201
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,545
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,522
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,273
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
809
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/16/25)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627 (ÿ)
625
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,553, 09/17/25)
Goldman Sachs Sep 2025 0.00
Put (1)
21,552 (ÿ)
4,631
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
1,348
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,330
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
854
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
1,022
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/04/30)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
1,361
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/10/30)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
1,089
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
1,033
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
957
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
489
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365 (ÿ)
245
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670 (ÿ)
672
Total Options Purchased
(cost $95,239) 88,744
Warrants and Rights - 0.0%
NewStar Financial, Inc.(Æ)(Š)
2021 Warrants 19,324 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 14.4%
Cheniere Energy, Inc.
4.875% due 05/28/21 (Þ) 1,068 1,070
Dycom Industries, Inc.
0.750% due 09/15/21 1,553 1,663
Encore Capital Group, Inc.
2.875% due 03/15/21 2,451 2,407
Evolent Health, Inc.
2.000% due 12/01/21 1,043 1,061
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 8,157,000 594
Jazz Investments I, Ltd.
1.875% due 08/15/21 2,034 2,064
New York Mortgage Trust, Inc.
6.250% due 01/15/22 433 433
Newpark Resources, Inc.
4.000% due 12/01/21 436 388
NuVasive , Inc.
2.250% due 03/15/21 1,832 1,832
Ship Finance International, Ltd.
5.750% due 10/15/21 590 587
Spirit Realty Capital, Inc.
3.750% due 05/15/21 541 547
Thailand Government Bond
3.650% due 12/17/21 THB 110,930 3,810
TimkenSteel Corp.
6.000% due 06/01/21 314 313
Twitter, Inc.
1.000% due 09/15/21 2,337 2,365
U.S. Cash Management Fund(@)( + ) 137,539,336
(∞)
137,508
United States Treasury Bills
0.029% due 02/04/21 (ç)(ž) 650 650
0.075% due 02/09/21 (ç)(ž) 3,864 3,864
0.039% due 02/11/21 (ç)(ž) 300 300
0.080% due 02/16/21 (ç)(ž) 2,916 2,916
0.089% due 02/23/21 (ç)(ž) 1,968 1,968

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.084% due 02/25/21 (ç)(ž) 2,082 2,082
0.091% due 03/02/21 (ç)(ž) 1,927 1,927
0.082% due 03/04/21 (ç)(ž) 1,729 1,729
0.080% due 03/09/21 (ç)(ž) 1,872 1,872
0.058% due 03/18/21 (ç)(ž) 3,245 3,245
0.055% due 03/25/21 (ç)(ž) 460 460
0.056% due 04/01/21 (ç)(ž) 1,555 1,555
0.068% due 05/13/21 (ž) 448 448
0.070% due 05/25/21 (ž) 25 25
0.072% due 06/10/21 (ž) 1,880 1,880
0.070% due 06/17/21 (ž) 3,250 3,249
0.076% due 07/01/21 (ž) 1,155 1,155
0.068% due 07/08/21 (ž) 440 440
0.069% due 07/15/21 (ž) 370 370
0.069% due 07/22/21 (ž) 4,390 4,389
0.070% due 08/05/21 (ž) 1,435 1,435
Verint Systems, Inc.
1.500% due 06/01/21 1,189 1,375
Total Short-Term Investments
(cost $193,330) 193,976
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 5,398,561
(∞)
5,399
Total Other Securities
(cost $5,399) 5,399
Total Investments - 106.2%
(identified cost $1,304,925) 1,430,228
Other Assets and Liabilities,
Net - (6.2)%
(83,290)
Net Assets - 100.0%
1,346,938

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.2%
Aena SME SA 03/10/17 EUR 21,299 147.67 3,145
3,267
Alcoa Nederland Holding BV 04/14/20 400,000 98.80 395
437
Calpine Corp. 12/19/19 393,000 99.34 390
407
Carel Industries SpA 06/17/20 EUR 30,688 17.17 527
633
CCO Holdings, LLC/CCO Holdings Capital Corp. 12/01/20 100,000 103.94 104
102
CenturyLink, Inc. 01/16/20 250,000 99.35 248
259
Cheniere Energy, Inc. 09/25/20 1,068,423 100.54 1,074
1,070
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
66
Cleveland-Cliffs, Inc. 03/13/20 72,000 88.74 64
72
Cleveland-Cliffs, Inc. 06/26/20 210,000 101.25 213
226
CSC Holdings LLC 11/13/20 400,000 97.88 392
390
Dell International LLC / EMC Corp. 09/29/17 600,000 107.59 646
724
Dino Polska SA 01/07/21 PLN 8,843 73.00 646
621
ESR Cayman, Ltd. 11/11/19 HKD 53,600 2.16 116
191
Fortive Corp. 11/21/19 2,220,000 97.95 2,174
2,248
Granite Point 04/11/18 2,046,000 91.23 1,867
1,916
Guess?, Inc. 05/27/20 776,000 71.79 557
887
GVS SpA 07/28/20 EUR 29,983 12.75 382
544
Hanesbrands, Inc. 08/08/19 739,000 104.42 772
800
Hydro One, Ltd. 06/22/18 CAD 2,006 15.13 30
46
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 39,387 11.01 434
423
Instone Real Estate Group AG 05/21/19 EUR 12,044 24.54 296
306
Intesa Sanpaolo SpA 03/10/17 710,000 95.40 678
773
Itau Unibanco Holding SA 01/12/21 200,000 99.67 199
200
j2 Global, Inc. 07/29/20 1,101,000 81.22 894
1,180
Liberty Latin America, Ltd. 06/05/20 971,000 86.36 839
913
MGIC Investment Corp. 09/14/20 1,895,000 129.17 2,448
2,497
Momo , Inc. 07/06/20 1,528,000 83.11 1,270
1,281
Morgan Stanley Capital I Trust 07/26/17 563,000 87.60 493
379
Morgan Stanley Capital I Trust 08/21/17 338,000 88.04 298
176
Netcompany Group A/S 06/17/20 DKK 19,695 62.91 1,239
1,842
Novelis Corp. 01/13/20 281,000 99.06 278
295
Nutanix , Inc. 05/06/20 1,820,000 91.55 1,666
1,847
NuVasive , Inc. 11/24/20 779,000 91.10 710
751
OI European Group BV 07/03/19 126,000 99.96 126
129
On the Beach Group PLC 06/17/20 GBP 172,440 3.69 636
775
Pluralsight , Inc. 04/17/20 2,349,000 88.96 2,090
2,305
Post Holdings, Inc. 02/11/20 52,000 100.06 52
54
Seagate HDD Cayman 01/15/21 177,000 98.25 174
173
Sealed Air Corp. 12/02/20 245,000 106.81 262
260
SIG Combibloc PurchaseCo SARL 06/11/20 EUR 175,000 113.00 198
225
Stora Enso OYJ 03/13/17 200,000 114.74 230
274
Tabula Rasa HealthCare, Inc. 12/02/20 1,139,000 87.25 994
1,247
Tenet Healthcare Corp. 08/14/19 721,000 101.18 729
752
TerraForm Power Operating LLC 01/28/20 307,000 103.40 317
329
T-Mobile USA, Inc. 05/04/20 25,000 113.79 28
29
UBS-Barclays Commercial Mortgage Trust 10/18/17 91,000 71.36 65
57
VAT Group AG 06/17/20 CHF 3,240 176.31 571
903
Vonage Holdings Corp. 04/14/20 1,259,000 89.36 1,125
1,339
Weibo Corp. 03/25/20 1,423,000 95.30 1,356
1,363
Western Digital Corp. 01/28/19 2,895,000 93.53 2,708
2,906
WFRBS Commercial Mortgage Trust 11/01/17 46,000 89.08 41
28
Worldline SA 06/17/20 EUR 17,167 80.63 1,384
1,458
Yellow Cake PLC 07/08/19 GBP 137,766 2.64 364
409
42,784
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 538 AUD 78,477 03/21
(342)
Dow Jones U.S. Real Estate Index Futures 1,408 USD 46,915 03/21
969
EURO STOXX 50 Index Futures 2,325 EUR 80,864 03/21
(1,251)
FTSE 100 Index Futures 272 GBP 17,302 03/21
(574)
Japanese 10 Year Government Bond Futures 47 JPY 7,135,541 03/21
(100)
MSCI Emerging Markets Index Futures 1,356 USD 89,910 03/21
3,084
MSCI Singapore Index Futures 496 SGD 16,281 02/21
(270)
Russell 2000 E-Mini Index Futures 73 USD 7,549 03/21
(283)
SPI 200 Index Futures 118 AUD 19,296 03/21
(125)
United States Treasury Ultra Bond Futures 861 USD 176,262 03/21
(10,167)
Short Positions
Amsterdam Index Futures 1 EUR 127 02/21
5
CAC40 Euro Index Futures 6 EUR 324 02/21
9
DAX Index Futures 1 EUR 336 03/21
13
EURO STOXX 50 Index Futures 8 EUR 278 03/21
11
Euro-Bund Futures 248 EUR 43,958 03/21
(156)
FTSE 100 Index Futures 5 GBP 318 03/21
17
FTSE/MIB Index Futures 1 EUR 108 03/21
3
Hang Seng Index Futures 1 HKD 1,416 02/21
7
IBEX 35 Index Futures 1 EUR 78 02/21
3
Long Gilt Futures 326 GBP 43,707 03/21
(34)
MSCI Emerging Markets Index Futures 21 USD 1,392 03/21
67
NASDAQ 100 E-Mini Index Futures 236 USD 60,941 03/21
(2,543)
OMXS30 Index Futures 5 SEK 972 02/21
3
Russell 2000 E-Mini Index Futures 1,222 USD 126,368 03/21
(9,420)
S&P 500 E-Mini Index Futures 888 USD 164,510 03/21
(1,460)
S&P/TSX 60 Index Futures 27 CAD 5,525 03/21
69
TOPIX Index Futures 335 JPY 6,043,401 03/21
(1,523)
United States 10 Year Treasury Note Futures 17 USD 2,330 03/21
16
United States Treasury Ultra Bond Futures 9 USD 1,842 03/21
91
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(23,881)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.31 USD 3,000 02/04/21
(8)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.88 USD 64,000 02/04/21
(10)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.25 USD 68,000 02/04/21
(110)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.91 USD 193,000 02/04/21
(4)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.88 USD 28,000 03/04/21
(91)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/19/25
Bank of America
Call 1 0.00 38,275 03/19/25
(313)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 4,827,
03/25/30
Bank of America
Call 2 0.00 9,654 03/25/30
(256)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 8,013,
11/12/30
Bank of America
Call 1 0.00 8,013 11/12/30
(690)
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 10,311,
11/12/30
Bank of America
Call 1 0.00 10,311 11/12/30
(926)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 15,083,
11/12/30
Bank of America
Call 1 0.00 15,083 11/12/30
(747)
Barclays, USD 3 Month LIBOR/USD
0.615%, USD 209,584, 04/13/21
Barclays
Call 1 0.00 209,583 04/13/21
(871)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/12/25
Citigroup
Call 1 0.00 7,541 11/12/25
(684)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 4,762, 01/22/31
Citigroup
Call 1 0.00 4,762 01/22/31
(565)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.165%, USD 2,414,
04/13/21
Goldman Sachs
Call 1 0.00 2,414 04/13/21
(25)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 9,653,
11/10/25
Goldman Sachs
Call 1 0.00 9,653 11/10/25
(922)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/26/30
Goldman Sachs
Call 1 0.00 15,265 03/26/30
(399)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/25/27
JPMorgan Chase
Call 1 0.00 62,257 03/25/27
(171)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 19,305, 11/12/30
JPMorgan Chase
Call 1 0.00 19,305 11/12/30
(1,000)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(197)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(199)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/25/25
UBS
Call 1 0.00 38,382 03/25/25
(110)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/19/25
Bank of America
Put 1 0.00 38,275 03/19/25
(385)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/25/30
Bank of America
Put 1 0.00 4,827 03/25/30
(573)
Bank of America, USD 1.196%/USD
3 Month LIBOR, USD 4,827,
03/25/30
Bank of America
Put 1 0.00 4,827 03/25/30
(573)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,013,
11/12/30
Bank of America
Put 1 0.00 8,013 11/12/30
(1,087)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 10,311,
11/12/30
Bank of America
Put 1 0.00 10,311 11/12/30
(1,349)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 15,083,
11/12/30
Bank of America
Put 1 0.00 15,083 11/12/30
(1,162)
Citigroup, USD 1.415%/USD 3 Month
LIBOR, USD 2,414, 07/13/21
Citigroup
Put 1 0.00 2,414 07/13/21
(22)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/12/25
Citigroup
Put 1 0.00 7,541 11/12/25
(1,236)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/22/31
Citigroup
Put 1 0.00 4,762 01/22/31
(575)
Goldman Sachs, USD 1.465%/USD
3 Month LIBOR, USD 2,414,
04/13/21
Goldman Sachs
Put 1 0.00 2,414 04/13/21
(7)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 9,653,
11/10/25
Goldman Sachs
Put 1 0.00 9,653 11/10/25
(1,512)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/26/30
Goldman Sachs
Put 1 0.00 15,265 03/26/30
(1,827)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/25/27
JPMorgan Chase
Put 1 0.00 62,257 03/25/27
(633)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/12/30
JPMorgan Chase
Put 1 0.00 19,305 11/12/30
(1,428)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(930)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(924)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/25/25
UBS
Put 1 0.00 38,382 03/25/25
(237)
Total Liability for Options Written (premiums received $22,877)
(22,758)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,407 AUD 4,408 03/17/21 (38)
Bank of America USD 4,706 CAD 5,985 03/17/21 (25)
Bank of America USD 20,791 EUR 17,093 03/17/21 (27)
Bank of America USD 6,303 GBP 4,605 03/17/21 8
Bank of America USD 1,900 HKD 14,729 03/17/21 (1)
Bank of America USD 1,979 INR 147,500 03/17/21 31
Bank of America USD 11,809 JPY 1,224,840 03/17/21 (111)
Bank of America USD 1,605 SEK 13,277 03/17/21 (15)
Bank of America CAD 38 USD 30 02/01/21 —
Bank of America CAD 5,847 USD 4,606 03/17/21 33
Bank of America GBP 5 USD 6 02/01/21 —
Bank of America GBP 9,681 USD 13,297 03/17/21 29
Bank of America HKD 15,505 USD 2,000 03/17/21 —
Bank of America JPY 86,821 USD 829 02/02/21 —
Bank of America SEK 13,271 USD 1,600 03/17/21 12
Bank of America SGD 87 USD 65 02/02/21 —
Bank of America TWD 726,686 USD 26,210 03/17/21 252
Bank of Montreal USD 1,874 AUD 2,453 02/09/21 1
Bank of Montreal USD 2,379 CAD 3,053 02/09/21 8
Bank of Montreal USD 2,145 CHF 1,906 02/09/21 (5)
Bank of Montreal USD 8,182 EUR 6,746 02/09/21 6
Bank of Montreal USD 10,478 EUR 8,641 03/17/21 19
Bank of Montreal USD 3,554 GBP 2,597 02/09/21 4
Bank of Montreal USD 8,717 GBP 6,492 03/17/21 181
Bank of Montreal USD 3,009 HKD 23,326 02/09/21 —
Bank of Montreal USD 6,132 JPY 639,925 02/09/21 (22)
Bank of Montreal AUD 2,453 USD 1,875 03/05/21 (1)
Bank of Montreal CAD 3,053 USD 2,379 03/05/21 (9)
Bank of Montreal CAD 5,339 USD 4,179 03/17/21 3
Bank of Montreal CHF 1,906 USD 2,147 03/05/21 4
Bank of Montreal DKK 11,829 USD 1,927 03/17/21 (5)
Bank of Montreal EUR 6,746 USD 8,186 03/05/21 (6)
Bank of Montreal GBP 2,597 USD 3,555 03/05/21 (4)
Bank of Montreal HKD 23,326 USD 3,009 03/05/21 —
Bank of Montreal JPY 639,925 USD 6,134 03/05/21 23
Bank of New York USD 1,877 AUD 2,453 02/09/21 (2)
Bank of New York USD 2,383 CAD 3,053 02/09/21 5
Bank of New York USD 2,146 CHF 1,906 02/09/21 (6)
Bank of New York USD 8,183 EUR 6,746 02/09/21 5
Bank of New York USD 10,483 EUR 8,641 03/17/21 14
Bank of New York USD 3,558 GBP 2,597 02/09/21 —
Bank of New York USD 220 GBP 165 03/10/21 5
Bank of New York USD 7,605 GBP 5,736 03/10/21 256
Bank of New York USD 8,722 GBP 6,492 03/17/21 174
Bank of New York USD 3,009 HKD 23,326 02/09/21 —
Bank of New York USD 6,134 JPY 639,925 02/09/21 (24)
Bank of New York USD 13,949 JPY 1,453,960 03/10/21 (63)
Bank of New York USD 252 NZD 360 03/10/21 7

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 14,249 NZD 20,724 03/10/21 643
Bank of New York AUD 2,453 USD 1,877 03/05/21 2
Bank of New York CAD 3,053 USD 2,383 03/05/21 (5)
Bank of New York CAD 5,339 USD 4,175 03/17/21 (1)
Bank of New York CHF 1,906 USD 2,148 03/05/21 5
Bank of New York DKK 11,829 USD 1,928 03/17/21 (3)
Bank of New York EUR 6,746 USD 8,187 03/05/21 (5)
Bank of New York GBP 2,597 USD 3,559 03/05/21 —
Bank of New York GBP 44 USD 60 03/10/21 —
Bank of New York GBP 64 USD 88 03/10/21 —
Bank of New York GBP 813 USD 1,116 03/10/21 2
Bank of New York HKD 23,326 USD 3,009 03/05/21 —
Bank of New York JPY 639,925 USD 6,135 03/05/21 24
Bank of New York JPY 1,453,960 USD 13,983 03/10/21 97
Bank of New York NZD 199 USD 143 03/10/21 (1)
Bank of New York NZD 462 USD 333 03/10/21 1
Bank of New York NZD 2,703 USD 1,948 03/10/21 6
Citigroup USD 248 NOK 2,197 03/10/21 8
Citigroup USD 6,468 NOK 58,668 03/10/21 381
Citigroup AUD 2,489 USD 1,908 02/09/21 6
Citigroup CAD 3,106 USD 2,429 02/09/21 (1)
Citigroup CHF 1,925 USD 2,182 02/09/21 21
Citigroup CNY 417,709 USD 63,527 03/17/21 (877)
Citigroup EUR 6,816 USD 8,385 02/09/21 112
Citigroup GBP 2,587 USD 3,520 02/09/21 (24)
Citigroup HKD 23,689 USD 3,056 02/09/21 1
Citigroup JPY 651,435 USD 6,324 02/09/21 104
Citigroup NOK 263 USD 31 03/10/21 —
Citigroup NOK 2,385 USD 279 03/10/21 1
Citigroup NOK 7,740 USD 905 03/10/21 1
Citigroup RUB 1,424,899 USD 19,240 03/17/21 504
Commonwealth Bank of Australia USD 103 AUD 134 03/10/21 —
Commonwealth Bank of Australia USD 280 AUD 364 03/10/21 (2)
Commonwealth Bank of Australia USD 1,050 AUD 1,367 03/10/21 (4)
Commonwealth Bank of Australia AUD 280 USD 206 03/10/21 (8)
Commonwealth Bank of Australia AUD 10,494 USD 7,666 03/10/21 (356)
HSBC USD 55 BRL 303 03/02/21 —
HSBC USD 227 BRL 1,210 03/02/21 (6)
HSBC USD 3,528 BRL 18,492 03/02/21 (152)
HSBC USD 193 CLP 139,162 02/08/21 (4)
HSBC USD 541 CLP 398,775 02/08/21 2
HSBC USD 618 CNY 4,195 02/18/21 30
HSBC USD 740 CNY 4,834 02/18/21 7
HSBC USD 782 CNY 5,174 02/18/21 18
HSBC USD 1,344 CNY 8,698 02/18/21 —
HSBC USD 4,414 CNY 29,779 02/18/21 186
HSBC USD 1,190 CNY 7,766 05/27/21 1
HSBC USD 6,691 CNY 43,773 05/27/21 25
HSBC USD 2,624 HUF 780,011 05/13/21 26
HSBC USD 53 MXN 1,080 04/15/21 (1)
HSBC USD 125 MXN 2,508 04/15/21 (3)
HSBC USD 406 PEN 1,474 05/07/21 (1)
HSBC USD 120 PHP 5,821 02/26/21 1
HSBC USD 91 PHP 4,377 05/28/21 —
HSBC USD 160 PLN 594 02/08/21 (1)
HSBC USD 4,479 PLN 17,200 02/08/21 137
HSBC USD 3,880 PLN 14,512 05/27/21 20
HSBC USD 145 RON 601 03/23/21 5
HSBC USD 780 RUB 60,337 02/26/21 15
HSBC USD 488 RUB 37,543 05/28/21 1
HSBC USD 170 ZAR 2,599 05/07/21 —
HSBC USD 200 ZAR 3,050 05/07/21 (1)
HSBC AUD 2,489 USD 1,911 02/09/21 8

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC BRL 1,037 USD 200 03/02/21 11
HSBC BRL 1,929 USD 372 03/02/21 20
HSBC BRL 2,939 USD 540 03/02/21 3
HSBC CAD 3,106 USD 2,430 02/09/21 1
HSBC CHF 1,925 USD 2,182 02/09/21 21
HSBC CLP 537,937 USD 680 02/08/21 (52)
HSBC CLP 398,775 USD 542 05/24/21 (2)
HSBC CNY 8,907 USD 1,370 02/18/21 (6)
HSBC CNY 43,773 USD 6,735 02/18/21 (29)
HSBC COP 1,562,096 USD 454 04/22/21 18
HSBC COP 3,530,600 USD 1,016 04/22/21 30
HSBC CZK 18,311 USD 847 05/13/21 (7)
HSBC EUR 6,816 USD 8,386 02/09/21 113
HSBC GBP 2,587 USD 3,518 02/09/21 (27)
HSBC HKD 23,689 USD 3,056 02/09/21 —
HSBC HUF 135,284 USD 460 05/13/21 1
HSBC IDR 21,834,294 USD 1,458 03/03/21 (95)
HSBC JPY 651,435 USD 6,327 02/09/21 107
HSBC MXN 1,386 USD 69 04/15/21 2
HSBC MXN 1,507 USD 75 04/15/21 2
HSBC MXN 1,611 USD 80 04/15/21 2
HSBC MXN 1,644 USD 82 04/15/21 2
HSBC MXN 1,644 USD 82 04/15/21 2
HSBC MXN 1,645 USD 82 04/15/21 2
HSBC MXN 1,645 USD 82 04/15/21 2
HSBC MXN 1,769 USD 87 04/15/21 2
HSBC MXN 1,769 USD 87 04/15/21 2
HSBC MXN 1,770 USD 87 04/15/21 2
HSBC MXN 1,770 USD 87 04/15/21 2
HSBC MXN 1,770 USD 87 04/15/21 2
HSBC MXN 2,017 USD 100 04/15/21 2
HSBC MXN 3,018 USD 150 04/15/21 4
HSBC MXN 3,325 USD 164 04/15/21 3
HSBC PEN 109 USD 30 05/07/21 —
HSBC PEN 3,871 USD 1,067 05/07/21 4
HSBC PHP 1,444 USD 30 02/26/21 —
HSBC PHP 4,377 USD 91 02/26/21 —
HSBC PLN 3,281 USD 880 02/08/21 (1)
HSBC PLN 14,512 USD 3,877 02/08/21 (19)
HSBC RON 1,124 USD 280 03/23/21 1
HSBC RUB 22,794 USD 297 02/26/21 (3)
HSBC RUB 37,543 USD 493 02/26/21 (1)
HSBC THB 3,302 USD 109 03/23/21 (1)
HSBC THB 27,181 USD 892 03/23/21 (16)
HSBC THB 28,243 USD 940 03/23/21 (4)
HSBC ZAR 563 USD 37 05/07/21 —
HSBC ZAR 2,592 USD 173 05/07/21 4
HSBC ZAR 8,143 USD 543 05/07/21 11
HSBC ZAR 8,153 USD 543 05/07/21 11
JPMorgan Chase USD 1,877 AUD 2,453 02/09/21 (2)
JPMorgan Chase USD 2,382 CAD 3,053 02/09/21 6
JPMorgan Chase USD 2,148 CHF 1,906 02/09/21 (7)
JPMorgan Chase USD 8,185 EUR 6,746 02/09/21 2
JPMorgan Chase USD 10,487 EUR 8,641 03/17/21 10
JPMorgan Chase USD 3,561 GBP 2,597 02/09/21 (3)
JPMorgan Chase USD 8,727 GBP 6,492 03/17/21 171
JPMorgan Chase USD 3,009 HKD 23,326 02/09/21 —
JPMorgan Chase USD 6,134 JPY 639,925 02/09/21 (25)
JPMorgan Chase AUD 2,489 USD 1,909 02/09/21 6
JPMorgan Chase AUD 2,453 USD 1,877 03/05/21 2
JPMorgan Chase CAD 3,106 USD 2,429 02/09/21 —
JPMorgan Chase CAD 3,053 USD 2,382 03/05/21 (6)
JPMorgan Chase CAD 5,339 USD 4,177 03/17/21 1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase CHF 1,925 USD 2,182 02/09/21 21
JPMorgan Chase CHF 1,906 USD 2,149 03/05/21 7
JPMorgan Chase DKK 11,829 USD 1,929 03/17/21 (3)
JPMorgan Chase EUR 6,816 USD 8,382 02/09/21 110
JPMorgan Chase EUR 6,746 USD 8,189 03/05/21 (3)
JPMorgan Chase EUR 160 USD 194 03/17/21 (1)
JPMorgan Chase GBP 2,587 USD 3,521 02/09/21 (24)
JPMorgan Chase GBP 2,597 USD 3,562 03/05/21 3
JPMorgan Chase HKD 23,689 USD 3,056 02/09/21 —
JPMorgan Chase HKD 23,326 USD 3,008 03/05/21 —
JPMorgan Chase HKD 4,015 USD 518 03/17/21 —
JPMorgan Chase JPY 651,435 USD 6,326 02/09/21 106
JPMorgan Chase JPY 639,925 USD 6,136 03/05/21 24
JPMorgan Chase MXN 106,550 USD 5,235 03/17/21 61
JPMorgan Chase SGD 5,580 USD 4,179 03/17/21 (21)
Royal Bank of Canada USD 111 AUD 144 02/09/21 (1)
Royal Bank of Canada USD 1,023 AUD 1,335 03/05/21 (2)
Royal Bank of Canada USD 168 CAD 214 02/09/21 (1)
Royal Bank of Canada USD 1,303 CAD 1,668 03/05/21 2
Royal Bank of Canada USD 315 CAD 409 03/10/21 5
Royal Bank of Canada USD 7,536 CAD 9,861 03/10/21 177
Royal Bank of Canada USD 84 CHF 74 02/09/21 (1)
Royal Bank of Canada USD 1,184 CHF 1,051 03/05/21 (3)
Royal Bank of Canada USD 508 EUR 418 02/02/21 (1)
Royal Bank of Canada USD 344 EUR 281 02/09/21 (3)
Royal Bank of Canada USD 4,533 EUR 3,742 03/05/21 10
Royal Bank of Canada USD 10,500 EUR 8,641 03/17/21 (3)
Royal Bank of Canada USD 1,931 GBP 1,411 03/05/21 3
Royal Bank of Canada USD 8,738 GBP 6,492 03/17/21 158
Royal Bank of Canada USD 187 HKD 1,453 02/09/21 —
Royal Bank of Canada USD 1,651 HKD 12,798 03/05/21 —
Royal Bank of Canada USD 446 JPY 46,042 02/09/21 (6)
Royal Bank of Canada USD 3,384 JPY 352,437 03/05/21 (18)
Royal Bank of Canada USD 122 SEK 1,002 02/09/21 (2)
Royal Bank of Canada USD 632 SEK 5,286 03/05/21 —
Royal Bank of Canada USD 86 SGD 113 02/09/21 —
Royal Bank of Canada USD 468 SGD 622 03/05/21 —
Royal Bank of Canada AUD 2,489 USD 1,909 02/09/21 7
Royal Bank of Canada CAD — USD — 02/02/21 —
Royal Bank of Canada CAD 25 USD 20 02/02/21 —
Royal Bank of Canada CAD 3,106 USD 2,428 02/09/21 (1)
Royal Bank of Canada CAD 19 USD 15 03/10/21 —
Royal Bank of Canada CAD 137 USD 107 03/10/21 —
Royal Bank of Canada CAD 1,365 USD 1,069 03/10/21 1
Royal Bank of Canada CAD 5,339 USD 4,177 03/17/21 2
Royal Bank of Canada CHF 1,925 USD 2,181 02/09/21 20
Royal Bank of Canada DKK 11,829 USD 1,931 03/17/21 (1)
Royal Bank of Canada EUR 6,816 USD 8,376 02/09/21 103
Royal Bank of Canada EUR 130 USD 159 03/17/21 1
Royal Bank of Canada EUR 150 USD 184 03/17/21 2
Royal Bank of Canada EUR 150 USD 184 03/17/21 2
Royal Bank of Canada EUR 190 USD 231 03/17/21 —
Royal Bank of Canada EUR 200 USD 243 03/17/21 —
Royal Bank of Canada EUR 7,000 USD 8,539 03/17/21 36
Royal Bank of Canada GBP 4 USD 5 02/02/21 —
Royal Bank of Canada GBP 40 USD 55 02/09/21 —
Royal Bank of Canada GBP 2,587 USD 3,514 02/09/21 (30)
Royal Bank of Canada HKD 23,689 USD 3,056 02/09/21 1
Royal Bank of Canada JPY 651,435 USD 6,322 02/09/21 103
State Street USD 130 AUD 170 03/05/21 —
State Street USD 2,946 AUD 3,943 03/17/21 68
State Street USD 929 BRL 4,760 03/17/21 (60)
State Street USD 84 CAD 108 03/05/21 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 12 CHF 11 03/05/21 —
State Street USD 63,559 CNY 417,709 03/17/21 844
State Street USD 121 EUR 100 02/01/21 —
State Street USD 182 EUR 150 02/02/21 —
State Street USD 397 EUR 327 03/05/21 —
State Street USD 202 EUR 164 03/10/21 (3)
State Street USD 945 EUR 777 03/10/21 (1)
State Street USD 850 EUR 700 03/17/21 1
State Street USD 274 GBP 200 03/05/21 —
State Street USD 518 HKD 4,015 03/17/21 —
State Street USD 870 KRW 964,763 03/05/21 (8)
State Street USD 5,189 KRW 5,666,860 03/17/21 (122)
State Street USD 8,241 KRW 9,000,000 03/17/21 (195)
State Street USD 5,336 MXN 106,550 03/17/21 (162)
State Street USD 1,050 MYR 4,280 03/17/21 7
State Street USD 19,262 RUB 1,424,899 03/17/21 (525)
State Street USD 4,566 SEK 38,041 02/09/21 (14)
State Street USD 600 SEK 4,904 03/10/21 (12)
State Street USD 2,009 SEK 16,732 03/10/21 (6)
State Street USD 127 SEK 1,072 03/17/21 2
State Street USD 3,407 SGD 4,529 02/09/21 2
State Street USD 36 SGD 48 03/05/21 —
State Street USD 4,176 SGD 5,580 03/17/21 25
State Street USD 849 TWD 23,700 03/05/21 (2)
State Street USD 26,347 TWD 726,686 03/17/21 (388)
State Street CHF 4,252 USD 4,797 03/17/21 18
State Street EUR 14,141 USD 17,153 02/01/21 (7)
State Street EUR 82 USD 100 03/10/21 —
State Street EUR 261 USD 312 03/10/21 (6)
State Street EUR 5,429 USD 6,458 03/10/21 (135)
State Street EUR 7,000 USD 8,539 03/17/21 36
State Street GBP 4,400 USD 5,902 03/17/21 (128)
State Street HKD 2,568 USD 331 03/05/21 —
State Street INR 147,500 USD 1,983 03/17/21 (28)
State Street JPY 10,854 USD 104 03/05/21 —
State Street JPY 729,060 USD 7,006 03/17/21 43
State Street KRW 479,234 USD 440 02/09/21 12
State Street KRW 6,426,134 USD 5,871 02/09/21 126
State Street KRW 295,907 USD 265 03/05/21 —
State Street MYR 4,280 USD 1,053 03/17/21 (4)
State Street SEK 39,043 USD 4,772 02/09/21 99
State Street SEK 499 USD 60 03/05/21 —
State Street SEK 38,041 USD 4,567 03/05/21 14
State Street SEK 1,477 USD 177 03/10/21 —
State Street SEK 126,021 USD 14,790 03/10/21 (297)
State Street SGD 4,642 USD 3,509 02/09/21 15
State Street SGD 4,529 USD 3,407 03/05/21 (2)
State Street TWD 5,201 USD 186 02/09/21 —
State Street TWD 168,093 USD 6,010 02/09/21 7
State Street TWD 8,092 USD 290 03/05/21 1
UBS USD 1,881 AUD 2,453 02/09/21 (6)
UBS USD 2,384 CAD 3,053 02/09/21 4
UBS USD 2,149 CHF 1,906 02/09/21 (8)
UBS USD 532 CHF 468 03/10/21 (5)
UBS USD 3,195 CHF 2,839 03/10/21 (4)
UBS USD 8,188 EUR 6,746 02/09/21 —
UBS USD 9,015 EUR 7,427 03/17/21 7
UBS USD 10,464 EUR 8,641 03/17/21 33
UBS USD 3,564 GBP 2,597 02/09/21 (6)
UBS USD 8,702 GBP 6,492 03/17/21 194
UBS USD 3,009 HKD 23,326 02/09/21 —
UBS USD 6,135 JPY 639,925 02/09/21 (26)
UBS USD 7,204 JPY 746,280 03/17/21 (76)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS USD 9,024 JPY 936,540 03/17/21 (79)
UBS USD 6,201 KRW 6,905,368 02/09/21 (28)
UBS USD 6,188 TWD 173,294 02/09/21 1
UBS AUD 2,453 USD 1,882 03/05/21 6
UBS BRL 4,760 USD 936 03/17/21 67
UBS CAD 3,053 USD 2,384 03/05/21 (4)
UBS CAD 5,339 USD 4,173 03/17/21 (3)
UBS CHF 1,906 USD 2,150 03/05/21 8
UBS CHF 174 USD 196 03/10/21 —
UBS CHF 1,065 USD 1,175 03/10/21 (22)
UBS CHF 19,414 USD 21,376 03/10/21 (443)
UBS DKK 11,829 USD 1,924 03/17/21 (7)
UBS EUR 6,746 USD 8,192 03/05/21 —
UBS EUR 34,615 USD 42,133 03/17/21 87
UBS GBP 2,597 USD 3,565 03/05/21 6
UBS HKD 23,326 USD 3,009 03/05/21 —
UBS JPY 639,925 USD 6,136 03/05/21 25
UBS KRW 6,905,368 USD 6,201 03/05/21 28
UBS KRW 14,666,860 USD 13,522 03/17/21 409
UBS TWD 173,294 USD 6,202 03/05/21 12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
2,167
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1136 Index
Commodity Index ( i )( + ) Goldman Sachs USD 68,121
Total Return on Underlying
Reference Entity
(1)
02/05/21 — — —
Short
Russell 1000 Index Total Return Goldman Sachs USD 40,117 3 Month LIBOR + 0.245%
(2)
04/16/21 — 2,866 2,866
Total Open Total Return Swap Contracts (å) — 2,866 2,866
( i ) The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1136 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil July 2021 12.5 $ 8,510
Corn May 2021 6.3 4,258
Corn July 2021 6.3 4,258
Crude Oil May 2021 6.3 4,258
Crude Oil July 2021 6.3 4,258
Soybean Meal May 2021 6.3 4,258
Soybean Meal July 2021 6.3 4,258
Soybeans May 2021 6.3 4,258
Soybeans July 2021 6.3 4,258
Soybeans Oil May 2021 6.3 4,258
Soybeans Oil July 2021 6.3 4,258
Sugar May 2021 6.3 4,258

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Sugar July 2021 6.3 4,258
Unleaded Gasoline May 2021 6.3 4,258
Unleaded Gasoline July 2021 6.3 4,258
Total Long Futures Contracts
68,122
Short Futures Contracts
Aluminum May 2021 (6.3) $ (4,258)
Aluminum July 2021 (6.3) (4,258)
Coffee May 2021 (6.3) (4,258)
Coffee July 2021 (6.3) (4,258)
Gas Oil May 2021 (6.3) (4,258)
Gas Oil July 2021 (6.3) (4,258)
Gold June 2021 (12.5) (8,510)
Live Cattle June 2021 (12.5) (8,516)
Natural Gas (NYMEX) May 2021 (6.3) (4,258)
Natural Gas (NYMEX) July 2021 (6.3) (4,258)
Silver May 2021 (6.3) (4,258)
Silver July 2021 (6.3) (4,258)
Zinc May 2021 (6.3) (4,258)
Zinc July 2021 (6.3) (4,258)
Total Short Futures Contracts
(68,122)
Cash
100.0 68,121
Total Notional Amount
$ 68,121
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 29,933 Three Month LIBOR
(2)
0.210%
(3)
12/31/22
— (15) (15)
Barclays USD 274 0.188%
(3)
Three Month LIBOR
(2)
01/07/23
— — —
Barclays USD 250 0.205%
(3)
Three Month LIBOR
(2)
01/08/23
— — —
Barclays USD 431 0.215%
(3)
Three Month LIBOR
(2)
01/11/23
— — —
Barclays USD 1,608 0.215%
(3)
Three Month LIBOR
(2)
01/13/23
— 1 1
Barclays USD 6,164 0.228%
(3)
Three Month LIBOR
(2)
01/14/23
— 5 5
Barclays USD 382 0.221%
(3)
Three Month LIBOR
(2)
01/15/23
— — —
Barclays USD 6,118 0.224%
(3)
Three Month LIBOR
(2)
01/15/23
— 5 5
Barclays USD 29,156 0.202%
(3)
Three Month LIBOR
(2)
01/22/23
— 11 11
Barclays USD 17,561 Three Month LIBOR
(2)
0.201%
(3)
01/28/23
— (6) (6)
Barclays USD 48,797 0.199%
(3)
Three Month LIBOR
(2)
02/01/23
— 16 16
Barclays USD 23,155 Three Month LIBOR
(2)
0.191%
(3)
02/02/23
— — —
Barclays USD 32,801 Three Month LIBOR
(2)
0.250%
(3)
03/17/23
(31) (11) (42)
Barclays USD 16,654 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— (77) (77)
Barclays USD 5,009 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— (35) (35)
Barclays USD 3,564 0.277%
(3)
Three Month LIBOR
(2)
08/12/25
— (31) (31)
Barclays USD 4,556 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 32 32
Barclays USD 4,816 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 19 19
Barclays USD 4,816 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 8 8

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,925 0.428%
(3)
Three Month LIBOR
(2)
12/16/25
— (22) (22)
Barclays USD 9,737 Three Month LIBOR
(2)
0.442%
(3)
01/05/26
— 41 41
Barclays USD 8,617 Three Month LIBOR
(2)
0.430%
(3)
01/06/26
— 42 42
Barclays USD 1,808 Three Month LIBOR
(2)
0.419%
(3)
01/07/26
— 10 10
Barclays USD 4,635 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— (7) (7)
Barclays USD 209,584 Three Month LIBOR
(2)
0.418%
(3)
01/15/26
— 1,185 1,185
Barclays USD 109,437 Three Month LIBOR
(2)
0.450%
(3)
03/17/26
175 451 626
Barclays USD 209,583 0.615%
(3)
Three Month LIBOR
(2)
04/15/26
— 331 331
Barclays USD 2,312 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— (93) (93)
Barclays USD 33,308 0.556%
(3)
Three Month LIBOR
(2)
08/05/30
— (1,633) (1,633)
Barclays USD 33,308 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 1,651 1,651
Barclays USD 31,087 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 1,125 1,125
Barclays USD 33,308 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 1,211 1,211
Barclays USD 12,517 0.937%
(3)
Three Month LIBOR
(2)
01/06/31
— (224) (224)
Barclays USD 600 0.936%
(3)
Three Month LIBOR
(2)
01/07/31
— (11) (11)
Barclays USD 620 1.028%
(3)
Three Month LIBOR
(2)
01/08/31
— (6) (6)
Barclays USD 1,306 1.070%
(3)
Three Month LIBOR
(2)
01/11/31
— (7) (7)
Barclays USD 10,382 Three Month LIBOR
(2)
1.059%
(3)
01/11/31
— 65 65
Barclays USD 5,632 1.091%
(3)
Three Month LIBOR
(2)
01/12/31
— (18) (18)
Barclays USD 1,905 1.136%
(3)
Three Month LIBOR
(2)
01/13/31
— 2 2
Barclays USD 6,802 Three Month LIBOR
(2)
1.128%
(3)
01/13/31
— (3) (3)
Barclays USD 5,799 Three Month LIBOR
(2)
1.175%
(3)
01/14/31
— (28) (28)
Barclays USD 8,007 1.173%
(3)
Three Month LIBOR
(2)
01/14/31
— 38 38
Barclays USD 510 1.099%
(3)
Three Month LIBOR
(2)
01/15/31
— (1) (1)
Barclays USD 8,166 1.119%
(3)
Three Month LIBOR
(2)
01/15/31
— (5) (5)
Barclays USD 3,924 1.108%
(3)
Three Month LIBOR
(2)
01/19/31
— (7) (7)
Barclays USD 5,023 Three Month LIBOR
(2)
1.103%
(3)
01/19/31
— 11 11
Barclays USD 424 Three Month LIBOR
(2)
1.100%
(3)
01/26/31
— 1 1
Barclays USD 883 0.900%
(3)
Three Month LIBOR
(2)
03/17/31
(7) (14) (21)
Barclays USD 898 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— — —
Barclays USD 869 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 4 4
Barclays USD 868 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 50 50
Barclays USD 296 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 18 18
Barclays USD 591 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 38 38
Barclays USD 828 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 48 48
Barclays USD 4,172 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 231 231
Barclays USD 1,630 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 153 153
Barclays USD 3,476 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 351 351
Barclays USD 69,645 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
183 7,684 7,867
Barclays USD 15,182 1.305%
(3)
Three Month LIBOR
(2)
10/27/50
— (1,170) (1,170)
Barclays USD 15,381 1.410%
(3)
Three Month LIBOR
(2)
11/12/50
— (784) (784)
Barclays USD 12,441 Three Month LIBOR
(2)
1.256%
(3)
11/23/50
— 1,113 1,113
Barclays USD 17,476 1.400%
(3)
Three Month LIBOR
(2)
12/04/50
— (933) (933)
Barclays USD 1,563 1.438%
(3)
Three Month LIBOR
(2)
01/04/51
— (69) (69)
Barclays USD 512 Three Month LIBOR
(2)
1.513%
(3)
01/08/51
— 13 13
Barclays USD 17,715 1.563%
(3)
Three Month LIBOR
(2)
01/11/51
— (230) (230)
Barclays USD 1,856 Three Month LIBOR
(2)
1.613%
(3)
01/15/51
— 1 1
Barclays USD 1,659 1.597%
(3)
Three Month LIBOR
(2)
01/19/51
— (7) (7)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 497 1.609%
(3)
Three Month LIBOR
(2)
01/25/51
— (1) (1)
Barclays USD 1,432 Three Month LIBOR
(2)
1.621%
(3)
02/02/51
— — —
Barclays USD 34,965 1.250%
(3)
Three Month LIBOR
(2)
03/17/51
(1,688) (1,565) (3,253)
Barclays USD 2,187 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 294 294
Barclays USD 420 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 79 79
Barclays USD 525 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 98 98
Barclays USD 7,065 1.080%
(3)
Three Month LIBOR
(2)
08/14/55
— (1,234) (1,234)
Barclays USD 3,754 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 570 570
Barclays USD 2,369 1.570%
(3)
Three Month LIBOR
(2)
11/12/55
— (143) (143)
Barclays USD 868 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 120 120
Barclays USD 502 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 69 69
Credit Suisse CNY 8,200 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 4 4
Credit Suisse CNY 6,200 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— (5) (5)
HSBC CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (34) (34)
JPMorgan Chase HUF 383,299 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 1 1
JPMorgan Chase HUF 239,999 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— (20) (20)
JPMorgan Chase CNY 5,800 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (14) (14)
JPMorgan Chase CNY 18,800 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (28) (28)
Total Open Interest Rate Swap Contracts (å)
(1,368) 8,709 7,341
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial Inc. JPMorgan Chase
Sell
0.998% USD 579 5.000%
(2)
06/20/26
124 (3) 121
Ally Financial Inc. JPMorgan Chase
Sell
0.998% USD 73 5.000%
(2)
06/20/26
16 (1) 15
Ally Financial Inc. JPMorgan Chase
Sell
0.998% USD 191 5.000%
(2)
06/20/26
41 (1) 40
Altice JPMorgan Chase
Sell
3.609% EUR 100 5.000%
(2)
06/20/26
9 (1) 8
Anglo American plc JPMorgan Chase
Sell
1.141% EUR 145 5.000%
(2)
06/20/26
38 (2) 36
Anglo American plc JPMorgan Chase
Sell
1.141% EUR 145 5.000%
(2)
06/20/26
38 (2) 36
Arcelor Mittal JPMorgan Chase
Sell
1.630% EUR 650 5.000%
(2)
06/20/26
102 38 140
Ardagh Pkging Fin PLC Goldman Sachs
Sell
2.662% EUR 33 5.000%
(2)
06/20/26
5 — 5
Ardagh Pkging Fin PLC Goldman Sachs
Sell
2.662% EUR 34 5.000%
(2)
06/20/26
5 — 5
Dell JPMorgan Chase
Sell
1.647% USD 400 1.000%
(2)
06/20/26
(11) (2) (13)
Fiat JPMorgan Chase
Sell
0.926% EUR 400 5.000%
(2)
06/20/24
66 1 67
Fiat Goldman Sachs
Sell
1.361% EUR 242 5.000%
(2)
06/20/26
57 (1) 56
Fiat Goldman Sachs
Sell
1.361% EUR 121 5.000%
(2)
06/20/26
29 (1) 28
Fiat Goldman Sachs
Sell
1.361% EUR 387 5.000%
(2)
06/20/26
92 (3) 89
Jaguar Land Rover Goldman Sachs
Sell
2.328% EUR 115 5.000%
(2)
12/20/21
2 1 3

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Lennar Corporation JPMorgan Chase
Sell
0.949% USD 75 5.000%
(2)
06/20/26
16 — 16
Lennar Corporation JPMorgan Chase
Sell
0.949% USD 150 5.000%
(2)
06/20/26
31 1 32
Lennar Corporation JPMorgan Chase
Sell
0.949% USD 75 5.000%
(2)
06/20/26
16 — 16
Lumen Technologies Inc Goldman Sachs
Sell
2.710% USD 400 1.000%
(2)
06/20/26
(39) 5 (34)
Macys, Inc. Barclays
Sell
4.832% USD 200 1.000%
(2)
06/20/25
(8) (22) (30)
Macys, Inc. Goldman Sachs
Sell
4.832% USD 200 1.000%
(2)
06/20/25
(7) (23) (30)
Marks & Spencer PLC BNP Paribas
Sell
2.055% EUR 167 1.000%
(2)
06/20/24
(6) (1) (7)
NRG Energy Inc. JPMorgan Chase
Sell
1.384% USD 7 5.000%
(2)
06/20/26
1 — 1
Occidental Petroleum
Corp. Goldman Sachs
Sell
4.156% USD 360 1.000%
(2)
06/20/26
(41) (11) (52)
Schaeffler AG JPMorgan Chase
Sell
2.029% EUR 125 5.000%
(2)
06/20/26
23 — 23
Telecom Italia SpA JPMorgan Chase
Sell
1.578% EUR 300 1.000%
(2)
06/20/24
(6) (1) (7)
Telecom Italia SpA JPMorgan Chase
Sell
2.084% EUR 625 1.000%
(2)
06/20/26
(34) (8) (42)
Tesco PL Bank of America
Sell
0.485% EUR 1,200 1.000%
(2)
06/20/24
26 — 26
Tesco PL Goldman Sachs
Sell
0.805% EUR 100 1.000%
(2)
06/20/26
2 (1) 1
Thyssenkrupp Ag Goldman Sachs
Sell
1.809% EUR 550 1.000%
(2)
06/20/23
(3) (10) (13)
UPC Holding BV JPMorgan Chase
Sell
2.555% EUR 150 5.000%
(2)
06/20/26
25 (2) 23
Virgin Media Finance PLC JPMorgan Chase
Sell
2.904% EUR 750 5.000%
(2)
06/20/26
98 (1) 97
Ziggo Bond Finance B.V. Goldman Sachs
Sell
2.706% EUR 300 5.000%
(2)
06/20/26
47 (4) 43
Total Open Corporate Issues Contracts 754 (55) 699
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 8,001 (5.000%)
(2)
12/20/25
(684) 46 (638)
CMBX NA Index Bank of America
Sell
USD 407 5.000%
(2)
05/11/63
(44) (127) (171)
CMBX NA Index Citigroup
Sell
USD 23 5.000%
(2)
05/11/63
(4) (6) (10)
CMBX NA Index Citigroup
Sell
USD 97 5.000%
(2)
11/18/54
(54) 36 (18)
CMBX NA Index Citigroup
Purchase
USD 8 (3.000%)
(2)
08/17/61
2 (1) 1
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— 2 2
CMBX NA Index Citigroup
Purchase
USD 50 (5.000%)
(2)
09/17/58
2 13 15
CMBX NA Index Citigroup
Sell
USD 47 3.000%
(2)
08/17/61
(7) 3 (4)
CMBX NA Index Citigroup
Purchase
USD 7 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Citigroup
Purchase
USD 22 (5.000%)
(2)
11/18/54
1 3 4
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 43 55
CMBX NA Index Citigroup
Purchase
USD 20 (3.000%)
(2)
08/17/61
4 (2) 2
CMBX NA Index Citigroup
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Credit Suisse
Purchase
USD 1,072 (5.000%)
(2)
10/17/57
178 200 378
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
2 5 7
CMBX NA Index Goldman Sachs
Sell
USD 976 5.000%
(2)
05/11/63
(421) 11 (410)
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 12 20
CMBX NA Index Goldman Sachs
Sell
USD 82 5.000%
(2)
05/11/63
(11) (23) (34)
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 12 20
CMBX NA Index Goldman Sachs
Purchase
USD 963 (5.000%)
(2)
10/17/57
106 234 340
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 11 17
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
2 10 12

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
3 7 10
CMBX NA Index JPMorgan Chase
Purchase
USD 60 (5.000%)
(2)
11/18/54
32 (21) 11
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
50 (6) 44
CMBX NA Index JPMorgan Chase
Purchase
USD 363 (5.000%)
(2)
09/17/58
176 (69) 107
CMBX NA Index JPMorgan Chase
Purchase
USD 19 (3.000%)
(2)
08/17/61
4 (2) 2
CMBX NA Index JPMorgan Chase
Sell
USD 543 5.000%
(2)
05/11/63
(275) 47 (228)
CMBX NA Index Morgan Stanley
Purchase
USD 5 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 2 3
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(25) (46) (71)
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 28 35
CMBX NA Index Morgan Stanley
Purchase
USD 72 (5.000%)
(2)
09/17/58
4 17 21
CMBX NA Index Morgan Stanley
Purchase
USD 72 (5.000%)
(2)
09/17/58
4 17 21
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 14 20
CMBX NA Index Morgan Stanley
Purchase
USD 61 (5.000%)
(2)
09/17/58
7 11 18
CMBX NA Index Morgan Stanley
Sell
USD 33 5.000%
(2)
05/11/63
(4) (10) (14)
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 3 4
iTraxx Europe Crossover Morgan Stanley
Sell
EUR 99 5.000%
(2)
12/20/25
12 — 12
iTraxx Europe Crossover Morgan Stanley
Purchase
EUR 4,341 (5.000%)
(2)
12/20/25
(537) (9) (546)
Total Open Credit Indices Contracts (1,428) 469 (959)
Total Open Credit Default Swap Contracts (å) (674) 414
(260)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 122,300 $ —
$ —
$ 122,300
International Debt — 28,066 —
—
28,066
Mortgage-Backed Securities — 244,662 1,043
—
245,705
Non-US Bonds — 49,990 —
—
49,990
United States Government Treasuries — 2,912 —
—
2,912
Common Stocks
Consumer Discretionary 58,195 35,725 —
—
93,920
Consumer Staples 20,966 14,357 —
—
35,323
Energy 18,227 3,487 —
—
21,714
Financial Services 106,759 45,965 —
—
152,724
Health Care 17,794 16,940 —
—
34,734
Materials and Processing 73,102 28,055 —
—
101,157
Producer Durables 34,368 64,387 —
—
98,755
Technology 50,664 37,069 —
—
87,733
Utilities 35,266 26,289 —
—
61,555

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Preferred Stocks 3,386 2,135 —
—
5,521
Options Purchased 10,153 78,591 —
—
88,744
Warrants and Rights — — —
—
—
Short-Term Investments — 56,468 —
137,508
193,976
Other Securities — — —
5,399
5,399
Total Investments 428,880 857,398 1,043 142,907 1,430,228
Other Financial Instruments
Assets
Futures Contracts 4,367 — —
—
4,367
Foreign Currency Exchange Contracts 1 7,239 —
—
7,240
Total Return Swap Contracts — 2,866 —
—
2,866
Interest Rate Swap Contracts — 17,558 —
—
17,558
Credit Default Swap Contracts — 2,114 —
—
2,114
A
Liabilities
Futures Contracts (28,248) — —
—
(28,248)
Options Written (223) (22,535) —
—
(22,758)
Foreign Currency Exchange Contracts (8) (5,065) —
—
(5,073)
Interest Rate Swap Contracts — (10,217) —
—
(10,217)
Credit Default Swap Contracts — (2,374) —
—
(2,374)
Total Other Financial Instruments
*
$ (24,111) $ (10,414) $ — $ — $ (34,525)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,994
Australia .................................................................................
8,910
Austria ....................................................................................
3,444
Belgium ..................................................................................
1,049
Bermuda .................................................................................
1,408
Brazil ......................................................................................
3,057
Canada ....................................................................................
30,342
Cayman Islands .......................................................................
564
Chile .......................................................................................
1,858
China ......................................................................................
5,880
Colombia .................................................................................
3,493
Czech Republic .......................................................................
2,953

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Denmark .................................................................................
9,309
Finland ...................................................................................
629
France .....................................................................................
41,580
Germany .................................................................................
21,860
Greece ....................................................................................
417
Guernsey .................................................................................
480
Hong Kong ..............................................................................
3,630
India .......................................................................................
218
Indonesia ................................................................................
5,218
Ireland ....................................................................................
6,406
Israel .......................................................................................
440
Italy ........................................................................................
8,096
Japan ......................................................................................
118,883
Jersey ......................................................................................
409
Kazakhstan .............................................................................
838
Luxembourg ............................................................................
2,897
Macao .....................................................................................
237
Marshall Islands .....................................................................
1,292
Mauritius ................................................................................
212
Mexico ....................................................................................
8,077
Monaco ...................................................................................
932
Netherlands ............................................................................
11,252
New Zealand ...........................................................................
835
Norway ....................................................................................
555
Peru ........................................................................................
2,160
Poland .....................................................................................
871
Portugal ..................................................................................
386
Puerto Rico .............................................................................
5,956
Romania ..................................................................................
1,793
Russia .....................................................................................
11,455
Singapore ................................................................................
2,801
South Africa ............................................................................
4,660
South Korea ............................................................................
5,039
Spain .......................................................................................
5,451
Sweden ....................................................................................
9,135
Switzerland .............................................................................
7,347
Taiwan .....................................................................................
382
Thailand ..................................................................................
7,137
Turkey .....................................................................................
1,181
Ukraine ...................................................................................
2,034
United Kingdom ......................................................................
57,956
United States ...........................................................................
993,267
Virgin Islands, British .............................................................
563
Total Investments .................................................................... 1,430,228

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 15.7%
Advance Auto Parts, Inc. 1,503 224
Amazon.com, Inc.(Æ) 5,947 19,066
Amerco, Inc. 358 166
AutoNation, Inc.(Æ) 1,749 125
AutoZone, Inc.(Æ) 508 568
Best Buy Co., Inc. 10,635 1,157
BorgWarner, Inc. 8,490 356
Brunswick Corp. 4,484 388
Cable One, Inc. 106 212
Capri Holdings, Ltd.(Æ) 6,404 267
CarMax, Inc.(Æ) 3,967 467
Carvana Co.(Æ) 1,141 298
Charter Communications, Inc. Class A(Æ) 1,272 773
Comcast Corp. Class A 104,479 5,178
Costco Wholesale Corp. 6,305 2,222
Dick's Sporting Goods, Inc. 2,195 147
Discovery, Inc. Class A(Æ)(Ñ) 10,450 433
DISH Network Corp. Class A(Æ) 9,124 265
Dollar General Corp. 5,027 978
Dollar Tree, Inc.(Æ) 9,963 1,013
DR Horton, Inc. 21,215 1,629
Five Below, Inc.(Æ) 891 157
Floor & Decor Holdings, Inc. Class A(Æ) 1,178 108
Foot Locker, Inc. 7,641 335
Ford Motor Credit Co. LLC(Æ) 120,086 1,265
Fortune Brands Home & Security, Inc. 5,284 456
Fox Corp. Class A 17,784 555
Gap, Inc. (The) 6,238 126
Garmin, Ltd. 5,081 584
General Motors Co. 41,958 2,126
Gentex Corp. 8,701 288
Genuine Parts Co. 3,866 363
Graham Holdings Co. Class B 121 69
Grand Canyon Education, Inc.(Æ) 3,343 284
Hanesbrands, Inc. 6,413 98
Harley-Davidson, Inc. 3,460 139
Home Depot, Inc. (The) 12,145 3,289
IAC Interactive Corp.(Æ) 1,907 400
Interpublic Group of Cos., Inc. (The) 21,498 517
John Wiley & Sons, Inc. Class A 2,876 131
Kohl's Corp. 9,736 429
L Brands, Inc. 11,486 468
Lear Corp. 2,846 429
Leggett & Platt, Inc. 3,701 152
Lennar Corp. Class A 12,865 1,070
Liberty Broadband Corp. Class C(Æ) 685 100
Liberty Media Corp. Class C(Æ) 7,692 312
LKQ Corp.(Æ) 17,526 615
Lowe's Cos., Inc. 3,170 529
Lululemon Athletica, Inc.(Æ) 930 306
Mattel, Inc.(Æ) 7,431 135
McDonald's Corp. 2,007 417
Mohawk Industries, Inc.(Æ) 4,095 588
Netflix, Inc.(Æ) 3,268 1,740
New York Times Co. (The) Class A 6,494 322
Newell Rubbermaid, Inc. 19,625 471
News Corp. Class A 10,103 196
Nexstar Media Group, Inc. Class A 718 82
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nielsen Holdings PLC 12,039 269
Nike, Inc. Class B 10,484 1,401
NVR, Inc.(Æ) 147 654
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,695 161
Omnicom Group, Inc. 7,095 443
O'Reilly Automotive, Inc.(Æ) 557 237
Peloton Interactive, Inc. Class A(Æ) 3,966 580
Polaris, Inc. 1,270 148
Pool Corp. 1,426 505
PulteGroup, Inc. 10,874 473
PVH Corp. 2,182 186
Qurate Retail, Inc. Class A 28,501 359
Ross Stores, Inc. 5,487 611
Service Corp. International 3,714 187
Sirius XM Holdings, Inc.(Ñ) 45,735 286
Spotify Technology SA(Æ) 2,930 923
Starbucks Corp. 9,963 965
Tapestry, Inc. 2,998 95
Target Corp. 9,651 1,748
Tempur Sealy International, Inc. 5,933 157
Tesla, Inc.(Æ) 8,955 7,105
TJX Cos., Inc. (The) 10,660 683
Toll Brothers, Inc. 1,228 63
Tractor Supply Co. 2,507 355
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 843 236
ViacomCBS, Inc. Class B 29,129 1,413
Walmart, Inc. 20,705 2,909
Walt Disney Co. (The)(Æ) 20,374 3,425
Wayfair, Inc. Class A(Æ) 1,407 383
Whirlpool Corp. 2,847 527
Williams-Sonoma, Inc. 4,705 607
Yum China Holdings, Inc. 9,318 528
Yum! Brands, Inc. 1,307 133
Zillow Group, Inc.(Æ) 2,839 370
84,708
Consumer Staples - 6.7%
Albertsons Co., Inc. Class A(Ñ) 6,083 106
Altria Group, Inc. 10,621 436
Archer-Daniels-Midland Co. 32,552 1,628
Boston Beer Co., Inc. Class A(Æ) 410 376
Brown-Forman Corp. Class B - ADR 2,780 199
Bunge, Ltd. 8,694 569
Campbell Soup Co. 11,604 558
Casey's General Stores, Inc. 2,755 517
Church & Dwight Co., Inc. 5,813 491
Clorox Co. (The) 4,361 913
Coca-Cola Co. (The) 28,269 1,361
Colgate-Palmolive Co. 11,028 860
ConAgra Foods, Inc. 14,259 493
Constellation Brands, Inc. Class A 1,600 337
CVS Health Corp. 34,137 2,446
Estee Lauder Cos., Inc. (The) Class A 3,127 740
Flowers Foods, Inc. 14,589 335
General Mills, Inc. 32,643 1,897
Grocery Outlet Holding Corp.(Æ) 4,062 173
Hain Celestial Group, Inc. (The)(Æ) 3,749 156
Herbalife Nutrition, Ltd.(Æ) 6,730 343
Hershey Co. (The) 3,146 458
Hormel Foods Corp. 10,694 501

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ingredion, Inc. 4,638 350
JM Smucker Co. (The) 6,807 792
Kellogg Co. 8,981 529
Keurig Dr Pepper, Inc. 2,126 68
Kimberly-Clark Corp. 6,480 856
Kraft Heinz Foods Co. 33,648 1,128
Kroger Co. (The) 32,436 1,119
McCormick & Co., Inc. 2,923 262
Molson Coors Beverage Co. Class B 6,510 327
Mondelez International, Inc. Class A 16,534 917
Monster Beverage Corp.(Æ) 6,742 585
Nu Skin Enterprises, Inc. Class A 4,171 241
PepsiCo, Inc. 14,552 1,987
Philip Morris International, Inc. 29,478 2,348
Pilgrim's Pride Corp.(Æ) 5,338 103
Post Holdings, Inc.(Æ) 1,100 104
Procter & Gamble Co. (The) 35,293 4,526
Reynolds Consumer Products, Inc. 3,726 112
Spectrum Brands Holdings, Inc. 3,174 240
Sprouts Farmers Market, Inc.(Æ) 9,490 215
Tyson Foods, Inc. Class A 15,495 996
US Foods Holding Corp.(Æ) 16,615 515
Walgreens Boots Alliance, Inc. 31,625 1,589
35,802
Energy - 1.0%
Chevron Corp. 10,336 881
Cimarex Energy Co. 2,238 94
ConocoPhillips 11,043 442
Diamondback Energy, Inc. 1,803 102
Enphase Energy, Inc.(Æ) 1,433 261
Exxon Mobil Corp. 39,097 1,754
HollyFrontier Corp. 3,226 92
Kinder Morgan, Inc. 43,753 616
ONEOK, Inc. 14,184 565
SolarEdge Technologies, Inc.(Æ) 1,276 368
Xcel Energy, Inc. 4,268 273
5,448
Financial Services - 16.3%
Affiliated Managers Group, Inc. 965 106
Aflac, Inc. 29,373 1,327
Alexandria Real Estate Equities, Inc.(ö) 891 149
Alleghany Corp. 146 83
Alliance Data Systems Corp. 807 55
Allstate Corp. (The) 14,311 1,534
Ally Financial, Inc. 16,252 615
American Express Co. 1,474 171
American Financial Group, Inc. 1,462 138
American Homes 4 Rent Class A(ö) 2,701 82
American International Group, Inc. 18,770 703
American Tower Corp.(ö) 1,058 241
Ameriprise Financial, Inc. 4,030 797
Annaly Capital Management, Inc.(ö) 13,149 107
Arch Capital Group, Ltd.(Æ) 8,548 268
Arthur J Gallagher & Co. 2,252 260
Assurant, Inc. 550 75
Athene Holding, Ltd. Class A(Æ) 4,668 191
Bank of America Corp. 120,247 3,565
Bank of New York Mellon Corp. (The) 26,322 1,048
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 30,290 6,901
BlackRock, Inc. Class A 1,610 1,129
Brighthouse Financial, Inc.(Æ) 2,537 90
Broadridge Financial Solutions, Inc. 1,374 194
Brown & Brown, Inc. 2,525 109
Camden Property Trust(ö) 1,084 111
Capital One Financial Corp. 15,336 1,599
Cboe Global Markets, Inc. 3,743 343
CBRE Group, Inc. Class A(Æ) 17,389 1,060
Charles Schwab Corp. (The) 15,046 775
Chubb, Ltd. 14,719 2,144
Cincinnati Financial Corp. 1,843 155
Citigroup, Inc. 33,777 1,959
Citizens Financial Group, Inc. 14,915 544
CME Group, Inc. Class A 563 102
Comerica, Inc. 4,851 277
Commerce Bancshares, Inc. 1,936 129
CoreSite Realty Corp. Class A(ö) 870 117
Crown Castle International Corp.(ö) 1,383 220
CubeSmart(ö) 3,176 111
Digital Realty Trust, Inc.(ö) 1,376 198
Discover Financial Services 14,328 1,197
Duke Realty Corp.(ö) 3,656 145
East West Bancorp, Inc. 6,842 410
Equifax, Inc. 2,373 420
Equinix, Inc.(Æ)(ö) 306 226
Equitable Holdings, Inc. 11,784 292
Equity LifeStyle Properties, Inc. Class A(ö) 2,688 164
Everest Re Group, Ltd. 1,046 221
Extra Space Storage, Inc.(ö) 2,307 263
FactSet Research Systems, Inc. 338 102
Fair Isaac Corp.(Æ) 480 216
Fidelity National Financial, Inc. 7,757 282
Fidelity National Information Services, Inc. 4,107 507
Fifth Third Bancorp 24,991 723
First American Financial Corp. 3,038 159
First Republic Bank 873 127
Fiserv, Inc.(Æ) 3,746 385
FleetCor Technologies, Inc.(Æ) 405 98
Franklin Resources, Inc. 10,743 282
Global Payments, Inc. 289 51
Globe Life, Inc.(Æ) 4,382 396
Goldman Sachs Group, Inc. (The) 9,229 2,503
Hanover Insurance Group, Inc. (The) 471 53
Hartford Financial Services Group, Inc. 11,279 542
Healthpeak Properties, Inc.(ö) 3,712 110
Huntington Bancshares, Inc. 21,601 286
Intercontinental Exchange, Inc. 4,188 462
Invesco, Ltd. 13,742 283
Invitation Homes, Inc.(ö) 3,675 108
Jack Henry & Associates, Inc. 1,233 179
Jefferies Financial Group, Inc.(Æ) 4,991 117
Jones Lang LaSalle, Inc.(Æ) 1,742 255
JPMorgan Chase & Co. 47,653 6,131
KeyCorp 27,315 461
Kimco Realty Corp.(ö) 13,625 225
KKR & Co., Inc. Class A 11,481 447
Lazard, Ltd. Class A 2,386 98
Lincoln National Corp. 5,266 240
Loews Corp. 7,225 327

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LPL Financial Holdings, Inc. 2,057 223
M&T Bank Corp. 4,339 575
Markel Corp.(Æ) 255 247
MarketAxess Holdings, Inc. 820 443
Marsh & McLennan Cos., Inc. 805 88
MasterCard, Inc. Class A 8,306 2,627
Merck & Co., Inc. 25,615 1,974
MetLife, Inc. 24,841 1,196
MGIC Investment Corp. 13,943 163
Mid-America Apartment Communities, Inc.
(ö) 963 128
Morgan Stanley 36,162 2,425
New York Community Bancorp, Inc. 20,618 216
Northern Trust Corp. 10,012 893
Old Republic International Corp. 6,393 116
OneMain Holdings, Inc.(Æ) 2,009 94
PayPal Holdings, Inc.(Æ) 10,067 2,359
Pinnacle Financial Partners, Inc. 1,538 105
PNC Financial Services Group, Inc. (The) 13,162 1,889
Primerica, Inc. 970 135
Principal Financial Group, Inc. 12,068 595
Progressive Corp. (The) 20,949 1,827
Prologis, Inc.(ö) 3,230 333
Prudential Financial, Inc. 11,968 937
Public Storage(ö) 1,845 420
Raymond James Financial, Inc. 6,999 699
Realty Income Corp.(ö) 2,080 123
Regions Financial Corp. 41,609 708
Reinsurance Group of America, Inc. Class A 2,159 227
RenaissanceRe Holdings, Ltd. 840 126
SBA Communications Corp.(ö) 254 68
State Street Corp. 11,444 801
SVB Financial Group(Æ) 2,601 1,139
Synchrony Financial 22,777 766
Synovus Financial Corp. 2,784 104
T. Rowe Price Group, Inc. 2,489 389
TransUnion 1,055 92
Travelers Cos., Inc. (The) 11,187 1,525
Truist Financial Corp. 37,906 1,819
Unum Group 5,121 119
US Bancorp 34,950 1,498
VICI Properties, Inc.(ö) 15,367 388
Visa, Inc. Class A 18,456 3,566
Voya Financial, Inc. 1,806 100
Wells Fargo & Co. 63,853 1,908
Welltower, Inc.(ö) 4,253 258
Western Alliance Bancorp 3,069 209
Western Union Co. (The) 11,142 248
Weyerhaeuser Co.(ö) 3,309 103
Willis Towers Watson PLC(Æ) 3,500 710
WP Carey, Inc.(ö) 1,617 107
WR Berkley Corp. 5,718 355
Zions Bancorp NA 1,676 74
87,512
Health Care - 12.4%
10x Genomics, Inc. Class A(Æ) 1,466 251
Abbott Laboratories 19,159 2,368
AbbVie, Inc. 24,912 2,553
Abiomed, Inc.(Æ) 760 265
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Healthcare Co., Inc.(Æ) 1,834 93
Acadia Pharmaceuticals, Inc.(Æ) 5,920 284
Agilent Technologies, Inc. 5,364 645
Alexion Pharmaceuticals, Inc.(Æ) 5,188 795
Align Technology, Inc.(Æ) 1,799 945
Alkermes PLC(Æ) 9,689 203
Amedisys, Inc.(Æ) 1,263 363
American Well Corp. Class A(Æ)(Ñ) 3,615 128
AmerisourceBergen Corp. Class A 5,308 553
Amgen, Inc. 6,973 1,683
Anthem, Inc.(Æ) 7,315 2,172
Avantor, Inc.(Æ) 8,956 264
Baxter International, Inc. 5,635 433
Becton Dickinson and Co. 1,398 366
Biogen, Inc.(Æ) 6,311 1,784
Bio-Rad Laboratories, Inc. Class A(Æ) 312 179
Boston Scientific Corp.(Æ) 12,243 434
Bristol-Myers Squibb Co. 20,656 1,269
Cardinal Health, Inc. 10,122 544
Catalent, Inc.(Æ) 1,879 216
Centene Corp.(Æ) 18,923 1,141
Cerner Corp. 6,996 560
Charles River Laboratories International,
Inc.(Æ) 1,641 425
Chemed Corp. 405 210
Cigna Corp. 11,589 2,515
Cooper Cos., Inc. (The) 913 332
DaVita HealthCare Partners, Inc.(Æ) 4,053 476
DexCom, Inc.(Æ) 915 343
Edwards Lifesciences Corp.(Æ) 7,239 598
Eli Lilly & Co. 2,835 590
Encompass Health Corp.(Æ) 1,022 82
Envista Holdings Corp.(Æ) 2,086 74
Exelixis, Inc.(Æ) 14,471 321
Gilead Sciences, Inc. 7,287 478
Globus Medical, Inc. Class A(Æ) 3,300 204
Haemonetics Corp.(Æ) 866 99
HCA Healthcare, Inc. 8,374 1,361
Henry Schein, Inc.(Æ) 9,565 630
Hill-Rom Holdings, Inc. 1,159 111
Hologic, Inc.(Æ) 2,611 208
Horizon Therapeutics PLC(Æ) 4,624 335
Humana, Inc. 3,891 1,491
ICU Medical, Inc.(Æ) 397 81
IDEXX Laboratories, Inc.(Æ) 887 425
Illumina, Inc.(Æ) 1,239 528
Incyte Corp.(Æ) 3,928 353
Intuitive Surgical, Inc.(Æ) 1,470 1,099
Iovance Biotherapeutics, Inc.(Æ) 8,314 364
IQVIA Holdings, Inc.(Æ) 572 102
Jazz Pharmaceuticals PLC(Æ) 1,384 215
Johnson & Johnson 34,191 5,578
Laboratory Corp. of America Holdings(Æ) 4,618 1,057
Masimo Corp.(Æ) 1,958 501
McKesson Corp. 7,152 1,248
Medtronic PLC 8,681 966
Molina Healthcare, Inc.(Æ) 1,425 304
Novocure, Ltd.(Æ) 2,416 389
Oak Street Health, Inc.(Æ) 2,014 104
PerkinElmer, Inc. 2,266 333

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pfizer, Inc. 93,275 3,349
PRA Health Sciences, Inc.(Æ) 1,157 143
Qiagen NV(Æ) 4,690 254
Quest Diagnostics, Inc. 6,035 779
Quidel Corp.(Æ) 1,061 266
Regeneron Pharmaceuticals, Inc.(Æ) 1,204 607
Repligen Corp.(Æ) 989 198
ResMed, Inc. 4,324 872
Sage Therapeutics, Inc.(Æ) 3,540 286
Seagen Inc.(Æ) 2,954 485
STERIS PLC 1,806 338
Stryker Corp. 4,624 1,022
Syneos Health, Inc. Class A(Æ) 1,809 134
Teladoc Health, Inc.(Æ) 2,428 641
Teleflex, Inc. 313 118
Thermo Fisher Scientific, Inc. 3,878 1,977
United Therapeutics Corp.(Æ) 3,249 532
UnitedHealth Group, Inc. 15,055 5,022
Universal Health Services, Inc. Class B 4,178 521
Varian Medical Systems, Inc.(Æ) 1,931 339
Veeva Systems, Inc. Class A(Æ) 4,033 1,115
Vertex Pharmaceuticals, Inc.(Æ) 2,474 567
Viatris, Inc.(Æ) 45,170 767
West Pharmaceutical Services, Inc. 2,841 851
Zoetis, Inc. Class A 4,698 725
66,929
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 1,816 484
Albemarle Corp. 3,859 628
Amcor PLC 45,329 496
AptarGroup, Inc. 3,714 494
Ball Corp. 6,105 537
Berry Plastics Group, Inc.(Æ) 5,872 290
Carrier Global Corp. 7,989 308
Celanese Corp. Class A 4,812 588
CF Industries Holdings, Inc. 2,952 122
Chemours Co. (The) 3,770 99
Copart, Inc.(Æ) 6,267 688
Crown Holdings, Inc.(Æ) 6,015 542
Dow, Inc. 12,776 663
DowDuPont, Inc. 7,264 577
Eastman Chemical Co. 7,859 773
Ecolab, Inc. 2,886 590
Element Solutions, Inc.(Æ) 6,323 108
Fastenal Co. 10,387 474
FMC Corp. 1,700 184
Freeport-McMoRan, Inc.(Æ) 19,030 512
Graphic Packaging Holding Co. 10,314 162
Huntsman Corp. 12,577 332
IAA, Inc.(Æ) 1,810 103
International Flavors & Fragrances, Inc.(Ñ) 3,481 391
International Paper Co. 29,250 1,473
ITT, Inc. 1,831 137
Linde PLC(Æ) 4,949 1,215
LyondellBasell Industries Class A 11,154 957
Mosaic Co. (The) 9,097 236
NewMarket Corp. 220 86
Newmont Corp. 13,243 789
Nucor Corp. 17,008 829
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Olin Corp. 4,063 97
Owens Corning 4,763 370
Packaging Corp. of America 7,013 943
PPG Industries, Inc. 4,596 619
Reliance Steel & Aluminum Co. 4,564 530
RPM International, Inc. 1,742 144
Scotts Miracle-Gro Co. (The) Class A 563 125
Sealed Air Corp. 8,008 338
Sherwin-Williams Co. (The) 1,088 753
Silgan Holdings, Inc. 1,496 54
Sonoco Products Co. 5,630 326
Southern Copper Corp. 4,102 272
Steel Dynamics, Inc. 15,008 514
Terminix Global Holdings, Inc.(Æ) 2,694 128
Timken Co. (The) 3,134 237
Trane Technologies PLC 5,338 765
Trex Co., Inc.(Æ) 3,601 330
Valmont Industries, Inc. 1,414 273
Vulcan Materials Co. 681 102
Watsco, Inc. 1,360 324
Westlake Chemical Corp. 1,386 106
Westrock Co. 10,390 430
23,647
Producer Durables - 8.3%
3M Co. 8,971 1,576
AGCO Corp. 3,359 373
Air Lease Corp. Class A 2,197 87
Ametek, Inc. 5,394 611
AO Smith Corp. 5,215 283
Aptiv PLC 5,755 769
Avalara, Inc.(Æ) 1,730 260
Avery Dennison Corp. 2,140 323
Beyond Meat, Inc.(Æ) 2,185 389
Carlisle Cos., Inc. 1,718 249
Caterpillar, Inc. 3,285 601
CH Robinson Worldwide, Inc. 4,172 357
Cintas Corp. 2,268 721
CoStar Group, Inc.(Æ) 787 708
Crane Co. 1,160 88
CSX Corp. 7,625 654
Cummins, Inc. 9,296 2,178
Danaher Corp. 4,598 1,094
Deere & Co. 2,229 644
Donaldson Co., Inc. 2,138 127
Dover Corp. 3,287 383
Eaton Corp. PLC 6,613 778
Emerson Electric Co. 8,870 704
Expeditors International of Washington, Inc. 7,564 677
FedEx Corp. 7,955 1,871
Flir Systems, Inc. 1,773 92
Fortive Corp. 4,943 327
Generac Holdings, Inc.(Æ) 1,409 347
General Dynamics Corp. 6,145 901
General Electric Co. 23,426 250
Graco, Inc. 6,952 479
HEICO Corp. 795 94
Honeywell International, Inc. 4,484 876
Hubbell, Inc. Class B 2,312 360
IDEX Corp. 2,716 506

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illinois Tool Works, Inc. 4,233 822
Ingersoll Rand, Inc.(Æ) 3,793 159
Jacobs Engineering Group, Inc. 2,053 207
JB Hunt Transport Services, Inc. 1,433 193
Johnson Controls International PLC(Æ) 28,233 1,407
Kansas City Southern 1,601 324
Keysight Technologies, Inc.(Æ) 5,509 780
Kirby Corp.(Æ) 1,946 99
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,170 207
Landstar System, Inc. 875 122
Lincoln Electric Holdings, Inc. 2,081 238
Littelfuse, Inc. 665 162
Lockheed Martin Corp. 2,985 961
ManpowerGroup, Inc. 3,706 328
Mettler-Toledo International, Inc.(Æ) 440 514
Middleby Corp.(Æ) 2,702 367
MSA Safety, Inc. 787 123
MSC Industrial Direct Co., Inc. Class A 2,500 194
National Instruments Corp. 1,491 62
Nordson Corp. 578 103
Norfolk Southern Corp. 2,523 597
Northrop Grumman Corp. 4,199 1,203
Old Dominion Freight Line, Inc. 3,047 591
Otis Worldwide Corp. 2,669 173
PACCAR, Inc. 13,472 1,229
Parker-Hannifin Corp. 1,055 279
Paychex, Inc. 8,338 728
Paylocity Holding Corp.(Æ) 586 110
Pentair PLC 5,439 296
Quanta Services, Inc. 9,492 669
Regal Beloit Corp. 1,355 170
Republic Services, Inc. Class A 1,903 172
Robert Half International, Inc. 4,723 319
Rockwell Automation, Inc. 1,344 334
Rollins, Inc. 4,275 154
Roper Technologies, Inc. 377 148
S&P Global, Inc. 229 73
Snap-on, Inc. 2,865 516
Square, Inc. Class A(Æ) 2,599 561
Stanley Black & Decker, Inc. 4,155 721
StoneCo, Ltd. Class A(Æ) 1,467 105
Teledyne Technologies, Inc.(Æ) 313 112
Textron, Inc. 5,168 234
Toro Co. (The) 3,301 311
TreeHouse Foods, Inc.(Æ) 2,721 115
Trimble Navigation, Ltd.(Æ) 8,260 544
Union Pacific Corp. 1,975 390
United Parcel Service, Inc. Class B 7,001 1,085
United Rentals, Inc.(Æ) 4,686 1,139
Verisk Analytics, Inc. Class A 3,452 633
Waste Management, Inc. 4,685 522
Waters Corp.(Æ) 1,713 453
Westinghouse Air Brake Technologies Corp. 3,963 294
WW Grainger, Inc. 786 286
Xerox Holdings Corp. 5,113 108
XPO Logistics, Inc.(Æ) 2,678 296
Xylem, Inc. 3,606 348
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A(Æ) 1,645 638
44,765
Technology - 27.2%
Accenture PLC Class A 5,585 1,351
Activision Blizzard, Inc. 9,684 881
Adobe, Inc.(Æ) 5,577 2,559
Advanced Micro Devices, Inc.(Æ) 9,465 811
Akamai Technologies, Inc.(Æ) 1,995 222
Alphabet, Inc. Class A(Æ) 6,506 11,889
Alphabet, Inc. Class C(Æ) 1,869 3,431
Amdocs, Ltd. 5,975 422
Amphenol Corp. Class A 6,600 824
Analog Devices, Inc. 4,335 639
Anaplan, Inc.(Æ) 3,978 265
Ansys, Inc.(Æ) 2,014 714
Apple, Inc. 225,261 29,724
Applied Materials, Inc. 10,948 1,058
Arista Networks, Inc.(Æ) 1,980 609
Arrow Electronics, Inc.(Æ) 4,700 459
Atlassian Corp. PLC Class A(Æ) 2,041 472
Autodesk, Inc.(Æ) 1,799 499
Automatic Data Processing, Inc. 4,586 757
Avnet, Inc. 3,018 107
Bill.com Holdings, Inc.(Æ) 1,482 181
Bio Techne Corp.(Æ) 1,277 415
Black Knight, Inc.(Æ) 1,865 152
Broadcom, Inc. 2,019 910
CACI International, Inc. Class A(Æ) 538 130
Cadence Design Systems, Inc.(Æ) 7,547 984
CDW Corp. 630 83
Ceridian HCM Holding, Inc.(Æ) 1,630 151
Ciena Corp.(Æ) 6,556 350
Cisco Systems, Inc. 64,893 2,893
Citrix Systems, Inc. 961 128
Cloudflare, Inc. Class A(Æ) 5,006 384
Cognex Corp. 5,400 444
Cognizant Technology Solutions Corp. Class
A 13,908 1,084
Concentrix Corp.(Æ) 471 50
Corning, Inc. 8,124 291
Corteva, Inc. Class W 39,802 1,587
Coupa Software, Inc.(Æ) 1,168 362
Cree, Inc.(Æ) 1,012 102
Crowdstrike Holdings, Inc. Class A(Æ) 4,503 972
Datadog, Inc. Class A(Æ) 3,037 312
Dell Technologies, Inc. Class C(Æ) 10,656 777
DocuSign, Inc.(Æ) 1,579 368
Dolby Laboratories, Inc. Class A 1,750 154
Dropbox, Inc. Class A(Æ) 4,777 108
DXC Technology Co. 5,362 151
Elastic NV(Æ) 2,019 307
Electronic Arts, Inc. 3,232 463
Entegris, Inc. 923 91
EPAM Systems, Inc.(Æ) 1,389 478
Etsy, Inc.(Æ) 2,260 450
F5 Networks, Inc.(Æ) 1,802 353
Facebook, Inc. Class A(Æ) 30,970 8,000
Fastly, Inc. Class A(Æ) 1,165 127
FireEye, Inc.(Æ) 4,876 102

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five9, Inc.(Æ) 1,117 186
Fortinet, Inc.(Æ) 4,366 632
Genpact, Ltd. 1,325 51
Globant SA(Æ) 1,279 246
Grubhub, Inc.(Æ) 3,503 264
Guidewire Software, Inc.(Æ) 587 67
Hewlett Packard Enterprise Co. Class H 53,220 657
HP, Inc.(Æ) 65,502 1,594
HubSpot, Inc.(Æ) 492 183
Intel Corp. 73,719 4,092
Intuit, Inc. 3,149 1,138
IPG Photonics Corp.(Æ) 350 78
Juniper Networks, Inc. 15,722 384
KLA Corp. 2,534 710
Lam Research Corp. 1,551 751
Leidos Holdings, Inc. 3,585 380
Lumentum Holdings, Inc. Class E(Æ) 1,219 114
Manhattan Associates, Inc.(Æ) 2,698 305
Match Group, Inc.(Æ) 2,974 416
Maxim Integrated Products, Inc. 7,735 678
Media General, Inc.(Æ)(Š) 1,092 —
Microchip Technology, Inc. 1,610 219
Micron Technology, Inc.(Æ) 19,873 1,555
Microsoft Corp. 106,661 24,740
MKS Instruments, Inc. 1,006 159
MongoDB, Inc.(Æ) 563 208
Monolithic Power Systems, Inc. 1,055 375
Motorola Solutions, Inc. 822 138
MSCI, Inc. Class A 448 177
nCino, Inc.(Æ) 1,539 110
NCR Corp.(Æ) 4,949 165
NetApp, Inc. 5,302 352
Nuance Communications, Inc.(Æ) 6,608 301
NVIDIA Corp. 6,803 3,535
Okta, Inc.(Æ) 1,364 353
ON Semiconductor Corp.(Æ) 4,401 152
Oracle Corp. 18,751 1,133
Palo Alto Networks, Inc.(Æ) 1,119 392
Paycom Software, Inc.(Æ) 1,324 503
Pinterest, Inc. Class A(Æ) 6,543 448
PTC, Inc.(Æ) 1,529 203
Qorvo, Inc.(Æ) 2,307 394
QUALCOMM, Inc. 6,039 944
Raytheon Technologies Corp.(Æ) 25,426 1,697
RealPage, Inc.(Æ) 3,253 282
Roku, Inc.(Æ) 1,681 654
Salesforce.com, Inc.(Æ) 8,210 1,852
Science Applications International Corp. 1,080 104
ServiceNow, Inc.(Æ) 1,431 777
Skyworks Solutions, Inc. 3,738 633
Slack Technologies, Inc. Class A(Æ) 4,711 199
Smartsheet, Inc. Class A(Æ) 2,848 199
SS&C Technologies Holdings, Inc. 2,792 176
SYNNEX Corp. 2,658 217
Synopsys, Inc.(Æ) 2,747 702
Take-Two Interactive Software, Inc.(Æ) 3,545 711
Teradyne, Inc. 4,508 512
Texas Instruments, Inc. 10,446 1,731
Trade Desk, Inc. (The) Class A(Æ) 805 617
Twitter, Inc.(Æ) 10,476 529
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tyler Technologies, Inc.(Æ) 1,493 631
Ubiquiti, Inc. 513 158
Unity Software, Inc.(Æ) 1,382 207
VMware, Inc. Class A(Æ)(Ñ) 1,918 264
Workday, Inc. Class A(Æ) 2,791 635
Xilinx, Inc. 3,952 516
Zendesk, Inc.(Æ) 1,019 147
Zoom Video Communications, Inc. Class
A(Æ) 2,508 933
Zscaler, Inc.(Æ) 1,315 263
Zynga, Inc. Class A(Æ) 10,871 108
146,523
Utilities - 6.0%
Alliant Energy Corp. 6,485 315
Ameren Corp. 3,171 231
American Electric Power Co., Inc. 15,001 1,214
American Water Works Co., Inc. 2,041 325
AT&T, Inc. 145,510 4,166
Atmos Energy Corp. 5,996 534
Avangrid, Inc. 4,843 224
CMS Energy Corp. 4,048 230
Consolidated Edison Co., Inc. 13,965 988
Dominion Energy, Inc. 5,345 390
DTE Energy Co. 8,190 972
Duke Energy Corp. 16,518 1,553
Edison International 3,250 189
Entergy Corp. 8,483 809
Essential Utilities, Inc. 2,076 96
Evergy, Inc. 6,489 349
Eversource Energy(Æ) 2,766 242
Exelon Corp. 33,021 1,372
FirstEnergy Corp. 13,388 412
Hawaiian Electric Industries, Inc. 5,355 177
IDACORP, Inc. 2,430 215
International Business Machines Corp. 17,230 2,052
Lumen Technologies, Inc. 57,892 717
MDU Resources Group, Inc. 10,015 263
National Fuel Gas Co. 3,163 127
NextEra Energy, Inc. 23,486 1,899
NiSource, Inc. 7,805 173
NRG Energy, Inc. 6,234 258
OGE Energy Corp. 9,551 291
Pinnacle West Capital Corp. 5,216 393
PPL Corp. 31,711 877
Public Service Enterprise Group, Inc. 20,673 1,167
RingCentral, Inc. Class A(Æ) 1,194 445
Sempra Energy 9,141 1,131
Southern Co. (The) 16,116 950
Telephone & Data Systems, Inc. 7,530 141
T-Mobile US, Inc.(Æ) 9,691 1,222
UGI Corp. 6,333 228
Verizon Communications, Inc. 78,210 4,282
Vistra Corp. 15,488 309
WEC Energy Group, Inc.(Æ) 3,397 302
32,230
Total Common Stocks
(cost $342,151) 527,564

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 10,062,393
(∞)
10,060
Total Short-Term Investments
(cost $10,060) 10,060
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,607,672
(∞)
1,608
Total Other Securities
(cost $1,608) 1,608
Total Investments - 100.2%
(identified cost $353,819) 539,232
Other Assets and Liabilities, Net
- (0.2)%
(1,271)
Net Assets - 100.0%
537,961

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 25 USD 4,632 03/21
15
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
15
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 84,708 $ — $ —
$ —
$ 84,708
Consumer Staples 35,802 — —
—
35,802
Energy 5,448 — —
—
5,448
Financial Services 87,512 — —
—
87,512
Health Care 66,929 — —
—
66,929
Materials and Processing 23,647 — —
—
23,647
Producer Durables 44,765 — —
—
44,765
Technology 146,523 — —
—
146,523
Utilities 32,230 — —
—
32,230
Short-Term Investments — — —
10,060
10,060
Other Securities — — —
1,608
1,608
Total Investments 527,564 — — 11,668 539,232
Other Financial Instruments
Assets
Futures Contracts 15 — — — 15
Total Other Financial Instruments
*
$ 15 $ — $ — $ — $ 15
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.6%
Australia - 6.2%
Afterpay , Ltd.(Æ) 3,590 367
AGL Energy, Ltd. 90,541 790
Alumina, Ltd. 201,297 259
Ampol , Ltd. 13,392 267
APA Group 17,930 134
ASX, Ltd. - ADR 5,622 308
Aurizon Holdings, Ltd. 166,265 468
AusNet Services(Æ) 91,779 121
Australia & New Zealand Banking
Group, Ltd. - ADR 62,321 1,121
BHP Group PLC 49,368 1,356
BHP Group, Ltd. - ADR 35,652 1,185
BlueScope Steel, Ltd. 71,075 901
Brambles, Ltd. 33,877 275
Coca-Cola Amatil, Ltd. 21,880 218
Cochlear, Ltd. 607 91
Coles Group, Ltd. 34,482 479
Commonwealth Bank of Australia - ADR 46,861 2,974
Crown Resorts, Ltd. 11,436 84
CSL, Ltd. 6,931 1,434
Dexus Property Group(Æ)(ö) 85,711 588
Evolution Mining, Ltd. 91,759 324
Fortescue Metals Group, Ltd. 91,352 1,514
Goodman Group(ö) 38,642 521
GPT Group (The)(ö) 102,181 336
Insurance Australia Group, Ltd.(Æ) 49,260 181
Magellan Financial Group, Ltd. - ADR 5,715 210
National Australia Bank, Ltd. - ADR 49,318 881
Newcrest Mining, Ltd. 16,002 302
Northern Star Resources, Ltd. 35,243 340
Orica, Ltd. 10,759 125
QBE Insurance Group, Ltd. 26,057 159
Ramsay Health Care, Ltd. 2,286 110
REA Group, Ltd. 901 101
Rio Tinto PLC 62,821 4,801
Rio Tinto, Ltd. - ADR 15,199 1,274
Sonic Healthcare, Ltd. 14,243 375
South32, Ltd. Class B 446,704 861
Stockland(ö) 219,869 744
Suncorp Group, Ltd.(Æ) 36,996 283
Telstra Corp., Ltd. 193,694 460
TPG Telecom, Ltd.(Æ) 25,229 142
Transurban Group - ADR(Æ) 20,721 209
Treasury Wine Estates, Ltd. 14,368 110
Washington H Soul Pattinson & Co., Ltd. 17,446 360
Wesfarmers, Ltd.(Æ) 21,775 906
Westpac Banking Corp. 60,282 972
Woolworths Group, Ltd. 22,493 700
30,721
Austria - 0.4%
Erste Group Bank AG 15,199 464
OMV AB 20,825 872
Voestalpine AG 15,449 564
1,900
Belgium - 0.7%
Ageas SA 11,539 591
Colruyt SA 6,558 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Groupe Bruxelles Lambert SA 3,150 312
KBC Groep NV 9,387 656
Proximus SA 21,661 456
Solvay SA 6,137 699
UCB SA 2,842 296
3,415
Canada - 8.3%
Agnico Eagle Mines, Ltd. 4,100 286
Algonquin Power & Utilities Corp. 9,360 156
Alimentation Couche-Tard, Inc. Class B 24,622 751
AltaGas , Ltd. - ADR 22,944 341
Atco, Ltd. Class I 6,265 179
B2Gold Corp. 54,156 268
Bank of Montreal(Ñ) 21,746 1,618
Bank of Nova Scotia (The) 27,322 1,457
Barrick Gold Corp. 18,582 415
BCE, Inc. 14,695 623
Canadian Apartment Properties(ö) 8,194 328
Canadian Imperial Bank of Commerce 16,256 1,385
Canadian National Railway Co. 7,599 770
Canadian Natural Resources, Ltd. 32,375 731
Canadian Pacific Railway, Ltd. 2,090 702
Canadian Tire Corp., Ltd. Class A 1,836 238
CCL Industries, Inc. Class B 3,612 166
CGI Group, Inc.(Æ) 2,375 190
CI Financial Corp. 20,287 252
Constellation Software, Inc. 307 374
Emera , Inc. 4,815 201
Empire Co., Ltd. Class A 16,862 466
Enbridge, Inc. 40,759 1,369
Fairfax Financial Holdings, Ltd. 251 91
Fortis, Inc. 7,470 302
George Weston, Ltd. 9,266 671
Gildan Activewear , Inc. Class A 4,912 123
Great-West Lifeco , Inc. 28,521 651
Hydro One, Ltd.(Þ) 10,914 253
iA Financial Corp., Inc. 6,029 269
IGM Financial, Inc. 3,246 86
Intact Financial Corp. 919 101
Inter Pipeline, Ltd. 37,084 372
Kinross Gold Corp. 134,777 941
Kirkland Lake Gold, Ltd.(Æ) 9,772 376
Loblaw Cos., Ltd. 16,550 799
Lundin Mining Corp. 16,428 146
Magna International, Inc. Class A 21,409 1,508
Manulife Financial Corp. 94,615 1,710
Metro, Inc. Class A 7,659 331
National Bank of Canada 17,883 1,005
Onex Corp. 4,909 260
Open Text Corp. 2,821 126
Pan American Silver Corp. 6,313 204
Pembina Pipeline Corp. 29,748 783
Power Corp. of Canada 20,336 473
Quebecor, Inc. Class B 15,878 380
Ritchie Bros Auctioneers, Inc. 4,350 257
Rogers Communications, Inc. Class B 1,665 75
Royal Bank of Canada - GDR 44,778 3,625
Saputo, Inc. - ADR 7,069 185
Shaw Communications, Inc. Class B 36,118 620

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shopify, Inc. Class A(Æ) 1,238 1,350
Sun Life Financial, Inc. 52,973 2,449
Suncor Energy, Inc. 25,683 430
TC Energy Corp.(Æ) 12,824 550
Teck Resources, Ltd. Class B 58,611 1,071
TELUS Corp. 10,966 226
Thomson Reuters Corp.(Æ) 5,738 468
Topicus.com, Inc.(Æ)(Š) 570 2
Toromont Industries, Ltd. 1,360 91
Toronto-Dominion Bank (The) 61,631 3,492
Wheaton Precious Metals Corp. 6,104 251
WSP Global, Inc. 3,839 358
Yamana Gold, Inc. 34,492 161
40,888
Denmark - 1.9%
Ambu A/S Class B 8,023 380
AP Moller - Maersk A/S Class A 127 241
AP Moller - Maersk A/S Class B 678 1,402
Coloplast A/S Class B 2,536 379
Danske Bank A/S 42,542 729
Demant A/S(Æ) 3,270 118
DSV Panalpina A/S 3,450 538
Genmab A/S(Æ) 1,578 629
GN Store Nord A/S 2,898 222
H Lundbeck A/S 8,688 310
Novo Nordisk A/S Class B 30,535 2,123
Novozymes A/S Class B 5,764 346
Orsted A/S Class A(Þ) 3,311 626
Pandora A/S 9,456 912
Rockwool International A/S Class B 280 106
Vestas Wind Systems A/S 2,568 549
9,610
Finland - 2.5%
Elisa OYJ 8,982 534
Fortum OYJ 45,958 1,114
Kesko OYJ Class B 3,927 102
Kone OYJ Class B 13,508 1,062
Neste OYJ 26,445 1,868
Nokia OYJ(Æ) 273,452 1,311
Nokian Renkaat OYJ 2,283 84
Nordea Bank AB 177,704 1,442
Orion OYJ Class B 10,243 470
Sampo OYJ Class A 20,563 862
Stora Enso OYJ Class R 78,487 1,427
UPM- Kymmene OYJ 42,507 1,516
Wartsila OYJ Abp Class B 57,960 569
12,361
France - 7.6%
Air Liquide SA Class A 5,395 882
Alstom SA(Æ) 2,841 154
Amundi SA(Æ)(Þ) 3,847 286
Arkema SA 7,502 833
Atos SE 14,100 1,079
AXA SA 57,985 1,282
BioMerieux 1,362 211
BNP Paribas SA 36,416 1,754
Bollore SA 86,212 350
Bouygues SA - ADR 20,861 820
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrefour SA 56,693 959
Cie de Saint-Gobain SA 35,637 1,774
Cie Generale des Etablissements
Michelin SCA Class B 13,653 1,885
Covivio (ö) 5,572 458
Credit Agricole SA 66,777 758
Danone SA 27,567 1,837
Dassault Aviation SA(Æ) 231 242
Dassault Systemes SA 3,194 639
Eiffage SA 7,825 710
Electricite de France SA 46,863 583
Engie SA 23,815 370
EssilorLuxottica SA 2,286 324
Eurazeo SE(Æ) 2,225 156
Hermes International 566 578
Iliad SA 1,065 197
Ipsen SA 1,349 118
Klepierre SA - GDR(Ñ)(ö) 23,373 562
Legrand SA - ADR 1,578 145
L'Oreal SA 3,922 1,375
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,787 2,287
Natixis SA 133,880 506
Orange SA - ADR 103,655 1,219
Publicis Groupe SA - ADR 14,743 764
Sanofi - ADR 25,764 2,421
Sartorius Stedim Biotech 1,427 598
Schneider Electric SE 16,593 2,432
SCOR SE - ADR 10,963 333
SEB SA 558 106
Societe Generale SA(Æ) 34,268 640
SUEX SA 14,508 298
Teleperformance - GDR 814 267
Total SA 74,319 3,138
Vinci SA 7,571 702
Vivendi SA - ADR 18,886 579
37,611
Germany - 7.8%
1&1 Drillisch AG 15,507 377
Allianz SE 12,338 2,797
Aroundtown SA 87,619 609
BASF SE 28,339 2,198
Bayer AG 30,012 1,818
Bayerische Motoren Werke
Aktiengesellschaft 18,722 1,591
Bechtle AG 646 137
Beiersdorf AG 1,573 173
Brenntag AG 9,508 747
Carl Zeiss Meditec AG 937 147
Continental AG 7,093 997
Covestro AG(Þ) 9,690 660
Daimler AG 39,230 2,767
Deutsche Bank AG(Æ) 39,271 400
Deutsche Boerse AG 1,955 315
Deutsche Post AG 28,856 1,428
Deutsche Telekom AG 84,762 1,512
Deutsche Wohnen SE 8,002 397
E.ON SE 20,392 216
Evonik Industries AG 25,477 841

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius Medical Care AG & Co. 15,173 1,232
Fresenius SE & Co. KGaA 26,879 1,200
GEA Group AG 8,809 306
Hannover Rueck SE 4,651 722
HeidelbergCement AG 13,536 1,002
HelloFresh SE(Æ) 5,757 487
Henkel AG & Co. KGaA 2,923 273
Infineon Technologies AG - ADR 18,376 739
KION Group AG 5,152 446
Knorr- Bremse AG 887 118
Lanxess AG 7,219 544
LEG Immobilien AG 1,384 199
Merck & Co., Inc. 3,565 596
Muenchener Rueckversicherungs-
Gesellschaft AG 8,246 2,192
Puma SE 3,027 297
SAP SE - ADR 13,340 1,698
Scout24 AG(Þ) 3,133 243
Siemens AG 13,866 2,147
Siemens Energy AG(Æ) 19,887 736
Siemens Healthineers AG(Þ) 1,826 102
Symrise AG 1,573 196
Telefonica Deutschland Holding AG 54,926 150
Uniper SE 21,267 745
United Internet AG 14,444 628
Vonovia SE 8,023 537
Zalando SE(Æ)(Þ) 5,805 667
38,329
Hong Kong - 3.0%
AIA Group, Ltd. 138,290 1,694
Bank of East Asia, Ltd. (The) 33,000 72
BOC Hong Kong Holdings, Ltd. 104,000 312
CK Asset Holdings, Ltd. 185,973 943
CK Hutchison Holdings, Ltd. Class B 118,258 820
CK Infrastructure Holdings, Ltd. 93,500 499
CLP Holdings, Ltd. 116,500 1,091
Hang Seng Bank, Ltd. 39,300 718
Henderson Land Development Co., Ltd. 137,197 562
HKT Trust & HKT, Ltd. 358,000 472
Hong Kong Exchanges & Clearing, Ltd. 12,000 771
Jardine Matheson Holdings, Ltd. 20,500 1,188
Jardine Strategic Holdings, Ltd. 12,600 327
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 45
New World Development Co., Ltd. 98,395 461
Power Assets Holdings, Ltd. 154,000 819
Sino Land Co., Ltd. 465,689 649
Sun Hung Kai Properties, Ltd. 69,097 951
Swire Pacific, Ltd. Class A 70,340 446
Swire Properties, Ltd. 95,800 280
Techtronic Industries Co., Ltd. 37,500 562
WH Group, Ltd.(Þ) 1,067,500 872
Xinyi Glass Holdings, Ltd. 88,000 215
14,769
Ireland - 1.0%
CRH PLC 48,121 1,982
DCC PLC 9,430 712
Flutter Entertainment PLC(Æ) 5,102 947
James Hardie Industries PLC(Æ) 4,143 116
Kerry Group PLC Class A 1,550 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kingspan Group PLC 6,765 459
Smurfit Kappa Group PLC 16,435 791
5,217
Israel - 0.7%
Bank Leumi Le-Israel BM 115,354 714
Check Point Software Technologies, Ltd.
(Æ) 3,615 462
Israel Discount Bank, Ltd. Class A 79,372 308
Mizrahi Tefahot Bank, Ltd. 9,625 225
Nice, Ltd.(Æ) 1,947 507
Teva Pharmaceutical Industries, Ltd.
- ADR 75,334 887
Wix.com, Ltd.(Æ) 1,053 260
3,363
Italy - 1.8%
Assicurazioni Generali SpA 60,671 1,037
Atlantia SpA (Æ) 31,163 495
DiaSorin SpA 645 141
Enel SpA 68,616 681
ENI SpA - ADR 72,531 732
FinecoBank Banca Fineco SpA (Æ) 14,834 232
Intesa Sanpaolo SpA 625,861 1,368
Mediobanca Banca di Credito
Finanziario SpA (Æ) 38,988 348
Moncler SpA 3,362 190
Poste Italiane SpA (Þ) 40,947 401
Prysmian SpA 14,537 468
Recordati SpA 9,083 471
Snam Rete Gas SpA 68,527 360
Telecom Italia SpA 1,103,251 472
Terna Rete Elettrica Nazionale SpA 28,010 204
UniCredit SpA 115,396 1,055
8,655
Japan - 22.7%
Advantest Corp. 4,100 323
Aeon Co., Ltd. 10,800 339
Aeon Mall Co., Ltd. 6,800 111
Air Water, Inc. 22,100 360
Aisin Seiki Co., Ltd. 14,200 437
Ajinomoto Co., Inc. 16,800 396
Alfresa Holdings Corp. 15,900 318
Amada Holdings Co., Ltd. 39,200 446
Asahi Glass Co., Ltd. 12,400 432
Asahi Group Holdings, Ltd. 12,200 497
Asahi Intecc Co., Ltd. 1,800 59
Asahi Kasei Corp. 65,300 732
Astellas Pharma, Inc. 77,300 1,254
Bandai Namco Holdings, Inc. 4,400 375
Bank of Kyoto, Ltd. (The) 1,000 53
Bridgestone Corp. 39,000 1,447
Brother Industries, Ltd. 31,100 694
Calbee , Inc. 5,500 162
Canon, Inc. 46,100 1,017
Capcom Co., Ltd. - GDR 3,300 207
Century Tokyo Leasing Corp. 6,000 487
Chiba Bank, Ltd. (The) 50,300 276
Chubu Electric Power Co., Inc. 60,400 738
Chugai Pharmaceutical Co., Ltd. 7,200 380

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chugoku Electric Power Co., Inc. (The) 28,600 354
Concordia Financial Group, Ltd. 62,700 230
CyberAgent , Inc. 2,400 151
Dai Nippon Printing Co., Ltd. 7,500 129
Daifuku Co., Ltd. 2,000 227
Dai-ichi Life Holdings, Inc. 28,900 446
Daiichi Sankyo Co., Ltd. 15,400 496
Daikin Industries, Ltd. 2,500 532
Daito Trust Construction Co., Ltd. 7,000 730
Daiwa House Industry Co., Ltd. 26,400 751
Daiwa Securities Group, Inc. 135,200 645
Denso Corp. 18,300 1,019
Dentsu , Inc. 9,700 309
Disco Corp. 700 227
Eisai Co., Ltd. 8,900 652
ENEOS Holdings, Inc. 248,800 1,011
FANUC Corp. 1,100 289
Fast Retailing Co., Ltd. 400 344
Fuji Electric Co., Ltd. 13,100 524
FUJIFILM Holdings Corp. 18,900 1,083
Fujitsu, Ltd. 4,800 731
GMO Payment Gateway, Inc. 1,000 142
Hamamatsu Photonics KK 4,100 237
Harmonic Drive Systems, Inc. 1,200 89
Hisamitsu Pharmaceutical Co., Inc. 3,900 235
Hitachi Metals, Ltd. 5,300 85
Hitachi, Ltd. 28,500 1,177
Honda Motor Co., Ltd. 42,000 1,111
Hoshizaki Corp. 1,600 142
Hoya Corp. 4,900 627
Hulic Co., Ltd. 8,800 100
Ibiden Co., Ltd. 2,300 106
Iida Group Holdings Co., Ltd. 19,000 420
Inpex Corp. 144,700 852
Isuzu Motors, Ltd. 77,900 749
ITOCHU Corp. 73,100 2,099
Itochu Techno-Solutions Corp. 5,100 179
Japan Exchange Group, Inc. 16,200 378
Japan Post Bank Co., Ltd. Class A 7,800 68
Japan Post Holdings Co., Ltd. 28,500 227
Japan Tobacco, Inc. 64,100 1,274
JSR Corp. 6,300 193
Kajima Corp. 34,200 460
Kakaku.com, Inc. 3,600 104
Kansai Electric Power Co., Inc. (The) 74,200 732
Kansai Paint Co., Ltd. 5,400 160
Kao Corp. 2,400 175
KDDI Corp. 72,200 2,126
Keyence Corp. 1,300 699
Kikkoman Corp. 3,900 275
Kirin Holdings Co., Ltd. 20,600 443
Kobayashi Pharmaceutical Co., Ltd. 1,700 192
Kobe Bussan Co., Ltd. 2,900 80
Komatsu, Ltd. 18,300 504
Konami Holdings Corp. 2,600 159
Kubota Corp. 7,400 163
Kyocera Corp. 8,600 552
Kyowa Hakko Kirin Co., Ltd. 6,900 205
Kyushu Electric Power Co., Inc. 39,800 371
Lasertec Corp. 1,900 254
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lawson, Inc. 3,300 160
Lion Corp. 5,500 126
LIXIL Group Corp. 17,500 410
M3, Inc. 11,200 939
Makita Corp. 4,800 229
Marubeni Corp. 155,200 1,035
Medipal Holdings Corp. 22,600 465
MEIJI Holdings Co., Ltd. 3,000 204
Mercari , Inc.(Æ) 2,200 105
Mitsubishi Chemical Holdings Corp. 149,400 1,031
Mitsubishi Corp. 60,100 1,525
Mitsubishi Electric Corp. 112,000 1,712
Mitsubishi Gas Chemical Co., Inc. 21,300 488
Mitsubishi UFJ Financial Group, Inc. 247,900 1,117
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 58,700 291
Mitsui & Co., Ltd. 81,800 1,520
Mitsui Chemicals, Inc. 25,100 722
Mitsui Fudosan Co., Ltd. 23,100 475
Mizuho Financial Group, Inc. 37,400 499
MonotaRO Co., Ltd. 7,500 376
MS&AD Insurance Group Holdings, Inc. 17,800 515
Murata Manufacturing Co., Ltd. 7,600 732
Nabtesco Corp. 3,000 135
NEC Corp. 11,700 635
Nexon Co., Ltd. 17,500 532
NGK Spark Plug Co., Ltd. 21,600 403
NH Foods, Ltd. 9,800 420
Nidec Corp. 3,500 465
Nihon M&A Center, Inc. 7,000 405
Nintendo Co., Ltd. 2,300 1,329
Nippon Paint Holdings Co., Ltd. 2,000 180
Nippon Shinyaku Co., Ltd. 1,200 88
Nippon Telegraph & Telephone Corp. 49,818 1,242
Nippon Yusen 21,600 499
Nissan Chemical Industries, Ltd. 1,900 109
Nissin Foods Holdings Co., Ltd. 3,800 328
Nitori Holdings Co., Ltd. 1,300 258
Nitto Denko Corp. 6,000 544
Nomura Holdings, Inc. 166,800 884
Nomura Real Estate Holdings, Inc. 14,600 327
Nomura Research Institute, Ltd. 13,100 437
Obayashi Corp. 87,500 740
Obic Co., Ltd. 1,000 187
Oji Holdings Corp. 123,700 750
Olympus Corp. 10,400 188
Omron Corp. 4,500 398
Ono Pharmaceutical Co., Ltd. 14,700 440
Oracle Corp. Japan 1,800 212
ORIX Corp. 57,200 927
Osaka Gas Co., Ltd. 24,800 457
Otsuka Corp. 5,400 272
Otsuka Holdings Co., Ltd. 19,800 847
Pan Pacific International Holdings Corp. 12,300 277
Panasonic Corp. 98,800 1,281
Persol Holdings Co., Ltd. 4,900 92
Recruit Holdings Co., Ltd. 3,200 139
Renesas Electronics Corp.(Æ) 20,100 230
Resona Holdings, Inc. 94,600 331
Rinnai Corp. 600 63

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SBI Holdings, Inc. 4,200 105
Secom Co., Ltd. 800 73
Sega Sammy Holdings, Inc. 5,000 80
Seiko Epson Corp. 16,900 288
Sekisui Chemical Co., Ltd. 42,900 775
Sekisui House, Ltd. 47,300 915
Seven & i Holdings Co., Ltd. 21,900 832
SG Holdings Co., Ltd. 9,200 235
Shimadzu Corp. 2,700 103
Shimamura Co., Ltd. 2,500 277
Shimano, Inc. 1,200 282
Shimizu Corp. 78,000 552
Shin-Etsu Chemical Co., Ltd. 2,800 488
Shinsei Bank, Ltd. 13,000 162
Shionogi & Co., Ltd. 2,400 131
SMC Corp. 700 425
Softbank Corp. 51,500 676
SoftBank Group Corp. 14,600 1,125
Sohgo Security Services Co., Ltd. 3,200 158
Sompo Japan Nipponkoa Holdings, Inc. 17,100 684
Sony Corp. 23,500 2,249
Square Enix Holdings Co., Ltd. 1,600 92
Stanley Electric Co., Ltd. 8,200 257
Start Today Co., Ltd. 4,000 112
Subaru Corp. 50,292 969
Sumitomo Chemical Co., Ltd. 124,100 587
Sumitomo Corp. 82,200 1,093
Sumitomo Dainippon Pharma Co., Ltd. 25,300 409
Sumitomo Electric Industries, Ltd. 58,800 786
Sumitomo Metal Mining Co., Ltd. 23,700 1,033
Sumitomo Mitsui Banking Corp. 34,200 1,065
Sumitomo Mitsui Trust Holdings, Inc. 13,400 407
Sumitomo Realty & Development Co.,
Ltd. 10,800 328
Sundrug Co., Ltd. 5,900 234
Suntory Beverage & Food, Ltd. 1,300 45
Suzuken Co., Ltd. 6,000 233
Suzuki Motor Corp. 8,400 380
Sysmex Corp. 2,900 338
T&D Holdings, Inc. 27,500 326
Taiheiyo Cement Corp. 16,200 408
Taisei Corp. 9,321 303
Taiyo Nippon Sanso Corp. 14,500 280
Takeda Pharmaceutical Co., Ltd. 6,966 244
TDK Corp. 600 97
Tecmo Koei Holdings Co., Ltd. 1,700 97
Teijin, Ltd. 23,600 434
Terumo Corp. 5,500 215
Tobu Railway Co., Ltd. 4,100 116
Toho Gas Co., Ltd. 2,000 118
Tohoku Electric Power Co., Inc. 59,800 518
Tokio Marine Holdings, Inc. 19,700 984
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 154,400 598
Tokyo Electron, Ltd. 6,700 2,555
Tokyo Gas Co., Ltd. 18,100 395
Tokyu Fudosan Holdings Corp. 84,100 478
Toppan Printing Co., Ltd. 36,500 521
Toray Industries, Inc. 123,900 811
Tosoh Corp. 35,600 614
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TOTO, Ltd. 1,700 94
Toyo Suisan Kaisha, Ltd. 6,800 335
Toyoda Gosei Co., Ltd. 9,400 249
Toyota Industries Corp. 9,300 734
Toyota Motor Corp. 63,500 4,439
Toyota Tsusho Corp. 25,000 981
Trend Micro, Inc. 6,500 357
Tsuruha Holdings, Inc. 2,300 305
Unicharm Corp. 8,100 362
Wannyan Mura Co., Ltd. 2,600 148
Welcia Holdings Co., Ltd. 9,900 336
Yakult Honsha Co., Ltd. 1,700 87
Yamada Denki Co., Ltd. 99,100 505
Yamaha Motor Co., Ltd. 39,600 902
Yamato Holdings Co., Ltd. 4,100 101
Yaskawa Electric Corp. 4,900 252
Z Holdings Corp. 46,100 285
111,858
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 54,046 1,176
Eurofins Scientific SE 1,396 134
RTL Group SA(Æ) 12,432 712
SES SA 53,095 453
Tenaris SA 38,588 299
2,774
Mexico - 0.0%
Alfa SAB de CV Class A 102,112 64
Controladora Nemak SAB de CV(Æ) 102,112 13
Fresnillo PLC 6,339 86
163
Netherlands - 3.7%
Adyen NV(Æ)(Þ) 239 498
Aegon NV 95,985 396
Akzo Nobel NV 3,199 324
Argenx SE(Æ) 696 204
ASML Holding NV 8,236 4,386
Exor NV 11,955 889
Ferrari NV 434 91
Heineken NV 876 91
ING Groep NV 146,289 1,299
Just Eat Takeaway.com NV(Æ)(Þ) 2,148 246
Koninklijke Ahold Delhaize NV 59,320 1,698
Koninklijke DSM NV 598 104
Koninklijke KPN NV 63,659 199
Koninklijke Philips NV 6,895 376
Koninklijke Vopak NV 4,899 248
NN Group NV 23,796 986
Prosus NV(Æ) 3,252 378
Qiagen NV(Æ) 1,834 99
Randstad NV 16,848 1,051
Royal Dutch Shell PLC Class A 87,919 1,600
Stellantis NV 87,669 1,331
Stellantis NV(Æ) 68,394 1,039
Wolters Kluwer NV 6,014 499
18,032
New Zealand - 0.5%
a2 Milk Co., Ltd. (The)(Æ) 34,730 290

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fisher & Paykel Healthcare Corp., Ltd. 24,690 613
Mercury NZ, Ltd. 65,021 332
Meridian Energy, Ltd. 93,215 480
Spark New Zealand, Ltd. 165,664 570
Xero , Ltd.(Æ) 981 97
2,382
Norway - 0.7%
Adevinta ASA Class B(Æ) 7,831 116
DNB ASA 23,854 466
Mowi ASA 26,911 595
Norsk Hydro ASA 77,870 345
Orkla ASA 72,368 703
Telenor ASA 16,340 271
Yara International ASA 17,110 798
3,294
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 33,103 207
Jeronimo Martins SGPS SA 16,718 273
483
Russia - 0.1%
Evraz PLC 55,648 382
Singapore - 1.3%
CapitaLand, Ltd. 293,300 705
City Developments, Ltd. 55,400 301
DBS Group Holdings, Ltd. 40,697 765
Genting Singapore, Ltd. 152,100 97
Oversea-Chinese Banking Corp., Ltd. 106,245 820
Singapore Technologies Engineering,
Ltd. 62,800 175
Singapore Telecommunications, Ltd. 699,600 1,243
United Overseas Bank, Ltd. 37,400 661
UOL Group, Ltd. 64,500 355
Venture Corp., Ltd. 16,000 238
Wilmar International, Ltd. 265,100 1,051
6,411
South Africa - 0.2%
Anglo American PLC 32,394 1,065
Growthpoint Properties, Ltd.(ö) 2,552 2
1,067
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 28,212 879
Amadeus IT Group SA Class A(Æ) 2,433 154
Banco Bilbao Vizcaya Argentaria SA
- ADR 180,655 823
Banco Santander SA - ADR 472,431 1,383
CaixaBank SA 161,582 408
Cellnex Telecom SA(Þ) 5,547 325
Enagas SA 20,753 457
Endesa SA - ADR 25,513 652
Gamesa Corp. Technologica SA 3,500 143
Grifols SA 6,733 199
Iberdrola SA 80,046 1,086
Industria de Diseno Textil SA 2,879 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Naturgy Energy Group SA 24,009 620
Red Electrica Corp. SA 38,412 729
Repsol SA - ADR 104,297 1,022
Telefonica SA - ADR 232,135 998
9,963
Sweden - 3.3%
Atlas Copco AB(Æ) 22,338 1,188
Boliden AB(Æ) 36,617 1,201
Electrolux AB 17,761 435
Epiroc AB Class A 7,152 137
Epiroc AB Class B 2,949 51
Essity Aktiebolag Class B 10,319 329
Evolution Gaming Group AB(Þ) 4,341 423
Fastighets AB Balder Class B(Æ) 1,902 95
Hennes & Mauritz AB Class B(Æ) 6,242 133
Hexagon AB Class B 5,553 486
Husqvarna AB Class B 46,950 582
ICA Gruppen AB 9,075 455
Industrivarden AB Class C 6,404 204
Investor AB Class B 10,392 762
Kinnevik AB Class B(Æ) 13,177 647
L E Lundbergforetagen AB Class B 3,240 170
NIBE Industrier AB B Shares(Æ) 7,687 257
Sandvik AB 52,967 1,319
Securitas AB Class B 27,354 423
Skandinaviska Enskilda Banken AB
Class A 89,764 981
Skanska AB Class B 39,049 1,011
SKF AB Class B 17,123 469
Svenska Handelsbanken AB Class A 85,943 861
Swedbank AB Class A 44,494 837
Swedish Match AB 14,042 1,083
Tele2 AB Class B 16,799 232
Telefonaktiebolaget LM Ericsson Class B 20,529 259
Volvo AB Class B 42,688 1,056
16,086
Switzerland - 8.3%
ABB, Ltd. 29,960 884
Adecco Group AG 13,499 845
Baloise Holding AG 5,749 960
Barry Callebaut AG 86 191
Chocoladefabriken Lindt & Spruengli
AG 42 618
Cie Financiere Richemont SA Class A 2,258 210
Credit Suisse Group AG 79,417 1,047
EMS- Chemie Holding AG 256 241
Geberit AG 832 509
Givaudan SA 138 557
Kuehne & Nagel International AG 4,187 954
LafargeHolcim , Ltd.(Æ) 30,474 1,645
Logitech International SA 6,823 711
Lonza Group AG 889 569
Nestle SA 63,796 7,146
Novartis AG 57,457 5,197
Partners Group Holding AG 1,295 1,532
Roche Holding AG 15,797 5,445
Schindler Holding AG 1,971 520
SGS SA 284 863
Sika AG 2,329 633

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonova Holding AG(Æ) 1,606 388
STMicroelectronics NV 12,541 506
Straumann Holding AG 210 233
Swatch Group AG (The) 2,888 163
Swatch Group AG (The) Class B 2,411 695
Swiss Life Holding AG 2,445 1,113
Swiss Prime Site AG Class A 3,233 315
Swiss Re AG 5,800 512
Swisscom AG 1,600 871
UBS Group AG 161,599 2,333
Zurich Insurance Group AG 5,838 2,324
40,730
United Kingdom - 10.2%
3i Group PLC 75,295 1,139
Admiral Group PLC 4,943 195
Antofagasta PLC 8,240 161
Ashtead Group PLC 15,185 767
Associated British Foods PLC(Æ) 14,183 411
AstraZeneca PLC 26,183 2,674
Auto Trader Group PLC(Æ)(Þ) 12,919 100
AVEVA Group PLC 2,942 146
Aviva PLC 194,307 888
BAE Systems PLC 81,062 513
Barclays PLC 738,697 1,351
Barratt Developments PLC 127,957 1,118
Berkeley Group Holdings PLC 16,537 948
BP PLC 447,535 1,663
British American Tobacco PLC 73,800 2,687
BT Group PLC(Æ) 691,008 1,188
Bunzl PLC 13,665 440
CNH Industrial NV 21,828 279
Compass Group PLC(Æ) 25,735 461
Croda International PLC(Æ) 2,522 217
Diageo PLC 19,114 771
Direct Line Insurance Group PLC 197,250 810
Experian PLC 17,394 608
Ferguson PLC 9,594 1,116
GlaxoSmithKline PLC - ADR 63,305 1,176
GVC Holdings PLC 13,673 231
Halma PLC 20,346 688
HSBC Holdings PLC 468,223 2,453
Imperial Tobacco Group PLC 50,845 1,023
Intertek Group PLC 1,209 91
J Sainsbury PLC 236,559 792
JD Sports Fashion PLC(Æ) 13,313 136
Johnson Matthey PLC 20,375 823
Kingfisher PLC(Æ) 298,384 1,134
Legal & General Group PLC 290,155 968
Lloyds Banking Group PLC 3,000,710 1,347
London Stock Exchange Group PLC 1,047 124
M&G PLC 254,510 613
Mondi PLC 44,775 1,058
National Grid PLC 64,416 749
Natwest Group PLC 296,666 596
Next PLC(Æ) 4,069 431
Pearson PLC 51,545 573
Persimmon PLC Class A 22,656 790
Phoenix Group Holdings PLC 11,848 109
Reckitt Benckiser Group PLC 8,065 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RELX PLC 29,804 739
Rentokil Initial PLC(Æ) 28,812 196
RSA Insurance Group PLC 35,687 330
Sage Group PLC (The) 43,217 349
Schroders PLC 2,156 101
Scottish & Southern Energy PLC 18,163 369
Segro PLC(ö) 80,639 1,054
Severn Trent PLC Class H 11,621 368
Smith & Nephew PLC 15,342 323
Smiths Group PLC 7,573 147
Spirax-Sarco Engineering PLC 1,840 279
St. James's Place PLC 23,698 381
Standard Chartered PLC 127,063 772
Standard Life Aberdeen PLC(Æ) 58,228 241
Taylor Wimpey PLC 477,516 956
Tesco PLC 111,613 365
Unilever PLC 32,769 1,910
Unilever PLC 11,820 687
United Utilities Group PLC 16,235 205
Vodafone Group PLC 701,835 1,200
Wausau Paper Corp. 126,717 1,322
Wm Morrison Supermarkets PLC 343,664 844
50,379
United States - 0.0%
Newmont Mining Corp. 1,378 97
Zambia - 0.0%
First Quantum Minerals, Ltd. 15,378 256
Total Common Stocks
(cost $399,286) 471,196
Preferred Stocks - 1.0%
Germany - 1.0%
Fuchs Petrolub SE
2.100% (Ÿ) 1,101 63
Henkel AG & Co. KGaA
2.228% (Ÿ) 10,327 1,073
Porsche Automobil Holding SE
3.344% (Ÿ) 19,537 1,364
Sartorius AG
0.083% (Ÿ) 1,674 835
Volkswagen AG
2.803% (Ÿ) 9,351 1,777
5,112
Total Preferred Stocks
(cost $4,098) 5,112
Warrants and Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp. (Æ)
2023   Rights 2,053 —
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2021  Rights 28,212 14

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Warrants and Rights
(cost $16) 14
Short-Term Investments - 2.1%
United States - 2.1%
U.S. Cash Management Fund(@) 10,135,737 (∞) 10,134
Total Short-Term Investments
(cost $10,134) 10,134
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 2,243,270 (∞) 2,243
Total Other Securities
(cost $2,243) 2,243
Total Investments - 99.1%
(identified cost $415,777) 488,699
Other Assets and Liabilities, Net
- 0.9%
4,389
Net Assets - 100.0%
493,088

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 453
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Adyen NV 12/20/19 EUR 239 814 .94 195
498
Amundi SA 01/10/17 EUR 3,847 64 .29 247
286
Auto Trader Group PLC 12/11/20 GBP 12,919 7 .37 95
100
Cellnex Telecom SA 04/14/20 EUR 5,547 51 .71 287
325
Covestro AG 07/20/16 EUR 9,690 53 .74 521
660
Evolution Gaming Group AB 11/24/20 SEK 4,341 86 .26 374
423
Hydro One, Ltd. 06/19/20 CAD 10,914 18 .71 204
253
Just Eat Takeaway.com NV 04/14/20 EUR 2,148 98 .99 213
246
Orsted A/S 01/17/18 DKK 3,311 59 .59 197
626
Poste Italiane SpA 07/20/16 EUR 40,947 7 .37 302
401
Scout24 AG 12/11/20 EUR 3,133 81 .26 255
243
Siemens Healthineers AG 04/14/20 EUR 1,826 41 .17 75
102
WH Group, Ltd. 04/30/19 HKD 1,067,500 0 .92 985
872
Zalando SE 12/20/19 EUR 5,805 48 .48 281
667
5,702
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 27 EUR 939 03/21
(47)
MSCI Emerging Markets Index Futures 136 USD 9,017 03/21
274
S&P/TSX 60 Index Futures 45 CAD 9,208 03/21
(137)
SPI 200 Index Futures 5 AUD 818 03/21
(7)
Short Positions
FTSE 100 Index Futures 10 GBP 636 03/21
14
Hang Seng Index Futures 5 HKD 7,080 02/21
36
MSCI Singapore Index Futures 12 SGD 394 02/21
4
S&P 500 E-Mini Index Futures 24 USD 4,446 03/21
(74)
TOPIX Index Futures 19 JPY 342,760 03/21
11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
74
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 5,600 USD 4,237 03/17/21 (44)
Bank of America CHF 5,040 USD 5,709 03/17/21 43
Bank of America EUR 14,350 USD 17,483 03/17/21 52
Bank of America GBP 1,700 USD 2,286 03/17/21 (44)
Bank of America JPY 1,050,000 USD 10,141 03/17/21 113
Bank of Montreal USD 1,170 AUD 1,565 03/17/21 27
Bank of Montreal USD 2,692 CAD 3,439 03/17/21 (2)
Bank of Montreal USD 5,649 EUR 4,659 03/17/21 10
Bank of Montreal USD 2,318 GBP 1,727 03/17/21 48
Bank of Montreal USD 2,442 JPY 254,082 03/17/21 (16)
Bank of Montreal SEK 11,195 USD 1,321 03/17/21 (19)
Bank of New York USD 1,170 AUD 1,565 03/17/21 26

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor International Equity Fund
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,689 CAD 3,439 03/17/21 —
Bank of New York USD 5,652 EUR 4,659 03/17/21 8
Bank of New York USD 2,320 GBP 1,727 03/17/21 47
Bank of New York USD 2,442 JPY 254,082 03/17/21 (16)
Bank of New York SEK 11,195 USD 1,323 03/17/21 (17)
JPMorgan Chase USD 1,171 AUD 1,565 03/17/21 26
JPMorgan Chase USD 2,690 CAD 3,439 03/17/21 —
JPMorgan Chase USD 5,654 EUR 4,659 03/17/21 5
JPMorgan Chase USD 2,321 GBP 1,727 03/17/21 45
JPMorgan Chase USD 2,442 JPY 254,082 03/17/21 (15)
JPMorgan Chase CAD 7,100 USD 5,592 03/17/21 39
JPMorgan Chase SEK 11,195 USD 1,323 03/17/21 (17)
Royal Bank of Canada USD 1,172 AUD 1,565 03/17/21 25
Royal Bank of Canada USD 2,691 CAD 3,439 03/17/21 (1)
Royal Bank of Canada USD 5,661 EUR 4,659 03/17/21 (2)
Royal Bank of Canada USD 2,324 GBP 1,727 03/17/21 42
Royal Bank of Canada USD 2,443 JPY 254,082 03/17/21 (17)
Royal Bank of Canada EUR 4,200 USD 5,087 03/17/21 (15)
Royal Bank of Canada GBP 2,900 USD 3,916 03/17/21 (57)
Royal Bank of Canada SEK 11,195 USD 1,324 03/17/21 (16)
Royal Bank of Canada SEK 16,500 USD 1,994 03/17/21 18
Standard Chartered USD 1,170 AUD 1,565 03/17/21 26
Standard Chartered USD 2,690 CAD 3,439 03/17/21 —
Standard Chartered USD 5,652 EUR 4,659 03/17/21 7
Standard Chartered USD 2,320 GBP 1,727 03/17/21 47
Standard Chartered USD 2,441 JPY 254,082 03/17/21 (15)
Standard Chartered SEK 11,195 USD 1,323 03/17/21 (17)
State Street USD 2,428 NOK 21,318 03/17/21 61
State Street USD 4,025 NZD 5,700 03/17/21 71
State Street CHF 2,311 USD 2,608 03/17/21 10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
466
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 30,721 $ —
$ —
$ 30,721
Austria — 1,900 —
—
1,900
Belgium — 3,41 5 —
—
3,41 5
Canada 40,88 6 — 2
—
40,88 8
Denmark — 9,610 —
—
9,610
Finland — 12,361 —
—
12,361
France — 37,611 —
—
37,611
Germany — 38,329 —
—
38,329
Hong Kong — 14,72 4 45
—
14,76 9
Ireland — 5,217 —
—
5,217
Israel 1,609 1,754 —
—
3,363
Italy — 8,655 —
—
8,655
Japan — 111,85 8 —
—
111,85 8
Luxembourg — 2,774 —
—
2,774
Mexico 77 86 —
—
163

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 455
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Netherlands 1,039 16,993 —
—
18,032
New Zealand — 2,382 —
—
2,382
Norway — 3,294 —
—
3,294
Portugal — 480 3
—
483
Russia — 382 —
—
382
Singapore — 6,411 —
—
6,411
South Africa — 1,067 —
—
1,067
Spain — 9,963 —
—
9,963
Sweden — 16,08 6 —
—
16,08 6
Switzerland — 40,730 —
—
40,730
United Kingdom 687 49,69 2 —
—
50,3 79
United States — 97 —
—
97
Zambia 256 — —
—
256
Preferred Stocks — 5,112 — — 5,112
Warrants and Rights 14 — — — 14
Short-Term Investments — — — 10,134 10,134
Other Securities — — — 2,243 2,243
Total Investments 44,56 8 431,70 4 50 12,377 488,699
Other Financial Instruments
Assets
Futures Contracts 339 — —
—
339
Foreign Currency Exchange Contracts — 796 —
—
796
Liabilities
Futures Contracts (26 5 ) — —
—
(26 5 )
Foreign Currency Exchange Contracts — (330) —
—
(330)
Total Other Financial Instruments
*
$ 74 $ 466 $ — $ — $ 5 40
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
62,580
Consumer Staples ...................................................................
31,344
Energy ....................................................................................
17,432

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor International Equity Fund
Financial Services ...................................................................
114,832
Health Care .............................................................................
44,247
Materials and Processing ........................................................
61,661
Producer Durables ..................................................................
63,358
Technology ..............................................................................
37,502
Utilities ...................................................................................
38,240
Preferred Stocks
Consumer Discretionary ..........................................................
3,142
Consumer Staples ...................................................................
1,073
Energy ....................................................................................
63
Technology ..............................................................................
834
Warrants and Rights ....................................................................
14
Short-Term Investments ................................................................
10,134
Other Securities ...........................................................................
2,243
Total Investments .................................................................... 488,699

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.6%
Corporate Bonds and Notes - 14.1%
Air Lease Corp.
3.000% due 02/01/30 171 174
Apple, Inc.
3.000% due 02/09/24 204 219
Arch Capital Group, Ltd.
3.635% due 06/30/50 192 214
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 223
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 222
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 196
Berkshire Hathaway, Inc.
2.750% due 03/15/23 210 220
Boardwalk Pipelines, LP
3.400% due 02/15/31 203 211
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 98 104
Brookfield Finance LLC
3.450% due 04/15/50 206 213
Burlington Northern Santa Fe LLC
4.900% due 04/01/44 156 213
Capital One Financial Corp.
3.650% due 05/11/27 195 221
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 213 247
Delta Air Lines, Inc.
4.500% due 10/20/25 (Þ) 199 213
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 149 218
Energy Transfer Operating, LP
7.500% due 07/01/38 138 183
Enstar Group, Ltd.
4.950% due 06/01/29 153 176
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 125 174
Exelon Generation Co. LLC
5.600% due 06/15/42 183 210
GE Capital Funding LLC
4.400% due 05/15/30 (Þ) 204 237
General Electric Co.
Series GMTN
6.875% due 01/10/39 142 205
General Motors Co.
6.125% due 10/01/25 200 241
General Motors Financial Co., Inc.
3.700% due 05/09/23 164 174
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 175
HCA, Inc.
5.250% due 06/15/49 131 167
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 210 217
Inter-American Development Bank
3.125% due 09/18/28 550 638
Jefferies Group LLC
Series EMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 01/15/36 182 242
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 167 216
Marriott International, Inc.
Series GG
3.500% due 10/15/32 200 212
McDonald's Corp.
4.700% due 12/09/35 156 199
MidAmerican Energy Co.
4.250% due 07/15/49 155 201
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 239 258
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 154 178
ONEOK, Inc.
6.125% due 02/01/41 149 181
Oracle Corp.
3.850% due 07/15/36 45 53
PacifiCorp
6.250% due 10/15/37 144 211
Plains All American Pipeline, LP/ PAA
Finance Corp.
5.150% due 06/01/42 172 184
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 205 221
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 158 171
Southern Power Co.
5.150% due 09/15/41 184 228
Spectra Energy Partners, LP
4.750% due 03/15/24 197 220
Sunoco Logistics Partners Operations,
LP
5.950% due 12/01/25 147 174
Synchrony Financial
3.700% due 08/04/26 157 172
Sysco Corp.
3.300% due 07/15/26 156 173
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 157
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 212 232
Upjohn Finance BV
2.700% due 06/22/30 (Þ) 206 216
10,004
International Debt - 12.1%
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
4.200% due 08/04/27 200 218
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 213 242
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 206 216
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 225 235
Altria Group, Inc.
3.125% due 06/15/31 EUR 190 276
America Movil SAB de CV

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 07/16/22 227 236
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 226
Azure Orbit IV International Finance,
Ltd.
3.750% due 01/25/23 246 257
Bangkok Bank PCL
Series REGS
4.050% due 03/19/24 198 217
Bank of America Corp.
Series MPLE
3.407% due 09/20/25 (Canada
Bankers Acceptances 3 Month Rate +
1.202%)(Ê) CAD 294 249
Bank of Nova Scotia (The)
1.950% due 02/01/23 215 222
Barclays PLC
5.250% due 08/17/45 157 211
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 124 153
BNP Paribas SA
3.500% due 03/01/23 (Þ) 241 256
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 216
Brookfield Finance, Inc.
4.350% due 04/15/30 174 206
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 218 235
Celulosa Arauco y Constitucion SA
Series REGS
5.150% due 01/29/50 229 270
Credit Suisse Group Funding (Guernsey),
Ltd.
Series WI
3.800% due 06/09/23 175 188
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 238
DH Europe Finance II SARL
0.450% due 03/18/28 111 136
DIB Sukuk , Ltd.
3.625% due 02/06/23 247 258
Enel SpA
4.875% due 06/14/29 (Þ) 183 226
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 216
Fidelity National Information Services,
Inc.
0.750% due 05/21/23 EUR 120 148
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 200 234
Johnson & Johnson
0.650% due 05/20/24 EUR 118 147
Lukoil International Finance BV
Series REGS
4.563% due 04/24/23 240 256
Marubeni Corp.
1.319% due 09/18/25 206 207
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 202 212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PepsiCo, Inc.
2.150% due 05/06/24 CAD 257 210
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 214
SIB Sukuk Co. III, Ltd.
4.231% due 04/18/23 243 259
Southern Copper Corp.
7.500% due 07/27/35 137 206
Sura Asset Management SA
Series REGS
4.875% due 04/17/24 157 172
Tencent Holdings, Ltd.
Series REGS
3.575% due 04/11/26 185 203
Trust Fibra Uno
Series REGS
6.390% due 01/15/50 205 240
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 182
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 130
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/22 EUR 121 151
8,574
Non-US Bonds - 52.4%
Aareal Bank AG
0.375% due 04/10/24 EUR 200 245
Abbott Laboratories
0.875% due 09/27/23 EUR 118 147
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 209
AltaLink , LP
3.717% due 12/03/46 CAD 224 208
Anglo American Capital PLC
3.250% due 04/03/23 EUR 197 256
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 215
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 133
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 110
Series 162
1.750% due 06/21/51 AUD 60 42
AXA SA
6.686% due 07/29/49 (GBP 3 Month
LIBOR + 2.750%)(Ê)(ƒ) GBP 105 176
BASF SE
0.101% due 06/05/23 EUR 200 244
Bayer Capital Corp. BV
0.625% due 12/15/22 EUR 200 246
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 157
BG Energy Capital PLC
1.250% due 11/21/22 EUR 200 248
Bonos y Obligaciones del Estado
Government International Bonds
5.150% due 10/31/28 (Þ) EUR 45 77
1.250% due 10/31/30 (Þ) EUR 920 1,241
Series REGS

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.800% due 07/30/27 (Þ) EUR 200 259
Brookfield Asset Management Inc.
5.040% due 03/08/24 CAD 228 199
Bundesrepublik Deutschland
0.000% due 08/15/30 EUR 1,180 1,509
0.000% due 08/15/50 EUR 212 263
Canadian Government International
Bond
0.250% due 04/01/24 CAD 250 196
1.500% due 06/01/26 CAD 500 412
5.750% due 06/01/33 CAD 150 181
Carrefour SA
0.875% due 06/12/23 EUR 200 247
Cie de Saint-Gobain SA
1.750% due 04/03/23 EUR 200 253
CNH Industrial Finance Europe SA
1.375% due 05/23/22 EUR 123 152
Compass Group PLC
1.875% due 01/27/23 EUR 100 126
Conti-Gummi Finance BV
2.125% due 11/27/23 EUR 137 176
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 129
Danaher Corp.
2.500% due 03/30/30 EUR 164 236
Denmark Government International
Bond
1.750% due 11/15/25 DKK 1,331 242
DH Europe Finance II SARL
1.200% due 06/30/27 EUR 198 256
E.ON SE
0.375% due 04/20/23 EUR 120 147
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 100
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 203
Engie Alliance GIE
5.750% due 06/24/23 EUR 141 195
Engie SA
0.375% due 02/28/23 EUR 200 245
European Financial Stability Facility
0.950% due 02/14/28 EUR 535 715
European Investment Bank
0.100% due 10/15/26 EUR 815 1,028
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 201
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 118 148
France Government International Bond
0.000% due 03/25/24 EUR 500 620
0.500% due 05/25/26 EUR 230 296
4.000% due 04/25/60 EUR 310 843
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 210
Gatwick Funding, Ltd.
6.125% due 03/02/26 GBP 144 236
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 98 191
GlaxoSmithKline Capital PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 12/02/24 EUR 195 250
HSBC Bank PLC
4.750% due 03/24/46 GBP 102 194
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 89
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 222
Iberdrola International BV
1.750% due 09/17/23 EUR 100 128
Immofinanz AG
2.625% due 01/27/23 EUR 200 251
Innogy Finance BV
3.000% due 01/17/24 EUR 147 195
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 179
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 43
Intesa Sanpaolo SpA
1.125% due 03/04/22 EUR 117 144
Investec PLC
4.500% due 05/05/22 GBP 150 214
Italy Buoni Poliennali Del Tesoro
1.350% due 04/15/22 EUR 147 182
0.050% due 01/15/23 (Þ) EUR 300 367
0.600% due 06/15/23 EUR 250 310
0.000% due 01/15/24 EUR 500 610
0.350% due 02/01/25 EUR 250 309
0.500% due 02/01/26 EUR 390 483
0.950% due 09/15/27 (Þ) EUR 150 190
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 220,000 2,127
Japan 20 Year Government International
Bond
Series 163
0.600% due 12/20/37 JPY 45,000 446
Series 165
0.500% due 06/20/38 JPY 176,000 1,714
Series 31
2.200% due 09/20/39 JPY 57,350 720
Series 33
2.000% due 09/20/40 JPY 74,000 911
Series 37
1.900% due 09/20/42 JPY 71,000 872
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 200 246
Kingdom of Belgium Government
International Bond
Series 79
0.200% due 10/22/23 (Þ) EUR 250 311
Kreditanstalt Fuer Wiederaufbau
0.500% due 09/15/27 EUR 300 388
Lithuania Government International
Bond
2.100% due 05/26/47 EUR 120 208
Lloyds Bank Corporate Markets PLC
1.500% due 06/23/23 GBP 171 239
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 230 197

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 200 245
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 172
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 451
Nestle Holdings, Inc.
0.750% due 05/16/23 EUR 200 248
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 200 265
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 50 105
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 111 98
Nordic Investment Bank
3.400% due 02/06/26 AUD 250 217
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 110 170
Norway Government International Bond
Series 478
1.500% due 02/19/26 (Þ) NOK 650 79
Orange SA
3.125% due 01/09/24 EUR 100 133
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 830 254
Portugal Obrigacoes do Tesouro
Series REGS
0.475% due 10/18/30 (Þ) EUR 200 253
Repsol International Finance BV
0.500% due 05/23/22 EUR 200 245
Rogers Communications, Inc.
4.000% due 06/06/22 CAD 212 173
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 135
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 110 172
Scottish Widows, Ltd.
5.500% due 06/16/23 GBP 175 264
Siemens Financieringsmaatschappij NV
0.000% due 02/20/23 EUR 200 244
Societe Generale SA
0.500% due 01/13/23 EUR 200 246
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 113
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 1,510 203
Switzerland Government International
Bond
0.000% due 07/24/39 CHF 120 140
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 203
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 224
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 241 198
Terega
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.200% due 08/05/25 EUR 100 133
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 133
Toronto-Dominion Bank (The)
Series DPNT
1.994% due 03/23/22 CAD 249 198
Total Capital SA
0.250% due 07/12/23 EUR 200 246
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 153
Trinity Acquisition PLC
2.125% due 05/26/22 EUR 120 149
UniCredit SpA
2.000% due 03/04/23 EUR 114 144
Unilever Capital Corp.
1.000% due 06/03/23 EUR 207 259
United Kingdom Gilt
0.125% due 01/30/26 GBP 355 489
0.875% due 10/22/29 GBP 107 154
0.250% due 07/31/31 GBP 110 148
0.625% due 07/31/35 GBP 310 423
3.500% due 01/22/45 GBP 280 602
4.250% due 12/07/46 GBP 150 366
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 117 144
Upjohn Finance BV
1.908% due 06/23/32 EUR 184 242
Volkswagen International Finance NV
0.625% due 04/01/22 EUR 144 176
0.500% due 06/20/22 EUR 145 177
Series EMTN
0.875% due 01/16/23 EUR 142 175
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 241 197
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 180
37,045
United States Government Treasuries - 16.0%
United States Treasury Notes
2.000% due 02/15/22 3,480 3,548
1.250% due 08/31/24 845 875
1.500% due 11/30/24 1,160 1,214
0.250% due 08/31/25 325 323
1.625% due 02/15/26 300 318
1.625% due 10/31/26 1,700 1,803
5.250% due 02/15/29 106 142
1.500% due 02/15/30 300 313
6.250% due 05/15/30 500 735
5.375% due 02/15/31 440 623
2.250% due 08/15/49 1,120 1,229
1.250% due 05/15/50 200 173
11,296
Total Long-Term Investments
(cost $63,279) 66,919
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 3,430,773(∞) 3,430
Total Short-Term Investments
(cost $3,430) 3,430

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 99.4%
(identified cost $66,709) 70,349
Other Assets and Liabilities,
Net - 0.6%
431
Net Assets - 100.0%
70,780

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
8.8%
Bayer US Finance LLC 11/14/19 204,000 102 .06 208
223
Bayer US Finance II LLC 11/13/19 204,000 103 .20 211
222
BNP Paribas SA 02/04/20 241,000 102 .93 248
256
Bonos y Obligaciones del Estado Government International Bonds 11/13/19 EUR 45,000 150 .19 68
77
Bonos y Obligaciones del Estado Government International Bonds 11/12/20 EUR 920,000 130 .90 1,204
1,241
Bonos y Obligaciones del Estado Government International Bonds 12/10/20 EUR 200,000 129 .93 260
259
Delta Air Lines Pass-Through Trust 06/18/20 213,000 106 .53 227
247
Delta Air Lines, Inc. 10/20/20 199,000 102 .78 205
213
Deutsche Telekom International Finance BV 04/27/20 227,000 102 .21 232
238
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 10/20/20 149,000 135 .81 202
218
Enel SpA 02/04/20 183,000 114 .46 209
226
GE Capital Funding LLC 07/15/20 204,000 106 .16 217
237
Italy Buoni Poliennali Del Tesoro 12/10/20 EUR 300,000 122 .56 368
367
Italy Buoni Poliennali Del Tesoro 12/10/20 EUR 150,000 127 .25 191
190
Kingdom of Belgium Government International Bond 11/23/20 EUR 250,000 121 .38 303
311
Nestle Holdings, Inc. 02/04/20 239,000 103 .89 248
258
Netherlands Government International Bond 11/13/19 EUR 200,000 117 .49 235
265
NGPL PipeCo LLC 04/27/20 154,000 101 .77 157
178
Nissan Motor Acceptance Corp. 10/20/20 202,000 101 .37 205
212
Norway Government International Bond 07/16/20 NOK 650,000 11 .35 74
79
Portugal Obrigacoes do Tesouro 11/26/20 EUR 200,000 124 .60 249
253
T-Mobile USA, Inc. 06/18/20 212,000 108 .09 229
232
Upjohn Finance BV 07/15/20 206,000 105 .36 217
216
6,218
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 24 AUD 3,500 03/21
(16)
Canadian 10 Year Government Bond Futures 5 CAD 738 03/21
(6)
Euro- Bobl Futures 2 EUR 271 03/21
1
Euro-Bund Futures 7 EUR 1,241 03/21
5
Japanese 10-Year Mini Government Bond Futures 13 JPY 197,288 03/21
(4)
Long Gilt Futures 1 GBP 134 03/21
—
United States 5 Year Treasury Note Futures 2 USD 252 03/21
—
United States 10 Year Treasury Note Futures 34 USD 4,659 03/21
(29)
United States Treasury Long Bond Futures 4 USD 675 03/21
(24)
Short Positions
Euro-Bund Futures 13 EUR 2,304 03/21
(8)
Long Gilt Futures 9 GBP 1,207 03/21
(1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(82)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 463
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 33 AUD 43 03/10/21 —
Bank of America USD 36 AUD 48 03/10/21 1
Bank of America USD 45 AUD 58 03/10/21 —
Bank of America USD 34 GBP 25 03/17/21 —
Bank of America USD 11 NOK 98 03/10/21 —
Bank of America USD 11 NOK 102 03/10/21 —
Bank of America USD 26 NOK 220 03/10/21 —
Bank of America AUD 1,687 USD 1,233 03/10/21 (57)
Bank of America EUR 1,350 USD 1,644 03/17/21 4
Bank of America NOK 5,502 USD 607 03/10/21 (36)
Bank of Montreal CAD 969 USD 758 03/17/21 1
Bank of Montreal EUR 3,321 USD 4,027 03/17/21 (7)
Bank of Montreal GBP 742 USD 996 03/17/21 (21)
Bank of Montreal JPY 143,724 USD 1,382 03/17/21 9
Bank of New York USD 8 AUD 11 03/17/21 —
Bank of New York USD 9 CAD 11 03/17/21 —
Bank of New York USD 24 EUR 20 03/17/21 —
Bank of New York USD 30 GBP 22 03/17/21 —
Bank of New York USD 19 JPY 2,000 03/17/21 —
Bank of New York USD 742 NOK 6,500 03/17/21 17
Bank of New York CAD 500 USD 391 03/17/21 —
Bank of New York CAD 969 USD 757 03/17/21 —
Bank of New York EUR 3,321 USD 4,029 03/17/21 (5)
Bank of New York GBP 742 USD 997 03/17/21 (20)
Bank of New York JPY 143,724 USD 1,382 03/17/21 9
Bank of New York SEK 3,000 USD 355 03/17/21 (5)
Citigroup USD 4 CHF 3 03/10/21 —
Citigroup USD 11 CHF 9 03/10/21 —
Citigroup USD 46 CHF 40 03/10/21 —
Citigroup USD 251 GBP 183 03/10/21 —
Citigroup USD 259 GBP 194 03/10/21 6
Citigroup USD 1,529 GBP 1,153 03/10/21 50
Citigroup CHF 1,639 USD 1,805 03/10/21 (36)
Citigroup GBP 12 USD 17 03/10/21 —
JPMorgan Chase CAD 969 USD 758 03/17/21 —
JPMorgan Chase EUR 3,321 USD 4,030 03/17/21 (4)
JPMorgan Chase GBP 742 USD 997 03/17/21 (19)
JPMorgan Chase JPY 143,724 USD 1,381 03/17/21 9
Royal Bank of Canada USD 1,212 CAD 1,585 03/10/21 28
Royal Bank of Canada USD 7 CAD 9 03/17/21 —
Royal Bank of Canada USD 782 EUR 635 03/10/21 (11)
Royal Bank of Canada USD 1,515 EUR 1,273 03/10/21 32
Royal Bank of Canada USD 18 EUR 15 03/17/21 —
Royal Bank of Canada USD 62 EUR 51 03/17/21 —
Royal Bank of Canada USD 14 GBP 10 03/17/21 —
Royal Bank of Canada USD 16 GBP 12 03/17/21 —
Royal Bank of Canada USD 7 JPY 700 03/17/21 —
Royal Bank of Canada USD 744 NOK 6,500 03/17/21 15
Royal Bank of Canada CAD 23 USD 18 03/10/21 —
Royal Bank of Canada CAD 23 USD 18 03/10/21 —
Royal Bank of Canada CAD 25 USD 20 03/10/21 —
Royal Bank of Canada CAD 10 USD 7 03/17/21 —
Royal Bank of Canada CAD 500 USD 391 03/17/21 —
Royal Bank of Canada CAD 969 USD 758 03/17/21 —
Royal Bank of Canada EUR 245 USD 297 03/10/21 —
Royal Bank of Canada EUR 684 USD 816 03/10/21 (15)
Royal Bank of Canada EUR 29 USD 36 03/17/21 —
Royal Bank of Canada EUR 35 USD 42 03/17/21 —
Royal Bank of Canada EUR 3,321 USD 4,035 03/17/21 1
Royal Bank of Canada GBP 17 USD 23 03/17/21 —
Royal Bank of Canada GBP 20 USD 27 03/17/21 —
Royal Bank of Canada GBP 742 USD 999 03/17/21 (18)
Royal Bank of Canada JPY 143,724 USD 1,382 03/17/21 9

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor Bond Fund
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada PLN 40 USD 11 03/17/21 —
Royal Bank of Canada SEK 3,000 USD 355 03/17/21 (4)
State Street USD 158 EUR 130 03/17/21 —
State Street USD 598 JPY 62,338 03/10/21 (3)
State Street USD 618 NZD 897 03/10/21 28
State Street USD 1 SEK 12 03/10/21 —
State Street USD 26 SEK 209 03/10/21 (1)
State Street AUD 1,235 USD 923 03/17/21 (21)
State Street CAD 17 USD 13 03/17/21 —
State Street CHF 126 USD 142 03/17/21 1
State Street CZK 2,829 USD 130 03/17/21 (2)
State Street DKK 1,509 USD 246 03/17/21 (1)
State Street EUR 23 USD 28 03/17/21 —
State Street EUR 55 USD 67 03/17/21 —
State Street GBP 17 USD 23 03/17/21 —
State Street GBP 21 USD 29 03/17/21 —
State Street HUF 26,320 USD 89 03/17/21 —
State Street JPY 179 USD 2 03/10/21 —
State Street JPY 31,291 USD 303 03/10/21 4
State Street MXN 3,502 USD 175 03/17/21 5
State Street NOK 699 USD 80 03/17/21 (2)
State Street NZD 20 USD 14 03/10/21 —
State Street NZD 20 USD 15 03/10/21 —
State Street NZD 34 USD 24 03/10/21 (1)
State Street NZD 140 USD 99 03/17/21 (2)
State Street PLN 975 USD 266 03/17/21 4
State Street SEK 5,161 USD 606 03/10/21 (12)
State Street SEK 1,730 USD 204 03/17/21 (3)
UBS CAD 969 USD 757 03/17/21 —
UBS EUR 3,321 USD 4,021 03/17/21 (13)
UBS GBP 742 USD 995 03/17/21 (24)
UBS JPY 143,724 USD 1,380 03/17/21 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(101)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 10,004 $ —
$ —
$ 10,004
International Debt — 8,574 —
—
8,574
Non-US Bonds — 37,045 —
—
37,045
United States Government Treasuries — 11,296 —
—
11,296
Short-Term Investments — — —
3,430
3,430
Total Investments — 66,919 — 3,430 70,349
Other Financial Instruments
Assets
Futures Contracts 6 — — — 6
Foreign Currency Exchange Contracts — 242 — — 242

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 465
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (88) — — — (88)
Foreign Currency Exchange Contracts — (343) — — (343)
Total Other Financial Instruments
*
$ (82) $ (101) $ — $ — $ (183)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2021, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
528
Austria ....................................................................................
251
Belgium ..................................................................................
526
Canada ....................................................................................
3,738
Chile .......................................................................................
270
China ......................................................................................
909
Colombia .................................................................................
172
Czech Republic .......................................................................
129
Denmark .................................................................................
488
Finland ...................................................................................
217
France .....................................................................................
4,134
Germany .................................................................................
3,385
Guernsey .................................................................................
188
Hong Kong ..............................................................................
216
Hungary ..................................................................................
89
India .......................................................................................
218
Ireland ....................................................................................
998
Italy ........................................................................................
2,872
Japan ......................................................................................
7,209
Jersey ......................................................................................
236
Lithuania ................................................................................
208
Luxembourg ............................................................................
2,692
Mexico ....................................................................................
796
Netherlands ............................................................................
3,329
New Zealand ...........................................................................
98
Norway ....................................................................................
79
Peru ........................................................................................
206
Poland .....................................................................................
254
Portugal ..................................................................................
253
South Africa ............................................................................
214
Spain .......................................................................................
2,023

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Sweden ....................................................................................
203
Switzerland .............................................................................
140
Thailand ..................................................................................
217
United Arab Emirates .............................................................
517
United Kingdom ......................................................................
5,385
United States ...........................................................................
26,962
Total Investments .................................................................... 70,349

Russell Investment Company
Notes to Schedules of Investments — January 31, 2021 (Unaudited)
Notes to Schedules of Investments 467
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details .
( &) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Quarterly Report for details .
(Œ ) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See Note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2021 (Unaudited)
468 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2021 (Unaudited)
Notes to Quarterly Report 469
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds. This Quarterly Report reports on 27 of these funds (each a "Fund" and collectively the "Funds").
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
470 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 471
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfer as of period end.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International
Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed Real
Assets, Opportunistic Credit, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Commodity Strategies,
Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy, Multifactor U.S. Equity,
Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended January
31, 2021. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Emerging Markets, Strategic Bond, Short Duration Bond, and Unconstrained Total Return Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable.
The amounts transferred were as follows:
The Unconstrained Total Return Fund and Tax-Managed International Equity Fund had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were
Emerging Markets Fund $ 34,122
Unconstrained Total Return Fund 1,509,272
Strategic Bond Fund 130,844
Short Duration Bond Fund 326,295
Tax-Managed International Equity Fund $ 754,264
Unconstrained Total Return Fund 229,803

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
472 Notes to Quarterly Report
to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 473
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
474 Notes to Quarterly Report
For the period ended January 31, 2021, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below.
The Funds' foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with foreign currency exchange contracts purchased/
sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Commodity Strategies Fund Hedging
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Cash Collateral for Forwards Due to Broker
Emerging Markets Fund $ 250,000 $ —
Strategic Bond Fund $ 80,000 $ —
Multi-Strategy Income Fund $ 320,000 $ 410,000
Multi-Asset Growth Strategy Fund $ 812,916 $ 130,000

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 475
market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2021, the Funds purchased or sold options primarily for the strategies listed below:
The Funds' options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Options Due to Broker
Multi-Strategy Income Fund $ — $ 1,013,109
Multi-Asset Growth Strategy Fund $ — $ 2,757,395

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
476 Notes to Quarterly Report
The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
As of January 31, 2021, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Futures Due to Broker
Equity Income Fund $ 291,942 $ —
Sustainable Equity Fund $ 41 $ —
U.S. Dynamic Equity Fund $ 60,854 $ —
U.S. Strategic Equity Fund $ 3,884,731 $ —
U.S. Small Cap Equity Fund $ 5,111,176 $ —
International Developed Markets Fund $ 59,362,407 $ —
Global Equity Fund $ 15,419,498 $ —
Emerging Markets Fund $ 30,090,739 $ —
Tax-Managed U.S. Large Cap Fund $ 29 $ —
Tax-Managed U.S. Mid & Small Cap Fund $ 163,245 $ —
Tax-Managed International Equity Fund $ 44,125,968 $ —
Tax-Managed Real Assets Fund $ 462,359 $ —
Opportunistic Credit Fund $ 7,751,566 $ 29
Unconstrained Total Return Fund $ 2,564,402 $ 118,867
Strategic Bond Fund $ 62,371,470 $ —
Investment Grade Bond Fund $ 5,703,664 $ —
Short Duration Bond Fund $ 1,573,823 $ 30,749
Tax-Exempt High Yield Bond Fund $ 95,019 $ 11,211
Tax-Exempt Bond Fund $ 844,956 $ —
Commodity Strategies Fund $ 637,818 $ 2,970,558
Global Infrastructure Fund $ 573,659 $ —
Global Real Estate Securities Fund $ 1,084,982 $ —
Multi-Strategy Income Fund $ 39,065,123 $ —

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 477
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of January 31, 2021, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer
Cash Collateral for Futures Due to Broker
Multi-Asset Growth Strategy Fund $ 87,356,556 $ 19,860,000
Multifactor U.S. Equity Fund $ 190,425 $ —
Multifactor International Equity Fund $ 1,633,920 $ —
Multifactor Bond Fund $ 311,174 $ 32
Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 4,224,000 $ —
Unconstrained Total Return Fund $ 2,578 $ 6,309,734
Strategic Bond Fund $ 4,771,495 $ 3,953,735
Investment Grade Bond Fund $ 3,365 $ —
Short Duration Bond Fund $ 48 $ 8
Tax-Exempt High Yield Bond Fund $ 1,170,347 $ —
Commodity Strategies Fund $ 2,018,042 $ 1,464,000
Multi-Strategy Income Fund $ 1,898,966 $ 11,594,391
Multi-Asset Growth Strategy Fund $ 5,318,880 $ 8,544,118
Multifactor Bond Fund $ — $ 499

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
478 Notes to Quarterly Report
or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 479
amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2021, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended January 31, 2021, the Funds entered into interest rate swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
480 Notes to Quarterly Report
The Funds' interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2021, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2021.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended January 31, 2021, there were no currency swaps.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Funds Strategies
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 481
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2021, the Unconstrained
Total Return Fund had $3,067,273 in unfunded loan commitments.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
482 Notes to Quarterly Report
the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S.
Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the
Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the
Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money:
As of January 31, 2021, the market value of securities on loan through the reciprocal lending program were as follows:
As of January 31, 2021, the Sustainable Equity Fund held $31,946,693, the U.S. Dynamic Equity Fund held $14,894,823, and the
U.S. Small Cap Equity Fund held $87,497,057 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
Amount
Sustainable Equity Fund
$ 19,057,743
U.S. Dynamic Equity Fund
8,494,071
U.S. Small Cap Equity Fund
59,709,670

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 483
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
484 Notes to Quarterly Report
other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 485
to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
486 Notes to Quarterly Report
maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of January 31, 2021, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 487
Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 and the resulting market impact have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may adversely impact a Fund's investments and performance.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2021, the net assets of the Commodity
Strategies Fund were $254,306,002 of which $55,993,019 or approximately 22.0%, represents the Fund’s ownership of the shares of its Subsidiary, and the net assets of the Multi-Asset Growth Strategy Fund were $1,346,937,735 of which $11,436,817 or approximately 0.8%, represents the Fund’s ownership of the shares of its Subsidiary.
As of January 31, 2021, the fair values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the Consolidated
Schedule of Investments were as follows:
As of January 31, 2021, the fair values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments.. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
Federal Income Taxes
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
U.S. Cash Management Fund $ 19,614,895
United States Treasury Bills $ 30,924,290
U.S. Cash Management Fund $ 4,166,571

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
488 Notes to Quarterly Report
Equity Income
Fund
Sustainable
Equity Fund
U.S. Dynamic
Equity Fund
Cost of Investments
$ 146,136,286 $ 187,506,943 $ 113,416,844
Unrealized Appreciation
$ 85,985,726 $ 89,154,819 $ 45,912,505
Unrealized Depreciation
(3,607,698) (7,479,842) (5,363,326)
Net Unrealized Appreciation (Depreciation)
$ 82,378,028 $ 81,674,977 $ 40,549,179
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 2,705,651,248 $ 1,242,298,799 $ 1,735,494,623
Unrealized Appreciation
$ 1,018,956,362 $ 376,612,059 $ 151,937,700
Unrealized Depreciation
(43,266,495) (52,049,946) (115,703,030)
Net Unrealized Appreciation (Depreciation)
$ 975,689,867 $ 324,562,113 $ 36,234,670
Global Equity
Fund
Emerging
Markets Fund
Tax-Managed U.S.
Large Cap Fund
Cost of Investments
$ 469,240,932 $ 1,074,099,097 $ 2,498,041,120
Unrealized Appreciation
$ 153,365,958 $ 509,247,642 $ 2,138,384,975
Unrealized Depreciation
(32,028,805) (72,160,214) (2,791,076)
Net Unrealized Appreciation (Depreciation)
$ 121,337,153 $ 437,087,428 $ 2,135,593,899
Tax-Managed U.S.
Mid & Small Cap
Fund
Tax-Managed
International
Equity Fund
Tax-Managed Real
Assets Fund
Cost of Investments
$ 662,188,563 $ 1,627,638,829 $ 466,329,096
Unrealized Appreciation
$ 476,808,400 $ 594,470,803 $ 95,946,447
Unrealized Depreciation
(3,061,527) (20,029,601) (9,250,607)
Net Unrealized Appreciation (Depreciation)
$ 473,746,873 $ 574,441,202 $ 86,695,840
Opportunistic
Credit Fund
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Cost of Investments
$ 744,790,931 $ 644,500,633 $ 3,160,970,117
Unrealized Appreciation
$ 43,106,354 $ 4,128,814 $ 109,816,442
Unrealized Depreciation
(61,983,056) (2,936,191) (37,662,105)
Net Unrealized Appreciation (Depreciation)
$ (18,876,702) $ 1,192,623 $ 72,154,337
Investment Grade
Bond Fund
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Cost of Investments
$ 727,110,452 $ 424,321,036 $ 1,163,975,892
Unrealized Appreciation
$ 29,851,055 $ 8,733,880 $ 98,845,940
Unrealized Depreciation
(6,117,118) (1,245,765) (4,954,270)
Net Unrealized Appreciation (Depreciation)
$ 23,733,937 $ 7,488,115 $ 93,891,670
Tax-Exempt Bond
Fund
Commodity
Strategies Fund
Global
Infrastructure Fund
Cost of Investments
$ 3,170,178,519 $ 293,219,301 $ 114,175,252
Unrealized Appreciation
$ 183,787,790 $ 515,224 $ 22,472,326
Unrealized Depreciation
(3,167,131) (583,108) (1,504,721)
Net Unrealized Appreciation (Depreciation)
$ 180,620,659 $ (67,884) $ 20,967,605
Global Real Estate
Securities Fund
Multi-Strategy
Income Fund
Multi-Asset Growth
Strategy Fund
Cost of Investments
$ 463,862,673 $ 827,155,413 $ 1,347,298,261
Unrealized Appreciation
$ 79,327,133 $ 58,571,840 $ 128,173,608
Unrealized Depreciation
(2,063,236) (28,233,077) (56,879,558)
Net Unrealized Appreciation (Depreciation)
$ 77,263,897 $ 30,338,763 $ 71,294,050

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2021 (Unaudited)
Notes to Quarterly Report 489
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure except the following:
At a meeting held on March 2, 2021, the Board of Trustees of RIC, upon the recommendation of RIM, approved the liquidation of the U.S. Dynamic Equity Fund and the Commodity Strategies Fund each pursuant to a Plan of Liquidation and Dissolution of Sub-
Trust (the “Plans”). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their Shares prior to the liquidation date. The Plans provide for the liquidation of each Fund’s assets on or before April 27, 2021.
On March 1, 2021, the Board declared dividends payable from net investment income. Dividends were paid on March 3, 2021, to shareholders of record effective with the opening of business on March 2, 2021.
Multifactor Bond
Fund
Multifactor U.S.
Equity Fund
Multifactor
International Equity
Fund
Cost of Investments
$ 68,182,132 $ 357,609,173 $ 426,216,038
Unrealized Appreciation
$ 2,129,905 $ 189,798,624 $ 79,096,467
Unrealized Depreciation
(145,288) (8,161,150) (16,073,993)
Net Unrealized Appreciation (Depreciation)
$ 1,984,617 $ 181,637,474 $ 63,022,474

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com